UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21757

American Independence Funds Trust
(Exact name of registrant as specified in charter)

335 Madison Avenue, Mezzanine New York, NY	10017
(Address of principal executive offices)	(Zip code)
Eric Rubin
President
335 Madison Avenue, Mezzanine New York, NY 10017
(Name and address of agent for service)
with a copy to:
Jon Rand, Esq.
Dechert LLP
30 Rockefeller Plaza
New York, NY 10112-2200

Registrant's telephone number, including area code:	(212) 488-1331

Date of fiscal year end:	10/31/2008

Date of reporting period:	04/30/2008

Item 1. Reports to Stockholders.

     The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17CRF 270.30e-1).

April 30, 2008

The American Independence Funds	Semi-Annual Report

Stock Fund
Financial Services Fund
International Equity Fund
Short-Term Bond Fund
Intermediate Bond Fund
Kansas Tax-Exempt Bond Fund

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus. American Independence Funds Trust is distributed by Foreside Distribution Services, L.P.

Table of Contents

American Independence Funds
Semi-Annual Report (Unaudited)—April 30, 2008

Stock Fund
Schedule of Portfolio Investments	1

Financial Services Fund
Schedule of Portfolio Investments	2

International Equity Fund
Schedule of Portfolio Investments	3

Short-Term Bond Fund
Schedule of Portfolio Investments	5

Intermediate Bond Fund
Schedule of Portfolio Investments	7

Kansas Tax-Exempt Bond Fund
Schedule of Portfolio Investments	9

Statements of Assets and Liabilities	13
Statements of Operations	14
Statements of Changes in Net Assets	15
Financial Highlights	17

Notes to Financial Statements	20
Additional Fund Information	25
Table of Shareholder Expenses	27

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

American Independence Funds	Schedule of Portfolio Investments
Stock Fund	April 30, 2008 - (Unaudited)

Common Stocks (83.51%)
Security Description	Shares	Value ($)
Communications (6.28%)
American Tower Corp. (a)	20,000	868,400
eBay, Inc. (a)	20,000	625,800
Walt Disney Co.	156,000	5,059,080
Total Communications		6,553,280

Consumer Discretionary (13.15%)
Abercrombie & Fitch Co.	11,500	854,565
Altria Group, Inc.	57,868	1,157,360
McDonald’s Corp.	66,197	3,944,017
Nike, Inc.	26,103	1,743,680
Philip Morris International, Inc. (a)	57,868	2,953,004
Saks, Inc. (a)	10,000	130,100
UST, Inc.	34,935	1,819,065
Wal-Mart Stores, Inc.	19,250	1,116,115
Total Consumer Discretionary		13,717,906

Consumer Staples (8.27%)
Anheuser-Busch Cos., Inc.	15,600	767,520
DynCorp International, Inc. (a)	19,000	341,050
Imperial Tobacco Group PLC - ADR	43,100	4,137,169
Kraft Foods, Inc.	72,416	2,290,518
The Kroger Co.	40,000	1,090,000
Total Consumer Staples		8,626,257

Energy (8.00%)
Chevron Corp.	12,400	1,192,260
Occidental Petroleum Corp.	74,300	6,182,503
Spectra Energy Corp.	39,143	966,832
Total Energy		8,341,595

Financial (21.30%)
Affiliated Managers Group, Inc. (a)	12,240	1,215,922
AllianceBernstein Holding LP	23,500	1,457,470
Ameriprise Financial, Inc.	36,650	1,740,509
BB&T Corp.	27,750	951,548
Colonial BancGroup, Inc.	61,975	504,477
Comerica, Inc.	130,000	4,514,900
Federated Investors, Inc.	59,230	1,983,020
Franklin Resources, Inc.	3,500	333,025
Hartford Financial Services, Inc.	47,650	3,396,016
Lincoln National Corp.	30,000	1,612,800
National Financial Partners Co.	35,640	959,429
Och-Ziff Capital Management Group, Inc.	15,750	305,708
SVB Financial Group (a)	47,635	2,317,919
Zions Bancorporation	20,000	927,000
Total Financial		22,219,743

Industrial (14.37%)
3M Co.	26,677	2,051,461
Burlington Northern Santa Fe
Corporation	27,200	2,789,360
General Electric Co.	90,000	2,943,000
Honeywell International, Inc.	46,700	2,773,980
Kansas City Southern Railway Company (a)	66,250	2,986,550
Ryder System, Inc.	21,120	1,446,086
Total Industrial		14,990,437

Healthcare (3.02%)
Baxter International, Inc.	50,500	3,147,160

Technology (5.52%)
Apple, Inc. (a)	3,500	608,825
Microsoft Corp.	136,964	3,906,213
Oracle Corp. (a)	60,000	1,251,000
Total Technology		5,766,038

Utilities (3.60%)
Entergy Corp.	32,700	3,755,922

Total Common Stocks
(Cost $65,755,155)		87,118,338

Exchange Traded Funds (2.71%)

Financial Select Sector SPDR Fund	60,000	1,586,400
KBW Regional Banking ETF	35,727	1,243,657
Total Exchange Traded Funds
(Cost $2,679,597)		2,830,057

Money Market Fund (11.21%)

American Beacon Money Market Fund	11,695,807	11,695,807
Total Money Market Fund
(cost $11,695,807)		11,695,807

Total Investments
(Cost $80,130,559) (b) — 97.43%		101,644,202
Other assets in excess of liabilities — 2.57%		2,657,814
NET ASSETS — 100.00%		104,302,016

(a)	Non-income producing security.
(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities
ADR -	American Depositary Receipt
ETF -	Exchange-Traded Fund

See Notes to Financial Statements

1

American Independence Funds	Schedule of Portfolio Investments
Financial Services Fund	April 30, 2008 - (Unaudited)

Common Stocks (65.51%)
Security Description	Shares	Value ($)
Asset Management (17.98%)
Affiliated Managers Group, Inc. (a)	700	69,538
AllianceBernstein Holding LP	1,275	79,075
Ameriprise Financial, Inc.	950	45,116
Federated Investors, Inc.	1,141	38,201
Franklin Resources, Inc.	375	35,681
National Financial Partners Co.	1,360	36,611
Och-Ziff Capital Management Group, Inc.	2,275	44,158
Total Asset Management		348,380

Banks (20.26%)
Bank of New York Mellon Corp.	1,250	54,413
Barclays PLC - ADR	500	18,200
Colonial BancGroup, Inc.	1,125	9,158
Comerica, Inc.	2,503	86,928
Huntington Bancshares, Inc.	6,400	60,096
Marshall & Ilsley Corp.	1,500	37,470
People’s United Financial, Inc.	3,000	50,910
SVB Financial Group (a)	880	42,821
Zions Bancorporation	700	32,445
Total Banks		392,441

Brokerage (6.54%)
IntercontinentalExchange, Inc. (a)	55	8,533
Lazard Ltd.	1,645	64,385
Penson Worldwide, Inc. (a)	4,950	53,856
Total Brokerage		126,774

Insurance (9.64%)
AON Corp.	930	42,213
Hartford Financial Services, Inc.	1,155	82,317
RenaissanceRe Holdings Ltd.	1,210	62,242
Total Insurance		186,772

Life Insurance (3.06%)
Lincoln National Corp.	1,101	59,190

Specialty Insurance (8.03%)
The Travelers Cos, Inc.	1,585	79,884
Zenith National Insurance Corp.	2,040	75,766
Total Specialty Insurance		155,650

Total Common Stocks
(Cost $1,271,826)		1,269,207

Preferred Stock (3.34%)

National City Cap Trust III	3,750	64,688
Total Preferred Stock
(Cost $50,438)		64,688

Investment Companies (9.48%)

First Financial Fund, Inc.	5,766	55,757
KBW Bank ETF	1,949	79,519
KBW Regional Banking ETF	1,387	48,281
Total Investment Companies
(Cost $182,093)		183,557

Total Investments
(Cost $1,504,357) (b) — 78.33%		1,517,452
Other assets in excess of liabilities — 21.67%		419,811
NET ASSETS — 100.00%		1,937,263

(a)	Non-income producing security.
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.
ADR -	American Depositary Receipt
ETF -	Exchange-Traded Fund

See Notes to Financial Statements

2

American Independence Funds	Schedule of Portfolio Investments
International Equity Fund	April 30, 2008 - (Unaudited)

Common Stocks (96.82%)
Security Description	Shares	Value ($)
China, People’ Republic of (2.90%)
China Yurun Food Group Ltd.	993,400	1,504,167
Yanzhou Coal Mining Co. Ltd.	1,028,300	1,897,442
Total China		3,401,609

Finland (1.69%)
OKO Bank PLC	99,000	1,979,227

France (11.70%)
BNP Paribas SA	18,200	1,968,528
Rallye SA	29,800	2,268,105
Sanofi-Aventis SA	22,200	1,738,899
Societe Generale Group	13,400	1,573,048
Total SA	37,100	3,125,613
Vinci SA	19,400	1,437,160
Vivendi	40,000	1,628,739
Total France		13,740,092

Germany (10.92%)
BASF SE	17,600	2,511,144
Deutsche Telekom AG	89,800	1,618,574
E.ON AG	14,800	3,028,192
MAN AG	13,800	1,937,712
Muenchener Rueckversicherungs AG	7,000	1,355,720
Siemens AG	20,000	2,372,511
Total Germany		12,823,853

Hong Kong (5.50%)
ICBC Asia	634,000	1,728,773
Jardine Matheson Holdings Ltd.	47,800	1,469,372
VTech Holdings Ltd.	179,000	981,926
Wing Lung Bank Ltd.	126,300	2,277,034
Total Hong Kong		6,457,105

Israel (1.27%)
Teva Pharmaceutical Industries Ltd. - ADR	31,900	1,492,282

Italy (6.74%)
Enel SpA	148,900	1,625,632
Snam Rete Gas SpA	193,000	1,227,634
Terna Rete Elettrica Nazionale SpA	379,500	1,683,374
UniCredit SpA	195,900	1,493,154
Unione di Banche Italiane SCPA	71,200	1,888,287
Total Italy		7,918,081

Japan (17.32%)
Amada Co. Ltd.	151,000	1,254,643
Canon, Inc.	31,500	1,575,227
Hitachi Koki Co. Ltd.	82,000	1,351,618
Mitsubishi Corp.	82,600	2,653,113
Mitsubishi UFJ Financial Group	216,200	2,378,543
Nintendo Co. Ltd.	3,400	1,867,000
Nissan Motor Co. Ltd.	125,000	1,108,333
NTT Corp.	400	1,723,325
Takeda Pharmaceutical Co. Ltd.	28,500	1,504,688
Toho Pharmaceutical Co. Ltd.	49,200	1,017,262
Toshiba TEC Corp.	242,000	1,689,590
Toyota Motor Corp.	43,300	2,194,461
Total Japan		20,317,803

Luxembourg (2.37%)
ArcelorMittal Corp.	31,431	2,787,921

Netherlands (3.15%)
Nutreco Holding NV	15,300	1,118,615
Royal Dutch Shell PLC	64,000	2,580,992
Total Netherlands		3,699,607

Norway (3.92%)
Cermaq ASA	85,200	983,631
DnB NOR ASA	88,300	1,323,945
StatoilHydro ASA	63,400	2,298,636
Total Norway		4,606,212

Portugal (2.50%)
Banco Espirito Santo SA	70,800	1,350,757
Energias de Portugal SA	250,700	1,589,757
Total Portugal		2,940,514

Singapore (3.29%)
Jardine Cycle & Carriage Ltd.	140,900	1,726,833
United Overseas Bank Ltd.	141,700	2,131,613
Total Singapore		3,858,446

Sweden (1.14%)
Nordea Bank AB Corp.	81,500	1,341,679

Switzerland (5.64%)
EMS-Chemie Holding AG	9,647	1,449,704
Novartis AG	43,000	2,187,144
Swiss Reinsurance Co.	14,100	1,175,794
UBS AG (a)	53,550	1,808,947
Total Switzerland		6,621,589

United Kingdom (15.37%)
Anglo American PLC	35,581	2,312,181
AstraZeneca PLC	31,500	1,332,512
BAE Systems PLC	144,200	1,337,946
British American Tobacco PLC	55,900	2,107,987
Dairy Crest Group PLC	108,400	871,639
Diageo PLC	92,300	1,895,356
Imperial Tobacco Group PLC	32,100	1,543,582
Legal & General Group PLC	443,200	1,118,022
Rolls-Royce Group PLC	11,741,760	1,154,072
Venture Production PLC	88,900	1,311,277
Vodafone Group PLC	955,962	3,046,232
Total United Kingdom		18,030,806

United States (1.40%)
Philip Morris International, Inc. (a)	32,200	1,643,166

Total Common Stocks
(Cost $94,000,057)		113,659,992

See Notes to Financial Statements

3

American Independence Funds	Schedule of Portfolio Investments, continued
International Equity Fund	April 30, 2008 - (Unaudited)

Rights (0.07%)
Security Description	Shares	Value ($)
Switzerland (0.07%)
UBS AG	51,000	86,140
Total Rights (Cost $0)		86,140

Warrants (0.02%)

Hong Kong (0.02%)
Industrial & Commercial
Bank of China ASI	70,444	17,717
Total Warrants (Cost $0)		17,717

Money Market Funds (2.30%)

United States (1.15%)
Dreyfus Cash Management	1,348,864	1,348,864
Dreyfus Cash Management Plus	1,348,865	1,348,865
Total Money Market Funds
(Cost $2,697,729)		2,697,729

Total Investments
(Cost $96,697,786) (b) — 99.21%		116,461,578
Other assets in excess of liabilities — 0.79%		933,608
NET ASSETS — 100.00%		117,395,186

(a)	Non-income producing security.
(b)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities
ADR -	American Depositary Receipt

See Notes to Financial Statements

4

American Independence Funds	Schedule of Portfolio Investments
Short-Term Bond Fund	April 30, 2008 - (Unaudited)

Asset Backed Securities (3.17%)
	Principal
Security Description	($)	Value ($)
Chase Manhattan Auto Owner Trust,
Series 2005-A, Class A3,
3.87%, 6/15/09	210,917	211,176
Countrywide Home Equity Loan Trust,
Series 2004-I, Class A, 3.01%, 2/15/34 †	68,673	50,731
Fannie Mae Grantor Trust Series
2003-T4, Class 1A 3.00%, 9/26/33 †	16,609	15,652
Fannie Mae Whole Loan, Series
2001-W1, Class AV1, 3.14%, 8/25/31 †	21,230	21,025
Fifth Third Home Equity Loan Trust,
Series 2003-1, Class A,
3.05%, 9/20/23 †	183,227	121,571
First Horizon ABS Trust
Series 2004-HE1, Class A
3.11%, 1/25/24 †	46,794	27,860
Series 2004-HE3, Class A
3.19%, 10/25/34 †	86,989	50,410
Fleet Home Equity Loan Trust, Series
2003-1, Class A, 3.05%, 1/20/33 †	78,443	54,647
Freddie Mac Structured Pass Through
Securities
Series T-31, Class A7,3.15%, 5/25/31 †	231,858	228,363
Series T-32, Class A1, 3.16%, 8/25/31 †	52,980	52,087
GMAC Mortgage Corp. Loan Trust,
Series 2001-HE3, Class A2,
3.46%, 3/25/27 †	38,495	24,629
Greenpoint Home Equity Loan Trust,
Series 2004-1, Class A,
3.36%, 7/25/29 †	70,545	59,513
Household Automotive Trust, Series
2005-1, Class A4, 4.35%, 6/18/12	400,000	401,247
MSDWCC Heloc Trust, Series 2003-1,
Class A, 3.17%, 11/25/15 †	63,978	57,938
Navistar Financial Corp. Owner Trust,
Series 2005-A, Class A3,
4.22%, 2/15/10	144,132	144,372
Onyx Acceptance Owner Trust, Series
2004-C, Class A4, 3.50%, 12/15/11	118,552	118,262
Option One Mortgage Loan Trust,
Series 2003-1, Class A2,
3.74%, 2/25/33 †	35,668	29,714
Residential Funding Mortgage
Securities, Series 2003-HS3,
Class A2B, 3.19%, 8/25/33 †	66,361	54,584
USAA Auto Owner Trust, Series 2005-2,
Class A3, 4.00%, 12/15/09	119,940	120,124
Wachovia Asset Securitization, Inc.
Series 2002-HE2, Class A
3.33%, 12/25/32 †	294,413	272,483
Series 2003-HE2, Class AII1
3.16%, 6/25/33 †	42,203	33,018
Total Asset Backed Securities
(Cost $2,392,067)		2,149,406

Collateralized Mortgage Obligations (3.01%)

Bank of America Mortgage Securities,
Series 2002-G, Class 2A1,
7.01%, 7/20/32 †	2,832	2,757
Countrywide Home Equity Loan Trust
Series 2004-25, Class 1A3,
3.23%, 2/25/35 †	112,835	96,115
Series 2005-11, Class 4A1,
3.17%, 2/28/35 †	268,886	211,798
Fanniemae Grantor Trust, Series
2002-T5, Class A1, 3.14%, 5/25/32 †	247,111	243,017
Freddie Mac Structured Pass Through
Securities
Series T-54, Class 4A 6.19%, 2/25/43 †	111,288	108,835
Series T-57, Class 1A2 7.00%, 7/25/43	580,018	620,681
Series T-63, Class 1A1 5.53%, 2/25/45 †	251,846	237,947
Freddie Mac, Series 1694, Class PQ,
6.50%, 9/15/23	1,581	1,579
Merrill Lynch Mortgage Investors, Inc.,
Series 2003-A2, Class 2A2, 4.36%,
2/25/33 †	36,828	37,015
MLCC Mortgage Investors, Inc.,
Series 1999-A, Class A 3.10%,
3/15/25 †	96,799	90,345
Series 2003-B, Class A1 3.24%,
4/25/28 †	80,644	73,207
Sequoia Mortgage Trust
Series 9, Class 1A 3.15%, 9/20/32 †	96,953	90,428
Series 10, Class 1A 3.20%, 10/20/27 †	80,748	74,017
Structured Asset Securities Corp.,
Series 2003-9A, Class 2A1,
6.70%, 3/25/33 †	34,861	33,076
Washington Mutual, Series 2005-AR1,
Class A1A, 3.22%, 1/25/45 †	148,248	121,406
Total Collateralized Mortgage
Obligations (Cost $2,191,775)		2,042,223

Corporate Bonds (7.19%)

Basic Materials (0.25%)
Alcan, Inc., 6.25%, 11/1/08	170,000	171,575

Communications (0.38%)
Cisco Systems, Inc., 5.25%, 2/22/11	250,000	258,356

Consumer Staples (1.07%)
Target Corp., 6.35%, 1/15/11	200,000	209,745
WM Wrigley Jr Co., 4.30%, 7/15/10	500,000	507,616
		717,361

Energy (0.53%)
Halliburton Company, 5.5%, 10/15/10	350,000	361,525

Financial (4.50%)
Amsouth Bancorp, 6.13%, 3/01/09	100,000	100,271
Caterpillar Financial Services Corp.,
3.75%, 5/15/09	250,000	249,027
General Electric Capital Corp.,
3.75%, 12/15/09	500,000	502,626
General Electric Capital Corp.,
5.25% 10/27/09	1,250,000	1,285,403
Hartford Life Global Funding,
2.97%, 9/15/09 †	200,000	199,768
IBM International Group Capital,
5.05%, 10/22/12	700,000	721,966
		3,059,061

See Notes to Financial Statements

5

American Independence Funds	Schedule of Portfolio Investments, continued
Short-Term Bond Fund	April 30, 2008 - (Unaudited)

Corporate Bonds, continued
	Principal
Security Description	($)	Value ($)
Health Care (0.46%)
Abbott Laboratories, 5.15%, 11/30/12	300,000	311,347
Total Corporate Bonds
(Cost $4,799,805)		4,879,225

Medium Term/Senior Note (1.13%)

Goldman Sachs Group, Inc.,
6.65%, 5/15/09	750,000	766,865
Total Medium Term/Senior Note
(Cost $761,647)		766,865

Taxable Municipal Bonds (3.24%)

Missouri (0.59%)
Higher Education Loan Authority
Revenue, Series N, 2.09%, 7/1/32 †	400,000	400,000

Pennsylvania (0.88%)
Higher Education Assistance Agency,
5.32%, 9/1/43 †	600,000	600,000

Texas (1.77%)
Brazos, Series A-11, 4.40%, 12/1/38 †	600,000	600,000
Panhandle-Plains, Series A-3, 4.17%,
4/1/31 †	600,000	600,000
		1,200,000
Total Taxable Municipal Bonds
(Cost $2,200,000)		2,200,000

U.S. Government Agency Pass-Through Securities (3.62%)

Federal Home Loan Mortgage
Corporation 6.77%, 4/1/29,
Pool #846367 †	12,735	12,873
Federal National Mortgage Association
5.50%, 1/1/10, Pool #687086	107,933	109,556
4.50%, 4/1/13, Pool #254717	610,755	612,600
6.50%, 12/1/15, Pool #545927	33,059	34,376
5.84%, 11/1/21, Pool #365421 †	55,451	56,794
8.50%, 8/1/30, Pool #542611	13,701	15,080
4.11%, 5/1/34, Pool #784365 †	98,659	99,869
4.36%, 6/1/34, Pool #789463 †	303,309	310,102
4.83%, 1/1/35, Pool #810896 †	476,929	491,165
5.04%, 7/1/35, Pool #834933 †	681,953	686,408
5.73%, 6/1/40, Pool #557072 †	15,287	15,410
Small Business Administration
6.48%, 5/25/15, Pool #502966 †	14,077	14,445
Total (Cost $2,438,571)		2,458,678

U.S. Government Agency Securities (48.71%)

Federal Farm Credit Bank
5.20%, 5/02/08	500,000	500,039
5.08%, 3/16/09	1,000,000	1,020,673
Federal Home Loan Bank
5.13%, 6/13/08	100,000	100,315
5.09%, 10/07/08	500,000	505,705
5.00%, 10/02/09	500,000	514,583
4.88%, 5/14/10	2,000,000	2,082,322

	Shares or
	Principal
Security Description	($)	Value ($)
Federal Home Loan Mortgage
Corporation
4.63%, 12/19/08	1,000,000	1,012,675
4.75%, 3/05/09	1,000,000	1,017,363
4.13%, 11/30/09	1,000,000	1,018,826
4.54%, 12/27/10	1,000,000	1,002,585
3.25%, 02/25/11	1,500,000	1,504,598
5.88%, 3/21/11	1,000,000	1,064,779
2.75%, 4/11/11	2,000,000	1,986,292
4.63%, 10/25/12	2,500,000	2,614,420
Federal National Mortgage Association
4.25, 5/15/09	3,382,000	3,435,392
4.50%, 2/15/11	5,000,000	5,187,480
5.13%, 4/15/11	4,000,000	4,226,840
4.88%, 5/18/12	4,000,000	4,215,172
Small Business Administration
Participation Certificates, Series
2000-10C, Class 1, 7.88%, 5/1/10	32,859	33,475
Total U.S. Government Agency
Securities (Cost $32,192,697)		33,043,534

U.S. Treasury Obligations (24.67%)

U.S. Treasury Notes
3.75%, 5/15/08	1,000,000	1,000,781
3.25%, 8/15/08	2,795,000	2,809,629
4.88%, 8/31/08	1,500,000	1,516,172
3.63%, 7/15/09	4,000,000	4,076,248
4.25%, 10/15/10	7,000,000	7,335,237
Total U.S. Treasury Obligations
(Cost $16,221,216)		16,738,067

Money Market Fund (4.36%)

American Beacon Money Market Fund	2,960,487	2,960,487
Total Money Market Fund
(Cost $2,960,487)		2,960,487

Total Investments
(Cost $ 66,158,265) (a) — 99.10%		67,238,485
Other assets in excess of liabilities — 0.90%		602,995
NET ASSETS — 100.00%		$67,841,480

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2008.
GO	General Obligation

See Notes to Financial Statements

6

American Independence Funds	Schedule of Portfolio Investments
Intermediate Bond Fund	April 30, 2008 - (Unaudited)

Asset Backed Securities (4.05%)
	Principal
Security Description	($)	Value ($)
Green Tree Financial Corp.,
Series 1997- 7, Class A8,
6.86%, 7/15/29 †	119,333	121,841
Harley-Davidson Motorcycle Trust,
Series 2005-3, Class A2,
4.41%, 6/15/12	460,902	462,924
Household Automotive Trust,
Series 2005-3, Class A3,
4.80%, 10/18/10	165,297	165,782
Hyundai Auto Receivables Trust,
Series 2005-A, Class A3,
3.98%, 11/16/09	74,965	75,052
MSCC Heloc Trust, Series 2003-1,
Class A, 3.17%, 11/25/15 †	63,978	57,938
Nissan Auto Receivables Owner Trust,
Series 2005-B, Class A3,
4.05%, 7/15/09	67,806	67,911
Onyx Acceptance Owner Trust,
Series 2004-C, Class A4,
3.50%, 12/15/11	108,672	108,407
Triad Auto Receivables Owner Trust,
Series 2005-B, Class A3,
4.28%, 6/14/10	83,540	83,129
Wachovia Asset Securitization, Inc.,
Series 2003-HE2, Class AII1,
3.16%, 6/25/33 †	42,203	33,018
WFS Financial Owner Trust,
Series 2005-3, Class A4,
4.38%, 5/17/13	300,000	301,223
Total Asset Backed Securities
(Cost $1,485,709)		1,477,225

Collateralized Mortgage Obligations (14.16%)

CS First Boston Mortgage Securities
Corp., Series 2004-AR5, Class 10A1,
4.99%, 6/25/34 †	110,347	110,871
Fannie Mae Grantor Trust,
Series 2004-T3, Class 1A1,
6.00%, 2/25/44	434,910	442,403
Fannie Mae Whole Loan,
Series 2004-W8, Class 3A,
7.50%, 6/25/44	175,246	190,955
Fannie Mae
Series 2002-16, Class XU,
5.50%, 4/25/17	2,726,397	2,797,205
Series 2002-49, Class KG,
5.50%, 8/25/17	500,000	512,817
Series 2003-92, Class HP,
4.50%, 9/25/18	421,040	423,987
Freddie Mac Structured Pass-Through
Securities, Series T-58, Class 2A,
6.50%, 9/25/43	267,561	283,352
MLCC Mortgage Investors, Inc.
Series 2003-B, Class A1,
3.24%, 4/25/28 †	67,203	61,006
Series 2003-D, Class A, Class A1
3.21%, 8/25/28 †	79,401	78,680
Sequoia Mortgage Trust,
Series 10, Class 1A, 3.20%, 10/20/27 †	80,748	74,017
Washington Mutual, Series 2003-AR1,
Class A6, 5.75%, 3/25/33 †	189,302	188,736
Total Collateralized Mortgage
Obligations (Cost $5,025,084)		5,164,029

Corporate Bonds (18.51%)

Consumer Discretionary (0.46%)
Alcoa, Inc., 6.00%, 1/15/12	165,000	168,900

Communications (0.48%)
Thomson Corp., 6.20%, 1/5/12	175,000	173,628

Consumer Discretionary (2.55%)
FedEx Corp., 7.52%, 1/15/18	107,992	117,315
Honeywell International, 6.13%, 11/1/11	250,000	266,770
Ingersoll-Rand Co. Ltd., 4.75%, 5/15/15	125,000	118,917
Masco Corp., 5.88%, 7/15/12	175,000	167,037
McDonald’s Corp., 8.88%, 4/1/11	125,000	142,915
Thermo Fisher Scientific, 5.00%, 6/1/15	125,000	116,058
		929,012
Consumer Staples (1.33%)
ConAgra Foods, Inc., 7.88%, 9/15/10	99,000	106,581
Kellogg Co., 6.60%, 4/1/11	210,000	222,703
Kraft Foods, Inc., 6.25%, 6/1/12	150,000	155,762
		485,046
Energy (0.47%)
Marathon Oil Corp., 6.13%, 3/15/12	165,000	172,261

Financial (10.77%)
American Express Credit Corp.,
5.00%, 12/2/10	175,000	177,687
Bank of America Corp., 7.40%, 1/15/11	300,000	318,854
Bank One Corp., 10.00%, 8/15/10	230,000	252,994
Berkley Corp., 5.13%, 9/30/10	150,000	150,187
Citigroup, Inc., 6.50%, 1/18/11	115,000	118,999
City National Bank, 6.75%, 9/1/11	250,000	262,969
First Tennessee Bank, 5.05%, 1/15/15	200,000	176,625
First Union National Bank NA,
7.80%, 8/18/10	300,000	317,847
Firstar Bank N.A., 7.13%, 12/1/09	150,000	157,377
Goldman Sachs Group, Inc.,
6.88%, 1/15/11	225,000	235,958
IBM International Group Capital,
5.05%, 10/22/12	300,000	309,414
Manufacturers & Traders Trust Co.,
5.59%, 12/28/20 †	169,000	154,436
Marshall & Ilsley Bank, 6.38%, 9/1/11	200,000	206,796
MetLife, Inc., 5.38%, 12/15/12	80,000	81,985
Morgan Stanley Dean Witter,
6.75%, 4/15/11	250,000	259,548
National City Bank of Kentucky,
6.30%, 2/15/11	75,000	70,404
National City Bank, 6.20%, 12/15/11	150,000	142,051
PNC Funding Corp., 6.13%, 2/15/09	150,000	150,654
ProLogis, 5.25%, 11/15/10 (b)	85,000	84,090
Safeco Corp., 4.88%, 2/1/10	150,000	149,434
U.S. Bank NA Minnesota, 6.38%, 8/1/11	150,000	159,323
		3,937,632
Health Care (1.49%)
Abbott Laboratories, 5.6%, 11/30/17	200,000	206,722
American Home Products (WYETH),
6.70%, 3/15/11	135,000	144,387
Schering-Plough Corp., 5.30%, 12/1/13	185,000	189,526
		540,635

See Notes to Financial Statements

7

American Independence Funds	Schedule of Portfolio Investments, continued
Intermediate Bond Fund	April 30, 2008 - (Unaudited)

Corporate Bonds, continued
	Principal
Security Description	($)	Value ($)
Industrial (0.48%)
Bemis Company, Inc., 4.88%, 4/1/12	175,000	174,408

Utilities (0.48%)
General Electric Co., 5.00%, 2/1/13	170,000	173,420
Total Corporate Bonds
(Cost $6,762,114)		6,754,942

Medium Term/Senior Note (0.66%)

Stanford University,
Series A, 6.16%, 4/30/11	225,000	241,040
Total Medium Term/Senior Note
(Cost $225,000)		241,040

Taxable Municipal Bonds (3.03%)

Arkansas (1.20%)
State, Water-Waste Disposal,
Series A, GO, 6.00%, 7/1/2008, OID	435,000	437,575

Iowa (0.79%)
Davenport, Series A, GO,
4.60%, 6/1/12, OID	160,000	162,965
Des Moines, Hotel & Motel, GO,
5.85%, 12/1/2011, OID	115,000	122,572
		285,537
Illinois (0.41%)
Loyola University, Series C,
4.80%, 7/1/13, OID	150,000	150,174

Oregon (0.63%)
State, Alternative Energy Project,
Series F, GO, 5.25%, 10/1/09, OID	225,000	230,148

Total Taxable Municipal Bonds
(Cost $1,084,108)		1,103,434

U.S. Government Agency Pass-Through Securities (15.10%)

Federal Home Loan Mortgage Corporation
4.50%, 11/1/2018, Pool #B10834	718,758	714,034
6.77%, 4/1/2029, Pool #846367 †	12,680	12,818
Federal National Mortgage Association
4.17%, 2/1/2009, Pool #386844	451,828	451,587
4.67%, 1/1/2010, Pool #385732	446,438	449,974
5.01%, 4/1/2011, Pool #387392	722,179	730,869
4.61%, 7/1/2012, Pool #387461	1,250,000	1,250,884
4.73%, 12/1/2012, Pool #385682	447,531	450,630
5.84%, 11/1/2021, Pool #365421 †	114,751	117,530
3.86%, 6/1/2033, Pool #708318 †	162,557	165,121
4.27%, 3/1/2034, Pool #776486 †	179,183	181,400
4.83%, 1/1/2035, Pool #810896 †	953,857	982,330
Total U.S. Government Agency
Pass-Through Securities
(Cost $5,528,083)		5,507,177

U.S. Government Agency Securities (18.10%)
	Shares or
	Principal
Security Description	($)	Value ($)
Federal Farm Credit Bank
5.00%, 9/21/09	500,000	514,471
Federal Home Loan Bank
5.00%, 5/11/17	500,000	527,132
Federal Home Loan Mortgage Corporation
5.40%, 12/27/11	750,000	753,904
4.50%, 1/15/15	1,000,000	1,030,757
5.00%, 12/14/18	500,000	485,054
Federal National Mortgage Association
5.20%, 06/02/2008	100,000	100,239
5.00%, 05/11/17	500,000	525,828
5.63%, 11/15/2021	1,500,000	1,545,590
Tennessee Valley Authority
Note 4.50%, 4/1/18	500,000	505,925
Principal Strip, Zero Coupon, 11/1/25	1,500,000	612,494
Total U.S. Government Agency
Securities (Cost $6,451,900)		6,601,394

U.S. Treasury Obligations (16.82%)

U.S. Treasury Bonds, 7.25%, 5/15/16	70,000	87,598
U.S. Treasury Notes
4.25%, 1/15/11	450,000	473,098
4.38%, 8/15/12	335,000	355,650
4.00%, 2/15/15	300,000	312,141
4.50%, 11/15/15	2,000,000	2,137,187
5.13%, 5/15/16	2,500,000	2,767,773
Total U.S. Treasury Obligations
(Cost $5,783,279)		6,133,447

Money Market Fund (8.50%)

American Beacon Money Market
Select Fund	3,101,446	3,101,446
Total Money Market Fund
(Cost $3,101,446)		3,101,446

Total Investments
(Cost $35,446,723) (a) — 98.93%		36,084,134
Other assets in excess of liabilities — 1.07%		385,636
NET ASSETS — 100.00%		$36,469,770

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities
(b)	Represents a restricted security purchase under rule 144A which is exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid by procedures approved by the Board of Trustees.
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2008.
GO	General Obligation
OID	Original Issue Discount

See Notes to Financial Statements

8

American Independence Funds	Schedule of Portfolio Investments
Kansas Tax-Exempt Bond Fund	April 30, 2008 - (Unaudited)

Municipal Bonds (98.48%)
	Principal
Security Description	($)	Value ($)
Augusta Waterworks Revenue,
Series A, 5.00%, 4/1/2019, Callable
10/1/2014 @ 100, RADIAN	1,180,000	1,194,774
Burlington Environmental
Improvement Revenue,
Series K, 5.25%, 12/1/2023, XLCA †	1,000,000	994,450
Butler & Sedgwick County,
School District #385
5.00%, 9/1/2019, Pre-Refunded
9/1/2010 @ 100, FGIC	100,000	105,719
5.60%, 9/1/2012, FSA	1,775,000	1,959,937
GO, 5.00%, 9/1/2018, Callable
9/1/2015 @ 100, MBIA	2,000,000	2,158,680
Butler County, School District #490
5.00%, 9/1/2023, Callable
9/1/2015 @ 100, FSA	500,000	522,395
5.00%, 9/1/2024, Callable
9/1/2015 @ 100, FSA	395,000	410,930
5.00%, 9/1/2024, Pre-refunded
9/1/2015 @ 100, FSA	690,000	764,299
Cherokee County, COP
5.00%, 12/1/2021, Callable
12/1/2015 @ 100, FGIC	1,170,000	1,255,235
6.25%, 12/1/2023, Pre-refunded
6/1/2008 @ 100	900,000	902,727
Chisholm Creek, Water & Sewer Revenue
5.25%, 9/1/2014, Pre-refunded
9/1/2012 @ 100, MBIA	710,000	775,178
5.25%, 9/1/2015, Pre-Refunded
9/1/2012 @ 100, MBIA	400,000	436,720
Coffeyville Community College,
Series A, 5.05%, 10/1/2025,
Pre-Refunded 10/1/2015 @ 100,	1,975,000	2,182,612
Cowley County, School District #465,
GO, 5.25%, 10/1/2015, Callable
10/1/2013 @ 100, MBIA	1,310,000	1,421,298
Dodge Citi, School District #443, GO,
4.70%, 9/1/2015, Pre-Refunded
9/1/2008 @ 100, FSA, OID	975,000	984,009
Douglas County, GO, Series A,
5.00%, 8/1/2018, Callable
8/1/2013 @ 100, AMBAC	1,935,000	2,034,865
Ellis Water System Revenue, 5.00%,
10/1/2026, Callable 10/1/2016 @ 100	700,000	635,642
Finney County, GO, 5.00%, 12/1/2010,
Callable 6/2/2008 @ 100, MBIA	500,000	500,840
Franklin County
COP, Mental Health, 4.75%, 9/1/2021,
Callable 9/1/2013 @ 100	750,000	752,048
School District #289, GO, 5.35%,
9/1/2011, Sinkable, FSA	230,000	251,227
Garnett Combined Utility Revenue,
5.00%, 10/1/2017, Callable
10/1/2008 @ 100, MBIA, OID	455,000	458,194
Geary County, School District #475, GO
5.25%, 9/1/2018, Callable
9/1/2015 @ 100, MBIA	795,000	868,037
5.25%, 9/1/2020, Pre-Refunded
9/1/2015 @ 100, MBIA	2,025,000	2,275,694
Gray County, School District #102
5.00%, 9/1/2015, Callable
9/1/2008 @ 100	800,000	804,472
GO, 6.80%, 9/1/2015, Callable
9/1/2008 @ 100	10,000	10,020
Great Bend, Water System Revenue,
Series A, 5.15%, 9/1/2019, Pre-refunded
9/1/2008 @ 100, OID	1,000,000	1,010,350
Harvey County, School District # 373
4.80%, 9/1/2018, Pre-refunded
9/1/2008 @ 100, FSA, OID	1,365,000	1,378,049
4.80%, 9/1/2018, unrefunded
9/1/2008 @ 100, FSA, OID	635,000	637,057
Hoisington Public Building Corp., Health
Care Facilities Revenue, 5.00%,
11/1/2023, Callable
11/1/2014 @ 100, AMBAC	1,700,000	1,818,354
Johnson County
Community College, Student
Commons & Parking Revenue,
5.00%, 11/15/2024, Callable
11/15/2012 @ 100, AMBAC	1,000,000	1,024,380
Park & Recreation Foundation
Revenue, Series B, 5.00%, 9/1/2023,
Callable 9/1/2013 @ 100	870,000	901,155
Park & Recreation Foundation, 5.38%,
9/1/2016, Callable 9/1/2011 @ 100	1,000,000	1,056,660
Property Tax Revenue, GO, 4.50%,
9/01/2013	1,230,000	1,311,980
Johnson County School District #231, GO
5.00%, 10/1/2023, Callable
10/1/2014 @ 100, FGIC	1,080,000	1,081,123
5.00%, 10/1/2025, Callable
10/1/2016 @ 100, AMBAC	1,070,000	1,087,569
Johnson County School District #232, GO
4.35%, 9/1/2014, Callable
9/1/2013 @ 100, FGIC	600,000	624,546
5.00%, 3/1/2015, MBIA	500,000	545,775
5.25%, 9/1/2020, Callable
9/1/2015 @ 100, FSA	1,325,000	1,438,791
5.25%, 9/1/2023, Callable
9/1/2015 @ 100, FSA	1,000,000	1,070,090
Johnson County School District #233, GO
5.00%, 9/1/2014, Callable
9/1/2009 @ 100, FGIC	1,000,000	1,021,120
5.50%, 9/1/2014, FGIC	325,000	362,148
Johnson County, Water District #1
5.00%, 6/1/2012, Callable
12/1/2011 @ 100,	1,000,000	1,070,750
5.00%, 12/1/2013, Callable
12/1/2011 @ 100	750,000	798,600
Junction City, Water & Sewer, GO
4.80%, 9/1/2016, Callable
9/1/2008 @ 100, MBIA, OID	1,620,000	1,629,023
5.00%, 6/1/2008	1,000,000	1,001,920
Kingman County, School District #331,
GO, 5.80%, 10/1/2016, Pre-refunded
10/1/2010 @ 100, FGIC, OID	1,545,000	1,661,400
La Cygne, Environmental Improvements
Revenue, Kansas City Power and
Light, 4.05%, 3/1/2015, XLCA	382,000	391,603
Lawrence Hospital Revenue, Lawrence
Memorial Hospital
5.25%, 7/1/2021, Callable
7/1/2016 @ 100	610,000	624,994
5.38%, 7/1/2016, Callable
7/1/2013 @ 100	1,000,000	1,049,180
6.00%, 7/1/2019, Pre-refunded
7/1/2009 @ 100, RADIAN	1,000,000	1,041,330
Leavenworth County
School District #464, GO, 5.00%, 9/1/2025,
Pre-Refunded 9/1/2015 @ 100, MBIA	1,380,000	1,528,598
School District #469, 5.00%, 9/1/2024,
Pre-Refunded 9/1/2015 @ 100, FGIC	1,000,000	1,104,260

See Notes to Financial Statements

9

American Independence Funds	Schedule of Portfolio Investments, continued
Kansas Tax-Exempt Bond Fund	April 30, 2008 - (Unaudited)

Municipal Bonds, continued
	Principal
Security Description	($)	Value ($)
Leawood, GO
Series B, 5.00%, 9/1/2010, Callable
6/1/2008 @ 100	105,000	105,239
Series A, 5.25%, 9/1/2016, Pre-
Refunded 9/1/2009 @ 100	340,000	353,202
Lenexa Health Care Facilities Revenue,
6.88%, 5/15/2032, Pre-Refunded
5/15/2012 @ 101, OID	1,500,000	1,724,865
Lyon County, School District #253, GO,
5.00%, 9/1/2012, FGIC	250,000	267,915
Maize Public Building Commission
Revenue, 5.25%, 5/1/2025, Callable
5/1/2011 @ 100	1,000,000	994,440
Maize, Water System Revenue, 5.25%,
8/1/2026, Callable 8/1/2016 @ 100	1,000,000	989,510
Miami County, School District #367, GO
Class A, 5.00%, 9/1/2016, Callable
9/1/2008 @ 100, FGIC, OID	900,000	904,500
Class A, 5.00%, 9/1/2025, Callable
9/1/2015 @ 100, FSA	1,310,000	1,357,841
Miami County, School District #416, GO,
5.00%, 9/1/2020, Callable
9/1/2016 @ 100, MBIA	1,125,000	1,180,339
Newton, Wastewater Treatment System
Revenue, 4.90%, 3/1/2012, Callable
6/2/2008 @ 100	700,000	700,791
Olathe, Health Facilities Revenue,
Olathe County Hospital
5.13%, 9/1/2022, Callable
9/1/2017 @ 100	1,315,000	1,331,924
5.50%, 9/1/2032, Callable
5/1/2008 @ 100, AMBAC †	500,000	500,000
Series A, 4.13%, 9/1/2037, Callable
3/1/2012 @ 100 †	1,500,000	1,506,510
Olathe, Special Obligation, Tax
Increment Revenue
4.75%, 3/1/2011	895,000	874,415
5.00%, 3/1/2016	500,000	465,850
5.45%, 9/1/2022, Callable
3/1/2017 @ 100, OID	660,000	620,552
Overland Park, GO, 5.00%, 9/1/2019,
Callable 9/1/2013 @ 100	630,000	668,266
Pittsburg, Special Obligation, Tax
Increment Revenue, 4.90%, 4/1/2024,
Callable 4/1/2016 @ 100, OID	1,250,000	1,196,850
Pratt, Public Building Commission
Revenue, 4.75%, 12/1/2018, Callable
12/1/2011 @ 100	425,000	402,297
Reno County, School District #308,GO,
Series A, 5.00%, 9/1/2016, MBIA	500,000	548,045
Rice County
COP, 5.30%, 12/1/2019, Callable
12/1/2009 @ 100, MBIA, OID	1,425,000	1,466,952
School District #444, GO, 5.08%,
9/1/2014, Callable 6/2/2008 @ 100	755,000	755,921
Riley County, School District #383,
5.00%, 11/1/2014, Callable
11/1/2011 @ 100, MBIA	1,000,000	1,052,220
Roeland, Special Obligation Revenue,
5.38%, 8/1/2019, Callable
8/1/2015 @ 100, OID	500,000	498,080
Salina, Hospital Revenue, Salina
Regional Health Center
5.00%, 10/1/2020, Callable
4/1/2016 @ 100	460,000	470,226
5.00%, 10/1/2023, Callable
4/1/2016 @ 100	470,000	472,416
Saline County, School District #305, GO
4.75%, 9/1/2014, Callable
9/1/2008 @ 100, FSA, OID	2,025,000	2,039,296
5.50%, 9/1/2017, Callable
9/1/2011 @ 100, FSA	220,000	234,386
5.50%, 9/1/2017, Callable
9/1/2011 @ 100, FSA	780,000	835,318
Sedgwick & Shawnee, Single Family
Revenue
Series A-2, 6.50%, 12/1/2016, GNMA	20,000	20,414
Series A-2, 6.70%, 6/1/2029, GNMA	155,000	157,593
Series B-1, 8.05%, 5/1/2014, GNMA	25,000	25,474
Sedgwick County, School District #260, GO
5.50%, 10/1/2013, Pre-Refunded
10/1/2009 @ 100, FGIC	1,595,000	1,662,899
5.50%, 10/1/2014, Pre-Refunded
10/1/2009 @ 100, FGIC, OID	1,675,000	1,746,305
Sedgwick County, School District #261, GO
4.00%, 11/1/2013, FSA	500,000	521,270
4.75%, 11/1/2017, Pre-Refunded
11/1/2009 @ 100, FSA, OID	1,525,000	1,580,510
Seneca, Kansas Public Building
Common Revenue, 4.88%,
9/1/2027, Callable 9/1/2014 @ 100	1,000,000	953,570
Shawnee County Kansas Certificates of
Participation
Energy Conservation Project, COP,
5.00%, 9/1/2022, Callable
9/1/2015 @ 100	1,640,000	1,693,661
COP, 4.50%, 12/1/2008	515,000	521,041
Shawnee County Kansas, Correction
Lake Project, 5.00%, 9/1/2023,
Callable 9/1/2015 @ 100	1,840,000	1,863,497
Shawnee County, School District #501,
5.00%, 8/1/2013, FSA	1,000,000	1,089,660
Shawnee County, Series A, GO,
5.00%, 9/1/2019, Callable
9/1/2015 @ 100, FSA	700,000	749,980
State, Department of Transportation,
Highway Revenue
5.50%, 9/1/2014	1,000,000	1,128,210
Series B-2, 4.25%, 9/1/2014, FSA †	500,000	500,000
Series C-1, 2.70%, 9/1/2019, Callable
6/2/20087 @ 100 †	1,000,000	1,000,000
Series C-1, 2.52%, 9/1/2021, Callable
6/2/2008 @ 100 †	1,400,000	1,400,000
Series C-2, 4.25%, 9/1/2014, FSA †	2,000,000	2,000,000
Series C-2, 2.70%, 9/1/2019, Callable
6/2/2008 @ 100 †	1,000,000	1,000,000
State, Development Finance
Authority Health Facilities Revenue,
Stormont-vail Healthcare Inc.
Series E, 5.25%, 11/15/2023	1,000,000	1,046,030
Series K, 5.75%, 11/15/2012, Callable
11/15/2011 @ 100, MBIA	1,000,000	1,083,380
5.00%, 11/15/2027, Callable
11/15/2017 @ 100, MBIA	1,875,000	1,914,881
State, Development Finance Authority
Health Facilities Revenue, Hays
Medical Center, Inc.
3.75%, 5/15/2026 †	1,500,000	1,498,905
Series B, 5.00%, 11/15/2022, Callable
11/15/2015 @ 100	500,000	510,045

See Notes to Financial Statements

10

American Independence Funds	Schedule of Portfolio Investments, continued
Kansas Tax-Exempt Bond Fund	April 30, 2008 - (Unaudited)

Municipal Bonds, continued
Security Description	Principal ($)	Value ($)
State, Development Finance Authority
Health Facilities Revenue, St. Lukes/
Shawnee Mission Health System, Inc.
5.38%, 11/15/2016, Callable
6/2/2008 @ 101, MBIA, OID	500,000	505,630
GNMA Collateral, 5.35%, 5/20/2023,
Callable 5/20/2013 @ 105	1,000,000	1,029,730
State, Development Finance Authority
Revenue
5.25%, 11/1/2010	650,000	694,168
5.25%, 5/1/2011, Pre-Refunded
11/1/2008 @ 100	1,000,000	1,015,440
5.00%, 8/1/2011, AMBAC	500,000	533,425
5.00%, 8/1/2011, Callable
8/1/2009 @ 100, MBIA	500,000	512,790
5.00%, 4/1/2013, FGIC	150,000	162,873
5.00%, 5/1/2013, MBIA	500,000	540,715
5.00%, 10/1/2013, Callable
10/1/2012 @ 100, AMBAC	500,000	535,420
5.50%, 8/1/2015, Pre-Refunded
8/1/2011 @ 100, MBIA	1,500,000	1,630,320
5.50%, 3/1/2016, Callable
3/1/2011 @ 100, AMBAC	650,000	686,582
5.00%, 10/1/2016	1,585,000	1,742,248
5.00%, 4/1/2017, Callable
4/1/2014 @ 101, FGIC	595,000	638,173
5.00%, 4/1/2018, Pre-Refunded
4/1/2014 @ 101, FGIC	500,000	537,496
5.25%, 10/1/2018, Callable
10/1/2012 @ 100, AMBAC	1,610,000	1,701,818
5.00%, 4/1/2019, Callable
4/1/2009 @ 100, AMBAC, OID	1,000,000	1,008,060
5.00%, 4/1/2020, Callable
4/1/2014 @ 101, FGIC	515,000	541,347
5.00%, 11/1/2020, Callable
11/1/2016 @ 100, FGIC	750,000	795,765
5.00%, 5/1/2021, Callable
5/1/2015 @ 100, AMBAC	2,090,000	2,204,595
5.00%, 10/1/2021, Callable
4/1/2013 @ 102, AMBAC	2,750,000	2,886,344
5.00%, 11/1/2021, Callable
11/1/2016 @ 100, FGIC	500,000	526,850
5.00%, 10/1/2022, Callable
10/1/2015 @ 100	1,140,000	1,199,713
5.00%, 11/1/2025, Callable
11/1/2016 @ 100, FGIC	1,000,000	1,034,240
5.00%, 2/1/2026, Callable
2/1/2016 @ 100, XLCA	2,000,000	2,056,700
Series A, 4.00%, 3/1/2016	700,000	716,989
Energy Conservation Project, 5.40%,
4/1/2010, Callable 6/2/2008 @ 100	245,000	245,338
Sisters of Charity Leavenworth,
5.00%, 12/1/2025, Callable
6/1/2008 @ 101, MBIA, OID	735,000	739,087
State, Development Finance Authority
Revenue, University of Kansas Athletic
Facility
5.00%, 6/1/2018, Callable
6/1/2014 @ 100	1,000,000	1,052,310
5.00%, 6/1/2021, Callable
6/1/2014 @ 100	1,235,000	1,277,398
State, Development Finance Authority
Water Pollution Control Revenue
5.50%, 11/1/2013, Callable
11/1/2012 @ 100	900,000	991,053
5.50%, 11/1/2015	200,000	228,130
5.00%, 11/1/2019, Callable
11/1/2011 @ 100	2,000,000	2,078,380
5.50%, 11/1/2019, Callable
11/1/2012 @ 100	960,000	1,031,270
State, Development Finance Authority,
Lease Revenue
Department of Administration,
Series J2, 2.55%, 12/1/2034 †	1,340,000	1,340,000
Department of Juvenile Justice
Authority, Series D,
5.25%, 5/1/2016, MBIA	1,275,000	1,338,164
State, Development Finance Authority,
Water Supply Revenue, 5.00%,
4/1/2023, Callable 4/1/2014 @ 100	1,725,000	1,792,793
State, Independent College Finance
Authority
Friends University, 4.75%, 10/1/2021,
Callable 6/2/2008 @ 100	1,500,000	1,502,520
Newman University, 6.00%,
10/1/2021, Callable 10/1/2011 @ 100	750,000	702,908
State, Turnpike Authority, Turnpike
Revenue, Series A-2, 5.00%, 9/1/2020,
Callable 9/1/2014 @ 101, FSA	500,000	530,115
Sumner County, School District #357,
GO, 5.55%, 9/1/2013, Callable
9/1/2008 @ 100, AMBAC, OID	95,000	95,137
Topeka Public Building Commn
Revenue, 5.00%, 6/1/2013, MBIA	1,140,000	1,234,232
University of Kansas Hospital Authority
Health Facilities Revenue
5.50%, 9/1/2011	300,000	325,713
5.25%, 9/1/2013, Pre-Refunded
9/1/2012 @ 100	450,000	490,356
5.40%, 9/1/2013, Pre-Refunded
9/1/2009 @ 100, AMBAC, OID	275,000	286,215
5.50%, 9/1/2015, Pre-Refunded
9/1/2009 @ 100, AMBAC, OID	1,645,000	1,714,205
6.00%, 9/1/2016, Pre-Refunded
9/1/2012 @ 100	1,120,000	1,254,232
5.00%, 9/1/2021, Callable
9/1/2016 @ 100	1,000,000	1,010,100
5.63%, 9/1/2027, Pre-Refunded
9/1/2012 @ 100, OID	275,000	303,812
5.63%, 9/1/2032, Pre-Refunded
9/1/2012 @ 100, OID	1,100,000	1,215,247
2.55%, 9/1/2034, Pre-Refunded
5/1/2008 @ 100 †	900,000	900,000
Washburn University of Topeka,
Revenue, 5.45%, 7/1/2008, AMBAC	485,000	487,144
Wellington, Water & Sewer Revenue,
5.15%, 5/1/2018, Pre-refunded
5/1/2008 @ 100, AMBAC	1,000,000	1,000,000

See Notes to Financial Statements

11

American Independence Funds	Schedule of Portfolio Investments, continued
Kansas Tax-Exempt Bond Fund	April 30, 2008 - (Unaudited)

Municipal Bonds, continued
Security Description	Principal ($)	Value ($)
Wichita, Hospital Facilities Revenue
5.40%, 11/15/2008, OID	2,085,000	2,118,485
5.00%, 11/15/2013, Callable
11/15/2011 @ 101, OID	295,000	305,868
6.75%, 11/15/2014, Callable
11/15/2009 @ 101	1,000,000	1,054,190
5.25%, 11/15/2015, Callable
11/15/2011 @ 101, OID	335,000	347,127
5.50%, 11/15/2017, Callable
11/15/2011 @ 101, OID	500,000	525,250
6.25%, 11/15/2019, Callable
11/15/2011 @ 101	750,000	803,588
6.38%, 11/15/2019, Callable
11/15/2009 @ 101, OID	700,000	730,660
6.75%, 11/15/2019, Callable
11/15/2009 @ 101	2,000,000	2,101,040
Wichita, Sales Tax Revenue, GO
5.00%, 10/1/2012	2,325,000	2,514,511
5.00%, 4/1/2017, Callable
4/1/2009 @ 101	200,000	204,456
Wichita, Water & Sewer Utility Revenue
4.70%, 10/1/2012, Callable
6/2/2008 @ 100, FGIC, OID	2,000,000	2,002,079
5.00%, 10/1/2016, Callable
10/1/2014 @ 100, FGIC	500,000	542,985
GO, 5.00%, 10/1/2012, FGIC	1,000,000	1,064,500
Winfield, Educational Facilities Revenue,
5.00%, 10/1/2018, Callable
10/1/2011 @ 100, OID	1,125,000	1,088,606
Wyandotte County, Government
Transportation Development Revenue
Cabelas Project, 5.00%, 12/1/2021,
Callable 6/1/2016 @ 100, OID	1,240,000	1,137,799
Legends Village West Project,
4.60%, 10/1/2016	240,000	225,761
Legends Village West Project,
4.88%, 10/1/2028, Callable 10/1/2016
@ 100, OID	480,000	412,363
Wyandotte County, Government Utility
System Revenue
6.00%, 5/1/2015, Callable
5/1/2011 @ 100, MBIA	1,975,000	2,131,419
4.75%, 9/1/2018, Callable
3/1/2009 @ 101, MBIA, OID	2,000,000	2,033,040
5.00%, 9/1/2024, Callable
9/1/2014 @ 100, FSA	250,000	259,583
4.75%, 8/1/2034, Callable
8/1/2011 @ 100 †	1,500,000	1,535,670
Wyandotte County
School District #202, GO,
5.00%, 9/1/2013, AMBAC	1,000,000	1,082,820
School District #204, GO,
5.00%, 9/1/2024, Callable
9/1/2015 @ 100, FGIC	1,000,000	1,009,080
Wyandotte County, School District
#500, GO
5.25%, 9/1/2012, Pre-Refunded
9/1/2011 @ 100, FSA	1,805,000	1,948,461
5.25%, 9/1/2015, Callable
9/1/2013 @ 102, FSA	1,000,000	1,110,700
5.50%, 9/1/2016, Pre-Refunded
9/1/2012 @ 100, FSA	300,000	330,561
Total Municipal Bonds
(Cost $180,235,727)		182,340,190

Money Market Fund (0.58%)
Security Description	Shares	Value ($)
Federated Tax-Exempt Money Market
Fund	1,065,200	1,065,200
Total Money Market Fund
(Cost $1,065,200)		1,065,200

Total Investments
(Cost $181,300,927) (a) — 99.06%		183,405,390
Other assets in excess of liabilities — 0.94%		1,742,060
NET ASSETS — 100.00%		185,147,450

(a)	See notes to financial statements for tax unrealized appreciation/(depreciation) of securities
†	Variable or floating rate security. This rate reflected on the Schedule of Portfolio Investments is the rate in effect at April 30, 2008
AMBAC	Insured by American Municipal Bond Insurance Corp.
COP	Certificate of Participation
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Federal Security Assurance
GNMA	Government National Mortgage Association
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Organization
OID	Original Issue Discount
RADIAN	Insured by RADIAN Guaranty, Inc.
XLCA	Insured by XL Capital Assurance

See Notes to Financial Statements

12

American Independence Funds

Statements of Assets and Liabilities
April 30, 2008 (Unaudited)

		Financial				Kansas
		Services	International	Short-Term	Intermediate	Tax-Exempt
	Stock Fund	Fund	Equity Fund	Bond Fund	Bond Fund	Bond Fund
Assets:
Investments, at cost	$80,130,559	$1,504,357	$96,697,786	$66,158,265	$35,446,723	$181,300,927
Investments, at value	$101,644,202	$1,517,452	$116,461,578	$67,238,485	$36,084,134	$183,405,390
Cash	—	366,564	—	—	—	—
Foreign currency, at value (costs at $0; $0;
$21,725; $0; $0; and $0)	—	—	21,769	—	—	—
Interest and dividends receivable	74,657	2,939	351,718	568,425	393,262	2,165,304
Receivable for capital shares issued	385,928	25	32,856	270,213	132,130	157,740
Receivable for investments sold	2,685,859	86,336	468,652	—	55	—
Reclaims receivable	—	—	141,229	—	—	—
Receivable from Investment Adviser	41,062	18,485	38,040	69,246	40,716	117,849
Prepaid expenses	8,581	880	33,315	2,672	2,653	11,870
Total assets	104,840,289	1,992,681	117,549,157	68,149,041	36,652,950	185,858,153

Liabilities:
Dividends payable	$—	$—	$—	$112,686	$63,688	$507,803
Payable for investments purchased	356,181	6,570	—	—	—	—
Payable for capital shares redeemed	46,936	—	7,292	66,831	33,409	—
Accrued expenses and other payables:
Investment advisory	85,640	20,969	76,176	65,328	36,443	127,629
Administration	16,884	276	18,985	10,302	5,996	28,782
Accounting	9,496	1,414	9,205	17,444	15,447	19,228
Distribution and Service	142	127	23	19	3	213
Other	22,994	26,062	42,290	34,951	28,194	27,048
Total liabilities	538,273	55,418	153,971	307,561	183,180	710,703
Net Assets	$104,302,016	$1,937,263	$117,395,186	$67,841,480	$36,469,770	$185,147,450

Composition of Net Assets:
Capital	$79,818,481	$2,123,223	$95,290,965	$67,022,941	$36,266,392	$185,365,213
Accumulated net investment income	364,298	9,039	692,761	(7,490)	(12,540)	86,244
Accumulated net realized gains (losses)
from investment, options and foreign
currency transactions	2,605,594	(208,094)	1,757,450	(254,191)	(421,493)	(2,408,470)
Net Unrealized appreciation	21,513,643	13,095	19,654,010	1,080,220	637,411	2,104,463
Net Assets	$104,302,016	$1,937,263	$117,395,186	$67,841,480	$36,469,770	$185,147,450

Net Assets By Share Class:
Institutional Class	$103,863,136	1,411,061	$117,316,366	$67,778,002	$36,454,526	$184,160,371
Class A Shares	398,978	500,872	69,295	50,103	15,244	953,904
Class C Shares	39,902	25,330	9,525	13,375	—	33,175
Net Assets	$104,302,016	$1,937,263	$117,395,186	$67,841,480	$36,469,770	$185,147,450

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value):
Institutional Class Shares	7,346,049	154,127	8,272,185	6,645,540	3,518,129	17,377,213
Class A Shares	28,344	54,787	4,904	4,916	1,471	90,022
Class C Shares	2,756	2,782	677	1,312	—	3,131

Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$14.14	$9.16	$14.18	$10.20	$10.36	$10.60
Class A Shares	$14.08	$9.14	$14.13	$10.19	$10.36	$10.60
Class C Shares	$14.48	$9.10	$14.07	$10.19	NA	$10.60

Maximum Sales Charge:
Class A Shares	5.75%	5.75%	5.75%	2.25%	4.25%	4.25%

Maximum Offering Price per share (Net Asset Value/100% minus maximum sales charge of net asset value, adjusted to the nearest cent):
Class A Shares	$14.94	$9.70	$14.99	$10.43	$10.82	$11.07

See Notes to Financial Statements

13

American Independence Funds

Statements of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

			Financial				Kansas
			Services	International	Short-Term	Intermediate	Tax-Exempt
		Stock Fund	Fund	Equity Fund	Bond Fund	Bond Fund	Bond Fund
	Investment Income:
	Dividend	$1,168,697	$26,541	$1,601,761	$—	$4,699	$31,126
	Interest	134,069	—	57,278	1,443,990	849,696	3,943,246
	Foreign tax withholding	—	—	(209,879)	—	—	—
	Total Investment Income	1,302,766	26,541	1,449,160	1,443,990	854,395	3,974,372
	Expenses:
	Investment advisory	511,420	11,931	478,245	130,134	72,365	273,063
	Administration	64,233	1,199	74,178	40,839	22,711	114,272
	Distribution - Class A Shares	411	631	101	89	18	1,146
	Distribution - Class C Shares	101	32	35	—	—	123
	Service - Class A Shares	411	631	101	89	18	1,146
	Service - Class C Shares	34	11	12	—	—	41
	Accounting	22,397	11,788	24,040	27,333	25,469	36,056
	Custodian	11,956	191	33,200	6,506	4,250	21,500
	Compliance services	8,541	168	7,946	5,594	3,125	15,743
	Transfer agent	17,800	8,379	12,347	13,948	13,770	14,200
	Trustee	10,420	207	13,570	7,790	4,135	24,011
	State registration	19,036	27,176	15,720	22,437	20,088	19,212
	Legal	19,754	1,711	20,083	13,501	7,526	34,764
	Other	20,494	16,505	20,257	22,820	14,267	27,890
	Total expenses before fee reductions	707,008	80,560	699,835	291,080	187,742	583,167
Expenses reduced by:	Adviser	(250,875)	(67,321)	(114,511)	(144,496)	(86,124)	(216,621)
	Distributor	—	—	—	(71)	(11)	(458)
	Net Expenses	456,133	13,239	585,324	146,513	101,607	366,088

	Net Investment Income	846,633	13,302	863,836	1,297,477	752,788	3,608,284

	Realized and unrealized gains (losses) from
	investments, options, and foreign currency
	transactions:
	Net realized gain (loss) from investment
	transactions	2,775,327	(137,640)	1,793,712	12,387	(18,481)	(1,888)
	Net realized gain (loss) from options transactions	53,407	12,083	—	—	—	—
	Net realized gain (loss) from foreign currency
	transactions	—	—	(167,935)	—	—	—
	Net change in unrealized appreciation/depreciation
	from investments	(3,711,510)	10,362	(14,420,183)	809,081	593,909	201,848
	Net change in unrealized appreciation/depreciation
	from foreign currency translation	—	—	(3,247)	—	—	—
	Net realized and unrealized gains (losses)	(882,776)	(115,195)	(12,797,653)	821,468	575,428	199,960

	Net Increase (Decrease) in Net Assets Resulting
	from Operations	$(36,143)	$(101,893)	$(11,933,817)	$2,118,945	$1,328,216	$3,808,244

See Notes to Financial Statements

14

American Independence Funds

Statements of Changes in Net Assets

	Stock Fund		Financial Services Fund		International Equity Fund
	For the Six		For the Six		For the Six
	Months Ended	For the	Months Ended	For the Eight	Months Ended	For the
	April 30,	Year Ended	April 30,	Months Ended	April 30,	Year Ended
	2008	October 31,	2008	April 30,	2008	October 31,
	(Unaudited)	2007	(Unaudited)	2007(a)	(Unaudited)	2007
Investment Operations:
Net investment income	$846,633	$2,002,197	$13,302	$4,232	$863,836	$2,406,912
Net realized gains (losses)	2,828,734	18,138,163	(125,557)	(82,537)	1,625,777	7,390,417
Net change in unrealized appreciation/depreciation	(3,711,510)	(1,664,727)	10,362	2,733	(14,423,430)	20,727,661
Net increase (decrease) in net assets resulting
from operations	(36,143)	18,475,633	(101,893)	(75,572)	(11,933,817)	30,524,990
Distributions:
From net investment income:
Institutional Class Shares	(2,069,401)	(1,870,856)	(7,811)	—	(1,970,894)	(1,176,859)
Class A Shares	(4,575)	(4,287)	(673)	—	(810)	(579)
Class C Shares	(314)	—	(12)	—	(113)	—
From net realized gains:
Institutional Class Shares	(17,928,867)	(7,446,004)	—	—	(7,641,238)	(23,423,313)
Class A Shares	(54,986)	(19,198)	—	—	(4,925)	(14,553)
Class C Shares	(4,145)	—	—	—	(595)	—
Decrease in net assets from distributions	(20,062,288)	(9,340,345)	(8,496)	—	(9,618,575)	(24,615,304)
Net increase (decrease) in net assets from
capital transactions	11,321,953	(3,627,385)	35,902	2,087,322	603,719	17,317,178
Total increase (decrease) in net assets	(8,776,478)	5,507,903	(74,487)	2,011,750	(20,948,673)	23,226,864

Net Assets:
Beginning of period	113,078,494	107,570,591	2,011,750	—	138,343,859	115,116,995
End of period	$104,302,016	$113,078,494	$1,937,263	$2,011,750	$117,395,186	$138,343,859
Undistributed net investment income (loss)	$364,298	$1,591,955	$9,039	$4,233	$692,761	$1,968,676

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$15,114,287	$24,158,356	$1,384	$2,032,277	$11,799,584	$27,040,921
Dividends reinvested	9,981,747	—	7,812	—	4,754,692	13,360,434
Cost of shares redeemed	(13,933,662)	(27,832,864)	—	(495,937)	(15,940,125)	(23,114,531)
Institutional Class Shares capital transactions	11,162,372	(3,674,508)	9,196	1,536,340	614,151	17,286,824
Class A Shares
Proceeds from shares issued	144,484	70,524	48,182	546,967	14,225	30,087
Dividends reinvested	59,560	—	624	—	5,735	15,132
Cost of shares redeemed	(72,334)	(38,401)	(42,995)	(985)	(30,967)	(24,898)
Class A Shares capital transactions	131,710	32,123	5,811	545,982	(11,007)	20,321
Class C Shares
Proceeds from shares issued	23,413	15,000 (b)	20,883	5,000 (b)	—	10,033 (b)
Dividends reinvested	4,458	—	12	—	607	—
Cost of shares redeemed	—	—	—	—	(32)	—
Class C Shares capital transactions	27,871	15,000	20,895	5,000	575	10,033
Net increase (decrease) in net assets from
capital transactions	$11,321,953	$(3,627,385)	$35,902	$2,087,322	$603,719	$17,317,178

Share Transactions:
Institutional Class Shares
Issued	1,085,913	1,521,428	151	203,155	843,497	1,814,692
Reinvested	709,435	—	821	—	330,416	947,549
Redeemed	(971,122)	(1,675,176)	—	(50,000)	(1,130,170)	(1,501,087)
Change in Institutional Class Shares	824,226	(153,748)	972	153,155	43,743	1,261,154
Class A Shares
Issued	10,141	4,471	5,194	54,418	1,074	2,039
Reinvested	4,245	—	66	—	399	1,076
Redeemed	(5,160)	(2,290)	(4,791)	(99)	(2,268)	(1,611)
Change in Class A Shares	9,226	2,181	469	54,319	(795)	1,504
Class C Shares
Issued	1,536	902 (b)	2,273	508 (b)	—	637 (b)
Reinvested	318	—	1	—	42	—
Redeemed	—	—	—	—	(2)	—
Change in Class C Shares	1,854	902	2,274	508	40	637

(a)	Commenced operations on March 1, 2007.
(b)	Class C Shares commenced operations on September 24, 2007.

See Notes to Financial Statements

15

American Independence Funds

Statements of Changes in Net Assets (continued)

	Short-Term Bond Fund		Intermediate Bond Fund		Kansas Tax-Exempt Bond Fund
	For the Six		For the Six		For the Six
	Months Ended	For the	Months Ended	For the	Months Ended	For the
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2008	October 31,	2008	October 31,	2008	October 31,
	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007
Investment Operations:
Net investment income	$1,297,477	$2,580,504	$752,788	$1,664,078	$3,608,284	$6,985,191
Net realized gains (losses)	12,387	2,438	(18,481)	(187,253)	(1,888)	(13,099)
Net change in unrealized appreciation/depreciation	809,081	625,045	593,909	490,602	201,848	(1,743,011)
Net increase (decrease) in net assets resulting
from operations	2,118,945	3,207,987	1,328,216	1,967,427	3,808,244	5,229,081
Distributions:
From net investment income:
Institutional Class Shares	(1,296,062)	(2,595,890)	(853,048)	(1,688,462)	(3,591,532)	(6,961,088)
Class A Shares	(1,289)	(540)	(312)	(466)	(16,355)	(28,456)
Class C Shares	(18)	—	—	—	(487)	(451)
From net realized gains:
Institutional Class Shares	—	—	—	—	—	—
Class A Shares	—	—	—	—	—	—
Class C Shares	—	—	—	—	—	—
Decrease in net assets from distributions	(1,297,369)	(2,596,430)	(853,360)	(1,688,928)	(3,608,374)	(6,989,995)
Net increase (decrease) in net assets from
capital transactions	4,490,936	5,658,133	696,675	(13,202,115)	4,366,659	23,354,186
Total increase (decrease) in net assets	5,312,512	6,269,690	1,171,531	(12,923,616)	4,566,529	21,593,272

Net Assets:
Beginning of period	62,528,968	56,259,278	35,298,239	48,221,855	180,580,921	158,987,649
End of period	$67,841,480	$62,528,968	$36,469,770	$35,298,239	$185,147,450	$180,580,921
Undistributed net investment income (loss)	$(7,490)	$(7,598)	$(12,540)	$88,032	$86,244	$86,334

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$9,881,325	$12,441,668	$4,093,575	$5,675,219	$11,383,102	$36,991,920
Dividends reinvested	481,594	985,713	352,333	705,119	516,279	1,282,653
Cost of shares redeemed	(5,920,718)	(7,772,388)	(3,751,351)	(19,584,408)	(7,641,304)	(15,042,439)
Institutional Class Shares capital transactions	4,442,201	5,654,993	694,557	(13,204,070)	4,258,077	23,232,134
Class A Shares
Proceeds from shares issued	133,053	2,465	1,821	1,482	105,639	118,049
Dividends reinvested	392	675	297	473	14,381	23,302
Cost of shares redeemed	(98,140)	—	—	—	(11,925)	(51,996)
Class A Shares capital transactions	35,305	3,140	2,118	1,955	108,095	89,355
Class C Shares
Proceeds from shares issued	13,412 (c)	—	—	—	—	32,365 (d)
Dividends reinvested	18	—	—	—	487	332
Cost of shares redeemed	—	—	—	—	—	—
Class C Shares capital transactions	13,430	—	—	—	487	32,697
Net increase (decrease) in net assets from
capital transactions	$4,490,936	$5,658,133	$696,675	$(13,202,115)	$4,366,659	$23,354,186

Share Transactions:
Institutional Class Shares
Issued	967,476	1,245,945	393,337	560,661	1,070,286	3,489,565
Reinvested	46,989	98,624	33,769	69,532	48,454	120,861
Redeemed	(579,292)	(778,124)	(360,306)	(1,936,896)	(719,149)	(1,419,547)
Change in Institutional Class Shares	435,173	566,445	66,800	(1,306,703)	399,591	2,190,879
Class A Shares
Issued	12,940	247	175	146	9,948	11,245
Reinvested	38	67	28	47	1,357	2,197
Redeemed	(9,565)	—	—	—	(1,140)	(4,864)
Change in Class A Shares	3,413	314	203	193	10,165	8,578
Class C Shares
Issued	1,310 (c)	—	—	—		3,053 (d)
Reinvested	2	—	—	—	46	32
Redeemed	—	—	—	—	—	—
Change in Class C Shares	1,312	—	—	—	46	3,085

(c)	Class C Shares commenced operations on April 8, 2008.
(d)	Class C Shares commenced operations on May 22, 2007.

See Notes to Financial Statements

16

American Independence Funds

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share Data								Ratios/Supplemental Data
		Investment Operations			Distributions From
											Ratio of	Ratio of net	Ratio of
			Net						Total		expenses	investment	expenses
	Net Asset	Net	realized and	Increase					Return	Net Assets	to	income	to
	Value	investment	unrealized	(Decrease)	Net	Net		Net Asset	(excludes	at end of	average	(loss) to	average	Portfolio
	Beginning	income	gains	from	investment	realized	Total	Value, End	sales	period	net	average net	net	turnover
	of Period	(loss)	(losses)	operations	income	gains	Distributions	of Period	charge)*	(000’s)	assets**	assets**	assets(a)**	rate(b)*
Stock Fund
Institutional Class Shares
For the six months ended
4/30/2008 (Unaudited)	$17.29	$ 0.13	($0.17)	($0.04)	($0.32)	($2.79)	($3.11)	$14.14	(0.16%)	$103,863	0.89%	1.66%	1.38%	187.11%
For the year ended
10/31/2007	$16.07	$ 0.31	$2.31	$2.62	($0.28)	($1.12)	($1.40)	$17.29	17.31%	$112,735	0.89%	1.75%	1.41%	219.31%
10/31/2006	$14.39	$ 0.27	$1.63	$1.90	($0.22)	—	($0.22)	$16.07	13.34%	$107,299	1.02%	1.79%	1.52%	49.31%
10/31/2005	$12.77	$ 0.21	$1.58	$1.79	($0.17)	—	($0.17)	$14.39	14.06%	$93,294	1.29%	1.42%	1.88%	28.27%
10/31/2004	$10.91	$ 0.18	$1.88	$2.06	($0.20)	—	($0.20)	$12.77	19.07%	$84,425	1.29%	1.42%	1.87%	16.29%
10/31/2003	$9.10	$ 0.18	$1.80	$1.98	($0.17)	—	($0.17)	$10.91	22.14%	$76,336	1.29%	1.87%	1.89%	29.31%
Class A Shares
For the six months ended
4/30/2008 (Unaudited)	$17.17	$0.13	($0.20)	($0.07)	($0.23)	($2.79)	($3.02)	$14.08	(0.36%)	$399	1.39%	1.12%	1.88%	187.11%
For the year ended
10/31/2007	$16.03	$0.22	$2.29	$2.51	($0.25)	($1.12)	($1.37)	$17.17	16.59%	$328	1.39%	1.24%	1.91%	219.31%
For the period from
3/20/2006 (c)
Thru 10/31/2006	$15.09	$0.05	$0.89	$0.94	—	—	—	$16.03	6.23%	$271	1.73%	1.20%	2.30%	49.31%
Class C Shares
For the six months ended
4/30/2008 (Unaudited)	$17.16	$0.13	$0.19	$0.32	($0.21)	($2.79)	($3.00)	$14.48	2.40%	$40	1.88%	0.56%	2.37%	187.11%
For the period from
9/24/2007 (c)
Thru 10/31/2007	$16.63	($0.01)	$0.54	$0.53	—	—	—	$17.16	3.19%	$15	1.89%	-0.35%	2.36%	219.31%
Financial Services Fund
Institutional Class Shares
For the six months ended
4/30/2008 (Unaudited)	$9.68	$0.09	($0.56)	($0.47)	($0.05)	—	($0.05)	$9.16	(4.86%)	$1,411	1.25%	1.52%	8.25%	389.31%
For the period from
3/1/2007 (c)
Thru 10/31/2007	$10.00	$0.03	($0.35)	($0.32)	—	—	—	$9.68	(3.20%)	$1,482	1.25%	0.40%	4.09%	555.54%
Class A Shares
For the six months ended
4/30/2008 (Unaudited)	$9.65	$0.07	($0.57)	($0.50)	($0.01)	—	($0.01)	$9.14	(5.16%)	$501	1.75%	1.04%	8.89%	389.31%
For the period from
3/1/2007 (c)
Thru 10/31/2007	$10.00	($0.01)	($0.34)	($0.35)	—	—	—	$9.65	(3.50%)	$524	1.75%	(0.10%)	4.60%	555.54%
Class C Shares
For the six months ended
4/30/2008 (Unaudited)	$9.64	$0.04	($0.56)	($0.52)	($0.02)	—	($0.02)	$9.10	(5.50%)	$25	2.22%	0.46%	10.06%	389.31%
For the period from
9/24/2007 (c)
Thru 10/31/2007	$9.85	$0.00	($0.21)	($0.21)	—	—	—	$9.64	(2.13%)	$5	2.25%	(0.46%)	4.67%	555.54%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Less than $0.005 per share.

See Notes to Financial Statements

17

American Independence Funds

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data								Ratios/Supplemental Data
		Investment Operations			Distributions From
											Ratio of	Ratio of net	Ratio of
			Net						Total		expenses	investment	expenses
	Net Asset	Net	realized and	Increase					Return	Net Assets	to	income	to
	Value	investment	unrealized	(Decrease)	Net	Net		Net Asset	(excludes	at end of	average	(loss) to	average	Portfolio
	Beginning	income	gains	from	investment	realized	Total	Value, End	sales	period	net	average net	net	turnover
	of Period	(loss)	(losses)	operations	income	gains	Distributions	of Period	charge)*	(000’s)	assets**	assets**	assets(a)**	rate(b)*
International Equity Fund
Institutional Class Shares
For the six months ended
4/30/2008 (Unaudited)	$16.80	$0.09	($1.53)	($1.44)	($0.24)	($0.94)	($1.18)	$14.18	(8.68%)	$117,316	0.99%	1.18%	1.18%	23.14%
For the year ended
10/31/2007	$16.51	$0.29	$3.55	$3.84	($0.17)	($3.38)	($3.55)	$16.80	27.34%	$138,238	0.99%	1.75%	1.24%	35.24%
10/31/2006	$14.29	$0.26	$3.15	$3.41	($0.27)	($0.92)	($1.19)	$16.51	25.21%	$115,048	1.07%	1.72%	1.34%	110.04%
10/31/2005	$12.72	$0.22	$1.60	$1.82	($0.25)	—	($0.25)	$14.29	14.41%	$95,519	1.26%	1.61%	1.62%	37.00%
10/31/2004	$10.60	$0.13	$2.16	$2.29	($0.17)	—	($0.17)	$12.72	21.81%	$81,751	1.28%	1.16%	1.67%	36.00%
10/31/2003	$8.23	$0.14	$2.37	$2.51	($0.14)	—	($0.14)	$10.60	31.04%	$65,744	1.24%	1.59%	1.71%	44.00%
Class A Shares
For the six months ended
4/30/2008 (Unaudited)	$16.69	$0.06	($1.53)	($1.47)	($0.15)	($0.94)	($1.09)	$14.13	(8.90%)	$69	1.49%	0.61%	1.68%	23.14%
For the year ended
10/31/2007	$16.45	$0.26	$3.49	$3.75	($0.13)	($3.38)	($3.51)	$16.69	26.79%	$95	1.49%	1.39%	1.74%	35.24%
For the period from
3/20/2006 (c)
Thru 10/31/2006	$15.42	$0.07	$0.96	$1.03	—	—	—	$16.45	6.68%	$69	1.49%	1.20%	1.73%	110.04%
Class C Shares
For the six months ended
4/30/2008 (Unaudited)	$16.68	$0.03	($1.52)	($1.49)	($0.18)	($0.94)	($1.12)	$14.07	(9.14%)	$10	1.99%	0.21%	2.19%	23.14%
For the period from
9/24/2007 (c)
Thru 10/31/2007	$15.75	($0.01)	$0.94	$0.93	—	—	—	$16.68	5.90%	$11	1.99%	(0.70%)	2.03%	35.24%
Short-Term Bond Fund
Institutional Class Shares
For the six months ended
4/30/2008 (Unaudited)	$10.07	$0.20	$0.13	$0.33	($0.20)	—	($0.20)	$10.20	3.28%	$67,778	0.45%	3.98%	0.89%	8.66%
For the year ended
10/31/2007	$9.97	$0.43	$0.10	$0.53	($0.43)	—	($0.43)	$10.07	5.48%	$62,514	0.45%	4.32%	0.94%	66.52%
10/31/2006	$9.97	$0.39	$0.01	$0.40	($0.40)	—^	($0.40)	$9.97	4.13%	$56,247	0.52%	3.94%	1.00%	32.38%
10/31/2005	$10.09	$0.26	($0.08)	$0.18	($0.29)	($0.01)	($0.30)	$9.97	1.76%	$56,862	0.65%	2.70%	1.34%	63.43%
10/31/2004	$10.17	$0.17	($0.05)	$0.12	($0.18)	($0.02)	($0.20)	$10.09	1.23%	$58,125	0.65%	1.69%	1.33%	68.14%
10/31/2003	$10.17	$0.22	$0.02	$0.24	($0.24)	—	($0.24)	$10.17	2.41%	$61,392	0.65%	2.13%	1.33%	72.06%
Class A Shares
For the six months ended
4/30/2008 (Unaudited)	$10.07	$0.20	$0.13	$0.33	($0.21)	—	($0.21)	$10.19	3.28%	$50	0.74%	3.60%	1.39%	8.66%
For the year ended
10/31/2007	$9.96	$0.40	$0.11	$0.51	($0.40)	—	($0.40)	$10.07	5.20%	$15	0.75%	4.03%	1.44%	66.52%
For the period from
5/3/2006 (c)
Thru 10/31/2006	$9.94	$0.20	$0.02	$0.22	($0.20)	—	($0.20)	$9.96	2.21%	$12	0.75%	4.01%	1.34%	32.38%
Class C Shares
For the period from
4/08/2008 (c)
Thru 4/30/2008
(Unaudited)	$10.24	$0.02	($0.06)	($0.04)	($0.01)	—	($0.01)	$10.19	(0.26%)	$13	1.26%	2.51%	0.88%	8.66%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Less than $0.005 per share.

See Notes to Financial Statements

18

American Independence Funds

Financial Highlights (continued)
Selected data for a share outstanding throughout the period indicated.

	Per Share Data								Ratios/Supplemental Data
		Investment Operations			Distributions From
											Ratio of	Ratio of net	Ratio of
			Net						Total		expenses	investment	expenses
	Net Asset	Net	realized and	Increase					Return	Net Assets	to	income	to
	Value	investment	unrealized	(Decrease)	Net	Net		Net Asset	(excludes	at end of	average	(loss) to	average	Portfolio
	Beginning	income	gains	from	investment	realized	Total	Value, End	sales	period	net	average net	net	turnover
	of Period	(loss)	(losses)	operations	income	gains	Distributions	of Period	charge)*	(000’s)	assets**	assets**	assets(a)**	rate(b)*
Intermediate Bond Fund
Institutional Class Shares
For the six months ended
4/30/2008 (Unaudited)	$10.22	$0.22	$0.16	$0.38	($0.24)	—	($0.24)	$10.36	3.78%	$36,455	0.56%	4.15%	1.04%	11.00%
For the year ended
10/31/2007	$10.13	$0.44	$0.09	$0.53	($0.44)	—	($0.44)	$10.22	5.38%	$35,285	0.56%	4.29%	1.07%	17.76%
10/31/2006	$10.17	$0.43	($0.04)	$0.39	($0.43)	—^	($0.43)	$10.13	3.99%	$48,211	0.63%	4.28%	0.99%	20.93%
10/31/2005	$10.59	$0.39	($0.35)	$0.04	($0.41)	($0.05)	($0.46)	$10.17	0.36%	$50,009	0.76%	3.81%	1.35%	61.83%
10/31/2004	$10.69	$0.39	$0.02	$0.41	($0.40)	($0.11)	($0.51)	$10.59	3.91%	$49,742	0.76%	3.66%	1.34%	85.91%
10/31/2003	$10.71	$0.43	$0.05	$0.48	($0.47)	($0.03)	($0.50)	$10.69	4.53%	$51,927	0.76%	4.00%	1.34%	59.41%
Class A Shares
For the six months ended
4/30/2008 (Unaudited)	$10.22	$0.20	$0.17	$0.37	($0.23)	—	($0.23)	$10.36	3.64%	$15	0.86%	3.85%	1.53%	11.00%
For the year ended
10/31/2007	$10.13	$0.40	$0.09	$0.49	($0.40)	—	($0.40)	$10.22	5.08%	$13	0.86%	4.01%	1.56%	17.76%
For the period from
5/3/2006 (c)
Thru 10/31/2006	$10.00	$0.22	$0.13	$0.35	($0.22)	—	($0.22)	$10.13	3.45%	$11	0.86%	4.00%	1.29%	20.93%
Kansas Tax-Exempt Bond Fund
Institutional Class Shares
For the six months ended
4/30/2008 (Unaudited)	$10.58	$0.21	$0.02	$0.23	($0.21)	—	($0.21)	$10.60	2.16%	$184,160	0.40%	3.96%	0.64%	1.23%
For the year ended
10/31/2007	$10.70	$0.44	($0.12)	$0.32	($0.44)	—	($0.44)	$10.58	3.07%	$179,703	0.40%	4.14%	0.69%	8.90%
10/31/2006	$10.67	$0.44	$0.03	$0.47	($0.44)	—	($0.44)	$10.70	4.47%	$158,225	0.47%	4.10%	0.75%	37.10%
10/31/2005	$10.93	$0.41	($0.26)	$0.15	($0.41)	—	($0.41)	$10.67	1.26%	$150,963	0.60%	3.83%	0.96%	22.23%
10/31/2004	$10.98	$0.41	($0.04)	$0.37	($0.42)	—	($0.42)	$10.93	3.56%	$147,471	0.60%	3.80%	0.93%	14.26%
10/31/2003	$10.94	$0.42	$0.04	$0.46	($0.42)	—	($0.42)	$10.98	4.24%	$155,198	0.60%	3.81%	0.94%	12.07%
Class A Shares
For the six months ended
4/30/2008 (Unaudited)	$10.58	$0.19	$0.02	$0.21	($0.19)	—	($0.19)	$10.60	2.01%	$954	0.80%	3.56%	1.14%	1.23%
For the year ended
10/31/2007	$10.70	$0.40	($0.13)	$0.27	($0.39)	—	($0.39)	$10.58	2.62%	$845	0.80%	3.74%	1.19%	8.90%
10/31/2006	$10.66	$0.41	$0.03	$0.44	($0.40)	—	($0.40)	$10.70	4.17%	$762	0.85%	3.71%	1.28%	37.10%
10/31/2005	$10.92	$0.37	($0.26)	$0.11	($0.37)	—	($0.37)	$10.66	0.90%	$920	0.95%	3.47%	1.71%	22.23%
10/31/2004	$10.98	$0.38	($0.05)	$0.33	($0.39)	—	($0.39)	$10.92	3.11%	$1,913	0.95%	3.47%	1.67%	14.26%
10/31/2003	$10.93	$0.38	$0.05	$0.43	($0.38)	—	($0.38)	$10.98	3.98%	$1,248	0.95%	3.45%	1.69%	12.07%
Class C Shares
For the six months ended
4/30/2008 (Unaudited)	$10.58	$0.13	$0.02	$0.15	($0.13)	—	($0.13)	$10.60	1.44%	$33	1.40%	2.96%	1.63%	1.23%
For the period from
5/22/2007 (c)
Thru 10/31/2007	$10.60	$0.15	($0.02)	$0.13	($0.15)	—	($0.15)	$10.58	1.40%	$33	1.40%	3.15%	1.68%	8.90%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Date of commencement of operations.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
^	Less than $0.005 per share.

See Notes to Financial Statements

19

American Independence Funds

Notes to Financial Statements
April 30, 2008
(Unaudited)

1.	Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust.

As of April 30, 2008, the Trust offered eleven (11) series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statement for the other five funds can be found in a separate report.

Stock Fund Financial Services Fund International Equity Fund Short-Term Bond Fund Intermediate Bond Fund Kansas Tax Exempt Bond Fund

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund. Prior to the March 2, 2006 reorganization, the predecessor funds offered Premium and Service Class shares (except for the predecessor Kansas Tax-Exempt Bond Fund, which offered Institutional Class and Class A shares). The Service Class shares of the each of the predecessor funds reorganized into the Institutional Class of the Trust’s Funds. The Institutional Class and Class A shares of the predecessor Kansas Tax-Exempt Bond Fund reorganized into the Institutional Class and Class A shares of the Kansas Tax-Exempt Bond Fund.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services, LLC (“AIFS” or the “Adviser”) or the Sub-Adviser in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods that are approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Continued

20

American Independence Funds

Securities Purchased on a When-issued Basis

Each Fund may purchase securities on a “when-issued” basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. Normally, the settlement date occurs within one month of the purchase. No payment is made by the Fund and no interest accrues to the Fund during the period between purchase and settlement. The Fund establishes a segregated account in which it maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Repurchase Agreements

The Funds may enter into repurchase agreements with financial institutions, such as banks or broker-dealers which AIFS deems creditworthy. Under a repurchase agreement a Fund acquires securities and obtains a simultaneous commitment from the seller to repurchase the securities at a specified time and at an agreed-upon yield. The agreements are fully collateralized, and the values of the collateral, including accrued interest, are marked-to-market daily. If the seller should default on its obligation to repurchase the securities, a Fund may experience a loss of income, a decrease in the value of any collateral, problems in exercising its rights to the underlying securities, and costs and time delays in connection with the disposition of such securities.

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains and/or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains and/or losses are allocated among the classes based upon the proportion of relative net assets.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

Distributions from net investment income for the Short-Term Bond Fund, Intermediate Bond Fund and the Kansas Tax-Exempt Bond Fund are declared and paid monthly. Distributions from net investment income for the Stock Fund, the Financial Services Fund, and the International Equity Fund are declared and paid annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Adoption of FIN 48 was applied to all open tax years as of October 31, 2007. The adoption of FIN 48 did not have an effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the period ended April 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. Management’s determinations regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

Continued

21

American Independence Funds

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 becomes effective for financial statements issued for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years; therefore, it is applicable to the Funds’ financial statements for the upcoming fiscal year beginning November 1, 2008. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”. SFAS No. 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute. SFAS No. 159 becomes effective for financial statements issued for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years; therefore, it is applicable to the Funds’ financial statements for the upcoming fiscal year beginning November 1, 2008. The Funds do not believe that the adoption of SFAS No. 159 will have a material impact on their financial statements.

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133”. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why and the entity uses derivatives, how derivatives are accounted for, and how derivatives affect an entity’s financial position and results of operations. SFAS No. 161 becomes effective for financial statements issued for fiscal years beginning after November 15, 2008 and for interim periods within those fiscal years. Therefore, the Funds are required to adopt SFAS No. 161 for financial statements for the fiscal year beginning November 1, 2009. The Funds are currently assessing the impact that the adoption of SFAS No. 161 will have on their financial statements. The Funds will also consider an early adoption of SFAS No. 161 as permitted by that Statement.

3.	Related Party Transactions:

AIFS serves as an investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS, under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to the percentages of the Funds’ average daily net assets as indicated in the table below. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

AIFS
Fees
Stock Fund	1.00%
Financial Services Fund	1.25%
International Equity Fund	0.81%
Short-Term Bond Fund	0.40%
Intermediate Bond Fund	0.40%
Kansas Tax-Exempt Bond Fund	0.30%

The Trust has engaged American Independence Capital Management, LLC (“AICM”) as the sub-adviser for the Stock Fund and the Financial Services Fund; Barrow, Hanley, Mewhinney & Strauss, Inc. as the sub-adviser for the International Equity Fund; and American Independence Financial Counselors, LLC (“AIFC”) as the sub-adviser for the Short-Term Bond Fund and the Intermediate Bond Fund.

AICM is a jointly-owned, affiliated, and registered investment advisor of the Adviser and Miller & Jacobs Capital, LLC, and AIFC is a wholly-owned subsidiary of the Adviser. The Board of Trustees has approved each of these agreements on behalf of the Trust. See the section in this report entitled Additional Fund Information for details regarding the deliberations of the Board with respect to these agreements.

AIFS has contractually agreed to waive a portion of its management fee and to reimburse expenses in order to maintain the Funds’ total operating expenses at not more than the following percentages of average annual net assets of the Institutional Class for the period through March 1, 2009 (February 28, 2009 for the Financial Services Fund and March 1, 2011 for the Kansas Tax-Exempt Bond Fund):

Fund	Institutional Class	Class A	Class C
Stock Fund	0.89%	1.39%	1.89%
Financial Services Fund	1.25%	1.75%	2.25%
International Equity Fund	0.99%	1.49%	1.99%
Short-Term Bond Fund	0.45%	0.70%	1.45%
Intermediate Bond Fund	0.56%	0.86%	1.56%
Kansas Tax-Exempt Bond Fund	0.40%	0.90%	1.40%

AIFS also provides certain administrative services necessary for the Funds’ operations. The Funds are charged a fee for the services provided, and this fee is calculated based on each Fund’s average daily net assets at annual rate of 0.125%.

AIFS has entered into an agreement with Vastardis Fund Services LLC (“Vastardis”) whereby Vastardis provides the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provides, Vastardis earns a fee based on the aggregate net assets of all Funds in the Trust, at the following annual fee rates:

Based on Average Daily Net Assets of	Fee Rate
Up to $3 billion	0.050%
In excess of $3 billion but not exceeding $5 billion	0.040%
In excess of $5 billion	0.030%

Continued

22

American Independence Funds

Other principal service providers of the Funds include the following:

JP Morgan Worldwide Securities Services (“JP Morgan”) serves as the Funds’ fund accountant.

Foreside Distribution Services, L.P. is the Funds’ distributor pursuant to a distribution agreement approved by the Board.

The Trust has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. Alaric has designated Peter Wilson as the Trust’s Chief Compliance Officer. For these services, the Trust pays Alaric a monthly fee, plus any out-of-pocket expenses. Each Fund pays a pro rata portion of the fees based on its share of the fund’s average monthly net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each Fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services of the Class A and Class C assets, and up to 0.25% for distribution expenses, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5.	Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, and U.S. Government securities) during the six-month period ended April 30, 2008 were as follows:

	Purchases	Sales
Stock Fund	176,990,125	181,848,868
Financial Services Fund	6,205,250	6,259,743
International Equity Fund	27,237,756	34,501,476
Short-Term Bond Fund	1,889,758	2,267,414
Intermediate Bond Fund	200,156	3,307,960
Kansas Tax-Exempt Bond Fund	13,450,238	2,035,000

The cost of purchases and the proceeds from sales of U.S. Government securities for the six-month period ended April 30, 2008 were as follows:

	Purchases	Sales
Short-Term Bond Fund	12,161,957	2,788,603
Intermediate Bond Fund	4,176,716	373,603

6.	Concentration of Credit Risk:

The Kansas Tax-Exempt Bond Fund invests primarily in debt obligations issued by the State of Kansas and its respective political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of Kansas specific municipal securities than are municipal bond funds that are not concentrated in these issuers to the same extent.

7.	Federal Income Tax Information:

At April 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
	Tax Cost	Appreciation	(Depreciation)	Appreciation (Depreciation)
Stock Fund	$ 81,640,813	$ 22,679,232	$ (2,675,843)	$ 20,003,389
Financial Services Fund	1,578,683	64,361	(125,592)	(61,231)
International Equity Fund	96,722,053	24,359,269	(4,619,744)	19,739,525
Short-Term Bond Fund	66,158,265	1,517,337	(437,117)	1,080,220
Intermediate Bond Fund	35,446,723	826,892	(189,481)	637,411
Kansas Tax-Exempt Bond Fund	181,297,051	3,170,144	(1,061,805)	2,108,339

Continued

23

American Independence Funds

7.	Federal Income Tax Information (continued)

At October 31, 2007, the following Funds had net capital loss carry-forwards which are available to offset future net capital gains, if any:

	Amount	Expires
Financial Services Fund	$77,627	2015
Short-Term Bond Fund	171,659	2013
	74,624	2014
	20,295	2015
Intermediate Bond Fund	187,933	2014
	215,080	2015
Kansas Tax-Exempt Bond Fund	592,685	2009
	1,379,613	2010
	2,495	2011
	122,004	2012
	88,129	2013
	225,533	2015

8.	Subsequent Events

Special Meeting of Shareholders

Special meeting of shareholders of the Trust was held on April 30, 2008 (the “Meeting”). The Meeting was held to (1) adopt a new fundamental investment restriction concerning industry concentration for the Short-Term Bond Fund and (2) approve the addition of four new sub-advisers. At record date, April 8, 2008, the number of shares outstanding on record date, number of shares represented at the Meeting, and the details of the voting with respect to the stated matters are given below. All matters presented received the required number of affirmative votes for approval.

	Shares	Shares
	Outstanding	Represented
Short-Term Bond Fund	6,548,385	4,228,061
Intermediate Bond Fund	3,507,105	2,207,032

(1)

To approve a new fundamental investment restriction concerning industry concentration for the Short-Term Bond Fund which would permit the fund to invest more than 25% of its total assets in the banking and finance industry.

	Affirmative	Against	Abstain
Short-Term Bond Fund	4,227,517	0	543

(2)

A proposal to approve the addition of four new sub-advisers, pursuant to an agreement between American Independence Financial Services, LLC and (a) Fischer Francis Trees & Watts, Inc. (“FFTW (NY)”), a New York corporation and three of its affiliates, (b) Fischer Francis Trees & Watts (“FFTW (UK)”), a corporate partnership organized under the laws of the United Kingdom, (c) Fischer Francis Trees & Watts PTE Ltd (“FFTW (Singapore)”), a Singapore corporation, and (d) Fischer Francis Trees & Watts, Ltd Kabushiki Kaisha Kaisha (“FFTW (Japan)”), a Japanese corporation (collectively referred to as the “Sub-Adviser”) on behalf of the Short-Term Bond Fund and the Intermediate Bond Fund.

	Affirmative	Against	Abstain
Short-Term Bond Fund	4,227,517	0	543
Intermediate Bond Fund	2,206,645	0	387

Acquisition of FFTW Funds, Inc.

Effective May 9, 2008, the FFTW U.S. Inflation-Indexed Portfolio and the FFTW Global Inflation-Indexed Hedged Portfolio reorganized into the American Independence Funds Trust as the AI U.S. Inflation-Indexed Fund and AI Global Inflation-Indexed Hedged Fund. As of June 13, 2008, the AI Short-Term Bond Fund acquired the assets and stated liabilities of the FFTW Limited Duration Portfolio.

Change in sub-adviser of the International Equity Fund

Effective July 1, 2008, Barrow Hanley no longer serves as the sub-adviser to the International Equity Fund (the “Fund”) and AIFS assumes the day to day management of the Fund.

24

American Independence Funds

Additional Fund Information (Unaudited) The American Independence Funds invested, as a percentage of net assets, in the following as of April 30, 2008.

Stock Fund
% of Net
Portfolio Diversification	Assets
Financials	21.3%
Industrials	14.4
Consumer Discretionary	13.1
Money Market Fund	11.2
Consumer Staples	8.3
Energy	8.0
Telecommunications Services	6.3
Technology	5.5
Utilities	3.6
Healthcare	3.0
Investment Companies	2.7
Total Investments	97.4%
Other Assets in Excess of Liabilities	2.6
Net Assets	100.0%

Financial Services Fund
% of Net
Portfolio Diversification	Assets
Banks	23.6%
Asset Management	17.9
Insurance	9.6
Investment Companies	9.5
Specialty Insurance	8.0
Brokerage	6.6
Life Insurance	3.1
Total Investments	78.3%
Other Assets in Excess of Liabilities	21.7
Net Assets	100.0%

International Equity Fund
% of Net
Portfolio Diversification	Assets
Financials	23.0%
Consumer Staples	17.8
Industrials	10.7
Consumer Discretionary	10.1
Energy	9.5
Utilties	7.8
Materials	7.7
Telecommunications Services	7.7
Money Market Fund	2.3
Technology	1.3
Diversified	1.3
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

Short-Term Bond Fund
% of Net
Portfolio Diversification	Assets
U.S. Government and Agency Securities	77.0%
Corporate Bonds	7.2
Money Market Fund	4.4
Asset Backed Securities	3.2
Taxable Municipal Bonds	3.2
Collateralized Mortgage Obligations	3.0
Medium Term Notes	1.1
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9
Net Assets	100.0%

Intermediate Bond Fund
% of Net
Portfolio Diversification	Assets
U.S. Government and Agency Securities	50.0%
Corporate Bonds	18.5
Collateralized Mortgage Obligations	14.2
Money Market Fund	8.5
Asset Backed Securities	4.0
Taxable Municipal Bonds	3.0
Medium Term Notes	0.7
Total Investments	98.9%
Other Assets in Excess of Liabilities	1.1
Net Assets	100.0%

Kansas Tax-Exempt Bond Fund
% of Net
Portfolio Diversification	Assets
School District	25.6%
Medical	18.4
Development	17.5
Facilities	7.4
Utilities	7.2
General Obligations	6.0
Miscellaneous	5.0
Transportation	5.0
Higher Education	4.9
Housing	1.5
Money Market Fund	0.6
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9
Net Assets	100.0%

25

American Independence Funds

Additional Fund Information (continued) (Unaudited)

Annual Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees of the Trust approved the renewal of the Trust’s Advisory Agreement with American Independence Financial Services, LLC (“AIFS” or the “Adviser”) on February 22, 2008. The Board of Trustees approved the renewal of the Sub-advisory Agreements between AIFS and American Independence Financial Counselors, LLC, (“AIFC”) a wholly-owned subsidiary of AIFS, on behalf of the Short-Term Bond Fund and Intermediate Bond Fund on March 30, 2007, the Sub-advisory agreement with between AIFS and American Independence Capital Management, LLC (“AICM”), a jointly-owned affiliated registered investment adviser of AIFS and Miller & Jacobs Capital Management, LLC ,on behalf of the Stock Fund and Financial Services Fund on March 30, 2007 and the Sub-Advisory Agreement between AIFS and Barrow, Hanley, Mewhinney & Strauss, Inc.(“BHMS”), on behalf of the International Equity Fund on February 22, 2008, (each an “Agreement”) (AIFC, AICM and BHMS are referred to as the “Sub-Advisers”). In connection with the approval of each Agreement, the Trustees reviewed a significant amount of a wide variety of information that they had requested and received from the Adviser and the Sub-Advisors, and data and analysis from an outside data provider. The Trustees considered various industry trends and regulatory developments in their deliberations. In considering approval of each Agreement, and in evaluating the fairness of the compensation to be paid by the Fund, the Trustees met both as a full Board and the Trustees who are not interested persons of the Trust (“Independent Trustees”) met in executive session, in advance of the meetings at which the Agreements were approved, and they considered a number of factors, as discussed below. Throughout their deliberations, the Independent Trustees were represented by independent counsel.

The Trustees considered the nature, extent and quality of the services to be provided by the Adviser and the Sub-Advisers. The Trustees reviewed the services that the Adviser and the Sub-Advisers have provided historically to the Funds, and also generally to other series of the Trust. Among other services, the Adviser’s services have included investment management services, including monitoring and evaluating the Sub-Adviser’s investment program and investment results with respect to the Fund, and the Sub-Adviser’s compliance with the Fund’s investment policies and restrictions, and administrative services, including working with other service providers of the Trust, maintaining certain Fund records, providing office space, performing clerical and bookkeeping services for the Funds, preparing Board materials and Fund filings, and otherwise managing the Trust’s operations. The Sub-Advisers are responsible for the day-to-day portfolio management of the Funds, including determining the composition of assets of the Funds and the timing of each Fund’s execution of the purchase and sale of assets, and its other services include, among other services, providing reports to the Adviser and reviewing certain aspects of the Funds’ filings. The Trustees considered, among other things, the Adviser’s and Sub-Advisers’ management, personnel, resources, operations and portfolio management capabilities. The Board reviewed reports on each Sub-Adviser’s brokerage practices, including with respect to best execution of portfolio trades. The Trustees considered the Adviser’s supervision of the Funds’ service providers and its attention to the compliance program of the Trust, the Adviser, the Sub-Advisers and certain other service providers, as well as the Sub-Advisers’ attention to its compliance program.

The Trustees reviewed the investment performance of the Funds over various time periods and compared that performance to that of funds in groups that the Trustees concluded were appropriate comparison groups for the Funds. The Trustee’s decision took account of, among other things, the Fund’s performance over the short term and performance over the longer term relative to groupings of funds having similar mandates.

The Trustees considered the cost to the Adviser of each Agreement and the profitability to the Adviser and its affiliates of the relationship with the Funds over various time periods. In reviewing profitability information, the Trustees reviewed, among other things, information about the allocation of expenses among the Adviser and its affiliates. The Trustees were provided information that indicated that the Adviser had not yet reached profitability from the Advisory Agreement with respect to the Funds due to the expense caps that are in place until March 1, 2009 for all the Funds with the exception of the Kansas Tax-Exempt Bond Fund which runs through March 1, 2011 and the Financial Services Fund which runs through February 28, 2009.

The Trustees discussed the extent to which economies of scale were projected by the Adviser to be realized as the Funds’ assets, or the assets of the Trust overall, increase. The Trustees noted, in particular, the plans of the Adviser and its affiliates for marketing and distributing the shares of the various series of the Trust. The Trustees reviewed information about the potential effect of asset growth on Fund expenses, and the difficulty of forecasting its effect on the profitability of the Adviser and its affiliates.

Trustees considered various potential benefits that the Sub-Advisers may receive in connection with the services it provides under the Sub-Advisory Agreement with the Funds. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a Fund for brokerage may be used to acquire research services that may be useful to Sub-Advisers in managing the assets of a fund. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees considered information about services provided by other investment advisers of funds having investment objectives and policies similar to the Fund’s. The Board received and reviewed, among other things, comparative data on various types of Fund expenses. In considering the management fees paid by the Fund, the Trustees evaluated factors such as the fees and expenses borne by other registered funds in the market pursuing strategies generally similar to the Funds’. The Trustees considered the current and proposed contractual and net management fees, its anticipated gross and net expense ratio, and various components of the expense ratio, in comparison to other funds in comparison groupings. The Trustees generally acknowledged the historical relationships among the Adviser, the Sub-Advisers and the Trust and the likely difficulties in implementing an alternative to the investment management arrangement between the Trust and the Adviser. The Trustees took account of the Manager’s willingness to maintain the management fee waiver and expense limitation applicable to the Funds.

The materials and other information described above were considered by the Trustees throughout the past year during in-person and telephonic meetings, with personnel of the Adviser, Sub-Advisers and independent counsel, and also were considered by the Independent Trustees meeting separately and with independent counsel. The Trustees did not identify any particular information or any single factor that was controlling, or the particular weight any Trustee placed on any one factor for purposes of determining whether to vote in approval of the Agreements. This summary set out above describes the most important, but not all, of the factors considered by the Trustees in considering each Agreement. On the basis of their review, a majority of the Trustees, and a majority of the Independent Trustees voting separately, concluded that each factor they considered, in the context of all the other factors they considered, favored renewal of each Agreement, and it was the judgment of a majority of the Trustees and a majority of the Non-Interested Trustees that approval of each Agreement was in the best interests of the Fund and its shareholders.

Continued

26

American Independence Funds

Table of Shareholder Expenses (Unaudited):

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested on November 1, 2007 and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning		Expenses Paid	Expense Ratio
		Account Value	Ending Account	During Period*	During Period**
		11/1/07	Value 4/30/08	11/1/07 - 4/30/08	11/1/07 - 4/30/08
Stock Fund	Institutional Class Shares	$1,000.00	$998.38	$4.43	0.89%
	Class A Shares	$1,000.00	$996.37	$6.90	1.39%
	Class C Shares	$1,000.00	$1,024.01	$9.47	1.88%
Financial Services Fund	Institutional Class Shares	$1,000.00	$951.36	$6.07	1.25%
	Class A Shares	$1,000.00	$948.43	$8.49	1.75%
	Class C Shares	$1,000.00	$945.02	$10.74	2.22%
International Equity Fund	Institutional Class Shares	$1,000.00	$913.24	$4.72	0.99%
	Class A Shares	$1,000.00	$911.00	$7.09	1.49%
	Class C Shares	$1,000.00	$908.62	$9.46	1.99%
Short-Term Bond Fund	Institutional Class Shares	$1,000.00	$1,032.82	$2.28	0.45%
	Class A Shares	$1,000.00	$1,032.78	$3.74	0.74%
	Class C Shares***	$1,000.00	$997.40	$0.76	1.26%
Intermediate Bond Fund	Institutional Class Shares	$1,000.00	$1,037.79	$2.85	0.56%
	Class A Shares	$1,000.00	$1,036.42	$4.37	0.86%
Kansas Tax-Exempt	Institutional Class Shares	$1,000.00	$1,021.62	$2.01	0.40%
	Class A Shares	$1,000.00	$1,020.13	$4.02	0.80%
	Class C Shares	$1,000.00	$1,014.36	$7.02	1.40%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized
***	Information shown reflects values using the expense ratios and rates of returns for the period from the date operations commenced (i.e., April 8, 2008) through April 30, 2008.

27

American Independence Funds

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning		Expenses Paid	Expense Ratio
		Account Value	Ending Account	During Period*	During Period**
		11/1/07	Value 4/30/08	11/1/07 - 4/30/08	11/1/07 - 4/30/08
Stock Fund	Institutional Class Shares	$1,000.00	$1,020.44	$4.49	0.89%
	Class A Shares	$1,000.00	$1,017.93	$7.00	1.39%
	Class C Shares	$1,000.00	$1,015.45	$9.48	1.88%
Financial Services Fund	Institutional Class Shares	$1,000.00	$1,018.63	$6.30	1.25%
	Class A Shares	$1,000.00	$1,016.11	$8.82	1.75%
	Class C Shares	$1,000.00	$1,013.75	$11.18	2.22%
International Equity Fund	Institutional Class Shares	$1,000.00	$1,019.93	$5.00	0.99%
	Class A Shares	$1,000.00	$1,017.42	$7.51	1.49%
	Class C Shares	$1,000.00	$1,014.89	$10.04	1.99%
Short-Term Bond Fund	Institutional Class Shares	$1,000.00	$1,022.66	$2.27	0.45%
	Class A Shares	$1,000.00	$1,021.21	$3.72	0.74%
	Class C Shares***	$1,000.00	$1,024.16	$0.77	1.26%
Intermediate Bond Fund	Institutional Class Shares	$1,000.00	$1,022.10	$2.83	0.56%
	Class A Shares	$1,000.00	$1,020.59	$4.34	0.86%
Kansas Tax-Exempt	Institutional Class Shares	$1,000.00	$1,022.91	$2.02	0.40%
	Class A Shares	$1,000.00	$1,020.90	$4.03	0.80%
	Class C Shares	$1,000.00	$1,017.87	$7.06	1.40%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized
***	Information shown reflects values using the expense ratios for the period from the date operations commenced (i.e., April 8, 2008) through April 30, 2008.

28

Investment Adviser and Administrator:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

Custodian:
INTRUST Bank NA
105 North Main Street
Wichita, KS 67202

BNY Mellon Asset Servicing:
One Boston Place, 11th Floor
AIM 024-0112
Boston, MA 02108

Transfer Agent:
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, MA 02171

Distributor:
Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied
by a current prospectus.

AIF AR 043008

April 30, 2008

	Nest Egg Dow Jones Target Date Funds	Semi-Annual Report
2010
2015
2020
2030
2040

Based on the Dow Jones Target Date Indexes.

NOT FDIC Insured. May lose value. No bank guarantee.

This material must be accompanied or preceded by a prospectus.

American Independence Financial Services, LLC is a limited liability company. “Dow Jones,” “Dow Jones Indexes,” “Dow Jones Target Date Indexes,” and “Dow Jones U.S. Target Date Indexes” are service marks of Dow Jones & Company, Inc. Dow Jones does not sell, nor does it sponsor, endorse, or make any recommendation regarding the purchase or sale of any security.

American Independence Funds are distributed by Foreside Distribution Services, L.P.

Table of Contents

NestEgg Dow Jones Target Date Funds
Semi-Annual Report—April 30, 2008

NestEgg Dow Jones 2010 Fund
Condensed Schedule of Portfolio Investments	1

NestEgg Dow Jones 2015 Fund
Condensed Schedule of Portfolio Investments	4

NestEgg Dow Jones 2020 Fund
Condensed Schedule of Portfolio Investments	7

NestEgg Dow Jones 2030 Fund
Condensed Schedule of Portfolio Investments	10

NestEgg Dow Jones 2040 Fund
Condensed Schedule of Portfolio Investments	13

Statements of Assets and Liabilities	16
Statements of Operations	17
Statements of Changes in Net Assets	18
Financial Highlights	20

Notes to Financial Statements	23
Additional Fund Information	27
Table of Shareholder Expenses	28

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to the portfolio securities is available without charge, upon request, by calling 1-866-410-2006 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request, by calling 1-866-410-2006 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

Schedules of Portfolio Investments as of January 31 and July 31 are available without charge, on the Securities and Exchange Commission’s website at http://www.sec.gov.

The complete Schedules of Portfolio Investments are available (i) without charge, upon request, by calling toll-free 1-866-410-2006; and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

Common Stocks (29.86%)
Security Description	Shares		Value ($)
Basic Materials (1.64%)
Eastman Chemical Co.		38	2,793
Other - Basic Materials			124,836
			127,629

Communications (2.79%)
AT&T, Inc.		319	12,348
Cisco Systems, Inc.		520	13,333
Comcast Corp. - SPL		110	2,226
Comcast Corp. - A Shares		190	3,905
Verizon Communications, Inc.		174	6,696
Other Communications			177,672
			216,180

Consumer, Cyclical (3.06%)
Kohl's Corp.		33	1,612
Target Corp.		73	3,878
Toyota Motor Corp.		318	16,116
Other Consumer, Cyclical			216,751
			238,357

Consumer, Non-cyclical (2.72%)
Kimberly-Clark Corp.		16	1,024
Procter & Gamble Co.		248	16,628
Other Consumer, Non-cyclical			194,114
			211,766

Diversified (0.06%)			4,385

Energy (3.03%)
Exxon Mobil Corp.		289	26,897
Other Energy			210,031
			236,928

Financial (5.70%)
Citigroup, Inc.		271	6,848
Credit Suisse Group		16	891
Fannie Mae		34	962
Freddie Mac		20	498
Mitsubishi UFJ Financial Group		1,670	18,373
Morgan Stanley		60	2,916
Wells Fargo & Co.		185	5,502
Other Financial			408,542
			444,532

Healthcare (2.49%)			194,071

	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Industrial (4.04%)
Boeing Co.		67	5,686
General Electric Co.		534	17,462
Norfolk Southern Corp.		30	1,787
Union Pacific Corp		10	1,452
Other Industrial			287,042
			313,429

Technology (2.82%)
Apple, Inc. (a)		75	13,046
Intel Corp.		494	10,996
Microsoft Corp.		661	18,852
Other Technology			176,651
			219,545

Utilities (1.51%)			117,908

Total Common Stocks
(Cost $2,402,271)			2,324,730

Corporate Bonds (14.56%)

Basic Materials (0.33%)
Eastman Chemical Co.,
7.60%, 2/01/27	USD	25,000	25,781

Communications (2.61%)
Comcast Corp., 6.50%, 11/15/35	USD	95,000	94,864
Verizon Communications, Inc.,
7.25%, 12/01/10	USD	101,000	108,041
			202,905

Consumer Goods (1.07%)
KOHLS Corp., 6.00%, 1/15/33	USD	46,000	37,889
Target Corp., 5.88%, 3/01/12	USD	10,000	10,437
Kimberly-Clark Corp.,
5.00%, 8/15/13	USD	20,000	20,396
Procter & Gamble Co.,
4.95%, 8/15/14	USD	14,000	14,587
			83,309

Financial (7.69%)
Allstate Corp., 7.20%, 12/01/09	USD	10,000	10,461
American General Finance,
5.38%, 10/01/12	USD	38,000	36,862
Berkley (WR) Corporation,
6.15%, 8/15/19	USD	45,000	43,425
Citigroup, Inc., 6.63%, 1/15/28	USD	23,000	22,644
Credit Suisse USA, Inc.,
6.13%, 11/15/11	USD	200,000	208,195
Goldman Sachs Group, Inc.,
5.95%, 1/15/27	USD	49,000	44,769
Lehman Brothers Holdings, Inc.,
6.63%, 1/18/12	USD	13,000	13,215

See Notes to Financial Statements

1

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

Corporate Bonds, continued
	Principal
Security Description	(Currency Noted)		Value ($)
Financial, continued
Merrill Lynch & Co., Inc.,
6.05%, 5/16/16	USD	55,000	52,773
Morgan Stanley, 6.75%, 4/15/11	USD	27,000	28,031
National Rural Utilities,
7.25%, 3/01/12	USD	72,000	77,333
U.S. Bank NA, 6.38%, 8/01/11	USD	13,000	13,808
Wachovia Bank NA,
7.80%, 8/18/10	USD	22,000	23,309
Wells Fargo & Co.,
4.63%, 8/09/10	USD	24,000	24,371
			599,196

Industrial (1.88%)
Boeing Co., 6.13%, 2/15/33	USD	11,000	11,510
General Electric Co.,
5.00%, 2/01/13	USD	30,000	30,603
Norfolk Southern Corp.,
6.20%, 4/15/09	USD	36,000	36,765
Union Pacific Corp.,
4.88%, 1/15/15	USD	70,000	67,586
			146,464

Utilities (0.98%)
Florida Power & Light Co.,
5.95%, 10/01/33	USD	75,000	76,071

Total Corporate Bonds
(Cost $1,135,004)			1,133,726

U.S. Government Agency Pass-Through Securities (12.77%)

6.00%, 6/01/17, Pool #555004
(Fannie Mae)	USD	77,211	79,840
5.50%, 8/01/17, Pool #826283
(Fannie Mae)	USD	1,227	1,257
5.00%, 5/01/18, Pool #703444
(Fannie Mae)	USD	6,483	6,523
4.50%, 1/01/19, Pool #735057
(Fannie Mae)	USD	2,226	2,215
5.00%, 1/01/19, Pool #255077
(Fannie Mae)	USD	18,970	19,169
5.00%, 12/01/19, Pool #745369
(Fannie Mae)	USD	1,378	1,392
5.50%, 3/01/20, Pool #735405
(Fannie Mae)	USD	19,022	19,388
5.00%, 6/01/20, Pool #839333
(Fannie Mae)	USD	59,309	59,671
4.50%, 9/01/20, Pool #839289
(Fannie Mae)	USD	2,296	2,275
5.50%, 12/01/20, Pool #850811
(Fannie Mae)	USD	94,069	95,879
6.00%, 10/01/32, Pool #667994
(Fannie Mae)	USD	5,279	5,430
5.50%, 2/01/33, Pool #652693
(Fannie Mae)	USD	106,755	107,442
5.00%, 8/01/33, Pool #713679
(Fannie Mae)	USD	33,107	32,550
6.00%, 9/01/33, Pool #736937
(Fannie Mae)	USD	2,689	2,752
7.00%, 4/01/34, Pool #780703
(Fannie Mae)	USD	2,883	3,050
5.00%, 5/01/34, Pool #768230
(Fannie Mae)	USD	4,550	4,473
6.00%, 8/01/34, Pool #725690
(Fannie Mae)	USD	238,678	244,207
6.00%, 4/01/35, Pool #735503
(Fannie Mae)	USD	1,986	2,040
4.34%, 10/01/35, Pool #836206
(Fannie Mae)	USD	6,899	6,935
4.00%, 6/01/18, Pool #E01401
(Freddie Mac)	USD	3,711	3,598
4.50%, 1/01/19, Pool #B11878
(Freddie Mac)	USD	5,645	5,608
5.50%, 8/01/33, Pool #A11851
(Freddie Mac)	USD	6,002	6,062
5.00%, 8/01/33, Pool #A12886
(Freddie Mac)	USD	3,367	3,320
6.50%, 12/01/33, Pool #A16523
(Freddie Mac)	USD	65,791	68,496
5.50%, 10/01/34, Pool #A27526
(Freddie Mac)	USD	5,545	5,609
5.50%, 10/01/35, Pool #A39170
(Freddie Mac)	USD	87,374	88,087
5.50%, 4/15/33, Pool #603566
(GNMA)	USD	1,767	1,796
6.00%, 2/15/32, Pool #569704
(GNMA)	USD	110,439	113,918
5.50%, 4/15/34, Pool #626116
(GNMA)	USD	1,237	1,256
Total U.S. Government Agency
Pass-Through Securities (Cost
$968,109)			994,238

U.S. Government Agency Securities (3.03%)

4.50%, 10/15/08 (Fannie Mae)	USD	20,000	20,194
6.63%, 9/15/09 (Fannie Mae)	USD	20,000	21,004
4.63%, 11/21/08
(Federal Home Loan Bank)	USD	90,000	91,015
4.63%, 12/19/08 (Freddie Mac)	USD	15,000	15,190
4.75%, 1/18/11 (Freddie Mac)	USD	15,000	15,653
4.75%, 1/19/16 (Freddie Mac)	USD	70,000	72,840
Total U.S. Government Agency
Securities (Cost $229,100)			235,896

U.S. Treasury Obligations (10.73%)

6.00%, 2/15/26
(U.S. Treasury Bond)	USD	50,000	59,066
5.25%, 11/15/28
(U.S. Treasury Bond)	USD	133,000	145,863
4.00%, 6/15/09
(U.S. Treasury Note)	USD	107,000	109,408
5.00%, 2/15/11
(U.S. Treasury Note)	USD	18,000	19,268
4.88%, 2/15/12
(U.S. Treasury Note)	USD	31,000	33,383
4.25%, 8/15/15
(U.S. Treasury Note)	USD	445,000	468,607
Total U.S. Treasury Obligations
(Cost $812,002)			835,595

See Notes to Financial Statements

2

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

Foreign Government Agency Securities (14.60%)
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Belgium Kingdom,
5.50%, 9/28/17	EUR	34,000	57,673
Bonos Y Oblig Del Estado
(Spanish Government Bond),
5.50%, 7/30/17	EUR	38,000	64,468
Bundesobligation
(German Government Bond),
4.00%, 4/13/12	EUR	114,000	178,540
Buoni Poliennali Del Tesoro
(Italian Government Bond),
5.25%, 8/01/17	EUR	99,000	163,790
France O.A.T.
(French Government Bond),
3.75%, 4/25/17	EUR	45,000	67,677
Japan Government Bond,
1.50%, 6/20/12	JPY	46,500,000	454,638
Netherlands Government Bond,
4.00%, 7/15/16	EUR	38,000	58,509
United Kingdom Treasury Bond,
4.00%, 9/07/16	GBP	48,000	91,679
Total Foreign Government
Agency Securities
(Cost $994,506)			1,136,974

Preferred Stocks (0.01%)

Communications			47
Consumer, Cyclical			418
Consumer, Non-cyclical			139
Financial			100
Healthcare			83
Utilities			94
Total Preferred Stocks
(Cost $905)			881

Rights and Options (0.02%)

Consumer, Non-cyclical			526
Energy			7
Financial			134
Utilities			882
Total Rights and Options
(Cost $1,462)			1,549

Money Market (10.47%)

American Beacon
Money Market Fund		426,672	426,672
Dreyfus Cash Management		108,909	108,909
Dreyfus Cash Management Plus		279,226	279,226
Total Money Market
(Cost $814,807)			814,807

Investment Companies (3.00%)
Security Description	Shares		Value ($)
BB Biotech AG		1	77
BLDRS Emerging Markets 50 ADR		875	47,444
iShares MSCI Emerging Markets		975	142,994
Vanguard Emerging Markets ETF		425	43,410
Total Investment Companies
(Cost $ 209,896)			233,925

Total Investments
(Cost $ 7,568,062) (b) — 99.05%			7,712,320
Other assets in excess of liabilities — 0.95%			72,653

NET ASSETS — 100.00%			$7,784,973

(a) Non-income producing security.
(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

3

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

Common Stocks (43.08%)
Security Description	Shares		Value ($)
Basic Materials (2.50%)		13,439	314,457

Communications (3.99%)
AT&T, Inc.		717	27,755
Cisco Systems, Inc.		1,057	27,101
Comcast Corp. - SPL		145	2,935
Comcast Corp. - A Shares		406	8,343
Other Communications			437,161
			503,295

Consumer, Cyclical (4.25%)
Target Corp.		132	7,013
Other Consumer, Cyclical			528,265
			535,278

Consumer, Non-cyclical (3.96%)
Kimberly-Clark Corp.		67	4,287
Procter & Gamble Co.		542	36,341
Other Consumer, Non-cyclical			458,168
			498,796

Energy (4.26%)
Exxon Mobil Corp.		638	59,379
Other Energy			478,043
			537,422

Financial (8.71%)
Citigroup, Inc.		798	20,165
Fannie Mae		91	2,575
Freddie Mac		67	1,669
Mitsubishi UFJ Financial Group		2,406	26,470
Morgan Stanley		133	6,464
Prudential Financial, Inc.		44	3,331
Sumitomo Mitsui Financial
Group, Inc.		4	34,428
Wachovia Corp.		272	7,929
Other Financial			995,258
			1,098,287

Healthcare (3.43%)
Wyeth		183	8,138
Other Healthcare			423,543
			431,681

Holding Companies (0.13%)			16,638

Industrial (5.75%)
Boeing Co.		121	10,268
General Electric Co.		1,179	38,553
Union Pacific Corp.		27	3,920
Other Industrial			671,567
			724,308

Technology (3.83%)
Apple, Inc.		151	26,266
Microsoft Corp.		1,450	41,354
Other Technology			414,639
			482,259

Utilities (2.27%)			285,601

Total Common Stocks
(Cost $5,577,612)			5,428,022

Corporate Bonds (11.30%)
	Principal
Security Description	(Currency Noted)		Value ($)
Basic Materials (1.00%)
Eastman Chemical Co.,
7.60%, 2/01/27	USD	120,000	123,749
Weyerhaeuser Co., 6.95%, 8/01/17	USD	2,000	2,046
			125,795

Communications (2.02%)
Sprint Capital Corp.,
8.38%, 3/15/12	USD	61,000	58,103
Verizon Communications, Inc.,
7.25%, 12/01/10	USD	116,000	124,086
Comcast Corp., 6.50%, 11/15/35	USD	72,000	71,897
			254,086

Consumer Goods (1.02%)
Anheuser-Busch Companies, Inc.,
5.05%, 10/15/16	USD	2,000	1,972
Coca-Cola Enterprises,
8.50%, 2/01/22	USD	2,000	2,461
Conagra Foods, Inc.,
6.75%, 9/15/11	USD	2,000	2,123
Kimberly-Clark Corp.,
5.00%, 8/15/13	USD	48,000	48,950
Macys Retail Hldgs, Inc.,
5.75%, 7/15/14	USD	2,000	1,812
Procter & Gamble Co.,
4.95%, 8/15/14	USD	38,000	39,594
Target Corp., 5.88%, 3/01/12	USD	30,000	31,312
			128,224

Energy (0.02%)
Kinder Morgan Energy Partners LP,
7.75%, 3/15/32	USD	2,000	2,141

Financial (5.65%)
American General Finance,
5.38%, 10/01/12	USD	107,000	103,796
Citigroup, Inc., 6.63%, 1/15/28	USD	9,000	8,861
Conocophillips Canada,
5.63%, 10/15/16	USD	23,000	23,964
Credit Suisse USA, Inc.,
6.13%, 11/15/11	USD	37,000	38,516
Goldman Sachs Group, Inc.,
5.95%, 1/15/27	USD	101,000	92,278
JPMC Capital XVIII, 6.95%, 8/17/36	USD	30,000	28,640
Lehman Brothers Holdings, Inc.,
6.63%, 1/18/12	USD	38,000	38,628
Merrill Lynch & Co., Inc.,
6.05%, 5/16/16	USD	60,000	57,570
Morgan Stanley, 6.75%, 4/15/11	USD	76,000	78,903
National Rural Utilities,
7.25%, 3/01/12	USD	56,000	60,148
Prudential Financial, Inc.,
5.10%, 9/20/14	USD	46,000	45,372
U.S. Bank NA, 6.38%, 8/01/11	USD	38,000	40,362
Wachovia Bank NA, 7.80%, 8/18/10	USD	61,000	64,629
Other Financial			31,381
			713,048

Healthcare (0.31%)
Wyeth, 5.50%, 2/01/14	USD	38,000	39,024

See Notes to Financial Statements

4

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

Corporate Bonds, continued
	Principal
Security Description	(Currency Noted)		Value ($)
Industrial (0.68%)
Boeing Co., 6.13%, 2/15/33	USD	30,000	31,392
Burlington Northern Santa Fe,
7.00%, 12/15/25	USD	2,000	2,106
Norfolk Southern Corp.,
6.20%, 4/15/09	USD	12,000	12,255
Union Pacific Corp., 4.88%, 1/15/15	USD	41,000	39,585
	USD		85,338
Utilities (0.60%)
Duke Energy Carolinas LLC,
6.25%, 1/15/12	USD	30,000	31,672
Exelon Corporation, 4.90%, 6/15/15	USD	2,000	1,873
(Utilities)	USD	40,000	40,571
Southern Power Co.,
4.88%, 7/15/15	USD	2,000	1,914
			76,030

Total Corporate Bonds
(Cost $1,433,068)			1,423,686

U.S. Government Agency Pass-Through Securities (11.52%)

6.00%, 6/01/17, Pool #555004
(Fannie Mae)	USD	9,182	9,495
5.50%, 8/01/17, Pool #826283
(Fannie Mae)	USD	12,882	13,198
5.00%, 5/01/18, Pool #703444
(Fannie Mae)	USD	11,440	11,510
4.50%, 1/01/19, Pool #735057
(Fannie Mae)	USD	23,377	23,257
5.00%, 1/01/19, Pool #255077
(Fannie Mae)	USD	45,737	46,217
5.00%, 12/01/19, Pool #745369
(Fannie Mae)	USD	14,467	14,619
5.50%, 3/01/20, Pool #735405
(Fannie Mae)	USD	34,445	35,108
5.00%, 6/01/20, Pool #839333
(Fannie Mae)	USD	21,437	21,568
4.50%, 9/01/20, Pool #839289
(Fannie Mae)	USD	24,105	23,883
5.50%, 12/01/20, Pool #850811
(Fannie Mae)	USD	94,069	95,879
5.00%, 12/01/26, Pool #256570
(Fannie Mae)	USD	59,085	58,738
6.00%, 10/01/32, Pool #667994
(Fannie Mae)	USD	55,433	57,012
5.50%, 6/01/33, Pool #702459
(Fannie Mae)	USD	58,010	58,384
5.50%, 9/01/33, Pool #254869
(Fannie Mae)	USD	43,175	43,561
6.00%, 9/01/33, Pool #736937
(Fannie Mae)	USD	23,398	23,940
5.50%, 4/01/34, Pool #725424
(Fannie Mae)	USD	26,194	26,363
7.00%, 4/01/34, Pool #780703
(Fannie Mae)	USD	30,272	32,029
5.00%, 5/01/34, Pool #768230
(Fannie Mae)	USD	39,583	38,917
6.50%, 9/01/34, Pool #783390
(Fannie Mae)	USD	44,376	45,958
6.00%, 4/01/35, Pool #735503
(Fannie Mae)	USD	20,854	21,422
4.34%, 10/01/35, Pool #836206
(Fannie Mae)	USD	48,850	49,105
6.50%, 4/01/36, Pool #851187
(Fannie Mae)	USD	44,447	46,032
4.00%, 6/01/18, Pool #E01401
(Freddie Mac)	USD	38,968	37,782
4.50%, 1/01/19, Pool #B11878
(Freddie Mac)	USD	59,269	58,879
5.50%, 8/01/33, Pool #A11851
(Freddie Mac)	USD	52,220	52,735
6.50%, 12/01/33, Pool #A16523
(Freddie Mac)	USD	19,433	20,232
6.00%, 7/01/34, Pool #A24370
(Freddie Mac)	USD	43,056	44,195
5.50%, 10/01/34, Pool #A27526
(Freddie Mac)	USD	48,243	48,796
5.50%, 10/01/35, Pool #A39170
(Freddie Mac)	USD	129,740	130,798
5.50%, 11/01/35, Pool #A47728
(Freddie Mac)	USD	48,613	49,010
6.00%, 2/15/32, Pool #569704
(GNMA)	USD	153,652	158,494
5.50%, 4/15/33, Pool #603566
(GNMA)	USD	18,558	18,857
5.50%, 4/15/34, Pool #626116
(GNMA)	USD	12,988	13,192
6.00%, 9/20/34, Pool #3611
(GNMA)	USD	21,275	21,895
Total U.S. Government Agency
Pass-Through Securities
(Cost $1,413,625)			1,451,060

U.S. Government Agency Securities (2.74%)

4.50%, 10/15/08 (Fannie Mae)	USD	75,000	75,727
6.63%, 9/15/09 (Fannie Mae)	USD	75,000	78,764
4.63%, 11/21/08
(Federal Home Loan Bank)	USD	30,000	30,338
4.63%, 12/19/08 (Freddie Mac)	USD	55,000	55,697
4.75%, 1/18/11 (Freddie Mac)	USD	55,000	57,394
6.25%, 7/15/32 (Freddie Mac)	USD	40,000	47,412
Total U.S. Government Agency
Securities (Cost $335,524)			345,332

U.S. Treasury Obligations (7.89%)

6.00%, 2/15/26
(U.S. Treasury Bond)	USD	45,000	53,160
5.25%, 11/15/28
(U.S. Treasury Bond)	USD	334,000	366,304
4.00%, 6/15/09
(U.S. Treasury Note)	USD	220,000	224,950
4.00%, 4/15/10
(U.S. Treasury Note)	USD	136,000	140,601
4.88%, 2/15/12
(U.S. Treasury Note)	USD	65,000	69,997
4.00%, 2/15/15
(U.S. Treasury Note)	USD	117,000	121,735
4.25%, 8/15/15
(U.S. Treasury Note)	USD	16,000	16,849
Total U.S. Treasury Obligations
(Cost $954,442)			993,596

See Notes to Financial Statements

5

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

Foreign Government Agency Securities (13.39%)
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Belgium Kingdom, 5.50%, 9/28/17	EUR	56,000	94,990
Bonos Y Oblig Del Estado
(Spanish Government Bond),
5.50%, 7/30/17	EUR	62,000	105,185
Bundesobligation
(German Government Bond),
4.00%, 4/13/12	EUR	183,000	286,603
Buoni Poliennali Del Tesoro
(Italian Government Bond),
5.25%, 8/01/17	EUR	158,000	261,403
Japan Government Bond,
1.50%, 6/20/12	JPY	70,600,000	690,268
Netherlands Government Bond,
4.00%, 7/15/16	EUR	62,000	95,462
United Kingdom Treasury Bond,
4.00%, 9/07/16	GBP	80,000	152,799
Total Foreign Government
Agency Securities
(Cost $1,477,498)			1,686,710

Preferred Stocks (0.02%)

Communications			173
Consumer, Cyclical			1,342
Consumer, Non-cyclical			460
Financial			355
Healthcare			416
Utilities			375
Total Preferred Stocks
(Cost $3,258)			3,121

Rights and Options (0.05%)

Consumer, Cyclical			354
Consumer, Non-cyclical			1,927
Energy			27
Financial			478
Utilities			3,057
Total Rights and Options
(Cost $5,550)			5,843

Money Market (4.06%)

American Beacon
Money Market Fund		46,196	46,196
Dreyfus Cash Management		232,555	232,555
Dreyfus Cash Management Plus		232,572	232,572
Total Money Market
(Cost $511,323)			511,323

Investment Companies (5.07%)

Security Description	Shares		Value ($)
BLDRS Emerging Markets 50 ADR		2,483	134,622
iShares MSCI Emerging Markets		2,602	381,609
Vanguard Emerging Markets ETF		1,198	122,364
Total Investment Companies
(Cost $564,645)			638,595

Total Investments
(Cost $12,276,545) (b) — 99.12%			12,487,288
Other assets in excess of liabilities — 0.88%			111,330

NET ASSETS — 100.00%			$12,598,618

(a)	Non-income producing security.
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

6

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

Common Stocks (51.81%)
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Basic Materials (3.08%)
Weyerhaeuser Co.		70	4,472
Other Basic Materials			1,060,305
			1,064,777

Communications (4.67%)
AT&T, Inc.		2,283	88,375
Cisco Systems, Inc.		3,453	88,535
Google, Inc. (a)		130	74,658
Other Communications			1,364,635
			1,616,203

Consumer, Cyclical (5.54%)
Target Corp.		447	23,749
Other Consumer, Cyclical			1,890,322
			1,914,071

Consumer, Non-cyclical (4.88%)
Anheuser-Busch Co., Inc.		236	11,611
ConAgra Foods, Inc.		134	3,157
Kimberly-Clark Corp.		153	9,790
Procter & Gamble Co.		1,759	117,941
Other Consumer, Non-cyclical			1,543,882
			1,686,381

Energy (5.27%)
Chevron Corp.		798	76,728
Exxon Mobil Corp.		2,081	193,679
Other Energy			1,551,602
			1,822,009

Financial (10.21%)
Citigroup, Inc.		1,961	49,555
Fannie Mae		320	9,056
Freddie Mac		102	2,541
Morgan Stanley		377	18,322
Prudential Financial, Inc.		155	11,735
Wachovia Corp.		686	19,997
Other Financial			3,419,755
			3,530,961

Healthcare (3.94%)
Abbott Laboratories		561	29,593
Wyeth		522	23,213
Other Healthcare			1,310,423
			1,363,229

Holding Companies (0.13%)		12,796	46,185

Industrial (6.87%)
Boeing Co.		386	32,756
General Electric Co.		3,857	126,124
Norfolk Southern Corp.		136	8,103
Other Industrial			2,208,714
			2,375,697

Technology (4.56%)
Apple, Inc.		505	87,845
Microsoft Corp.		4,732	134,957
Other Technology			1,350,342
			1,573,144

Utilities (2.66%)		41,417	919,893

Total Common Stocks
(Cost $18,438,704)			17,912,550

Corporate Bonds (8.68%)

Basic Materials (0.24%)
Weyerhaeuser Co.,
6.95%, 8/01/17	USD	82,000	83,921

Communications (0.24%)
Sprint Capital Corp.,
8.38%, 3/15/12	USD	86,000	81,915

Consumer Goods (1.63%)
Anheuser-Busch Companies, Inc.,
5.05%, 10/15/16	USD	82,000	80,835
Coca-Cola Enterprises,
8.50%, 2/01/22	USD	82,000	100,901
Conagra Foods, Inc.,
6.75%, 9/15/11	USD	82,000	87,032
Kimberly-Clark Corp.,
5.00%, 8/15/13	USD	55,000	56,089
KOHLS Corp., 6.00%, 1/15/33	USD	78,000	64,246
Macys Retail Hldgs, Inc.,
5.75%, 7/15/14	USD	82,000	74,276
Procter & Gamble Co.,
4.95%, 8/15/14	USD	53,000	55,224
Target Corp., 5.88%, 3/01/12	USD	44,000	45,925
			564,527

Energy (0.25%)
Kinder Morgan Energy Partners LP,
7.75%, 3/15/32	USD	82,000	87,779

Financial (3.91%)
Allstate Corp., 7.20%, 12/01/09	USD	44,000	46,026
American General Finance,
5.38%, 10/01/12	USD	151,000	146,478
Berkley (WR) Corporation,
6.15%, 8/15/19	USD	55,000	53,075
Citigroup, Inc., 6.63%, 1/15/28	USD	33,000	32,490
Comerica Bank, 5.20%, 8/22/17	USD	160,000	143,268
Conocophillips Canada,
5.63%, 10/15/16	USD	156,000	162,535
John Hancock Glob Fdg II,
7.90%, 7/02/10 (b)	USD	83,000	90,869
JPMC Capital XVIII,
6.95%, 8/17/36	USD	115,000	109,786
Lehman Brothers Holdings, Inc.,
6.63%, 1/18/12	USD	55,000	55,909
Merrill Lynch & Co., Inc.,
6.05%, 5/16/16	USD	45,000	43,178
Morgan Stanley, 6.75%, 4/15/11	USD	109,000	113,163
Prudential Financial, Inc.,
5.10%, 9/20/14	USD	165,000	162,748

See Notes to Financial Statements

7

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

Corporate Bonds, continued
	Principal
Security Description	(Currency Noted)		Value ($)
Financials, continued
U.S. Bank NA, 6.38%, 8/01/11	USD	55,000	58,418
Wachovia Bank NA,
7.80%, 8/18/10	USD	87,000	92,176
Wells Fargo & Co.,
4.63%, 8/09/10	USD	37,000	37,574
			1,347,693

Healthcare (0.44%)
Wyeth, 5.50%, 2/01/14	USD	54,000	55,454
Other Healthcare			98,194
			153,647

Industrial (0.95%)
Boeing Co., 6.13%, 2/15/33	USD	43,000	44,995
Burlington Northern Santa Fe,
7.00%, 12/15/25	USD	82,000	86,343
Norfolk Southern Corp.,
6.20%, 4/15/09	USD	192,000	196,077
			327,415

Utilities (1.02%)
Duke Energy Carolinas LLC, 6.25%,
1/15/12	USD	44,000	46,453
Exelon Corporation,
4.90%, 6/15/15	USD	82,000	76,786
Florida Power & Light Co.,
5.95%, 10/01/33	USD	150,000	152,141
Southern Power Co.,
4.88%, 7/15/15	USD	82,000	78,461
			353,841
Total Corporate Bonds
(Cost $3,056,822)			3,000,739

U.S. Government Agency Pass-Through Securities (9.00%)

6.00%, 6/01/17, Pool #555004
(Fannie Mae)	USD	4,312	4,459
5.50%, 8/01/17, Pool #826283
(Fannie Mae)	USD	37,419	38,337
6.00%, 1/01/18, Pool #677483
(Fannie Mae)	USD	55,973	57,687
5.00%, 5/01/18, Pool #703444
(Fannie Mae)	USD	49,575	49,878
4.50%, 1/01/19, Pool #735057
(Fannie Mae)	USD	67,903	67,555
5.00%, 1/01/19, Pool #255077
(Fannie Mae)	USD	220,666	222,981
5.00%, 12/01/19, Pool #745369
(Fannie Mae)	USD	42,023	42,464
5.50%, 3/01/20, Pool #735405
(Fannie Mae)	USD	51,925	52,923
5.00%, 6/01/20, Pool #839333
(Fannie Mae)	USD	80,031	80,520
4.50%, 9/01/20, Pool #839289
(Fannie Mae)	USD	70,019	69,375
5.50%, 12/01/20, Pool #850811
(Fannie Mae)	USD	207,696	211,691
5.00%, 12/01/26, Pool #256570
(Fannie Mae)	USD	78,779	78,317
6.00%, 10/01/32, Pool #667994
(Fannie Mae)	USD	161,021	165,607
5.50%, 6/01/33, Pool #702459
(Fannie Mae)	USD	142,026	142,939
5.50%, 9/01/33, Pool #254869
(Fannie Mae)	USD	117,750	118,802
6.00%, 9/01/33, Pool #736937
(Fannie Mae)	USD	64,544	66,040
5.50%, 4/01/34, Pool #725424
(Fannie Mae)	USD	95,252	95,865
7.00%, 4/01/34, Pool #780703
(Fannie Mae)	USD	87,933	93,036
5.00%, 5/01/34, Pool #768230
(Fannie Mae)	USD	109,196	107,358
6.00%, 8/01/34, Pool #725690
(Fannie Mae)	USD	56,828	58,145
6.50%, 9/01/34, Pool #783390
(Fannie Mae)	USD	72,316	74,895
6.00%, 4/01/35, Pool #735503
(Fannie Mae)	USD	60,576	62,226
4.34%, 10/01/35, Pool #836206
(Fannie Mae)	USD	124,003	124,652
6.50%, 4/01/36, Pool #851187
(Fannie Mae)	USD	44,447	46,032
4.00%, 6/01/18, Pool #E01401
(Freddie Mac)	USD	113,192	109,749
5.00%, 8/01/33, Pool #A12886
(Freddie Mac)	USD	138,026	136,110
5.50%, 8/01/33, Pool #A11851
(Freddie Mac)	USD	144,054	145,476
6.50%, 12/01/33, Pool #A16523
(Freddie Mac)	USD	29,501	30,714
6.00%, 7/01/34, Pool #A24370
(Freddie Mac)	USD	119,384	122,540
5.50%, 10/01/34, Pool #A27526
(Freddie Mac)	USD	133,085	134,610
5.50%, 11/01/35, Pool #A47728
(Freddie Mac)	USD	144,624	145,803
5.50%, 4/15/33, Pool #603566
(GNMA)	USD	53,907	54,775
5.50%, 4/15/34, Pool #626116
(GNMA)	USD	37,727	38,319
6.00%, 9/20/34, Pool #3611
(GNMA)	USD	58,991	60,708
Total U.S. Government Agency
Pass-Through Securities
(Cost $3,039,196)			3,110,588

U.S. Government Agency Securities (3.66%)

4.50%, 10/15/08 (Fannie Mae)	USD	170,000	171,649
6.63%, 9/15/09 (Fannie Mae)	USD	165,000	173,281
4.63%, 11/21/08
(Federal Home Loan Bank)	USD	170,000	171,917
4.75%, 1/18/11 (Freddie Mac)	USD	120,000	125,224
4.75%, 1/19/16 (Freddie Mac)	USD	480,000	499,475
6.25%, 7/15/32 (Freddie Mac)	USD	105,000	124,455
Total U.S. Government Agency
Securities (Cost $1,219,089)			1,266,001

U.S. Treasury Obligations (4.95%)

5.25%, 11/15/28
(U.S. Treasury Bond)	USD	404,000	443,074
4.00%, 6/15/09
(U.S. Treasury Note)	USD	164,000	167,690
4.00%, 4/15/10
(U.S. Treasury Note)	USD	271,000	280,167

See Notes to Financial Statements

8

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

U.S. Treasury Obligations, continued
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
5.00%, 2/15/11
(U.S. Treasury Note)	USD	232,000	248,349
4.88%, 2/15/12
(U.S. Treasury Note)	USD	206,000	221,836
4.25%, 8/15/15
(U.S. Treasury Note)	USD	331,000	348,559
Total U.S. Treasury Obligations
(Cost $1,631,608)			1,709,675

Foreign Government Agency Securities (10.53%)

Belgium Kingdom,
5.50%, 9/28/17	EUR	99,000	167,928
Bonos Y Oblig Del Estado
(Spanish Government Bond),
5.50%, 7/30/17	EUR	110,000	186,618
Bundesobligation
(German Government Bond),
4.00%, 4/13/12	EUR	325,000	508,995
Buoni Poliennali Del Tesoro
(Italian Government Bond),
5.25%, 8/01/17	EUR	281,000	464,900
France O.A.T.
(French Government Bond),
3.75%, 4/25/17	EUR	268,000	403,053
Japan Government Bond,
1.50%, 6/20/12	JPY	150,500,000	1,471,464
Netherlands Government
Bond, 4.00%, 7/15/16	EUR	110,000	169,368
United Kingdom Treasury Bond,
4.00%, 9/07/16	GBP	141,000	269,308
Total Foreign Government
Agency Securities
(Cost $3,187,355)			3,641,634

Preferred Stocks (0.04%)

Communications			533
Consumer, Cyclical			7,900
Consumer, Non-cyclical			1,498
Financial			1,140
Healthcare			1,331
Utilities			1,218
Total Preferred Stocks
(Cost $13,989)			13,620

Rights and Options (0.05%)

Consumer, Non-cyclical			6,249
Energy			88
Financial			1,541
Utilities			9,935
Total Rights and Options
(Cost $16,811)			17,813

Money Market (4.27%)
Security Description	Shares		Value ($)
American Beacon
Money Market Fund		798,931	798,931
Dreyfus Cash Management		264,488	264,488
Dreyfus Cash Management Plus		414,536	414,536
Total Money Market
(Cost $1,477,955)			1,477,955

Investment Companies (6.25%)

BLDRS Emerging Markets 50 ADR		8,256	447,637
iShares MSCI Emerging Markets		8,896	1,304,687
Vanguard Emerging Markets ETF		4,010	409,581
Total Investment Companies
(Cost $1,911,543)			2,161,905

Total Investments
(Cost $33,993,072) (b) — 99.24%			34,312,480
Other assets in excess of liabilities — 0.76%			260,225

NET ASSETS — 100.00%			$34,572,705

(a)	Non-income producing security.
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

9

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

Common Stocks (67.87%)
Security Description	Shares		Value ($)
Basic Materials (3.98%)
BHP Billiton PLC		367	13,132
Other Basic Materials			938,331
			951,463

Communications (6.07%)
AT&T, Inc.		2,195	84,968
Cisco Systems, Inc.		3,099	79,458
Comcast Corp. - A Shares		1,023	21,023
Comcast Corp. - SPL		460	9,310
Google, Inc. (a)		123	70,638
Other Communications			1,187,925
			1,453,322

Consumer, Cyclical (7.24%)
Wal-Mart Stores, Inc.		899	52,124
Toyota Motor Corp.		1,196	60,614
Other Consumer, Cyclical			1,619,553
			1,732,291

Consumer, Non-cyclical (6.62%)
Coca-Cola Co.		774	45,565
PepsiCo, Inc.		840	57,565
Philip Morris International, Inc.		1,438	73,381
Procter & Gamble Co.		1,600	107,280
Other Consumer, Non-cyclical			1,300,127
			1,583,918

Energy (6.98%)
BP PLC		3,597	43,689
Chevron Corp.		754	72,497
ConocoPhillips Co.		527	45,401
Exxon Mobil Corp.		1,955	181,952
Schlumberger Ltd.		619	62,240
Other Energy			1,263,724
			1,669,503

Financial (13.55%)
Bank of America Corp.		1,635	61,378
Citigroup, Inc.		1,973	49,858
Fannie Mae		372	10,528
Freddie Mac		76	1,893
JPMorgan Chase & Co.		1,232	58,705
Mitsubishi UFJ Financial Group		4,763	52,401
Morgan Stanley		374	18,176
Prudential Financial, Inc.		151	11,432
Wachovia Corp.		747	21,775
Wells Fargo & Co.		1,165	34,659
Other Financial			2,921,721
			3,242,526

Healthcare (4.87%)
Abbott Laboratories		564	29,751
Johnson & Johnson		1,029	69,036
Pfizer, Inc.		2,485	49,973
Wyeth		491	21,835
Other Healthcare			995,039
			1,165,634
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Holding Companies (0.17%)		11,217	41,570

Industrial (8.98%)
Boeing Co.		362	30,719
General Electric Co.		3,628	118,636
Norfolk Southern Corp.		114	6,792
Other Industrial			1,993,320
			2,149,467

Technology (6.02%)
Apple, Inc.		455	79,147
Hewlett-Packard Co.		1,340	62,109
Intel Corp.		3,026	67,359
IBM Corp.		497	59,988
Microsoft Corp.		4,335	123,634
Other Technology			1,048,062
			1,440,299

Utilities (3.39%)			809,936

Total Common Stocks
(Cost $16,668,914)			16,239,929

Corporate Bonds (3.56%)

Basic Materials (0.12%)
Eastman Chemical Co.,
7.60%, 2/01/27	USD	15,000	15,469
Weyerhaeuser Co.,
6.95%, 8/01/17	USD	12,000	12,281
			27,750

Communications (0.34%)
Comcast Corp., 6.50%, 11/15/35	USD	20,000	19,971
Sprint Capital Corp.,
8.38%, 3/15/12	USD	24,000	22,860
Verizon Communications, Inc.,
7.25%, 12/01/10	USD	35,000	37,440
			80,271

Consumer Goods (0.47%)
Anheuser-Busch Companies, Inc.,
5.05%, 10/15/16	USD	12,000	11,830
Coca-Cola Enterprises,
8.50%, 2/01/22	USD	12,000	14,766
Conagra Foods, Inc.,
6.75%, 9/15/11	USD	12,000	12,736
Kimberly-Clark Corp.,
5.00%, 8/15/13	USD	10,000	10,198
KOHLS Corp., 6.00%, 1/15/33	USD	28,000	23,063
Macys Retail Hldgs, Inc.,
5.75%, 7/15/14	USD	12,000	10,870
Procter & Gamble Co.,
4.95%, 8/15/14	USD	15,000	15,629
Target Corp., 5.88%, 3/01/12	USD	12,000	12,524
			111,616

Energy (0.05%)
Kinder Morgan Energy Partners LP,
7.75%, 3/15/32	USD	12,000	12,846

See Notes to Financial Statements

10

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

Corporate Bonds, continued
	Principal
Security Description	(Currency Noted)		Value ($)
Financial (1.21%)
Allstate Corp., 7.20%, 12/01/09	USD	12,000	12,553
American General Finance,
5.38%, 10/01/12	USD	41,000	39,772
Citigroup, Inc., 6.63%, 1/15/28	USD	21,000	20,675
Conocophillips Canada,
5.63%, 10/15/16	USD	32,000	33,341
John Hancock Glob Fdg II,
7.90%, 7/02/10 (b)	USD	12,000	13,138
JPMC Capital XVIII,
6.95%, 8/17/36	USD	10,000	9,547
Lehman Brothers Holdings, Inc.,
6.63%, 1/18/12	USD	15,000	15,248
Morgan Stanley, 6.75%, 4/15/11	USD	29,000	30,108
National Rural Utilities,
7.25%, 3/01/12	USD	15,000	16,111
Prudential Financial, Inc.,
5.10%, 9/20/14	USD	35,000	34,522
U.S. Bank NA, 6.38%, 8/01/11	USD	15,000	15,932
Wachovia Bank NA,
7.80%, 8/18/10	USD	23,000	24,368
Wells Fargo & Co.,
4.63%, 8/09/10	USD	26,000	26,403
	USD	286,000	291,718

Healthcare (0.26%)
Abbott Laboratories,
5.60%, 11/30/17	USD	45,000	46,513
Wyeth, 5.50%, 2/01/14	USD	15,000	15,404
	USD	60,000	61,917

Industrial (0.83%)
Boeing Co., 6.13%, 2/15/33	USD	12,000	12,557
Burlington Northern Santa Fe,
7.00%, 12/15/25	USD	12,000	12,635
General Electric Co.,
5.00%, 2/01/13	USD	52,000	53,046
Norfolk Southern Corp.,
6.20%, 4/15/09	USD	118,000	120,506
	USD	194,000	198,744

Utilities (0.28%)
Duke Energy Carolinas LLC,
6.25%, 1/15/12	USD	12,000	12,669
Exelon Corporation,
4.90%, 6/15/15	USD	12,000	11,237
Florida Power & Light Co.,
5.95%, 10/01/33	USD	30,000	30,428
Southern Power Co.,
4.88%, 7/15/15	USD	12,000	11,482
	USD	66,000	65,816

Total Corporate Bonds
(Cost $855,832)			850,678

U.S. Government Agency Pass-Through Securities (3.65%)

6.00%, 6/01/17, Pool #555004
(Fannie Mae)	USD	17,187	17,772
5.50%, 8/01/17, Pool #826283
(Fannie Mae)	USD	7,361	7,542
5.00%, 5/01/18, Pool #703444
(Fannie Mae)	USD	22,118	22,253

	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
4.50%, 1/01/19, Pool #735057
(Fannie Mae)	USD	13,358	13,289
5.00%, 1/01/19, Pool #255077
(Fannie Mae)	USD	19,196	19,397
5.00%, 12/01/19, Pool #745369
(Fannie Mae)	USD	8,267	8,354
5.50%, 3/01/20, Pool #735405
(Fannie Mae)	USD	28,276	28,820
5.00%, 6/01/20, Pool #839333
(Fannie Mae)	USD	27,868	28,038
4.50%, 9/01/20, Pool #839289
(Fannie Mae)	USD	13,774	13,648
5.50%, 12/01/20, Pool #850811
(Fannie Mae)	USD	87,442	89,124
5.00%, 12/01/26, Pool #256570
(Fannie Mae)	USD	38,495	38,269
6.00%, 10/01/32, Pool #667994
(Fannie Mae)	USD	31,676	32,578
5.00%, 8/01/33, Pool #713679
(Fannie Mae)	USD	41,265	40,570
5.50%, 9/01/33, Pool #254869
(Fannie Mae)	USD	58,875	59,401
6.00%, 9/01/33, Pool #736937
(Fannie Mae)	USD	12,909	13,208
5.50%, 4/01/34, Pool #725424
(Fannie Mae)	USD	26,194	26,363
7.00%, 4/01/34, Pool #780703
(Fannie Mae)	USD	17,298	18,302
5.00%, 5/01/34, Pool #768230
(Fannie Mae)	USD	21,839	21,472
6.50%, 9/01/34, Pool #783390
(Fannie Mae)	USD	20,270	20,993
6.00%, 4/01/35, Pool #735503
(Fannie Mae)	USD	11,917	12,241
4.34%, 10/01/35, Pool #836206
(Fannie Mae)	USD	26,304	26,442
6.50%, 4/01/36, Pool #851187
(Fannie Mae)	USD	62,225	64,445
4.00%, 6/01/18, Pool #E01401
(Freddie Mac)	USD	22,267	21,590
4.50%, 1/01/19, Pool #B11878
(Freddie Mac)	USD	33,868	33,645
5.00%, 8/01/33, Pool #A12886
(Freddie Mac)	USD	20,199	19,919
5.50%, 8/01/33, Pool #A11851
(Freddie Mac)	USD	28,811	29,095
6.50%, 12/01/33, Pool #A16523
(Freddie Mac)	USD	14,282	14,869
6.00%, 7/01/34, Pool #A24370
(Freddie Mac)	USD	25,443	26,115
5.50%, 10/01/34, Pool #A27526
(Freddie Mac)	USD	26,617	26,922
5.50%, 11/01/35, Pool #A47728
(Freddie Mac)	USD	47,525	47,912
5.50%, 4/15/33, Pool #603566
(GNMA)	USD	10,605	10,775
5.50%, 4/15/34, Pool #626116
(GNMA)	USD	7,422	7,538
6.00%, 9/20/34, Pool #3611
(GNMA)	USD	12,572	12,938
Total U.S. Government Agency
Pass-Through Securities (Cost
$853,944)			873,839

See Notes to Financial Statements

11

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

U.S. Government Agency Securities (1.82%)
	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
4.50%, 10/15/08 (Fannie Mae)	USD	35,000	35,339
6.63%, 9/15/09 (Fannie Mae)	USD	35,000	36,756
4.63%, 11/21/08
(Federal Home Loan Bank)	USD	10,000	10,113
4.63%, 12/19/08 (Freddie Mac)	USD	145,000	146,838
4.75%, 1/18/11 (Freddie Mac)	USD	25,000	26,088
4.75%, 1/19/16 (Freddie Mac)	USD	62,000	64,515
6.25%, 7/15/32 (Freddie Mac)	USD	99,000	117,344
Total U.S. Government Agency
Securities (Cost $425,077)			436,993

U.S. Treasury Obligations (1.83%)

5.25%, 11/15/28
(U.S. Treasury Bond)	USD	101,000	110,769
4.00%, 6/15/09
(U.S. Treasury Note)	USD	78,000	79,755
4.00%, 4/15/10
(U.S. Treasury Note)	USD	69,000	71,334
5.00%, 2/15/11
(U.S. Treasury Note)	USD	50,000	53,523
4.88%, 2/15/12
(U.S. Treasury Note)	USD	57,000	61,382
4.00%, 2/15/15
(U.S. Treasury Note)	USD	13,000	13,526
4.25%, 8/15/15
(U.S. Treasury Note)	USD	45,000	47,387
Total U.S. Treasury Obligations
(Cost $415,162)			437,676

Foreign Government Agency Securities (4.21%)

Belgium Kingdom,
5.50%, 9/28/17	EUR	27,000	45,799
Bonos Y Oblig Del Estado
(Spanish Government Bond),
5.50%, 7/30/17	EUR	29,000	49,199
Bundesobligation
(German Government Bond),
4.00%, 4/13/12	EUR	85,000	133,122
Buoni Poliennali Del Tesoro
(Italian Government Bond),
5.25%, 8/01/17	EUR	74,000	122,429
France O.A.T.
(French Government Bond),
3.75%, 4/25/17	EUR	70,000	105,275
Japan Government Bond,
1.50%, 6/20/12	JPY	44,500,000	435,084
Netherlands Government Bond,
4.00%, 7/15/16	EUR	29,000	44,652
United Kingdom Treasury Bond,
4.00%, 9/07/16	GBP	38,000	72,580
Total Foreign Government
Agency Securities
(Cost $885,555)			1,008,140

Preferred Stocks (0.04%)

Communications			470
Consumer, Cyclical			5,418
Consumer, Non-cyclical			1,305
Financial			1,000
Healthcare			1,164
Utilities			1,031
Total Preferred Stocks
(Cost $10,770)			10,388

Rights and Options (0.07%)

Consumer, Non-cyclical			5,490
Energy			75
Financial			1,349
Technology			—
Utilities			8,700
Total Rights and Options
(Cost $14,736)			15,614

Money Market (8.22%)

American Beacon
Money Market Fund		1,713,831	1,713,831
Dreyfus Cash Management		97,016	97,016
Dreyfus Cash Management Plus		155,595	155,595
Total Money Market
(Cost $1,966,442)			1,966,442

Investment Companies (8.06%)

BLDRS Emerging Markets 50 ADR		7,018	380,517
iShares MSCI Emerging Markets		8,167	1,197,772
Vanguard Emerging Markets ETF		3,413	348,604
Total Investment Companies
(Cost $1,701,134)			1,926,893

Total Investments
(Cost $23,797,566) (b) — 99.33%			23,766,592
Other assets in excess of liabilities — 0.67%			160,006

NET ASSETS — 100.00%			$23,926,598

(a)	Non-income producing security.
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

12

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

Common Stocks (75.65%)
Security Description	Shares		Value ($)
Basic Materials (4.54%)
Anglo American PLC		677	43,994
BHP Billiton PLC		440	15,744
United States Steel Corp.		309	47,571
Other Basic Materials			1,004,837
			1,112,146

Communications (6.87%)
AT&T, Inc.		2,381	92,169
Cisco Systems, Inc.		3,587	91,971
Comcast Corp. - A Shares		1,198	24,619
Comcast Corp. - SPL		572	11,577
Google, Inc. (a)		140	80,401
Qualcomm, Inc.		1,005	43,406
Verizon Communications, Inc.		1,101	42,366
Other Communications			1,296,156
			1,682,665

Consumer, Cyclical (8.00%)
Wal-Mart Stores, Inc.		931	53,979
Toyota Motor Corp.			72,676
Other Consumer, Cyclical			1,831,128
			1,957,783

Consumer, Non-cyclical (7.18%)
Coca-Cola Co.		815	47,979
PepsiCo, Inc.		956	65,515
Philip Morris International, Inc.		1,262	64,400
Procter & Gamble Co.		1,829	122,634
Other Consumer, Non-cyclical			1,458,792
			1,759,320

Energy (7.57%)
BP PLC		4,311	52,361
Chevron Corp.		818	78,651
ConocoPhillips Co.		568	48,933
Exxon Mobil Corp.		2,128	198,053
Schlumberger Ltd.		724	72,798
Other Energy			1,401,868
			1,852,664

Financial (15.08%)
Bank of America Corp.		1,712	64,268
Citigroup, Inc.		1,990	50,287
Fannie Mae		332	9,396
Freddie Mac		113	2,815
HSBC Holdings PLC		2,712	47,442
JPMorgan Chase & Co.		1,315	62,660
Mitsubishi UFJ Financial Group		4,823	53,061
Prudential Financial, Inc.		180	13,628
Wells Fargo & Co.		1,268	37,723
Other Financial			3,351,370
			3,692,650

Healthcare (5.72%)
Abbott Laboratories		565	29,804
Johnson & Johnson		1,108	74,336
Pfizer, Inc.		2,625	52,789
Other Healthcare			1,244,643
			1,401,572

	Shares or
	Principal
Security Description	(Currency Noted)		Value ($)
Holding Companies (0.20%)			49,650

Industrial (10.01%)
Boeing Co.		425	36,066
General Electric Co.		3,927	128,413
Norfolk Southern Corp.		142	8,460
Other Industrial			2,277,206
			2,450,145

Technology (6.61%)
Apple, Inc.		520	90,454
Hewlett-Packard Co.		1,518	70,359
Intel Corp.		3,426	76,263
IBM Corp.		520	62,764
Microsoft Corp.		4,968	141,687
Oracle Corp.		2,234	47,288
Other Technology			1,130,884
			1,619,699

Utilities (3.87%)			946,551

Total Common Stocks
(Cost $19,116,485)			18,524,845

Corporate Bonds (1.37%)

Basic Materials (0.02%)
Weyerhaeuser Co.,
6.95%, 8/01/17	USD	4,000	4,094

Communications (0.15%)
Comcast Corp., 6.50%, 11/15/35	USD	13,000	12,981
Sprint Capital Corp.,
8.38%, 3/15/12	USD	7,000	6,668
Verizon Communications, Inc.,
7.25%, 12/01/10	USD	15,000	16,046
			35,695

Consumer Goods (0.16%)
Anheuser-Busch Companies, Inc.,
5.05%, 10/15/16	USD	4,000	3,943
Coca-Cola Enterprises,
8.50%, 2/01/22	USD	4,000	4,922
Conagra Foods, Inc.,
6.75%, 9/15/11	USD	4,000	4,245
Kimberly-Clark Corp.,
5.00%, 8/15/13	USD	7,000	7,139
KOHLS Corp., 6.00%, 1/15/33	USD	8,000	6,589
Macys Retail Hldgs, Inc.,
5.75%, 7/15/14	USD	4,000	3,623
Procter & Gamble Co.,
4.95%, 8/15/14	USD	5,000	5,210
Target Corp., 5.88%, 3/01/12	USD	4,000	4,175
			39,846

Energy (0.02%)
Kinder Morgan Energy Partners LP,
7.75%, 3/15/32 (Energy)	USD	4,000	4,282

See Notes to Financial Statements

13

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

Corporate Bonds, continued
	Principal
Security Description	(Currency Noted)		Value ($)
Financial (0.50%)
Allstate Corp.,
7.20%, 12/01/09 (Financial)	USD	4,000	4,184
American General Finance,
5.38%, 10/01/12 (Financial)	USD	13,000	12,611
Citigroup, Inc.,
6.63%, 1/15/28 (Financial)	USD	14,000	13,783
Conocophillips Canada,
5.63%, 10/15/16 (Financial)	USD	14,000	14,586
Credit Suisse USA, Inc.,
6.13%, 11/15/11 (Financial)	USD	13,000	13,534
John Hancock Glob Fdg II,
7.90%, 7/02/10 (Financial) (b)	USD	5,000	5,474
JPMC Capital XVIII,
6.95%, 8/17/36 (Financial)	USD	15,000	14,320
Lehman Brothers Holdings, Inc.,
6.63%, 1/18/12 (Financial)	USD	4,000	4,066
Morgan Stanley,
6.75%, 4/15/11 (Financial)	USD	9,000	9,344
National Rural Utilities,
7.25%, 3/01/12 (Financial)	USD	7,000	7,518
Prudential Financial, Inc.,
5.10%, 9/20/14 (Financial)	USD	4,000	3,945
U.S. Bank NA,
6.38%, 8/01/11 (Financial)	USD	4,000	4,249
Wachovia Bank NA,
7.80%, 8/18/10 (Financial)	USD	7,000	7,416
Wells Fargo & Co.,
4.63%, 8/09/10 (Financial)	USD	8,000	8,124
			123,154

Healthcare (0.06%)
Abbott Laboratories,
5.60%, 11/30/17 (Healthcare)	USD	10,000	10,336
Wyeth,
5.50%, 2/01/14 (Healthcare)	USD	5,000	5,135
			15,471

Industrial (0.33%)
Boeing Co.,
6.13%, 2/15/33 (Industrial)	USD	4,000	4,186
Burlington Northern Santa Fe,
7.00%, 12/15/25 (Industrial)	USD	4,000	4,212
General Electric Co.,
5.00%, 2/01/13 (Industrial)	USD	20,000	20,401
Norfolk Southern Corp.,
6.20%, 4/15/09 (Industrial)	USD	42,000	42,892
Union Pacific Corp.,
4.88%, 1/15/15 (Industrial)	USD	9,000	8,690
			80,381

Utilities (0.13%)
Duke Energy Carolinas LLC,
6.25%, 1/15/12 (Utilities)	USD	4,000	4,223
Exelon Corporation, 4.90%,
6/15/15 (Utilities)	USD	4,000	3,746
Florida Power & Light Co., 5.95%,
10/01/33 (Utilities)	USD	20,000	20,285
Southern Power Co., 4.88%,
7/15/15 (Utilities)	USD	4,000	3,827
			32,081
Total Corporate Bonds
(Cost $336,978)			335,004

U.S. Government Agency Pass-Through Securities (1.50%)

6.00%, 6/01/17, Pool #555004
(Fannie Mae)	USD	3,892	4,025
5.50%, 8/01/17, Pool #826283
(Fannie Mae)	USD	2,454	2,514
5.00%, 5/01/18, Pool #703444
(Fannie Mae)	USD	5,720	5,755
4.50%, 1/01/19, Pool #735057
(Fannie Mae)	USD	4,453	4,430
5.00%, 1/01/19, Pool #255077
(Fannie Mae)	USD	7,844	7,926
5.00%, 12/01/19, Pool #745369
(Fannie Mae)	USD	2,756	2,785
5.50%, 3/01/20, Pool #735405
(Fannie Mae)	USD	5,141	5,240
5.00%, 6/01/20, Pool #839333
(Fannie Mae)	USD	11,433	11,503
4.50%, 9/01/20, Pool #839289
(Fannie Mae)	USD	4,591	4,549
5.50%, 12/01/20, Pool #850811
(Fannie Mae)	USD	31,109	31,707
5.00%, 12/01/26, Pool #256570
(Fannie Mae)	USD	16,114	16,019
6.00%, 10/01/32, Pool #667994
(Fannie Mae)	USD	10,559	10,860
5.00%, 8/01/33, Pool #713679
(Fannie Mae)	USD	53,533	52,632
5.50%, 9/01/33, Pool #254869
(Fannie Mae)	USD	35,325	35,641
6.00%, 9/01/33, Pool #736937
(Fannie Mae)	USD	4,034	4,127
5.50%, 4/01/34, Pool #725424
(Fannie Mae)	USD	21,432	21,570
7.00%, 4/01/34, Pool #780703
(Fannie Mae)	USD	5,766	6,101
5.00%, 5/01/34, Pool #768230
(Fannie Mae)	USD	6,825	6,710
6.00%, 4/01/35, Pool #735503
(Fannie Mae)	USD	3,972	4,080
4.34%, 10/01/35, Pool #836206
(Fannie Mae)	USD	10,897	10,954
4.00%, 6/01/18, Pool #E01401
(Freddie Mac)	USD	7,422	7,197
4.50%, 1/01/19, Pool #B11878
(Freddie Mac)	USD	11,289	11,215
5.00%, 8/01/33, Pool #A12886
(Freddie Mac)	USD	6,733	6,640
5.50%, 8/01/33, Pool #A11851
(Freddie Mac)	USD	9,004	9,090
6.50%, 12/01/33, Pool #A16523
(Freddie Mac)	USD	9,131	9,507
6.00%, 7/01/34, Pool #A24370
(Freddie Mac)	USD	7,829	8,036
5.50%, 10/01/34, Pool #A27526
(Freddie Mac)	USD	8,318	8,413
5.50%, 10/01/35, Pool #A39170
(Freddie Mac)	USD	14,400	14,518
5.50%, 11/01/35, Pool #A47728
(Freddie Mac)	USD	14,234	14,350
6.00%, 2/15/32, Pool #569704
(GNMA)	USD	17,426	17,975
5.50%, 4/15/33, Pool #603566
(GNMA)	USD	3,535	3,592
5.50%, 4/15/34, Pool #626116
(GNMA)	USD	2,474	2,513

See Notes to Financial Statements

14

NestEgg Dow Jones Target Date Funds	Condensed Schedule of Portfolio Investments, continued
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

U.S. Government Agency Pass-Through Securities, continued
	Principal
Security Description	(Currency Noted)		Value ($)
6.00%, 9/20/34, Pool #3611
(GNMA)	USD	3,868	3,981
Total U.S. Government Agency
Pass-Through Securities
(Cost $357,943)			366,155

U.S. Government Agency Securities (0.28%)

4.50%, 10/15/08 (Fannie Mae)	USD	10,000	10,097
6.63%, 9/15/09 (Fannie Mae)	USD	10,000	10,502
4.63%, 11/21/08
(Federal Home Loan Bank)	USD	10,000	10,113
4.63%, 12/19/08 (Freddie Mac)	USD	10,000	10,127
4.75%, 1/18/11 (Freddie Mac)	USD	10,000	10,435
4.75%, 1/19/16 (Freddie Mac)	USD	20,000	20,811
Total U.S. Government Agency
Securities (Cost $69,751)			72,085

U.S. Treasury Obligations (1.03%)

6.00%, 2/15/26
(U.S. Treasury Bond)	USD	25,000	29,533
5.25%, 11/15/28
(U.S. Treasury Bond)	USD	28,000	30,708
4.00%, 6/15/09
(U.S. Treasury Note)	USD	86,000	87,935
4.00%, 4/15/10
(U.S. Treasury Note)	USD	34,000	35,150
4.88%, 2/15/12
(U.S. Treasury Note)	USD	16,000	17,230
4.25%, 8/15/15
(U.S. Treasury Note)	USD	50,000	52,652
Total U.S. Treasury Obligations
(Cost $241,573)			253,208

Foreign Government Agency Securities (1.51%)

Belgium Kingdom,
5.50%, 9/28/17	EUR	9,000	15,266
Bonos Y Oblig Del Estado
(Spanish Government Bond),
5.50%, 7/30/17	EUR	11,000	18,662
Bundesobligation
(German Government Bond),
4.00%, 4/13/12	EUR	33,000	51,683
Buoni Poliennali Del Tesoro
(Italian Government Bond),
5.25%, 8/01/17	EUR	28,000	46,325
France O.A.T.
(French Government Bond),
3.75%, 4/25/17	EUR	27,000	40,606
Japan Government Bond,
1.50%, 6/20/12	JPY	15,900,000	155,457
Netherlands Government Bond,
4.00%, 7/15/16	EUR	11,000	16,937
United Kingdom Treasury Bond,
4.00%, 9/07/16	GBP	13,000	24,830
Total Foreign Government
Agency Securities
(Cost $322,765)			369,766

Preferred Stocks (0.06%)
Security Description	Shares		Value ($)
Communications			565
Consumer, Cyclical			8,152
Consumer, Non-cyclical			1,541
Financial			1,199
Healthcare			1,331
Utilities			1,312
Total Preferred Stocks
(Cost $14,488)			14,100

Rights and Options (0.08%)

Consumer, Non-cyclical			6,600
Energy			90
Financial			1,620
Utilities			10,406
Total Rights and Options
(Cost $17,664)			18,716

Money Markets (8.51%)

American Beacon
Money Market Fund		1,658,150	1,658,150
Dreyfus Cash Management		123,319	123,319
Dreyfus Cash Management Plus		304,182	304,182
Total Money Markets
(Cost $2,085,651)			2,085,651

Investment Companies (9.43%)

BLDRS Emerging Markets 50 ADR		8,560	464,123
iShares MSCI Emerging Markets		9,667	1,417,762
Vanguard Emerging Markets ETF		4,171	426,026
Total Investment Companies
(Cost $2,037,028)			2,307,911

Total Investments
(Cost $24,600,326) (b) — 99.42%			24,347,441
Other assets in excess of liabilities — 0.58%			139,621

NET ASSETS — 100.00%			$24,487,062

(a)	Non-income producing security.
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

See Notes to Financial Statements

15

NestEgg Dow Jones Target Date Funds

Statements of Assets and Liabilities
April 30, 2008 (Unaudited)

	NestEgg	NestEgg	NestEgg	NestEgg	NestEgg
	Dow Jones	Dow Jones	Dow Jones	Dow Jones	Dow Jones
	2010 Fund	2015 Fund	2020 Fund	2030 Fund	2040 Fund
Assets:
Investments, at cost	$7,568,062	$12,276,545	$33,993,072	$23,797,566	$24,600,326
Investments, at value	7,712,320	12,487,288	34,312,480	23,766,592	24,347,441
Foreign currency, at value (cost at
$19,372; $47,966; $124,240; $78,367;
and $101,659)	20,303	48,810	125,381	79,706	103,364
Interest and dividends receivable	55,157	74,681	149,206	65,689	47,887
Receivable for capital shares issued	8,057	1,091	219	28,693	4,975
Reclaims receivable	1,027	1,865	3,759	1,661	1,407
Receivable from Investment Adviser	43,934	29,037	71,849	49,358	36,229
Prepaid expenses	1,927	3,552	9,070	5,818	6,093
Total assets	7,842,725	12,646,324	34,671,964	23,997,517	24,547,396
Liabilities:
Dividends payable	$7,342	$—	$—	$—	$—
Accrued expenses and other payables:
Investment advisory	23,789	20,686	71,103	47,988	37,029
Administration	1,164	2,132	5,471	3,673	3,805
Accounting	9,892	10,155	10,589	10,621	10,787
Distribution and Service	79	15	68	114	167
Other	15,486	14,718	12,028	8,163	8,546
Total liabilities	57,752	47,706	99,259	70,559	60,334
Net Assets	$7,784,973	$12,598,618	$34,572,705	$23,926,958	$24,487,062

Composition of Net Assets:
Capital	$7,607,047	$12,124,139	$33,789,462	$23,716,987	$24,414,045
Accumulated net investment income	16,003	158,172	323,284	145,785	120,549
Accumulated net realized gain from
investment transactions	16,370	104,189	138,623	93,891	203,989
Unrealized appreciation	145,553	212,118	321,336	(29,705)	(251,521)
Net Assets	$7,784,973	$12,598,618	$34,572,705	$23,926,958	$24,487,062

Net Assets By Share Class:
Institutional Class Shares	$7,420,341	$12,528,744	$34,258,666	$23,153,774	$23,738,135
Class A Shares	$351,838	50,688	272,789	499,514	720,398
Class C Shares	12,794	19,186	41,250	273,670	28,529
Net Assets	$7,784,973	$12,598,618	$34,572,705	$23,926,958	$24,487,062

Shares Outstanding (unlimited number of shares authorized @ $0.001 par value):
Institutional Class Shares	735,063	1,237,199	3,235,693	2,351,792	2,389,281
Class A Shares	35,069	5,028	25,911	51,206	73,572
Class C Shares	1,275	1,920	3,934	28,257	2,917

Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$10.09	$10.13	$10.59	$9.85	$9.94
Class A Shares	$10.03	$10.08	$10.53	$9.75	$9.79
Class C Shares	$10.03	$9.99	$10.49	$9.69	$9.78

Maximum Sales Charge:
Class A Shares	4.75%	4.75%	4.75%	4.75%	4.75%

Maximum Offering Price (Net Asset Value/100% minus maximum
sale charge of net asset value, adjusted to the nearest cent):
Class A Shares	$10.53	$10.58	$11.05	$10.24	$10.28

See Notes to Financial Statements

16

NestEgg Dow Jones Target Date Funds

Statements of Operations
For the Six Months Ended April 30, 2008 (Unaudited)

		NestEgg	NestEgg	NestEgg	NestEgg	NestEgg
		Dow Jones	Dow Jones	Dow Jones	Dow Jones	Dow Jones
		2010 Fund	2015 Fund	2020 Fund	2030 Fund	2040 Fund
	Investment Income:
	Dividend	$19,940	$61,665	$199,248	$175,695	$221,253
	Interest	114,166	162,622	345,235	113,462	64,836
	Foreign tax withholding	(533)	(3,309)	(8,912)	(6,399)	(7,698)
	Total Investment Income	133,573	220,978	535,571	282,758	278,391
	Expenses:
	Investment advisory	21,174	38,206	101,122	65,658	68,421
	Administration	4,429	7,998	21,163	13,742	14,319
	Distribution - Class A Shares	438	102	381	608	875
	Distribution - Class C Shares	57	80	59	296	21
	Service - Class A Shares	438	102	381	608	875
	Service - Class C Shares	19	27	20	99	21
	Accounting	23,139	23,225	23,509	23,576	23,726
	Custodian	6,106	6,673	8,770	7,588	7,680
	Compliance services	440	888	2,093	1,272	1,336
	Transfer Agent	12,827	15,199	14,003	14,676	14,651
	Trustee	717	1,318	3,132	1,720	1,813
	State registration expenses	14,831	14,150	15,670	14,928	14,902
	Other	10,585	9,264	11,850	10,479	10,693
	Total expenses before fee reductions	95,200	117,232	202,153	155,250	159,333
Expenses reduced by:	Adviser	(78,375)	(88,267)	(107,507)	(77,039)	(71,952)
	Net Expenses	16,825	28,965	94,646	78,211	87,381

	Net Investment Income	116,748	192,013	440,925	204,547	191,010

	Realized and unrealized gains (losses) from
	investments and foreign currency transactions:
	Net realized gain from investment transactions	17,863	113,413	167,132	107,206	218,449
	Net realized gain from foreign currency transactions	12,334	46,557	41,998	19,902	5,322
	Net change in unrealized appreciation/depreciation
	from investments	(84,404)	(549,059)	(1,940,692)	(1,944,455)	(2,573,586)
	Net change in unrealized appreciation/depreciation
	from foreign currency translation	513	(857)	1,821	(2,138)	489
	Net realized and unrealized gains (losses)	(53,694)	(389,946)	(1,729,741)	(1,819,485)	(2,349,326)

	Net Increase (Decrease) in Net Assets Resulting from
	Operations	$63,054	$(197,933)	$(1,288,816)	$(1,614,938)	$(2,158,316)

See Notes to Financial Statements

17

NestEgg Dow Jones Target Date Funds

Statements of Changes in Net Assets

	NestEgg Dow Jones		NestEgg Dow Jones		NestEgg Dow Jones
	2010 Fund		2015 Fund		2020 Fund
	For the Six		For the Six		For the Six
	Months Ended	For the	Months Ended	For the	Months Ended	For the
	April 30,	Year Ended	April 30,	Year Ended	April 30,	Year Ended
	2008	October 31,	2008	October 31,	2008	October 31,
	(Unaudited)	2007	(Unaudited)	2007	(Unaudited)	2007
Investment Operations:
Net investment Income	$116,748	$234,597	$192,013	$439,770	$440,925	$827,384
Net realized gains	30,197	124,000	159,970	450,496	209,130	1,284,533
Net change in unrealized appreciation/depreciation	(83,891)	110,637	(549,916)	400,799	(1,938,871)	1,411,812
Net increase (decrease) in net assets resulting
from operations	63,054	469,234	(197,933)	1,291,065	(1,288,816)	3,523,729
Distributions:
From net investment income:
Institutional Class Shares	(110,643)	(203,144)	(400,550)	(419,432)	(761,434)	(691,073)
Class A Shares	(5,213)	(9,301)	(3,005)	(2,882)	(6,183)	(4,685)
Class C Shares	(188)	(403)	(537)	(631)	(99)	(104)
From net realized gains:
Institutional Class Shares	(134,951)	(197,627)	(489,719)	(913,618)	(1,366,544)	(1,130,591)
Class A Shares	(7,952)	(10,485)	(4,355)	(7,768)	(14,222)	(9,950)
Class C Shares	(453)	(636)	(1,013)	(1,533)	(304)	(252)
Decrease in net assets from distributions	(259,400)	(421,596)	(899,179)	(1,345,864)	(2,148,786)	(1,836,655)
Net increase (decrease) in net assets from capital
transactions	1,331,875	359,066	(409,975)	(931,409)	2,710,028	2,190,167
Total increase (decrease) in net assets	1,135,529	406,704	(1,507,087)	(986,208)	(727,574)	3,877,241

Net Assets:
Beginning of period	6,649,444	6,242,740	14,105,705	15,091,913	35,300,279	31,423,038
End of period	7,784,973	6,649,444	12,598,618	14,105,705	34,572,705	35,300,279
Undistributed net investment income	$16,003	$2,970	$158,172	$323,695	$323,284	$608,077

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$2,062,776	$2,411,482	$2,540,800	$3,581,953	$3,632,962	$10,825,279
Dividends reinvested	245,599	400,703	890,426	—	2,128,008	—
Cost of shares redeemed	(974,468)	(2,497,211)	(3,755,720)	(4,550,863)	(3,042,751)	(8,701,035)
Institutional Class Shares capital transactions	1,333,907	314,974	(324,494)	(968,910)	2,718,219	2,124,244
Class A Shares
Proceeds from shares issued	1,543	27,331	488	123,382	17,837	157,814
Dividends reinvested	13,165	19,786	7,361	—	19,463	—
Cost of shares redeemed	(10,096)	(4,064)	(87,567)	(105,984)	(78,839)	(92,246)
Class A Shares capital transactions	4,612	43,053	(79,718)	17,398	(41,539)	65,568
Class C Shares
Proceeds from shares issued	—	—	—	20,107	32,944	355
Dividends reinvested	641	1,039	1,550	—	404	—
Cost of shares redeemed	(7,285)	—	(7,313)	(4)	—	—
Class C Shares capital transactions	(6,644)	1,039	(5,763)	20,103	33,348	355
Net increase (decrease) in net assets from capital
transactions	$1,331,875	$359,066	$(409,975)	$(931,409)	$2,710,028	$2,190,167

Share Transactions:
Institutional Class Shares
Issued	205,609	235,881	252,073	342,679	343,572	977,409
Reinvested	24,498	39,450	88,776	—	199,813	—
Redeemed	(95,744)	(243,684)	(370,362)	(430,486)	(282,576)	(771,982)
Change in Institutional Class Shares	134,363	31,647	(29,513)	(87,807)	260,809	205,427
Class A Shares
Issued	153	2,692	49	11,747	1,688	14,275
Reinvested	1,320	1,959	736	—	1,834	—
Redeemed	(993)	(399)	(8,770)	(10,382)	(7,705)	(8,313)
Change in Class A Shares	480	4,252	(7,985)	1,365	(4,183)	5,962
Class C Shares
Issued		—	—	1,867	3,245	33
Reinvested	64	103	156	—	38	—
Redeemed	(728)	—	(734)	—	—	—
Change in Class C Shares	(664)	103	(578)	1,867	3,283	33

See Notes to Financial Statements

18

NestEgg Dow Jones Target Date Funds

Statements of Changes in Net Assets, continued

	NestEgg Dow Jones		NestEgg Dow Jones
	2030 Fund		2040 Fund
	For the Six		For the Six
	Months Ended	For the	Months Ended	For the
	April 30,	Year Ended	April 30,	Year Ended
	2008	October 31,	2008	October 31,
	(Unaudited)	2007	(Unaudited)	2007
Investment Operations:
Net investment Income	$204,547	$352,623	$191,010	$280,690
Net realized gains	127,108	1,241,541	223,771	1,467,901
Net change in unrealized appreciation/depreciation	(1,946,593)	1,294,711	(2,573,097)	1,601,505
Net increase (decrease) in net assets resulting
from operations	(1,614,938)	2,888,875	(2,158,316)	3,350,096
Distributions:
From net investment income:
Institutional Class Shares	(317,278)	(261,618)	(248,926)	(191,123)
Class A Shares	(4,902)	(3,264)	(4,452)	(2,974)
Class C Shares	(61)	(39)	—	(11)
From net realized gains:
Institutional Class Shares	(1,266,364)	(2,270,496)	(1,467,243)	(2,546,624)
Class A Shares	(29,570)	(43,187)	(47,941)	(76,748)
Class C Shares	(583)	(774)	(1,128)	(814)
Decrease in net assets from distributions	(1,618,758)	(2,579,378)	(1,769,690)	(2,818,294)
Net increase (decrease) in net assets from capital
transactions	3,942,895	2,575,292	4,227,072	1,585,856
Total increase (decrease) in net assets	709,199	2,884,789	299,066	2,117,658

Net Assets:
Beginning of period	23,217,759	20,332,970	24,187,996	22,070,338
End of period	23,926,958	23,217,759	24,487,062	24,187,996
Undistributed net investment income	$145,785	$243,574	$120,549	$177,593

Capital Transactions:
Institutional Class Shares
Proceeds from shares issued	$4,645,243	$9,244,008	$5,484,042	$8,813,614
Dividends reinvested	1,584,434	—	1,716,355	2,737,747
Cost of shares redeemed	(2,587,625)	(6,800,659)	(3,047,052)	(10,105,891)
Institutional Class Shares capital transactions	3,642,052	2,443,349	4,153,345	1,445,470
Class A Shares
Proceeds from shares issued	38,266	176,064	43,518	129,406
Dividends reinvested	34,634	—	52,520	79,721
Cost of shares redeemed	(23,139)	(47,524)	(34,473)	(79,065)
Class A Shares capital transactions	49,761	128,540	61,565	130,062
Class C Shares
Proceeds from shares issued	302,282	3,413	18,354	9,500
Dividends reinvested	644	—	1,128	824
Cost of shares redeemed	(51,844)	(10)	(7,320)	—
Class C Shares capital transactions	251,082	3,403	12,162	10,324
Net increase in net assets from capital transactions	$3,942,895	$2,575,292	$4,227,072	$1,585,856

Share Transactions:
Institutional Class Shares
Issued	470,130	860,340	547,434	785,977
Reinvested	156,256	—	165,992	256,824
Redeemed	(260,706)	(614,526)	(301,773)	(890,426)
Change in Institutional Class Shares	365,680	245,814	411,653	152,375
Class A Shares
Issued	3,891	16,651	4,436	11,778
Reinvested	3,439	—	5,139	7,571
Redeemed	(2,479)	(4,352)	(3,276)	(7,135)
Change in Class A Shares	4,851	12,299	6,299	12,214
Class C Shares
Issued	32,657	324	1,975	880
Reinvested	64	—	110	78
Redeemed	(5,394)	—	(720)	—
Change in Class C Shares	27,327	324	1,365	958

See Notes to Financial Statements

19

NestEgg Dow Jones Target Date Funds

Financial Highlights
Selected data for a share outstanding throughout the period indicated.

	Per Share data								Ratios/Supplemental Data
		Investment Operations			Distributions Form
												Ratio of
												net
												investment
			Net	Increase					Total			income	Ratio of
	Net Asset	Net	realized and	(Decrease)					Return	Net Assets	Ratio of	(loss) to	expenses to
	Value	investment	unrealized	from	Net	Net		Net Asset	(excludes	at end of	expenses to	average	average net	Portfolio
	Beginning	income	gains	investment	investment	realized	Total	Value, End	sales	period	average net	net	assets	turnover
	of Period	(loss)	(losses)	operations	income	gains	Distributions	of Period	charge)*	(000's)	assets(d)**	assets**	(a)(d)**	rate(b)*
NestEgg Dow Jones 2010 Fund
Institutional Class Shares
For the six months ended
4/30/2008 (Unaudited)	10.44	0.18	(0.13)	0.05	(0.17)	(0.23)	(0.40)	10.09	0.54%	7,420	0.45%	3.67%	2.66%	20%
For the year ended
10/31/2007	10.39	0.34	0.39	0.73	(0.33)	(0.35)	(0.68)	10.44	7.34%	6,270	0.83%	3.34%	2.73%	66%
10/31/2006 (c)	10.33	0.34	0.50	0.84	(0.36)	(0.42)	(0.78)	10.39	8.55%	5,910	0.97%	3.33%	2.32%	191%
10/31/2005	10.51	0.27	0.08	0.35	(0.27)	(0.26)	(0.53)	10.33	3.37%	5,779	1.00%	2.57%	2.47%	33%
10/31/2004	10.16	0.25	0.35	0.60	(0.25)	—	(0.25)	10.51	5.95%	6,075	1.00%	2.38%	2.00%	35%
10/31/2003	9.47	0.26	0.70	0.96	(0.27)	—	(0.27)	10.16	10.32%	6,018	1.00%	2.58%	2.05%	53%
Class A Shares
For the six months ended
4/30/2008 (Unaudited)	10.38	0.16	(0.13)	0.03	(0.15)	(0.23)	(0.38)	10.03	0.37%	352	0.95%	3.22%	3.18%	20%
For the year ended
10/31/2007	10.34	0.29	0.38	0.67	(0.28)	(0.35)	(0.63)	10.38	6.75%	359	1.32%	2.84%	3.24%	66%
10/31/2006 (e)	10.28	0.28	0.50	0.78	(0.30)	(0.42)	(0.72)	10.34	8.00%	314	1.48%	2.82%	2.81%	191%
10/31/2005	10.46	0.21	0.08	0.29	(0.21)	(0.26)	(0.47)	10.28	2.80%	261	1.55%	2.01%	2.97%	33%
10/31/2004	10.12	0.18	0.37	0.55	(0.21)	—	(0.21)	10.46	5.43%	128	1.55%	1.74%	2.51%	35%
10/31/2003 (f)	9.47	0.25	0.64	0.89	(0.24)	—	(0.24)	10.12	9.58%	20	1.55%	1.47%	2.54%	53%
Class C Shares
For the six months ended
4/30/2008 (Unaudited)	10.38	0.13	(0.13)	—	(0.12)	(0.23)	(0.35)	10.03	(0.20%)	13	1.45%	2.81%	3.72%	20%
For the year/period ended
10/31/2007	10.32	0.24	0.38	0.62	(0.21)	(0.35)	(0.56)	10.38	6.24%	20	1.82%	2.35%	3.78%	66%
10/31/2006 (g)	10.18	0.18	0.18	0.36	(0.22)	—	(0.22)	10.32	3.62%	19	1.95%	2.52%	3.34%	191%
NestEgg Dow Jones 2015 Fund
Institutional Class Shares
For the six months ended
4/30/2008 (Unaudited)	11.00	0.21	(0.34)	(0.13)	(0.33)	(0.41)	(0.74)	10.13	(1.14%)	12,529	0.45%	3.75%	1.83%	11%
For the year ended
10/31/2007	11.04	0.31	0.63	0.94	(0.31)	(0.67)	(0.98)	11.00	9.17%	13,937	0.83%	2.74%	1.70%	59%
10/31/2006 (c)	10.45	0.31	0.61	0.92	(0.08)	(0.25)	(0.33)	11.04	9.01%	14,957	0.97%	2.94%	1.64%	140%
10/31/2005	10.25	0.25	0.19	0.44	(0.24)	—	(0.24)	10.45	4.31%	17,159	1.00%	2.35%	1.86%	30%
10/31/2004	9.82	0.22	0.43	0.65	(0.22)	—	(0.22)	10.25	6.66%	18,765	0.94%	2.12%	1.71%	34%
10/31/2003	8.96	0.21	0.88	1.09	(0.23)	—	(0.23)	9.82	12.43%	17,899	1.00%	2.23%	1.82%	48%
Class A Shares
For the six months ended
4/30/2008 (Unaudited)	10.93	0.32	(0.48)	(0.16)	(0.28)	(0.41)	(0.69)	10.08	(1.46%)	51	0.95%	3.16%	2.32%	11%
For the year ended
10/31/2007	10.96	0.26	0.63	0.89	(0.25)	(0.67)	(0.92)	10.93	8.71%	142	1.33%	2.11%	2.22%	59%
10/31/2006 (e)	10.41	0.28	0.59	0.87	(0.07)	(0.25)	(0.32)	10.96	8.51%	128	1.48%	2.44%	2.13%	140%
10/31/2005	10.22	0.19	0.18	0.37	(0.18)	—	(0.18)	10.41	3.64%	142	1.55%	1.79%	2.37%	30%
10/31/2004	9.79	0.15	0.45	0.60	(0.17)	—	(0.17)	10.22	6.16%	123	1.49%	1.56%	2.22%	34%
10/31/2003 (f)	8.96	0.25	0.79	1.04	(0.21)	—	(0.21)	9.79	11.84%	78	1.55%	1.27%	2.24%	48%
Class C Shares
For the six months ended
4/30/2008 (Unaudited)	10.80	0.08	(0.27)	(0.19)	(0.21)	(0.41)	(0.62)	9.99	(3.74%)	19	1.45%	2.76%	2.83%	11%
For the year ended
10/31/2007	10.93	0.11	0.71	0.82	(0.28)	(0.67)	(0.95)	10.80	8.05%	27	1.83%	1.72%	2.71%	59%
10/31/2006 (g)	10.56	0.13	0.24	0.37	—	—	—	10.93	3.50%	7	1.95%	1.97%	2.50%	140%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Prior to March 2, 2006, Institutional Class Shares were named Service Shares.
(d)	Does not include expenses of the investment companies in which the Funds invested.
(e)	Prior to March 2, 2006, Class A Shares were named Premium Shares.
(f)	Class A Shares commenced operations on November 1, 2002.
(g)	Class C Shares commenced operations on March 15, 2006.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year

See Notes to Financial Statements

20

NestEgg Dow Jones Target Date Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

	Per Share data								Ratios/Supplemental Data
		Investment Operations			Distributions Form
												Ratio of
												net
												investment
			Net	Increase					Total			income	Ratio of
	Net Asset	Net	realized and	(Decrease)					Return	Net Assets	Ratio of	(loss) to	expenses to
	Value	investment	unrealized	from	Net	Net		Net Asset	(excludes	at end of	expenses to	average	average net	Portfolio
	Beginning	income	gains	investment	investment	realized	Total	Value, End	sales	period	average net	net	assets	turnover
	of Period	(loss)	(losses)	operations	income	gains	Distributions	of Period	charge)*	(000's)	assets(d)**	assets**	(a)(d)**	rate(b)*
NestEgg Dow Jones 2020 Fund
Institutional Class Shares
For the six months ended
4/30/2008 (Unaudited)	11.75	0.16	(0.59)	(0.43)	(0.26)	(0.47)	(0.73)	10.59	(3.72%)	34,259	0.55%	2.87%	1.19%	10%
For the year ended
10/31/2007	11.25	0.25	0.91	1.16	(0.25)	(0.41)	(0.66)	11.75	10.77%	34,942	0.85%	2.19%	1.24%	66%
10/31/2006 (c)	10.27	0.26	0.79	1.05	(0.07)	—	(0.07)	11.25	10.28%	31,147	0.97%	2.44%	1.40%	161%
10/31/2005	9.88	0.20	0.38	0.58	(0.19)	—	(0.19)	10.27	5.91%	30,078	0.97%	1.93%	1.75%	35%
10/31/2004	9.32	0.16	0.56	0.72	(0.16)	—	(0.16)	9.88	7.75%	29,702	0.90%	1.68%	1.68%	44%
10/31/2003	8.25	0.16	1.10	1.26	(0.19)	—	(0.19)	9.32	15.71%	27,160	1.00%	1.74%	1.77%	67%
Class A Shares
For the six months ended
4/30/2008 (Unaudited)	11.65	0.13	(0.58)	(0.45)	(0.20)	(0.47)	(0.67)	10.53	(3.90%)	273	1.05%	2.38%	1.69%	10%
For the year ended
10/31/2007	11.16	0.18	0.91	1.09	(0.19)	(0.41)	(0.60)	11.65	10.19%	351	1.35%	1.67%	1.74%	66%
10/31/2006 (e)	10.23	0.22	0.77	0.99	(0.06)	—	(0.06)	11.16	9.68%	269	1.48%	1.93%	1.89%	161%
10/31/2005	9.85	0.14	0.39	0.53	(0.15)	—	(0.15)	10.23	5.35%	259	1.53%	1.36%	2.26%	35%
10/31/2004	9.30	0.10	0.57	0.67	(0.12)	—	(0.12)	9.85	7.19%	184	1.44%	1.12%	2.17%	44%
10/31/2003 (f)	8.25	0.20	1.02	1.22	(0.17)	—	(0.17)	9.30	15.12%	81	1.46%	0.78%	2.21%	67%
Class C Shares
For the six months ended
4/30/2008 (Unaudited)	11.59	0.12	(0.60)	(0.48)	(0.15)	(0.47)	(0.62)	10.49	(5.50%)	41	1.53%	2.04%	2.18%	10%
For the year ended
10/31/2007	11.13	0.13	0.91	1.04	(0.17)	(0.41)	(0.58)	11.59	9.68%	8	1.85%	1.18%	2.25%	66%
10/31/2006 (g)	10.78	0.10	0.25	0.35	—	—	—	11.13	3.25%	7	1.95%	1.43%	2.22%	161%
NestEgg Dow Jones 2030 Fund
Institutional Class Shares
For the six months ended
4/30/2008 (Unaudited)	11.42	0.08	(0.86)	(0.78)	(0.16)	(0.63)	(0.79)	9.85	(7.08%)	23,154	0.70%	2.06%	1.40%	8%
For the year ended
10/31/2007	11.46	0.16	1.23	1.39	(0.15)	(1.28)	(1.43)	11.42	13.33%	22,684	0.90%	1.39%	1.44%	72%
10/31/2006 (c)	10.42	0.18	1.01	1.19	(0.07)	(0.08)	(0.15)	11.46	11.51%	19,940	0.97%	1.64%	1.57%	165%
10/31/2005	9.82	0.14	0.60	0.74	(0.14)	—	(0.14)	10.42	7.59%	17,778	1.00%	1.45%	1.90%	43%
10/31/2004	9.14	0.10	0.69	0.79	(0.11)	—	(0.11)	9.82	8.62%	16,547	1.00%	1.06%	1.79%	49%
10/31/2003	7.84	0.10	1.36	1.46	(0.16)	—	(0.16)	9.14	19.02%	14,196	1.00%	1.23%	1.90%	77%
Class A Shares
For the six months ended
4/30/2008 (Unaudited)	11.30	0.08	(0.90)	(0.82)	(0.10)	(0.63)	(0.73)	9.75	(7.46%)	500	1.20%	1.59%	1.91%	8%
For the year ended
10/31/2007	11.35	0.09	1.24	1.33	(0.10)	(1.28)	(1.38)	11.30	12.83%	524	1.38%	0.88%	1.95%	72%
10/31/2006 (e)	10.36	0.12	1.00	1.12	(0.05)	(0.08)	(0.13)	11.35	10.95%	386	1.48%	1.10%	2.05%	165%
10/31/2005	9.78	0.09	0.59	0.68	(0.10)	—	(0.10)	10.36	6.96%	252	1.55%	0.86%	2.42%	43%
10/31/2004	9.11	0.06	0.67	0.73	(0.06)	—	(0.06)	9.78	8.00%	161	1.55%	0.46%	2.29%	49%
10/31/2003	7.84	0.15	1.26	1.41	(0.14)	—	(0.14)	9.11	18.27%	104	1.55%	0.27%	2.36%	77%
Class C Shares
For the six months ended
4/30/2008	11.23	0.08	(0.92)	(0.84)	(0.07)	(0.63)	(0.70)	9.69	(8.32%)	274	1.67%	1.28%	2.36%	8%
For the year ended
10/31/2007	11.31	0.04	1.22	1.26	(0.06)	(1.28)	(1.34)	11.23	12.14%	10	1.87%	0.37%	2.45%	72%
10/31/2006	11.00	0.03	0.28	0.31	—	—	—	11.31	2.82%	7	1.95%	0.42%	2.40%	165%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Prior to March 2, 2006, Institutional Class Shares were named Service Shares.
(d)	Does not include expenses of the investment companies in which the Funds invested.
(e)	Prior to March 2, 2006, Class A Shares were named Premium Shares.
(f)	Class A Shares commenced operations on November 1, 2002.
(g)	Class C Shares commenced operations on March 15, 2006.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.

See Notes to Financial Statements

21

NestEgg Dow Jones Target Date Funds

Financial Highlights, continued
Selected data for a share outstanding throughout the period indicated.

	Per Share data									Ratios/Supplemental Data
		Investment Operations				Distributions Form
													Ratio of
													net
													investment
				Net	Increase					Total			income	Ratio of
	Net Asset	Net		realized and	(Decrease)					Return	Net Assets	Ratio of	(loss) to	expenses to
	Value	investment		unrealized	from	Net	Net		Net Asset	(excludes	at end of	expenses to	average	average net	Portfolio
	Beginning	income		gains	investment	investment	realized	Total	Value, End	sales	period	average net	net	assets	turnover
	of Period	(loss)		(losses)	operations	income	gains	Distributions	of Period	charge)*	(000's)	assets(d)**	assets**	(a)(d)**	rate(b)*
NestEgg Dow Jones 2040 Fund
Institutional Class Shares
For the six months ended
4/30/2008 (Unaudited)	11.83	0.09		(1.13)	(1.04)	(0.12)	(0.73)	(0.85)	9.94	(9.07%)	23,738	0.75%	1.73%	1.38%	12%
For the year ended
10/31/2007	11.74	0.12		1.44	1.56	(0.10)	(1.37)	(1.47)	11.83	14.69%	23,388	0.90%	1.01%	1.40%	70%
10/31/2006 (c)	10.45	0.13		1.22	1.35	(0.06)	—	(0.06)	11.74	12.97%	21,426	0.97%	1.23%	1.54%	164%
10/31/2005	9.67	0.10		0.80	0.90	(0.12)	—	(0.12)	10.45	9.29%	18,156	1.00%	0.98%	1.90%	48%
10/31/2004	8.89	0.05		0.79	0.84	(0.06)	—	(0.06)	9.67	9.51%	15,977	1.00%	0.56%	1.78%	57%
10/31/2003	7.38	0.07		1.57	1.64	(0.13)	—	(0.13)	8.89	22.73%	13,580	1.00%	0.70%	1.90%	91%
Class A Shares
For the six months ended
4/30/2008 (Unaudited)	11.63	0.06		(1.10)	(1.04)	(0.07)	(0.73)	(0.80)	9.79	(9.28%)	720	1.22%	1.21%	1.83%	12%
For the year ended
10/31/2007	11.57	0.06		1.42	1.48	(0.05)	(1.37)	(1.42)	11.63	14.11%	783	1.40%	0.49%	1.91%	70%
10/31/2006 (e)	10.34	0.08		1.20	1.28	(0.05)	—	(0.05)	11.57	12.38%	637	1.48%	0.65%	2.02%	164%
10/31/2005	9.60	0.05		0.78	0.83	(0.09)	—	(0.09)	10.34	8.63%	395	1.55%	0.40%	2.41%	48%
10/31/2004	8.86	0.01		0.78	0.79	(0.05)	—	(0.05)	9.60	8.88%	231	1.55%	0.06%	2.28%	57%
10/31/2003 (f)	7.38	(0.01)	***	1.61	1.60	(0.12)	—	(0.12)	8.86	22.06%	16	1.55%	(0.18%)	2.39%	91%
Class C Shares
For the six months ended
4/30/2008 (Unaudited)	11.57	0.03		(1.09)	(1.06)	—	(0.73)	(0.73)	9.78	(9.43%)	29	1.75%	0.78%	1.87%	12%
For the year ended
10/31/2007	11.54		^	1.42	1.42	(0.02)	(1.37)	(1.39)	11.57	13.49%	18	1.89%	(0.09%)	2.42%	70%
10/31/2006 (g)	11.23		^	0.31	0.31	—	—	—	11.54	2.76%	7	1.95%	(0.01%)	2.35%	164%

(a)	During the period certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.
(b)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(c)	Prior to March 2, 2006, Institutional Class Shares were named Service Shares.
(d)	Does not include expenses of the investment companies in which the Funds invested.
(e)	Prior to March 2, 2006, Class A Shares were named Premium Shares.
(f)	Class A Shares commenced operations on November 1, 2002.
(g)	Class C Shares commenced operations on March 15, 2006.
*	Not annualized for periods less than one year.
**	Annualized for periods less than one year.
***	Net investment income per share calculated using average shares method.
^	Less than $0.005 per share.

See Notes to Financial Statements

22

NestEgg Dow Jones Target Date Funds

Notes to Financial Statements
April 30, 2008
(Unaudited)

1.	Organization:

The American Independence Funds Trust (the “Trust”) was established as a Delaware business trust on October 7, 2004 as Adventus Funds Trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was subsequently renamed on June 10, 2005 as Arrivato Funds Trust. Effective March 2, 2006, the name of the Trust was changed to American Independence Funds Trust in connection with the Trust’s reorganization and merger with the former American Independence Funds Trust, now named the INTRUST Funds Trust.

As of April 30, 2008, the Trust offered eleven (11), series, or mutual funds, each with its own investment objectives and strategies. This report contains the financial statements and financial highlights of the funds listed below (individually, a “Fund”; collectively, the “Funds”). The financial statements for the other funds can be found in a separate report.

NestEgg Dow Jones 2010 Fund
NestEgg Dow Jones 2015 Fund
NestEgg Dow Jones 2020 Fund
NestEgg Dow Jones 2030 Fund
NestEgg Dow Jones 2040 Fund

The Trust is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 each. The Trust offers three classes of shares: Class A, Class C and Institutional Class. Each share class is identical except as to distribution and service fees borne by each class. Income and realized/unrealized gains or losses are allocated to each class based on relative net assets. Each share represents an equal proportionate interest in a Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to that Fund.

Prior to the March 2, 2006 reorganization, each Fund had been established as a “fund of funds”, which means that each Fund invested in other mutual funds, primarily passively-managed index funds.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Investment Valuation

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS are valued at the market value as of the close of regular trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time (“Valuation Time”). If there have been no sales for that day on any exchange or system for a security, the security is valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded or at the NASDAQ official closing price, if applicable. Debt securities held by a Fund generally are valued based on mean prices as of the close of trading on the principal market in which they trade, usually 3:00 p.m. Eastern Time. Short-term debt investments having maturities of 60 days or less are valued at amortized cost, which approximates fair value. Investments in investment companies are valued at their net asset values as reported by such companies. The differences between cost and fair values of such investments are reflected as unrealized appreciation or depreciation.

Most securities listed on a foreign exchange are valued either at the last sale price at the close of the exchange on which the security is principally traded or at fair value (see description below). Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. Dollars, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Securities for which market quotations are not readily available are valued at fair value by American Independence Financial Services LLC (“AIFS” or the “Adviser”) in accordance with guidelines approved by the Trust’s Board of Trustees. The Funds typically value securities using market quotations or information furnished by a pricing service. However, when market quotations are not available, or when the Adviser has reason to believe that available quotations may not be accurate, the Funds may value securities according to methods approved by the Funds’ Board of Trustees and which are intended to reflect fair value. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security. For example, the Funds may use fair value methods if a security’s value is believed to have been materially affected by a significant event, such as natural disaster, a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that occurs after the close of the security’s major trading exchange. In such a case, a Fund’s value for a security is likely to be different from the last quoted market or pricing service price. The factors to be considered in fair valuing a security include: fundamental analytical data, market conditions, yields of similar securities, trade activity of similar securities and pricing history. Securities may be valued by independent pricing services, approved by the Trust’s Board of Trustees, which use prices provided by market makers or estimates of fair value obtained from yield data relating to instruments or securities with similar characteristics.

Continued

23

NestEgg Dow Jones Target Date Funds

2.	Significant Accounting Policies (Continued):

Investment Transactions and Related Income

During the period, security transactions are accounted for no later than one business day after following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or the accretion of discounts. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses are allocated among the classes based upon the proportion of relative net assets. Dividend income and realized gain distributions from underlying funds are recognized on the ex-dividend date.

Expenses

Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective funds based on relative daily net assets or another appropriate basis. Expenses specific to a class are charged to that class.

Distributions to Shareholders

The NestEgg Dow Jones 2010 Fund declares and pays dividends from net investment income monthly. Each of the other NestEgg Dow Jones Target Date Funds declares and pays dividends from net investment income annually. Distributions from net realized capital gains, if any, are distributed at least annually.

Distributions from net investment income and from net realized capital gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are primarily due to differing treatments for mortgage-backed securities, expiring capital loss carryforwards and deferrals of certain losses.

These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassifications. Distributions to shareholders which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes

The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in applicable sections of the Internal Revenue Code of 1986, as amended and to make distributions from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

Recent Accounting Pronouncements

In June 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax return to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.

Adoption of FIN 48 was applied to all open tax years as of October 31, 2007. The adoption of FIN No. 48 did not have an effect on the net asset value, financial condition or results of operations of the Fund as there was no liability for unrecognized tax benefits and no change to the beginning net asset value of the Fund. As of and during the period ended April 30, 2008, the Fund did not have a liability for any unrecognized tax benefits. Management’s determinations regarding FIN 48 may be subject to review and adjustment at a later date based upon factors including, but not limited to, an on-going analysis of tax laws, regulations and interpretations thereof.

In September 2006, the FASB issued Statement on Financial Accounting Standards (SFAS) No. 157, “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 becomes effective for financial statements issued for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years; therefore, it is applicable to the Funds’ financial statements for the upcoming fiscal year beginning November 1, 2008. The changes to current generally accepted accounting principles from the application of SFAS No. 157 relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In February 2007, the FASB issued SFAS No. 159, “The Fair Value Option for Financial Assets and Financial Liabilities – including an amendment of FASB Statement No. 115”. SFAS No. 159 permits an entity to elect fair value as the initial and subsequent measurement attribute for many of assets and liabilities for which the fair value option has been elected and similar assets and liabilities measured using another measurement attribute. SFAS No. 159 becomes effective for financial statements issued for fiscal years beginning after November 15, 2007 and for interim periods within those fiscal years; therefore, it is applicable to the Funds’ financial statements for the upcoming fiscal year beginning November 1, 2008. The Funds do not believe that the adoption of SFAS No. 159 will have a material impact on their financial statements.

In March 2008, the FASB issued SFAS No. 161, “Disclosures about Derivative Instruments and Hedging Activities – an amendment of FASB Statement No. 133”. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosures that enables investors to understand how and why and the entity uses derivatives, how derivatives are accounted for, and how derivatives affect an entity’s financial position and results of operations. SFAS No. 161 becomes effective for financial statements issued for fiscal years beginning after November 15, 2008 and for interim periods within those fiscal years. Therefore, the Funds are required to adopt SFAS No. 161 for financial statements for the fiscal year beginning November 1, 2009. The Funds are currently assessing the impact that the adoption of SFAS No. 161 will have on their financial statements. The Funds will also consider an early adoption of SFAS No. 161 as permitted by that Statement.

Continued

24

NestEgg Dow Jones Target Date Funds

3.	Related Party Transactions:

AIFS serves as the investment adviser to the Funds pursuant to an investment advisory agreement between the Trust and AIFS under which the Adviser is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.60% of each Fund’s average daily net assets. The Adviser is responsible for the investment management oversight in its role as investment adviser to all of the Funds.

AIFS has contractually agreed to waive a portion of its management fee and reimburse expenses in order to maintain the Funds’ total operating expenses at not more than the following percentages of average annual net assets through March 1, 2009:

	Institutional Class	Class A	Class C
NestEgg Dow Jones 2010 Fund	0.45%	0.95%	1.45%
NestEgg Dow Jones 2015 Fund	0.45%	0.95%	1.45%
NestEgg Dow Jones 2020 Fund	0.55%	1.05%	1.55%
NestEgg Dow Jones 2030 Fund	0.70%	1.20%	1.70%
NestEgg Dow Jones 2040 Fund	0.75%	1.25%	1.75%

AIFS also provides certain administrative services necessary for the Funds’ operations. Subsequent to March 2, 2006, the fees for the services provided under such agreement were calculated based on each Fund’s average daily net assets at an annual rate of 0.125%.

AIFS has entered into an agreement with Vastardis Fund Services LLC (“Vastardis”) whereby Vastardis provides the Funds with sub-administration services pursuant to an administrative services agreement approved by the Board. For the services it provides, Vastardis earns a fee based on the aggregate net assets of all Funds in the Trust, at the following annual fee rates:

Based on Average Daily Net Assets of Fee Rate	Fee Rate
Up to $3 billion	0.050%
In excess of $3 billion but not exceeding $5 billion	0.040%
In excess of $5 billion	0.030%

Other principal service providers of the Funds include the following:

JP Morgan Worldwide Securities Services (“JP Morgan”) serves as the Funds’ fund accountant.

Foreside Distribution Services, L.P. is the Funds’ distributor pursuant to a distribution agreement approved by the Board.

The Trust has contracted with Alaric Compliance Services LLC (“Alaric”) to provide services with respect to the monitoring of the Trust’s compliance program pursuant to rule 38a-1 of the 1940 Act. Alaric has designated Peter Wilson as the Trust’s Chief Compliance Officer. For these services, the Trust pays Alaric a monthly fee, plus any out-of-pocket expenses. Each Fund pays a pro rata portion of the fees based on its share of the fund’s average monthly net assets.

Each of the Funds has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) that allows its Class A and Class C Shares to pay a distribution and service fee, as defined by the Financial Industry Regulatory Authority (“FINRA”), from its assets for selling and distributing its shares. Each fund can pay distribution and service fees at an annual rate of up to 0.50% of its Class A Share assets, and up to 1.00% of its Class C Share assets. These fees consist of up to 0.25% for distribution services and expenses of the Class A and Class C assets, and up to 0.25% for services, as defined by FINRA, of Class A assets and up to 0.75% of Class C assets.

4.	Shares of Beneficial Interest:

The Trust has an unlimited number of shares of beneficial interest, with a par value of $0.001, which may, without shareholder approval, be divided into an unlimited number of series of such shares and any series may be classified or reclassified into one or more classes. Shareholders are entitled to one vote for each full share held and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. Establishment and offering of additional Funds will not alter the rights of the Trust’s shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

5.	Securities Transactions:

The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities, options, and U.S. Government securities) during the six-month period ended April 30, 2008 were as follows:

	Purchases	Sales
NestEgg Dow Jones 2010 Fund	$ 1,403,640	$ 830,562
NestEgg Dow Jones 2015 Fund	1,098,666	1,994,256
NestEgg Dow Jones 2020 Fund	4,292,166	2,805,532
NestEgg Dow Jones 2030 Fund	3,826,389	1,642,836
NestEgg Dow Jones 2040 Fund	4,406,926	2,625,608

Continued

25

NestEgg Dow Jones Target Date Funds

5.	Securities Transactions: (Continued)

The cost of purchases and the proceeds from sales of U.S. Government securities for the six-month period ended April 30, 2008 were as follows:

	Purchases	Sales
NestEgg Dow Jones 2010 Fund	$ 470,852	$ 443,149
NestEgg Dow Jones 2015 Fund	201,344	562,996
NestEgg Dow Jones 2020 Fund	286,172	499,758
NestEgg Dow Jones 2030 Fund	15,009	101,279
NestEgg Dow Jones 2040 Fund	10,006	26,355

6.	Federal Income Tax Information:

At April 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

		Tax Unrealized	Tax Unrealized	Net Unrealized
	Tax Cost	Appreciaton	Depreciation	Appreciation (Depreciation)
NestEgg Dow Jones 2010 Fund	$ 7,576,407	$ 405,029	$ (269,116)	$ 135,913
NestEgg Dow Jones 2015 Fund	12,288,819	914,647	(716,178)	198,469
NestEgg Dow Jones 2020 Fund	34,078,155	2,589,670	(2,355,345)	234,325
NestEgg Dow Jones 2030 Fund	23,835,059	1,953,761	(2,022,228)	(68,467)
NestEgg Dow Jones 2040 Fund	24,715,564	2,115,618	(2,483,741)	(368,123)

26

NestEgg Dow Jones Target Date Funds

         Additional Fund Information (Unaudited)

         The NestEgg Dow Jones Target Date Funds invested, as a percentage of net assets, in the following as of April 30, 2008:

NestEgg Dow Jones 2010 Fund
% of Net
Portfolio Diversification	Assets
Common Stocks	29.9%
Foreign Government Agency Securities	14.6
Corporate Bonds	14.6
U.S. Government Agency Pass-Through Securities	12.8
U.S. Treasury Obligations	10.7
Money Market Fund	10.5
U.S. Government Agency Securities	3.0
Investment Companies	3.0
Rights and Options	— ^
Preferred Stocks	— ^
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9
Net Assets	100.0

NestEgg Dow Jones 2015 Fund
% of Net
Portfolio Diversification	Assets
Common Stock	43.1%
Foreign Government Agency Securities	13.4
U.S. Government Agency Pass-Through Securities	11.5
Corporate Bonds	11.3
U.S. Treasury Obligations	7.9
Investment Companies	5.1
Money Market Fund	4.0
U.S. Government Agency Securities	2.7
Preferred Stocks	— ^
Rights and Options	0.1
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9
Net Assets	100.0%

NestEgg Dow Jones 2020 Fund
% of Net
Portfolio Diversification	Assets
Common Stock	51.8%
Foreign Government Agency Securities	10.5
U.S. Government Agency Pass-Through Securities	9.0
Corporate Bonds	8.7
Investment Companies	6.2
U.S. Treasury Obligations	4.9
Money Market Fund	4.3
U.S. Government Agency Securities	3.7
Rights and Options	0.1
Preferred Stocks	— ^
Total Investments	99.2%
Other Assets in Excess of Liabilities	0.8
Net Assets	100.0%

NestEgg Dow Jones 2030 Fund
% of Net
Portfolio Diversification	Assets
Common Stock	67.9%
Money Market Fund	8.2
Investment Companies	8.1
Foreign Government Agency Securities	4.2
U.S. Government Agency Pass-Through Securities	3.6
Corporate Bonds	3.6
U.S. Government Agency Securities	1.8
U.S. Treasury Obligations	1.8
Rights and Options	0.1
Preferred Stocks	— ^
Total Investments	99.3%
Other Assets in Excess of Liabilities	0.7
Net Assets	100.0%

NestEgg Dow Jones 2040 Fund
% of Net
Portfolio Diversification	Assets
Common Stock	75.6%
Investment Companies	9.4
Money Market Fund	8.5
U.S. Government Agency Pass-Through Securities	1.5
Foreign Government Agency Securities	1.5
Corporate Bonds	1.4
U.S. Treasury Obligations	1.0
U.S. Government Agency Securities	0.3
Rights and Options	0.1
Preferred Stocks	0.1
Total Investments	99.4%
Other Assets in Excess of Liabilities	0.6
Net Assets	100.0%

^ Rounds to less than 0.1%.

27

NestEgg Dow Jones Target Date Funds

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution and service fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested on November 1, 2007 at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		11/1/07	4/30/08	11/1/07 - 4/30/08	11/1/07 - 4/30/08
NestEgg Dow Jones 2010	Institutional Class Shares	$1,000.00	$1,005.39	$2.24	0.45%
Target Date Fund	Class A Shares	$1,000.00	$1,003.68	$4.74	0.95%
	Class C Shares	$1,000.00	$998.02	$7.24	1.45%
NestEgg Dow Jones 2015	Institutional Class Shares	$1,000.00	$988.57	$2.23	0.45%
Target Date Fund	Class A Shares	$1,000.00	$985.41	$4.73	0.95%
	Class C Shares	$1,000.00	$962.61	$7.10	1.45%
NestEgg Dow Jones 2020	Institutional Class Shares	$1,000.00	$962.84	$2.67	0.55%
Target Date Fund	Class A Shares	$1,000.00	$960.96	$5.12	1.05%
	Class C Shares	$1,000.00	$944.98	$7.43	1.53%
NestEgg Dow Jones 2030	Institutional Class Shares	$1,000.00	$929.17	$3.36	0.70%
Target Date Fund	Class A Shares	$1,000.00	$925.42	$5.75	1.20%
	Class C Shares	$1,000.00	$916.80	$7.96	1.67%
NestEgg Dow Jones 2040	Institutional Class Shares	$1,000.00	$909.29	$3.56	0.75%
Target Date Fund	Class A Shares	$1,000.00	$907.18	$5.79	1.22%
	Class C Shares	$1,000.00	$905.67	$8.32	1.75%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

28

NestEgg Dow Jones Target Date Funds

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning	Ending	Expense Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period**
		11/1/07	4/30/08	11/1/07 - 4/30/08	11/1/07 - 4/30/08
NestEgg Dow Jones 2010	Institutional Class Shares	$1,000.00	$1,022.67	$ 2.26	0.45%
Target Date Fund	Class A Shares	$1,000.00	$1,020.14	$ 4.79	0.95%
	Class C Shares	$1,000.00	$1,017.60	$ 7.33	1.45%
NestEgg Dow Jones 2015	Institutional Class Shares	$1,000.00	$1,022.66	$ 2.27	0.45%
Target Date Fund	Class A Shares	$1,000.00	$1,020.11	$ 4.82	0.95%
	Class C Shares	$1,000.00	$1,017.61	$ 7.32	1.45%
NestEgg Dow Jones 2020	Institutional Class Shares	$1,000.00	$1,022.18	$ 2.75	0.55%
Target Date Fund	Class A Shares	$1,000.00	$1,019.65	$ 5.28	1.05%
	Class C Shares	$1,000.00	$1,017.19	$ 7.74	1.53%
NestEgg Dow Jones 2030	Institutional Class Shares	$1,000.00	$1,021.40	$ 3.53	0.70%
Target Date Fund	Class A Shares	$1,000.00	$1,018.88	$ 6.05	1.20%
	Class C Shares	$1,000.00	$1,016.52	$ 8.41	1.67%
NestEgg Dow Jones 2040	Institutional Class Shares	$1,000.00	$1,021.15	$ 3.78	0.75%
Target Date Fund	Class A Shares	$1,000.00	$1,018.79	$ 6.14	1.22%
	Class C Shares	$1,000.00	$1,016.09	$ 8.84	1.75%

*

Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

29

Investment Adviser and Administrator:
American Independence Financial Services, LLC
335 Madison Avenue, Mezzanine
New York, NY 10017

Custodian:
INTRUST Bank NA
105 North Main Street
Wichita, KS 67202

BNY Mellon Asset Servicing
One Boston Place, 11th Floor
AIM 024-0112
Boston, MA 02108

Transfer Agent:
Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, MA 02171

Distributor:
Foreside Distribution Services, L.P.
Ground Floor
Two Portland Square
Portland, ME 04101

FOR ADDITIONAL INFORMATION, CALL:
1-866-410-2006

This material must be preceded or accompanied
by a current prospectus.

NE SAR 43008

Item 2. Code of Ethics.

     Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

     Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

     Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     The Schedules of Investments has been provided under Item 1 of this Form N-CSR for the following American Independence Funds: Stock Fund, Financial Services Fund, International Fund, Short-Term Bond Fund, Intermediate Bond Fund and Kansas Tax-Exempt Fund. The full Schedules of Investments for the NestEgg Dow Jones Series are provided below.

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Common Stocks (29.86%)
Basic Materials (1.64%)
Acerinox SA	4	109
Agnico-Eagle Mines Ltd.	3	188
Agrium, Inc.	3	236
Air Products & Chemicals, Inc.	6	591
Air Water, Inc.	9	91
Airgas, Inc.	26	1,251
AK Steel Holding Corp.	28	1,758
Akzo Nobel NV	4	340
Albemarle Corp.	12	449
Alcoa, Inc.	58	2,017
Allegheny Technologies, Inc.	35	2,409
Alumina Ltd.	38	205
Antofagasta PLC	7	112
ArcelorMittal	12	1,064
Arkema, Inc.	2	116
Asahi Kasei Corp.	46	261
Ashland, Inc.	31	1,644
Barrick Gold Corp.	13	500
BASF SE	8	1,141
Bayer AG	12	1,024
BHP Billiton Ltd.	111	4,427
BHP Billiton PLC	36	1,288
BlueScope Steel Ltd.	24	250
Boehler-Uddeholm AG	1	112
Cabot Corp.	11	321
Cameco Corp.	5	174
Carpenter Technology Corp.	38	1,949
Celanese Corp.	47	2,103
Chemtura Corp.	44	304
Ciba Specialty Chemicals AG	2	67
Clariant AG	7	77
Cleveland-Cliffs, Inc.	15	2,406
Cytec Industries, Inc.	28	1,652
Daicel Chemical Industries Ltd.	16	94
Daido Steel Co. Ltd.	15	83
Dainippon Ink and Chemicals, Inc.	28	90
Denki Kagaku Kogyo K K	22	81
Domtar Corp. (a)	108	645
Dow Chemical Co.	40	1,606
Dowa Holdings Co. Ltd.	10	67

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Eastman Chemical Co.	38	2,793
Ecolab, Inc.	60	2,758
EI Du Pont de Nemours & Co.	59	2,886
Energy Resources of Australia	6	110
Equinox Minerals Ltd. (a)	28	130
Ferro Corp.	23	404
First Quantum Minerals Ltd.	1	88
FMC Corp.	19	1,193
Fortescue Metals Group Ltd. (a)	40	280
Gold Corp., Inc.	11	391
Gunns Ltd.	37	103
HB Fuller Co.	68	1,569
Hercules, Inc.	111	2,087
Hitachi Chemical Co. Ltd.	5	98
Hitachi Metals Ltd.	9	135
Hokuetsu Paper Mills Ltd.	21	93
HudBay Minerals, Inc. (a)	4	75
Huntsman Corp.	16	360
Iamgold Corp.	13	78
Iluka Resources Ltd.	21	78
Inmet Mining Corp.	1	82
International Flavors & Fragra, Inc.	17	775
International Paper Co.	13	340
Ivanhoe Mines Ltd. (a)	8	77
JFE Holdings, Inc.	20	1,096
Johnson Matthey PLC	3	119
JSR Corp.	7	158
K+S AG	1	417
Kagara Ltd.	19	86
Kaneka Corp.	13	89
Kansai Paint Co. Ltd.	12	82
Kazakhmys PLC	4	126
Kingboard Chemical Holdings Ltd.	19	90
Kinross Gold Corp.	9	170
Kobe Steel Ltd.	103	308
Koninklijke DSM NV	3	162
Lanxess AG	2	78
Lee & Man Paper Manufacturing Ltd.	25	47
Lihir Gold Ltd. (a)	60	166
Linde AG	2	294
Lintec Corp.	5	65
Lonmin PLC	2	123
Lonza Group AG	1	137
Louisiana-Pacific Corp.	25	288
Lubrizol Corp.	25	1,458
Lundin Mining Corp. (a)	8	54
MeadWestvaco Corp.	88	2,314
Methanex Corp.	4	93
Minara Resources Ltd.	20	110

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Minerals Technologies, Inc.	24	1,626
Mitsubishi Chemical Holdings Co.	45	299
Mitsubishi Gas Chemical Co., Inc.	15	103
Mitsubishi Materials Corp.	41	194
Mitsui Chemicals, Inc.	26	159
Mitsui Mining & Smelting Co. Ltd	22	74
Monsanto Co.	46	5,245
Mount Gibson Iron Ltd. (a)	85	235
Neenah Paper, Inc.	5	115
Newcrest Mining Ltd.	11	300
Newmont Mining Corp.	27	1,194
Nihon Parkerizing Co. Ltd.	6	96
Nine Dragons Paper Holdings Ltd.	38	41
Nippon Kayaku Co. Ltd.	12	83
Nippon Light Metal Co. Ltd.	42	64
Nippon Paint Co. Ltd.	21	78
Nippon Shokubai Co. Ltd.	12	87
Nippon Steel Corp.	620	3,482
Nippon Yakin Kogyo Co. Ltd.	9	72
Nissan Chemical Industries Ltd.	9	119
Nisshin Steel Co. Ltd.	28	104
Nitto Denko Corp.	5	207
NOF Corp.	23	107
Norske Skogindustrier ASA	8	36
Nova Chemicals Corp.	3	76
Nufarm Ltd.	10	168
OJI Paper Co. Ltd.	33	149
Olin Corp.	100	2,017
OneSteel Ltd.	37	224
Orica Ltd.	10	275
Osaka Titanium Technologies Co.	1	68
Outokumpu OYJ	3	144
Oxiana Ltd.	50	155
Pacific Metals Co. Ltd.	6	59
Paladin Energy Ltd. (a)	18	72
PaperlinX Ltd.	40	95
Plum Creek Timber Co., Inc.	76	3,104
Potash Corporation of Saskatchewan, Inc.	5	913
PPG Industries, Inc.	5	307
Praxair, Inc.	30	2,739
Rautaruukki OYJ	2	95
Rayonier, Inc.	41	1,723
Reliance Steel & Aluminum Co.	34	2,067
Rengo Co. Ltd.	20	107
Rio Tinto Ltd.	11	1,412
Rio Tinto PLC	16	1,880
Rohm & Haas Co.	65	3,474
RPM International, Inc.	159	3,546
RTI International Metals, Inc. (a)	28	1,153

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Salzgitter AG	1	206
Schulman A, Inc.	13	276
Sensient Technologies Corp.	52	1,548
SGL Carbon AG (a)	2	137
Shin-Etsu Chemical Co. Ltd.	13	803
Showa Denko KK	39	138
Sigma-Aldrich Corp.	29	1,654
Silver Standard Resources, Inc. (a)	3	77
Smurfit-Stone Container Corp. (a)	46	250
Solvay SA	1	147
Southern Copper Corp.	2	230
Ssab Svenskt Stal AB	3	100
Steel Dynamics, Inc.	90	3,137
Stillwater Mining Co. (a)	75	1,064
Stora Enso Oyj	9	112
Sumitomo Bakelite Co. Ltd.	15	84
Sumitomo Chemical Co. Ltd.	55	357
Sumitomo Forestry Co. Ltd.	12	85
Sumitomo Metal Industries Ltd.	145	609
Sumitomo Metal Mining Co. Ltd.	19	346
Syngenta AG	2	597
Taiyo Nippon Sanso Corp.	13	106
Teck Cominco Ltd.	7	305
Temple-Inland, Inc.	14	163
ThyssenKrupp AG	6	378
Titanium Metals Corp.	11	168
Toagosei Co. Ltd.	28	117
Toho Titanium Co. Ltd.	3	78
Tokai Carbon Co. Ltd.	10	104
Tokuyama Corp.	9	81
Tokyo Ohka Kogyo Co Ltd.	5	113
Tokyo Steel Manufacturing Co.	7	101
Tosoh Corp.	20	77
Ube Industries Ltd./Japan	36	126
United States Steel Corp.	50	7,698
UPM-Kymmene Oyj	8	155
Uranium One, Inc. (a)	9	42
USEC, Inc. (a)	47	218
Valspar Corp.	90	1,978
Vedanta Resources PLC	3	134
Voestalpine AG	2	154
Vulcan Materials Co.	36	2,478
Wausau Paper Corp.	31	240
Weyerhaeuser Co.	6	383
Xstrata PLC	10	784
Yamana Gold, Inc.	10	128
Yamato Kogyo Co. Ltd.	2	95
Yara International ASA	4	292
Yodogawa Steel Works Ltd.	19	98

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Zeon Corp.	10	50
Zep, Inc.	8	119
Zinifex Ltd.	16	152
		127,629

Communications (2.79%)
3Com Corp. (a)	69	165
Adaptec, Inc. (a)	65	181
Aegis Group PLC	42	105
AH Belo Corp.	24	234
Akamai Technologies, Inc. (a)	66	2,361
Alcatel-Lucent	36	243
Amazon.Com, Inc. (a)	18	1,415
American Tower Corp. (a)	46	1,997
Anixter International, Inc. (a)	22	1,253
APN News & Media Ltd.	22	86
Ariba, Inc. (a)	49	582
Arris Group, Inc. (a)	10	81
Asatsu-DK, Inc.	3	91
AT&T, Inc.	319	12,348
BCE, Inc.	13	475
Belgacom SA	3	139
Belo Corp.	120	1,212
Black Box Corp.	9	268
British Sky Broadcasting Group PLC	17	184
BT Group PLC	133	589
Cable & Wireless PLC	38	113
Cablevision Systems Corp. (a)	90	2,070
CBS Corp.	15	346
CenturyTel, Inc.	28	909
Charter Communications, Inc. (a)	144	154
Check Point Software Technologies Ltd. (a)	65	1,535
China Mobile Ltd.	138	2,375
China Netcom Group Corp.	64	193
China Unicom Ltd.	197	427
Ciena Corp. (a)	57	1,927
Cincinnati Bell, Inc. (a)	394	1,828
Cisco Systems, Inc. (a)	520	13,333
Citizens Communications Co.	120	1,286
Clear Channel Communications, Inc.	13	392
CNET Networks, Inc. (a)	140	1,085
Cogeco Cable, Inc.	2	78
Comcast Corp. - A Shares	190	3,905
Comcast Corp. - SPL	110	2,226
CommScope, Inc. (a)	46	2,187
Consolidated Media Holdings Ltd.	14	48
Corning, Inc.	155	4,140
Corus Entertainment, Inc.	4	77
Crown Castle International Corp. (a)	97	3,768

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
CTC Media, Inc. (a)	4	103
Daily Mail & General Trust PLC	7	58
Deutsche Telekom AG	46	829
Digital River, Inc. (a)	31	1,018
DIRECTV Group, Inc. (a)	76	1,873
Discovery Holding Co. (a)	55	1,274
DISH Network Corp. (a)	76	2,268
Earthlink, Inc. (a)	204	1,863
eBay, Inc. (a)	115	3,598
EchoStar Corp. (a)	7	218
Elisa OYJ	4	90
Embarq Corp.	68	2,827
Eniro AB	9	59
Entercom Communications Corp.	17	180
Equinix, Inc. (a)	33	2,984
Ericsson	228	582
Expedia, Inc. (a)	58	1,465
Extreme Networks (a)	77	233
F5 Networks, Inc. (a)	56	1,267
Fairfax Media Ltd.	45	149
Fairpoint Communications, Inc.	3	28
Foxconn International Holdings Ltd. (a)	62	96
France Telecom SA	27	850
Gannett Co., Inc.	7	200
Gestevision Telecinco SA	4	84
GN Store Nord AS	9	49
Google, Inc. (a)	19	10,912
Hakuhodo DY Holdings, Inc.	2	121
Harmonic, Inc. (a)	54	447
Harris Corp.	35	1,891
Harte-Hanks, Inc.	33	451
Hellenic Telecommunications Organisation SA	5	149
Hitachi Kokusai Electric, Inc.	8	76
HLTH Corp. (a)	73	812
Hutchison Telecommunications, Inc. (a)	87	122
Idearc, Inc.	27	89
IDT Corp.	34	130
Iliad SA	1	107
Independent News & Media PLC	24	71
Informa PLC	10	69
Infospace, Inc. (a)	11	133
Inmarsat PLC	13	120
InterDigital, Inc. (a)	21	426
Interpublic Group of Cos, Inc. (a)	167	1,511
Interwoven, Inc. (a)	19	214
ITV PLC	52	68
j2 Global Communications, Inc. (a)	18	385
JC Decaux SA	3	86
JDS Uniphase Corp. (a)	33	472

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
John Wiley & Sons, Inc.	32	1,474
Johnston Press PLC	14	35
Juniper Networks, Inc. (a)	29	801
Lagardere SCA	2	144
Lamar Advertising Co. (a)	11	435
Leap Wireless International, Inc. (a)	8	428
Lee Enterprises, Inc.	21	162
Liberty Global, Inc. - A Shares (a)	46	1,628
Liberty Global, Inc. - C Shares (a)	66	2,191
Liberty Media Corp. - Capital (a)	5	77
Liberty Media Corp. - Interactive (a)	25	378
Liberty Media Corp. (Entertainment) (a)	20	519
Matsui Securities Co. Ltd.	13	91
McClatchy Co.	30	315
The McGraw-Hill Cos, Inc.	38	1,558
Media General, Inc.	10	147
Mediaset SpA	11	101
Meredith Corp.	26	843
MetroPCS Communications, Inc. (a)	66	1,296
Mobistar SA	1	90
Modern Times Group AB	2	147
Motorola, Inc.	229	2,281
MRV Communications, Inc. (a)	79	124
NetFlix, Inc. (a)	61	1,951
NeuStar, Inc. (a)	11	303
The New York Times Co.	79	1,541
News Corp. - A Shares	180	3,222
News Corp. - B Shares	17	315
NII Holdings, Inc. (a)	37	1,692
Nippon Telegraph & Telephone Corp.	1	4,308
Nokia OYJ	60	1,848
NTT DoCoMo, Inc.	3	4,414
NutriSystem, Inc.	12	241
Oki Electric Industry Co. Ltd.	56	122
Openwave Systems, Inc. (a)	33	71
PagesJaunes Groupe	5	100
PCCW Ltd.	175	113
Pearson PLC	12	157
Plantronics, Inc.	31	772
Polycom, Inc. (a)	16	358
Portugal Telecom SGPS SA	14	167
Premiere AG (a)	4	85
Priceline.com, Inc. (a)	33	4,212
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	1	13
Publicis Groupe SA	2	81
Qualcomm, Inc.	141	6,090
Qwest Communications International, Inc.	73	377
Radio One, Inc. (a)	47	47
RCN Corp. (a)	17	195

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
RealNetworks, Inc. (a)	67	413
Reed Elsevier NV	8	152
Reed Elsevier PLC	17	216
RF Micro Devices, Inc. (a)	214	721
RH Donnelley Corp. (a)	11	53
Rogers Communications, Inc.	7	311
Royal KPN NV	28	515
S1 Corp. (a)	26	176
Sanoma-Wsoy Oyj	3	77
SAVVIS, Inc. (a)	13	190
SBA Communications Corp. (a)	67	2,167
Schibsted ASA	2	61
Scholastic Corp. (a)	38	1,070
Seat Pagine Gialle SpA	194	38
Seek Ltd.	15	71
SES - FDR	5	123
Seven Network Ltd.	11	96
Shaw Communications, Inc.	6	126
Sinclair Broadcast Group, Inc.	34	299
Singapore Press Holdings Ltd.	52	171
Singapore Telecommunications Ltd.	175	498
Societe Television Francaise 1	3	64
Softbank Corp. (a)	24	485
SonicWALL, Inc. (a)	36	277
Sprint Nextel Corp.	120	959
StarHub Ltd.	60	135
Sycamore Networks, Inc. (a)	125	403
Symantec Corp. (a)	97	1,670
Tandberg ASA	5	85
Tekelec (a)	42	618
Tele2 AB - B shares	6	134
Telecom Corp. of New Zealand Ltd.	59	174
Telecom Italia RNC	93	153
Telecom Italia SpA	169	357
Telefonica SA	66	1,914
Telekom Austria AG	5	124
Telenor ASA	12	243
Telephone & Data Systems - S, Inc.	9	326
Telephone & Data Systems, Inc.	9	345
Television Broadcasts Ltd.	16	92
TeliaSonera AB	28	250
Tellabs, Inc. (a)	220	1,135
Telstra Corp. Ltd.	122	525
Telus Corp.	3	138
Telus Corp. - Non Voting Shares	2	89
Tencent Holdings Ltd.	24	159
Thomson Corp.	3	111
Thomson Reuters PLC	3	93
Tibco Software, Inc. (a)	203	1,557

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Time Warner Telecom, Inc. (a)	25	490
Time Warner, Inc.	354	5,257
Tokyo Broadcasting System, Inc.	4	106
Trend Micro, Inc.	4	150
Trinity Mirror PLC	10	54
United Internet AG	6	129
United Online, Inc.	42	449
US Cellular Corp. (a)	3	165
Valueclick, Inc. (a)	66	1,317
Verizon Communications, Inc.	174	6,696
Viacom, Inc. (a)	57	2,191
Vignette Corp. (a)	20	231
Virgin Media, Inc.	118	1,522
Vivendi SA	18	733
Vodafone Group PLC	823	2,621
VTech Holdings Ltd.	12	66
The Walt Disney Co.	141	4,573
The Washington Post Co.	2	1,311
Websense, Inc. (a)	14	272
West Australian Newspapers Holdings Ltd.	9	82
Windstream Corp.	229	2,686
Wolters Kluwer NV	5	135
WPP Group PLC	19	234
XM Satellite Radio Holdings, Inc. (a)	124	1,383
Yahoo!, Inc. (a)	126	3,452
Yell Group PLC	12	40
Yellow Pages Income Fund	9	98
		216,180

Consumer, Cyclical (3.06%)
99 Cents Only Stores (a)	32	304
Abercrombie & Fitch Co.	22	1,635
Accor SA	3	250
Adidas AG	3	192
Aeon Co. Ltd.	26	379
Aeropostale, Inc. (a)	53	1,685
Air France-KLM	3	94
Aisin Seiki Co. Ltd.	7	244
Alaska Air Group, Inc. (a)	47	1,010
Alimentation Couche Tard, Inc.	6	83
All Nippon Airways Co. Ltd.	29	114
Amer Sports OYJ	4	70
American Axle & Manufacturing Holdings, Inc.	30	604
AMR Corp. (a)	59	517
Aoyama Trading Co. Ltd.	4	91
Aristocrat Leisure Ltd.	16	113
ArvinMeritor, Inc.	47	702
Asics Corp.	8	81
Autogrill SpA	5	76

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
AutoNation, Inc. (a)	26	416
Autozone, Inc. (a)	17	2,053
Barratt Developments PLC	6	33
Bayerische Motoren Werke AG	5	275
Beazer Homes USA, Inc.	17	188
Bed Bath & Beyond, Inc. (a)	83	2,698
Bellway PLC	4	56
Berkeley Group Holdings PLC	3	56
Best Buy Co., Inc.	37	1,592
Big Lots, Inc. (a)	21	568
Billabong International Ltd.	8	91
BJ's Wholesale Club, Inc. (a)	12	457
Blockbuster, Inc. (a)	78	228
Bob Evans Farms, Inc.	42	1,179
Borders Group, Inc.	31	195
BorgWarner, Inc.	24	1,180
Bosch Corp.	21	121
Boyd Gaming Corp.	9	169
Bridgestone Corp.	23	420
Brightpoint, Inc. (a)	34	311
Brinker International, Inc.	23	522
British Airways PLC (a)	13	59
Brunswick Corp.	18	300
Bulgari SpA	7	82
Burberry Group PLC	8	77
Callaway Golf Co.	69	948
Canadian Tire Corp. Ltd.	1	64
Canon Marketing Japan, Inc.	6	117
Carmax, Inc. (a)	85	1,764
Carnival Corp.	13	522
Carnival PLC	3	118
Carphone Warehouse Group PLC	15	81
Casey's General Stores, Inc.	48	1,062
The Cato Corp.	20	324
Cathay Pacific Airways Ltd.	41	86
Charming Shoppes, Inc. (a)	83	428
The Cheesecake Factory (a)	54	1,222
China Travel International Investment Ltd.	162	72
Choice Hotels International, Inc.	4	138
Christopher & Banks Corp.	24	284
Cia de Distribucion Integral Ltd.	1	82
Circuit City Stores, Inc.	222	1,052
Citizen Holdings Co. Ltd.	13	111
Coach, Inc. (a)	16	569
Compagnie Financiere Richemont SA	8	488
Compass Group PLC	31	210
Continental AG	2	237
Continental Airlines, Inc. (a)	18	324
Cooper Tire & Rubber Co.	98	1,288

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Corporate Express NV	8	92
Costco Wholesale Corp.	43	3,064
Crocs, Inc. (a)	28	286
Crown Ltd.	14	145
CVS Caremark Corp.	125	5,046
Daihatsu Motor Co. Ltd.	11	131
Daimler AG	15	1,168
Daiwa House Industry Co. Ltd.	20	225
David Jones Ltd.	22	72
DCM Japan Holdings Co. Ltd.	12	77
Debenhams PLC	44	56
Delta Air Lines, Inc. (a)	73	621
Denso Corp.	17	590
Denway Motors Ltd.	231	118
Deutsche Lufthansa AG	4	106
Dick's Sporting Goods, Inc. (a)	56	1,602
Dillard's, Inc.	71	1,448
Don Quijote Co. Ltd.	5	91
DR Horton, Inc.	103	1,595
Dress Barn, Inc. (a)	31	417
DSG International PLC	34	44
easyJet PLC (a)	10	61
Edion Corp.	10	101
Esprit Holdings Ltd.	34	418
Ethan Allen Interiors, Inc.	16	440
Family Dollar Stores, Inc.	28	599
FamilyMart Co. Ltd.	4	140
Fast Retailing Co. Ltd.	3	279
Fastenal Co.	54	2,636
Faurecia	1	51
Fiat SpA	11	247
Fiat SpA RNC	4	66
Foot Locker, Inc.	29	367
Ford Motor Co. (a)	87	719
Fred's, Inc.	25	277
Fuji Heavy Industries Ltd.	23	99
Furniture Brands International, Inc.	24	325
Futaba Industrial Co. Ltd.	4	92
Galaxy Entertainment Group Ltd. (a)	106	80
GameStop Corp. (a)	52	2,862
Gaylord Entertainment Co. (a)	49	1,451
General Motors Corp.	15	348
Genesco, Inc. (a)	10	222
Genuine Parts Co.	52	2,208
Gildan Activewear, Inc. (a)	3	77
GKN PLC	14	79
GOME Electrical Appliances Holdings Ltd.	67	153
Grafton Group PLC	8	64
Group 1 Automotive, Inc.	16	427

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Guess ?, Inc.	8	306
Gunze Ltd.	20	95
Gymboree Corp. (a)	39	1,686
H2O Retailing Corp.	11	80
Hanwa Co. Ltd.	21	108
Harman International Industries, Inc.	10	409
Harvey Norman Holdings Ltd.	29	99
Hasbro, Inc.	67	2,383
Haseko Corp.	41	59
Hennes & Mauritz AB	8	476
Herman Miller, Inc.	8	187
Hermes International SA	1	135
Hino Motors Ltd.	15	94
Hitachi High-Technologies Corp.	4	79
Home Depot, Inc.	104	2,995
Home Retail Group PLC	14	73
Honda Motor Co. Ltd.	195	6,188
The Hongkong & Shanghai Hotels Ltd.	65	111
HOT Topic, Inc. (a)	29	154
Iberia Lineas Aereas de Espana SA	23	91
Ihop Corp.	6	280
Imperial Hotel Ltd.	2	73
Inchcape PLC	11	94
Inditex SA	4	219
Ingram Micro, Inc. (a)	27	459
Insight Enterprises, Inc. (a)	33	398
Interface, Inc.	20	257
International Game Technology	37	1,285
International Speedway Corp.	38	1,612
Isetan Mitsukoshi Holdings Ltd. (a)	14	147
Isuzu Motors Ltd.	51	248
Itochu Corp.	52	543
Izumi Co. Ltd.	7	115
J Crew Group, Inc. (a)	29	1,378
J Front Retailing Co. Ltd.	27	178
Jack in the Box, Inc. (a)	48	1,284
Jakks Pacific, Inc. (a)	18	423
Japan Airlines Corp.	56	132
Jardine Cycle & Carriage Ltd.	10	123
JB Hi-Fi Ltd.	11	94
JetBlue Airways Corp. (a)	219	1,104
JFE Shoji Holdings, Inc.	14	109
Johnson Controls, Inc.	22	776
Jones Apparel Group, Inc.	20	317
JTEKT Corp.	7	124
Juki Corp.	12	45
Kayaba Industry Co. Ltd.	21	98
KB Home	14	315
Kesa Electricals PLC	16	66

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Kingfisher PLC	36	95
Kloeckner & Co. AG	1	55
Kohl's Corp. (a)	33	1,612
Koito Manufacturing Co. Ltd.	9	119
Kokuyo Co. Ltd.	10	88
Komeri Co. Ltd.	4	106
K's Holdings Corp.	4	83
Kuraray Co. Ltd.	12	143
Ladbrokes PLC	13	85
Las Vegas Sands Corp. (a)	4	305
Lawson, Inc.	3	130
La-Z-Boy, Inc.	35	223
Lear Corp. (a)	62	1,771
Lennar Corp. - A Shares	71	1,308
Li & Fung Ltd.	72	298
Li Ning Co. Ltd.	45	133
Life Time Fitness, Inc. (a)	24	872
Lifestyle International Holdings Ltd.	54	113
Liz Claiborne, Inc.	19	336
Longs Drug Stores Corp.	26	1,042
Lottomatica SpA	3	93
Lowe's Cos, Inc.	147	3,703
Macy's, Inc.	14	354
Magna International, Inc.	2	147
Marks & Spencer Group PLC	26	197
Marriott International, Inc.	13	446
Marubeni Corp.	53	423
Marui Group Co. Ltd.	11	109
Matsushita Electric Industrial Co. Ltd.	71	1,669
Mattel, Inc.	163	3,056
Mazda Motor Corp.	31	134
McDonald's Corp.	76	4,528
McDonald's Japan	6	94
Men's Wearhouse, Inc.	61	1,624
Meritage Homes Corp. (a)	13	247
MGM Mirage (a)	6	307
Michelin	2	184
Mitchells & Butlers PLC	7	42
Mitsubishi Corp.	163	5,236
Mitsubishi Logistics Corp.	7	95
Mitsubishi Motors Corp. (a)	128	202
Mitsubishi Rayon Co. Ltd.	20	65
Mitsui & Co. Ltd.	57	1,338
Mitsukoshi Ltd.	-	-
Modine Manufacturing Co.	17	299
Monaco Coach Corp.	13	82
MSC Industrial Direct Co.	32	1,560
Nagase & Co. Ltd.	9	95
Namco Bandai Holdings, Inc.	8	100

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Newell Rubbermaid, Inc.	124	2,546
Next PLC	3	68
NGK Spark Plug Co. Ltd.	6	81
NHK Spring Co. Ltd.	12	86
Nintendo Co. Ltd.	4	2,196
Nippon Seiki Co. Ltd.	4	59
Nissan Motor Co. Ltd.	83	736
Nisshinbo Industries, Inc.	9	99
Nitori Co. Ltd.	2	105
NOK Corp.	5	99
Nokian Renkaat OYJ	3	128
Nordstrom, Inc.	10	353
Nu Skin Enterprises, Inc.	88	1,578
Okamura Corp.	12	91
Onward Holdings Co. Ltd.	9	102
OPAP SA	3	117
O'Reilly Automotive, Inc. (a)	18	520
Oriental Land Co. Ltd.	2	119
Orient-Express Hotels Ltd.	28	1,303
Oshkosh Truck Corp.	11	447
Pacific Sunwear Of California (a)	45	603
Panera Bread Co. (a)	38	1,986
Parkson Retail Group Ltd.	14	132
Penn National Gaming, Inc. (a)	11	470
PEP Boys-Manny Moe & Jack	22	196
Persimmon PLC	5	58
PetSmart, Inc.	21	470
Peugeot SA	3	211
PF Chang's China Bistro, Inc. (a)	9	279
Phillips-Van Heusen Corp.	38	1,604
Pier 1 Imports, Inc. (a)	54	421
Pinnacle Entertainment, Inc. (a)	22	341
Pioneer Corp.	8	79
Pirelli & C SpA	95	78
Point, Inc.	2	88
Polo Ralph Lauren Corp.	10	620
Pool Corp.	19	415
PPR	1	131
Praktiker Bau-und Heimwerkerm AG	2	44
Punch Taverns PLC	5	52
Qantas Airways Ltd.	32	103
Quiksilver, Inc. (a)	200	1,946
RadioShack Corp.	25	348
Reece Australia Ltd.	5	111
Regal Entertainment Group	87	1,650
Regis Corp.	54	1,577
Renault SA	3	309
Rite Aid Corp. (a)	122	329
RONA, Inc. (a)	5	67

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Ross Stores, Inc.	67	2,244
Royal Caribbean Cruises Ltd.	43	1,372
Ruby Tuesday, Inc.	32	272
Ryland Group, Inc.	55	1,759
Ryohin Keikaku Co. Ltd.	2	133
Saks, Inc. (a)	119	1,548
Sally Beauty Holdings, Inc. (a)	57	345
Sankyo Co. Ltd.	3	180
Sanyo Shokai Ltd.	13	71
Scientific Games Corp. (a)	11	310
Sears Holdings Corp. (a)	2	197
Sega Sammy Holdings, Inc.	8	97
Sekisui Chemical Co. Ltd.	16	116
Sekisui House Ltd.	19	181
Select Comfort Corp. (a)	13	39
Seven & I Holdings Co. Ltd.	91	2,704
Shangri-La Asia Ltd.	47	130
Shimachu Co. Ltd.	4	110
Shimamura Co. Ltd.	1	89
Shimano, Inc.	3	136
Shoppers Drug Mart Corp.	3	158
Singapore Airlines Ltd.	16	189
Sky City Entertainment Group Ltd.	30	93
Skywest, Inc.	67	1,275
Sodexho Alliance SA	2	134
Sojitz Corp.	31	119
Sonae SGPS SA	37	66
Sony Corp.	68	3,126
Southwest Airlines Co.	31	410
St Marc Holdings Co. Ltd.	2	72
Staples, Inc.	52	1,128
Starbucks Corp. (a)	83	1,347
Starwood Hotels & Resorts Worldwide, Inc.	8	418
Steelcase, Inc.	28	310
Stockmann Oyj ABP	2	83
Sumitomo Corp.	41	551
Sumitomo Rubber Industries, Inc.	9	79
The Sumitomo Warehouse Co. Ltd.	18	90
Superior Industries International, Inc.	14	284
Suzuki Motor Corp.	15	379
Swatch Group AG REG	2	103
TABCorp. Holdings Ltd.	17	183
Takashimaya Co. Ltd.	10	109
Takata Corp.	3	66
Talbots, Inc.	16	128
Target Corp.	73	3,878
Tatts Group Ltd.	42	108
Taylor Wimpey PLC	18	46
Tech Data Corp. (a)	52	1,748

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Teijin Ltd.	31	120
Thomson (EX-TMM)	7	45
Tim Hortons, Inc.	4	137
TJX Cos, Inc.	50	1,611
Tod's SpA	1	61
Toho Co. Ltd.	6	137
Tokai Rika Co. Ltd.	4	98
Tokyo Style Co. Ltd.	9	90
Toll Brothers, Inc. (a)	51	1,155
Toray Industries, Inc.	46	287
Toro Co.	26	1,102
Toto Ltd.	13	111
Toyo Tire & Rubber Co. Ltd.	23	89
Toyobo Co. Ltd.	40	84
Toyoda Gosei Co. Ltd.	3	109
Toyota Boshoku Corp.	4	114
Toyota Industries Corp.	7	243
Toyota Motor Corp.	318	16,116
Toyota Tsusho Corp.	8	171
Tractor Supply Co. (a)	40	1,422
Triarc Cos, Inc.	25	178
TUI AG	4	115
TUI Travel PLC	17	80
Under Armour, Inc. (a)	38	1,267
United Stationers, Inc. (a)	29	1,279
UNY Co. Ltd.	10	98
Urban Outfitters, Inc. (a)	20	685
US Airways Group, Inc. (a)	18	155
USS Co. Ltd.	2	142
Vail Resorts, Inc. (a)	36	1,758
Valeo SA	2	81
Volkswagen AG	2	593
Wabash National Corp.	20	168
Wacoal Holdings Corp.	9	129
Walgreen Co.	97	3,380
Wal-Mart Stores, Inc.	134	7,769
Watsco, Inc.	9	408
Wendy's International, Inc.	19	551
Wesco International, Inc. (a)	7	260
Westjet Airlines Ltd. (a)	7	118
Whirlpool Corp.	25	1,820
William Hill PLC	9	69
WMS Industries, Inc. (a)	31	1,122
Wolseley PLC	10	101
Wolverine World Wide, Inc.	79	2,270
World Fuel Services Corp.	11	270
WW Grainger, Inc.	25	2,168
Wynn Resorts Ltd. (a)	6	632
Xinyi Glass Holdings Co. Ltd.	105	67

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Yamada Denki Co. Ltd.	3	256
Yamaha Corp.	7	138
Yamaha Motor Co. Ltd.	7	135
The Yokohama Rubber Co. Ltd.	15	77
Yum! Brands, Inc.	57	2,320
Zale Corp. (a)	79	1,639
		238,357

Consumer, Non-cyclical (2.72%)
ABB Grain Ltd.	14	132
ABC Learning Centres Ltd.	18	23
Abertis Infraestructuras SA	4	133
Accenture Ltd.	38	1,427
ACCO Brands Corp. (a)	36	501
Adecco SA	2	120
Administaff, Inc.	7	183
Affymetrix, Inc. (a)	9	98
Aggreko PLC	10	117
Ajinomoto Co., Inc.	21	211
Alberto-Culver Co.	19	478
Alexion Pharmaceuticals, Inc. (a)	39	2,745
Alliance Data Systems Corp. (a)	32	1,837
Altria Group, Inc.	109	2,180
American Greetings Corp.	55	985
Anheuser-Busch Co., Inc.	49	2,411
Apollo Group, Inc. (a)	45	2,291
Applera Corp. - Celera Group (a)	121	1,619
Arbitron, Inc.	35	1,674
Asahi Breweries Ltd.	16	314
Associated British Foods PLC	6	105
Atkins WS PLC	5	105
Atlantia SpA	4	132
Avis Budget Group, Inc. (a)	114	1,514
AWB Ltd.	35	109
Babcock International Group PLC	10	118
BearingPoint, Inc. (a)	129	239
Beiersdorf AG	2	171
Benesse Corp.	4	177
Biogen Idec, Inc. (a)	22	1,335
Bio-Rad Laboratories, Inc. (a)	12	1,000
Blyth, Inc.	20	337
Bowne & Co., Inc.	19	316
Brisa-Auto Estradas de Portugal, SA (BRISA)	8	114
British American Tobacco PLC	22	830
Brown-Forman Corp.	14	952
Bunzl PLC	8	118
C&C Group PLC	13	89
Cadbury Schweppes PLC	32	371
Cambrex Corp.	17	99

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Capita Group PLC	9	119
Carlsberg A/S	1	134
Carrefour SA	8	565
Casino Guichard Perrachon SA	1	126
Celgene Corp. (a)	28	1,740
Chaoda Modern Agriculture Ltd.	146	210
Chemed Corp.	20	682
China Mengniu Dairy Co. Ltd.	31	93
ChoicePoint, Inc. (a)	12	580
Christian Dior SA	1	115
Church & Dwight Co., Inc.	48	2,727
Cintra Concesiones de Infraest	7	109
Clarins SA	1	66
Clorox Co.	45	2,385
Coca Cola Hellenic Bottling Co.	3	135
Coca-Cola Amatil Ltd.	17	135
Coca-Cola Co.	111	6,535
Coca-Cola West Holdings Co. Ltd.	5	113
Colgate-Palmolive Co.	48	3,394
ConAgra Foods, Inc.	15	353
Constellation Brands, Inc. (a)	69	1,267
Convergys Corp. (a)	25	393
Corinthian Colleges, Inc. (a)	55	624
Corporate Executive Board Co.	6	261
Corrections Corporation of America (a)	117	2,984
Cosco Pacific Ltd.	41	78
CSL Ltd.	18	676
Dai Nippon Printing Co. Ltd.	23	354
Dairy Crest Group PLC	7	56
Dairy Farm International Holdings Ltd.	38	199
Danisco A/S	1	68
Davis Service Group PLC	9	85
Del Monte Foods Co.	45	406
Delhaize Group	1	87
Deluxe Corp.	49	1,042
Diageo PLC	41	842
Empire Co. Ltd.	2	74
Enzon Pharmaceuticals, Inc. (a)	30	262
Experian Group Ltd.	16	121
Ezaki Glico Co. Ltd.	11	121
Fortune Brands, Inc.	5	338
Foster's Group Ltd.	66	316
FTI Consulting, Inc. (a)	34	2,176
G4S PLC	24	109
Genentech, Inc. (a)	46	3,137
General Mills, Inc.	10	604
Genzyme Corp. (a)	19	1,337
Golden Agri-Resources Ltd.	264	165
Goodman Fielder Ltd.	50	84

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Greene King PLC	5	51
H&R Block, Inc.	108	2,362
Hansen Natural Corp. (a)	27	956
Hays PLC	33	74
Heineken Holding NV	2	103
Heineken NV	4	234
Henkel KGaA	2	81
Hershey Co.	51	1,906
Hewitt Associates, Inc. (a)	71	2,911
Hillenbrand, Inc.	13	248
Hill-Rom Holdings, Inc.	13	327
HJ Heinz Co.	9	424
Homeserve PLC	3	117
Hormel Foods Corp.	17	670
House Foods Corp.	7	109
Human Genome Sciences, Inc. (a)	51	334
Husqvarna AB	8	83
Iaws Group PLC	5	127
Illumina, Inc. (a)	52	4,050
Imperial Tobacco Group PLC	10	481
InBev NV	3	247
InterMune, Inc. (a)	14	222
Intertek Group PLC	5	97
Invitrogen Corp. (a)	19	1,778
Iron Mountain, Inc. (a)	46	1,264
Ito En Ltd.	4	69
ITT Educational Services, Inc. (a)	15	1,150
J Sainsbury PLC	23	175
Jarden Corp. (a)	54	1,151
The JM Smucker Co.	7	110
Kagome Co. Ltd.	13	100
Kamigumi Co. Ltd.	17	459
Kao Corp.	4	125
Kerry Group PLC	2	76
Kesko OYJ	8	95
Kikkoman Corp.	16	1,024
Kimberly-Clark Corp.	32	569
Kirin Holdings Co. Ltd.	19	283
Koninklijke Ahold NV	4	87
Kose Corp.	95	3,005
Kraft Foods, Inc.	20	94
Lion Corp.	15	118
Lion Nathan Ltd.	56	772
Live Nation, Inc. (a)	2	63
Loblaw Cos Ltd.	4	476
L'Oreal SA	32	2,148
Manpower, Inc.	85	56
Marine Harvest (a)	55	2,078
McCormick & Co., Inc.	32	1,668

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
McKesson Corp.	18	110
Meiji Dairies Corp.	25	128
Meiji Seika Kaisha Ltd.	28	111
Metcash Ltd.	2	159
Metro AG	3	73
Metro, Inc.	10	57
Michael Page International PLC	113	2,810
Millennium Pharmaceuticals, Inc. (a)	22	1,542
Millipore Corp. (a)	18	438
Monster Worldwide, Inc. (a)	9	333
Moody's Corp.	167	1,792
MPS Group, Inc. (a)	31	1,288
Myriad Genetics, Inc. (a)	30	145
Nektar Therapeutics (a)	6	2,878
Nestle SA	23	109
Nichirei Corp.	10	128
Nippon Meat Packers, Inc.	19	84
Nippon Suisan Kaisha Ltd.	4	165
Nissha Printing Co. Ltd.	12	129
Nisshin Seifun Group, Inc.	4	140
Nissin Food Products Co. Ltd.	1	91
Novozymes A/S	1	73
Nutreco Holding NV	55	109
Olam International Ltd.	2	153
Oriflame Cosmetics SA	36	67
Pacific Brands Ltd.	46	1,168
Parexel International Corp. (a)	11	100
Park24 Co. Ltd.	30	103
Parmalat SpA	18	239
PDL BioPharma, Inc. (a)	42	1,416
Pepsi Bottling Group, Inc.	14	360
PepsiAmericas, Inc.	137	9,389
PepsiCo, Inc.	38	1,271
Performance Food Group Co. (a)	2	231
Pernod-Ricard SA	41	1,698
Pharmaceutical Product Development, Inc.	109	5,562
Philip Morris International, Inc. (a)	21	54
Premier Foods PLC	3	131
Pre-Paid Legal Services, Inc. (a)	248	16,628
Procter & Gamble Co.	6	134
Qiagen NV (a)	11	110
QP Corp.	20	1,221
RalCorp Holdings, Inc. (a)	2	85
Randstad Holding NV	45	883
Regeneron Pharmaceuticals, Inc. (a)	1	62
Remy Cointreau SA	105	2,261
Rent-A-Center, Inc. (a)	34	65
Rentokil Initial PLC	17	344
Resources Connection, Inc. (a)	4	215

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Reynolds American, Inc.	64	1,517
Robert Half International, Inc.	94	2,880
RR Donnelley & Sons Co.	13	302
SABMiller PLC	13	411
Safeway, Inc.	174	3,306
SAIC, Inc. (a)	18	134
Sapporo Holdings Ltd.	4	108
Saputo, Inc.	17	247
Sara Lee Corp.	23	502
Savient Pharmaceuticals, Inc. (a)	7	326
Secom Co. Ltd.	7	90
Securitas AB	12	105
Serco Group PLC	290	3,222
Service Corporation International	13	312
Shiseido Co. Ltd.	12	66
Silex Systems Ltd. (a)	47	1,348
Smithfield Foods, Inc. (a)	1	51
Societe BIC SA	1	120
Societe Des Autoroutes SA	7	98
Sohgo Security Services Co. Ltd.	44	1,219
Sotheby's	42	207
Spherion Corp. (a)	3	88
Stantec, Inc. (a)	62	423
Stewart Enterprises, Inc.	10	1,857
Strayer Education, Inc.	96	3,178
Supervalu, Inc.	6	132
Swedish Match AB	45	1,376
Sysco Corp.	17	114
Takara Holdings, Inc.	9	95
Tate & Lyle PLC	15	344
TeleTech Holdings, Inc. (a)	122	1,040
Tesco PLC	602	122
Thai Beverage PCL	31	1,546
Tingyi Cayman Islands Holding Corp.	123	164
Toppan Printing Co. Ltd.	22	245
Toyo Suisan Kaisha Ltd.	7	124
Transurban Group	32	207
Tupperware Brands Corp.	58	2,285
Tyson Foods, Inc.	142	2,528
Unicharm Corp.	2	139
Unilever NV	26	877
Unilever PLC	20	677
United Natural Foods, Inc. (a)	15	297
United Rentals, Inc. (a)	77	1,451
Universal Corp./Richmond VA	26	1,669
UST, Inc.	68	3,541
Valassis Communications, Inc. (a)	32	454
Vedior NV	4	111
Vertex Pharmaceuticals, Inc. (a)	20	510

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Viad Corp.	14	440
VistaPrint Ltd. (a)	33	1,123
Watson Wyatt Worldwide, Inc.	28	1,641
WD-40 Co.	11	342
Weight Watchers International, Inc.	5	229
Western Union Co./The	86	1,978
Whole Foods Market, Inc.	54	1,763
Wilmar International Ltd.	81	275
WM Morrison Supermarkets PLC	35	199
WM Wrigley Jr Co.	25	1,906
Woolworths Ltd.	40	1,083
Yakult Honsha Co. Ltd.	5	133
Yamazaki Baking Co. Ltd.	14	148
		211,766

Energy (3.03%)
Acergy SA	4	99
Advantage Energy Income Fund	3	36
Alpha Natural Resources, Inc. (a)	45	2,189
Anadarko Petroleum Corp.	32	2,130
APA Group	31	96
Apache Corp.	22	2,963
ARC Energy Trust	5	129
Arch Coal, Inc.	36	2,065
Arrow Energy Ltd. (a)	44	97
Atwood Oceanics, Inc. (a)	18	1,812
Australian Worldwide Exploration Ltd. (a)	37	127
Baker Hughes, Inc.	34	2,750
Beach Petroleum Ltd.	93	106
BG Group PLC	55	1,346
BP PLC	299	3,632
Cabot Oil & Gas Corp.	93	5,298
Caltex Australia Ltd.	5	57
Cameron International Corp. (a)	74	3,643
Canadian Natural Resources Ltd.	8	680
Canadian Oil Sands Trust	4	180
Cheniere Energy, Inc. (a)	36	351
Chesapeake Energy Corp.	33	1,706
Chevron Corp.	111	10,673
China Gas Holdings Ltd.	293	91
Cia Espanola de Petroleos SA	1	110
Cimarex Energy Co.	31	1,931
CNOOC Ltd.	480	848
Cnpc Hong Kong Ltd.	175	84
ConocoPhillips Co.	80	6,892
Consol Energy, Inc.	63	5,100
Core Laboratories NV (a)	23	2,881
Cosmo Oil Co. Ltd.	22	73
Covanta Holding Corp. (a)	17	453

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Crosstex Energy, Inc.	37	1,281
Delta Petroleum Corp. (a)	77	1,890
Denbury Resources, Inc. (a)	62	1,895
Devon Energy Corp.	21	2,381
Diamond Offshore Drilling, Inc.	3	376
Duvernay Oil Corp. (a)	3	143
El Paso Corp.	296	5,073
Enbridge, Inc.	5	206
EnCana Corp.	12	968
Encore Acquisition Co. (a)	50	2,282
Enerplus Resources Fund	2	90
ENI SpA	38	1,468
ENSCO International, Inc.	36	2,294
Ensign Energy Services, Inc.	6	128
EOG Resources, Inc.	18	2,349
EXCO Resources, Inc. (a)	91	2,031
Exterran Holdings, Inc. (a)	20	1,336
Exxon Mobil Corp.	289	26,897
First Solar, Inc. (a)	8	2,336
FMC Technologies, Inc. (a)	33	2,218
Fording Canadian Coal Trust	1	62
Fugro NV	2	179
Global Industries Ltd. (a)	68	1,085
Grey Wolf, Inc. (a)	283	1,774
Halliburton Co.	86	3,948
Headwaters, Inc. (a)	22	251
Helix Energy Solutions Group, Inc. (a)	11	380
Helmerich & Payne, Inc.	39	2,096
Hercules Offshore, Inc. (a)	34	896
Hess Corp.	20	2,124
Holly Corp.	30	1,244
Husky Energy, Inc.	4	181
Idemitsu Kosan Co. Ltd.	1	85
Imperial Oil Ltd.	4	236
ION Geophysical Corp. (a)	37	589
Japan Petroleum Exploration Co.	2	138
John Wood Group PLC	16	137
Lundin Petroleum AB (a)	10	140
Marathon Oil Corp.	30	1,367
Mariner Energy, Inc. (a)	108	2,976
National Fuel Gas Co.	26	1,331
National Oilwell Varco, Inc. (a)	50	3,423
Neste Oil OYJ	3	91
Nexen, Inc.	7	242
Niko Resources Ltd.	1	90
Nippon Mining Holdings, Inc.	31	192
Nippon Oil Corp.	48	329
Noble Corp.	91	5,121
Occidental Petroleum Corp.	51	4,244

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Oceaneering International, Inc. (a)	13	868
Oil Search Ltd.	33	148
Oilexco, Inc. (a)	9	137
OMV AG	2	151
Oneok, Inc.	35	1,684
OPTI Canada, Inc. (a)	5	106
Origin Energy Ltd.	29	382
Parker Drilling Co. (a)	72	577
Patriot Coal Corp. (a)	15	991
Peabody Energy Corp.	20	1,223
Pengrowth Energy Trust	6	118
Penn Virginia Corp.	30	1,575
Penn West Energy Trust	3	90
Petro-Canada	8	401
Petrofac Ltd.	12	141
Pride International, Inc. (a)	64	2,717
Q-Cells AG (a)	1	117
Questar Corp.	59	3,660
Quicksilver Resources, Inc. (a)	32	1,328
Range Resources Corp.	36	2,390
Renewable Energy Corp. AS (a)	3	103
Repsol YPF SA	12	488
Rowan Cos, Inc.	35	1,365
Royal Dutch Shell PLC - A Shares	38	1,532
Royal Dutch Shell PLC - B Shares	42	1,682
Saipem SpA	4	176
Santos Ltd.	20	300
Saras SpA	18	103
SBM Offshore NV	3	115
Schlumberger Ltd.	101	10,156
Seacor Holdings, Inc. (a)	16	1,362
Seadrill Ltd.	5	152
Showa Shell Sekiyu KK	9	95
Singapore Petroleum Co. Ltd.	25	133
Smith International, Inc.	69	5,279
Solarworld AG	2	107
Southwestern Energy Co. (a)	108	4,569
Spectra Energy Corp.	19	469
St Mary Land & Exploration Co.	41	1,793
StatoilHydro ASA	19	689
Stone Energy Corp. (a)	42	2,559
Suncor Energy, Inc.	7	790
Sunoco, Inc.	52	2,413
Sunpower Corp. (a)	6	524
Superior Energy Services, Inc. (a)	77	3,417
Talisman Energy, Inc.	16	324
Technip SA	2	185
Tesoro Corp.	65	1,634
Tetra Technologies, Inc. (a)	90	1,463

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
TonenGeneral Sekiyu KK	11	95
Total SA	35	2,949
TransCanada Corp.	8	293
Transocean, Inc.	28	4,129
Trican Well Service Ltd.	6	135
Tullow Oil PLC	11	165
Ultra Petroleum Corp. (a)	48	3,989
UTS Energy Corp. (a)	19	102
Valero Energy Corp.	27	1,319
Vestas Wind Systems A/S (a)	3	329
Weatherford International Ltd. (a)	36	2,904
W-H Energy Services, Inc. (a)	21	1,623
Woodside Petroleum Ltd.	15	791
XTO Energy, Inc.	34	2,103
		236,928

Financial (5.70%)
The 77 Bank Ltd.	16	95
Aareal Bank AG	2	75
Abacus Property Group	65	85
ACE Ltd.	10	603
ACOM Co. Ltd.	3	93
Admiral Group PLC	7	121
Aegon NV	22	355
Aeon Credit Service Co. Ltd.	8	127
Aeon Mall Co. Ltd.	4	125
Affiliated Managers Group, Inc. (a)	5	497
AGF Management Ltd.	3	71
Agile Property Holdings Ltd.	61	85
The Aichi Bank Ltd.	1	86
Aiful Corp.	4	78
Aioi Insurance Co. Ltd.	18	113
The Akita Bank Ltd.	22	96
The Allstate Corp.	21	1,058
Alexandria Real Estate Equities, Inc.	22	2,311
Allco Finance Group Ltd.	12	12
Alleanza Assicurazioni SpA	9	118
Alleghany Corp. (a)	1	351
Allgreen Properties Ltd.	91	87
Alliance & Leicester PLC	7	72
Allianz SE	7	1,428
Allied Irish Banks PLC	14	295
Allied World Assurance Co.	6	247
Alpha Bank AE	6	205
AMB Property Corp.	25	1,444
AMBAC Financial Group, Inc.	19	88
Amcore Financial, Inc.	15	187
American Express Co.	101	4,850
American Financial Group, Inc.	13	356

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
American International Group, Inc.	133	6,145
American National Insurance Co.	3	335
AmeriCredit Corp. (a)	22	307
Ameriprise Financial, Inc.	6	285
Amlin PLC	16	88
AMP Ltd.	62	458
Anchor BanCorp. Wisconsin, Inc.	13	197
Anglo Irish Bank Corp. PLC	11	152
Annaly Capital Management, Inc.	158	2,648
AON Corp.	5	227
Apartment Investment & Management Co.	17	629
Arch Capital Group Ltd. (a)	24	1,696
Arthur J Gallagher & Co.	18	442
Ascendas Real Estate Investment Trust	61	116
Aspen Insurance Holdings Ltd.	17	442
Assicurazioni Generali SpA	19	847
Associated Banc Corp.	45	1,272
Assurant, Inc.	31	2,015
Assured Guaranty Ltd.	12	303
Astoria Financial Corp.	16	379
ASX Ltd.	6	203
Australia & New Zealand Banking Group	60	1,240
AvalonBay Communities, Inc.	20	2,040
Aviva PLC	40	501
The Awa Bank Ltd.	23	148
AXA Asia Pacific Holdings Ltd.	30	168
AXA SA	28	1,045
Axis Capital Holdings Ltd.	43	1,458
Azimut Holding SpA	6	66
Babcock & Brown Ltd.	9	125
Baloise Holding AG	1	110
Banca Carige SpA	23	91
Banca Monte dei Paschi di Sien EU	19	65
Banca Popolare di Milano Scarl	7	87
Banco Bilbao Vizcaya Arg.	55	1,269
Banco BPI SA	12	68
Banco Comercial Portugues SA	52	147
Banco de Valencia SA	2	112
Banco Espirito Santo SA	5	95
Banco Pastor SA	5	79
Banco Popular Espanol SA	12	208
Banco Santander SA	96	2,077
BanCorpsouth, Inc.	73	1,754
Bank of America Corp.	231	8,672
Bank of East Asia Ltd.	51	291
Bank of Ikeda Ltd.	2	57
Bank of Ireland	15	208
Bank of Kyoto Ltd.	12	153
Bank of Montreal	8	398

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Bank of Nagoya Ltd.	17	117
Bank of New York Mellon Corp.	71	3,091
Bank of Nova Scotia	15	712
Bank of Queensland Ltd.	7	107
Bank of Yokohama Ltd.	46	337
Bankinter SA	6	93
Barclays PLC	101	917
BB&T Corp.	16	549
The Bear Stearns Cos, Inc.	3	32
Bellevue Group AG	1	63
Bendigo Bank Ltd.	16	185
BioMed Realty Trust, Inc.	64	1,664
BNP Paribas SA	14	1,514
BOC Hong Kong Holdings Ltd.	118	305
BOK Financial Corp.	5	286
Bolsas Y Mercados Espanoles SA	2	101
Boston Properties, Inc.	5	502
Bradford & Bingley PLC	13	42
Brandywine Realty Trust	83	1,448
BRE Properties, Inc.	34	1,630
Brit Insurance Holdings PLC	16	78
British Land Co. PLC	8	134
Brookfield Asset Management, Inc.	9	294
Cabcharge Australia Ltd.	10	85
Cambridge Industrial Trust	60	31
Camden Property Trust	9	476
Canadian Imperial Bank of Commerce	5	368
CapitaCommercial Trust	62	102
Capital One Financial Corp.	13	689
CapitaLand Ltd.	55	275
CapitalSource, Inc.	61	857
CapitaMall Trust	44	113
Cathay General BanCorp.	53	904
Catlin Group Ltd.	11	86
Cattles PLC	14	67
CB Richard Ellis Group, Inc. (a)	83	1,919
Centro Properties Group	28	12
Centro Retail Group	71	32
CFS Retail Property Trust	66	139
Challenger Financial Services Group Ltd.	23	45
The Charles Schwab Corp.	54	1,166
Cheung Kong Holdings Ltd.	48	748
The Chiba Bank Ltd.	30	236
China Everbright Ltd.	46	117
China Insurance International Holdings Co.	44	117
China Overseas Land & Investments Ltd.	116	244
China Resources Land Ltd.	59	122
Chinese Estates Holdings Ltd.	59	93
Chubb Corp.	12	636

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
The Chugoku Bank Ltd.	8	120
Chuo Mitsui Trust Holdings, Inc.	33	235
Cigna Corp.	9	384
Cincinnati Financial Corp.	46	1,651
CIT Group, Inc.	90	980
CITIC International Financial Holdings Ltd.	129	86
Citigroup, Inc.	271	6,848
Citizens Republic BanCorp., Inc.	49	404
City Developments Ltd.	16	143
City National Corp.	7	340
CME Group, Inc.	5	2,287
CNP Assurances SA	1	119
Colonial BancGroup, Inc.	28	228
Colonial Properties Trust	52	1,260
Comerica, Inc.	58	2,014
Commerce Bancshares, Inc.	26	1,131
Commerce Group, Inc.	79	2,879
Commerzbank AG	9	328
Commonwealth Bank of Australia	43	1,820
Commonwealth Property Office Fund	79	105
Conseco, Inc. (a)	38	443
Corio NV	1	94
Corporacion Financiera Alba, SA	1	70
Corporate Office Properties Trust	38	1,417
Countrywide Financial Corp.	17	98
Cousins Properties, Inc.	49	1,245
Credit Agricole SA	11	372
Credit Saison Co. Ltd.	6	162
Credit Suisse Group	16	891
Cullen/Frost Bankers, Inc.	13	726
Dah Sing Financial Holdings Ltd.	12	87
Daishi Bank Ltd.	25	107
Daito Trust Cons Ltd.	3	140
Daiwa Securities Group, Inc.	46	456
Danske Bank A/S	7	243
DB RREEF Trust	95	158
DBS Group Holdings Ltd.	37	542
DCT Industrial Trust, Inc.	160	1,600
Deerfield Capital Corp.	3	4
Delphi Financial Group, Inc.	1	14
Derwent London PLC	3	80
Deutsche Bank AG	8	963
Deutsche Boerse AG	3	439
Deutsche Postbank AG	1	88
Dexia SA	9	251
DiamondRock Hospitality Co.	94	1,199
Digital Realty Trust, Inc.	41	1,589
Dime Community Bancshares, Inc.	47	877
DnB NOR ASA	11	165

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Downey Financial Corp.	11	156
Duke Realty Corp.	53	1,294
EFG Eurobank Ergasias SA	4	124
Endurance Specialty Holdings Ltd.	11	408
Equity Lifestyle Properties, Inc.	28	1,384
Equity Residential Property Trust	9	374
Erie Indemnity Co.	10	534
Erste Bank der Oesterreichisch AG	3	224
Essex Property Trust, Inc.	25	2,975
Eurazeo	1	130
Eurocommercial Properties NV	2	116
Everest Re Group Ltd.	28	2,530
Fannie Mae	34	962
Federal Realty Investment Trust	22	1,807
Federated Investors, Inc.	36	1,205
FelCor Lodging Trust, Inc.	40	504
Fidelity National Financial, Inc.	81	1,295
Fifth Third BanCorp.	14	300
Fimalac SA	1	60
First American Corp.	42	1,378
First BanCorp.	41	422
First Horizon National Corp.	23	248
First Marblehead Corp.	13	48
First Midwest BanCorp., Inc.	54	1,379
First Niagara Financial Group	114	1,645
FirstFed Financial Corp. (a)	7	107
FirstMerit Corp.	81	1,662
FKP Property Group	18	60
FNB Corp.	71	1,098
Fondiaria-Sai SpA	2	81
Forest City Enterprises, Inc.	9	332
Forestar Real Estate Group, Inc. (a)	38	946
Fortis	20	547
Franklin Resources, Inc.	19	1,808
Franklin Street Properties Corp.	75	1,108
Fraser and Neave Ltd.	36	127
Freddie Mac	20	498
Fremont General Corp. (a)	40	9
Friedman Billings Ramsey Group	80	199
Friends Provident PLC	33	78
Frontier Financial Corp.	30	480
Fuji Fire & Marine Insurance Co.	28	91
Fulton Financial Corp.	165	2,058
Fuyo General Lease Co. Ltd.	3	93
Genting International PLC (a)	184	83
Genworth Financial, Inc.	13	300
Goldcrest Co. Ltd.	2	58
Goldman Sachs Group, Inc.	22	4,210
Goodman Group	48	205

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
GPT Group	68	214
Gramercy Capital Corp.	24	456
Great Eagle Holdings Ltd.	29	84
Great Eastern Holdings Ltd.	9	110
Great Portland Estates PLC	8	73
Great-West Lifeco, Inc.	4	124
Greentown China Holdings Ltd.	45	53
Guaranty Financial Group, Inc. (a)	4	31
The Gunma Bank Ltd.	16	128
Guoco Group Ltd.	7	75
GZI Real Estate Investment Trust	90	34
Hachijuni Bank Ltd.	17	112
Hammerson PLC	4	80
Hang Lung Group Ltd.	28	151
Hang Lung Properties Ltd.	60	244
Hang Seng Bank Ltd.	23	461
Hannover Rueckversicherung AG	2	109
Hartford Financial Services Group, Inc.	23	1,639
Hbos PLC	58	542
HCC Insurance Holdings, Inc.	60	1,481
HCP, Inc.	70	2,499
Health Care REIT, Inc.	106	5,136
Healthcare Realty Trust, Inc.	56	1,586
Heiwa Real Estate Co. Ltd.	15	76
Henderson Investment Ltd.	66	8
Henderson Land Development Corp.	35	267
Higo Bank Ltd.	16	100
Hilb Rogal & Hobbs Co.	43	1,244
Hiroshima Bank Ltd.	21	116
Hokuhoku Financial Group, Inc.	46	146
The Hokkoku Bank Ltd.	25	107
Home Properties, Inc.	26	1,367
Hong Kong Exchanges and Clearing Ltd.	35	715
Hongkong Land Holdings Ltd.	61	277
Hopewell Holdings Ltd.	25	109
Hopson Development Holdings Ltd.	30	64
Horace Mann Educators Corp.	29	491
Hospitality Properties Trust	35	1,125
Host Hotels & Resorts, Inc.	16	275
HRPT Properties Trust	224	1,552
HSBC Holdings PLC	180	3,149
Hudson City BanCorp., Inc.	207	3,960
Huntington Bancshares, Inc.	114	1,070
The Hyakugo Bank Ltd.	17	111
The Hyakujushi Bank Ltd.	21	125
Hypo Real Estate Holding AG	2	75
Hysan Development Co. Ltd.	42	122
ICAP PLC	11	128
ICBC Asia	44	120

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
IG Group Holdings PLC	16	115
IGM Financial, Inc.	2	95
Immoeast AG (a)	8	82
Immofinanz AG	9	100
Industrial Alliance Insurance	3	118
IndyMac BanCorp., Inc.	39	127
ING Canada, Inc.	2	78
ING Groep NV	32	1,225
ING Industrial Fund	51	101
ING Office Fund	75	99
Insurance Australia Group Ltd.	59	242
IntercontinentalExchange, Inc. (a)	24	3,724
International Bancshares Corp.	75	1,874
Intesa Sanpaolo RNC	15	107
Intesa Sanpaolo SpA	148	1,110
Invesco Ltd.	6	154
Investec PLC	9	64
Investment Technology Group, Inc. (a)	29	1,400
Investor AB - A Shares	4	92
Investor AB - B Shares	7	167
IPC Holdings Ltd.	14	408
Irish Life & Permanent PLC	4	65
iStar Financial, Inc.	27	520
IVG Immobilien AG	3	76
Iyo Bank Ltd.	12	137
JAFCO Co. Ltd.	2	80
Janus Capital Group, Inc.	52	1,459
Japan Securities Finance Co. Ltd.	8	66
Jefferies Group, Inc.	20	376
Jones Lang LaSalle, Inc.	6	466
The Joyo Bank Ltd.	27	153
JPMorgan Chase & Co.	173	8,243
The Juroku Bank Ltd.	18	106
Jyske Bank A/S (a)	1	69
The Kagoshima Bank Ltd.	15	120
KBC Groep NV	3	408
The Keiyo Bank Ltd.	19	134
Keppel Land Ltd.	20	89
Kerry Properties Ltd.	15	102
KeyCorp.	12	290
Kilroy Realty Corp.	26	1,360
Kimco Realty Corp.	68	2,714
Kinnevik Investment AB	6	129
Kiyo Holdings, Inc.	71	113
Knight Capital Group, Inc. (a)	99	1,852
Kowloon Development Co. Ltd.	49	108
Kungsleden AB	8	80
LaBranche & Co., Inc. (a)	38	243
Land Securities Group PLC	7	214

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
LaSalle Hotel Properties	49	1,571
Legal & General Group PLC	101	255
Lehman Brothers Holdings, Inc.	36	1,593
Lend Lease Corp. Ltd.	11	129
Leopalace21 Corp.	4	71
Lexington Realty Trust	40	576
Liberty International PLC	5	98
Liberty Property Trust	50	1,752
Lincoln National Corp.	8	430
Link REIT	55	132
Lloyds TSB Group PLC	87	748
Loews Corp.	13	547
London Stock Exchange Group PLC	4	86
M&T Bank Corp.	2	186
The Macerich Co.	29	2,121
Mack-Cali Realty Corp.	12	468
Macquarie Communications Infrastructure Group	21	89
Macquarie CountryWide Trust	64	84
Macquarie DDR Trust	106	58
Macquarie Group Ltd.	8	479
Macquarie Infrastructure Group	89	238
Macquarie Office Trust	83	81
Man Group PLC	25	289
Manulife Financial Corp.	24	938
Mapfre SA	23	117
Markel Corp. (a)	2	869
Marsh & McLennan Cos, Inc.	16	441
Marshall & Ilsley Corp.	77	1,923
MBIA, Inc.	128	1,331
Mediobanca SpA	6	126
Meinl European Land Ltd. (a)	5	66
Mercury General Corp.	6	299
Merrill Lynch & Co., Inc.	51	2,541
Merrill Lynch Canada, Inc.	1	51
MetLife, Inc.	32	1,947
MGIC Investment Corp.	15	195
MI Developments, Inc.	3	80
Mid-America Apartment Communities	30	1,590
Millea Holdings, Inc.	27	1,145
Mirvac Group	33	131
Mitsubishi Estate Co. Ltd.	45	1,307
Mitsubishi UFJ Financial Group	1,670	18,373
Mitsubishi UFJ Lease & Finance Co. Ltd.	2	98
Mitsubishi UFJ Nicos Co. Ltd.	40	153
Mitsui Fudosan Co. Ltd.	29	731
Mitsui Sumitomo Insurance Group (a)	14	557
Mizuho Financial Group, Inc.	2	10,386
Mizuho Trust & Banking Co. Ltd.	56	93
Montpelier Re Holdings Ltd.	16	264

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Morgan Stanley	60	2,916
Muenchener Rueckversicherungs AG	3	581
Musashino Bank Ltd.	2	87
The Nanto Bank Ltd.	21	108
The Nasdaq Stock Market, Inc. (a)	28	1,021
National Australia Bank Ltd.	53	1,511
National Bank of Canada	2	107
National Bank of Greece SA	7	389
National City Corp.	38	239
National Financial Partners Co.	26	700
National Retail Properties, Inc.	71	1,627
Nationwide Financial Services, Inc.	66	3,308
Nationwide Health Properties, Inc.	95	3,422
New World Development Ltd.	74	191
New York Community BanCorp., Inc.	108	2,016
NewAlliance Bancshares, Inc.	115	1,548
Newcastle Investment Corp.	29	287
Nexity Financial Corp.	1	45
Nipponkoa Insurance Co. Ltd.	27	263
The Nishi-Nippon City Bank Ltd.	32	98
Nissay Dowa General Insurance Co. Ltd.	19	111
Nomura Holdings, Inc.	163	2,834
Nomura Real Estate Holdings	4	81
Nordea Bank AB	32	530
Northern Rock PLC	7	13
Nymex Holdings, Inc.	3	278
NYSE Euronext, Inc.	10	661
Ogaki Kyoritsu Bank Ltd.	22	113
Oita Bank Ltd.	17	120
Okasan Holdings, Inc.	17	92
OKO Bank PLC	6	120
Old Mutual PLC	85	217
Old National BanCorp.	107	1,831
Old Republic International Corp.	120	1,722
Onex Corp.	3	94
ORIX Corp.	3	541
Oversea-Chinese Banking Corp.	82	535
Pacific Capital BanCorp. NA	75	1,529
Pargesa Holding SA	1	115
Park National Corp.	4	304
PartnerRe Ltd.	20	1,480
Pennsylvania Real Estate Investment Trust	62	1,561
Perpetual Ltd.	2	103
PFF BanCorp., Inc.	14	53
Philadelphia Consolidated Holding Corp. (a)	39	1,438
The Phoenix Cos, Inc.	165	2,145
Piper Jaffray Cos (a)	6	224
Piraeus Bank SA	5	171
Platinum Underwriters Holdings Ltd.	54	1,937

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
The PMI Group, Inc.	16	90
PNC Financial Services Group, Inc.	10	694
Popular, Inc.	96	1,197
Power Corporation of Canada	5	175
Power Financial Corp.	4	148
Principal Financial Group, Inc.	8	429
ProAssurance Corp. (a)	21	1,109
Promise Co. Ltd.	4	127
Prosperity REIT	172	36
Protective Life Corp.	15	639
Provident Bankshares Corp.	17	218
Provident Financial Services, Inc.	33	509
Prudential Financial, Inc.	30	2,271
Prudential PLC	38	521
PSP Swiss Property AG	2	124
Public Storage, Inc.	5	454
QBE Insurance Group Ltd.	28	668
Quintain Estates & Development PLC	6	49
Radian Group, Inc.	15	81
Raiffeisen International Bank-Holding AG	1	163
RAIT Financial Trust	34	258
Ratos AB	3	105
Raymond James Financial, Inc.	18	518
Realty, Income Corp.	96	2,526
Redwood Trust, Inc.	31	1,032
Regency Centers Corp.	28	2,004
Regions Financial Corp.	21	460
Reinsurance Group of America, Inc.	7	364
RenaissanceRe Holdings Ltd.	33	1,698
Resolution PLC	11	157
RioCan REIT	5	104
RLI Corp.	8	384
Royal & Sun Alliance Insurance Group PLC	46	123
Royal Bank of Canada	20	954
Royal Bank of Scotland Group PLC	146	1,001
Safeco Corp.	26	1,735
Sampo Oyj	8	227
San-In Godo Bank Ltd.	12	106
Schroders PLC	4	84
Segro PLC	9	83
Selective Insurance Group	53	1,130
Senior Housing Properties Trust	79	1,892
The Senshu Bank Ltd.	43	94
Shenzhen Investment Ltd.	125	68
The Shiga Bank Ltd.	17	113
Shimao Property Holdings Ltd.	40	80
Shinko Securities Co. Ltd.	22	75
Shinsei Bank Ltd.	49	216
The Shizuoka Bank Ltd.	23	282

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Shui On Land Ltd.	103	102
Shun Tak Holdings Ltd.	69	92
Simon Property Group, Inc.	16	1,598
Singapore Exchange Ltd.	35	222
Sino Land Co	48	121
Skandinaviska Enskilda Banken AB	8	194
SL Green Realty Corp.	15	1,392
Societa Cattolica di Assicuraz	2	108
Societe Generale	7	822
Sompo Japan Insurance, Inc.	33	367
The South Financial Group, Inc.	112	676
Sovereign BanCorp., Inc.	124	926
St George Bank Ltd.	18	452
Standard Chartered PLC	22	785
Standard Life PLC	32	159
State Street Corp.	18	1,299
Sterling Bancshares, Inc.	39	405
Sterling Financial Corp.	85	1,038
Stockland Trust Group	47	321
Storebrand ASA	7	67
Strategic Hotels & Resorts, Inc.	119	1,715
Sumitomo Mitsui Financial Group, Inc.	1	8,607
Sumitomo Real Estate Sales Co.	1	42
Sumitomo Realty & Development Ltd.	16	400
Sumitomo Trust & Banking Co. Ltd.	55	495
Sun Hung Kai Properties Ltd.	45	788
Sun Life Financial, Inc.	9	435
SunCorp-Metway Ltd.	31	399
Sunstone Hotel Investors, Inc.	69	1,289
Suntec REIT	87	97
SunTrust Banks, Inc.	18	1,004
Suruga Bank Ltd.	9	127
Susquehanna Bancshares, Inc.	130	2,586
SVB Financial Group (a)	26	1,265
Svenska Handelsbanken AB	8	222
Swedbank AB	6	152
Swiss Reinsurance AG	6	500
SWS Group, Inc.	19	249
Sydbank A/S	2	75
Synovus Financial Corp.	141	1,669
T Rowe Price Group, Inc.	90	5,270
T&D Holdings, Inc.	8	509
Takefuji Corp.	4	95
Taubman Centers, Inc.	35	1,983
TCF Financial Corp.	23	400
TD Ameritrade Holding Corp. (a)	9	163
Thornburg Mortgage, Inc.	180	220
The Toho Bank Ltd.	25	110
Tokai Tokyo Securities Co. Ltd.	19	77

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Tokyo Tatemono Co. Ltd.	10	87
The Tokyo Tomin Bank Ltd.	3	64
Tokyu Land Corp.	15	112
Torchmark Corp.	29	1,877
Toronto-Dominion Bank	36	2,353
The Travelers Cos, Inc.	24	1,210
Trustco Bank Corp.	50	437
Trustmark Corp.	81	1,764
TrygVesta AS	1	86
UBS AG (a)	30	1,029
UCBH Holdings, Inc.	116	844
UDR, Inc.	50	1,264
Umpqua Holdings Corp.	100	1,475
Unibail-Rodamco	1	259
UniCredit SpA	189	1,441
UnionBanCal Corp.	10	525
Unione di Banche Italiane SCPA	10	265
Unipol Gruppo Finanziario SpA	32	105
United Bankshares, Inc.	48	1,396
United Industrial Corp. Ltd.	53	107
United Overseas Bank Ltd.	40	602
Unitrin, Inc.	10	379
Unum Group	164	3,806
UOL Group Ltd.	30	84
Urban Corp.	7	38
US BanCorp.	108	3,660
Valad Property Group	68	61
Valley National BanCorp	21	403
Van Lanschot NV	1	109
Vastned Retail NV	1	102
Ventas, Inc.	59	2,865
W Holding Co., Inc.	62	65
Wachovia Corp.	119	3,469
Waddell & Reed Financial, Inc.	32	1,084
Washington Federal, Inc.	83	1,974
Washington Mutual, Inc.	26	320
Webster Financial Corp.	60	1,563
Weingarten Realty Investors	15	553
Wells Fargo & Co.	185	5,502
Westfield Group	60	1,033
Westpac Banking Corp.	61	1,409
Wheelock & Co. Ltd.	42	132
White Mountains Insurance Group Ltd.	3	1,426
Whitney Holding Corp.	65	1,520
Willis Group Holdings Ltd.	38	1,319
Wilmington Trust Corp.	12	395
Wing Hang Bank Ltd.	9	121
Wing Lung Bank Ltd.	10	180
Wing Tai Holdings Ltd.	44	65

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
WR Berkley Corp.	50	1,283
XL Capital Ltd.	5	174
Yamaguchi Financial Group, Inc.	9	114
The Yamanashi Chuo Bank Ltd.	17	112
Yanlord Land Group Ltd.	51	89
Zenith National Insurance Corp.	40	1,486
Zurich Financial Services AG	2	612
		444,532

Healthcare (2.49%)
Abbott Laboratories	85	4,484
Advanced Medical Optics, Inc. (a)	9	189
Aetna, Inc.	48	2,093
Alcon, Inc.	3	474
Alfresa Holdings Corp.	2	140
Alkermes, Inc. (a)	80	994
Allergan, Inc.	22	1,240
American Medical Systems Holdings, Inc. (a)	27	381
Amerigroup Corp. (a)	35	910
AmerisourceBergen Corp.	59	2,392
Amylin Pharmaceuticals, Inc. (a)	21	579
Apria Healthcare Group, Inc. (a)	51	899
Arthrocare Corp. (a)	34	1,532
Astellas Pharma, Inc.	18	736
AstraZeneca PLC	23	973
Barr Pharmaceuticals, Inc. (a)	41	2,059
Baxter International, Inc.	61	3,802
Beckman Coulter, Inc.	25	1,708
Becton Dickinson & Co.	17	1,520
BioMarin Pharmaceutical, Inc. (a)	91	3,318
Biovail Corp.	6	69
Boston Scientific Corp. (a)	101	1,346
Bristol-Myers Squibb Co.	122	2,680
Brookdale Senior Living, Inc.	6	157
Celesio AG	2	87
Cephalon, Inc. (a)	26	1,623
Chugai Pharmaceutical Co. Ltd.	9	125
Cochlear Ltd.	2	107
Coloplast A/S	1	96
Covance, Inc. (a)	25	2,095
Coventry Health Care, Inc. (a)	55	2,460
CR Bard, Inc.	25	2,354
Cubist Pharmaceuticals, Inc. (a)	21	407
CV Therapeutics, Inc. (a)	23	210
Daiichi Sankyo Co. Ltd.	23	633
Dainippon Sumitomo Pharma Co.	11	84
DaVita, Inc. (a)	27	1,415
Dentsply International, Inc.	36	1,399
Edwards Lifesciences Corp. (a)	39	2,161

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Eisai Co. Ltd.	9	319
Elan Corp. PLC (a)	7	191
Elekta AB	6	104
Eli Lilly & Co.	60	2,888
Endo Pharmaceuticals Holdings (a)	21	521
Essilor International SA	3	187
Express Scripts, Inc. (a)	24	1,680
Fisher & Paykel Healthcare Corp.	42	88
Forest Laboratories, Inc. (a)	37	1,284
Fresenius Medical Care AG & Co.	3	160
Fresenius SE	1	85
Gen-Probe, Inc. (a)	36	2,029
Getinge AB	5	128
Gilead Sciences, Inc. (a)	92	4,762
GlaxoSmithKline PLC	94	2,095
Grifols SA	5	140
Haemonetics Corp. (a)	30	1,717
Health Management Associates, Inc. (a)	327	2,332
Health Net, Inc. (a)	43	1,259
Healthscope Ltd.	23	118
Healthsouth Corp. (a)	54	1,062
Healthways, Inc. (a)	24	877
Hengan International Group Co.	32	114
Henry Schein, Inc. (a)	23	1,274
Herbalife Ltd.	7	306
Hisamitsu Pharmaceutical Co., Inc.	4	150
Hologic, Inc. (a)	224	6,539
Humana, Inc. (a)	57	2,724
Idexx Laboratories, Inc. (a)	59	3,139
Immucor, Inc. (a)	47	1,268
Intuitive Surgical, Inc. (a)	13	3,760
Invacare Corp.	17	307
Inverness Medical Innovations, Inc. (a)	54	1,998
Johnson & Johnson	154	10,332
Kinetic Concepts, Inc. (a)	8	317
King Pharmaceuticals, Inc. (a)	133	1,249
Kobayashi Pharmaceutical Co. Ltd.	3	105
Kyowa Hakko Kogyo Co. Ltd.	8	72
Laboratory Corporation of America Holdings (a)	29	2,193
Luxottica Group SpA	3	85
Magellan Health Services, Inc. (a)	26	1,003
Medarex, Inc. (a)	151	1,083
Medco Health Solutions, Inc. (a)	52	2,576
Mediceo Paltac Holdings Co. Ltd.	7	118
The Medicines Co. (a)	19	375
Medicis Pharmaceutical Corp.	67	1,380
Medtronic, Inc.	90	4,381
Mentor Corp.	12	351
Merck & Co., Inc.	131	4,983

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Merck KGAA	1	143
Miraca Holdings, Inc.	6	142
Mitsubishi Tanabe Pharma Corp.	9	108
Mochida Pharmaceutical Co. Ltd.	12	114
Mylan, Inc.	107	1,409
NBTY, Inc. (a)	48	1,351
Neurocrine Biosciences, Inc. (a)	15	81
Nipro Corp.	5	85
Novartis AG	38	1,933
Novo Nordisk A/S	6	413
Odyssey HealthCare, Inc. (a)	26	238
Omega Pharma SA	1	44
Omnicare, Inc.	27	549
Ono Pharmaceutical Co. Ltd.	4	212
Onyx Pharmaceuticals, Inc. (a)	36	1,266
Orion Oyj	4	84
OSI Pharmaceuticals, Inc. (a)	8	277
Parkway Holdings Ltd.	42	108
Patterson Cos, Inc. (a)	52	1,778
Pediatrix Medical Group, Inc. (a)	34	2,313
Perrigo Co.	107	4,386
Pfizer, Inc.	361	7,260
PharMerica Corp. (a)	8	136
Primary Health Care Ltd.	10	59
Psychiatric Solutions, Inc. (a)	37	1,284
Quest Diagnostics, Inc.	6	301
Resmed, Inc. (a)	12	517
Rhoen Klinikum AG	4	122
Roche Holding AG Genus	11	1,835
Rohto Pharmaceutical Co. Ltd.	10	107
Sanofi-Aventis SA	16	1,253
Santen Pharmaceutical Co. Ltd.	5	124
Schering-Plough Corp.	107	1,970
Sepracor, Inc. (a)	16	345
Shimadzu Corp.	10	98
Shionogi & Co. Ltd.	11	211
Shire PLC	9	168
Sigma Pharmaceuticals Ltd.	68	76
Smith & Nephew PLC	14	182
Sonic Healthcare Ltd.	9	129
Sonova Holding AG	1	85
St Jude Medical, Inc. (a)	40	1,751
Stada Arzneimittel AG	2	136
STERIS Corp.	60	1,663
Stryker Corp.	32	2,075
Sunrise Senior Living, Inc. (a)	54	1,158
Suzuken Co. Ltd.	3	113
Synthes, Inc.	1	138
Sysmex Corp.	3	122

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Taisho Pharmaceutical Co. Ltd.	8	153
Takeda Pharmaceutical Co. Ltd.	27	1,425
Techne Corp. (a)	27	1,958
Tenet Healthcare Corp. (a)	679	4,346
Terumo Corp.	7	345
Theravance, Inc. (a)	18	225
Tsumura & Co.	6	145
UCB SA	2	87
United Therapeutics Corp. (a)	14	1,183
UnitedHealth Group, Inc.	112	3,655
Universal Health Services, Inc.	8	501
Varian Medical Systems, Inc. (a)	31	1,453
VCA Antech, Inc. (a)	56	1,813
Watson Pharmaceuticals, Inc. (a)	56	1,738
WellCare Health Plans, Inc. (a)	5	219
WellPoint, Inc. (a)	24	1,194
West Pharmaceutical Services, Inc.	27	1,267
William Demant Holding A/S (a)	1	80
Wyeth	83	3,691
Zimmer Holdings, Inc. (a)	27	2,002
		194,071

Holding Companies (0.06%)
Ackermans & Van Haaren NV	1	102
Beijing Enterprises Holdings LLC	25	103
China Merchants Holdings International Co.	33	169
China Resources Enterprise Ltd.	35	128
Citic Pacific Ltd.	25	117
Citic Resources Holdings Ltd. (a)	148	69
First Pacific Co.	148	109
GEA Group AG	3	112
Groupe Bruxelles Lambert SA	1	127
Guangdong Investment Ltd.	162	79
Guangzhou Investment Co. Ltd.	339	76
Hutchison Whampoa Ltd.	70	686
IFIL - Investments SpA	10	84
Jardine Matheson Holdings Ltd.	14	430
Jardine Strategic Holdings Ltd.	13	225
LVMH Moet Hennessy Louis Vuitton	4	459
Melco International Development Ltd.	75	103
Noble Group Ltd.	97	160
NWS Holdings Ltd.	45	124
Shanghai Industrial Holdings Ltd.	25	104
Sherritt International Corp.	7	98
Swire Pacific Ltd. - A Shares	26	304
Swire Pacific Ltd. - B Shares	47	110
Washington H Soul Pattinson & Co.	13	105
Wharf Holdings Ltd.	40	202
		4,385

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Industrial (4.04%)
3M Co.	40	3,076
AAR Corp. (a)	14	328
ABB Ltd.	35	1,076
Actividades de Construccion y Servicios SA (ACS)	3	178
Actuant Corp.	38	1,287
Acuity Brands, Inc.	34	1,627
Adelaide Brighton Ltd.	38	124
Advantest Corp.	6	165
Aeroports de Paris	1	120
AGFA-Gevaert NV	5	37
Agilent Technologies, Inc. (a)	16	483
Albany International Corp.	31	1,125
Alfa Laval AB	2	132
Alliant Techsystems, Inc. (a)	23	2,524
Allied Waste Industries, Inc. (a)	155	1,916
Alps Electric Co. Ltd.	11	102
Alstom SA	2	465
Amada Co. Ltd.	13	108
Amcor Ltd.	30	191
Amec PLC	8	126
American Commercial Lines, Inc. (a)	38	601
Ametek, Inc.	42	2,038
Amphenol Corp.	45	2,078
Ansell Ltd.	11	119
Applera Corp. - Applied Biosyst	77	2,457
Aptargroup, Inc.	43	1,898
Arkansas Best Corp.	15	592
Arriva PLC	7	98
Arrow Electronics, Inc. (a)	21	571
Asahi Glass Co. Ltd.	39	465
Asahi Pretec Corp.	3	79
Assa Abloy AB	5	78
Astec Industries, Inc. (a)	8	293
Auckland International Airport	43	72
Avnet, Inc. (a)	39	1,021
BAE Systems PLC	52	482
Balfour Beatty PLC	12	105
BE Aerospace, Inc. (a)	89	3,592
Belden, Inc.	30	1,012
Bemis Co., Inc.	21	552
Benchmark Electronics, Inc. (a)	83	1,476
Bilfinger Berger AG	1	86
Boeing Co.	67	5,686
Bombardier, Inc. (a)	22	144
Boral Ltd.	20	117
Bouygues	4	300
Bradken Ltd.	12	93

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Briggs & Stratton Corp.	32	487
Brink's Co.	43	3,128
Brother Industries Ltd.	9	116
Bucyrus International, Inc.	36	4,533
Burlington Northern Santa Fe	22	2,256
Buzzi Unicem SpA	3	77
CAE, Inc.	8	92
Campbell Brothers Ltd.	5	129
Canadian National Railway Co.	7	367
Canadian Pacific Railway Ltd.	2	138
Cargotec Corp.	2	84
Carillion PLC	13	94
Carlisle Cos, Inc.	42	1,213
Casio Computer Co. Ltd.	9	134
Central Glass Co. Ltd.	19	72
Ceradyne, Inc. (a)	10	390
CH Robinson Worldwide, Inc.	57	3,573
Charter PLC	5	89
Checkpoint Systems, Inc. (a)	47	1,219
Cheung Kong Infrastructure Holdings Co.	30	130
China Grand Forestry Resources (a)	264	31
Chiyoda Corp.	6	45
Cie de Saint-Gobain SA	6	485
Cimpor Cimentos de Portugal SG	11	98
Cobham PLC	28	123
Coherent, Inc. (a)	10	298
ComfortDelgro Corp. Ltd.	80	103
Commercial Metals Co.	44	1,370
Comsys Holdings Corp.	10	90
Cookson Group PLC	8	113
Cooper Industries Ltd.	70	2,967
Cosco Corp. Singapore Ltd.	32	75
Crane Group Ltd.	7	99
CRH PLC	8	306
CSR Ltd.	38	113
CTS Corp.	24	270
Cummins, Inc.	65	4,072
Cymer, Inc. (a)	14	364
Daifuku Co. Ltd.	9	112
Daiichi Chuo Kisen Kaisha	15	101
Daikin Industries Ltd.	9	448
Dainippon Screen Manufacturing Co.	15	65
Danaher Corp.	26	2,029
Deere & Co.	24	2,018
Deutsche Post AG	13	407
Dionex Corp. (a)	15	1,173
Disco Corp.	2	98
Donaldson Co., Inc.	47	2,046
Downer EDI Ltd.	18	123

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
DRS Technologies, Inc.	28	1,748
Dyno Nobel Ltd.	59	163
EADS	5	126
Eagle Materials, Inc.	51	1,850
East Japan Railway Co.	1	7,972
Eastman Kodak Co.	127	2,272
Eaton Corp.	62	5,446
Ebara Corp.	23	83
Eiffage SA (a)	1	92
Electrocomponents PLC	21	78
EMCOR Group, Inc. (a)	51	1,278
Energizer Holdings, Inc. (a)	22	1,739
Energy Conversion Devices, Inc. (a)	49	1,597
ESCO Technologies, Inc. (a)	10	466
Esterline Technologies Corp. (a)	21	1,169
Expeditors International Washington, Inc.	73	3,401
Fanuc Ltd.	7	736
FedEx Corp.	14	1,342
Finmeccanica SpA	4	140
Finning International, Inc.	4	119
Firstgroup PLC	8	90
Fletcher Building Ltd.	16	107
Flir Systems, Inc. (a)	45	1,545
Flowserve Corp.	22	2,730
FLSmidth & Co.	1	106
Fluor Corp.	30	4,586
Fomento de Construcciones y Contratas (FCC)	1	72
Forward Air Corp.	10	341
Foster Wheeler Ltd. (a)	49	3,121
Fuji Electric Holdings Co. Ltd.	26	102
FUJIFILM Holdings Corp.	17	652
Fujikura Ltd.	17	75
Fukuyama Transporting Co. Ltd.	21	71
Funai Electric Co. Ltd.	2	75
Furukawa Electric Co. Ltd.	23	83
Futuris Corp. Ltd.	54	108
Gamesa Corporacion Tecnologica SA	3	146
Gardner Denver, Inc. (a)	41	1,904
Garmin Ltd.	12	491
General Cable Corp. (a)	50	3,350
General Dynamics Corp.	23	2,080
General Electric Co.	534	17,462
General Maritime Corp.	18	470
Gentex Corp.	26	486
Glory Ltd.	4	90
Go-Ahead Group PLC	2	66
GrafTech International Ltd. (a)	99	1,945
Granite Construction, Inc.	41	1,406
Grupo Ferrovial SA	1	81

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
GS Yuasa Corp.	40	122
GWA International Ltd.	29	79
Hamamatsu Photonics KK	3	91
Hankyu Hanshin Holdings, Inc.	42	190
Harsco Corp.	33	1,958
Heidelberger Druckmaschinen AG	2	48
Hirose Electric Co. Ltd.	1	118
Hitachi Cable Ltd.	18	71
Hitachi Construction Machinery Co. Ltd.	3	95
Hitachi Koki Co. Ltd.	6	99
Hitachi Ltd.	110	742
Hitachi Zosen Corp. (a)	56	59
Hochtief AG	1	103
Holcim Ltd.	3	295
Honeywell International, Inc.	43	2,554
Hong Kong Aircraft Engineering Co. Ltd.	6	107
Horiba Ltd.	3	102
Hosiden Corp.	7	142
HOYA Corp.	14	388
Hubbell, Inc.	9	403
Ibiden Co. Ltd.	5	217
IDEX Corp.	54	1,981
IHI Corp.	48	103
Iino Kaiun Kaisha Ltd.	8	90
Imerys SA	1	87
IMI PLC	9	81
Impregilo SpA (a)	13	79
Ingersoll-Rand Co. Ltd.	9	399
Insituform Technologies, Inc. (a)	18	305
Intermec, Inc. (a)	18	380
Invensys PLC	14	83
Itron, Inc. (a)	21	1,955
ITT Corp.	62	3,968
Jacobs Engineering Group, Inc. (a)	41	3,540
Japan Airport Terminal Co. Ltd.	6	120
Japan Aviation Electronics Industry Ltd.	7	61
Japan Steel Works Ltd.	12	222
JGC Corp.	8	148
Joy Global, Inc.	27	2,005
JS Group Corp.	9	156
Kajima Corp.	35	117
Kawasaki Heavy Industries Ltd.	51	131
Kawasaki Kisen Kaisha Ltd.	19	193
Kaydon Corp.	34	1,781
Keihan Electric Railway Co. Ltd.	30	132
Keihin Electric Express Railway Co. Ltd.	18	118
Keio Corp.	19	109
Keisei Electric Railway Co. Ltd.	21	115
Kemet Corp. (a)	56	228

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Kennametal, Inc.	51	1,773
Keyence Corp.	1	254
Kinden Corp.	12	114
Kingspan Group PLC	4	47
Kintetsu Corp.	56	193
Kirby Corp. (a)	8	439
Kitz Corp.	11	66
Komatsu Ltd.	31	939
Komori Corp.	5	99
Kone OYJ	4	158
Konica Minolta Holdings, Inc.	18	269
Koninklijke BAM Groep NV	4	96
Kubota Corp.	38	266
Kuehne & Nagel International AG	1	108
Kurita Water Industries Ltd.	4	142
Kyocera Corp.	6	552
Kyowa Exeo Corp.	9	71
L-3 Communications Holdings, Inc.	43	4,792
Lafarge SA	2	362
Landstar System, Inc.	35	1,819
Leggett & Platt, Inc.	90	1,494
Legrand SA	3	90
Leighton Holdings Ltd.	4	178
Lincoln Electric Holdings, Inc.	27	2,060
Littelfuse, Inc. (a)	8	294
Mabuchi Motor Co. Ltd.	2	99
Macquarie Airports	54	160
Makino Milling Machine Co. Ltd.	8	59
Makita Corp.	5	172
MAN AG	2	281
Manitowoc Co., Inc.	34	1,286
Martin Marietta Materials, Inc.	17	1,859
Maruichi Steel Tube Ltd.	4	144
Masco Corp.	148	2,695
Matsushita Electric Works Ltd.	12	132
Matthews International Corp.	25	1,236
McDermott International, Inc. (a)	77	4,126
Meggitt PLC	17	100
Methode Electronics, Inc.	27	293
Metso Oyj	2	87
Mettler Toledo International, Inc. (a)	6	572
Mine Safety Appliances Co.	10	372
Minebea Co. Ltd.	20	122
MISUMI Group, Inc.	6	117
Mitsubishi Electric Corp.	71	725
Mitsubishi Heavy Industries Ltd.	111	515
Mitsui Engineering & Shipbuilding Co. Ltd.	26	85
Mitsui OSK Lines Ltd.	39	537
Mitsumi Electric Co. Ltd.	3	100

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Miura Co. Ltd.	3	77
Molex, Inc.	14	363
Monadelphous Group Ltd.	8	101
Moog, Inc. (a)	26	1,121
Mori Seiki Co. Ltd.	3	55
MTR Corp.	43	154
Mueller Industries, Inc.	43	1,392
Mueller Water Products, Inc.	32	254
Murata Manufacturing Co. Ltd.	7	370
Nabtesco Corp.	7	103
Nachi-Fujikoshi Corp.	21	87
Nagoya Railroad Co. Ltd.	37	118
Nankai Electric Railway Co. Ltd.	36	146
National Express Group PLC	5	92
National Instruments Corp.	39	1,147
NCI Building Systems, Inc. (a)	6	145
NEC Corp.	67	316
Neptune Orient Lines Ltd.	29	69
Newport Corp. (a)	16	184
NGK Insulators Ltd.	10	192
Nichias Corp.	11	38
Nichicon Corp.	7	54
Nidec Corp.	4	301
Nikon Corp.	11	317
Nippon Chemi-Con Corp.	10	40
Nippon Electric Glass Co. Ltd.	12	185
Nippon Express Co. Ltd.	31	171
Nippon Konpo Unyu Soko Co. Ltd.	8	109
Nippon Sheet Glass Co. Ltd.	22	101
Nippon Yusen KK	40	389
Nishimatsu Construction Co. Ltd.	31	70
Nishi-Nippon Railroad Co. Ltd.	30	106
NKT Holding A/S	1	81
Nordson Corp.	24	1,417
Norfolk Southern Corp.	30	1,787
Norsk Hydro ASA	11	164
Northrop Grumman Corp.	22	1,619
NSK Ltd.	16	133
NTN Corp.	15	115
Obayashi Corp.	24	116
Odakyu Electric Railway Co. Ltd.	20	136
Oesterreichische Post AG	2	89
Okuma Corp.	7	80
Okumura Corp.	20	99
Old Dominion Freight Line, Inc. (a)	13	399
Olympus Corp.	8	263
Omron Corp.	8	166
Orbotech Ltd. (a)	22	386
Orient Overseas (International) Ltd.	9	49

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
OSG Corp.	8	113
Owens-Illinois, Inc. (a)	65	3,585
Pacer International, Inc.	18	334
Pacific Basin Shipping Ltd.	73	134
Packaging Corporation of America	17	374
Pall Corp.	59	2,051
Park Electrochemical Corp.	6	163
Parker Hannifin Corp.	58	4,631
Peace Mark Holdings Ltd.	69	80
Pentair, Inc.	38	1,400
Power-One, Inc. (a)	54	161
Precision Castparts Corp.	15	1,763
Regal-Beloit Corp.	39	1,447
Republic Services, Inc.	79	2,511
Rexam PLC	11	98
Rheinmetall AG	1	76
Rockwell Automation, Inc.	5	271
Rockwell Collins, Inc.	55	3,471
Rolls-Royce Group PLC	2,536	249
Roper Industries, Inc.	34	2,112
Royal Philips NV	18	679
Ryder System, Inc.	30	2,054
Ryobi Ltd.	16	60
Ryosan Co. Ltd.	4	89
Sacyr Vallehermoso SA	2	71
Safran SA	4	84
Sagami Railway Co. Ltd.	33	127
Sankyu, Inc.	22	115
Sanmina-SCI Corp. (a)	691	1,071
Sanwa Holdings Corp.	18	75
Sanyo Electric Co. Ltd. (a)	70	174
Schindler Holding AG	2	163
Schneider Electric SA	4	491
Seino Holdings Corp.	11	74
SembCorp. Industries Ltd.	29	90
SembCorp. Marine Ltd.	40	109
Sharp Corp.	36	605
Shima Seiki Manufacturing Ltd.	2	79
Shimizu Corp.	24	113
Siemens AG	13	1,542
SIG PLC	4	60
Sims Group Ltd.	5	156
Singapore Post Ltd.	132	113
Singapore Technologies Engineering Ltd.	44	104
Sintokogio Ltd.	7	66
Skanska AB	6	99
SMC Corp.	2	232
Snap-On, Inc.	39	2,313
SNC-Lavalin Group, Inc.	3	150

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Sonoco Products Co.	38	1,252
Spectris PLC	6	91
Spirit Aerosystems Holdings, Inc. (a)	72	2,100
Stanley Electric Co. Ltd.	6	152
The Stanley Works	40	1,930
Star Micronics Co. Ltd.	4	68
Stericycle, Inc. (a)	35	1,868
STX Pan Ocean Co. Ltd.	70	174
Sumitomo Electric Industries Ltd.	25	322
Sumitomo Heavy Industries Ltd.	20	168
Sumitomo Osaka Cement Co. Ltd.	43	94
Tadano Ltd.	7	72
Taiheiyo Cement Corp.	31	71
Taisei Corp.	35	93
Taiyo Yuden Co. Ltd.	5	58
Takasago Thermal Engineering Co. Ltd.	10	78
Techtronic Industries Co.	91	88
Teekay Corp.	10	456
Teledyne Technologies, Inc. (a)	22	1,292
Teleflex, Inc.	26	1,432
Tenaris SA	7	185
Terex Corp. (a)	40	2,787
Tetra Tech, Inc. (a)	93	1,965
Texas Industries, Inc.	22	1,703
Textron, Inc.	8	488
Thales SA	2	131
THK Co. Ltd.	5	111
Thomas & Betts Corp. (a)	9	337
Timken Co.	14	506
Titan Cement Co. SA	2	90
TNT NV	6	234
Tobu Railway Co. Ltd.	28	143
Toda Corp.	20	97
Toho Zinc Co. Ltd.	11	61
Tokyo Seimitsu Co. Ltd.	3	60
Tokyu Corp.	35	185
Toll Holdings Ltd.	20	150
Tomkins PLC	22	80
Toshiba Corp.	106	879
Toyo Seikan Kaisha Ltd.	6	118
Toyo Tanso Co. Ltd.	1	81
Transfield Services Ltd.	11	133
Transpacific Industries Group Ltd.	9	74
Transport International Holding Ltd.	20	108
Travis Perkins PLC	3	58
Tredegar Corp.	20	327
Trelleborg AB	4	77
Trimble Navigation Ltd. (a)	32	1,049
Trinity Industries, Inc.	12	365

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Tsubakimoto Chain Co.	15	101
Tyco International Ltd.	15	702
Ulvac, Inc.	3	123
Union Pacific Corp.	10	1,452
Union Tool Co.	2	73
United Group Ltd.	7	94
United Technologies Corp.	42	3,044
URS Corp. (a)	62	2,501
Ushio, Inc.	6	114
UTi Worldwide, Inc.	10	220
Vallourec SA	1	274
Varian, Inc. (a)	20	1,019
Venture Corp. Ltd.	11	90
Vishay Intertechnology, Inc. (a)	31	293
Wabtec Corp.	39	1,672
Wartsila Oyj	2	137
Waste Connections, Inc. (a)	52	1,668
Waste Management, Inc.	15	542
Waters Corp. (a)	36	2,213
Weir Group PLC	7	116
Werner Enterprises, Inc.	83	1,614
Wesfarmers Ltd.	23	812
Wienerberger AG	2	116
WorleyParsons Ltd.	6	220
Worthington Industries, Inc.	104	1,876
Yamatake Corp.	4	116
Yamato Holdings Co. Ltd.	15	219
Yaskawa Electric Corp.	9	91
YIT OYJ	3	86
Yokogawa Electric Corp.	8	87
YRC Worldwide, Inc. (a)	68	1,105
Zardoya Otis SA	3	84
Zebra Technologies Corp. (a)	9	331
		313,429

Technology (2.82%)
ACI Worldwide, Inc. (a)	21	464
Actel Corp. (a)	19	313
Activision, Inc. (a)	100	2,705
Adobe Systems, Inc. (a)	59	2,200
Advanced Micro Devices, Inc. (a)	220	1,311
Advent Software, Inc. (a)	15	598
Affiliated Computer Services, Inc. (a)	37	1,960
Agilysys, Inc.	14	153
Altera Corp.	127	2,703
Amkor Technology, Inc. (a)	169	1,614
Analog Devices, Inc.	13	419
Ansys, Inc. (a)	51	2,052
Apple, Inc. (a)	75	13,046

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Applied Materials, Inc.	133	2,482
ARM Holdings PLC	36	72
ASM Pacific Technology Ltd.	12	82
ASML Holding NV	6	172
ATMI, Inc. (a)	44	1,295
Atos Origin SA	2	123
Autodesk, Inc. (a)	79	3,002
Automatic Data Processing, Inc.	39	1,724
Autonomy Corp. PLC (a)	6	102
Avid Technology, Inc. (a)	15	313
Axcelis Technologies, Inc. (a)	66	356
BMC Software, Inc. (a)	75	2,607
Borland Software Corp. (a)	56	99
Brocade Communications Systems, Inc. (a)	196	1,403
Brooks Automation, Inc. (a)	108	1,119
CA, Inc.	20	443
Cabot Microelectronics Corp. (a)	8	272
CACI International, Inc. (a)	36	1,804
Canon, Inc.	81	4,051
Cap Gemini SA	2	122
Cerner Corp. (a)	10	463
CGI Group, Inc. (a)	11	128
Ciber, Inc. (a)	40	250
Citrix Systems, Inc. (a)	49	1,605
Cognizant Technology Solutions (a)	101	3,257
Computer Sciences Corp. (a)	74	3,226
Computershare Ltd.	16	135
Compuware Corp. (a)	59	445
Conexant Systems, Inc. (a)	258	128
CSG Systems International, Inc. (a)	24	290
CSK Holdings Corp.	3	64
CSR PLC (a)	7	55
Dassault Systemes SA	2	126
Dell, Inc. (a)	192	3,577
DSP Group, Inc. (a)	19	249
DST Systems, Inc. (a)	8	479
Dun & Bradstreet Corp.	23	1,939
Electronic Arts, Inc. (a)	37	1,904
Electronics for Imaging (a)	34	490
EMC Corp. (a)	208	3,203
Emulex Corp. (a)	124	1,623
Entegris, Inc. (a)	193	1,455
Factset Research Systems, Inc.	7	420
Fidelity National Information Services, Inc.	66	2,380
Fiserv, Inc. (a)	56	2,831
Formfactor, Inc. (a)	40	771
Fujitsu Ltd.	68	434
Global Payments, Inc.	12	531
Hewlett-Packard Co.	222	10,290

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hutchinson Technology, Inc. (a)	14	198
IBM Corp.	71	8,570
Ikon Office Solutions, Inc.	58	635
Imation Corp.	58	1,356
Indra Sistemas SA	4	110
Infineon Technologies AG (a)	12	112
Informatica Corp. (a)	69	1,101
Intel Corp.	494	10,996
International Rectifier Corp. (a)	9	205
Intersil Corp.	71	1,897
Intuit, Inc. (a)	106	2,859
Itochu Techno-Solutions Corp.	3	95
Jack Henry & Associates, Inc.	78	2,050
Kla-Tencor Corp.	7	306
Konami Corp.	5	179
Kulicke & Soffa Industries, Inc. (a)	41	270
Lam Research Corp. (a)	32	1,307
Lattice Semiconductor Corp. (a)	70	237
Lenovo Group Ltd.	162	124
Linear Technology Corp.	65	2,272
LogicaCMG PLC	34	78
Logitech International SA (a)	4	122
MacDonald, Dettwiler and Associates Ltd. (a)	2	81
Marvell Technology Group Ltd. (a)	17	220
Mastercard, Inc.	23	6,398
Maxim Integrated Products, Inc.	13	273
MEMC Electronic Materials, Inc. (a)	25	1,574
Metavante Technologies, Inc. (a)	40	943
Micrel, Inc.	38	373
Micros Systems, Inc. (a)	56	1,996
Microsemi Corp. (a)	56	1,372
Microsoft Corp.	661	18,852
Misys PLC	22	69
National Semiconductor Corp.	51	1,040
Navteq Corp. (a)	25	1,855
NCR Corp. (a)	73	1,798
Neopost SA	1	105
NetApp, Inc. (a)	13	315
Nomura Research Institute Ltd.	5	110
Novell, Inc. (a)	62	389
Novellus Systems, Inc. (a)	21	459
Nvidia Corp. (a)	54	1,110
ON Semiconductor Corp. (a)	39	291
Oracle Corp. (a)	336	7,006
Oracle Corp. Japan	2	91
Otsuka Corp.	1	77
Palm, Inc. (a)	64	369
Parametric Technology Corp. (a)	108	1,882
Paychex, Inc.	13	473

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Perot Systems Corp. (a)	139	2,174
Photronics, Inc. (a)	26	276
Pitney Bowes, Inc.	7	253
PMC - Sierra, Inc. (a)	246	1,911
QLogic Corp. (a)	33	527
Quantum Corp. (a)	115	201
Rambus, Inc. (a)	16	367
Red Hat, Inc. (a)	30	617
Research In Motion Ltd. (a)	6	730
RiCoh Co. Ltd.	24	414
Rohm Co. Ltd.	4	279
Sage Group PLC	23	90
Salesforce.com, Inc. (a)	23	1,535
SanDisk Corp. (a)	9	244
Sanken Electric Co. Ltd.	14	78
SAP AG	14	716
SEI Investments Co.	22	512
Seiko Epson Corp.	5	135
Semiconductor Manufacturing, Inc. (a)	834	63
Semtech Corp. (a)	39	633
Shinko Electric Industries Co.	4	55
Silicon Laboratories, Inc. (a)	43	1,452
Silicon Storage Technology, Inc. (a)	36	111
Skyworks Solutions, Inc. (a)	173	1,503
Software AG	1	67
Square Enix Co. Ltd.	4	130
SRA International, Inc. (a)	16	420
STMicroelectronics NV	10	117
Sun Microsystems, Inc. (a)	26	407
Sybase, Inc. (a)	87	2,560
Synopsys, Inc. (a)	75	1,733
Take-Two Interactive Software, Inc. (a)	85	2,230
TDK Corp.	4	274
Teradata Corp. (a)	46	979
Teradyne, Inc. (a)	40	532
Tessera Technologies, Inc. (a)	37	749
Texas Instruments, Inc.	135	3,937
THQ, Inc. (a)	80	1,702
Tietoenator Oyj	4	105
Tokyo Electron Ltd.	5	325
Trident Microsystems, Inc. (a)	22	95
TriQuint Semiconductor, Inc. (a)	76	501
Unisys Corp. (a)	64	266
Varian Semiconductor Equipment Associates, Inc. (a)	52	1,905
VeriFone Holdings, Inc. (a)	10	112
Western Digital Corp. (a)	97	2,811
Wincor Nixdorf AG	1	77
Wind River Systems, Inc. (a)	50	412
Xerox Corp.	103	1,439
Xilinx, Inc.	91	2,255
		219,545

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Utilities (1.51%)
A2A SpA	32	118
AGL Energy Ltd.	14	165
AGL Resources, Inc.	79	2,686
Algonquin Power Income Fund	4	31
Allegheny Energy, Inc.	42	2,260
Allete, Inc.	41	1,713
Ameren Corp.	88	3,992
American Electric Power Co., Inc.	12	536
Aqua America, Inc.	29	534
Aquila, Inc. (a)	567	2,041
Atco Ltd.	2	94
Atmos Energy Corp.	121	3,349
Avista Corp.	84	1,725
Babcock & Brown Infrastructure Group	79	86
Black Hills Corp.	41	1,599
British Energy Group PLC	16	242
Canadian Utilities Ltd.	2	88
Centerpoint Energy, Inc.	136	2,070
Centrica PLC	57	333
China Resources Power Holdings Ltd.	42	106
Chubu Electric Power Co., Inc.	24	562
Chugoku Electric Power Co., Inc.	10	220
Cleco Corp.	65	1,561
CLP Holdings Ltd.	54	428
CMS Energy Corp.	72	1,050
Consolidated Edison, Inc.	9	374
Contact Energy Ltd.	15	114
Dominion Resources, Inc.	29	1,258
DPL, Inc.	60	1,670
DTE Energy Co.	50	2,016
Duke Energy Corp.	92	1,685
Dynegy, Inc. (a)	215	1,853
E.ON AG	11	2,251
Edison International	9	470
El Paso Electric Co.	30	677
Electric Power Development Co.	5	188
Electricite de France	4	420
Enagas SA	5	152
Endesa SA	7	346
Enel SpA	65	710
Energias de Portugal SA	35	222
Energy East Corp.	56	1,277
Entergy Corp.	6	689
Exelon Corp.	40	3,419
FirstEnergy Corp.	9	681

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Fortis, Inc.	4	110
Fortum Oyj	7	298
FPL Group, Inc.	27	1,790
Gas Natural SDG SA	2	117
Gaz de France SA	3	198
Great Plains Energy, Inc.	18	462
Hawaiian Electric Industries, Inc.	78	1,918
Hokkaido Electric Power Co., Inc.	7	146
Hokuriku Electric Power Co.	7	169
Hong Kong & China Gas Co.	120	351
HongKong Electric Holdings Ltd.	43	270
IdaCorp., Inc.	49	1,590
Infratil Ltd.	45	82
Integrys Energy Group, Inc.	24	1,149
International Power PLC	23	201
Kansai Electric Power Co., Inc.	28	666
Kyushu Electric Power Co., Inc.	15	340
MDU Resources Group, Inc.	59	1,703
National Grid PLC	42	585
Nicor, Inc.	8	281
NiSource, Inc.	132	2,363
Northeast Utilities	40	1,053
Northumbrian Water Group PLC	18	117
Northwest Natural Gas Co.	29	1,301
NorthWestern Corp.	24	596
NRG Energy, Inc. (a)	83	3,648
NSTAR	51	1,643
OGE Energy Corp.	34	1,111
Osaka Gas Co. Ltd.	70	249
Pennon Group PLC	9	114
Pepco Holdings, Inc.	92	2,292
PG&E Corp.	10	400
Piedmont Natural Gas Co.	65	1,709
Pinnacle West Capital Corp.	50	1,697
PNM Resources, Inc.	76	1,101
PPL Corp.	11	528
Progress Energy, Inc.	8	336
Public Power Corp. SA	4	169
Public Service Enterprise Group, Inc.	25	1,097
Puget Energy, Inc.	61	1,660
Red Electrica de Espana SA	2	130
Reliant Energy, Inc. (a)	150	3,861
RWE AG	7	811
SCANA Corp.	37	1,459
Scottish & Southern Energy PLC	13	360
Sempra Energy	7	397
Severn Trent PLC	4	116
Shikoku Electric Power Co., Inc.	8	227
Sierra Pacific Resources	47	641

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Snam Rete Gas SpA		19	121
Southern Co.		33	1,229
Southwest Gas Corp.		64	1,848
Suez SA		18	1,279
TECO Energy, Inc.		78	1,249
Terna Rete Elettrica Nazionale SpA		32	142
The AES Corp. (a)		77	1,337
Toho Gas Co. Ltd.		23	112
Tohoku Electric Power Co., Inc.		17	386
Tokyo Electric Power Co., Inc.		45	1,145
Tokyo Gas Co. Ltd.		79	302
TransAlta Corp.		4	135
TrustPower Ltd.		17	106
UGI Corp.		105	2,730
Union Fenosa SA		2	135
Unisource Energy Corp.		22	687
United Utilities PLC		14	200
Vectren Corp.		72	2,035
Veolia Environnement SA		6	436
Verbund AG		2	155
Westar Energy, Inc.		99	2,295
WGL Holdings, Inc.		54	1,771
Wisconsin Energy Corp.		56	2,658
Xcel Energy, Inc.		180	3,742
			117,908

Total Common Stocks (Cost $ 2,402,271)			2,324,730

Corporate Bonds (14.56%)
Basic Materials (0.33%)
Eastman Chemical Co., 7.60%, 2/01/27	USD	25,000	25,781

Communications (2.61%)
Comcast Corp., 6.50%, 11/15/35	USD	95,000	94,864
Verizon Communications, Inc., 7.25%, 12/01/10	USD	101,000	108,041
			202,905

Consumer Goods (1.07%)
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	20,000	20,396
KOHLS Corp., 6.00%, 1/15/33	USD	46,000	37,889
Procter & Gamble Co., 4.95%, 8/15/14	USD	14,000	14,587
Target Corp., 5.88%, 3/01/12	USD	10,000	10,437
			83,309

Financial (7.69%)
Allstate Corp., 7.20%, 12/01/09	USD	10,000	10,461
American General Finance, 5.38%, 10/01/12	USD	38,000	36,862

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Berkley (WR) Corporation, 6.15%, 8/15/19	USD	45,000	43,425
Citigroup, Inc., 6.63%, 1/15/28	USD	23,000	22,644
Credit Suisse USA, Inc., 6.13%, 11/15/11	USD	200,000	208,195
Goldman Sachs Group, Inc., 5.95%, 1/15/27	USD	49,000	44,769
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	USD	13,000	13,215
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	USD	55,000	52,773
Morgan Stanley, 6.75%, 4/15/11	USD	27,000	28,031
National Rural Utilities, 7.25%, 3/01/12	USD	72,000	77,333
U.S. Bank NA, 6.38%, 8/01/11	USD	13,000	13,808
Wachovia Bank NA, 7.80%, 8/18/10	USD	22,000	23,309
Wells Fargo & Co., 4.63%, 8/09/10	USD	24,000	24,372
			599,197

Industrial (1.88%)
Boeing Co., 6.13%, 2/15/33	USD	11,000	11,510
General Electric Co., 5.00%, 2/01/13	USD	30,000	30,603
Norfolk Southern Corp., 6.20%, 4/15/09	USD	36,000	36,764
Union Pacific Corp., 4.88%, 1/15/15	USD	70,000	67,586
			146,463

Utilities (0.98%)
Florida Power & Light Co., 5.95%, 10/01/33 (Utilities)	USD	75,000	76,071

Total Corporate Bonds (Cost $ 1,135,004)			1,133,726

U.S. Government Agency Pass-Through Securities (12.77%)
Fannie Mae (8.95%)
6.00%, 6/01/17, Pool #555004	USD	77,211	79,840
5.50%, 8/01/17, Pool #826283	USD	1,227	1,257
5.00%, 5/01/18, Pool #703444	USD	6,483	6,523
4.50%, 1/01/19, Pool #735057	USD	2,226	2,215
5.00%, 1/01/19, Pool #255077	USD	18,970	19,169
5.00%, 12/01/19, Pool #745369	USD	1,378	1,392
5.50%, 3/01/20, Pool #735405	USD	19,022	19,388
5.00%, 6/01/20, Pool #839333	USD	59,309	59,671
4.50%, 9/01/20, Pool #839289	USD	2,296	2,275
5.50%, 12/01/20, Pool #850811	USD	94,069	95,879
6.00%, 10/01/32, Pool #667994	USD	5,279	5,430
5.50%, 2/01/33, Pool #652693	USD	106,755	107,442
5.00%, 8/01/33, Pool #713679	USD	33,107	32,550
6.00%, 9/01/33, Pool #736937	USD	2,689	2,752
7.00%, 4/01/34, Pool #780703	USD	2,883	3,050
5.00%, 5/01/34, Pool #768230	USD	4,550	4,473
6.00%, 8/01/34, Pool #725690	USD	238,678	244,207
6.00%, 4/01/35, Pool #735503	USD	1,986	2,040
4.34%, 10/01/35, Pool #836206	USD	6,899	6,935
			696,488

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Freddie Mac (2.32%)
4.00%, 6/01/18, Pool #E01401	USD	3,711	3,598
4.50%, 1/01/19, Pool #B11878	USD	5,645	5,608
5.00%, 8/01/33, Pool #A12886	USD	3,367	3,320
5.50%, 8/01/33, Pool #A11851	USD	6,002	6,062
6.50%, 12/01/33, Pool #A16523	USD	65,791	68,496
5.50%, 10/01/34, Pool #A27526	USD	5,545	5,609
5.50%, 10/01/35, Pool #A39170	USD	87,374	88,087
			180,780

GNMA (1.50%)
6.00%, 2/15/32, Pool #569704	USD	110,439	113,918
5.50%, 4/15/33, Pool #603566	USD	1,767	1,796
5.50%, 4/15/34, Pool #626116	USD	1,237	1,256
			116,970

Total U.S. Government Agency Pass-Through Securities (Cost $ 968,109)			994,238

U.S. Government Agency Securities (3.03%)
Fannie Mae (0.53%)
4.50%, 10/15/08	USD	20,000	20,194
6.63%, 9/15/09	USD	20,000	21,004
			41,198

Federal Home Loan Bank (1.17%)
4.63%, 11/21/08	USD	90,000	91,015

Freddie Mac (1.33%)
4.63%, 12/19/08	USD	15,000	15,190
4.75%, 1/18/11	USD	15,000	15,653
4.75%, 1/19/16	USD	70,000	72,840
			103,683

Total U.S. Government Agency Securities (Cost $ 229,100)			235,896

U.S. Treasury Obligations (10.73%)
U.S. Treasury Bond (2.63%)
6.00%, 2/15/26	USD	50,000	59,066
5.25%, 11/15/28	USD	133,000	145,863
			204,929

U.S. Treasury Note (8.10%)
4.00%, 6/15/09	USD	107,000	109,408
5.00%, 2/15/11	USD	18,000	19,268
4.88%, 2/15/12	USD	31,000	33,383
4.25%, 8/15/15	USD	445,000	468,607
			630,666

Total U.S. Treasury Obligations (Cost $ 812,002)			835,595

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Foreign Government Agency Securities (14.60%)
BELGIUM (0.74%)
Belgium Kingdom, 5.50%, 9/28/17	EUR	34,000	57,673

FRANCE (0.87%)
France O.A.T (French Government Bond), 3.75%, 4/25/17	EUR	45,000	67,678

GERMANY (2.29%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	114,000	178,540

ITALY (2.10%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/01/17	EUR	99,000	163,790

JAPAN (5.84%)
Japan Government Bond, 1.50%, 6/20/12	JPY	46,500,000	454,638

NETHERLANDS (0.75%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	38,000	58,509

SPAIN (0.83%)
Bonos Y Oblig Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	38,000	64,467

UNITED KINGDOM (1.18%)
United Kingdom Treasury Bond, 4.00%, 9/07/16	GBP	48,000	91,678

Total Foreign Government Agency Securities (Cost $ 994,506)			1,136,973

Preferred Stocks (0.01%)
Communications (0.00%)
ProSiebenSat.1 Media AG		3	47

Consumer, Cyclical (0.01%)
Bayerische Motoren Werke AG - PFD		2	87
Volkswagen - PFD		2	331
			418

Consumer, Non-cyclical (0.00%)
Henkel KGaA - PFD		3	128
Ito En Ltd. - PFD		1	11
			139

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Financial (0.00%)
Unipol Gruppo Finanziario SpA - PFD	34	100

Healthcare (0.00%)
Fresenius SE - PFD	1	83

Utilities (0.00%)
RWE AG - PFD	1	94

Total Preferred Stocks (Cost $ 905)		881

Rights and Options (0.02%)
Consumer, Non-cyclical (0.01%)
Nutreco Holding NV	1	-
Reckitt Benckiser Group PLC	9	526
		526

Energy (0.00%)
Westernzagros Resources Ltd.	3	7

Financial (0.00%)
Aegon NV	22	-
Banca Monte dei Paschi di Siena EU	19	13
China Overseas Land & Investments Ltd.	9	5
Henderson Group PLC	27	66
Industrial & Commercial Bank of China	4	1
UBS AG	29	49
		134

Utilities (0.01%)
Iberdrola SA	60	882

Total Rights and Options (Cost $ 1,462)		1,549

Money Market (10.47%)
American Beacon Money Market Fund	426,672	426,672
Dreyfus Cash Management	108,909	108,909
Dreyfus Cash Management Plus	279,226	279,226
Total Money Market (Cost $ 814,807)		814,807

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2010 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Investment Companies (3.00%)
BB Biotech AG	1	77
BLDRS Emerging Markets 50 ADR	875	47,444
iShares MSCI Emerging Markets	975	142,994
Vanguard Emerging Markets ETF	425	43,410
Total Investment Companies (Cost $ 209,896)		233,925

Total Investments
(Cost $ 7,568,062) (b) – 99.05%		7,712,320

Other assets in excess of liabilities – 0.95%		72,653

NET ASSETS – 100.00%		7,784,973

(a)	Non-income producing security.
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Common Stocks (43.08%)
Basic Materials (2.50%)
Acerinox SA	15	408
Adeka Corp.	38	364
Agnico-Eagle Mines Ltd.	9	565
Agrium, Inc.	9	708
Air Products & Chemicals, Inc.	21	2,067
Air Water, Inc.	32	323
Airgas, Inc.	65	3,128
AK Steel Holding Corp.	57	3,578
Akzo Nobel NV	15	1,277
Albemarle Corp.	41	1,534
Alcoa, Inc.	89	3,095
Allegheny Technologies, Inc.	51	3,510
Alumina Ltd.	140	757
Antofagasta PLC	26	415
ArcelorMittal	42	3,725
Arkema, Inc.	6	348
Asahi Kasei Corp.	165	935
Ashland, Inc.	35	1,856
Barrick Gold Corp.	47	1,807
BASF SE	27	3,852
Bayer AG	42	3,586
BHP Billiton Ltd.	396	15,793
BHP Billiton PLC	130	4,652
BlueScope Steel Ltd.	88	917
Brookfield Infrastructure Partners LP	1	20
Cabot Corp.	36	1,050
Cameco Corp.	18	626
Carpenter Technology Corp.	91	4,666
Celanese Corp.	152	6,802
Chemtura Corp.	150	1,038
Ciba Specialty Chemicals AG	6	200
Clariant AG	25	276
Cleveland-Cliffs, Inc.	21	3,368
Cytec Industries, Inc.	98	5,783
Daicel Chemical Industries Ltd.	58	342
Daido Steel Co. Ltd.	53	294
Dainippon Ink and Chemicals, Inc.	99	317
Denki Kagaku Kogyo K K	77	285
Domtar Corp. (a)	373	2,227
Dow Chemical Co.	144	5,782
Dowa Holdings Co. Ltd.	36	242
Eastman Chemical Co.	59	4,337

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Ecolab, Inc.	109	5,010
EI Du Pont de Nemours & Co.	101	4,940
Energy Resources of Australia	22	405
Ferro Corp.	99	1,740
First Quantum Minerals Ltd.	4	351
FMC Corp.	66	4,143
FNX Mining Co., Inc. (a)	13	299
Fortescue Metals Group Ltd. (a)	140	979
Georgia Gulf Corp.	67	403
Gold Corp., Inc.	39	1,387
Harry Winston Diamond Corp.	10	296
HB Fuller Co.	130	3,000
Hercules, Inc.	249	4,681
Hitachi Chemical Co. Ltd.	18	354
Hitachi Metals Ltd.	32	480
Hokuetsu Paper Mills Ltd.	74	327
Holmen AB	9	289
HudBay Minerals, Inc. (a)	16	302
Huntsman Corp.	68	1,529
Iamgold Corp.	47	283
Iluka Resources Ltd.	76	282
Inmet Mining Corp.	4	328
International Flavors & Fragra, Inc.	52	2,372
International Paper Co.	45	1,178
Ivanhoe Mines Ltd. (a)	27	258
JFE Holdings, Inc.	72	3,947
Johnson Matthey PLC	12	477
JSR Corp.	25	564
K+S AG	3	1,251
Kagara Ltd.	69	311
Kaneka Corp.	47	322
Kansai Paint Co. Ltd.	45	309
Kazakhmys PLC	15	472
Kingboard Chemical Holdings Ltd.	70	332
Kinross Gold Corp.	32	605
Kobe Steel Ltd.	367	1,098
Koninklijke DSM NV	11	595
Lanxess AG	7	273
Lee & Man Paper Manufacturing Ltd.	90	167
Lihir Gold Ltd. (a)	215	596
Linde AG	7	1,029
Lonmin PLC	5	308
Lonza Group AG	4	547
Louisiana-Pacific Corp.	88	1,013
Lubrizol Corp.	44	2,566
Lundin Mining Corp. (a)	30	201
MeadWestvaco Corp.	129	3,393
Minara Resources Ltd.	71	389
Minerals Technologies, Inc.	24	1,626
Mitsubishi Chemical Holdings Co.	162	1,075
Mitsubishi Gas Chemical Co., Inc.	55	377

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Mitsubishi Materials Corp.	148	702
Mitsui Chemicals, Inc.	93	567
Mitsui Mining & Smelting Co. Ltd	80	271
Monsanto Co.	94	10,718
Neenah Paper, Inc.	17	391
Newcrest Mining Ltd.	39	1,063
Newmont Mining Corp.	99	4,377
Newmont Mining Corp. of Canada	9	397
Nihon Parkerizing Co. Ltd.	22	350
Nine Dragons Paper Holdings Ltd.	137	147
Nippon Kayaku Co. Ltd.	44	306
Nippon Light Metal Co. Ltd.	149	226
Nippon Paint Co. Ltd.	77	287
Nippon Shokubai Co. Ltd.	44	319
Nippon Steel Corp.	785	4,409
Nippon Yakin Kogyo Co. Ltd.	33	263
Nissan Chemical Industries Ltd.	31	409
Nisshin Steel Co. Ltd.	100	370
Nitto Denko Corp.	19	788
Norske Skogindustrier ASA	28	125
Nova Chemicals Corp.	10	252
Nufarm Ltd.	35	588
OJI Paper Co. Ltd.	119	536
Olin Corp.	140	2,824
OneSteel Ltd.	136	822
Orica Ltd.	37	1,016
Osaka Titanium Technologies Co.	4	273
Outokumpu OYJ	12	574
Oxiana Ltd.	182	563
Pacific Metals Co. Ltd.	22	215
Paladin Energy Ltd. (a)	63	253
PaperlinX Ltd.	142	339
Plum Creek Timber Co., Inc.	137	5,595
Potash Corporation of Saskatchewan, Inc.	16	2,922
PPG Industries, Inc.	19	1,166
Praxair, Inc.	56	5,113
Rautaruukki OYJ	6	286
Rayonier, Inc.	49	2,059
Reliance Steel & Aluminum Co.	73	4,437
Rengo Co. Ltd.	70	375
Rio Tinto Ltd.	39	5,007
Rio Tinto PLC	55	6,463
Rohm & Haas Co.	122	6,521
RPM International, Inc.	294	6,556
RTI International Metals, Inc. (a)	30	1,236
Salzgitter AG	2	413
Schulman A, Inc.	54	1,145
Sensient Technologies Corp.	94	2,798
SGL Carbon AG (a)	7	478
Shin-Etsu Chemical Co. Ltd.	48	2,964
Showa Denko KK	139	491

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Sigma-Aldrich Corp.	60	3,421
Silver Standard Resources, Inc. (a)	11	284
Smurfit-Stone Container Corp. (a)	159	863
Solvac SA	2	344
Solvay SA	3	442
Southern Copper Corp.	6	689
Ssab Svenskt Stal AB	11	367
Steel Dynamics, Inc.	210	7,319
Stillwater Mining Co. (a)	85	1,205
Stora Enso Oyj	31	385
Sumitomo Bakelite Co. Ltd.	54	301
Sumitomo Chemical Co. Ltd.	195	1,266
Sumitomo Forestry Co. Ltd.	42	298
Sumitomo Metal Industries Ltd.	519	2,181
Sumitomo Metal Mining Co. Ltd.	68	1,237
Syngenta AG	5	1,494
Taiyo Nippon Sanso Corp.	45	366
Teck Cominco Ltd.	24	1,044
Temple-Inland, Inc.	49	572
ThyssenKrupp AG	21	1,322
Titanium Metals Corp.	42	640
Toho Titanium Co. Ltd.	10	262
Tokai Carbon Co. Ltd.	35	365
Tokuyama Corp.	30	271
Tokyo Steel Manufacturing Co.	24	346
Tosoh Corp.	71	273
Ube Industries Ltd./Japan	128	448
Umicore Group	10	536
United States Steel Corp.	118	18,166
UPM-Kymmene Oyj	29	563
Uranium One, Inc. (a)	33	152
USEC, Inc. (a)	111	515
Valspar Corp.	202	4,440
Vedanta Resources PLC	11	491
Voestalpine AG	6	462
Vulcan Materials Co.	83	5,711
Wacker Chemie AG	2	492
Wausau Paper Corp.	99	766
Weyerhaeuser Co.	22	1,405
Xstrata PLC	34	2,666
Yamana Gold, Inc.	35	449
Yamato Kogyo Co. Ltd.	8	379
Yara International ASA	14	1,025
Zeon Corp.	37	187
Zep, Inc.	28	415
Zinifex Ltd.	58	553
		314,457

Communications (3.99%)
3Com Corp. (a)	251	600
Adaptec, Inc. (a)	228	636

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
AH Belo Corp.	51	497
Akamai Technologies, Inc. (a)	87	3,112
Alcatel-Lucent	127	859
Amazon.Com, Inc. (a)	53	4,167
American Tower Corp. (a)	56	2,432
Anixter International, Inc. (a)	77	4,387
APN News & Media Ltd.	79	309
Ariba, Inc. (a)	156	1,852
Arris Group, Inc. (a)	42	340
Asatsu-DK, Inc.	12	364
AT&T, Inc.	717	27,755
BCE, Inc.	45	1,644
Belgacom SA	9	417
Belo Corp.	259	2,616
Black Box Corp.	33	981
British Sky Broadcasting Group PLC	59	639
BT Group PLC	475	2,103
Cable & Wireless PLC	135	400
Cablevision Systems Corp. (a)	119	2,737
CBS Corp.	64	1,476
CenturyTel, Inc.	77	2,499
Charter Communications, Inc. (a)	492	526
Check Point Software Technologies Ltd. (a)	128	3,023
China Mobile Ltd.	492	8,466
China Netcom Group Corp.	230	694
China Unicom Ltd.	705	1,527
Ciena Corp. (a)	203	6,863
Cincinnati Bell, Inc. (a)	448	2,079
Cisco Systems, Inc. (a)	1,057	27,101
Citizens Communications Co.	219	2,348
Clear Channel Communications, Inc.	40	1,206
CNET Networks, Inc. (a)	269	2,085
Comcast Corp. - A Shares	406	8,343
Comcast Corp. - SPL	145	2,935
CommScope, Inc. (a)	144	6,847
Consolidated Media Holdings Ltd.	51	174
Corning, Inc.	277	7,399
Crown Castle International Corp. (a)	175	6,799
CTC Media, Inc. (a)	16	414
Daily Mail & General Trust PLC	26	216
Deutsche Telekom AG	165	2,974
Digital River, Inc. (a)	54	1,774
DIRECTV Group, Inc. (a)	176	4,337
Discovery Holding Co. (a)	234	5,419
DISH Network Corp. (a)	109	3,253
Earthlink, Inc. (a)	225	2,054
eBay, Inc. (a)	250	7,823
EchoStar Corp. (a)	59	1,835
Elisa OYJ	14	316
Embarq Corp.	121	5,030
Eniro AB	31	203

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Entercom Communications Corp.	55	583
Equinix, Inc. (a)	72	6,510
Ericsson	815	2,080
Expedia, Inc. (a)	170	4,294
Extreme Networks (a)	218	661
F5 Networks, Inc. (a)	190	4,300
Fairfax Media Ltd.	161	532
Fairpoint Communications, Inc.	5	46
Foxconn International Holdings Ltd. (a)	221	343
France Telecom SA	97	3,054
Gannett Co., Inc.	21	601
Gestevision Telecinco SA	14	295
GN Store Nord AS	32	175
Google, Inc. (a)	41	23,546
Hakuhodo DY Holdings, Inc.	6	362
Harmonic, Inc. (a)	160	1,323
Harris Corp.	103	5,565
Harte-Hanks, Inc.	94	1,284
Hellenic Telecommunications Organisation SA	17	508
HLTH Corp. (a)	147	1,635
Hutchison Telecommunications, Inc. (a)	310	436
Idearc, Inc.	92	304
IDT Corp.	128	490
Informa PLC	36	247
Infospace, Inc. (a)	53	639
Inmarsat PLC	46	423
InterDigital, Inc. (a)	55	1,115
Interpublic Group of Cos, Inc. (a)	300	2,715
Interwoven, Inc. (a)	76	856
ITV PLC	186	244
j2 Global Communications, Inc. (a)	64	1,370
JC Decaux SA	12	345
JDS Uniphase Corp. (a)	112	1,603
John Wiley & Sons, Inc.	117	5,388
Juniper Networks, Inc. (a)	76	2,099
KDDI Corp.	1	6,405
Lagardere SCA	7	505
Lamar Advertising Co. (a)	37	1,463
Leap Wireless International, Inc. (a)	26	1,390
Lee Enterprises, Inc.	72	557
Liberty Global, Inc. - A Shares (a)	120	4,247
Liberty Global, Inc. - C Shares (a)	140	4,648
Liberty Media Corp. - Capital (a)	18	277
Liberty Media Corp. - Interactive (a)	84	1,271
Liberty Media Corp. (Entertainment) (a)	72	1,868
Manitoba Telecom Services, Inc.	9	357
Matsui Securities Co. Ltd.	46	323
McClatchy Co.	123	1,292
The McGraw-Hill Cos, Inc.	46	1,886
Media General, Inc.	38	558
Mediaset SpA	40	366

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Meredith Corp.	93	3,014
MetroPCS Communications, Inc. (a)	152	2,985
Mobistar SA	5	448
Modern Times Group AB	6	441
Motorola, Inc.	490	4,880
MRV Communications, Inc. (a)	236	371
NetFlix, Inc. (a)	70	2,239
NeuStar, Inc. (a)	39	1,073
The New York Times Co.	90	1,755
News Corp. - A Shares	320	5,728
News Corp. - B Shares	58	1,073
NII Holdings, Inc. (a)	130	5,946
Nippon Telegraph & Telephone Corp.	2	8,617
Nokia OYJ	216	6,653
NTT DoCoMo, Inc.	2	2,943
NutriSystem, Inc.	42	843
Oki Electric Industry Co. Ltd.	201	437
Openwave Systems, Inc. (a)	164	351
PagesJaunes Groupe	19	381
PCCW Ltd.	625	403
Pearson PLC	44	575
Plantronics, Inc.	103	2,566
Polycom, Inc. (a)	59	1,322
Portugal Telecom SGPS SA	51	607
Priceline.com, Inc. (a)	60	7,658
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	7	94
Publicis Groupe SA	9	365
Qualcomm, Inc.	286	12,352
Qwest Communications International, Inc.	209	1,078
Radio One, Inc. (a)	166	166
Rakuten, Inc.	1	625
RCN Corp. (a)	63	722
RealNetworks, Inc. (a)	251	1,546
Reed Elsevier NV	29	551
Reed Elsevier PLC	60	761
Reuters Group PLC	-	-
RF Micro Devices, Inc. (a)	603	2,032
RH Donnelley Corp. (a)	37	177
Rogers Communications, Inc.	26	1,157
Royal KPN NV	100	1,841
RTL Group SA	3	363
S1 Corp. (a)	108	730
Sanoma-Wsoy Oyj	12	308
SAVVIS, Inc. (a)	37	542
SBA Communications Corp. (a)	175	5,660
SBI Holdings, Inc./Japan	1	264
Scholastic Corp. (a)	66	1,858
Seat Pagine Gialle SpA	692	134
Seek Ltd.	54	255
SES - FDR	20	494
Seven Network Ltd.	40	350

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Shaw Communications, Inc.	21	440
Sinclair Broadcast Group, Inc.	104	914
Singapore Press Holdings Ltd.	186	610
Singapore Telecommunications Ltd.	625	1,779
Societe Television Francaise 1	11	234
Softbank Corp. (a)	85	1,717
SonicWALL, Inc. (a)	124	954
Sprint Nextel Corp.	262	2,093
Swisscom AG	1	357
Sycamore Networks, Inc. (a)	435	1,401
Symantec Corp. (a)	124	2,135
Tandberg ASA	17	290
Tekelec (a)	121	1,781
Tele2 AB - B shares	22	491
Telecom Corp. of New Zealand Ltd.	212	626
Telecom Italia RNC	331	544
Telecom Italia SpA	603	1,273
Telefonica SA	237	6,874
Telekom Austria AG	18	446
Telenor ASA	43	870
Teleperformance	9	373
Telephone & Data Systems - S, Inc.	26	943
Telephone & Data Systems, Inc.	26	996
Television Broadcasts Ltd.	56	321
TeliaSonera AB	101	903
Tellabs, Inc. (a)	254	1,311
Telstra Corp. Ltd.	441	1,897
Telus Corp.	10	460
Telus Corp. - Non Voting Shares	9	399
Tencent Holdings Ltd.	87	577
Thomson Corp.	10	370
Thomson Reuters PLC	11	342
Tibco Software, Inc. (a)	383	2,938
Time Warner Telecom, Inc. (a)	73	1,431
Time Warner, Inc.	634	9,415
Tokyo Broadcasting System, Inc.	14	371
Trend Micro, Inc.	13	489
Trinity Mirror PLC	37	200
United Internet AG	22	472
United Online, Inc.	121	1,292
US Cellular Corp. (a)	7	386
Valueclick, Inc. (a)	238	4,748
Verizon Communications, Inc.	317	12,198
Viacom, Inc. (a)	101	3,882
Vignette Corp. (a)	52	601
Virgin Media, Inc.	143	1,845
Vivendi SA	64	2,606
Vodafone Group PLC	2,943	9,378
VTech Holdings Ltd.	43	236
The Walt Disney Co.	312	10,118
The Washington Post Co.	3	1,967

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Websense, Inc. (a)	57	1,109
West Australian Newspapers Holdings Ltd.	32	290
Windstream Corp.	336	3,944
Wolters Kluwer NV	17	458
WPP Group PLC	67	823
XM Satellite Radio Holdings, Inc. (a)	163	1,815
Yahoo! Japan Corp.	2	886
Yahoo!, Inc. (a)	226	6,193
Yell Group PLC	43	142
Yellow Pages Income Fund	31	338
		503,295

Consumer, Cyclical (4.25%)
99 Cents Only Stores (a)	138	1,312
Abercrombie & Fitch Co.	47	3,493
Accor SA	11	916
Adidas AG	11	705
Aeon Co. Ltd.	94	1,371
Aeropostale, Inc. (a)	185	5,881
Air France-KLM	11	343
Aisin Seiki Co. Ltd.	25	873
Alaska Air Group, Inc. (a)	79	1,697
Alimentation Couche Tard, Inc.	20	277
All Nippon Airways Co. Ltd.	102	400
American Axle & Manufacturing Holdings, Inc.	81	1,631
AMR Corp. (a)	163	1,430
Aoyama Trading Co. Ltd.	13	294
Arcandor AG (a)	13	245
Aristocrat Leisure Ltd.	56	397
ArvinMeritor, Inc.	156	2,331
Asics Corp.	28	282
Autogrill SpA	18	275
AutoNation, Inc. (a)	96	1,537
Autozone, Inc. (a)	28	3,381
Barratt Developments PLC	20	110
Bayerische Motoren Werke AG	18	989
Beazer Homes USA, Inc.	65	720
Bed Bath & Beyond, Inc. (a)	192	6,240
Bellway PLC	15	209
Berkeley Group Holdings PLC	12	224
Best Buy Co., Inc.	52	2,237
Big Lots, Inc. (a)	53	1,433
Billabong International Ltd.	28	317
BJ's Wholesale Club, Inc. (a)	41	1,563
Blockbuster, Inc. (a)	233	680
Bob Evans Farms, Inc.	67	1,881
Borders Group, Inc.	108	680
BorgWarner, Inc.	58	2,851
Bosch Corp.	74	425
Boyd Gaming Corp.	38	713
Bridgestone Corp.	84	1,534

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Brightpoint, Inc. (a)	98	898
Brinker International, Inc.	68	1,543
British Airways PLC (a)	48	216
Brunswick Corp.	57	951
Bulgari SpA	26	305
Burberry Group PLC	30	289
Callaway Golf Co.	123	1,690
Canadian Tire Corp. Ltd.	5	322
Canon Marketing Japan, Inc.	21	408
Carmax, Inc. (a)	115	2,386
Carnival Corp.	43	1,727
Carnival PLC	9	355
Carphone Warehouse Group PLC	53	286
Casey's General Stores, Inc.	108	2,390
Cathay Pacific Airways Ltd.	147	307
The Cato Corp.	60	971
Charming Shoppes, Inc. (a)	277	1,429
The Cheesecake Factory (a)	88	1,991
China Travel International Investment Ltd.	578	258
Choice Hotels International, Inc.	16	552
Christopher & Banks Corp.	92	1,090
Circuit City Stores, Inc.	495	2,346
Citizen Holdings Co. Ltd.	45	384
Coach, Inc. (a)	50	1,779
Coldwater Creek, Inc. (a)	35	187
Compagnie Financiere Richemont SA	29	1,768
Compass Group PLC	110	746
Continental AG	8	948
Continental Airlines, Inc. (a)	61	1,097
Cooper Tire & Rubber Co.	131	1,721
Corporate Express NV	28	323
Costco Wholesale Corp.	77	5,486
Crocs, Inc. (a)	71	725
Crown Ltd.	51	528
CVS Caremark Corp.	258	10,415
Daihatsu Motor Co. Ltd.	38	454
Daimler AG	53	4,128
Daiwa House Industry Co. Ltd.	71	800
David Jones Ltd.	79	260
Delta Air Lines, Inc. (a)	227	1,932
Denso Corp.	62	2,152
Denway Motors Ltd.	824	420
Deutsche Lufthansa AG	14	372
Dick's Sporting Goods, Inc. (a)	187	5,348
Dillard's, Inc.	141	2,876
DR Horton, Inc.	173	2,680
Dress Barn, Inc. (a)	89	1,198
DSG International PLC	122	159
Edion Corp.	36	365
Esprit Holdings Ltd.	122	1,501
Ethan Allen Interiors, Inc.	55	1,511

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Family Dollar Stores, Inc.	92	1,969
FamilyMart Co. Ltd.	15	524
Fast Retailing Co. Ltd.	9	838
Fastenal Co.	74	3,612
Fiat SpA	38	854
Foot Locker, Inc.	98	1,240
Ford Motor Co. (a)	314	2,594
Fred's, Inc.	72	798
Fuji Heavy Industries Ltd.	83	356
Furniture Brands International, Inc.	94	1,274
Futaba Industrial Co. Ltd.	16	366
Galaxy Entertainment Group Ltd. (a)	380	288
GameStop Corp. (a)	92	5,064
Gaylord Entertainment Co. (a)	53	1,570
General Motors Corp.	44	1,021
Genesco, Inc. (a)	29	643
Genuine Parts Co.	134	5,690
Gildan Activewear, Inc. (a)	11	282
GKN PLC	49	278
GOME Electrical Appliances Holdings Ltd.	239	546
Grafton Group PLC	28	226
Group 1 Automotive, Inc.	48	1,281
Guess ?, Inc.	29	1,110
Gunze Ltd.	71	337
Gymboree Corp. (a)	39	1,686
H2O Retailing Corp.	40	290
Hanwa Co. Ltd.	77	398
Harman International Industries, Inc.	35	1,430
Harvey Norman Holdings Ltd.	104	354
Hasbro, Inc.	89	3,165
Haseko Corp.	145	209
Hennes & Mauritz AB	27	1,606
Herman Miller, Inc.	34	793
Hermes International SA	4	542
Hino Motors Ltd.	55	346
Hitachi High-Technologies Corp.	16	318
Home Depot, Inc.	232	6,682
Home Retail Group PLC	48	252
Honda Motor Co. Ltd.	216	6,855
The Hongkong & Shanghai Hotels Ltd.	231	396
HOT Topic, Inc. (a)	125	664
Iberia Lineas Aereas de Espana SA	82	325
Ihop Corp.	23	1,073
Inchcape PLC	41	349
Inditex SA	14	765
Ingram Micro, Inc. (a)	93	1,582
Insight Enterprises, Inc. (a)	106	1,278
Interface, Inc.	69	886
International Game Technology	44	1,529
International Speedway Corp.	40	1,697
Isetan Mitsukoshi Holdings Ltd. (a)	54	568

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Isuzu Motors Ltd.	183	889
Itochu Corp.	187	1,951
Izumi Co. Ltd.	24	394
J Crew Group, Inc. (a)	105	4,988
J Front Retailing Co. Ltd.	95	628
Jack in the Box, Inc. (a)	147	3,932
Jakks Pacific, Inc. (a)	50	1,175
Japan Airlines Corp.	199	469
Jardine Cycle & Carriage Ltd.	37	453
JB Hi-Fi Ltd.	38	326
JetBlue Airways Corp. (a)	486	2,449
JFE Shoji Holdings, Inc.	52	403
Johnson Controls, Inc.	49	1,728
Jones Apparel Group, Inc.	68	1,076
JTEKT Corp.	27	478
Juki Corp.	44	165
Kayaba Industry Co. Ltd.	76	356
KB Home	49	1,103
Kesa Electricals PLC	59	244
Kingfisher PLC	129	341
Kloeckner & Co. AG	5	277
Kohl's Corp. (a)	38	1,856
Koito Manufacturing Co. Ltd.	33	435
Kokuyo Co. Ltd.	35	307
Komeri Co. Ltd.	14	370
K's Holdings Corp.	14	291
Kuraray Co. Ltd.	43	511
Ladbrokes PLC	46	299
Las Vegas Sands Corp. (a)	14	1,067
Lawson, Inc.	11	475
La-Z-Boy, Inc.	122	777
Lear Corp. (a)	138	3,943
Lennar Corp. - A Shares	80	1,474
Lennar Corp. - B Shares	13	218
Li & Fung Ltd.	257	1,064
Li Ning Co. Ltd.	161	475
Life Time Fitness, Inc. (a)	86	3,126
Lifestyle International Holdings Ltd.	192	400
Liz Claiborne, Inc.	65	1,150
Longs Drug Stores Corp.	43	1,723
Lottomatica SpA	10	310
Lowe's Cos, Inc.	263	6,625
Macy's, Inc.	47	1,189
Magna International, Inc.	6	442
Marks & Spencer Group PLC	94	711
Marriott International, Inc.	45	1,544
Marubeni Corp.	190	1,515
Marui Group Co. Ltd.	40	397
Matsushita Electric Industrial Co. Ltd.	253	5,949
Mattel, Inc.	299	5,606
Mazda Motor Corp.	110	476

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
McDonald's Corp.	165	9,831
Men's Wearhouse, Inc.	64	1,704
Meritage Homes Corp. (a)	53	1,005
MGM Mirage (a)	21	1,074
Michelin	8	734
Mitchells & Butlers PLC	24	143
Mitsubishi Corp.	188	6,039
Mitsubishi Logistics Corp.	26	354
Mitsubishi Motors Corp. (a)	458	722
Mitsubishi Rayon Co. Ltd.	71	231
Mitsui & Co. Ltd.	202	4,740
Modine Manufacturing Co.	57	1,001
Monaco Coach Corp.	52	329
MSC Industrial Direct Co.	114	5,559
Nagase & Co. Ltd.	31	326
Namco Bandai Holdings, Inc.	29	363
Newell Rubbermaid, Inc.	196	4,024
Next PLC	12	273
NGK Spark Plug Co. Ltd.	23	309
NHK Spring Co. Ltd.	43	309
Nifco, Inc./Japan	16	345
Nintendo Co. Ltd.	13	7,139
Nippon Seiki Co. Ltd.	14	206
Nissan Motor Co. Ltd.	297	2,633
Nisshinbo Industries, Inc.	31	340
Nissin Kogyo Co. Ltd.	13	222
Nitori Co. Ltd.	8	422
NOK Corp.	19	376
Nokian Renkaat OYJ	12	512
Nordstrom, Inc.	29	1,023
Nu Skin Enterprises, Inc.	124	2,223
Onward Holdings Co. Ltd.	32	363
OPAP SA	12	469
O'Reilly Automotive, Inc. (a)	60	1,732
Oriental Land Co. Ltd.	7	417
Orient-Express Hotels Ltd.	103	4,795
Oshkosh Truck Corp.	39	1,583
Pacific Sunwear Of California (a)	129	1,730
Panera Bread Co. (a)	40	2,090
Parkson Retail Group Ltd.	51	481
Penn National Gaming, Inc. (a)	39	1,666
PEP Boys-Manny Moe & Jack	77	687
Persimmon PLC	16	184
PetSmart, Inc.	71	1,589
Peugeot SA	9	632
PF Chang's China Bistro, Inc. (a)	33	1,024
Phillips-Van Heusen Corp.	100	4,221
Pier 1 Imports, Inc. (a)	187	1,459
Pinnacle Entertainment, Inc. (a)	77	1,195
Pioneer Corp.	29	287
Pirelli & C SpA	340	279

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Polo Ralph Lauren Corp.	32	1,985
Pool Corp.	64	1,397
PPR	4	525
Praktiker Bau-und Heimwerkerm AG	9	196
Puma AG Rudolf Dassler Sport	1	356
Punch Taverns PLC	16	165
Qantas Airways Ltd.	115	369
Quiksilver, Inc. (a)	266	2,588
RadioShack Corp.	86	1,195
Reece Australia Ltd.	16	355
Regal Entertainment Group	168	3,185
Regis Corp.	59	1,723
Renault SA	11	1,135
Resorttrust, Inc.	16	219
Rite Aid Corp. (a)	332	896
RONA, Inc. (a)	18	240
Ross Stores, Inc.	88	2,947
Royal Caribbean Cruises Ltd.	100	3,190
Ruby Tuesday, Inc.	100	851
Ryland Group, Inc.	120	3,838
Ryohin Keikaku Co. Ltd.	6	398
Saks, Inc. (a)	304	3,955
Sally Beauty Holdings, Inc. (a)	166	1,006
Sankyo Co. Ltd.	10	601
Scientific Games Corp. (a)	37	1,042
Sears Holdings Corp. (a)	9	887
Sega Sammy Holdings, Inc.	27	326
Sekisui Chemical Co. Ltd.	59	430
Sekisui House Ltd.	68	647
Select Comfort Corp. (a)	64	193
Seven & I Holdings Co. Ltd.	77	2,288
Shangri-La Asia Ltd.	167	463
Shimachu Co. Ltd.	14	385
Shimamura Co. Ltd.	4	355
Shimano, Inc.	12	546
Shoppers Drug Mart Corp.	12	634
Singapore Airlines Ltd.	59	696
Sky City Entertainment Group Ltd.	106	331
Skywest, Inc.	126	2,398
Sodexho Alliance SA	6	403
Sojitz Corp.	111	427
Sonae SGPS SA	132	236
Sony Corp.	118	5,424
Southwest Airlines Co.	106	1,403
Staples, Inc.	95	2,062
Starbucks Corp. (a)	100	1,623
Starwood Hotels & Resorts Worldwide, Inc.	29	1,514
Steelcase, Inc.	81	897
Sumitomo Corp.	148	1,988
Sumitomo Rubber Industries, Inc.	32	280
The Sumitomo Warehouse Co. Ltd.	63	315

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Superior Industries International, Inc.	41	833
Suzuki Motor Corp.	53	1,340
Swatch Group AG BR	2	540
Swatch Group AG REG	7	361
TABCorp. Holdings Ltd.	63	679
Takashimaya Co. Ltd.	37	405
Takata Corp.	12	265
Talbots, Inc.	43	345
Target Corp.	132	7,013
Tatts Group Ltd.	149	384
Taylor Wimpey PLC	63	161
Tech Data Corp. (a)	118	3,966
Teijin Ltd.	109	422
Thomson (EX-TMM)	23	147
Tim Hortons, Inc.	13	445
TJX Cos, Inc.	60	1,933
Toho Co. Ltd.	21	481
Tokai Rika Co. Ltd.	15	366
Tokyo Style Co. Ltd.	31	311
Toll Brothers, Inc. (a)	85	1,924
Toray Industries, Inc.	165	1,028
Toro Co.	92	3,900
Toto Ltd.	46	394
Toyobo Co. Ltd.	143	301
Toyoda Gosei Co. Ltd.	12	436
Toyota Boshoku Corp.	15	428
Toyota Industries Corp.	26	903
Toyota Motor Corp.	507	25,695
Toyota Tsusho Corp.	27	578
Tractor Supply Co. (a)	45	1,600
Triarc Cos, Inc.	73	518
TUI AG	14	401
TUI Travel PLC	62	292
Under Armour, Inc. (a)	41	1,367
United Stationers, Inc. (a)	36	1,587
UNY Co. Ltd.	37	364
Urban Outfitters, Inc. (a)	57	1,952
US Airways Group, Inc. (a)	62	533
USS Co. Ltd.	6	425
Vail Resorts, Inc. (a)	40	1,953
Valeo SA	7	285
Volkswagen AG	8	2,371
Wabash National Corp.	54	453
Wacoal Holdings Corp.	31	445
Walgreen Co.	177	6,168
Wal-Mart Stores, Inc.	305	17,684
Warner Music Group Corp.	151	1,312
Watsco, Inc.	31	1,406
Wendy's International, Inc.	56	1,624
Wesco International, Inc. (a)	24	893
Whirlpool Corp.	79	5,750

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
William Hill PLC	31	238
WMS Industries, Inc. (a)	112	4,053
Wolseley PLC	36	363
Wolverine World Wide, Inc.	166	4,771
World Fuel Services Corp.	37	909
WW Grainger, Inc.	43	3,728
Wynn Resorts Ltd. (a)	16	1,684
Yamada Denki Co. Ltd.	11	940
Yamaha Corp.	24	472
Yamaha Motor Co. Ltd.	26	501
The Yokohama Rubber Co. Ltd.	54	276
Yum! Brands, Inc.	71	2,887
Zale Corp. (a)	96	1,988
		535,278

Consumer, Non-cyclical (3.96%)
ABB Grain Ltd.	50	471
ABC Learning Centres Ltd.	68	86
Abertis Infraestructuras SA	13	434
Accenture Ltd.	90	3,380
ACCO Brands Corp. (a)	105	1,462
Adecco SA	7	420
Administaff, Inc.	30	786
Affymetrix, Inc. (a)	32	349
Aggreko PLC	35	411
Ajinomoto Co., Inc.	77	775
Alberto-Culver Co.	55	1,384
Alexion Pharmaceuticals, Inc. (a)	66	4,645
Alliance Data Systems Corp. (a)	68	3,904
Altria Group, Inc.	229	4,580
American Greetings Corp.	93	1,665
Anheuser-Busch Co., Inc.	73	3,592
Apollo Group, Inc. (a)	85	4,327
Applera Corp. - Celera Group (a)	266	3,559
Arbitron, Inc.	39	1,866
Asahi Breweries Ltd.	56	1,099
Associated British Foods PLC	23	403
Atkins WS PLC	18	380
Atlantia SpA	16	526
Avis Budget Group, Inc. (a)	218	2,895
AWB Ltd.	126	391
Babcock International Group PLC	37	435
BearingPoint, Inc. (a)	471	871
Beiersdorf AG	6	514
Benesse Corp.	13	575
Biogen Idec, Inc. (a)	40	2,428
Bio-Rad Laboratories, Inc. (a)	43	3,584
Blyth, Inc.	55	926
Bowne & Co., Inc.	53	882
Brisa-Auto Estradas de Portugal, SA (BRISA)	28	399
British American Tobacco PLC	80	3,017
Brown-Forman Corp.	25	1,701

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Bunzl PLC	29	426
C&C Group PLC	47	322
Cadbury Schweppes PLC	116	1,344
Cambrex Corp.	75	439
Capita Group PLC	32	422
Carlsberg A/S	3	401
Carrefour SA	30	2,119
Casino Guichard Perrachon SA	4	506
Celgene Corp. (a)	58	3,604
Chaoda Modern Agriculture Ltd.	522	750
Chemed Corp.	33	1,125
China Mengniu Dairy Co. Ltd.	110	330
ChoicePoint, Inc. (a)	41	1,982
Christian Dior SA	3	346
Church & Dwight Co., Inc.	114	6,477
Cintra Concesiones de Infraest	26	405
Clorox Co.	83	4,399
Coca Cola Hellenic Bottling Co.	13	587
Coca-Cola Amatil Ltd.	61	484
Coca-Cola Co.	233	13,717
Coca-Cola West Holdings Co. Ltd.	19	428
Colgate-Palmolive Co.	92	6,504
Colruyt SA	2	510
ConAgra Foods, Inc.	51	1,202
Constellation Brands, Inc. (a)	133	2,442
Convergys Corp. (a)	86	1,352
Corinthian Colleges, Inc. (a)	168	1,907
Corporate Executive Board Co.	17	741
Corrections Corporation of America (a)	214	5,457
Cosco Pacific Ltd.	146	276
CSL Ltd.	66	2,478
CSM Corp.	10	362
Dai Nippon Printing Co. Ltd.	82	1,263
Dairy Farm International Holdings Ltd.	137	717
Danisco A/S	5	338
Del Monte Foods Co.	111	1,001
Delhaize Group	5	436
Deluxe Corp.	110	2,339
Diageo PLC	148	3,039
Enzon Pharmaceuticals, Inc. (a)	111	968
Experian Group Ltd.	56	424
Ezaki Glico Co. Ltd.	39	429
Forrester Research, Inc. (a)	33	952
Fortune Brands, Inc.	16	1,082
Foster's Group Ltd.	238	1,138
FTI Consulting, Inc. (a)	73	4,672
G4S PLC	87	395
Genentech, Inc. (a)	82	5,592
General Mills, Inc.	30	1,812
Genzyme Corp. (a)	59	4,151
George Weston Ltd.	5	241

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Golden Agri-Resources Ltd.	952	597
Goodman Fielder Ltd.	178	301
Greene King PLC	19	195
H&R Block, Inc.	336	7,348
Hansen Natural Corp. (a)	67	2,371
Hays PLC	120	269
Heineken Holding NV	7	361
Heineken NV	13	759
Henkel KGaA	8	323
Hershey Co.	114	4,261
Hewitt Associates, Inc. (a)	173	7,093
Hillenbrand, Inc.	38	724
Hill-Rom Holdings, Inc.	38	955
HJ Heinz Co.	31	1,459
Hormel Foods Corp.	56	2,207
House Foods Corp.	26	404
Human Genome Sciences, Inc. (a)	174	1,140
Husqvarna AB	28	289
Iaws Group PLC	18	455
Illumina, Inc. (a)	97	7,555
Imperial Tobacco Group PLC	37	1,779
InBev NV	11	907
InterMune, Inc. (a)	37	586
Intertek Group PLC	19	368
Invitrogen Corp. (a)	25	2,339
Iron Mountain, Inc. (a)	96	2,637
Ito En Ltd.	13	225
ITT Educational Services, Inc. (a)	36	2,760
J Sainsbury PLC	82	625
Jarden Corp. (a)	98	2,089
The JM Smucker Co.	36	1,796
Kagome Co. Ltd.	23	362
Kamigumi Co. Ltd.	45	345
Kao Corp.	61	1,648
Kerry Group PLC	15	467
Kesko OYJ	7	266
Kikkoman Corp.	28	333
Kimberly-Clark Corp.	67	4,287
Kirin Holdings Co. Ltd.	113	2,010
Koninklijke Ahold NV	68	1,011
Kose Corp.	14	303
Kraft Foods, Inc.	210	6,642
Lighthouse Caledonia ASA (a)	2	2
Lion Corp.	70	329
Lion Nathan Ltd.	53	418
Live Nation, Inc. (a)	76	1,048
Loblaw Cos Ltd.	8	253
L'Oreal SA	14	1,666
Manpower, Inc.	45	3,021
Marine Harvest (a)	305	202
McCormick & Co., Inc.	68	2,570

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
McKesson Corp.	39	2,033
Meiji Dairies Corp.	66	404
Meiji Seika Kaisha Ltd.	88	449
Metcash Ltd.	101	402
Metro AG	9	716
Metro, Inc.	11	267
Michael Page International PLC	35	201
Millennium Pharmaceuticals, Inc. (a)	337	8,381
Millipore Corp. (a)	28	1,963
Monster Worldwide, Inc. (a)	62	1,508
Moody's Corp.	31	1,146
MPS Group, Inc. (a)	200	2,146
Myriad Genetics, Inc. (a)	105	4,362
Nektar Therapeutics (a)	108	521
Nestle SA	22	10,553
Nichirei Corp.	81	382
Nippon Meat Packers, Inc.	36	461
Nippon Suisan Kaisha Ltd.	69	306
Nisshin Seifun Group, Inc.	42	450
Nissin Food Products Co. Ltd.	13	456
Novozymes A/S	3	274
Nutreco Holding NV	5	366
Olam International Ltd.	196	387
Pacific Brands Ltd.	131	244
Parexel International Corp. (a)	138	3,505
Park24 Co. Ltd.	38	346
Parmalat SpA	108	371
PDL BioPharma, Inc. (a)	62	822
Pepsi Bottling Group, Inc.	152	5,124
PepsiAmericas, Inc.	41	1,054
PepsiCo, Inc.	280	19,188
Performance Food Group Co. (a)	60	2,008
Pernod-Ricard SA	10	1,156
Pharmaceutical Product Development, Inc.	55	2,278
Philip Morris International, Inc. (a)	229	11,686
Premier Foods PLC	75	192
Pre-Paid Legal Services, Inc. (a)	11	481
Procter & Gamble Co.	542	36,341
Qiagen NV (a)	22	492
QP Corp.	40	401
RalCorp Holdings, Inc. (a)	35	2,136
Randstad Holding NV	6	255
Regeneron Pharmaceuticals, Inc. (a)	79	1,550
Rent-A-Center, Inc. (a)	129	2,777
Rentokil Initial PLC	121	231
Resources Connection, Inc. (a)	60	1,213
Reynolds American, Inc.	15	808
Robert Half International, Inc.	89	2,109
RR Donnelley & Sons Co.	171	5,239
SABMiller PLC	47	1,091
Safeway, Inc.	45	1,422

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
SAIC, Inc. (a)	369	7,011
Sapporo Holdings Ltd.	64	475
Saputo, Inc.	16	431
Sara Lee Corp.	65	943
Savient Pharmaceuticals, Inc. (a)	88	1,922
Secom Co. Ltd.	27	1,257
Securitas AB	25	323
Serco Group PLC	43	377
Service Corporation International	883	9,810
Shiseido Co. Ltd.	46	1,104
Smithfield Foods, Inc. (a)	80	2,294
Societe BIC SA	5	257
Societe Des Autoroutes SA	4	481
Sohgo Security Services Co. Ltd.	24	337
Sotheby's	159	4,404
Spherion Corp. (a)	107	529
Stewart Enterprises, Inc.	186	1,270
Strayer Education, Inc.	25	4,642
Supervalu, Inc.	169	5,594
Swedish Match AB	20	439
Sysco Corp.	138	4,219
Takara Holdings, Inc.	62	417
Tate & Lyle PLC	34	358
TeleTech Holdings, Inc. (a)	52	1,192
Tesco PLC	436	3,718
Thai Beverage PCL	2,152	436
Tingyi Cayman Islands Holding Corp.	441	589
TIS, Inc.	17	330
Toppan Printing Co. Ltd.	79	878
Toyo Suisan Kaisha Ltd.	24	426
Transurban Group	114	738
Tupperware Brands Corp.	175	6,895
Tyson Foods, Inc.	299	5,322
Unicharm Corp.	7	487
Unilever NV	94	3,171
Unilever PLC	72	2,436
United Natural Foods, Inc. (a)	51	1,010
United Rentals, Inc. (a)	158	2,977
Universal Corp./Richmond VA	59	3,787
UST, Inc.	126	6,561
Valassis Communications, Inc. (a)	91	1,292
Vedior NV	15	417
Vertex Pharmaceuticals, Inc. (a)	70	1,786
Viad Corp.	36	1,133
VistaPrint Ltd. (a)	100	3,403
Watson Wyatt Worldwide, Inc.	101	5,921
WD-40 Co.	32	996
Weight Watchers International, Inc.	19	871
The Western Union Co.	103	2,369
Whole Foods Market, Inc.	74	2,415
Wilmar International Ltd.	288	979

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
WM Morrison Supermarkets PLC	127	723
WM Wrigley Jr Co.	29	2,209
WM Wrigley Jr Co.- B Shares	8	609
Woolworths Ltd.	142	3,843
Yakult Honsha Co. Ltd.	19	506
Yamazaki Baking Co. Ltd.	48	508
		498,796

Energy (4.26%)
Acergy SA	14	347
Advantage Energy Income Fund	10	118
Alpha Natural Resources, Inc. (a)	115	5,595
Anadarko Petroleum Corp.	48	3,195
Apache Corp.	33	4,444
Arch Coal, Inc.	76	4,359
Arrow Energy Ltd. (a)	159	351
Atwood Oceanics, Inc. (a)	47	4,732
Australian Worldwide Exploration Ltd. (a)	131	451
Baker Hughes, Inc.	57	4,610
BG Group PLC	196	4,796
Bourbon SA	6	406
BP PLC	1,069	12,984
Cabot Oil & Gas Corp.	169	9,628
Caltex Australia Ltd.	18	204
Cameron International Corp. (a)	134	6,597
Canadian Natural Resources Ltd.	30	2,548
Canadian Oil Sands Trust	13	584
CGG-Veritas (a)	2	506
Cheniere Energy, Inc. (a)	58	565
Chesapeake Energy Corp.	63	3,257
Chevron Corp.	251	24,134
Cimarex Energy Co.	52	3,240
CNOOC Ltd.	1,716	3,030
Cnpc Hong Kong Ltd.	625	301
ConocoPhillips Co.	164	14,129
Consol Energy, Inc.	112	9,068
Core Laboratories NV (a)	55	6,890
Cosmo Oil Co. Ltd.	79	262
Covanta Holding Corp. (a)	56	1,491
Crosstex Energy, Inc.	60	2,077
Delta Petroleum Corp. (a)	84	2,061
Denbury Resources, Inc. (a)	130	3,973
Devon Energy Corp.	42	4,763
Diamond Offshore Drilling, Inc.	9	1,129
El Paso Corp.	536	9,187
Enbridge, Inc.	18	740
EnCana Corp.	42	3,388
Encore Acquisition Co. (a)	161	7,346
Enerplus Resources Fund	9	403
ENI SpA	135	5,217
ENSCO International, Inc.	90	5,736

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
EOG Resources, Inc.	44	5,741
EXCO Resources, Inc. (a)	180	4,018
Exterran Holdings, Inc. (a)	34	2,271
Exxon Mobil Corp.	638	59,379
First Solar, Inc. (a)	28	8,176
FMC Technologies, Inc. (a)	68	4,570
Fording Canadian Coal Trust	4	246
Fugro NV	6	537
Global Industries Ltd. (a)	210	3,352
Grey Wolf, Inc. (a)	612	3,837
Halliburton Co.	156	7,162
Headwaters, Inc. (a)	82	937
Helix Energy Solutions Group, Inc. (a)	44	1,520
Helmerich & Payne, Inc.	48	2,580
Hercules Offshore, Inc. (a)	104	2,741
Hess Corp.	45	4,779
Holly Corp.	107	4,438
Husky Energy, Inc.	14	632
Idemitsu Kosan Co. Ltd.	4	341
Imperial Oil Ltd.	16	944
ION Geophysical Corp. (a)	129	2,055
Japan Petroleum Exploration Co.	6	415
John Wood Group PLC	59	504
Lundin Petroleum AB (a)	36	504
Marathon Oil Corp.	105	4,785
Mariner Energy, Inc. (a)	172	4,740
National Fuel Gas Co.	45	2,303
National Oilwell Varco, Inc. (a)	112	7,638
Neste Oil OYJ	11	334
Nexen, Inc.	26	899
Niko Resources Ltd.	4	361
Nippon Mining Holdings, Inc.	110	680
Nippon Oil Corp.	172	1,179
Noble Corp.	165	9,286
Occidental Petroleum Corp.	93	7,739
Oceaneering International, Inc. (a)	50	3,339
Oil Search Ltd.	117	524
Oilexco, Inc. (a)	32	488
OMV AG	8	605
Oneok, Inc.	65	3,128
OPTI Canada, Inc. (a)	18	381
Origin Energy Ltd.	103	1,356
Parker Drilling Co. (a)	220	1,764
Patriot Coal Corp. (a)	59	3,897
Peabody Energy Corp.	35	2,140
Pengrowth Energy Trust	21	412
Penn Virginia Corp.	89	4,673
Penn West Energy Trust	12	361
Petro-Canada	27	1,353
Pride International, Inc. (a)	88	3,736
Q-Cells AG (a)	4	466

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Questar Corp.	126	7,816
Quicksilver Resources, Inc. (a)	54	2,240
Range Resources Corp.	109	7,235
Renewable Energy Corp. AS (a)	10	342
Repsol YPF SA	44	1,790
Rowan Cos, Inc.	71	2,768
Royal Dutch Shell PLC - A Shares	136	5,485
Royal Dutch Shell PLC - B Shares	152	6,088
Saipem SpA	14	618
Santos Ltd.	70	1,049
SBM Offshore NV	9	345
Schlumberger Ltd.	207	20,814
Seacor Holdings, Inc. (a)	56	4,766
Seadrill Ltd.	19	579
Showa Shell Sekiyu KK	31	327
Singapore Petroleum Co. Ltd.	90	478
Smith International, Inc.	123	9,411
Solarworld AG	8	430
Southwestern Energy Co. (a)	208	8,800
Spectra Energy Corp.	64	1,581
St Mary Land & Exploration Co.	150	6,558
StatoilHydro ASA	69	2,502
Stone Energy Corp. (a)	87	5,302
Suncor Energy, Inc.	25	2,821
Sunoco, Inc.	94	4,363
Sunpower Corp. (a)	18	1,571
Superior Energy Services, Inc. (a)	141	6,258
Talisman Energy, Inc.	58	1,173
Technip SA	6	556
Tesoro Corp.	96	2,413
Tetra Technologies, Inc. (a)	94	1,528
TonenGeneral Sekiyu KK	40	345
Total SA	125	10,531
TransCanada Corp.	29	1,063
Transocean, Inc.	48	7,078
Trican Well Service Ltd.	21	473
Tullow Oil PLC	40	600
Ultra Petroleum Corp. (a)	93	7,726
UTS Energy Corp. (a)	67	360
Valero Energy Corp.	56	2,736
Vestas Wind Systems A/S (a)	10	1,096
Weatherford International Ltd. (a)	60	4,840
W-H Energy Services, Inc. (a)	71	5,488
Woodside Petroleum Ltd.	53	2,795
XTO Energy, Inc.	84	5,196
		537,422

Financial (8.71%)
The 77 Bank Ltd.	59	351
ACE Ltd.	33	1,990
ACOM Co. Ltd.	11	341

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Admiral Group PLC	23	398
Aegon NV	80	1,290
Aeon Credit Service Co. Ltd.	27	429
Aeon Mall Co. Ltd.	13	406
Affiliated Managers Group, Inc. (a)	16	1,589
AGF Management Ltd.	11	262
Agile Property Holdings Ltd.	218	303
Aiful Corp.	15	294
Aioi Insurance Co. Ltd.	65	409
Alexandria Real Estate Equities, Inc.	68	7,142
Allco Finance Group Ltd.	42	42
Alleanza Assicurazioni SpA	30	394
Alleghany Corp. (a)	3	1,054
Alliance & Leicester PLC	24	247
Allianz SE	25	5,100
Allied Irish Banks PLC	51	1,075
Allied World Assurance Co.	21	866
The Allstate Corp.	55	2,770
Alpha Bank AE	22	753
AMB Property Corp.	52	3,003
AMBAC Financial Group, Inc.	72	333
Amcore Financial, Inc.	39	485
American Express Co.	181	8,692
American Financial Group, Inc.	44	1,206
American International Group, Inc.	242	11,180
American National Insurance Co.	11	1,230
AmeriCredit Corp. (a)	74	1,033
Ameriprise Financial, Inc.	21	997
Amlin PLC	61	334
AMP Ltd.	221	1,633
Anchor BanCorp. Wisconsin, Inc.	36	547
Anglo Irish Bank Corp. PLC	40	552
Annaly Capital Management, Inc.	312	5,229
AON Corp.	26	1,180
Apartment Investment & Management Co.	51	1,886
Arch Capital Group Ltd. (a)	34	2,402
Ardepro Co. Ltd.	1	99
Arthur J Gallagher & Co.	62	1,523
Ascendas Real Estate Investment Trust	216	409
Aspen Insurance Holdings Ltd.	56	1,455
Assicurazioni Generali SpA	66	2,942
Associated Banc Corp.	75	2,120
Assurant, Inc.	101	6,565
Assured Guaranty Ltd.	30	759
Astoria Financial Corp.	56	1,327
ASX Ltd.	20	677
Australia & New Zealand Banking Group	216	4,463
AvalonBay Communities, Inc.	42	4,284
Aviva PLC	143	1,789
The Awa Bank Ltd.	81	521
AXA Asia Pacific Holdings Ltd.	106	594

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
AXA SA	99	3,696
Axis Capital Holdings Ltd.	143	4,849
Babcock & Brown Ltd.	34	472
Baloise Holding AG	4	439
Banca Carige SpA	83	329
Banca Monte dei Paschi di Sien EU	69	236
Banca Popolare di Milano Scarl	27	334
Banco Bilbao Vizcaya Arg.	195	4,498
Banco BPI SA	42	239
Banco Comercial Portugues SA	184	519
Banco de Valencia SA	7	394
Banco Espirito Santo SA	16	305
Banco Pastor SA	19	301
Banco Popular Espanol SA	42	727
Banco Santander SA	344	7,441
BanCorpsouth, Inc.	165	3,965
Bank of America Corp.	530	19,896
Bank of East Asia Ltd.	183	1,043
Bank of Ikeda Ltd.	9	257
Bank of Ireland	54	750
Bank of Kyoto Ltd.	41	522
Bank of Montreal	28	1,393
Bank of Nagoya Ltd.	62	426
Bank of New York Mellon Corp.	151	6,573
Bank of Nova Scotia	54	2,564
Bank of Queensland Ltd.	26	398
Bank of Yokohama Ltd.	166	1,216
Bankinter SA	22	339
Barclays PLC	360	3,267
BB&T Corp.	55	1,886
The Bear Stearns Cos, Inc.	10	107
Bendigo Bank Ltd.	61	704
BioMed Realty Trust, Inc.	206	5,356
BNP Paribas SA	48	5,192
BOC Hong Kong Holdings Ltd.	422	1,091
BOK Financial Corp.	19	1,085
Bolsas Y Mercados Espanoles SA	7	354
Boston Properties, Inc.	16	1,608
Bradford & Bingley PLC	45	146
Brandywine Realty Trust	187	3,263
BRE Properties, Inc.	122	5,850
Brit Insurance Holdings PLC	56	273
British Land Co. PLC	29	485
Brookfield Asset Management, Inc.	32	1,044
Cabcharge Australia Ltd.	36	304
Cambridge Industrial Trust	215	111
Camden Property Trust	30	1,587
Canadian Imperial Bank of Commerce	19	1,399
CapitaCommercial Trust	221	365
Capital One Financial Corp.	43	2,279
CapitaLand Ltd.	197	986

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
CapitalSource, Inc.	87	1,222
CapitaMall Trust	156	400
Cathay General BanCorp.	110	1,876
Catlin Group Ltd.	40	312
Cattles PLC	51	243
CB Richard Ellis Group, Inc. (a)	108	2,497
Centro Properties Group	100	43
CFS Retail Property Trust	236	499
Challenger Financial Services Group Ltd.	81	159
The Charles Schwab Corp.	172	3,715
Cheung Kong Holdings Ltd.	172	2,679
The Chiba Bank Ltd.	106	835
China Everbright Ltd.	164	418
China Insurance International Holdings Co.	157	417
China Overseas Land & Investments Ltd.	415	873
China Resources Land Ltd.	211	435
Chinese Estates Holdings Ltd.	212	334
Chubb Corp.	41	2,172
The Chugoku Bank Ltd.	29	436
Chuo Mitsui Trust Holdings, Inc.	116	824
Cigna Corp.	29	1,239
Cincinnati Financial Corp.	125	4,488
CIT Group, Inc.	135	1,470
CITIC International Financial Holdings Ltd.	461	307
Citigroup, Inc.	798	20,165
Citizens Republic BanCorp., Inc.	140	1,155
City Developments Ltd.	56	500
City National Corp.	25	1,213
Close Brothers Group PLC	23	319
CME Group, Inc.	8	3,660
CNP Assurances SA	3	357
Colonial BancGroup, Inc.	97	790
Colonial Properties Trust	98	2,375
Comerica, Inc.	123	4,272
Commerce Bancshares, Inc.	50	2,175
Commerce Group, Inc.	169	6,158
Commerzbank AG	33	1,203
Commonwealth Bank of Australia	152	6,432
Commonwealth Property Office Fund	283	376
CompuCredit Corp. (a)	34	275
Conseco, Inc. (a)	138	1,608
Corio NV	4	375
Corporacion Financiera Alba, SA	5	351
Corporate Office Properties Trust	61	2,275
Countrywide Financial Corp.	61	353
Cousins Properties, Inc.	75	1,906
Credit Agricole SA	41	1,386
Credit Saison Co. Ltd.	20	539
Credit Suisse Group	58	3,230
Cullen/Frost Bankers, Inc.	39	2,177
Dah Sing Financial Holdings Ltd.	42	305

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Daishi Bank Ltd.	91	389
Daito Trust Cons Ltd.	11	512
Daiwa Securities Group, Inc.	164	1,626
Danske Bank A/S	26	902
DB RREEF Trust	341	568
DBS Group Holdings Ltd.	131	1,918
DCT Industrial Trust, Inc.	360	3,600
Deerfield Capital Corp.	8	11
Derwent London PLC	11	293
Deutsche Bank AG	29	3,492
Deutsche Boerse AG	11	1,610
Deutsche Postbank AG	5	441
Dexia SA	31	866
DiamondRock Hospitality Co.	186	2,372
Digital Realty Trust, Inc.	107	4,146
Dime Community Bancshares, Inc.	59	1,102
DnB NOR ASA	41	615
Downey Financial Corp.	38	537
Duke Realty Corp.	161	3,932
EFG Eurobank Ergasias SA	15	466
Endurance Specialty Holdings Ltd.	37	1,374
Equity Lifestyle Properties, Inc.	28	1,384
Equity Residential Property Trust	33	1,370
Erie Indemnity Co.	33	1,763
Erste Bank der Oesterreichisch AG	12	894
Essex Property Trust, Inc.	58	6,902
Eurazeo	3	389
Everest Re Group Ltd.	60	5,421
Fairfax Financial Holdings Ltd.	2	604
Fannie Mae	91	2,575
Federal Realty Investment Trust	30	2,465
Federated Investors, Inc.	62	2,076
FelCor Lodging Trust, Inc.	133	1,674
Fidelity National Financial, Inc.	138	2,207
Fifth Third BanCorp.	48	1,029
First American Corp.	54	1,771
First BanCorp.	141	1,451
First Horizon National Corp.	79	853
First Marblehead Corp.	46	170
First Midwest BanCorp., Inc.	107	2,732
First Niagara Financial Group	225	3,247
FirstFed Financial Corp. (a)	27	413
FirstMerit Corp.	160	3,283
FKP Property Group	65	218
FNB Corp.	110	1,701
Fondiaria-Sai SpA	8	323
Forest City Enterprises, Inc.	31	1,145
Forestar Real Estate Group, Inc. (a)	93	2,316
Fortis	72	1,969
Franklin Resources, Inc.	23	2,188
Franklin Street Properties Corp.	117	1,728

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Fraser and Neave Ltd.	129	455
Freddie Mac	67	1,669
Fremont General Corp. (a)	169	39
Friedman Billings Ramsey Group	400	996
Friends Provident PLC	118	279
Frontier Financial Corp.	86	1,376
Fulton Financial Corp.	371	4,626
Gecina SA	2	283
Genting International PLC (a)	657	296
Genworth Financial, Inc.	44	1,015
Goldman Sachs Group, Inc.	40	7,655
Goodman Group	173	738
GPT Group	246	773
Gramercy Capital Corp.	28	532
Great Eagle Holdings Ltd.	102	294
Great Eastern Holdings Ltd.	32	392
Great Portland Estates PLC	29	264
Great-West Lifeco, Inc.	14	435
Greentown China Holdings Ltd.	161	188
Guaranty Financial Group, Inc. (a)	93	711
The Gunma Bank Ltd.	59	472
Guoco Group Ltd.	26	279
GZI Real Estate Investment Trust	323	123
Hachijuni Bank Ltd.	61	402
Hammerson PLC	16	321
Hang Lung Group Ltd.	99	533
Hang Lung Properties Ltd.	216	879
Hang Seng Bank Ltd.	81	1,622
Hannover Rueckversicherung AG	9	492
Hartford Financial Services Group, Inc.	32	2,281
Hbos PLC	206	1,927
HCC Insurance Holdings, Inc.	70	1,728
HCP, Inc.	216	7,711
Health Care REIT, Inc.	204	9,884
Healthcare Realty Trust, Inc.	102	2,890
Heiwa Real Estate Co. Ltd.	55	278
Henderson Investment Ltd.	235	27
Henderson Land Development Corp.	129	985
Higo Bank Ltd.	58	364
Hilb Rogal & Hobbs Co.	48	1,389
Hiroshima Bank Ltd.	74	407
Hokuhoku Financial Group, Inc.	164	520
The Hokkoku Bank Ltd.	90	386
Home Properties, Inc.	79	4,153
Hong Kong Exchanges and Clearing Ltd.	125	2,554
Hongkong Land Holdings Ltd.	219	994
Hopewell Holdings Ltd.	89	388
Hopson Development Holdings Ltd.	107	228
Horace Mann Educators Corp.	101	1,709
Hospitality Properties Trust	60	1,928
Host Hotels & Resorts, Inc.	53	912

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
HRPT Properties Trust	699	4,844
HSBC Holdings PLC	644	11,266
Hudson City BanCorp., Inc.	479	9,163
Huntington Bancshares, Inc.	260	2,441
The Hyakugo Bank Ltd.	60	393
The Hyakujushi Bank Ltd.	76	452
Hypo Real Estate Holding AG	10	373
Hysan Development Co. Ltd.	149	432
ICAP PLC	40	466
IGM Financial, Inc.	8	380
Immoeast AG (a)	29	296
Immofinanz AG	30	332
Industrial Alliance Insurance	10	393
IndyMac BanCorp., Inc.	156	507
ING Groep NV	115	4,402
ING Industrial Fund	182	359
ING Office Fund	269	354
Insurance Australia Group Ltd.	212	870
IntercontinentalExchange, Inc. (a)	43	6,671
International Bancshares Corp.	153	3,823
Intesa Sanpaolo RNC	54	384
Intesa Sanpaolo SpA	530	3,976
Invesco Ltd.	23	590
Investec PLC	31	222
Investment Technology Group, Inc. (a)	106	5,116
Investor AB - A Shares	15	346
Investor AB - B Shares	25	595
IPC Holdings Ltd.	52	1,514
Irish Life & Permanent PLC	16	259
iStar Financial, Inc.	80	1,540
IVG Immobilien AG	11	278
Iyo Bank Ltd.	44	501
JAFCO Co. Ltd.	8	319
Janus Capital Group, Inc.	118	3,311
Japan Securities Finance Co. Ltd.	28	233
Jefferies Group, Inc.	68	1,278
Jones Lang LaSalle, Inc.	19	1,475
The Joyo Bank Ltd.	95	539
JPMorgan Chase & Co.	414	19,727
The Juroku Bank Ltd.	64	376
Jyske Bank A/S (a)	5	345
The Kagoshima Bank Ltd.	53	425
KBC Groep NV	9	1,225
The Keiyo Bank Ltd.	69	487
Keppel Land Ltd.	70	313
Kerry Properties Ltd.	53	359
KeyCorp.	40	965
Kilroy Realty Corp.	77	4,029
Kimco Realty Corp.	174	6,944
Kinnevik Investment AB	20	429
Klepierre SA	6	367

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Knight Capital Group, Inc. (a)	320	5,987
Kowloon Development Co. Ltd.	175	386
LaBranche & Co., Inc. (a)	133	850
Land Securities Group PLC	24	735
LaSalle Hotel Properties	52	1,668
Legal & General Group PLC	360	908
Lehman Brothers Holdings, Inc.	54	2,389
Lend Lease Corp. Ltd.	41	480
Leopalace21 Corp.	16	283
Lexington Realty Trust	135	1,944
Liberty International PLC	18	351
Liberty Property Trust	58	2,032
Lincoln National Corp.	28	1,505
Link REIT	196	470
Lloyds TSB Group PLC	310	2,665
Loews Corp.	47	1,979
London Stock Exchange Group PLC	14	300
M&T Bank Corp.	6	559
The Macerich Co.	38	2,779
Mack-Cali Realty Corp.	43	1,678
Macquarie Communications Infrastructure Group	76	322
Macquarie CountryWide Trust	229	299
Macquarie Group Ltd.	30	1,795
Macquarie Infrastructure Group	317	846
Macquarie Office Trust	296	288
Man Group PLC	90	1,040
Manulife Financial Corp.	85	3,323
Mapfre SA	82	419
Markel Corp. (a)	5	2,172
Marsh & McLennan Cos, Inc.	56	1,545
Marshall & Ilsley Corp.	261	6,520
MBIA, Inc.	82	853
Mediobanca SpA	21	441
Meinl European Land Ltd. (a)	17	224
Mercury General Corp.	16	798
Merrill Lynch & Co., Inc.	112	5,581
MetLife, Inc.	46	2,799
MGIC Investment Corp.	53	691
Mid-America Apartment Communities	33	1,749
Millea Holdings, Inc.	97	4,114
Mirvac Group	119	472
Mitsubishi Estate Co. Ltd.	162	4,705
Mitsubishi UFJ Financial Group	2,406	26,470
Mitsubishi UFJ Lease & Finance Co. Ltd.	9	441
Mitsubishi UFJ Nicos Co. Ltd.	143	547
Mitsui Fudosan Co. Ltd.	104	2,620
Mitsui Sumitomo Insurance Co.	-	-
Mitsui Sumitomo Insurance Group (a)	50	1,991
Mizuho Financial Group, Inc.	3	15,579
Mizuho Trust & Banking Co. Ltd.	202	334
Montpelier Re Holdings Ltd.	58	957

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Morgan Stanley	133	6,464
Muenchener Rueckversicherungs AG	12	2,324
Musashino Bank Ltd.	8	348
The Nanto Bank Ltd.	77	397
The Nasdaq Stock Market, Inc. (a)	52	1,895
National Australia Bank Ltd.	189	5,387
National Bank of Canada	9	480
National Bank of Greece SA	26	1,444
National City Corp.	95	599
National Financial Partners Co.	49	1,319
National Retail Properties, Inc.	219	5,017
Nationwide Financial Services, Inc.	117	5,864
Nationwide Health Properties, Inc.	274	9,869
New World Development Ltd.	264	681
New York Community BanCorp., Inc.	265	4,948
NewAlliance Bancshares, Inc.	226	3,042
Newcastle Investment Corp.	105	1,038
Nexity Financial Corp.	5	225
Nipponkoa Insurance Co. Ltd.	95	925
The Nishi-Nippon City Bank Ltd.	115	352
Nissay Dowa General Insurance Co. Ltd.	69	402
Nomura Holdings, Inc.	225	3,912
Nomura Real Estate Holdings	13	264
Nordea Bank AB	114	1,889
Northern Rock PLC	23	41
Nymex Holdings, Inc.	6	556
NYSE Euronext, Inc.	26	1,719
Ogaki Kyoritsu Bank Ltd.	77	397
Okasan Holdings, Inc.	61	329
OKO Bank PLC	22	440
Old Mutual PLC	303	772
Old National BanCorp.	122	2,087
Old Republic International Corp.	164	2,353
Onex Corp.	12	376
ORIX Corp.	11	1,985
Oversea-Chinese Banking Corp.	291	1,899
Pacific Capital BanCorp. NA	94	1,916
Park National Corp.	15	1,140
PartnerRe Ltd.	39	2,885
Pennsylvania Real Estate Investment Trust	84	2,115
Perpetual Ltd.	6	310
PFF BanCorp., Inc.	52	197
Philadelphia Consolidated Holding Corp. (a)	142	5,237
The Phoenix Cos, Inc.	231	3,003
Piccolo Credito Valtellinese	27	322
Piper Jaffray Cos (a)	24	894
Piraeus Bank SA	19	648
Platinum Underwriters Holdings Ltd.	173	6,206
The PMI Group, Inc.	54	304
PNC Financial Services Group, Inc.	35	2,427
Popular, Inc.	160	1,995

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Power Corporation of Canada	17	596
Power Financial Corp.	13	480
Principal Financial Group, Inc.	27	1,449
ProAssurance Corp. (a)	43	2,272
Promise Co. Ltd.	14	443
Prosperity REIT	615	127
Protective Life Corp.	41	1,747
Provident Bankshares Corp.	59	756
Provident Financial Services, Inc.	115	1,774
Prudential Financial, Inc.	44	3,331
Prudential PLC	134	1,838
PSP Swiss Property AG	7	435
Public Storage, Inc.	18	1,633
QBE Insurance Group Ltd.	102	2,434
Quintain Estates & Development PLC	21	170
Radian Group, Inc.	50	270
Raiffeisen International Bank-Holding AG	3	488
RAIT Financial Trust	118	897
Ratos AB	12	420
Raymond James Financial, Inc.	60	1,726
Realty, Income Corp.	244	6,420
Redwood Trust, Inc.	90	2,996
Regency Centers Corp.	36	2,577
Regions Financial Corp.	72	1,578
Reinsurance Group of America, Inc.	18	936
RenaissanceRe Holdings Ltd.	42	2,160
Resolution PLC	38	543
RioCan REIT	18	375
RLI Corp.	28	1,344
Royal & Sun Alliance Insurance Group PLC	164	438
Royal Bank of Canada	70	3,338
Royal Bank of Scotland Group PLC	520	3,566
Safeco Corp.	67	4,472
Sampo Oyj	27	765
San-In Godo Bank Ltd.	44	389
Schroders PLC	15	314
Segro PLC	32	293
Selective Insurance Group	104	2,217
Senior Housing Properties Trust	179	4,287
The Senshu Bank Ltd.	152	333
Shenzhen Investment Ltd.	445	243
The Shiga Bank Ltd.	60	400
Shimao Property Holdings Ltd.	145	288
Shinko Securities Co. Ltd.	79	270
Shinsei Bank Ltd.	174	766
The Shizuoka Bank Ltd.	84	1,029
Shui On Land Ltd.	369	367
Shun Tak Holdings Ltd.	248	330
Silic	2	287
Simon Property Group, Inc.	34	3,395
Singapore Exchange Ltd.	125	792

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Sino Land Co	171	432
Skandinaviska Enskilda Banken AB	30	729
SL Green Realty Corp.	31	2,877
Societa Cattolica di Assicuraz	7	377
Societe Generale	25	2,935
Sompo Japan Insurance, Inc.	116	1,291
The South Financial Group, Inc.	156	942
Sovereign BanCorp., Inc.	232	1,733
St George Bank Ltd.	63	1,581
Standard Chartered PLC	77	2,746
Standard Life PLC	116	578
State Street Corp.	48	3,463
Sterling Bancshares, Inc.	134	1,392
Sterling Financial Corp.	109	1,331
Stockland Trust Group	169	1,153
Storebrand ASA	25	238
Strategic Hotels & Resorts, Inc.	159	2,291
Sumitomo Mitsui Financial Group, Inc.	4	34,428
Sumitomo Realty & Development Ltd.	56	1,400
Sumitomo Trust & Banking Co. Ltd.	197	1,771
Sun Hung Kai Properties Ltd.	162	2,838
Sun Life Financial, Inc.	32	1,547
SunCorp-Metway Ltd.	113	1,455
Sunstone Hotel Investors, Inc.	115	2,148
Suntec REIT	310	345
SunTrust Banks, Inc.	36	2,007
Suruga Bank Ltd.	31	437
Susquehanna Bancshares, Inc.	233	4,634
SVB Financial Group (a)	44	2,141
Svenska Handelsbanken AB	28	779
Swedbank AB	20	508
Swiss Life Holding	2	599
Swiss Reinsurance AG	21	1,751
SWS Group, Inc.	58	761
Sydbank A/S	8	300
Synovus Financial Corp.	165	1,954
T Rowe Price Group, Inc.	162	9,487
T&D Holdings, Inc.	29	1,846
Takefuji Corp.	16	379
Taubman Centers, Inc.	123	6,970
TCF Financial Corp.	79	1,375
TD Ameritrade Holding Corp. (a)	33	597
Thornburg Mortgage, Inc.	389	475
Tokai Tokyo Securities Co. Ltd.	69	280
Tokyo Tatemono Co. Ltd.	37	322
The Tokyo Tomin Bank Ltd.	11	233
Tokyu Land Corp.	54	401
Topdanmark A/S (a)	2	354
Torchmark Corp.	95	6,150
Toronto-Dominion Bank	122	8,037
The Travelers Cos, Inc.	100	5,040

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Trustco Bank Corp.	175	1,528
Trustmark Corp.	94	2,047
TSX Group, Inc.	10	420
UBS AG (a)	110	3,724
UCBH Holdings, Inc.	224	1,631
UDR, Inc.	85	2,149
Umpqua Holdings Corp.	117	1,726
Unibail-Rodamco	4	1,036
UniCredit SpA	675	5,145
UnionBanCal Corp.	33	1,733
Unione di Banche Italiane SCPA	35	928
Unipol Gruppo Finanziario SpA	115	378
United Bankshares, Inc.	94	2,734
United Industrial Corp. Ltd.	190	382
United Overseas Bank Ltd.	143	2,151
Unitrin, Inc.	37	1,404
Unum Group	363	8,425
UOL Group Ltd.	109	305
Urban Corp.	24	131
US BanCorp.	239	8,100
Valad Property Group	244	220
Valley National BanCorp	75	1,439
Ventas, Inc.	94	4,565
Verwalt & Privat-Bank AG	1	253
W Holding Co., Inc.	391	411
Wachovia Corp.	272	7,929
Waddell & Reed Financial, Inc.	53	1,795
Washington Federal, Inc.	185	4,405
Washington Mutual, Inc.	90	1,106
Webster Financial Corp.	116	3,022
Weingarten Realty Investors	50	1,845
Wells Fargo & Co.	363	10,799
Wereldhave NV	1	127
Westfield Group	219	3,769
Westpac Banking Corp.	216	4,991
Wheelock & Co. Ltd.	149	467
White Mountains Insurance Group Ltd.	4	1,904
Whitney Holding Corp.	146	3,418
Willis Group Holdings Ltd.	69	2,398
Wilmington Trust Corp.	43	1,414
Wing Hang Bank Ltd.	31	415
Wing Lung Bank Ltd.	37	667
Wing Tai Holdings Ltd.	157	233
WR Berkley Corp.	162	4,161
XL Capital Ltd.	18	628
Yamaguchi Financial Group, Inc.	31	393
The Yamanashi Chuo Bank Ltd.	62	408
Yanlord Land Group Ltd.	181	315
Zenith National Insurance Corp.	80	2,971
Zurich Financial Services AG	8	2,450
		1,098,287

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Healthcare (3.43%)
Abbott Laboratories	177	9,337
Advanced Medical Optics, Inc. (a)	27	567
Aetna, Inc.	90	3,924
Alcon, Inc.	10	1,580
Alfresa Holdings Corp.	6	421
Alkermes, Inc. (a)	131	1,628
Allergan, Inc.	54	3,044
American Medical Systems Holdings, Inc. (a)	94	1,325
Amerigroup Corp. (a)	126	3,275
AmerisourceBergen Corp.	107	4,339
Amylin Pharmaceuticals, Inc. (a)	63	1,738
Apria Healthcare Group, Inc. (a)	80	1,410
Arthrocare Corp. (a)	35	1,577
Astellas Pharma, Inc.	65	2,657
AstraZeneca PLC	83	3,511
Barr Pharmaceuticals, Inc. (a)	58	2,913
Baxter International, Inc.	113	7,042
Beckman Coulter, Inc.	32	2,186
Becton Dickinson & Co.	50	4,470
BioMarin Pharmaceutical, Inc. (a)	167	6,089
Biovail Corp.	20	229
Boston Scientific Corp. (a)	185	2,466
Bristol-Myers Squibb Co.	272	5,976
Brookdale Senior Living, Inc.	27	707
Celesio AG	6	262
Cephalon, Inc. (a)	35	2,184
Chugai Pharmaceutical Co. Ltd.	32	445
Cochlear Ltd.	7	374
Covance, Inc. (a)	33	2,765
Coventry Health Care, Inc. (a)	96	4,294
CR Bard, Inc.	63	5,933
Cubist Pharmaceuticals, Inc. (a)	71	1,375
CV Therapeutics, Inc. (a)	67	613
Daiichi Sankyo Co. Ltd.	82	2,255
Dainippon Sumitomo Pharma Co.	41	313
DaVita, Inc. (a)	56	2,935
Dentsply International, Inc.	75	2,915
Edwards Lifesciences Corp. (a)	103	5,708
Eisai Co. Ltd.	34	1,203
Elan Corp. PLC (a)	26	711
Eli Lilly & Co.	108	5,199
Endo Pharmaceuticals Holdings (a)	71	1,763
Essilor International SA	11	686
Express Scripts, Inc. (a)	30	2,101
Fisher & Paykel Healthcare Corp.	149	311
Forest Laboratories, Inc. (a)	42	1,458
Fresenius Medical Care AG & Co.	10	534
Galenica AG	1	318
Gen-Probe, Inc. (a)	96	5,411

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Getinge AB	17	434
Gilead Sciences, Inc. (a)	165	8,540
GlaxoSmithKline PLC	335	7,465
Grifols SA	18	505
Haemonetics Corp. (a)	34	1,946
Health Management Associates, Inc. (a)	707	5,041
Health Net, Inc. (a)	59	1,728
Healthscope Ltd.	83	425
Healthsouth Corp. (a)	101	1,987
Healthways, Inc. (a)	87	3,178
Hengan International Group Co.	114	407
Henry Schein, Inc. (a)	47	2,602
Herbalife Ltd.	25	1,095
Hisamitsu Pharmaceutical Co., Inc.	14	524
Hologic, Inc. (a)	434	12,668
Humana, Inc. (a)	102	4,875
Idexx Laboratories, Inc. (a)	107	5,692
Immucor, Inc. (a)	169	4,560
Intuitive Surgical, Inc. (a)	24	6,942
Invacare Corp.	59	1,064
Inverness Medical Innovations, Inc. (a)	127	4,699
Johnson & Johnson	346	23,213
Kinetic Concepts, Inc. (a)	28	1,110
King Pharmaceuticals, Inc. (a)	151	1,418
Kobayashi Pharmaceutical Co. Ltd.	11	384
Kyowa Hakko Kogyo Co. Ltd.	27	244
Laboratory Corporation of America Holdings (a)	71	5,369
Luxottica Group SpA	11	311
Magellan Health Services, Inc. (a)	93	3,589
MDS, Inc. (a)	20	396
Medarex, Inc. (a)	163	1,169
Medco Health Solutions, Inc. (a)	118	5,846
Mediceo Paltac Holdings Co. Ltd.	26	439
Medicis Pharmaceutical Corp.	72	1,483
Medtronic, Inc.	198	9,639
Mentor Corp.	45	1,317
Merck & Co., Inc.	238	9,054
Merck KGAA	4	570
Miraca Holdings, Inc.	21	497
Mitsubishi Tanabe Pharma Corp.	33	394
Mylan, Inc.	225	2,963
NBTY, Inc. (a)	144	4,054
Neurocrine Biosciences, Inc. (a)	43	233
Nipro Corp.	18	306
Nobel Biocare Holding AG	5	181
Novartis AG	137	6,968
Novo Nordisk A/S	22	1,515
Odyssey HealthCare, Inc. (a)	97	888
Omega Pharma SA	4	175
Omnicare, Inc.	78	1,587
Ono Pharmaceutical Co. Ltd.	14	740

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Onyx Pharmaceuticals, Inc. (a)	95	3,340
OSI Pharmaceuticals, Inc. (a)	26	901
Parkway Holdings Ltd.	151	390
Patterson Cos, Inc. (a)	69	2,360
Pediatrix Medical Group, Inc. (a)	84	5,714
Perrigo Co.	229	9,387
Pfizer, Inc.	749	15,062
PharMerica Corp. (a)	61	1,039
Psychiatric Solutions, Inc. (a)	129	4,478
Quest Diagnostics, Inc.	20	1,004
Resmed, Inc. (a)	40	1,725
Rhoen Klinikum AG	13	396
Roche Holding AG BR	2	371
Roche Holding AG Genus	39	6,504
Rohto Pharmaceutical Co. Ltd.	37	395
Sanofi-Aventis SA	57	4,465
Santen Pharmaceutical Co. Ltd.	16	395
Schering-Plough Corp.	273	5,026
Sepracor, Inc. (a)	56	1,207
Shimadzu Corp.	35	344
Shionogi & Co. Ltd.	38	729
Shire PLC	30	558
Sigma Pharmaceuticals Ltd.	244	273
Smith & Nephew PLC	51	664
Sonic Healthcare Ltd.	32	460
Sonova Holding AG	4	339
St Jude Medical, Inc. (a)	46	2,014
Stada Arzneimittel AG	6	407
STERIS Corp.	138	3,824
Straumann Holding AG	1	268
Stryker Corp.	56	3,630
Sunrise Senior Living, Inc. (a)	57	1,223
Suzuken Co. Ltd.	12	454
Synthes, Inc.	3	413
Sysmex Corp.	10	407
Taisho Pharmaceutical Co. Ltd.	28	534
Takeda Pharmaceutical Co. Ltd.	98	5,174
Techne Corp. (a)	71	5,149
Tenet Healthcare Corp. (a)	1,136	7,270
Terumo Corp.	24	1,182
The Medicines Co. (a)	85	1,679
Theravance, Inc. (a)	61	762
Tsumura & Co.	22	532
UCB SA	7	304
United Therapeutics Corp. (a)	48	4,056
UnitedHealth Group, Inc.	226	7,374
Universal Health Services, Inc.	27	1,691
Varian Medical Systems, Inc. (a)	67	3,141
VCA Antech, Inc. (a)	146	4,725
Watson Pharmaceuticals, Inc. (a)	64	1,987
WellCare Health Plans, Inc. (a)	18	788

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
WellPoint, Inc. (a)	77	3,831
West Pharmaceutical Services, Inc.	42	1,970
William Demant Holding A/S (a)	4	318
Wyeth	183	8,138
Zimmer Holdings, Inc. (a)	54	4,004
		431,681

Holding Companies (0.13%)
Ackermans & Van Haaren NV	4	410
Beijing Enterprises Holdings LLC	89	366
China Merchants Holdings International Co.	116	595
China Resources Enterprise Ltd.	126	462
Citic Pacific Ltd.	88	412
DCC PLC	13	300
First Pacific Co.	531	390
GEA Group AG	12	448
Groupe Bruxelles Lambert SA	5	637
Guangdong Investment Ltd.	578	283
Guangzhou Investment Co. Ltd.	1,210	270
Hutchison Whampoa Ltd.	252	2,466
IFIL - Investments SpA	36	302
Jardine Matheson Holdings Ltd.	52	1,598
Jardine Strategic Holdings Ltd.	45	780
LVMH Moet Hennessy Louis Vuitton	14	1,605
Melco International Development Ltd.	267	366
Noble Group Ltd.	346	569
NWS Holdings Ltd.	159	438
Shanghai Industrial Holdings Ltd.	89	369
Sherritt International Corp.	25	349
Sofina SA	3	364
Swire Pacific Ltd. - A Shares	92	1,077
Swire Pacific Ltd. - B Shares	169	396
Washington H Soul Pattinson & Co.	46	373
Wendel	2	277
Wharf Holdings Ltd.	145	736
		16,638

Industrial (5.75%)
3M Co.	93	7,152
AAR Corp. (a)	47	1,100
ABB Ltd.	124	3,811
Acciona SA	1	287
Actividades de Construccion y Servicios SA (ACS)	11	653
Actuant Corp.	135	4,572
Acuity Brands, Inc.	99	4,736
Advantest Corp.	20	549
Aeroports de Paris	3	359
AGFA-Gevaert NV	18	133
Agilent Technologies, Inc. (a)	55	1,662
Albany International Corp.	47	1,706
Alfa Laval AB	6	395

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Alliant Techsystems, Inc. (a)	71	7,793
Allied Waste Industries, Inc. (a)	182	2,250
Alps Electric Co. Ltd.	39	363
Alstom SA	6	1,396
Amada Co. Ltd.	46	382
Amcor Ltd.	108	688
Amec PLC	30	474
American Commercial Lines, Inc. (a)	72	1,139
Ametek, Inc.	56	2,717
Amphenol Corp.	94	4,341
Ansell Ltd.	38	412
Applera Corp. - Applied Biosyst	138	4,404
Aptargroup, Inc.	152	6,711
Arkansas Best Corp.	44	1,737
Arriva PLC	24	337
Arrow Electronics, Inc. (a)	62	1,687
Asahi Glass Co. Ltd.	138	1,644
Assa Abloy AB	18	281
Astec Industries, Inc. (a)	21	770
Auckland International Airport	152	253
Avnet, Inc. (a)	75	1,964
BAE Systems PLC	185	1,717
Balfour Beatty PLC	44	385
BE Aerospace, Inc. (a)	161	6,498
Belden, Inc.	108	3,644
Bemis Co., Inc.	67	1,762
Benchmark Electronics, Inc. (a)	141	2,507
Bilfinger Berger AG	4	345
Boeing Co.	121	10,268
Bombardier, Inc. (a)	79	518
Boral Ltd.	71	417
Bouygues	15	1,125
Briggs & Stratton Corp.	91	1,385
Brink's Co.	72	5,238
Brother Industries Ltd.	33	427
Bucyrus International, Inc.	64	8,060
Burlington Northern Santa Fe	29	2,974
Buzzi Unicem SpA	12	308
CAE, Inc.	30	344
Campbell Brothers Ltd.	17	439
Canadian National Railway Co.	26	1,362
Canadian Pacific Railway Ltd.	8	551
Cargotec Corp.	7	294
Carillion PLC	48	346
Carlisle Cos, Inc.	151	4,361
Casio Computer Co. Ltd.	31	462
Central Glass Co. Ltd.	69	261
Central Japan Railway Co.	1	9,809
Ceradyne, Inc. (a)	33	1,286
CH Robinson Worldwide, Inc.	105	6,581
Charter PLC	16	286

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Checkpoint Systems, Inc. (a)	72	1,867
Cheung Kong Infrastructure Holdings Co.	108	467
China Grand Forestry Resources (a)	945	112
Chiyoda Corp.	21	158
Cie de Saint-Gobain SA	20	1,617
Cimpor Cimentos de Portugal SG	39	347
Cobham PLC	99	434
ComfortDelgro Corp. Ltd.	285	368
Commercial Metals Co.	75	2,336
Comsys Holdings Corp.	35	316
Cookson Group PLC	27	381
Cooper Industries Ltd.	127	5,384
Cosco Corp. Singapore Ltd.	114	266
CRH PLC	30	1,146
CSR Ltd.	135	402
CTS Corp.	91	1,024
Cummins, Inc.	113	7,079
Cymer, Inc. (a)	46	1,196
Daifuku Co. Ltd.	31	387
Daiichi Chuo Kisen Kaisha	53	357
Daikin Industries Ltd.	31	1,544
Dainippon Screen Manufacturing Co.	53	230
Danaher Corp.	37	2,887
Deere & Co.	53	4,456
Deutsche Post AG	46	1,441
Dionex Corp. (a)	25	1,956
Disco Corp.	7	344
Donaldson Co., Inc.	122	5,312
Downer EDI Ltd.	65	445
DRS Technologies, Inc.	73	4,558
Dyno Nobel Ltd.	211	583
EADS	19	479
Eagle Materials, Inc.	63	2,286
Eastman Kodak Co.	201	3,596
Eaton Corp.	113	9,926
Ebara Corp.	81	293
Eiffage SA (a)	3	276
EMCOR Group, Inc. (a)	82	2,055
Energizer Holdings, Inc. (a)	30	2,372
Energy Conversion Devices, Inc. (a)	50	1,630
ESCO Technologies, Inc. (a)	33	1,536
Esterline Technologies Corp. (a)	46	2,560
Expeditors International Washington, Inc.	131	6,103
Fanuc Ltd.	23	2,418
FedEx Corp.	26	2,493
Finmeccanica SpA	16	560
Finning International, Inc.	15	446
Firstgroup PLC	30	338
Fletcher Building Ltd.	57	382
Flir Systems, Inc. (a)	68	2,334
Flowserve Corp.	30	3,723

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
FLSmidth & Co.	4	424
Fluor Corp.	54	8,255
Fomento de Construcciones y Contratas (FCC)	4	289
Forward Air Corp.	37	1,261
Foster Wheeler Ltd. (a)	108	6,879
Fuji Electric Holdings Co. Ltd.	93	366
FUJIFILM Holdings Corp.	61	2,341
Fujikura Ltd.	62	272
Fukuyama Transporting Co. Ltd.	75	252
Funai Electric Co. Ltd.	7	261
Furukawa Electric Co. Ltd.	83	301
Futuris Corp. Ltd.	192	382
Gamesa Corporacion Tecnologica SA	9	438
Gardner Denver, Inc. (a)	124	5,760
Garmin Ltd.	33	1,350
General Cable Corp. (a)	91	6,097
General Dynamics Corp.	34	3,074
General Electric Co.	1,179	38,553
General Maritime Corp.	67	1,751
Gentex Corp.	91	1,700
Glory Ltd.	14	315
Go-Ahead Group PLC	7	230
GrafTech International Ltd. (a)	225	4,421
Granite Construction, Inc.	45	1,544
Grupo Ferrovial SA	4	326
GWA International Ltd.	102	277
Hamamatsu Photonics KK	12	366
Hankyu Hanshin Holdings, Inc.	150	678
Harsco Corp.	45	2,670
Heidelberger Druckmaschinen AG	8	192
Hirose Electric Co. Ltd.	4	474
Hitachi Cable Ltd.	63	250
Hitachi Construction Machinery Co. Ltd.	11	347
Hitachi Koki Co. Ltd.	22	363
Hitachi Ltd.	393	2,649
Hitachi Zosen Corp. (a)	200	210
Hochtief AG	4	412
Holcim Ltd.	11	1,082
Honeywell International, Inc.	66	3,920
Hong Kong Aircraft Engineering Co. Ltd.	22	392
Horiba Ltd.	10	339
Hosiden Corp.	25	507
HOYA Corp.	51	1,413
Hubbell, Inc.	32	1,431
Ibiden Co. Ltd.	17	739
IDEX Corp.	192	7,044
IHI Corp.	173	373
Iino Kaiun Kaisha Ltd.	30	338
Imerys SA	4	347
IMI PLC	32	288
Impregilo SpA (a)	48	293

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Ingersoll-Rand Co. Ltd.	25	1,110
Insituform Technologies, Inc. (a)	52	880
Intermec, Inc. (a)	61	1,288
Invensys PLC	50	297
Itron, Inc. (a)	54	5,026
ITT Corp.	111	7,104
Jacobs Engineering Group, Inc. (a)	90	7,770
Japan Airport Terminal Co. Ltd.	22	440
Japan Steel Works Ltd.	44	814
JGC Corp.	30	557
JM AB	13	216
Joy Global, Inc.	58	4,307
JS Group Corp.	32	554
Kaba Holding AG	1	314
Kajima Corp.	124	415
Kawasaki Heavy Industries Ltd.	184	474
Kawasaki Kisen Kaisha Ltd.	69	701
Kaydon Corp.	37	1,938
Keihan Electric Railway Co. Ltd.	108	476
Keihin Electric Express Railway Co. Ltd.	64	419
Keio Corp.	68	390
Keisei Electric Railway Co. Ltd.	76	417
Kemet Corp. (a)	204	830
Kennametal, Inc.	185	6,432
Keyence Corp.	4	1,018
Kinden Corp.	44	418
Kingspan Group PLC	16	187
Kintetsu Corp.	201	692
Kirby Corp. (a)	28	1,536
Kitz Corp.	38	227
Komatsu Ltd.	110	3,332
Komori Corp.	17	335
Kone OYJ	12	474
Konecranes Oyj	9	394
Konica Minolta Holdings, Inc.	63	943
Koninklijke BAM Groep NV	13	313
Kubota Corp.	134	938
Kuehne & Nagel International AG	4	431
Kurita Water Industries Ltd.	13	463
Kyocera Corp.	22	2,023
Kyowa Exeo Corp.	34	268
L-3 Communications Holdings, Inc.	76	8,470
Lafarge SA	8	1,448
Landstar System, Inc.	125	6,495
Leggett & Platt, Inc.	112	1,859
Legrand SA	11	331
Leighton Holdings Ltd.	15	666
Lincoln Electric Holdings, Inc.	96	7,325
Littelfuse, Inc. (a)	29	1,066
Mabuchi Motor Co. Ltd.	6	297
Macquarie Airports	192	569

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Makino Milling Machine Co. Ltd.	29	215
Makita Corp.	17	585
MAN AG	5	702
Manitowoc Co., Inc.	66	2,496
Martin Marietta Materials, Inc.	23	2,516
Maruichi Steel Tube Ltd.	15	541
Masco Corp.	300	5,463
Matsushita Electric Works Ltd.	42	462
Matthews International Corp.	76	3,757
McDermott International, Inc. (a)	138	7,394
Meggitt PLC	62	366
Methode Electronics, Inc.	71	770
Metso Oyj	7	304
Mettler Toledo International, Inc. (a)	20	1,905
Mine Safety Appliances Co.	28	1,041
Minebea Co. Ltd.	71	432
MISUMI Group, Inc.	23	447
Mitsubishi Electric Corp.	253	2,584
Mitsubishi Heavy Industries Ltd.	396	1,836
Mitsui Engineering & Shipbuilding Co. Ltd.	91	297
Mitsui OSK Lines Ltd.	141	1,940
Mitsumi Electric Co. Ltd.	10	335
Miura Co. Ltd.	12	307
Molex, Inc.	50	1,296
Monadelphous Group Ltd.	28	354
Moog, Inc. (a)	90	3,880
Mori Seiki Co. Ltd.	12	221
MTR Corp.	154	551
MTU Aero Engines Holding AG	6	275
Mueller Industries, Inc.	69	2,234
Mueller Water Products, Inc.	111	881
Murata Manufacturing Co. Ltd.	26	1,375
Nabtesco Corp.	26	384
Nachi-Fujikoshi Corp.	77	318
Nagoya Railroad Co. Ltd.	132	423
Nankai Electric Railway Co. Ltd.	130	529
National Express Group PLC	16	295
National Instruments Corp.	139	4,089
NCI Building Systems, Inc. (a)	26	628
NEC Corp.	239	1,129
Neptune Orient Lines Ltd.	104	247
Newport Corp. (a)	59	679
Nexans SA	2	267
NGK Insulators Ltd.	35	671
Nichias Corp.	38	133
Nichicon Corp.	25	192
Nidec Corp.	14	1,054
Nikon Corp.	41	1,183
Nippon Chemi-Con Corp.	36	143
Nippon Electric Glass Co. Ltd.	43	664
Nippon Express Co. Ltd.	112	618

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nippon Sheet Glass Co. Ltd.	79	362
Nippon Yusen KK	144	1,399
Nishi-Nippon Railroad Co. Ltd.	107	378
Nordson Corp.	73	4,309
Norfolk Southern Corp.	43	2,562
Norsk Hydro ASA	40	596
Northrop Grumman Corp.	30	2,207
NSK Ltd.	57	475
NTN Corp.	52	398
Obayashi Corp.	85	411
Odakyu Electric Railway Co. Ltd.	73	496
Okuma Corp.	24	273
Okumura Corp.	73	360
Old Dominion Freight Line, Inc. (a)	41	1,259
Olympus Corp.	29	954
Omron Corp.	28	582
Orbotech Ltd. (a)	64	1,123
Orient Overseas (International) Ltd.	32	176
OSG Corp.	27	380
Owens-Illinois, Inc. (a)	141	7,776
Pacer International, Inc.	68	1,262
Pacific Basin Shipping Ltd.	262	479
Packaging Corporation of America	60	1,319
Pall Corp.	128	4,451
Panalpina Welttransport Holdings AG	2	255
Park Electrochemical Corp.	22	596
Parker Hannifin Corp.	129	10,301
Pentair, Inc.	63	2,320
Power-One, Inc. (a)	143	428
Precision Castparts Corp.	21	2,469
Regal-Beloit Corp.	41	1,521
Republic Services, Inc.	166	5,277
Rexam PLC	38	338
Rheinmetall AG	4	305
Rinnai Corp.	13	416
Rockwell Automation, Inc.	19	1,030
Rockwell Collins, Inc.	101	6,374
Rolls-Royce Group PLC	8,969	882
Roper Industries, Inc.	46	2,858
Royal Philips NV	63	2,376
Ryder System, Inc.	43	2,944
Ryobi Ltd.	56	211
Sacyr Vallehermoso SA	8	285
Safran SA	15	317
Sagami Railway Co. Ltd.	118	453
Sankyu, Inc.	77	403
Sanmina-SCI Corp. (a)	1,487	2,305
Sanwa Holdings Corp.	65	270
Sanyo Electric Co. Ltd. (a)	250	623
Schindler Holding AG	6	488
Schneider Electric SA	13	1,596

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Seino Holdings Corp.	40	268
SembCorp. Industries Ltd.	103	319
SembCorp. Marine Ltd.	144	393
Sharp Corp.	129	2,167
Shima Seiki Manufacturing Ltd.	9	354
Shimizu Corp.	86	406
Siemens AG	46	5,457
SIG PLC	15	224
Sims Group Ltd.	17	531
Singapore Post Ltd.	472	404
Singapore Technologies Engineering Ltd.	159	378
Skanska AB	22	365
SMC Corp.	7	813
Snap-On, Inc.	102	6,050
SNC-Lavalin Group, Inc.	11	552
Sonoco Products Co.	62	2,043
Spirit Aerosystems Holdings, Inc. (a)	230	6,709
Stanley Electric Co. Ltd.	22	557
Stanley Works/The	87	4,197
Star Micronics Co. Ltd.	13	221
Stericycle, Inc. (a)	47	2,509
STX Pan Ocean Co. Ltd.	250	621
Sumitomo Electric Industries Ltd.	89	1,145
Sumitomo Heavy Industries Ltd.	71	597
Sumitomo Osaka Cement Co. Ltd.	152	332
Tadano Ltd.	27	279
Taiheiyo Cement Corp.	112	255
Taisei Corp.	126	333
Taiyo Yuden Co. Ltd.	18	208
Techtronic Industries Co.	325	315
Teekay Corp.	27	1,232
Teledyne Technologies, Inc. (a)	78	4,581
Teleflex, Inc.	92	5,068
Tenaris SA	26	685
Terex Corp. (a)	54	3,763
Tetra Tech, Inc. (a)	106	2,240
Texas Industries, Inc.	36	2,787
Textron, Inc.	46	2,806
Thales SA	7	459
THK Co. Ltd.	16	355
Thomas & Betts Corp. (a)	31	1,161
Timken Co.	48	1,735
Titan Cement Co. SA	7	314
TNT NV	21	818
Tobu Railway Co. Ltd.	101	515
Toda Corp.	71	345
Toho Zinc Co. Ltd.	40	223
Tokyo Seimitsu Co. Ltd.	11	220
Tokyu Corp.	125	662
Toll Holdings Ltd.	71	531
Tomkins PLC	80	290

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Toshiba Corp.	380	3,150
Toyo Seikan Kaisha Ltd.	23	451
Transfield Services Ltd.	40	483
Transpacific Industries Group Ltd.	34	278
Transport International Holding Ltd.	72	388
Travis Perkins PLC	10	193
Tredegar Corp.	54	882
Trimble Navigation Ltd. (a)	177	5,804
Trinity Industries, Inc.	43	1,307
Tsubakimoto Chain Co.	53	357
Tyco International Ltd.	50	2,340
Ulvac, Inc.	9	368
Union Pacific Corp.	27	3,920
United Group Ltd.	24	323
United Technologies Corp.	130	9,421
URS Corp. (a)	105	4,236
Ushio, Inc.	20	379
UTi Worldwide, Inc.	41	901
Vallourec SA	3	821
Varian, Inc. (a)	72	3,667
Venture Corp. Ltd.	38	311
Vishay Intertechnology, Inc. (a)	106	1,002
Wabtec Corp.	115	4,931
Wartsila Oyj	5	344
Waste Connections, Inc. (a)	161	5,162
Waste Management, Inc.	47	1,696
Waters Corp. (a)	84	5,162
Weir Group PLC	26	430
Werner Enterprises, Inc.	106	2,061
Wesfarmers Ltd.	81	2,857
Wienerberger AG	6	346
WorleyParsons Ltd.	23	841
Worthington Industries, Inc.	148	2,664
Yamatake Corp.	13	377
Yamato Holdings Co. Ltd.	53	772
Yaskawa Electric Corp.	32	323
YIT OYJ	12	341
Yokogawa Electric Corp.	28	304
YRC Worldwide, Inc. (a)	124	2,014
Zardoya Otis SA	12	336
Zebra Technologies Corp. (a)	36	1,322
Zodiac SA	5	268
		724,308

Technology (3.83%)
ACI Worldwide, Inc. (a)	93	2,055
Actel Corp. (a)	78	1,285
Activision, Inc. (a)	228	6,167
Adobe Systems, Inc. (a)	127	4,736
Advanced Micro Devices, Inc. (a)	279	1,663
Advent Software, Inc. (a)	22	877

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Affiliated Computer Services, Inc. (a)	49	2,596
Agilysys, Inc.	66	723
Altera Corp.	210	4,469
Amkor Technology, Inc. (a)	226	2,158
Analog Devices, Inc.	44	1,417
Ansys, Inc. (a)	173	6,960
Apple, Inc. (a)	151	26,266
Applied Materials, Inc.	245	4,572
ARM Holdings PLC	129	259
ASM Pacific Technology Ltd.	42	286
ASML Holding NV	22	630
ATMI, Inc. (a)	43	1,266
Atos Origin SA	7	431
Autodesk, Inc. (a)	142	5,396
Automatic Data Processing, Inc.	116	5,127
Autonomy Corp. PLC (a)	23	392
Avid Technology, Inc. (a)	53	1,106
Axcelis Technologies, Inc. (a)	193	1,042
BMC Software, Inc. (a)	122	4,241
Borland Software Corp. (a)	134	237
Brocade Communications Systems, Inc. (a)	469	3,358
Brooks Automation, Inc. (a)	102	1,057
CA, Inc.	110	2,435
Cabot Microelectronics Corp. (a)	31	1,056
CACI International, Inc. (a)	39	1,955
Canon, Inc.	147	7,351
Cap Gemini SA	8	487
Cerner Corp. (a)	33	1,527
CGI Group, Inc. (a)	38	443
Ciber, Inc. (a)	102	639
Citrix Systems, Inc. (a)	145	4,749
Cognizant Technology Solutions (a)	176	5,676
Computer Sciences Corp. (a)	175	7,628
Computershare Ltd.	59	498
Compuware Corp. (a)	206	1,553
Conexant Systems, Inc. (a)	1,146	567
CSG Systems International, Inc. (a)	81	980
CSK Holdings Corp.	12	254
Dassault Systemes SA	6	379
Dell, Inc. (a)	345	6,427
DSP Group, Inc. (a)	72	945
DST Systems, Inc. (a)	27	1,616
Dun & Bradstreet Corp.	31	2,613
Electronic Arts, Inc. (a)	41	2,110
Electronics for Imaging (a)	122	1,759
EMC Corp. (a)	440	6,776
Emulex Corp. (a)	186	2,435
Entegris, Inc. (a)	226	1,704
Factset Research Systems, Inc.	22	1,321
Fidelity National Information Services, Inc.	102	3,678
Fiserv, Inc. (a)	102	5,156

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Formfactor, Inc. (a)	58	1,118
Fujitsu Ltd.	244	1,556
Global Payments, Inc.	42	1,859
Hewlett-Packard Co.	450	20,858
Hutchinson Technology, Inc. (a)	50	707
IBM Corp.	149	17,984
Ikon Office Solutions, Inc.	199	2,179
Imation Corp.	64	1,496
Indra Sistemas SA	15	411
Infineon Technologies AG (a)	41	382
Informatica Corp. (a)	205	3,272
Intel Corp.	1,011	22,505
International Rectifier Corp. (a)	35	797
Intersil Corp.	85	2,271
Intuit, Inc. (a)	191	5,151
Itochu Techno-Solutions Corp.	11	347
Jack Henry & Associates, Inc.	201	5,282
Kla-Tencor Corp.	26	1,136
Konami Corp.	17	608
Kulicke & Soffa Industries, Inc. (a)	102	672
Lam Research Corp. (a)	63	2,573
Lattice Semiconductor Corp. (a)	302	1,024
Lenovo Group Ltd.	578	442
Linear Technology Corp.	147	5,139
LogicaCMG PLC	123	281
Logitech International SA (a)	14	428
Marvell Technology Group Ltd. (a)	61	790
Mastercard, Inc.	52	14,464
Maxim Integrated Products, Inc.	62	1,304
MEMC Electronic Materials, Inc. (a)	57	3,589
Metavante Technologies, Inc. (a)	86	2,027
Micrel, Inc.	144	1,414
Micros Systems, Inc. (a)	144	5,134
Microsemi Corp. (a)	167	4,092
Microsoft Corp.	1,450	41,354
Misys PLC	79	246
National Semiconductor Corp.	136	2,773
Navteq Corp. (a)	51	3,785
NCR Corp. (a)	94	2,315
NEC Electronics Corp. (a)	13	264
Neopost SA	3	314
NetApp, Inc. (a)	50	1,210
Nomura Research Institute Ltd.	19	419
Novell, Inc. (a)	212	1,331
Novellus Systems, Inc. (a)	62	1,355
Nvidia Corp. (a)	111	2,281
Obic Co. Ltd.	2	369
ON Semiconductor Corp. (a)	157	1,173
Oracle Corp. (a)	682	14,220
Oracle Corp. Japan	9	408
Otsuka Corp.	4	307

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Palm, Inc. (a)	185	1,066
Parametric Technology Corp. (a)	244	4,253
Paychex, Inc.	45	1,637
Perot Systems Corp. (a)	188	2,940
Photronics, Inc. (a)	76	806
Pitney Bowes, Inc.	24	867
PMC - Sierra, Inc. (a)	455	3,535
QLogic Corp. (a)	68	1,085
Quantum Corp. (a)	393	688
Rambus, Inc. (a)	60	1,378
Red Hat, Inc. (a)	103	2,119
Research In Motion Ltd. (a)	27	3,287
RiCoh Co. Ltd.	87	1,500
Rohm Co. Ltd.	13	906
Sage Group PLC	82	322
Salesforce.com, Inc. (a)	49	3,270
SanDisk Corp. (a)	31	840
SAP AG	49	2,506
SEI Investments Co.	75	1,745
Seiko Epson Corp.	19	513
Semiconductor Manufacturing, Inc. (a)	2,980	226
Semtech Corp. (a)	134	2,176
Shinko Electric Industries Co.	16	220
Silicon Laboratories, Inc. (a)	130	4,390
Silicon Storage Technology, Inc. (a)	161	494
Skyworks Solutions, Inc. (a)	527	4,580
Square Enix Co. Ltd.	13	424
SRA International, Inc. (a)	56	1,471
STMicroelectronics NV	36	423
Sun Microsystems, Inc. (a)	92	1,441
Sybase, Inc. (a)	263	7,737
Synopsys, Inc. (a)	90	2,080
Take-Two Interactive Software, Inc. (a)	93	2,440
TDK Corp.	16	1,096
Teradata Corp. (a)	144	3,066
Teradyne, Inc. (a)	121	1,608
Tessera Technologies, Inc. (a)	112	2,267
Texas Instruments, Inc.	246	7,173
THQ, Inc. (a)	85	1,809
Tokyo Electron Ltd.	19	1,233
TomTom NV (a)	6	210
Trident Microsystems, Inc. (a)	71	308
TriQuint Semiconductor, Inc. (a)	270	1,779
Unisys Corp. (a)	221	919
Varian Semiconductor Equipment Associates, Inc. (a)	178	6,520
VeriFone Holdings, Inc. (a)	35	392
Verigy Ltd. (a)	1	21
Western Digital Corp. (a)	228	6,610
Wincor Nixdorf AG	4	307
Wind River Systems, Inc. (a)	181	1,491
Xerox Corp.	127	1,774
Xilinx, Inc.	299	7,406
		482,259

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Utilities (2.27%)
A2A SpA	116	428
AGL Energy Ltd.	52	613
AGL Resources, Inc.	240	8,160
Algonquin Power Income Fund	16	122
Allegheny Energy, Inc.	101	5,434
Allete, Inc.	56	2,339
Ameren Corp.	208	9,435
American Electric Power Co., Inc.	40	1,785
Aqua America, Inc.	87	1,603
Aquila, Inc. (a)	798	2,873
Atco Ltd.	7	330
Atmos Energy Corp.	257	7,114
Avista Corp.	97	1,991
Babcock & Brown Infrastructure Group	284	308
Black Hills Corp.	125	4,876
British Energy Group PLC	56	846
Canadian Utilities Ltd.	9	396
Centerpoint Energy, Inc.	297	4,520
Centrica PLC	202	1,181
China Resources Power Holdings Ltd.	150	380
Chubu Electric Power Co., Inc.	87	2,037
Chugoku Electric Power Co., Inc.	35	769
Cleco Corp.	127	3,049
CLP Holdings Ltd.	192	1,523
CMS Energy Corp.	141	2,056
Consolidated Edison, Inc.	25	1,040
Contact Energy Ltd.	54	409
Dominion Resources, Inc.	69	2,994
DPL, Inc.	72	2,004
DTE Energy Co.	159	6,409
Duke Energy Corp.	129	2,362
Dynegy, Inc. (a)	253	2,181
E.ON AG	38	7,775
Edison International	31	1,617
El Paso Electric Co.	92	2,076
Electric Power Development Co.	20	750
Electricite de France	13	1,364
Enagas SA	16	487
Endesa SA	26	1,287
Enel SpA	231	2,522
Energias de Portugal SA	125	793
Energy East Corp.	165	3,762
Entergy Corp.	20	2,297
Exelon Corp.	90	7,693
FirstEnergy Corp.	31	2,345
Fortis, Inc.	16	442
Fortum Oyj	24	1,022

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
FPL Group, Inc.	38	2,519
Gas Natural SDG SA	7	410
Gaz de France SA	11	727
Great Plains Energy, Inc.	57	1,461
Hawaiian Electric Industries, Inc.	174	4,279
Hokkaido Electric Power Co., Inc.	24	502
Hokuriku Electric Power Co.	24	579
Hong Kong & China Gas Co.	428	1,252
HongKong Electric Holdings Ltd.	154	966
IdaCorp., Inc.	94	3,049
Integrys Energy Group, Inc.	80	3,831
International Power PLC	82	716
Kansai Electric Power Co., Inc.	100	2,380
Kyushu Electric Power Co., Inc.	53	1,203
MDU Resources Group, Inc.	178	5,139
National Grid PLC	148	2,061
Nicor, Inc.	29	1,018
NiSource, Inc.	289	5,173
Northeast Utilities	162	4,264
Northumbrian Water Group PLC	63	408
Northwest Natural Gas Co.	86	3,859
NorthWestern Corp.	70	1,737
NRG Energy, Inc. (a)	185	8,131
NSTAR	67	2,158
OGE Energy Corp.	58	1,896
Osaka Gas Co. Ltd.	250	890
Pennon Group PLC	31	391
Pepco Holdings, Inc.	216	5,381
PG&E Corp.	35	1,400
Piedmont Natural Gas Co.	151	3,970
Pinnacle West Capital Corp.	63	2,138
PNM Resources, Inc.	148	2,145
PPL Corp.	39	1,873
Progress Energy, Inc.	22	924
Public Power Corp. SA	13	550
Public Service Enterprise Group, Inc.	44	1,932
Puget Energy, Inc.	77	2,095
Red Electrica de Espana SA	9	586
Reliant Energy, Inc. (a)	269	6,924
RWE AG	26	3,011
SCANA Corp.	111	4,377
Scottish & Southern Energy PLC	47	1,301
Sempra Energy	24	1,360
Severn Trent PLC	15	436
Shikoku Electric Power Co., Inc.	28	796
Sierra Pacific Resources	140	1,908
Snam Rete Gas SpA	70	445
Southern Co.	70	2,606
Southwest Gas Corp.	138	3,984
Suez SA	64	4,548
TECO Energy, Inc.	130	2,081

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Terna Rete Elettrica Nazionale SpA		113	501
The AES Corp. (a)		89	1,545
Toho Gas Co. Ltd.		84	408
Tohoku Electric Power Co., Inc.		59	1,339
Tokyo Electric Power Co., Inc.		159	4,044
Tokyo Gas Co. Ltd.		282	1,079
TransAlta Corp.		14	472
TrustPower Ltd.		60	375
UGI Corp.		253	6,578
Union Fenosa SA		7	471
Unisource Energy Corp.		76	2,374
United Utilities PLC		48	685
Vectren Corp.		163	4,610
Veolia Environnement SA		22	1,600
Verbund AG		8	623
Westar Energy, Inc.		311	7,213
WGL Holdings, Inc.		105	3,445
Wisconsin Energy Corp.		82	3,892
Xcel Energy, Inc.		422	8,778
			285,601

Total Common Stocks (Cost $ 5,577,612)			5,428,022

Corporate Bonds (11.30%)
Basic Materials (1.00%)
Eastman Chemical Co., 7.60%, 2/01/27	USD	120,000	123,749
Weyerhaeuser Co., 6.95%, 8/01/17	USD	2,000	2,046
			125,795

Communications (2.02%)
Comcast Corp., 6.50%, 11/15/35	USD	72,000	71,897
Verizon Communications, Inc., 7.25%, 12/01/10	USD	116,000	124,086
Sprint Capital Corp., 8.38%, 3/15/12	USD	61,000	58,103
			254,086

Consumer Goods (1.02%)
Anheuser-Busch Companies, Inc., 5.05%, 10/15/16	USD	2,000	1,972
Coca-Cola Enterprises, 8.50%, 2/01/22	USD	2,000	2,461
Conagra Foods, Inc., 6.75%, 9/15/11	USD	2,000	2,123
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	48,000	48,950
Macys Retail Hldgs, Inc., 5.75%, 7/15/14	USD	2,000	1,812
Procter & Gamble Co., 4.95%, 8/15/14	USD	38,000	39,594
Target Corp., 5.88%, 3/01/12	USD	30,000	31,312
			128,224

Energy (0.02%)
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	USD	2,000	2,141

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Financial (5.65%)
Allstate Corp., 7.20%, 12/01/09	USD	30,000	31,381
American General Finance, 5.38%, 10/01/12	USD	107,000	103,796
Citigroup, Inc., 6.63%, 1/15/28	USD	9,000	8,861
Conocophillips Canada, 5.63%, 10/15/16	USD	23,000	23,964
Credit Suisse USA, Inc., 6.13%, 11/15/11	USD	37,000	38,516
Goldman Sachs Group, Inc., 5.95%, 1/15/27	USD	101,000	92,278
JPMC Capital XVIII, 6.95%, 8/17/36	USD	30,000	28,640
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	USD	38,000	38,628
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	USD	60,000	57,570
Morgan Stanley, 6.75%, 4/15/11	USD	76,000	78,903
National Rural Utilities, 7.25%, 3/01/12	USD	56,000	60,148
Prudential Financial, Inc., 5.10%, 9/20/14	USD	46,000	45,372
U.S. Bank NA, 6.38%, 8/01/11	USD	38,000	40,362
Wachovia Bank NA, 7.80%, 8/18/10	USD	61,000	64,629
			713,048

Healthcare (0.31%)
Wyeth, 5.50%, 2/01/14	USD	38,000	39,024

Industrial (0.68%)
Boeing Co., 6.13%, 2/15/33	USD	30,000	31,392
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	2,000	2,106
Norfolk Southern Corp., 6.20%, 4/15/09	USD	12,000	12,255
Union Pacific Corp., 4.88%, 1/15/15	USD	41,000	39,585
			85,338

Utilities (0.60%)
Duke Energy Carolinas LLC, 6.25%, 1/15/12	USD	30,000	31,672
Exelon Corporation, 4.90%, 6/15/15	USD	2,000	1,873
Florida Power & Light Co., 5.95%, 10/01/33	USD	40,000	40,571
Southern Power Co., 4.88%, 7/15/15	USD	2,000	1,914
			76,030

Total Corporate Bonds (Cost $ 1,433,068)			1,423,686

U.S. Government Agency Pass-Through Securities (11.52%)
Fannie Mae (6.32%)
6.00%, 6/01/17, Pool #555004	USD	9,182	9,495
5.50%, 8/01/17, Pool #826283	USD	12,882	13,198
5.00%, 5/01/18, Pool #703444	USD	11,440	11,510
4.50%, 1/01/19, Pool #735057	USD	23,377	23,257
5.00%, 1/01/19, Pool #255077	USD	45,737	46,217
5.00%, 12/01/19, Pool #745369	USD	14,467	14,619
5.50%, 3/01/20, Pool #735405	USD	34,445	35,108
5.00%, 6/01/20, Pool #839333	USD	21,437	21,568
4.50%, 9/01/20, Pool #839289	USD	24,105	23,883
5.50%, 12/01/20, Pool #850811	USD	94,069	95,879
5.00%, 12/01/26, Pool #256570	USD	59,085	58,738
6.00%, 10/01/32, Pool #667994	USD	55,433	57,012

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
5.50%, 6/01/33, Pool #702459	USD	58,010	58,384
5.50%, 9/01/33, Pool #254869	USD	23,398	43,561
6.00%, 9/01/33, Pool #736937	USD	43,175	23,940
5.50%, 4/01/34, Pool #725424	USD	30,272	26,363
7.00%, 4/01/34, Pool #780703	USD	26,194	32,029
5.00%, 5/01/34, Pool #768230	USD	39,583	38,917
6.50%, 9/01/34, Pool #783390	USD	44,376	45,958
6.00%, 4/01/35, Pool #735503	USD	20,854	21,422
4.34%, 10/01/35, Pool #836206	USD	48,850	49,104
6.50%, 4/01/36, Pool #851187	USD	44,447	46,032
			796,194

Freddie Mac (3.51%)
4.00%, 6/01/18, Pool #E01401	USD	38,968	37,782
4.50%, 1/01/19, Pool #B11878	USD	59,269	58,879
5.50%, 8/01/33, Pool #A11851	USD	52,220	52,735
6.50%, 12/01/33, Pool #A16523	USD	19,433	20,232
6.00%, 7/01/34, Pool #A24370	USD	43,056	44,195
5.50%, 10/01/34, Pool #A27526	USD	48,243	48,796
5.50%, 10/01/35, Pool #A39170	USD	129,740	130,799
5.50%, 11/01/35, Pool #A47728	USD	48,613	49,010
			442,428

GNMA (1.69%)
6.00%, 2/15/32, Pool #569704	USD	153,652	158,494
5.50%, 4/15/33, Pool #603566	USD	18,558	18,857
5.50%, 4/15/34, Pool #626116	USD	12,988	13,192
6.00%, 9/20/34, Pool #2 3611	USD	21,275	21,895
			212,438

Total U.S. Government Agency Pass-Through Securities (Cost $ 1,413,625)			1,451,060

U.S. Government Agency Securities (2.74%)
Fannie Mae (1.23%)
4.50%, 10/15/08	USD	75,000	75,727
6.63%, 9/15/09	USD	75,000	78,764
			154,491

Federal Home Loan Bank (0.24%)
4.63%, 11/21/08	USD	30,000	30,338

Freddie Mac (1.27%)
4.63%, 12/19/08	USD	55,000	55,697
4.75%, 1/18/11	USD	55,000	57,394
6.25%, 7/15/32	USD	40,000	47,412
			160,503

Total U.S. Government Agency Securities (Cost $ 335,524)			345,332

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
U.S. Treasury Obligations (7.89%)
U.S. Treasury Bond (3.33%)
6.00%, 2/15/26	USD	45,000	53,160
5.25%, 11/15/28	USD	334,000	366,304
			419,464

U.S. Treasury Note (4.56%)
4.00%, 6/15/09	USD	220,000	224,950
4.00%, 4/15/10	USD	136,000	140,601
4.88%, 2/15/12	USD	65,000	69,997
4.00%, 2/15/15	USD	117,000	121,735
4.25%, 8/15/15	USD	16,000	16,849
			574,132

Total U.S. Treasury Obligations (Cost $ 954,442)			993,596

Foreign Government Agency Securities (13.39%)
BELGIUM (0.75%)
Belgium Kingdom, 5.50%, 9/28/17	EUR	56,000	94,990

GERMANY (2.27%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	183,000	286,603

ITALY (2.07%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/01/17	EUR	158,000	261,403

JAPAN (5.48%)
Japan Government Bond, 1.50%, 6/20/12	JPY	70,600,000	690,268

NETHERLANDS (0.77%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	62,000	95,462

SPAIN (0.83%)
Bonos Y Oblig Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	62,000	105,185

UNITED KINGDOM (1.22%)
United Kingdom Treasury Bond, 4.00%, 9/07/16	GBP	80,000	152,799

Total Foreign Government Agency Securities (Cost $ 1,477,498)			1,686,710

Preferred Stocks (0.02%)
Communications (0.00%)
ProSiebenSat.1 Media AG		11	173

Consumer, Cyclical (0.01%)
Bayerische Motoren Werke AG - PFD		8	349
Volkswagen - PFD		6	993
			1,342

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Consumer, Non-cyclical (0.01%)
Henkel KGaA - PFD	10	427
Ito En Ltd. - PFD	3	33
		460

Financial (0.00%)
Unipol Gruppo Finanziario SpA - PFD	121	355

Healthcare (0.00%)
Fresenius SE - PFD	5	416

Utilities (0.00%)
RWE AG - PFD	4	375

Total Preferred Stocks (Cost $ 3,258)		3,121

Rights and Options (0.05%)
Consumer, Cyclical (0.00%)
Matsumotokiyoshi Holdings Co.	17	354

Consumer, Non-cyclical (0.02%)
Nutreco Holding NV	5	-
Reckitt Benckiser Group PLC	33	1,927
		1,927

Energy (0.00%)
Westernzagros Resources Ltd.	11	27

Financial (0.01%)
Aegon NV	80	-
Banca Monte dei Paschi di Siena EU	69	48
China Overseas Land & Investments Ltd.	34	18
Henderson Group PLC	96	235
UBS AG	105	177
		478

Utilities (0.02%)
Iberdrola SA	208	3,057

Total Rights and Options (Cost $ 5,550)		5,843

Money Market (4.06%)
American Beacon Money Market Fund	46,196	46,196
Dreyfus Cash Management	232,555	232,555
Dreyfus Cash Management Plus	232,572	232,572

Total Money Market (Cost $ 511,323)		511,323

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2015 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Investment Companies (5.07%)
BLDRS Emerging Markets 50 ADR	2,483	134,622
iShares MSCI Emerging Markets	2,602	381,609
Vanguard Emerging Markets ETF	1,198	122,364
Total Investment Companies (Cost $ 564,645)		638,595

Total Investments
(Cost $ 12,276,545) (b) – 99.12%		12,487,288

Other assets in excess of liabilities – 0.88%		111,330

NET ASSETS – 100.00%		12,598,618

(a)	Non-income producing security.
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Common Stocks (51.81%)
Basic Materials (3.08%)
Acerinox SA	47	1,277
Agnico-Eagle Mines Ltd.	29	1,821
Agrium, Inc.	30	2,359
Air Products & Chemicals, Inc.	66	6,496
Air Water, Inc.	104	1,049
Airgas, Inc.	125	6,016
AK Steel Holding Corp.	197	12,368
Akzo Nobel NV	48	4,085
Albemarle Corp.	130	4,863
Alcoa, Inc.	285	9,912
Allegheny Technologies, Inc.	198	13,628
Alumina Ltd.	451	2,438
Anglo American PLC	675	43,864
Antofagasta PLC	84	1,340
ArcelorMittal	136	12,063
Arkema, Inc.	19	1,102
Asahi Kasei Corp.	531	3,008
Ashland, Inc.	170	9,013
Barrick Gold Corp.	152	5,842
BASF SE	88	12,556
Bayer AG	135	11,525
BHP Billiton Ltd.	1,274	50,809
BHP Billiton PLC	419	14,993
BlueScope Steel Ltd.	282	2,940
Boehler-Uddeholm AG	12	1,349
Brookfield Infrastructure Partners LP	4	79
Cabot Corp.	116	3,383
Cameco Corp.	59	2,051
Carpenter Technology Corp.	269	13,794
Celanese Corp.	388	17,363
CF Industries Holdings, Inc.	49	6,551
Chemtura Corp.	497	3,439
Ciba Specialty Chemicals AG	20	668
Clariant AG	80	882
Cleveland-Cliffs, Inc.	73	11,709
Coeur d'Alene Mines Corp. (a)	1,614	4,955
Cytec Industries, Inc.	216	12,746
Daicel Chemical Industries Ltd.	186	1,098
Daido Steel Co. Ltd.	171	949
Dainippon Ink and Chemicals, Inc.	318	1,018

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Denki Kagaku Kogyo K K	249	922
Domtar Corp. (a)	1,196	7,140
Dow Chemical Co.	314	12,607
Dowa Holdings Co. Ltd.	115	773
Eastman Chemical Co.	190	13,965
Ecolab, Inc.	360	16,546
EI Du Pont de Nemours & Co.	300	14,673
Ferro Corp.	337	5,924
First Quantum Minerals Ltd.	13	1,141
FMC Corp.	128	8,036
FNX Mining Co., Inc. (a)	41	942
Fortescue Metals Group Ltd. (a)	440	3,076
Georgia Gulf Corp.	208	1,250
Givaudan SA	1	1,015
Gold Corp., Inc.	124	4,409
HB Fuller Co.	531	12,255
Hercules, Inc.	948	17,822
Hitachi Chemical Co. Ltd.	59	1,160
Hitachi Metals Ltd.	103	1,544
Hokuetsu Paper Mills Ltd.	237	1,046
HudBay Minerals, Inc. (a)	51	962
Huntsman Corp.	183	4,116
Iluka Resources Ltd.	244	905
Inmet Mining Corp.	14	1,149
International Flavors & Fragra, Inc.	223	10,171
International Paper Co.	142	3,716
Ivanhoe Mines Ltd. (a)	86	823
JFE Holdings, Inc.	232	12,717
Johnson Matthey PLC	39	1,551
JSR Corp.	81	1,827
K+S AG	8	3,336
Kaneka Corp.	152	1,042
Kansai Paint Co. Ltd.	143	981
Kazakhmys PLC	48	1,510
Kingboard Chemical Holdings Ltd.	224	1,062
Kinross Gold Corp.	104	1,965
Kobe Steel Ltd.	1,180	3,529
Koninklijke DSM NV	36	1,947
Lanxess AG	23	898
Lee & Man Paper Manufacturing Ltd.	288	536
Lihir Gold Ltd. (a)	693	1,922
Linde AG	22	3,233
Lonmin PLC	17	1,048
Lonza Group AG	13	1,777
Louisiana-Pacific Corp.	527	6,066
Lubrizol Corp.	191	11,139
Lundin Mining Corp. (a)	97	650
MeadWestvaco Corp.	523	13,755
Minara Resources Ltd.	229	1,255

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Minerals Technologies, Inc.	122	8,264
Mitsubishi Chemical Holdings Co.	521	3,457
Mitsubishi Gas Chemical Co., Inc.	176	1,207
Mitsubishi Materials Corp.	474	2,247
Mitsui Chemicals, Inc.	298	1,817
Mitsui Mining & Smelting Co. Ltd	257	870
Monsanto Co.	307	35,004
Mosaic Co. (a)	45	5,513
Neenah Paper, Inc.	55	1,264
Newcrest Mining Ltd.	126	3,436
Newmont Mining Corp.	233	10,301
Nine Dragons Paper Holdings Ltd.	442	476
Nippon Kayaku Co. Ltd.	143	994
Nippon Light Metal Co. Ltd.	479	728
Nippon Paint Co. Ltd.	246	916
Nippon Shokubai Co. Ltd.	141	1,024
Nippon Steel Corp.	3,124	17,545
Nippon Yakin Kogyo Co. Ltd.	105	837
Nissan Chemical Industries Ltd.	100	1,319
Nisshin Steel Co. Ltd.	322	1,192
Nitto Denko Corp.	62	2,570
Norske Skogindustrier ASA	88	393
Nova Chemicals Corp.	33	832
Nucor Corp.	80	6,040
Nufarm Ltd.	111	1,864
OJI Paper Co. Ltd.	384	1,728
Olin Corp.	450	9,077
OM Group, Inc. (a)	89	4,874
OneSteel Ltd.	437	2,643
Orica Ltd.	119	3,267
Osaka Titanium Technologies Co.	14	956
Outokumpu OYJ	40	1,915
Oxiana Ltd.	586	1,813
Pacific Metals Co. Ltd.	71	694
Paladin Energy Ltd. (a)	203	814
PaperlinX Ltd.	461	1,100
Plum Creek Timber Co., Inc.	458	18,705
Potash Corporation of Saskatchewan, Inc.	52	9,498
PPG Industries, Inc.	49	3,007
Praxair, Inc.	190	17,349
Rautaruukki OYJ	19	907
Rayonier, Inc.	213	8,952
Reliance Steel & Aluminum Co.	79	4,802
Rengo Co. Ltd.	224	1,200
Rio Tinto Ltd.	124	15,920
Rio Tinto PLC	232	27,261
Rohm & Haas Co.	388	20,739
RPM International, Inc.	1,033	23,036
RTI International Metals, Inc. (a)	146	6,014

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Salzgitter AG	7	1,445
Schulman A, Inc.	145	3,074
Sensient Technologies Corp.	419	12,474
SGL Carbon AG (a)	24	1,639
Shin-Etsu Chemical Co. Ltd.	155	9,570
Showa Denko KK	447	1,578
Sigma-Aldrich Corp.	250	14,255
Smurfit-Stone Container Corp. (a)	516	2,802
Solvac SA	7	1,203
Solvay SA	10	1,475
Southern Copper Corp.	21	2,410
Ssab Svenskt Stal AB	34	1,136
Steel Dynamics, Inc.	246	8,573
Stillwater Mining Co. (a)	413	5,856
Stora Enso Oyj	101	1,256
Sumitomo Bakelite Co. Ltd.	174	969
Sumitomo Chemical Co. Ltd.	628	4,077
Sumitomo Forestry Co. Ltd.	135	957
Sumitomo Metal Industries Ltd.	1,670	7,018
Sumitomo Metal Mining Co. Ltd.	219	3,983
Syngenta AG	17	5,078
Taiyo Nippon Sanso Corp.	146	1,188
Teck Cominco Ltd.	80	3,481
Temple-Inland, Inc.	170	1,984
ThyssenKrupp AG	68	4,280
Titanium Metals Corp.	133	2,027
Tokai Carbon Co. Ltd.	113	1,179
Tokuyama Corp.	98	886
Tokyo Steel Manufacturing Co.	76	1,096
Tosoh Corp.	228	877
Ube Industries Ltd./Japan	412	1,442
Umicore Group	25	1,340
United States Steel Corp.	297	45,723
UPM-Kymmene Oyj	94	1,823
Uranium One, Inc. (a)	107	494
USEC, Inc. (a)	643	2,984
Valspar Corp.	824	18,112
Vedanta Resources PLC	34	1,517
Voestalpine AG	19	1,462
Vulcan Materials Co.	218	15,003
Wacker Chemie AG	5	1,231
Wausau Paper Corp.	388	3,003
Weyerhaeuser Co.	70	4,472
WR Grace & Co. (a)	172	4,362
Xstrata PLC	110	8,629
Yamana Gold, Inc.	113	1,449
Yamato Kogyo Co. Ltd.	26	1,230
Yara International ASA	46	3,372
Zeon Corp.	118	595

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Zep, Inc.	89	1,319
Zinifex Ltd.	186	1,773
		1,064,777

Communications (4.67%)
3Com Corp. (a)	821	1,962
Adaptec, Inc. (a)	937	2,614
AH Belo Corp.	396	3,861
Akamai Technologies, Inc. (a)	368	13,163
Alcatel-Lucent	409	2,766
Amazon.Com, Inc. (a)	147	11,559
American Tower Corp. (a)	260	11,289
Anixter International, Inc. (a)	170	9,685
APN News & Media Ltd.	253	991
Ariba, Inc. (a)	612	7,264
Arris Group, Inc. (a)	126	1,021
AT&T, Inc.	2,283	88,375
Atheros Communications, Inc. (a)	165	4,392
Avocent Corp. (a)	206	4,019
BCE, Inc.	144	5,262
Belgacom SA	30	1,390
Belo Corp.	767	7,747
Black Box Corp.	119	3,538
British Sky Broadcasting Group PLC	192	2,080
BT Group PLC	1,529	6,770
Cable & Wireless PLC	436	1,293
Cablevision Systems Corp. (a)	513	11,799
CBS Corp.	205	4,729
CenturyTel, Inc.	247	8,015
Charter Communications, Inc. (a)	1,589	1,700
Check Point Software Technologies Ltd. (a)	412	9,731
China Mobile Ltd.	1,582	27,222
China Netcom Group Corp.	741	2,234
China Unicom Ltd.	2,266	4,908
Ciena Corp. (a)	529	17,885
Cincinnati Bell, Inc. (a)	2,191	10,166
Cisco Systems, Inc. (a)	3,453	88,535
Citizens Communications Co.	921	9,873
Clear Channel Communications, Inc.	146	4,402
CNET Networks, Inc. (a)	932	7,223
Comcast Corp. - A Shares	1,159	23,817
Comcast Corp. - SPL	505	10,221
CommScope, Inc. (a)	362	17,213
Consolidated Media Holdings Ltd.	166	567
Corning, Inc.	887	23,692
Crown Castle International Corp. (a)	570	22,145
CTC Media, Inc. (a)	52	1,345
Daily Mail & General Trust PLC	85	705
Dentsu, Inc.	1	2,298

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Deutsche Telekom AG	531	9,571
Digital River, Inc. (a)	272	8,935
DIRECTV Group, Inc. (a)	365	8,994
Discovery Holding Co. (a)	819	18,968
DISH Network Corp. (a)	453	13,518
Earthlink, Inc. (a)	1,101	10,052
eBay, Inc. (a)	700	21,903
EchoStar Corp. (a)	80	2,489
Elisa OYJ	44	994
Embarq Corp.	408	16,961
Entercom Communications Corp.	189	2,003
Equinix, Inc. (a)	192	17,361
Ericsson	2,622	6,692
Expedia, Inc. (a)	511	12,908
Extreme Networks (a)	936	2,836
F5 Networks, Inc. (a)	438	9,912
Fairfax Media Ltd.	517	1,707
Fairpoint Communications, Inc.	20	184
Foxconn International Holdings Ltd. (a)	709	1,101
France Telecom SA	312	9,824
Gannett Co., Inc.	323	9,244
Gemstar-TV Guide International, Inc. (a)	730	2,942
Gestevision Telecinco SA	45	948
GN Store Nord AS	104	570
Google, Inc. (a)	130	74,658
Hakuhodo DY Holdings, Inc.	19	1,146
Harmonic, Inc. (a)	863	7,137
Harris Corp.	299	16,155
Harte-Hanks, Inc.	393	5,368
Hellenic Telecommunications Organisation SA	53	1,583
HLTH Corp. (a)	351	3,903
Hutchison Telecommunications, Inc. (a)	997	1,402
IAC/InterActiveCorp. (a)	246	5,119
Idearc, Inc.	295	974
IDT Corp.	410	1,570
Informa PLC	116	797
Infospace, Inc. (a)	127	1,532
Inmarsat PLC	149	1,370
InterDigital, Inc. (a)	315	6,385
Interpublic Group of Cos, Inc. (a)	1,280	11,584
Interwoven, Inc. (a)	338	3,806
ITV PLC	599	786
j2 Global Communications, Inc. (a)	343	7,340
JDS Uniphase Corp. (a)	359	5,137
John Wiley & Sons, Inc.	250	11,513
Juniper Networks, Inc. (a)	243	6,712
KDDI Corp.	1	6,405
Lagardere SCA	22	1,587
Lamar Advertising Co. (a)	118	4,666

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Leap Wireless International, Inc. (a)	83	4,438
Lee Enterprises, Inc.	251	1,940
Liberty Global, Inc. - A Shares (a)	233	8,246
Liberty Global, Inc. - C Shares (a)	242	8,034
Liberty Media Corp. - Capital (a)	57	876
Liberty Media Corp. - Interactive (a)	266	4,025
Liberty Media Corp. (Entertainment) (a)	228	5,917
Manitoba Telecom Services, Inc.	29	1,149
Matsui Securities Co. Ltd.	149	1,046
McAfee, Inc. (a)	160	5,320
McClatchy Co.	394	4,137
The McGraw-Hill Cos, Inc.	212	8,690
Media General, Inc.	118	1,732
Mediaset SpA	127	1,163
Meredith Corp.	255	8,265
MetroPCS Communications, Inc. (a)	170	3,339
Modern Times Group AB	20	1,470
Motorola, Inc.	665	6,623
MRV Communications, Inc. (a)	1,099	1,725
NetFlix, Inc. (a)	324	10,362
NeuStar, Inc. (a)	123	3,384
The New York Times Co.	431	8,405
News Corp. - A Shares	1,103	19,744
News Corp. - B Shares	183	3,386
NII Holdings, Inc. (a)	307	14,042
Nippon Telegraph & Telephone Corp.	2	8,617
Nokia OYJ	695	21,406
NTT Data Corp.	1	4,106
NTT DoCoMo, Inc.	6	8,828
NutriSystem, Inc.	134	2,691
Oki Electric Industry Co. Ltd.	645	1,402
Openwave Systems, Inc. (a)	564	1,207
PagesJaunes Groupe	62	1,244
PCCW Ltd.	2,009	1,297
Pearson PLC	143	1,868
Plantronics, Inc.	333	8,295
Polycom, Inc. (a)	191	4,278
Portugal Telecom SGPS SA	164	1,953
Priceline.com, Inc. (a)	127	16,210
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	23	308
Publicis Groupe SA	29	1,175
Qualcomm, Inc.	914	39,476
Qwest Communications International, Inc.	874	4,510
Radio One, Inc. (a)	588	588
Rakuten, Inc.	4	2,500
RCN Corp. (a)	202	2,315
RealNetworks, Inc. (a)	808	4,977
Reed Elsevier NV	95	1,806
Reed Elsevier PLC	194	2,460

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
RF Micro Devices, Inc. (a)	1,900	6,403
RH Donnelley Corp. (a)	118	565
Rogers Communications, Inc.	84	3,738
Royal KPN NV	321	5,909
S1 Corp. (a)	403	2,724
Sanoma-Wsoy Oyj	39	1,002
SAVVIS, Inc. (a)	118	1,729
SBA Communications Corp. (a)	581	18,790
SBI E*trade Securities Co. Ltd.	1	934
SBI Holdings, Inc./Japan	4	1,054
Scholastic Corp. (a)	136	3,828
Seat Pagine Gialle SpA	2,224	432
Seek Ltd.	173	816
SES - FDR	63	1,556
Seven Network Ltd.	129	1,128
Shaw Communications, Inc.	68	1,423
Sinclair Broadcast Group, Inc.	416	3,657
Singapore Press Holdings Ltd.	598	1,962
Singapore Telecommunications Ltd.	2,010	5,721
Societe Television Francaise 1	37	787
Softbank Corp. (a)	272	5,493
SonicWALL, Inc. (a)	406	3,122
Sprint Nextel Corp.	910	7,271
Swisscom AG	4	1,428
Sycamore Networks, Inc. (a)	1,480	4,766
Symantec Corp. (a)	549	9,454
Tandberg ASA	54	921
Tekelec (a)	505	7,434
Tele2 AB - B shares	71	1,583
Telecom Corp. of New Zealand Ltd.	683	2,018
Telecom Italia RNC	1,065	1,752
Telecom Italia SpA	1,941	4,099
Telefonica SA	763	22,130
Telekom Austria AG	59	1,461
Telenor ASA	137	2,773
Telephone & Data Systems - S, Inc.	107	3,879
Telephone & Data Systems, Inc.	106	4,060
Television Broadcasts Ltd.	181	1,037
TeliaSonera AB	326	2,913
Tellabs, Inc. (a)	1,212	6,254
Telstra Corp. Ltd.	1,418	6,101
Telus Corp.	31	1,426
Telus Corp. - Non Voting Shares	28	1,243
Tencent Holdings Ltd.	280	1,858
Thomson Corp.	33	1,222
Thomson Reuters PLC	35	1,087
Tibco Software, Inc. (a)	1,360	10,431
Time Warner Telecom, Inc. (a)	302	5,919
Time Warner, Inc.	2,045	30,368

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Trend Micro, Inc.	41	1,542
Trinity Mirror PLC	120	649
United Internet AG	69	1,480
United Online, Inc.	504	5,383
US Cellular Corp. (a)	22	1,213
Valueclick, Inc. (a)	655	13,067
VeriSign, Inc. (a)	218	7,859
Verizon Communications, Inc.	1,089	41,905
Viacom, Inc. (a)	292	11,224
Vignette Corp. (a)	169	1,952
Virgin Media, Inc.	608	7,843
Vivendi SA	205	8,347
Vodafone Group PLC	12,598	40,144
VTech Holdings Ltd.	138	757
The Walt Disney Co.	1,001	32,462
The Washington Post Co.	10	6,556
Websense, Inc. (a)	184	3,579
West Australian Newspapers Holdings Ltd.	102	925
Windstream Corp.	1,362	15,990
Wolters Kluwer NV	55	1,483
WPP Group PLC	216	2,656
XM Satellite Radio Holdings, Inc. (a)	520	5,798
Yahoo! Japan Corp.	6	2,657
Yahoo!, Inc. (a)	724	19,845
Yell Group PLC	138	455
Yellow Pages Income Fund	99	1,078
		1,616,203

Consumer, Cyclical (5.54%)
99 Cents Only Stores (a)	394	3,747
Abercrombie & Fitch Co.	190	14,119
Accor SA	37	3,080
AcCordia Golf Co. Ltd.	1	1,039
Adidas AG	36	2,306
Advance Auto Parts, Inc.	120	4,162
Aeon Co. Ltd.	303	4,420
Aeropostale, Inc. (a)	409	13,002
Air France-KLM	34	1,060
Aisin Seiki Co. Ltd.	79	2,758
Alaska Air Group, Inc. (a)	301	6,465
Alimentation Couche Tard, Inc.	64	887
All Nippon Airways Co. Ltd.	330	1,295
American Axle & Manufacturing Holdings, Inc.	306	6,163
AMR Corp. (a)	525	4,604
Aoyama Trading Co. Ltd.	43	974
Arcandor AG (a)	40	753
Aristocrat Leisure Ltd.	182	1,290
ArvinMeritor, Inc.	501	7,485
Asics Corp.	91	918

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
AutoNation, Inc. (a)	304	4,867
Autozone, Inc. (a)	84	10,143
Bally Technologies, Inc. (a)	145	4,885
Barratt Developments PLC	66	362
Bayerische Motoren Werke AG	57	3,132
Beazer Homes USA, Inc.	209	2,314
Bed Bath & Beyond, Inc. (a)	610	19,825
Bellway PLC	49	684
Berkeley Group Holdings PLC	37	691
Best Buy Co., Inc.	166	7,141
Big Lots, Inc. (a)	369	9,974
Billabong International Ltd.	90	1,019
BJ's Wholesale Club, Inc. (a)	134	5,108
Blockbuster, Inc. (a)	938	2,739
Bob Evans Farms, Inc.	308	8,646
Borders Group, Inc.	341	2,148
BorgWarner, Inc.	202	9,928
Bosch Corp.	238	1,366
Boyd Gaming Corp.	103	1,931
Bridgestone Corp.	270	4,931
Brightpoint, Inc. (a)	408	3,737
Brinker International, Inc.	283	6,421
British Airways PLC (a)	154	693
Brown Shoe Co., Inc.	181	3,019
Brunswick Corp.	448	7,473
Burberry Group PLC	96	923
Callaway Golf Co.	569	7,818
Canadian Tire Corp. Ltd.	16	1,030
Canon Marketing Japan, Inc.	69	1,340
Carmax, Inc. (a)	366	7,595
Carnival Corp.	139	5,584
Carnival PLC	30	1,183
Carphone Warehouse Group PLC	171	924
Casey's General Stores, Inc.	349	7,723
Cathay Pacific Airways Ltd.	474	989
The Cato Corp.	249	4,031
Centex Corp.	120	2,498
Charming Shoppes, Inc. (a)	890	4,592
The Cheesecake Factory (a)	432	9,776
Chico's FAS, Inc. (a)	723	5,112
China Travel International Investment Ltd.	1,859	830
Choice Hotels International, Inc.	50	1,725
Christopher & Banks Corp.	294	3,484
Cintas Corp.	169	5,004
Circuit City Stores, Inc.	1,486	7,044
Citizen Holdings Co. Ltd.	144	1,230
Coach, Inc. (a)	161	5,727
Coldwater Creek, Inc. (a)	396	2,115
Compagnie Financiere Richemont SA	92	5,607

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Compass Group PLC	353	2,393
Continental AG	26	3,080
Continental Airlines, Inc. (a)	217	3,902
Cooper Tire & Rubber Co.	422	5,545
Copart, Inc. (a)	194	7,929
Costco Wholesale Corp.	265	18,881
Crocs, Inc. (a)	137	1,399
Crown Ltd.	166	1,718
CVS Caremark Corp.	845	34,113
Daihatsu Motor Co. Ltd.	122	1,457
Daimler AG	171	13,319
Daiwa House Industry Co. Ltd.	227	2,556
Darden Restaurants, Inc.	168	5,977
David Jones Ltd.	253	833
Deckers Outdoor Corp. (a)	38	5,247
Delta Air Lines, Inc. (a)	580	4,936
Denso Corp.	199	6,909
Denway Motors Ltd.	2,650	1,350
Deutsche Lufthansa AG	44	1,168
Dick's Sporting Goods, Inc. (a)	510	14,586
Dillard's, Inc.	454	9,262
DR Horton, Inc.	755	11,695
Dress Barn, Inc. (a)	370	4,980
DSG International PLC	392	510
Esprit Holdings Ltd.	393	4,836
Ethan Allen Interiors, Inc.	270	7,417
Family Dollar Stores, Inc.	294	6,292
FamilyMart Co. Ltd.	48	1,676
Fast Retailing Co. Ltd.	30	2,793
Fastenal Co.	304	14,838
Fiat SpA	124	2,787
Foot Locker, Inc.	318	4,023
Ford Motor Co. (a)	1,012	8,359
Fossil, Inc. (a)	144	5,154
Fred's, Inc.	247	2,737
Fuji Heavy Industries Ltd.	266	1,141
Furniture Brands International, Inc.	300	4,065
Futaba Industrial Co. Ltd.	50	1,144
Galaxy Entertainment Group Ltd. (a)	1,221	926
GameStop Corp. (a)	306	16,842
Gaylord Entertainment Co. (a)	260	7,701
General Motors Corp.	161	3,735
Genesco, Inc. (a)	121	2,681
Genuine Parts Co.	446	18,937
Gildan Activewear, Inc. (a)	36	923
GKN PLC	158	895
GOME Electrical Appliances Holdings Ltd.	769	1,756
Grafton Group PLC	90	725
Green Hospital Supply, Inc.	1	479

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Group 1 Automotive, Inc.	199	5,309
Guess ?, Inc.	92	3,522
Gunze Ltd.	228	1,081
Gymboree Corp. (a)	164	7,088
H2O Retailing Corp.	129	935
Harman International Industries, Inc.	111	4,537
Harvey Norman Holdings Ltd.	335	1,141
Hasbro, Inc.	392	13,940
Haseko Corp.	467	674
Hennes & Mauritz AB	87	5,173
Herman Miller, Inc.	90	2,100
Hermes International SA	13	1,761
Hino Motors Ltd.	177	1,113
Hitachi High-Technologies Corp.	51	1,013
HNI Corp.	155	3,374
Home Depot, Inc.	609	17,539
Home Retail Group PLC	155	813
Honda Motor Co. Ltd.	929	29,482
The Hongkong & Shanghai Hotels Ltd.	741	1,270
HOT Topic, Inc. (a)	359	1,906
Iberia Lineas Aereas de Espana SA	263	1,043
Ihop Corp.	70	3,265
Inchcape PLC	132	1,124
Inditex SA	45	2,459
Ingram Micro, Inc. (a)	313	5,324
Insight Enterprises, Inc. (a)	339	4,088
Interface, Inc.	382	4,905
International Game Technology	202	7,017
International Speedway Corp.	198	8,399
Isetan Co. Ltd.	-	-
Isetan Mitsukoshi Holdings Ltd. (a)	173	1,818
Isuzu Motors Ltd.	590	2,865
Itochu Corp.	601	6,271
Izumi Co. Ltd.	78	1,282
J Crew Group, Inc. (a)	286	13,585
J Front Retailing Co. Ltd.	309	2,041
Jack in the Box, Inc. (a)	390	10,433
Jakks Pacific, Inc. (a)	222	5,215
Japan Airlines Corp.	639	1,506
Jardine Cycle & Carriage Ltd.	117	1,434
JC Penney Co., Inc.	248	10,540
JetBlue Airways Corp. (a)	1,419	7,152
Johnson Controls, Inc.	198	6,981
Jones Apparel Group, Inc.	451	7,139
JTEKT Corp.	86	1,522
KB Home	158	3,555
Kesa Electricals PLC	189	782
Kingfisher PLC	415	1,096
Kloeckner & Co. AG	17	941

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Kohl's Corp. (a)	185	9,037
Koito Manufacturing Co. Ltd.	106	1,397
Kokuyo Co. Ltd.	113	991
K's Holdings Corp.	46	958
Kuraray Co. Ltd.	139	1,652
Ladbrokes PLC	149	970
Las Vegas Sands Corp. (a)	46	3,506
Lawson, Inc.	36	1,554
La-Z-Boy, Inc.	416	2,650
Lear Corp. (a)	564	16,113
Lennar Corp. - A Shares	121	2,229
Li & Fung Ltd.	828	3,426
Li Ning Co. Ltd.	519	1,532
Life Time Fitness, Inc. (a)	155	5,634
Lifestyle International Holdings Ltd.	618	1,288
Liz Claiborne, Inc.	209	3,697
Longs Drug Stores Corp.	206	8,252
Lowe's Cos, Inc.	844	21,260
Ltd Brands, Inc.	384	7,112
Macy's, Inc.	150	3,794
Magna International, Inc.	19	1,401
Marks & Spencer Group PLC	301	2,277
Marriott International, Inc.	143	4,905
Marubeni Corp.	610	4,863
Marui Group Co. Ltd.	128	1,270
Matsushita Electric Industrial Co. Ltd.	815	19,163
Mattel, Inc.	891	16,706
Mazda Motor Corp.	354	1,532
McDonald's Corp.	441	26,275
Men's Wearhouse, Inc.	312	8,309
Meritage Homes Corp. (a)	204	3,870
MGM Mirage (a)	51	2,609
Michelin	25	2,295
Mitchells & Butlers PLC	79	471
Mitsubishi Corp.	809	25,985
Mitsubishi Logistics Corp.	84	1,143
Mitsubishi Motors Corp. (a)	1,474	2,325
Mitsubishi Rayon Co. Ltd.	227	738
Mitsui & Co. Ltd.	651	15,276
Modine Manufacturing Co.	184	3,233
Mohawk Industries, Inc. (a)	70	5,333
Monaco Coach Corp.	240	1,519
MSC Industrial Direct Co.	316	15,408
Nagase & Co. Ltd.	100	1,051
Namco Bandai Holdings, Inc.	93	1,164
Newell Rubbermaid, Inc.	747	15,336
Next PLC	40	911
NGK Spark Plug Co. Ltd.	73	981
NHK Spring Co. Ltd.	138	991

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nintendo Co. Ltd.	43	23,612
Nippon Seiki Co. Ltd.	45	662
Nissan Motor Co. Ltd.	956	8,477
Nisshinbo Industries, Inc.	101	1,107
Nissin Kogyo Co. Ltd.	42	717
Nitori Co. Ltd.	24	1,265
NOK Corp.	61	1,208
Nokian Renkaat OYJ	37	1,579
Nordstrom, Inc.	228	8,039
Nu Skin Enterprises, Inc.	334	5,989
OfficeMax, Inc.	307	5,609
Onward Holdings Co. Ltd.	104	1,180
OPAP SA	37	1,445
O'Reilly Automotive, Inc. (a)	193	5,572
Oriental Land Co. Ltd.	24	1,431
Orient-Express Hotels Ltd.	220	10,241
Oshkosh Truck Corp.	124	5,034
Pacific Sunwear Of California (a)	632	8,475
Panera Bread Co. (a)	197	10,295
Parkson Retail Group Ltd.	165	1,555
Penn National Gaming, Inc. (a)	123	5,255
PEP Boys-Manny Moe & Jack	239	2,132
Persimmon PLC	53	611
PetSmart, Inc.	229	5,125
Peugeot SA	29	2,037
PF Chang's China Bistro, Inc. (a)	102	3,165
Phillips-Van Heusen Corp.	379	15,998
Pier 1 Imports, Inc. (a)	637	4,969
Pinnacle Entertainment, Inc. (a)	249	3,864
Pioneer Corp.	92	910
Pirelli & C SpA	1,093	896
Polo Ralph Lauren Corp.	104	6,450
Pool Corp.	207	4,519
PPR	14	1,838
Praktiker Bau-und Heimwerkerm AG	28	610
Puma AG Rudolf Dassler Sport	3	1,068
Punch Taverns PLC	53	546
Qantas Airways Ltd.	369	1,184
Quiksilver, Inc. (a)	854	8,309
RadioShack Corp.	276	3,836
Reece Australia Ltd.	53	1,175
Regal Entertainment Group	681	12,912
Regis Corp.	300	8,760
Renault SA	35	3,611
Rite Aid Corp. (a)	1,115	3,011
RONA, Inc. (a)	59	787
Ross Stores, Inc.	384	12,860
Royal Caribbean Cruises Ltd.	399	12,728
Ruby Tuesday, Inc.	391	3,327

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Ryland Group, Inc.	360	11,513
Ryohin Keikaku Co. Ltd.	21	1,391
Saks, Inc. (a)	1,020	13,270
Sally Beauty Holdings, Inc. (a)	606	3,672
Sankyo Co. Ltd.	31	1,863
Scientific Games Corp. (a)	105	2,957
Sears Holdings Corp. (a)	30	2,958
Sega Sammy Holdings, Inc.	86	1,040
Sekisui Chemical Co. Ltd.	189	1,376
Sekisui House Ltd.	217	2,064
Select Comfort Corp. (a)	203	613
Seven & I Holdings Co. Ltd.	427	12,689
Shangri-La Asia Ltd.	536	1,486
Shimachu Co. Ltd.	44	1,210
Shimamura Co. Ltd.	13	1,154
Shimano, Inc.	39	1,774
Shoppers Drug Mart Corp.	38	2,007
Singapore Airlines Ltd.	190	2,242
Sky City Entertainment Group Ltd.	342	1,069
Skywest, Inc.	443	8,430
Sodexho Alliance SA	19	1,276
Sojitz Corp.	358	1,377
Sony Corp.	443	20,364
Southwest Airlines Co.	333	4,409
Staples, Inc.	434	9,418
Starbucks Corp. (a)	471	7,644
Starwood Hotels & Resorts Worldwide, Inc.	216	11,277
Steelcase, Inc.	335	3,712
Sumitomo Corp.	474	6,368
Sumitomo Rubber Industries, Inc.	104	911
Sumitomo Warehouse Co. Ltd./The	202	1,010
Superior Industries International, Inc.	171	3,473
Suzuki Motor Corp.	171	4,325
Swatch Group AG BR	6	1,621
Swatch Group AG REG	21	1,082
TABCorp. Holdings Ltd.	205	2,209
Takashimaya Co. Ltd.	118	1,291
Takata Corp.	37	817
Talbots, Inc.	196	1,574
Target Corp.	447	23,749
Tatts Group Ltd.	480	1,236
Taylor Wimpey PLC	203	520
Tech Data Corp. (a)	480	16,133
Teijin Ltd.	352	1,364
Thomson (EX-TMM)	75	480
Tim Hortons, Inc.	40	1,369
Timberland Co. (a)	199	2,905
TJX Cos, Inc.	290	9,344
Toho Co. Ltd.	68	1,556

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Tokai Rika Co. Ltd.	47	1,148
Toll Brothers, Inc. (a)	390	8,830
Toray Industries, Inc.	531	3,309
Toro Co.	252	10,682
Toto Ltd.	147	1,260
Toyobo Co. Ltd.	461	971
Toyoda Gosei Co. Ltd.	39	1,418
Toyota Boshoku Corp.	48	1,371
Toyota Industries Corp.	85	2,951
Toyota Motor Corp.	1,463	74,145
Toyota Tsusho Corp.	87	1,862
Tractor Supply Co. (a)	213	7,574
Triarc Cos, Inc.	297	2,109
TUI AG	44	1,261
TUI Travel PLC	202	951
UAL Corp. (a)	147	2,190
Under Armour, Inc. (a)	202	6,733
United Stationers, Inc. (a)	115	5,070
UNY Co. Ltd.	117	1,152
Urban Outfitters, Inc. (a)	274	9,385
US Airways Group, Inc. (a)	198	1,701
USS Co. Ltd.	19	1,345
Vail Resorts, Inc. (a)	204	9,961
Valeo SA	24	976
VF Corp.	111	8,256
Volkswagen AG	25	7,410
Wabash National Corp.	249	2,087
Wacoal Holdings Corp.	101	1,448
Walgreen Co.	593	20,666
Wal-Mart Stores, Inc.	914	52,994
Warner Music Group Corp.	435	3,780
Watsco, Inc.	99	4,492
Wendy's International, Inc.	195	5,655
Wesco International, Inc. (a)	165	6,140
Whirlpool Corp.	220	16,012
William Hill PLC	101	775
Williams-Sonoma, Inc.	109	2,878
WMS Industries, Inc. (a)	233	8,432
Wolseley PLC	117	1,180
Wolverine World Wide, Inc.	466	13,393
World Fuel Services Corp.	116	2,849
WW Grainger, Inc.	128	11,100
Wyndham Worldwide Corp.	228	4,898
Wynn Resorts Ltd. (a)	31	3,267
Yamada Denki Co. Ltd.	34	2,908
Yamaha Corp.	78	1,534
Yamaha Motor Co. Ltd.	82	1,582
The Yokohama Rubber Co. Ltd.	173	885
Yum! Brands, Inc.	307	12,489

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Zale Corp. (a)	429	8,889
		1,914,071
Consumer, Non-cyclical (4.88%)
ABB Grain Ltd.	159	1,499
ABC Learning Centres Ltd.	220	277
Abertis Infraestructuras SA	42	1,401
Accenture Ltd.	370	13,894
ACCO Brands Corp. (a)	368	5,123
Adecco SA	22	1,320
Administaff, Inc.	103	2,698
Affymetrix, Inc. (a)	104	1,135
Aggreko PLC	111	1,303
Ajinomoto Co., Inc.	246	2,475
Alberto-Culver Co.	229	5,764
Alexion Pharmaceuticals, Inc. (a)	191	13,443
Alliance Data Systems Corp. (a)	141	8,095
Altria Group, Inc.	765	15,300
American Greetings Corp.	412	7,375
Anheuser-Busch Co., Inc.	236	11,611
Apollo Group, Inc. (a)	274	13,947
Applera Corp. - Celera Group (a)	707	9,460
Arbitron, Inc.	188	8,994
Archer-Daniels-Midland Co.	180	7,931
Asahi Breweries Ltd.	179	3,512
Associated British Foods PLC	72	1,262
Atlantia SpA	50	1,644
Avery Dennison Corp.	120	5,783
Avis Budget Group, Inc. (a)	701	9,309
Babcock International Group PLC	118	1,387
BearingPoint, Inc. (a)	1,527	2,825
Beiersdorf AG	18	1,542
Benesse Corp.	40	1,769
Biogen Idec, Inc. (a)	139	8,436
Bio-Rad Laboratories, Inc. (a)	118	9,835
Blyth, Inc.	243	4,092
Bowne & Co., Inc.	237	3,944
Brisa-Auto Estradas de Portugal, SA (BRISA)	91	1,298
British American Tobacco PLC	257	9,691
Brown-Forman Corp.	139	9,455
Bunzl PLC	93	1,367
C&C Group PLC	152	1,040
Cadbury Schweppes PLC	372	4,311
Cambrex Corp.	215	1,258
Capita Group PLC	105	1,384
Carlsberg A/S	10	1,335
Carrefour SA	96	6,782
Casino Guichard Perrachon SA	13	1,643
Celgene Corp. (a)	188	11,682
Central European Distribution Corp. (a)	96	5,848

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Cepheid, Inc. (a)	160	3,131
Charles River Laboratories International, Inc. (a)	67	3,889
Chemed Corp.	158	5,388
China Mengniu Dairy Co. Ltd.	354	1,063
ChoicePoint, Inc. (a)	128	6,189
Christian Dior SA	10	1,153
Church & Dwight Co., Inc.	401	22,785
Cintra Concesiones de Infraest	85	1,324
Clorox Co.	252	13,356
Coca Cola Hellenic Bottling Co.	42	1,896
Coca-Cola Amatil Ltd.	195	1,547
Coca-Cola Co.	800	47,096
Coca-Cola West Holdings Co. Ltd.	60	1,353
Colgate-Palmolive Co.	294	20,786
Colruyt SA	6	1,530
Community Health Systems, Inc. (a)	122	4,579
ConAgra Foods, Inc.	134	3,157
Constellation Brands, Inc. (a)	424	7,785
Convergys Corp. (a)	284	4,464
Corinthian Colleges, Inc. (a)	593	6,731
Corn Products International, Inc.	217	10,064
Corporate Executive Board Co.	63	2,745
Corrections Corporation of America (a)	758	19,329
Cosco Pacific Ltd.	470	889
CSL Ltd.	210	7,884
Dai Nippon Printing Co. Ltd.	264	4,065
Dairy Farm International Holdings Ltd.	440	2,301
Danisco A/S	17	1,149
Dean Foods Co. (a)	191	4,439
Del Monte Foods Co.	386	3,482
Delhaize Group	17	1,483
Deluxe Corp.	353	7,505
DeVry, Inc.	61	3,477
Diageo PLC	477	9,795
Enzon Pharmaceuticals, Inc. (a)	355	3,096
Experian Group Ltd.	181	1,369
Ezaki Glico Co. Ltd.	126	1,385
Forrester Research, Inc. (a)	53	1,529
Fortune Brands, Inc.	41	2,772
Foster's Group Ltd.	765	3,659
Fresh Del Monte Produce, Inc. (a)	184	5,831
FTI Consulting, Inc. (a)	257	16,448
G4S PLC	281	1,275
Genentech, Inc. (a)	281	19,164
General Mills, Inc.	142	8,577
Genzyme Corp. (a)	160	11,256
George Weston Ltd.	17	819
Golden Agri-Resources Ltd.	3,056	1,915
Goodman Fielder Ltd.	571	964

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Greene King PLC	61	626
H&R Block, Inc.	819	17,912
Hansen Natural Corp. (a)	130	4,601
Hays PLC	385	863
Heineken Holding NV	23	1,185
Heineken NV	43	2,511
Henkel KGaA	25	1,008
Hershey Co.	281	10,504
Hewitt Associates, Inc. (a)	602	24,682
Hillenbrand, Inc.	131	2,494
Hill-Rom Holdings, Inc.	131	3,292
HJ Heinz Co.	100	4,706
Hormel Foods Corp.	157	6,187
House Foods Corp.	84	1,305
Human Genome Sciences, Inc. (a)	885	5,797
Husqvarna AB	89	918
Iaws Group PLC	59	1,493
Illumina, Inc. (a)	210	16,357
Imperial Tobacco Group PLC	122	5,867
InBev NV	36	2,969
InterMune, Inc. (a)	119	1,886
Intertek Group PLC	62	1,199
Invitrogen Corp. (a)	79	7,392
Iron Mountain, Inc. (a)	400	10,988
Isis Pharmaceuticals, Inc. (a)	255	3,004
Ito En Ltd.	41	710
ITT Educational Services, Inc. (a)	70	5,366
J Sainsbury PLC	265	2,020
Japan Tobacco, Inc.	2	9,732
Jarden Corp. (a)	201	4,285
Kagome Co. Ltd.	75	1,181
Kamigumi Co. Ltd.	144	1,104
Kao Corp.	197	5,324
Kerry Group PLC	47	1,464
Kesko OYJ	23	874
Kikkoman Corp.	92	1,095
Kimberly-Clark Corp.	153	9,790
Kirin Holdings Co. Ltd.	363	6,458
Koninklijke Ahold NV	220	3,271
Kraft Foods, Inc.	523	16,542
LifePoint Hospitals, Inc. (a)	237	7,138
Lighthouse Caledonia ASA (a)	8	8
Lion Corp.	226	1,063
Lion Nathan Ltd.	171	1,347
Live Nation, Inc. (a)	268	3,696
Loblaw Cos Ltd.	27	853
L'Oreal SA	46	5,475
Manpower, Inc.	68	4,565
Marine Harvest (a)	981	650

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
McCormick & Co., Inc.	303	11,450
McKesson Corp.	176	9,173
Meiji Dairies Corp.	211	1,293
Meiji Seika Kaisha Ltd.	282	1,440
Metcash Ltd.	325	1,294
Metro AG	29	2,306
Metro, Inc.	35	848
Michael Page International PLC	112	643
Millennium Pharmaceuticals, Inc. (a)	875	21,761
Millipore Corp. (a)	91	6,379
Monster Worldwide, Inc. (a)	198	4,817
Moody's Corp.	99	3,659
MPS Group, Inc. (a)	695	7,457
Myriad Genetics, Inc. (a)	293	12,171
Nektar Therapeutics (a)	352	1,697
Nestle SA	71	34,058
Nichirei Corp.	260	1,228
Nippon Meat Packers, Inc.	115	1,473
Nippon Suisan Kaisha Ltd.	221	980
Nisshin Seifun Group, Inc.	134	1,436
Nissin Food Products Co. Ltd.	41	1,439
Novozymes A/S	10	914
NuVasive, Inc. (a)	101	3,853
Olam International Ltd.	629	1,243
Pacific Brands Ltd.	420	783
Parexel International Corp. (a)	378	9,601
Parmalat SpA	347	1,191
PDL BioPharma, Inc. (a)	198	2,625
Pepsi Bottling Group, Inc.	324	10,922
PepsiAmericas, Inc.	157	4,035
PepsiCo, Inc.	942	64,555
Performance Food Group Co. (a)	294	9,837
Pernod-Ricard SA	30	3,467
Pharmaceutical Product Development, Inc.	177	7,331
PHH Corp. (a)	223	4,377
Philip Morris International, Inc. (a)	1,213	61,899
Premier Foods PLC	240	615
Pre-Paid Legal Services, Inc. (a)	56	2,449
Procter & Gamble Co.	1,759	117,941
Qiagen NV (a)	71	1,588
QP Corp.	129	1,293
Quanta Services, Inc. (a)	167	4,432
RalCorp Holdings, Inc. (a)	163	9,950
Randstad Holding NV	19	808
Regeneron Pharmaceuticals, Inc. (a)	405	7,946
Rent-A-Center, Inc. (a)	626	13,478
Rentokil Initial PLC	390	744
Resources Connection, Inc. (a)	191	3,860
Reynolds American, Inc.	47	2,531

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Robert Half International, Inc.	283	6,707
RR Donnelley & Sons Co.	604	18,507
SABMiller PLC	150	3,483
Safeway, Inc.	143	4,519
SAIC, Inc. (a)	1,124	21,356
Sapporo Holdings Ltd.	207	1,537
Saputo, Inc.	52	1,402
Sara Lee Corp.	198	2,873
Savient Pharmaceuticals, Inc. (a)	282	6,159
Secom Co. Ltd.	85	3,956
Securitas AB	81	1,045
Serco Group PLC	139	1,219
Service Corporation International	2,359	26,208
SGS SA	1	1,414
Shiseido Co. Ltd.	149	3,575
Smithfield Foods, Inc. (a)	370	10,612
Societe Des Autoroutes SA	13	1,563
Sohgo Security Services Co. Ltd.	76	1,066
Sotheby's	345	9,557
Spherion Corp. (a)	350	1,729
Stewart Enterprises, Inc.	773	5,280
Strayer Education, Inc.	76	14,112
Supervalu, Inc.	569	18,834
Swedish Match AB	63	1,384
Sysco Corp.	301	9,202
Takara Holdings, Inc.	201	1,351
Tate & Lyle PLC	108	1,137
TeleTech Holdings, Inc. (a)	167	3,829
Tesco PLC	1,403	11,965
Thai Beverage PCL	6,920	1,403
The JM Smucker Co.	120	5,986
Tingyi Cayman Islands Holding Corp.	1,418	1,892
Toppan Printing Co. Ltd.	253	2,813
Toyo Suisan Kaisha Ltd.	76	1,348
Transurban Group	366	2,369
Tupperware Brands Corp.	234	9,220
Tyson Foods, Inc.	783	13,937
Unicharm Corp.	23	1,601
Unilever NV	303	10,222
Unilever PLC	232	7,849
United Natural Foods, Inc. (a)	161	3,188
United Rentals, Inc. (a)	658	12,397
Universal Corp./Richmond VA	190	12,196
UST, Inc.	438	22,807
Valassis Communications, Inc. (a)	418	5,936
Valeant Pharmaceuticals International (a)	324	4,303
Vedior NV	47	1,307
Vertex Pharmaceuticals, Inc. (a)	223	5,691
Viad Corp.	126	3,964

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
VistaPrint Ltd. (a)	273	9,290
Watson Wyatt Worldwide, Inc.	224	13,131
WD-40 Co.	140	4,357
Weight Watchers International, Inc.	60	2,752
The Western Union Co.	456	10,486
Whole Foods Market, Inc.	239	7,800
Wilmar International Ltd.	927	3,151
WM Morrison Supermarkets PLC	409	2,329
WM Wrigley Jr Co.	143	10,890
WM Wrigley Jr Co.- B Shares	28	2,132
Woolworths Ltd.	457	12,375
Yakult Honsha Co. Ltd.	62	1,652
Yamazaki Baking Co. Ltd.	156	1,652
		1,686,381

Energy (5.27%)
Acergy SA	46	1,141
Advantage Energy Income Fund	33	391
Alpha Natural Resources, Inc. (a)	402	19,557
Anadarko Petroleum Corp.	152	10,117
Apache Corp.	107	14,411
Arch Coal, Inc.	295	16,921
Atwood Oceanics, Inc. (a)	138	13,895
Australian Worldwide Exploration Ltd. (a)	422	1,453
Baker Hughes, Inc.	159	12,860
BG Group PLC	631	15,441
BJ Services Co.	374	10,573
Bourbon SA	19	1,286
BP PLC	4,402	53,466
Cabot Oil & Gas Corp.	359	20,452
Caltex Australia Ltd.	58	658
Cameron International Corp. (a)	444	21,858
Canadian Natural Resources Ltd.	95	8,070
Canadian Oil Sands Trust	42	1,886
CGG-Veritas (a)	5	1,264
Cheniere Energy, Inc. (a)	219	2,133
Chesapeake Energy Corp.	218	11,271
Chevron Corp.	798	76,728
Cimarex Energy Co.	193	12,024
CNOOC Ltd.	5,519	9,745
Cnpc Hong Kong Ltd.	2,009	967
ConocoPhillips Co.	539	46,435
Consol Energy, Inc.	352	28,498
Core Laboratories NV (a)	143	17,915
Cosmo Oil Co. Ltd.	255	846
Covanta Holding Corp. (a)	179	4,767
Crosstex Energy, Inc.	302	10,452
Delta Petroleum Corp. (a)	350	8,589
Denbury Resources, Inc. (a)	530	16,197

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Devon Energy Corp.	164	18,598
Diamond Offshore Drilling, Inc.	41	5,142
Dril-Quip, Inc. (a)	79	4,516
El Paso Corp.	1,770	30,338
Enbridge, Inc.	59	2,427
EnCana Corp.	135	10,891
Encore Acquisition Co. (a)	213	9,719
Enerplus Resources Fund	29	1,300
ENI SpA	435	16,809
ENSCO International, Inc.	312	19,884
EOG Resources, Inc.	134	17,484
Equitable Resources, Inc.	114	7,566
EXCO Resources, Inc. (a)	580	12,946
Exterran Holdings, Inc. (a)	156	10,419
Exxon Mobil Corp.	2,081	193,679
First Solar, Inc. (a)	76	22,191
FMC Technologies, Inc. (a)	286	19,219
Fording Canadian Coal Trust	13	801
Forest Oil Corp. (a)	77	4,538
Foundation Coal Holdings, Inc.	133	7,977
Frontier Oil Corp.	102	2,535
Fugro NV	19	1,701
Global Industries Ltd. (a)	584	9,321
Grey Wolf, Inc. (a)	1,658	10,396
Halliburton Co.	531	24,378
Headwaters, Inc. (a)	257	2,938
Helix Energy Solutions Group, Inc. (a)	142	4,906
Helmerich & Payne, Inc.	199	10,696
Hercules Offshore, Inc. (a)	333	8,778
Hess Corp.	56	5,947
Holly Corp.	293	12,154
Husky Energy, Inc.	44	1,987
Idemitsu Kosan Co. Ltd.	11	937
Imperial Oil Ltd.	51	3,009
ION Geophysical Corp. (a)	814	12,967
Japan Petroleum Exploration Co.	18	1,245
John Wood Group PLC	188	1,605
Lundin Petroleum AB (a)	116	1,623
Marathon Oil Corp.	227	10,344
Mariner Energy, Inc. (a)	654	18,024
Murphy Oil Corp.	174	15,719
National Fuel Gas Co.	213	10,901
National Oilwell Varco, Inc. (a)	304	20,809
Neste Oil OYJ	34	1,033
Nexen, Inc.	82	2,834
Niko Resources Ltd.	14	1,265
Nippon Mining Holdings, Inc.	352	2,177
Nippon Oil Corp.	554	3,799
Noble Corp.	545	30,673

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Noble Energy, Inc.	168	14,616
Occidental Petroleum Corp.	327	27,210
Oceaneering International, Inc. (a)	97	6,478
Oil Search Ltd.	375	1,681
Oilexco, Inc. (a)	104	1,587
OMV AG	27	2,043
Oneok, Inc.	267	12,848
OPTI Canada, Inc. (a)	58	1,228
Origin Energy Ltd.	331	4,357
Parker Drilling Co. (a)	881	7,066
Patriot Coal Corp. (a)	131	8,653
Peabody Energy Corp.	162	9,903
Penn Virginia Corp.	248	13,020
Penn West Energy Trust	40	1,205
Petro-Canada	88	4,409
Pride International, Inc. (a)	364	15,452
Q-Cells AG (a)	14	1,632
Questar Corp.	355	22,021
Quicksilver Resources, Inc. (a)	236	9,792
Range Resources Corp.	307	20,379
Renewable Energy Corp. AS (a)	31	1,062
Repsol YPF SA	140	5,694
Rowan Cos, Inc.	317	12,360
Royal Dutch Shell PLC - A Shares	441	17,785
Royal Dutch Shell PLC - B Shares	645	25,836
Saipem SpA	45	1,985
Santos Ltd.	226	3,388
SBM Offshore NV	30	1,151
Schlumberger Ltd.	694	69,782
Seacor Holdings, Inc. (a)	149	12,681
Seadrill Ltd.	61	1,858
Showa Shell Sekiyu KK	100	1,054
Singapore Petroleum Co. Ltd.	291	1,545
Smith International, Inc.	405	30,987
Solarworld AG	26	1,397
Southwestern Energy Co. (a)	694	29,363
Spectra Energy Corp.	205	5,064
St Mary Land & Exploration Co.	333	14,559
StatoilHydro ASA	222	8,049
Stone Energy Corp. (a)	112	6,825
Suncor Energy, Inc.	81	9,141
Sunoco, Inc.	330	15,315
Sunpower Corp. (a)	56	4,887
Superior Energy Services, Inc. (a)	491	21,791
Talisman Energy, Inc.	186	3,762
Technip SA	19	1,762
Tesoro Corp.	390	9,805
Tetra Technologies, Inc. (a)	473	7,691
TonenGeneral Sekiyu KK	127	1,096

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Total SA	401	33,782
TransCanada Corp.	95	3,481
Transocean, Inc.	178	26,246
Tullow Oil PLC	127	1,904
Ultra Petroleum Corp. (a)	290	24,090
UTS Energy Corp. (a)	216	1,160
Valero Energy Corp.	179	8,742
Vestas Wind Systems A/S (a)	33	3,618
Walter Industries, Inc.	153	10,612
Weatherford International Ltd. (a)	168	13,553
W-H Energy Services, Inc. (a)	200	15,455
Whiting Petroleum Corp. (a)	125	9,565
Williams Cos, Inc.	179	6,355
Woodside Petroleum Ltd.	170	8,963
XTO Energy, Inc.	288	17,816
		1,822,009

Financial (10.21%)
The 77 Bank Ltd.	188	1,119
ACE Ltd.	105	6,330
ACOM Co. Ltd.	35	1,084
Admiral Group PLC	75	1,299
Aegon NV	257	4,145
Aeon Credit Service Co. Ltd.	88	1,398
Aeon Mall Co. Ltd.	41	1,281
Affiliated Managers Group, Inc. (a)	51	5,066
AGF Management Ltd.	36	857
Agile Property Holdings Ltd.	700	974
The Aichi Bank Ltd.	11	941
Aiful Corp.	50	981
Aioi Insurance Co. Ltd.	210	1,323
Alexandria Real Estate Equities, Inc.	187	19,641
Allco Finance Group Ltd.	136	135
Alleanza Assicurazioni SpA	98	1,288
Alleghany Corp. (a)	10	3,514
Alliance & Leicester PLC	77	791
Allianz SE	79	16,117
Allied Irish Banks PLC	162	3,416
Allied World Assurance Co.	80	3,298
The Allstate Corp.	199	10,022
Alpha Bank AE	72	2,463
AMB Property Corp.	167	9,644
AMBAC Financial Group, Inc.	230	1,065
Amcore Financial, Inc.	186	2,314
American Express Co.	579	27,804
American Financial Group, Inc.	196	5,374
American International Group, Inc.	811	37,468
American National Insurance Co.	32	3,577
AmeriCredit Corp. (a)	581	8,111

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Ameriprise Financial, Inc.	68	3,229
Amlin PLC	197	1,080
AMP Ltd.	710	5,245
Anchor BanCorp. Wisconsin, Inc.	167	2,537
Anglo Irish Bank Corp. PLC	129	1,779
Annaly Capital Management, Inc.	1,251	20,967
AON Corp.	85	3,858
Apartment Investment & Management Co.	176	6,508
Arch Capital Group Ltd. (a)	135	9,538
Arthur J Gallagher & Co.	198	4,865
Ascendas Real Estate Investment Trust	696	1,319
Aspen Insurance Holdings Ltd.	155	4,028
Assicurazioni Generali SpA	214	9,539
Associated Banc Corp.	337	9,527
Assurant, Inc.	276	17,940
Assured Guaranty Ltd.	294	7,435
Astoria Financial Corp.	178	4,219
ASX Ltd.	65	2,201
Australia & New Zealand Banking Group	693	14,319
AvalonBay Communities, Inc.	163	16,626
Aviva PLC	459	5,744
AXA Asia Pacific Holdings Ltd.	342	1,917
AXA SA	318	11,873
Axis Capital Holdings Ltd.	375	12,716
Babcock & Brown Ltd.	110	1,526
Baloise Holding AG	13	1,427
Banca Monte dei Paschi di Sien EU	221	757
Banca Popolare di Milano Scarl	86	1,065
Banco Bilbao Vizcaya Arg.	629	14,510
Banco BPI SA	134	764
Banco Comercial Portugues SA	593	1,672
Banco de Valencia SA	22	1,237
Banco Espirito Santo SA	53	1,011
Banco Popular Espanol SA	136	2,354
Banco Santander SA	1,107	23,947
BanCorpsouth, Inc.	675	16,220
Bank of America Corp.	1,707	64,081
Bank of East Asia Ltd.	589	3,356
Bank of Ikeda Ltd.	28	801
Bank of Ireland	174	2,416
Bank of Kyoto Ltd.	133	1,695
Bank of Montreal	89	4,427
Bank of Nagoya Ltd.	199	1,366
Bank of New York Mellon Corp.	445	19,371
Bank of Nova Scotia	175	8,310
Bank of Queensland Ltd.	82	1,255
Bank of Yokohama Ltd.	533	3,906
Bankinter SA	72	1,110
Banque Cantonale Vaudoise	2	791

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Barclays PLC	1,663	15,091
BB&T Corp.	176	6,035
Bendigo Bank Ltd.	198	2,285
BioMed Realty Trust, Inc.	578	15,028
BNP Paribas SA	155	16,765
BOC Hong Kong Holdings Ltd.	1,356	3,506
BOK Financial Corp.	60	3,426
Bolsas Y Mercados Espanoles SA	22	1,112
Boston Properties, Inc.	51	5,125
Bradford & Bingley PLC	146	474
Brandywine Realty Trust	762	13,297
BRE Properties, Inc.	269	12,899
British Land Co. PLC	92	1,538
Brookfield Asset Management, Inc.	103	3,360
Cabcharge Australia Ltd.	117	989
Cambridge Industrial Trust	692	357
Camden Property Trust	95	5,026
Canadian Imperial Bank of Commerce	60	4,419
CapitaCommercial Trust	712	1,176
Capital One Financial Corp.	137	7,261
CapitaLand Ltd.	633	3,169
CapitalSource, Inc.	389	5,465
CapitaMall Trust	502	1,288
Cathay General BanCorp.	384	6,547
Cattles PLC	165	786
CB Richard Ellis Group, Inc. (a)	343	7,930
CBL & Associates Properties, Inc.	269	6,588
Centro Properties Group	321	138
CFS Retail Property Trust	760	1,606
Challenger Financial Services Group Ltd.	261	512
The Charles Schwab Corp.	508	10,973
Cheung Kong Holdings Ltd.	554	8,630
The Chiba Bank Ltd.	340	2,678
China Everbright Ltd.	528	1,344
China Insurance International Holdings Co.	504	1,339
China Overseas Land & Investments Ltd.	1,334	2,807
China Resources Land Ltd.	677	1,395
Chinese Estates Holdings Ltd.	681	1,073
Chubb Corp.	130	6,886
The Chugoku Bank Ltd.	93	1,399
Chuo Mitsui Trust Holdings, Inc.	374	2,658
Cigna Corp.	78	3,331
Cincinnati Financial Corp.	370	13,283
CIT Group, Inc.	435	4,737
CITIC International Financial Holdings Ltd.	1,483	988
Citigroup, Inc.	1,961	49,555
Citizens Republic BanCorp., Inc.	679	5,602
City Developments Ltd.	179	1,597
City National Corp.	80	3,882

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
CME Group, Inc.	26	11,894
CNP Assurances SA	9	1,071
Colonial BancGroup, Inc.	313	2,548
Colonial Properties Trust	317	7,681
Comerica, Inc.	451	15,663
Commerce Bancshares, Inc.	158	6,873
Commerce Group, Inc.	467	17,017
Commerzbank AG	106	3,864
Commonwealth Bank of Australia	489	20,692
Commonwealth Property Office Fund	909	1,209
CompuCredit Corp. (a)	306	2,472
Conseco, Inc. (a)	442	5,149
Corio NV	12	1,124
Corporate Office Properties Trust	302	11,265
Countrywide Financial Corp.	822	4,751
Cousins Properties, Inc.	179	4,548
Credit Agricole SA	132	4,464
Credit Saison Co. Ltd.	63	1,696
Credit Suisse Group	186	10,358
Cullen/Frost Bankers, Inc.	134	7,480
Daishi Bank Ltd.	292	1,250
Daito Trust Cons Ltd.	34	1,583
Daiwa Securities Group, Inc.	529	5,245
Danske Bank A/S	84	2,913
DB RREEF Trust	1,097	1,827
DBS Group Holdings Ltd.	422	6,180
DCT Industrial Trust, Inc.	1,470	14,700
Deerfield Capital Corp.	31	44
Delphi Financial Group, Inc.	176	4,777
Derwent London PLC	37	985
Deutsche Bank AG	93	11,199
Deutsche Boerse AG	36	5,267
Deutsche Postbank AG	16	1,410
Developers Diversified Realty Corp.	152	6,528
Dexia SA	99	2,765
DiamondRock Hospitality Co.	647	8,249
Digital Realty Trust, Inc.	313	12,129
Dime Community Bancshares, Inc.	270	5,041
DnB NOR ASA	130	1,949
Downey Financial Corp.	122	1,725
Duke Realty Corp.	376	9,182
E*Trade Financial Corp. (a)	603	2,400
EFG Eurobank Ergasias SA	48	1,490
Endurance Specialty Holdings Ltd.	119	4,418
Equity Lifestyle Properties, Inc.	155	7,663
Equity Residential Property Trust	106	4,401
Erie Indemnity Co.	99	5,289
Erste Bank der Oesterreichisch AG	39	2,906
Essex Property Trust, Inc.	159	18,921

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Euler Hermes SA	8	927
Eurazeo	9	1,167
Everest Re Group Ltd.	169	15,269
Fairfax Financial Holdings Ltd.	6	1,811
Fannie Mae	320	9,056
Federal Realty Investment Trust	96	7,886
Federated Investors, Inc.	266	8,906
FelCor Lodging Trust, Inc.	427	5,376
Fidelity National Financial, Inc.	604	9,658
Fifth Third BanCorp.	151	3,236
First American Corp.	173	5,674
First BanCorp.	601	6,184
First Community Bancorp, Inc.	108	2,321
First Horizon National Corp.	255	2,754
First Industrial Realty Trust, Inc.	179	5,408
First Marblehead Corp.	126	466
First Midwest BanCorp., Inc.	343	8,757
First Niagara Financial Group	723	10,433
FirstFed Financial Corp. (a)	97	1,482
FirstMerit Corp.	653	13,400
FKP Property Group	208	697
FNB Corp.	541	8,364
Fonciere Des Regions	8	1,221
Fondiaria-Sai SpA	26	1,051
Forest City Enterprises, Inc.	99	3,657
Forestar Real Estate Group, Inc. (a)	144	3,586
Fortis	231	6,318
Franklin Resources, Inc.	101	9,610
Franklin Street Properties Corp.	576	8,508
Fraser and Neave Ltd.	414	1,459
Freddie Mac	102	2,541
Friedman Billings Ramsey Group	1,114	2,774
Friends Provident PLC	380	897
Frontier Financial Corp.	298	4,768
Fukuoka Financial Group, Inc.	700	3,467
Fulton Financial Corp.	1,412	17,608
Genting International PLC (a)	2,111	950
Genworth Financial, Inc.	140	3,228
GLG Partners, Inc.	253	2,087
Goldman Sachs Group, Inc.	138	26,409
Goodman Group	556	2,371
GPT Group	794	2,495
Gramercy Capital Corp.	137	2,603
Great Portland Estates PLC	94	856
Great-West Lifeco, Inc.	46	1,429
Greentown China Holdings Ltd.	519	606
Guaranty Financial Group, Inc. (a)	271	2,073
The Gunma Bank Ltd.	188	1,502
Guoco Group Ltd.	85	911

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
GZI Real Estate Investment Trust	1,038	396
Hachijuni Bank Ltd.	196	1,293
Hammerson PLC	51	1,022
Hang Lung Group Ltd.	317	1,706
Hang Lung Properties Ltd.	695	2,827
Hang Seng Bank Ltd.	262	5,248
Hannover Rueckversicherung AG	28	1,530
Hartford Financial Services Group, Inc.	103	7,341
Hbos PLC	663	6,201
HCC Insurance Holdings, Inc.	339	8,367
HCP, Inc.	543	19,385
Health Care REIT, Inc.	716	34,690
Healthcare Realty Trust, Inc.	425	12,040
Helvetia Holding AG	3	1,260
Henderson Investment Ltd.	755	87
Henderson Land Development Corp.	415	3,168
Higo Bank Ltd.	187	1,174
Hilb Rogal & Hobbs Co.	233	6,741
Hiroshima Bank Ltd.	237	1,304
The Hokkoku Bank Ltd.	290	1,244
Hokuhoku Financial Group, Inc.	528	1,676
Home Properties, Inc.	212	11,145
Hong Kong Exchanges and Clearing Ltd.	403	8,233
Hongkong Land Holdings Ltd.	703	3,192
Hopewell Holdings Ltd.	286	1,248
Hopson Development Holdings Ltd.	345	736
Horace Mann Educators Corp.	274	4,636
Hospitality Properties Trust	266	8,547
Host Hotels & Resorts, Inc.	741	12,745
HRPT Properties Trust	1,725	11,954
HSBC Holdings PLC	2,770	48,456
Hudson City BanCorp., Inc.	1,271	24,314
Huntington Bancshares, Inc.	838	7,869
The Hyakugo Bank Ltd.	192	1,257
The Hyakujushi Bank Ltd.	246	1,464
Hypo Real Estate Holding AG	35	1,305
Hysan Development Co. Ltd.	479	1,389
ICAP PLC	128	1,491
IGM Financial, Inc.	25	1,189
Immoeast AG (a)	95	969
Immofinanz AG	98	1,085
Industrial Alliance Insurance	34	1,337
IndyMac BanCorp., Inc.	503	1,635
ING Groep NV	370	14,164
ING Industrial Fund	585	1,154
ING Office Fund	865	1,138
Insurance Australia Group Ltd.	682	2,799
IntercontinentalExchange, Inc. (a)	148	22,962
International Bancshares Corp.	479	11,970

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Intesa Sanpaolo RNC	173	1,230
Intesa Sanpaolo SpA	1,704	12,782
Invesco Ltd.	452	11,594
Investec PLC	99	708
Investment Technology Group, Inc. (a)	235	11,341
Investor AB - A Shares	48	1,108
Investor AB - B Shares	81	1,928
IPC Holdings Ltd.	132	3,843
Irish Life & Permanent PLC	51	824
iStar Financial, Inc.	355	6,834
IVG Immobilien AG	34	859
Iyo Bank Ltd.	141	1,607
JAFCO Co. Ltd.	27	1,075
Janus Capital Group, Inc.	381	10,691
Japan Securities Finance Co. Ltd.	91	756
Jefferies Group, Inc.	217	4,080
Jones Lang LaSalle, Inc.	62	4,812
The Joyo Bank Ltd.	306	1,736
JPMorgan Chase & Co.	1,277	60,849
The Juroku Bank Ltd.	207	1,216
Jyske Bank A/S (a)	16	1,105
The Kagoshima Bank Ltd.	170	1,363
KBC Groep NV	30	4,083
The Keiyo Bank Ltd.	221	1,560
Keppel Land Ltd.	226	1,010
Kerry Properties Ltd.	172	1,164
KeyCorp.	522	12,596
Kilroy Realty Corp.	212	11,092
Kimco Realty Corp.	609	24,305
Kinnevik Investment AB	65	1,395
Klepierre SA	24	1,466
Knight Capital Group, Inc. (a)	860	16,091
Kowloon Development Co. Ltd.	564	1,245
LaBranche & Co., Inc. (a)	452	2,888
Land Securities Group PLC	78	2,388
LaSalle Hotel Properties	254	8,146
Legal & General Group PLC	1,157	2,919
Lehman Brothers Holdings, Inc.	175	7,742
Lend Lease Corp. Ltd.	132	1,544
Leopalace21 Corp.	51	900
Lexington Realty Trust	433	6,235
Liberty International PLC	59	1,151
Liberty Property Trust	277	9,703
Lincoln National Corp.	89	4,785
Link REIT	630	1,512
Lloyds TSB Group PLC	998	8,580
Loews Corp.	148	6,232
London Stock Exchange Group PLC	45	963
M&T Bank Corp.	110	10,255

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
The Macerich Co.	121	8,849
Mack-Cali Realty Corp.	137	5,346
Macquarie Communications Infrastructure Group	243	1,029
Macquarie CountryWide Trust	737	963
Macquarie Group Ltd.	96	5,744
Macquarie Infrastructure Group	1,019	2,721
Macquarie Office Trust	951	924
Man Group PLC	291	3,364
Manulife Financial Corp.	274	10,711
Mapfre SA	265	1,353
Markel Corp. (a)	17	7,385
Marsh & McLennan Cos, Inc.	178	4,911
Marshall & Ilsley Corp.	628	15,687
Max Capital Group Ltd.	202	4,729
MBIA, Inc.	744	7,738
Mediobanca SpA	68	1,426
Meinl European Land Ltd. (a)	53	699
Mercury General Corp.	75	3,742
Merrill Lynch & Co., Inc.	128	6,378
MetLife, Inc.	148	9,006
MGIC Investment Corp.	426	5,551
Mid-America Apartment Communities	161	8,535
Millea Holdings, Inc.	313	13,274
Mirvac Group	383	1,518
Mitsubishi Estate Co. Ltd.	520	15,102
Mitsubishi UFJ Financial Group	5,027	55,305
Mitsubishi UFJ Lease & Finance Co. Ltd.	28	1,373
Mitsui Fudosan Co. Ltd.	334	8,415
Mitsui Sumitomo Insurance Co.	-	-
Mitsui Sumitomo Insurance Group (a)	162	6,450
Mizuho Financial Group, Inc.	5	25,965
Mizuho Trust & Banking Co. Ltd.	649	1,074
Montpelier Re Holdings Ltd.	189	3,119
Morgan Stanley	377	18,322
Muenchener Rueckversicherungs AG	39	7,553
Musashino Bank Ltd.	26	1,130
The Nanto Bank Ltd.	247	1,273
The Nasdaq Stock Market, Inc. (a)	231	8,420
National Australia Bank Ltd.	606	17,273
National Bank of Canada	29	1,547
National Bank of Greece SA	84	4,665
National City Corp.	250	1,575
National Financial Partners Co.	262	7,053
National Retail Properties, Inc.	547	12,532
Nationwide Financial Services, Inc.	351	17,592
Nationwide Health Properties, Inc.	710	25,574
New World Development Ltd.	851	2,195
New York Community BanCorp., Inc.	796	14,861
NewAlliance Bancshares, Inc.	726	9,772

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Newcastle Investment Corp.	311	3,076
Nexity Financial Corp.	16	718
Nipponkoa Insurance Co. Ltd.	305	2,971
The Nishi-Nippon City Bank Ltd.	371	1,135
Nissay Dowa General Insurance Co. Ltd.	221	1,288
Nomura Holdings, Inc.	723	12,571
Nomura Real Estate Holdings	41	832
Nordea Bank AB	368	6,098
Northern Rock PLC	75	134
Nymex Holdings, Inc.	21	1,945
NYSE Euronext, Inc.	117	7,734
Ogaki Kyoritsu Bank Ltd.	249	1,283
Okasan Holdings, Inc.	195	1,052
OKO Bank PLC	71	1,419
Old Mutual PLC	975	2,485
Old National BanCorp.	605	10,352
Old Republic International Corp.	529	7,591
Onex Corp.	40	1,254
optionsXpress Holdings, Inc.	144	3,092
ORIX Corp.	34	6,134
Oversea-Chinese Banking Corp.	937	6,115
Pacific Capital BanCorp. NA	419	8,539
Pargesa Holding SA	11	1,266
Park National Corp.	46	3,496
PartnerRe Ltd.	136	10,061
Pennsylvania Real Estate Investment Trust	269	6,773
People's United Financial, Inc.	215	3,649
Perpetual Ltd.	19	983
Philadelphia Consolidated Holding Corp. (a)	316	11,654
The Phoenix Cos, Inc.	742	9,646
Piper Jaffray Cos (a)	76	2,832
Piraeus Bank SA	60	2,047
Platinum Underwriters Holdings Ltd.	493	17,684
The PMI Group, Inc.	173	974
PNC Financial Services Group, Inc.	111	7,698
Popular, Inc.	728	9,078
Post Properties, Inc.	127	4,661
Power Corporation of Canada	56	1,964
Power Financial Corp.	41	1,514
Principal Financial Group, Inc.	75	4,025
ProAssurance Corp. (a)	189	9,985
Promise Co. Ltd.	46	1,455
Prosperity Bancshares, Inc.	179	5,544
Prosperity REIT	1,977	408
Protective Life Corp.	203	8,652
Provident Bankshares Corp.	189	2,421
Provident Financial Services, Inc.	366	5,647
Prudential Financial, Inc.	155	11,735
Prudential PLC	433	5,939

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
PSP Swiss Property AG	23	1,431
Public Storage, Inc.	54	4,898
QBE Insurance Group Ltd.	327	7,802
Quintain Estates & Development PLC	66	534
Radian Group, Inc.	161	869
Raiffeisen International Bank-Holding AG	8	1,301
RAIT Financial Trust	370	2,812
Ratos AB	39	1,365
Raymond James Financial, Inc.	267	7,682
Realty, Income Corp.	864	22,732
Redwood Trust, Inc.	243	8,089
Regency Centers Corp.	117	8,374
Regions Financial Corp.	227	4,976
Reinsurance Group of America, Inc.	59	3,067
RenaissanceRe Holdings Ltd.	182	9,362
Resolution PLC	121	1,729
Resona Holdings, Inc.	2	3,847
RLI Corp.	142	6,816
Royal & Sun Alliance Insurance Group PLC	529	1,413
Royal Bank of Canada	227	10,824
Royal Bank of Scotland Group PLC	2,489	17,070
Safeco Corp.	221	14,750
Sampo Oyj	88	2,495
San-In Godo Bank Ltd.	142	1,256
Schroders PLC	49	1,026
Schweizerische National-Versic	1	805
Segro PLC	104	954
Selective Insurance Group	471	10,042
Senior Housing Properties Trust	730	17,484
The Senshu Bank Ltd.	488	1,070
Shiga Bank Ltd.	192	1,281
Shimao Property Holdings Ltd.	465	925
Shinko Securities Co. Ltd.	254	867
Shinsei Bank Ltd.	560	2,467
Shizuoka Bank Ltd.	269	3,296
Shui On Land Ltd.	1,186	1,179
Shun Tak Holdings Ltd.	799	1,064
Simon Property Group, Inc.	110	10,985
Singapore Exchange Ltd.	403	2,553
Sino Land Co	551	1,393
Skandinaviska Enskilda Banken AB	96	2,333
SL Green Realty Corp.	130	12,064
Societa Cattolica di Assicuraz	21	1,132
Societe Generale	82	9,626
Sompo Japan Insurance, Inc.	374	4,161
Sony Financial Holdings, Inc.	1	4,222
The South Financial Group, Inc.	500	3,020
Sovereign BanCorp., Inc.	747	5,580
St George Bank Ltd.	201	5,043

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Standard Chartered PLC	248	8,844
Standard Life PLC	373	1,857
State Street Corp.	161	11,615
Sterling Bancshares, Inc.	540	5,611
Sterling Financial Corp.	352	4,298
Stockland Trust Group	527	3,595
Storebrand ASA	82	781
Strategic Hotels & Resorts, Inc.	512	7,378
Sumitomo Mitsui Financial Group, Inc.	3	25,821
Sumitomo Realty & Development Ltd.	180	4,501
Sumitomo Trust & Banking Co. Ltd.	632	5,683
Sun Hung Kai Properties Ltd.	520	9,108
Sun Life Financial, Inc.	101	4,883
SunCorp-Metway Ltd.	365	4,701
Sunstone Hotel Investors, Inc.	511	9,545
Suntec REIT	997	1,110
SunTrust Banks, Inc.	115	6,411
Suruga Bank Ltd.	100	1,411
Susquehanna Bancshares, Inc.	636	12,650
SVB Financial Group (a)	207	10,073
Svenska Handelsbanken AB	90	2,503
Swedbank AB	64	1,625
Swiss Life Holding	6	1,798
Swiss Reinsurance AG	66	5,504
SWS Group, Inc.	234	3,070
Sydbank A/S	24	901
Synovus Financial Corp.	632	7,483
T Rowe Price Group, Inc.	536	31,388
T&D Holdings, Inc.	93	5,921
Takefuji Corp.	51	1,209
Taubman Centers, Inc.	269	15,244
TCF Financial Corp.	251	4,367
TD Ameritrade Holding Corp. (a)	156	2,824
Thornburg Mortgage, Inc.	1,162	1,418
Tokai Tokyo Securities Co. Ltd.	221	897
Tokyo Tatemono Co. Ltd.	121	1,054
The Tokyo Tomin Bank Ltd.	36	763
Tokyu Land Corp.	173	1,286
Topdanmark A/S (a)	7	1,238
Torchmark Corp.	250	16,185
Toronto-Dominion Bank	352	23,101
The Travelers Cos, Inc.	216	10,886
Trustco Bank Corp.	476	4,155
Trustmark Corp.	440	9,583
TSX Group, Inc.	31	1,302
UBS AG (a)	354	11,953
UCBH Holdings, Inc.	720	5,242
UDR, Inc.	402	10,163
Umpqua Holdings Corp.	536	7,906

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Unibail-Rodamco	14	3,625
UniCredit SpA	2,174	16,570
UnionBanCal Corp.	108	5,671
Unione di Banche Italiane SCPA	113	2,997
Unipol Gruppo Finanziario SpA	369	1,212
United Bankshares, Inc.	302	8,785
United Community Banks, Inc.	196	2,691
United Industrial Corp. Ltd.	611	1,230
United Overseas Bank Ltd.	460	6,920
Unitrin, Inc.	127	4,818
Unum Group	991	23,001
UOL Group Ltd.	350	981
Urban Corp.	78	426
US BanCorp.	669	22,672
Valad Property Group	783	706
Valley National BanCorp	251	4,817
Ventas, Inc.	380	18,453
Wachovia Corp.	686	19,997
Waddell & Reed Financial, Inc.	83	2,810
Washington Federal, Inc.	706	16,810
Washington Mutual, Inc.	288	3,540
Webster Financial Corp.	477	12,426
Weingarten Realty Investors	163	6,013
Wells Fargo & Co.	1,121	33,350
Wereldhave NV	4	510
Westfield Group	684	11,771
Westpac Banking Corp.	695	16,059
Wheelock & Co. Ltd.	479	1,500
White Mountains Insurance Group Ltd.	13	6,189
Whitney Holding Corp.	589	13,788
Willis Group Holdings Ltd.	302	10,495
Wilmington Trust Corp.	136	4,472
Wing Hang Bank Ltd.	98	1,313
Wing Lung Bank Ltd.	118	2,126
Wing Tai Holdings Ltd.	506	750
Wintrust Financial Corp.	96	3,045
WR Berkley Corp.	366	9,402
XL Capital Ltd.	56	1,954
Yamaguchi Financial Group, Inc.	100	1,268
The Yamanashi Chuo Bank Ltd.	201	1,322
Zenith National Insurance Corp.	257	9,544
Zions Bancorporation	136	6,303
Zurich Financial Services AG	26	7,961
		3,530,961

Healthcare (3.94%)
Abbott Laboratories	561	29,593
Advanced Medical Optics, Inc. (a)	215	4,515
Aetna, Inc.	255	11,118

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Alcon, Inc.	33	5,214
Alfresa Holdings Corp.	18	1,262
Alkermes, Inc. (a)	669	8,316
Allergan, Inc.	149	8,399
American Medical Systems Holdings, Inc. (a)	493	6,951
Amerigroup Corp. (a)	340	8,837
AmerisourceBergen Corp.	319	12,935
Amylin Pharmaceuticals, Inc. (a)	228	6,288
Apria Healthcare Group, Inc. (a)	387	6,819
Arthrocare Corp. (a)	123	5,542
Astellas Pharma, Inc.	208	8,501
AstraZeneca PLC	265	11,210
Barr Pharmaceuticals, Inc. (a)	185	9,293
Baxter International, Inc.	378	23,557
Beckman Coulter, Inc.	105	7,172
Becton Dickinson & Co.	113	10,102
BioMarin Pharmaceutical, Inc. (a)	582	21,220
Biovail Corp.	66	755
Boston Scientific Corp. (a)	841	11,211
Bristol-Myers Squibb Co.	770	16,917
Brookdale Senior Living, Inc.	85	2,225
Celesio AG	20	875
Cephalon, Inc. (a)	111	6,928
Chugai Pharmaceutical Co. Ltd.	104	1,446
Cochlear Ltd.	24	1,284
Covance, Inc. (a)	140	11,731
Coventry Health Care, Inc. (a)	320	14,314
CR Bard, Inc.	205	19,305
Cubist Pharmaceuticals, Inc. (a)	381	7,376
CV Therapeutics, Inc. (a)	211	1,931
Daiichi Sankyo Co. Ltd.	265	7,289
Dainippon Sumitomo Pharma Co.	130	993
DaVita, Inc. (a)	236	12,369
Dentsply International, Inc.	312	12,127
Edwards Lifesciences Corp. (a)	303	16,792
Eisai Co. Ltd.	108	3,822
Elan Corp. PLC (a)	83	2,270
Eli Lilly & Co.	379	18,245
Endo Pharmaceuticals Holdings (a)	226	5,612
Essilor International SA	37	2,309
Express Scripts, Inc. (a)	98	6,862
Fisher & Paykel Healthcare Corp.	479	999
Forest Laboratories, Inc. (a)	203	7,046
Fresenius Medical Care AG & Co.	33	1,762
Gen-Probe, Inc. (a)	315	17,753
Getinge AB	56	1,431
Gilead Sciences, Inc. (a)	527	27,278
GlaxoSmithKline PLC	1,081	24,089
Grifols SA	59	1,654

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Haemonetics Corp. (a)	159	9,100
Health Management Associates, Inc. (a)	2,097	14,952
Health Net, Inc. (a)	188	5,507
Healthsouth Corp. (a)	419	8,242
Healthways, Inc. (a)	186	6,795
Hengan International Group Co.	366	1,308
Henry Schein, Inc. (a)	151	8,361
Herbalife Ltd.	78	3,415
Hisamitsu Pharmaceutical Co., Inc.	44	1,646
Hologic, Inc. (a)	950	27,731
Humana, Inc. (a)	218	10,418
Idexx Laboratories, Inc. (a)	377	20,056
Immucor, Inc. (a)	460	12,411
Intuitive Surgical, Inc. (a)	73	21,116
Invacare Corp.	194	3,500
Inverness Medical Innovations, Inc. (a)	413	15,281
Johnson & Johnson	1,041	69,841
Kinetic Concepts, Inc. (a)	90	3,569
King Pharmaceuticals, Inc. (a)	737	6,920
Kyowa Hakko Kogyo Co. Ltd.	87	787
Laboratory Corporation of America Holdings (a)	235	17,771
Luxottica Group SpA	34	963
Magellan Health Services, Inc. (a)	258	9,956
Medarex, Inc. (a)	799	5,729
Medco Health Solutions, Inc. (a)	321	15,902
Mediceo Paltac Holdings Co. Ltd.	84	1,417
Medicis Pharmaceutical Corp.	168	3,461
Medtronic, Inc.	647	31,496
Mentor Corp.	143	4,186
Merck & Co., Inc.	818	31,117
Merck KGAA	11	1,568
Miraca Holdings, Inc.	67	1,585
Mitsubishi Tanabe Pharma Corp.	106	1,266
Mylan, Inc.	694	9,140
NBTY, Inc. (a)	398	11,204
Nobel Biocare Holding AG	20	724
Novartis AG	440	22,380
Novo Nordisk A/S	68	4,681
Odyssey HealthCare, Inc. (a)	323	2,955
Omnicare, Inc.	271	5,515
Ono Pharmaceutical Co. Ltd.	44	2,327
Onyx Pharmaceuticals, Inc. (a)	283	9,950
OSI Pharmaceuticals, Inc. (a)	86	2,980
Parkway Holdings Ltd.	485	1,252
Patterson Cos, Inc. (a)	219	7,490
Pediatrix Medical Group, Inc. (a)	295	20,066
Perrigo Co.	284	11,641
Pfizer, Inc.	2,487	50,014
PharMerica Corp. (a)	195	3,321

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Psychiatric Solutions, Inc. (a)	353	12,253
Quest Diagnostics, Inc.	67	3,362
Resmed, Inc. (a)	130	5,606
Rhoen Klinikum AG	43	1,310
Roche Holding AG BR	6	1,113
Roche Holding AG Genus	124	20,681
Rohto Pharmaceutical Co. Ltd.	119	1,271
Sanofi-Aventis SA	184	14,413
Santen Pharmaceutical Co. Ltd.	53	1,310
Schering-Plough Corp.	902	16,606
Sepracor, Inc. (a)	180	3,879
Shimadzu Corp.	111	1,090
Shionogi & Co. Ltd.	123	2,361
Shire PLC	98	1,824
Sigma Pharmaceuticals Ltd.	783	875
Smith & Nephew PLC	165	2,148
Sonic Healthcare Ltd.	105	1,511
Sonova Holding AG	13	1,100
St Jude Medical, Inc. (a)	209	9,150
Stada Arzneimittel AG	19	1,289
STERIS Corp.	445	12,331
Straumann Holding AG	4	1,071
Stryker Corp.	158	10,243
Sunrise Senior Living, Inc. (a)	279	5,985
Suzuken Co. Ltd.	40	1,512
Synthes, Inc.	11	1,516
Sysmex Corp.	32	1,302
Taisho Pharmaceutical Co. Ltd.	90	1,717
Takeda Pharmaceutical Co. Ltd.	316	16,684
Techne Corp. (a)	207	15,012
Tenet Healthcare Corp. (a)	3,630	23,232
Terumo Corp.	77	3,791
The Medicines Co. (a)	365	7,209
Theravance, Inc. (a)	340	4,247
Tsumura & Co.	72	1,741
UCB SA	22	956
United Therapeutics Corp. (a)	133	11,239
UnitedHealth Group, Inc.	723	23,590
Universal Health Services, Inc.	85	5,324
Varian Medical Systems, Inc. (a)	275	12,891
VCA Antech, Inc. (a)	517	16,732
Watson Pharmaceuticals, Inc. (a)	308	9,560
WellCare Health Plans, Inc. (a)	59	2,583
WellPoint, Inc. (a)	191	9,502
West Pharmaceutical Services, Inc.	176	8,256
William Demant Holding A/S (a)	12	954
Wyeth	522	23,213
Zimmer Holdings, Inc. (a)	146	10,827
		1,363,229

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Holding Companies (0.13%)
China Merchants Holdings International Co.	375	1,925
China Resources Enterprise Ltd.	405	1,486
Citic Pacific Ltd.	285	1,335
First Pacific Co.	1,706	1,252
GEA Group AG	38	1,419
Groupe Bruxelles Lambert SA	15	1,912
Guangdong Investment Ltd.	1,859	911
Guangzhou Investment Co. Ltd.	3,893	869
Hutchison Whampoa Ltd.	810	7,925
IFIL - Investments SpA	116	974
Jardine Matheson Holdings Ltd.	166	5,103
Jardine Strategic Holdings Ltd.	144	2,497
LVMH Moet Hennessy Louis Vuitton	45	5,160
Noble Group Ltd.	1,112	1,829
Shanghai Industrial Holdings Ltd.	286	1,185
Sherritt International Corp.	82	1,144
Swire Pacific Ltd. - A Shares	296	3,462
Swire Pacific Ltd. - B Shares	544	1,275
Washington H Soul Pattinson & Co.	147	1,193
Wendel	7	969
Wharf Holdings Ltd.	465	2,360
		46,185

Industrial (6.87%)
3M Co.	245	18,841
AAR Corp. (a)	244	5,710
ABB Ltd.	400	12,292
Acciona SA	5	1,435
Actividades de Construccion y Servicios SA (ACS)	35	2,077
Actuant Corp.	370	12,532
Acuity Brands, Inc.	265	12,678
Advantest Corp.	63	1,730
Aeroports de Paris	11	1,315
AGFA-Gevaert NV	59	435
Agilent Technologies, Inc. (a)	175	5,287
Albany International Corp.	232	8,422
Alfa Laval AB	19	1,250
Alliant Techsystems, Inc. (a)	193	21,184
Allied Waste Industries, Inc. (a)	639	7,898
Alps Electric Co. Ltd.	125	1,162
Alstom SA	18	4,189
Amada Co. Ltd.	149	1,238
Amcor Ltd.	349	2,223
Amec PLC	95	1,501
American Commercial Lines, Inc. (a)	214	3,385
Ametek, Inc.	180	8,734
Amphenol Corp.	367	16,948

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Ansell Ltd.	123	1,335
Applera Corp. - Applied Biosyst	414	13,211
Aptargroup, Inc.	332	14,658
Arkansas Best Corp.	183	7,225
Arriva PLC	77	1,080
Arrow Electronics, Inc. (a)	102	2,775
Asahi Glass Co. Ltd.	445	5,302
Assa Abloy AB	58	906
Astec Industries, Inc. (a)	68	2,492
Auckland International Airport	488	812
Avnet, Inc. (a)	260	6,809
BAE Systems PLC	596	5,530
Balfour Beatty PLC	141	1,235
BE Aerospace, Inc. (a)	531	21,431
Belden, Inc.	294	9,920
Bemis Co., Inc.	252	6,628
Benchmark Electronics, Inc. (a)	636	11,308
Bilfinger Berger AG	14	1,208
Boeing Co.	386	32,756
Bombardier, Inc. (a)	253	1,658
Boral Ltd.	232	1,361
Bouygues	48	3,600
Briggs & Stratton Corp.	442	6,727
Brink's Co.	223	16,223
Brother Industries Ltd.	105	1,357
Bucyrus International, Inc.	212	26,697
Burlington Northern Santa Fe	101	10,358
CAE, Inc.	97	1,113
Campbell Brothers Ltd.	54	1,394
Canadian National Railway Co.	84	4,399
Canadian Pacific Railway Ltd.	26	1,791
Carlisle Cos, Inc.	318	9,184
Casio Computer Co. Ltd.	99	1,476
Central Glass Co. Ltd.	223	843
Ceradyne, Inc. (a)	160	6,234
CH Robinson Worldwide, Inc.	345	21,625
Charter PLC	53	947
Checkpoint Systems, Inc. (a)	367	9,516
Cheung Kong Infrastructure Holdings Co.	347	1,501
China Grand Forestry Resources (a)	3,038	359
Chiyoda Corp.	66	496
Cie de Saint-Gobain SA	65	5,254
Ciments Francais SA	5	971
Cimpor Cimentos de Portugal SG	125	1,113
Clarcor, Inc.	150	6,294
Cobham PLC	319	1,398
Cognex Corp.	163	4,108
Coherent, Inc. (a)	129	3,844
ComfortDelgro Corp. Ltd.	916	1,182

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Commercial Metals Co.	325	10,121
Comsys Holdings Corp.	112	1,010
Con-Way, Inc.	57	2,636
Cookson Group PLC	88	1,242
Cooper Industries Ltd.	211	8,944
Cosco Corp. Singapore Ltd.	367	855
CRH PLC	96	3,666
CSR Ltd.	434	1,294
CSX Corp.	123	7,743
CTS Corp.	292	3,285
Cummins, Inc.	394	24,684
Curtiss-Wright Corp.	130	6,174
Cymer, Inc. (a)	150	3,899
Daifuku Co. Ltd.	100	1,249
Daiichi Chuo Kisen Kaisha	169	1,139
Daikin Industries Ltd.	100	4,981
Dainippon Screen Manufacturing Co.	169	735
Danaher Corp.	119	9,284
Deere & Co.	74	6,221
Deutsche Post AG	148	4,635
Dionex Corp. (a)	119	9,308
Disco Corp.	23	1,130
Donaldson Co., Inc.	433	18,853
Dover Corp.	245	12,120
Downer EDI Ltd.	211	1,443
DRS Technologies, Inc.	211	13,175
Dyno Nobel Ltd.	677	1,872
EADS	61	1,539
Eagle Materials, Inc.	289	10,485
East Japan Railway Co.	2	15,945
Eastman Kodak Co.	818	14,634
Eaton Corp.	364	31,974
Ebara Corp.	260	940
Eiffage SA (a)	10	920
EMCOR Group, Inc. (a)	405	10,149
Energizer Holdings, Inc. (a)	126	9,962
Energy Conversion Devices, Inc. (a)	271	8,832
ESCO Technologies, Inc. (a)	105	4,889
Esterline Technologies Corp. (a)	166	9,240
Expeditors International Washington, Inc.	438	20,406
Fanuc Ltd.	75	7,883
FedEx Corp.	91	8,724
Finmeccanica SpA	51	1,784
Finning International, Inc.	48	1,427
Firstgroup PLC	96	1,083
Fletcher Building Ltd.	185	1,239
Flextronics International Ltd. (a)	816	8,478
Flir Systems, Inc. (a)	241	8,274
Flowserve Corp.	125	15,511

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
FLSmidth & Co.	14	1,482
Fluor Corp.	187	28,587
Fomento de Construcciones y Contratas (FCC)	14	1,012
Forward Air Corp.	203	6,920
Foster Wheeler Ltd. (a)	270	17,196
Fuji Electric Holdings Co. Ltd.	299	1,176
FUJIFILM Holdings Corp.	195	7,482
Fujikura Ltd.	200	879
Funai Electric Co. Ltd.	22	821
Furukawa Electric Co. Ltd.	268	972
Futuris Corp. Ltd.	618	1,230
Gamesa Corporacion Tecnologica SA	30	1,461
Gardner Denver, Inc. (a)	275	12,774
Garmin Ltd.	63	2,577
GATX Corp.	174	7,656
General Cable Corp. (a)	325	21,775
General Dynamics Corp.	110	9,946
General Electric Co.	3,857	126,124
General Maritime Corp.	171	4,468
Genesee & Wyoming, Inc. (a)	92	3,283
Gentex Corp.	290	5,417
Glory Ltd.	46	1,035
Go-Ahead Group PLC	22	722
Goodrich Corp.	123	8,382
GrafTech International Ltd. (a)	907	17,823
Granite Construction, Inc.	104	3,567
Grupo Ferrovial SA	14	1,140
Hamamatsu Photonics KK	39	1,189
Hankyu Hanshin Holdings, Inc.	483	2,183
Harsco Corp.	143	8,484
HeidelbergCement AG	8	1,348
Heidelberger Druckmaschinen AG	25	599
Hirose Electric Co. Ltd.	14	1,659
Hitachi Cable Ltd.	202	800
Hitachi Construction Machinery Co. Ltd.	35	1,104
Hitachi Koki Co. Ltd.	70	1,154
Hitachi Ltd.	1,264	8,521
Hitachi Zosen Corp. (a)	642	673
Hochtief AG	12	1,235
Holcim Ltd.	35	3,442
Honeywell International, Inc.	232	13,781
Hong Kong Aircraft Engineering Co. Ltd.	71	1,265
Horiba Ltd.	32	1,086
HOYA Corp.	163	4,515
Hubbell, Inc.	105	4,697
Ibiden Co. Ltd.	56	2,434
IDEX Corp.	500	18,345
IHI Corp.	557	1,200
Iino Kaiun Kaisha Ltd.	96	1,081

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Imerys SA	13	1,127
IMI PLC	104	937
Ingersoll-Rand Co. Ltd.	101	4,482
Insituform Technologies, Inc. (a)	220	3,722
Intermec, Inc. (a)	327	6,906
Invensys PLC	161	957
Itron, Inc. (a)	159	14,800
ITT Corp.	386	24,704
Jacobs Engineering Group, Inc. (a)	243	20,978
Japan Airport Terminal Co. Ltd.	71	1,420
Japan Steel Works Ltd.	141	2,609
JGC Corp.	96	1,781
JM AB	41	680
Joy Global, Inc.	235	17,449
JS Group Corp.	104	1,801
Kajima Corp.	400	1,339
Kawasaki Heavy Industries Ltd.	591	1,523
Kawasaki Kisen Kaisha Ltd.	223	2,265
Kaydon Corp.	180	9,427
Keihan Electric Railway Co. Ltd.	348	1,533
Keihin Electric Express Railway Co. Ltd.	205	1,343
Keio Corp.	219	1,255
Keisei Electric Railway Co. Ltd.	243	1,334
Kemet Corp. (a)	693	2,821
Kennametal, Inc.	228	7,928
Keyence Corp.	14	3,562
Kinden Corp.	140	1,329
Kingspan Group PLC	52	609
Kintetsu Corp.	645	2,221
Kirby Corp. (a)	88	4,826
Kitz Corp.	123	733
Komatsu Ltd.	354	10,724
Komori Corp.	54	1,065
Kone OYJ	36	1,421
Konecranes Oyj	30	1,314
Konica Minolta Holdings, Inc.	201	3,008
Koninklijke BAM Groep NV	43	1,036
Kubota Corp.	432	3,024
Kuehne & Nagel International AG	13	1,400
Kurita Water Industries Ltd.	42	1,494
Kyocera Corp.	71	6,527
Kyowa Exeo Corp.	109	859
L-3 Communications Holdings, Inc.	254	28,308
Lafarge SA	26	4,706
Landstar System, Inc.	340	17,666
Leggett & Platt, Inc.	362	6,009
Legrand SA	36	1,083
Leighton Holdings Ltd.	49	2,177
Lincoln Electric Holdings, Inc.	210	16,023

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Littelfuse, Inc. (a)	86	3,161
Mabuchi Motor Co. Ltd.	20	991
Macquarie Airports	616	1,825
Makino Milling Machine Co. Ltd.	93	690
Makita Corp.	55	1,894
MAN AG	17	2,387
Manitowoc Co., Inc.	275	10,401
Martin Marietta Materials, Inc.	72	7,875
Maruichi Steel Tube Ltd.	47	1,695
Masco Corp.	890	16,207
Matsushita Electric Works Ltd.	137	1,509
Matthews International Corp.	211	10,432
McDermott International, Inc. (a)	454	24,325
Meggitt PLC	198	1,168
Methode Electronics, Inc.	234	2,537
Metso Oyj	22	955
Mettler Toledo International, Inc. (a)	64	6,097
Mine Safety Appliances Co.	119	4,423
Minebea Co. Ltd.	229	1,394
MISUMI Group, Inc.	73	1,418
Mitsubishi Electric Corp.	814	8,313
Mitsubishi Heavy Industries Ltd.	1,274	5,905
Mitsui Engineering & Shipbuilding Co. Ltd.	294	958
Mitsui OSK Lines Ltd.	454	6,248
Mitsumi Electric Co. Ltd.	32	1,071
Molex, Inc.	157	4,069
Monadelphous Group Ltd.	89	1,126
Moog, Inc. (a)	251	10,821
Mori Seiki Co. Ltd.	38	700
MTR Corp.	494	1,769
MTU Aero Engines Holding AG	18	825
Mueller Industries, Inc.	254	8,222
Mueller Water Products, Inc.	356	2,827
Murata Manufacturing Co. Ltd.	84	4,443
Nabtesco Corp.	83	1,225
Nachi-Fujikoshi Corp.	247	1,021
Nagoya Railroad Co. Ltd.	424	1,358
Nalco Holding Co.	142	3,265
Nankai Electric Railway Co. Ltd.	418	1,700
National Express Group PLC	53	976
National Instruments Corp.	381	11,209
NCI Building Systems, Inc. (a)	110	2,655
NEC Corp.	769	3,631
Neptune Orient Lines Ltd.	335	795
Newport Corp. (a)	189	2,175
Nexans SA	7	933
NGK Insulators Ltd.	112	2,149
Nichias Corp.	123	429
Nichicon Corp.	79	606

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nidec Corp.	46	3,464
Nikon Corp.	132	3,808
Nippon Chemi-Con Corp.	117	464
Nippon Electric Glass Co. Ltd.	139	2,145
Nippon Express Co. Ltd.	360	1,987
Nippon Sheet Glass Co. Ltd.	253	1,158
Nippon Yusen KK	464	4,507
Nishi-Nippon Railroad Co. Ltd.	343	1,211
Nordson Corp.	202	11,924
Norfolk Southern Corp.	136	8,103
Norsk Hydro ASA	128	1,907
Northrop Grumman Corp.	104	7,651
NSK Ltd.	183	1,524
NTN Corp.	169	1,294
Obayashi Corp.	273	1,321
Odakyu Electric Railway Co. Ltd.	235	1,598
Okuma Corp.	76	863
Old Dominion Freight Line, Inc. (a)	173	5,311
Olympus Corp.	94	3,092
Omron Corp.	89	1,849
Orbotech Ltd. (a)	268	4,703
Orient Overseas (International) Ltd.	104	572
OSG Corp.	88	1,238
Overseas Shipholding Group, Inc.	116	8,730
Owens-Illinois, Inc. (a)	364	20,075
Pacer International, Inc.	215	3,990
Pacific Basin Shipping Ltd.	842	1,541
Packaging Corporation of America	196	4,308
Pall Corp.	336	11,683
Panalpina Welttransport Holdings AG	6	764
Park Electrochemical Corp.	69	1,870
Parker Hannifin Corp.	353	28,187
Pentair, Inc.	283	10,423
Plexus Corp. (a)	136	3,276
Power-One, Inc. (a)	659	1,970
Precision Castparts Corp.	68	7,994
Regal-Beloit Corp.	204	7,566
Republic Services, Inc.	445	14,147
Rexam PLC	122	1,086
Rheinmetall AG	14	1,067
Rieter Holding AG	2	747
Rinnai Corp.	42	1,345
Rockwell Automation, Inc.	159	8,623
Rockwell Collins, Inc.	330	20,826
Rolls-Royce Group PLC	28,992	2,850
Roper Industries, Inc.	150	9,318
Royal Philips NV	202	7,619
Ryder System, Inc.	148	10,134
Sacyr Vallehermoso SA	27	961

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Safran SA	49	1,035
Sagami Railway Co. Ltd.	380	1,458
Sankyu, Inc.	249	1,303
Sanmina-SCI Corp. (a)	4,555	7,060
Sanwa Holdings Corp.	210	872
Sanyo Electric Co. Ltd. (a)	804	2,003
Schindler Holding AG	19	1,547
Schneider Electric SA	43	5,280
Sealed Air Corp.	206	5,210
Seino Holdings Corp.	128	857
SembCorp. Industries Ltd.	331	1,025
SembCorp. Marine Ltd.	463	1,263
Sharp Corp.	414	6,955
Shaw Group, Inc. (a)	76	3,756
Shima Seiki Manufacturing Ltd.	29	1,141
Shimizu Corp.	276	1,303
Siemens AG	149	17,675
SIG PLC	47	703
Sims Group Ltd.	55	1,717
Singapore Post Ltd.	1,519	1,299
Singapore Technologies Engineering Ltd.	511	1,213
Skanska AB	70	1,160
SMC Corp.	24	2,788
Snap-On, Inc.	354	20,996
SNC-Lavalin Group, Inc.	34	1,705
Sonoco Products Co.	285	9,391
Spirit Aerosystems Holdings, Inc. (a)	602	17,560
SPX Corp.	52	6,396
Stanley Electric Co. Ltd.	70	1,774
Stanley Works/The	228	10,999
Star Micronics Co. Ltd.	42	715
Stericycle, Inc. (a)	152	8,114
STX Pan Ocean Co. Ltd.	804	1,998
Sulzer AG	10	1,313
Sumitomo Electric Industries Ltd.	287	3,693
Sumitomo Heavy Industries Ltd.	229	1,927
Tadano Ltd.	86	890
Taiheiyo Cement Corp.	360	821
Taisei Corp.	405	1,071
Taiyo Yuden Co. Ltd.	57	658
Techtronic Industries Co.	1,047	1,014
Teekay Corp.	115	5,249
Teledyne Technologies, Inc. (a)	200	11,746
Teleflex, Inc.	207	11,404
Tenaris SA	83	2,188
Terex Corp. (a)	226	15,748
Tetra Tech, Inc. (a)	516	10,903
Texas Industries, Inc.	173	13,392
Textron, Inc.	95	5,796

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Thales SA	22	1,443
THK Co. Ltd.	52	1,153
Thomas & Betts Corp. (a)	99	3,709
Tidewater, Inc.	67	4,370
Timken Co.	152	5,495
Titan Cement Co. SA	24	1,075
TNT NV	69	2,689
Tobu Railway Co. Ltd.	325	1,656
Toda Corp.	228	1,107
Toho Zinc Co. Ltd.	129	721
Tokyo Seimitsu Co. Ltd.	37	740
Tokyu Corp.	401	2,125
Toll Holdings Ltd.	229	1,713
Tomkins PLC	258	936
Toshiba Corp.	1,221	10,122
Toyo Seikan Kaisha Ltd.	73	1,432
Transfield Services Ltd.	128	1,546
Transpacific Industries Group Ltd.	109	892
Transport International Holding Ltd.	231	1,245
Travis Perkins PLC	32	617
Tredegar Corp.	242	3,954
Trimble Navigation Ltd. (a)	213	6,984
Trinity Industries, Inc.	135	4,104
Tsubakimoto Chain Co.	171	1,151
Tyco International Ltd.	160	7,486
Ulvac, Inc.	30	1,226
Union Pacific Corp.	87	12,632
United Group Ltd.	78	1,049
United Technologies Corp.	350	25,365
URS Corp. (a)	329	13,272
Ushio, Inc.	65	1,230
UTi Worldwide, Inc.	125	2,748
Vallourec SA	9	2,463
Varian, Inc. (a)	201	10,237
Venture Corp. Ltd.	124	1,015
Vishay Intertechnology, Inc. (a)	359	3,393
Wabtec Corp.	307	13,164
Wartsila Oyj	18	1,237
Waste Connections, Inc. (a)	444	14,239
Waste Management, Inc.	170	6,137
Waters Corp. (a)	217	13,335
Weir Group PLC	83	1,373
Werner Enterprises, Inc.	473	9,200
Wesfarmers Ltd.	262	9,245
Wienerberger AG	18	1,041
WorleyParsons Ltd.	74	2,707
Worthington Industries, Inc.	476	8,573
Yamatake Corp.	41	1,191
Yamato Holdings Co. Ltd.	169	2,465

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Yaskawa Electric Corp.	102	1,034
YIT OYJ	39	1,112
Yokogawa Electric Corp.	91	990
YRC Worldwide, Inc. (a)	398	6,466
Zardoya Otis SA	40	1,122
Zebra Technologies Corp. (a)	117	4,300
Zodiac SA	17	912
		2,375,697

Technology (4.56%)
ACI Worldwide, Inc. (a)	236	5,216
Actel Corp. (a)	202	3,329
Activision, Inc. (a)	597	16,149
Adobe Systems, Inc. (a)	323	12,045
Advanced Micro Devices, Inc. (a)	947	5,644
Advent Software, Inc. (a)	75	2,990
Affiliated Computer Services, Inc. (a)	209	11,071
Agilysys, Inc.	160	1,754
Altera Corp.	601	12,789
Amkor Technology, Inc. (a)	726	6,933
Analog Devices, Inc.	154	4,960
Ansys, Inc. (a)	462	18,586
Apple, Inc. (a)	505	87,845
Applied Materials, Inc.	838	15,637
ARM Holdings PLC	414	831
ASM Pacific Technology Ltd.	135	920
ASML Holding NV	72	2,061
ATMI, Inc. (a)	146	4,298
Atos Origin SA	21	1,293
Autodesk, Inc. (a)	475	18,050
Automatic Data Processing, Inc.	152	6,718
Autonomy Corp. PLC (a)	73	1,243
Avid Technology, Inc. (a)	282	5,885
Axcelis Technologies, Inc. (a)	822	4,439
BMC Software, Inc. (a)	345	11,992
Broadridge Financial Solutions, Inc.	176	3,277
Brocade Communications Systems, Inc. (a)	1,125	8,055
Brooks Automation, Inc. (a)	509	5,273
CA, Inc.	241	5,336
Cabot Microelectronics Corp. (a)	99	3,371
CACI International, Inc. (a)	189	9,473
Cadence Design Systems, Inc. (a)	274	3,050
Canon, Inc.	531	26,554
Cap Gemini SA	26	1,583
Cerner Corp. (a)	107	4,951
CGI Group, Inc. (a)	121	1,409
Ciber, Inc. (a)	478	2,992
Citrix Systems, Inc. (a)	400	13,100
Cognizant Technology Solutions (a)	591	19,060

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Computer Sciences Corp. (a)	464	20,226
Computershare Ltd.	189	1,596
Compuware Corp. (a)	658	4,961
Conexant Systems, Inc. (a)	4,069	2,014
Cree, Inc. (a)	227	5,902
CSG Systems International, Inc. (a)	260	3,146
CSK Holdings Corp.	39	827
Cypress Semiconductor Corp. (a)	157	4,415
Dassault Systemes SA	21	1,325
Dell, Inc. (a)	1,179	21,965
Diebold, Inc.	84	3,293
DSP Group, Inc. (a)	232	3,046
DST Systems, Inc. (a)	86	5,146
Dun & Bradstreet Corp.	100	8,430
Electronic Arts, Inc. (a)	195	10,037
Electronics for Imaging (a)	373	5,379
EMC Corp. (a)	1,271	19,573
Emulex Corp. (a)	285	3,731
Entegris, Inc. (a)	784	5,911
Factset Research Systems, Inc.	75	4,502
Fidelity National Information Services, Inc.	397	14,316
Fiserv, Inc. (a)	337	17,035
Formfactor, Inc. (a)	346	6,667
Fujitsu Ltd.	785	5,005
Global Payments, Inc.	134	5,931
Hewlett-Packard Co.	1,504	69,710
Hutchinson Technology, Inc. (a)	157	2,220
IBM Corp.	498	60,109
Ikon Office Solutions, Inc.	869	9,516
Imation Corp.	303	7,084
Indra Sistemas SA	47	1,287
Infineon Technologies AG (a)	132	1,229
Informatica Corp. (a)	551	8,794
Intel Corp.	3,177	70,720
International Rectifier Corp. (a)	121	2,754
Intersil Corp.	392	10,474
Intuit, Inc. (a)	630	16,991
Itochu Techno-Solutions Corp.	34	1,072
Jack Henry & Associates, Inc.	712	18,711
Kla-Tencor Corp.	215	9,391
Konami Corp.	55	1,968
Kulicke & Soffa Industries, Inc. (a)	331	2,181
Lam Research Corp. (a)	229	9,352
Lattice Semiconductor Corp. (a)	866	2,936
Lenovo Group Ltd.	1,859	1,422
Lexmark International, Inc. (a)	120	3,767
Linear Technology Corp.	376	13,145
LogicaCMG PLC	395	901
Logitech International SA (a)	46	1,407

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Marvell Technology Group Ltd. (a)	196	2,538
Mastercard, Inc.	90	25,034
Maxim Integrated Products, Inc.	137	2,881
MEMC Electronic Materials, Inc. (a)	115	7,242
Metavante Technologies, Inc. (a)	280	6,600
Micrel, Inc.	462	4,537
Micron Technology, Inc. (a)	744	5,744
Micros Systems, Inc. (a)	428	15,258
Microsemi Corp. (a)	468	11,466
Microsoft Corp.	4,732	134,957
Misys PLC	255	795
National Semiconductor Corp.	279	5,689
Navteq Corp. (a)	201	14,916
NCR Corp. (a)	300	7,389
Neopost SA	9	942
NetApp, Inc. (a)	413	9,995
Nomura Research Institute Ltd.	61	1,346
Novell, Inc. (a)	713	4,478
Novellus Systems, Inc. (a)	258	5,640
Nuance Communications, Inc. (a)	171	3,468
Nvidia Corp. (a)	278	5,713
Obic Co. Ltd.	6	1,106
ON Semiconductor Corp. (a)	500	3,735
Oracle Corp. (a)	2,228	46,454
Oracle Corp. Japan	28	1,268
Otsuka Corp.	13	996
Palm, Inc. (a)	641	3,692
Parametric Technology Corp. (a)	996	17,360
Paychex, Inc.	144	5,237
Perot Systems Corp. (a)	792	12,387
Photronics, Inc. (a)	316	3,350
Pitney Bowes, Inc.	311	11,230
PMC - Sierra, Inc. (a)	1,465	11,383
QLogic Corp. (a)	402	6,416
Quantum Corp. (a)	1,401	2,452
Quest Software, Inc. (a)	227	3,024
Rambus, Inc. (a)	187	4,294
Red Hat, Inc. (a)	327	6,726
Research In Motion Ltd. (a)	84	10,225
RiCoh Co. Ltd.	279	4,811
Rohm Co. Ltd.	41	2,859
Sage Group PLC	265	1,042
Salesforce.com, Inc. (a)	210	14,013
SanDisk Corp. (a)	99	2,682
SAP AG	158	8,080
SEI Investments Co.	242	5,631
Seiko Epson Corp.	61	1,648
Semiconductor Manufacturing, Inc. (a)	9,582	725
Semtech Corp. (a)	426	6,918

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Shinko Electric Industries Co.	51	703
Silicon Laboratories, Inc. (a)	357	12,056
Silicon Storage Technology, Inc. (a)	794	2,438
Skyworks Solutions, Inc. (a)	1,096	9,524
Square Enix Co. Ltd.	43	1,402
SRA International, Inc. (a)	275	7,224
STMicroelectronics NV	117	1,374
Sun Microsystems, Inc. (a)	294	4,604
Sybase, Inc. (a)	370	10,885
Synopsys, Inc. (a)	188	4,345
Take-Two Interactive Software, Inc. (a)	386	10,129
TDK Corp.	50	3,424
Teradata Corp. (a)	323	6,877
Teradyne, Inc. (a)	483	6,419
Tessera Technologies, Inc. (a)	310	6,274
Texas Instruments, Inc.	831	24,232
THQ, Inc. (a)	213	4,533
Tokyo Electron Ltd.	63	4,090
TomTom NV (a)	19	665
Total System Services, Inc.	251	5,974
Trident Microsystems, Inc. (a)	234	1,016
TriQuint Semiconductor, Inc. (a)	1,142	7,526
Unisys Corp. (a)	1,759	7,317
Varian Semiconductor Equipment Associates, Inc. (a)	487	17,838
VeriFone Holdings, Inc. (a)	104	1,164
Western Digital Corp. (a)	594	17,220
Wincor Nixdorf AG	14	1,076
Wind River Systems, Inc. (a)	510	4,202
Xerox Corp.	597	8,340
Xilinx, Inc.	785	19,442
Zoran Corp. (a)	211	2,777
		1,573,144

Utilities (2.66%)
A2A SpA	372	1,374
AGL Energy Ltd.	167	1,970
AGL Resources, Inc.	596	20,264
Algonquin Power Income Fund	51	389
Allegheny Energy, Inc.	341	18,346
Allete, Inc.	191	7,978
Alliant Energy Corp.	109	4,106
Ameren Corp.	519	23,542
American Electric Power Co., Inc.	128	5,713
Aqua America, Inc.	400	7,372
Aquila, Inc. (a)	2,646	9,526
Atmos Energy Corp.	760	21,037
Avista Corp.	476	9,772
Babcock & Brown Infrastructure Group	915	993

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Black Hills Corp.	279	10,884
British Energy Group PLC	181	2,735
Canadian Utilities Ltd.	28	1,233
Centerpoint Energy, Inc.	789	12,009
Centrica PLC	649	3,793
China Resources Power Holdings Ltd.	481	1,218
Chubu Electric Power Co., Inc.	280	6,557
Chugoku Electric Power Co., Inc.	111	2,439
Cleco Corp.	522	12,533
CLP Holdings Ltd.	618	4,901
CMS Energy Corp.	623	9,083
Consolidated Edison, Inc.	91	3,786
Contact Energy Ltd.	175	1,327
Dominion Resources, Inc.	202	8,765
DPL, Inc.	271	7,542
DTE Energy Co.	457	18,422
Duke Energy Corp.	409	7,489
Dynegy, Inc. (a)	1,216	10,482
E.ON AG	122	24,962
Edison International	96	5,008
El Paso Electric Co.	410	9,254
Electric Power Development Co.	63	2,363
Electricite de France	41	4,303
Enagas SA	52	1,584
Endesa SA	83	4,108
Enel SpA	742	8,101
Energen Corp.	64	4,367
Energias de Portugal SA	401	2,543
Energy East Corp.	431	9,827
Entergy Corp.	58	6,662
Exelon Corp.	224	19,148
FirstEnergy Corp.	98	7,413
Fortis, Inc.	51	1,408
Fortum Oyj	78	3,322
FPL Group, Inc.	121	8,021
Gas Natural SDG SA	21	1,230
Gaz de France SA	34	2,248
Great Plains Energy, Inc.	182	4,666
Hawaiian Electric Industries, Inc.	712	17,508
Hokkaido Electric Power Co., Inc.	76	1,590
Hokuriku Electric Power Co.	78	1,883
Hong Kong & China Gas Co.	1,377	4,029
HongKong Electric Holdings Ltd.	496	3,112
IdaCorp., Inc.	399	12,944
Integrys Energy Group, Inc.	211	10,105
International Power PLC	265	2,314
ITC Holdings Corp.	142	7,921
Kansai Electric Power Co., Inc.	322	7,664
Kyushu Electric Power Co., Inc.	171	3,881

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
MDU Resources Group, Inc.	468	13,511
National Grid PLC	477	6,642
Nicor, Inc.	94	3,301
NiSource, Inc.	754	13,497
Northeast Utilities	424	11,160
Northwest Natural Gas Co.	233	10,455
NorthWestern Corp.	244	6,056
NRG Energy, Inc. (a)	486	21,360
NSTAR	275	8,858
OGE Energy Corp.	255	8,336
Osaka Gas Co. Ltd.	804	2,861
Pennon Group PLC	99	1,250
Pepco Holdings, Inc.	527	13,128
PG&E Corp.	97	3,880
Piedmont Natural Gas Co.	618	16,247
Pinnacle West Capital Corp.	273	9,266
PNM Resources, Inc.	475	6,883
Portland General Electric Co.	257	6,168
PPL Corp.	125	6,003
Progress Energy, Inc.	72	3,023
Public Power Corp. SA	41	1,734
Public Service Enterprise Group, Inc.	114	5,006
Puget Energy, Inc.	268	7,292
Red Electrica de Espana SA	27	1,759
Reliant Energy, Inc. (a)	943	24,273
RWE AG	82	9,497
SCANA Corp.	294	11,592
Scottish & Southern Energy PLC	154	4,261
Sempra Energy	65	3,684
Severn Trent PLC	48	1,394
Shikoku Electric Power Co., Inc.	91	2,586
Sierra Pacific Resources	616	8,396
Snam Rete Gas SpA	224	1,425
Southern Co.	246	9,159
Southwest Gas Corp.	374	10,795
Suez SA	205	14,567
TECO Energy, Inc.	572	9,158
Terna Rete Elettrica Nazionale SpA	363	1,610
The AES Corp. (a)	440	7,638
Toho Gas Co. Ltd.	269	1,306
Tohoku Electric Power Co., Inc.	191	4,335
Tokyo Electric Power Co., Inc.	513	13,049
Tokyo Gas Co. Ltd.	907	3,472
TransAlta Corp.	44	1,484
UGI Corp.	802	20,850
Union Fenosa SA	23	1,547
Unisource Energy Corp.	224	6,998
United Utilities PLC	156	2,225
Vectren Corp.	651	18,410

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Veolia Environnement SA	69	5,016
Verbund AG	25	1,942
Westar Energy, Inc.	736	17,067
WGL Holdings, Inc.	429	14,071
Wisconsin Energy Corp.	321	15,234
Xcel Energy, Inc.	1,159	24,107
		919,893

Total Common Stocks (Cost $ 18,438,704)		17,912,550

Corporate Bonds (8.68%)
Basic Materials (0.24%)
Weyerhaeuser Co., 6.95%, 8/01/17	USD	82,000	83,921

Communications (0.24%)
Sprint Capital Corp., 8.38%, 3/15/12	USD	86,000	81,915

Consumer Goods (1.63%)
Anheuser-Busch Companies, Inc., 5.05%, 10/15/16	USD	82,000	80,835
Coca-Cola Enterprises, 8.50%, 2/01/22	USD	82,000	100,901
Conagra Foods, Inc., 6.75%, 9/15/11	USD	82,000	87,032
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	55,000	56,089
KOHLS Corp., 6.00%, 1/15/33	USD	78,000	64,246
Macys Retail Hldgs, Inc., 5.75%, 7/15/14	USD	82,000	74,275
Procter & Gamble Co., 4.95%, 8/15/14	USD	53,000	55,224
Target Corp., 5.88%, 3/01/12	USD	44,000	45,925
			564,527

Energy (0.25%)
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	USD	82,000	87,779

Financial (3.91%)
Allstate Corp., 7.20%, 12/01/09	USD	44,000	46,026
American General Finance, 5.38%, 10/01/12	USD	151,000	146,478
Berkley (WR) Corporation, 6.15%, 8/15/19	USD	55,000	53,075
Citigroup, Inc., 6.63%, 1/15/28	USD	33,000	32,490
Comerica Bank, 5.20%, 8/22/17	USD	160,000	143,268
Conocophillips Canada, 5.63%, 10/15/16	USD	156,000	162,535
John Hancock Glob Fdg II, 7.90%, 7/02/10 (b)	USD	83,000	90,869
JPMC Capital XVIII, 6.95%, 8/17/36	USD	115,000	109,786
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	USD	55,000	55,909
Merrill Lynch & Co., Inc., 6.05%, 5/16/16	USD	45,000	43,178
Morgan Stanley, 6.75%, 4/15/11	USD	109,000	113,163
Prudential Financial, Inc., 5.10%, 9/20/14	USD	165,000	162,748
U.S. Bank NA, 6.38%, 8/01/11	USD	55,000	58,418
Wachovia Bank NA, 7.80%, 8/18/10	USD	87,000	92,176
Wells Fargo & Co., 4.63%, 8/09/10	USD	37,000	37,574
			1,347,693

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Healthcare (0.44%)
Abbott Laboratories, 5.60%, 11/30/17	USD	95,000	98,194
Wyeth, 5.50%, 2/01/14	USD	54,000	55,454
			153,648

Industrial (0.95%)
Boeing Co., 6.13%, 2/15/33	USD	43,000	44,995
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	82,000	86,343
Norfolk Southern Corp., 6.20%, 4/15/09	USD	192,000	196,077
			327,415

Utilities (1.02%)
Duke Energy Carolinas LLC, 6.25%, 1/15/12	USD	44,000	46,453
Exelon Corporation, 4.90%, 6/15/15	USD	82,000	76,786
Florida Power & Light Co., 5.95%, 10/01/33	USD	150,000	152,141
Southern Power Co., 4.88%, 7/15/15	USD	82,000	78,461
			353,841

Total Corporate Bonds (Cost $ 3,056,822)			3,000,739

U.S. Government Agency Pass-Through Securities (9.00%)
Fannie Mae (6.17%)
6.00%, 6/01/17, Pool #555004	USD	4,312	4,459
5.50%, 8/01/17, Pool #826283	USD	37,419	38,337
6.00%, 1/01/18, Pool #677483	USD	55,973	57,687
5.00%, 5/01/18, Pool #703444	USD	49,575	49,878
4.50%, 1/01/19, Pool #735057	USD	67,903	67,555
5.00%, 1/01/19, Pool #255077	USD	220,666	222,981
5.00%, 12/01/19, Pool #745369	USD	42,023	42,464
5.50%, 3/01/20, Pool #735405	USD	51,925	52,923
5.00%, 6/01/20, Pool #839333	USD	80,031	80,520
4.50%, 9/01/20, Pool #839289	USD	70,019	69,375
5.50%, 12/01/20, Pool #850811	USD	207,696	211,691
5.00%, 12/01/26, Pool #256570	USD	78,779	78,317
6.00%, 10/01/32, Pool #667994	USD	161,021	165,607
5.50%, 6/01/33, Pool #702459	USD	142,026	142,939
5.50%, 9/01/33, Pool #254869	USD	117,750	118,802
6.00%, 9/01/33, Pool #736937	USD	64,544	66,040
5.50%, 4/01/34, Pool #725424	USD	95,252	95,865
7.00%, 4/01/34, Pool #780703	USD	87,933	93,036
5.00%, 5/01/34, Pool #768230	USD	109,196	107,358
6.00%, 8/01/34, Pool #725690	USD	56,828	58,145
6.50%, 9/01/34, Pool #783390	USD	72,316	74,895
6.00%, 4/01/35, Pool #735503	USD	60,576	62,226
4.34%, 10/01/35, Pool #836206	USD	124,003	124,652
6.50%, 4/01/36, Pool #851187	USD	44,447	46,032
			2,131,784

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Freddie Mac (2.39%)
4.00%, 6/01/18, Pool #E01401	USD	113,192	109,749
5.00%, 8/01/33, Pool #A12886	USD	138,026	136,110
5.50%, 8/01/33, Pool #A11851	USD	144,054	145,476
6.50%, 12/01/33, Pool #A16523	USD	29,501	30,714
6.00%, 7/01/34, Pool #A24370	USD	119,384	122,540
5.50%, 10/01/34, Pool #A27526	USD	133,085	134,610
5.50%, 11/01/35, Pool #A47728	USD	144,624	145,803
			825,002

GNMA (0.44%)
5.50%, 4/15/33, Pool #603566	USD	53,907	54,775
5.50%, 4/15/34, Pool #626116	USD	37,727	38,319
6.00%, 9/20/34, Pool #2 3611	USD	58,991	60,708
			153,802

Total U.S. Government Agency Pass-Through Securities (Cost $ 3,039,196)			3,110,588

U.S. Government Agency Securities (3.66%)
Fannie Mae (1.00%)
4.50%, 10/15/08	USD	170,000	171,649
6.63%, 9/15/09	USD	165,000	173,281
			344,930

Federal Home Loan Bank (0.50%)
4.63%, 11/21/08	USD	170,000	171,917

Freddie Mac (2.16%)
4.75%, 1/18/11	USD	120,000	125,224
4.75%, 1/19/16	USD	480,000	499,475
6.25%, 7/15/32	USD	105,000	124,455
			749,154

Total U.S. Government Agency Securities (Cost $ 1,219,089)			1,266,001

U.S. Treasury Obligations (4.95%)
U.S. Treasury Bond (1.28%)
5.25%, 11/15/28	USD	404,000	443,074

U.S. Treasury Note (3.67%)
4.00%, 6/15/09	USD	164,000	167,690

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
4.00%, 4/15/10	USD	271,000	280,167
5.00%, 2/15/11	USD	232,000	248,349
4.88%, 2/15/12	USD	206,000	221,836
4.25%, 8/15/15	USD	331,000	348,559
			1,266,601

Total U.S. Treasury Obligations (Cost $ 1,631,608)			1,709,675

Foreign Government Agency Securities (10.53%)
BELGIUM (0.49%)
Belgium Kingdom, 5.50%, 9/28/17	EUR	99,000	167,928

FRANCE (1.17%)
France O.A.T (French Government Bond), 3.75%, 4/25/17	EUR	268,000	403,053

GERMANY (1.47%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	325,000	508,995

ITALY (1.34%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/01/17	EUR	281,000	464,900

JAPAN (4.26%)
Japan Government Bond, 1.50%, 6/20/12	JPY	150,500,000	1,471,464

NETHERLANDS (0.49%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	110,000	169,368

SPAIN (0.54%)
Bonos Y Oblig Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	110,000	186,618

UNITED KINGDOM (0.77%)
United Kingdom Treasury Bond, 4.00%, 9/07/16	GBP	141,000	269,308

Total Foreign Government Agency Securities (Cost $ 3,187,355)			3,641,634

Preferred Stocks (0.04%)
Communications (0.00%)
ProSiebenSat.1 Media AG		34	533

Consumer, Cyclical (0.02%)
Bayerische Motoren Werke AG - PFD		24	1,048
Porsche Automobil Holding SE		20	3,709
Volkswagen - PFD		19	3,143
			7,900

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Consumer, Non-cyclical (0.01%)
Henkel KGaA - PFD	32	1,366
Ito En Ltd. - PFD	12	132
		1,498

Financial (0.00%)
Unipol Gruppo Finanziario SpA - PFD	389	1,140

Healthcare (0.01%)
Fresenius SE - PFD	16	1,331
Utilities (0.00%)
RWE AG - PFD	13	1,218

Total Preferred Stocks (Cost $ 13,989)		13,620

Rights and Options (0.05%)
Consumer, Non-cyclical (0.02%)
Reckitt Benckiser Group PLC	107	6,249

Energy (0.00%)
Westernzagros Resources Ltd.	36	88

Financial (0.00%)
Aegon NV	257	-
Banca Monte dei Paschi di Siena EU	221	155
China Overseas Land & Investments Ltd.	111	60
Henderson Group PLC	311	757
UBS AG	337	569
		1,541

Utilities (0.03%)
Iberdrola SA	676	9,935

Total Rights and Options (Cost $ 16,811)		17,813

Money Market (4.27%)
American Beacon Money Market Fund	798,931	798,931
Dreyfus Cash Management	264,488	264,488
Dreyfus Cash Management Plus	414,536	414,536
Total Money Market (Cost $ 1,477,955)		1,477,955

Investment Companies (6.25%)
BLDRS Emerging Markets 50 ADR	8,256	447,637

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2020 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
iShares MSCI Emerging Markets	8,896	1,304,687
Vanguard Emerging Markets ETF	4,010	409,581
Total Investment Companies (Cost $ 1,911,543)		2,161,905

Total Investments
(Cost $ 33,993,072) (b) – 99.24%		34,312,480

Other assets in excess of liabilities – 0.76%		260,225

NET ASSETS – 100.00%		34,572,705

(a)	Non-income producing security.
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Common Stocks (67.87%)
Basic Materials (3.98%)
AbitibiBowater, Inc.	216	2,132
Acerinox SA	42	1,141
Agnico-Eagle Mines Ltd.	26	1,633
Agrium, Inc.	26	2,044
Air Products & Chemicals, Inc.	64	6,300
Air Water, Inc.	91	918
Airgas, Inc.	146	7,027
AK Steel Holding Corp.	243	15,256
Akzo Nobel NV	42	3,575
Albemarle Corp.	136	5,088
Alcoa, Inc.	283	9,843
Allegheny Technologies, Inc.	169	11,632
Alumina Ltd.	396	2,141
Anglo American PLC	560	36,391
Antofagasta PLC	74	1,181
ArcelorMittal	119	10,555
Arkema, Inc.	17	986
Asahi Kasei Corp.	465	2,634
Ashland, Inc.	111	5,885
Barrick Gold Corp.	134	5,151
BASF SE	77	10,986
Bayer AG	118	10,074
BHP Billiton Ltd.	1,116	44,507
BHP Billiton PLC	367	13,132
BlueScope Steel Ltd.	247	2,575
Brookfield Infrastructure Partners LP	3	60
Cabot Corp.	115	3,353
Cameco Corp.	51	1,773
Carpenter Technology Corp.	286	14,666
Celanese Corp.	343	15,349
CF Industries Holdings, Inc.	70	9,359
Chemtura Corp.	462	3,197
Ciba Specialty Chemicals AG	18	601
Clariant AG	70	772
Cleveland-Cliffs, Inc.	86	13,794
Coeur d'Alene Mines Corp. (a)	2,330	7,153
Cytec Industries, Inc.	215	12,687
Daicel Chemical Industries Ltd.	163	962
Daido Steel Co. Ltd.	150	832
Dainippon Ink and Chemicals, Inc.	278	890
Denki Kagaku Kogyo K K	218	807
Domtar Corp. (a)	1,181	7,051
Dow Chemical Co.	317	12,728
Dowa Holdings Co. Ltd.	101	679
Eastman Chemical Co.	166	12,201
Ecolab, Inc.	310	14,248
EI Du Pont de Nemours & Co.	301	14,722
Ferro Corp.	240	4,219
First Quantum Minerals Ltd.	12	1,054
FMC Corp.	152	9,543
FNX Mining Co., Inc. (a)	36	828
Fortescue Metals Group Ltd. (a)	390	2,727
Givaudan SA	1	1,015
Gold Corp., Inc.	109	3,876
HB Fuller Co.	478	11,032
Hercules, Inc.	791	14,871

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hitachi Chemical Co. Ltd.	51	1,003
Hitachi Metals Ltd.	90	1,349
Hokuetsu Paper Mills Ltd.	208	918
HudBay Minerals, Inc. (a)	45	849
Huntsman Corp.	178	4,003
Iamgold Corp.	132	796
Iluka Resources Ltd.	214	793
Inmet Mining Corp.	13	1,067
International Flavors & Fragra, Inc.	165	7,526
International Paper Co.	140	3,664
Ivanhoe Mines Ltd. (a)	76	727
JFE Holdings, Inc.	203	11,128
Johnson Matthey PLC	34	1,352
JSR Corp.	71	1,601
K+S AG	7	2,919
Kagara Ltd.	196	884
Kaneka Corp.	133	912
Kansai Paint Co. Ltd.	126	864
Kazakhmys PLC	42	1,321
Kingboard Chemical Holdings Ltd.	196	929
Kinross Gold Corp.	91	1,720
Kobe Steel Ltd.	1,033	3,090
Koninklijke DSM NV	31	1,677
Lanxess AG	20	781
Lee & Man Paper Manufacturing Ltd.	253	471
Lihir Gold Ltd. (a)	607	1,684
Linde AG	19	2,793
Lonmin PLC	15	925
Lonza Group AG	11	1,503
Louisiana-Pacific Corp.	594	6,837
Lubrizol Corp.	140	8,165
Lundin Mining Corp. (a)	85	570
MeadWestvaco Corp.	442	11,625
Minara Resources Ltd.	201	1,102
Minerals Technologies, Inc.	78	5,284
Mitsubishi Chemical Holdings Co.	457	3,032
Mitsubishi Gas Chemical Co., Inc.	154	1,056
Mitsubishi Materials Corp.	416	1,972
Mitsui Chemicals, Inc.	261	1,591
Mitsui Mining & Smelting Co. Ltd	225	762
Monsanto Co.	282	32,154
Mosaic Co. (a)	65	7,963
Neenah Paper, Inc.	62	1,425
Newcrest Mining Ltd.	110	2,999
Newmont Mining Corp.	182	8,046
Nine Dragons Paper Holdings Ltd.	387	417
Nippon Kayaku Co. Ltd.	125	869
Nippon Light Metal Co. Ltd.	420	638
Nippon Paint Co. Ltd.	216	804
Nippon Shokubai Co. Ltd.	123	893
Nippon Steel Corp.	2,211	12,417
Nippon Yakin Kogyo Co. Ltd.	92	733
Nissan Chemical Industries Ltd.	87	1,148
Nisshin Steel Co. Ltd.	282	1,044
Nitto Denko Corp.	55	2,280
Norske Skogindustrier ASA	77	344
Nova Chemicals Corp.	29	731
Nucor Corp.	115	8,683
Nufarm Ltd.	97	1,629
OJI Paper Co. Ltd.	336	1,512
Olin Corp.	511	10,307
OM Group, Inc. (a)	129	7,064
OneSteel Ltd.	382	2,310
Orica Ltd.	104	2,855
Osaka Titanium Technologies Co.	13	888

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Outokumpu OYJ	35	1,676
Oxiana Ltd.	513	1,588
Pacific Metals Co. Ltd.	62	606
Paladin Energy Ltd. (a)	177	710
PaperlinX Ltd.	403	962
Plum Creek Timber Co., Inc.	409	16,704
Potash Corporation of Saskatchewan, Inc.	45	8,219
PPG Industries, Inc.	48	2,946
Praxair, Inc.	168	15,340
Rautaruukki OYJ	16	764
Rayonier, Inc.	152	6,389
Reliance Steel & Aluminum Co.	71	4,315
Rengo Co. Ltd.	197	1,055
Rio Tinto Ltd.	108	13,866
Rio Tinto PLC	157	18,448
Rohm & Haas Co.	351	18,761
RPM International, Inc.	835	18,621
RTI International Metals, Inc. (a)	93	3,831
Salzgitter AG	6	1,238
Schulman A, Inc.	142	3,010
Sensient Technologies Corp.	361	10,747
SGL Carbon AG (a)	21	1,434
Shin-Etsu Chemical Co. Ltd.	135	8,335
Showa Denko KK	392	1,384
Sigma-Aldrich Corp.	218	12,430
Smurfit-Stone Container Corp. (a)	503	2,731
Solvac SA	6	1,031
Solvay SA	9	1,327
Southern Copper Corp.	21	2,410
Ssab Svenskt Stal AB	30	1,002
Steel Dynamics, Inc.	95	3,311
Stillwater Mining Co. (a)	272	3,857
Stora Enso Oyj	89	1,107
Sumitomo Bakelite Co. Ltd.	152	846
Sumitomo Chemical Co. Ltd.	550	3,570
Sumitomo Forestry Co. Ltd.	118	836
Sumitomo Metal Industries Ltd.	1,463	6,148
Sumitomo Metal Mining Co. Ltd.	192	3,492
Syngenta AG	15	4,481
Taiyo Nippon Sanso Corp.	128	1,041
Teck Cominco Ltd.	71	3,089
Temple-Inland, Inc.	155	1,809
ThyssenKrupp AG	60	3,777
Titanium Metals Corp.	135	2,057
Tokai Carbon Co. Ltd.	99	1,033
Tokuyama Corp.	86	777
Tokyo Steel Manufacturing Co.	66	952
Tosoh Corp.	199	766
Ube Industries Ltd./Japan	361	1,264
Umicore Group	25	1,340
United States Steel Corp.	263	40,489
UPM-Kymmene Oyj	82	1,591
Uranium One, Inc. (a)	94	434
USEC, Inc. (a)	545	2,529
Valspar Corp.	642	14,111
Vedanta Resources PLC	30	1,339
Voestalpine AG	17	1,308
Vulcan Materials Co.	155	10,666
Wacker Chemie AG	4	984
Wausau Paper Corp.	287	2,221
Weyerhaeuser Co.	71	4,534
WR Grace & Co. (a)	248	6,287
Xstrata PLC	97	7,609
Yamana Gold, Inc.	99	1,269
Yamato Kogyo Co. Ltd.	23	1,087

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Yara International ASA	40	2,931
Zeon Corp.	103	520
Zep, Inc.	90	1,334
Zinifex Ltd.	163	1,553
		951,463

Communications (6.07%)
3Com Corp. (a)	696	1,663
Adaptec, Inc. (a)	594	1,657
ADC Telecommunications, Inc. (a)	192	2,692
AH Belo Corp.	138	1,346
Akamai Technologies, Inc. (a)	270	9,658
Alcatel-Lucent	358	2,421
Amazon.Com, Inc. (a)	160	12,581
American Tower Corp. (a)	180	7,816
Anixter International, Inc. (a)	131	7,463
APN News & Media Ltd.	222	869
Ariba, Inc. (a)	436	5,175
Arris Group, Inc. (a)	624	5,054
AT&T, Inc.	2,195	84,968
Atheros Communications, Inc. (a)	238	6,336
Avocent Corp. (a)	394	7,687
BCE, Inc.	126	4,604
Belgacom SA	27	1,251
Belo Corp.	691	6,979
Black Box Corp.	101	3,003
British Sky Broadcasting Group PLC	169	1,831
BT Group PLC	1,339	5,929
Cable & Wireless PLC	382	1,133
Cablevision Systems Corp. (a)	439	10,097
CBS Corp.	145	3,345
CenturyTel, Inc.	210	6,815
Charter Communications, Inc. (a)	1,537	1,645
Check Point Software Technologies Ltd. (a)	458	10,818
China Mobile Ltd.	1,386	23,850
China Netcom Group Corp.	649	1,957
China Unicom Ltd.	1,985	4,300
Ciena Corp. (a)	452	15,282
Cincinnati Bell, Inc. (a)	1,410	6,542
Cisco Systems, Inc. (a)	3,099	79,458
Citizens Communications Co.	671	7,193
Clear Channel Communications, Inc.	146	4,402
CNET Networks, Inc. (a)	849	6,580
Comcast Corp. - A Shares	1,023	21,023
Comcast Corp. - SPL	460	9,310
CommScope, Inc. (a)	326	15,501
Consolidated Media Holdings Ltd.	145	495
Corning, Inc.	837	22,356
Crown Castle International Corp. (a)	488	18,959
CTC Media, Inc. (a)	36	931
Daily Mail & General Trust PLC	75	622
Dentsu, Inc.	2	4,597
Deutsche Telekom AG	465	8,381
Digital River, Inc. (a)	166	5,453
DIRECTV Group, Inc. (a)	373	9,191
Discovery Holding Co. (a)	765	17,717
DISH Network Corp. (a)	361	10,772
Earthlink, Inc. (a)	687	6,272
eBay, Inc. (a)	628	19,650
EchoStar Corp. (a)	153	4,760
Elisa OYJ	38	858
Embarq Corp.	368	15,298
Entercom Communications Corp.	150	1,590
Equinix, Inc. (a)	133	12,026
Ericsson	2,297	5,863

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Expedia, Inc. (a)	540	13,640
Extreme Networks (a)	702	2,127
F5 Networks, Inc. (a)	328	7,423
Fairfax Media Ltd.	453	1,496
Fairpoint Communications, Inc.	17	157
Foundry Networks, Inc. (a)	212	2,699
Foxconn International Holdings Ltd. (a)	621	964
France Telecom SA	273	8,596
Gannett Co., Inc.	431	12,335
Gemstar-TV Guide International, Inc. (a)	1,053	4,244
Gestevision Telecinco SA	40	843
GN Store Nord AS	91	499
Google, Inc. (a)	123	70,638
Hakuhodo DY Holdings, Inc.	17	1,025
Harmonic, Inc. (a)	684	5,657
Harris Corp.	238	12,859
Harte-Hanks, Inc.	298	4,071
Hellenic Telecommunications Organisation SA	47	1,404
HLTH Corp. (a)	447	4,971
Hutchison Telecommunications, Inc. (a)	873	1,228
IAC/InterActiveCorp. (a)	355	7,388
Idearc, Inc.	1,187	3,917
IDT Corp.	311	1,191
Informa PLC	101	694
Infospace, Inc. (a)	136	1,640
Inmarsat PLC	131	1,204
InterDigital, Inc. (a)	259	5,250
Interpublic Group of Cos, Inc. (a)	956	8,652
Interwoven, Inc. (a)	224	2,522
ITV PLC	525	689
j2 Global Communications, Inc. (a)	199	4,259
JDS Uniphase Corp. (a)	350	5,009
John Wiley & Sons, Inc.	249	11,466
Juniper Networks, Inc. (a)	228	6,297
Jupiter Telecommunications Co.	1	865
KDDI Corp.	1	6,405
Lagardere SCA	19	1,371
Lamar Advertising Co. (a)	120	4,745
Leap Wireless International, Inc. (a)	82	4,385
Lee Enterprises, Inc.	225	1,739
Liberty Global, Inc. - A Shares (a)	206	7,290
Liberty Global, Inc. - C Shares (a)	148	4,914
Liberty Media Corp. - Capital (a)	56	861
Liberty Media Corp. - Interactive (a)	267	4,040
Liberty Media Corp. (Entertainment) (a)	224	5,813
Manitoba Telecom Services, Inc.	25	990
Matsui Securities Co. Ltd.	130	913
McAfee, Inc. (a)	231	7,681
McClatchy Co.	324	3,402
The McGraw-Hill Cos, Inc.	146	5,985
Media General, Inc.	122	1,791
Mediaset SpA	111	1,017
Meredith Corp.	159	5,153
MetroPCS Communications, Inc. (a)	192	3,771
Mobistar SA	14	1,254
Modern Times Group AB	18	1,323
Motorola, Inc.	253	2,520
NetFlix, Inc. (a)	227	7,259
NeuStar, Inc. (a)	129	3,549
The New York Times Co.	284	5,538
News Corp. - A Shares	964	17,256
News Corp. - B Shares	190	3,515
NII Holdings, Inc. (a)	303	13,859
Nippon Telegraph & Telephone Corp.	2	8,617
Nokia OYJ	608	18,727

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
NTT Data Corp.	1	4,106
NTT DoCoMo, Inc.	6	8,828
NutriSystem, Inc.	131	2,630
Oki Electric Industry Co. Ltd.	565	1,228
PagesJaunes Groupe	54	1,084
PCCW Ltd.	1,760	1,136
Pearson PLC	125	1,633
Plantronics, Inc.	388	9,665
Polycom, Inc. (a)	145	3,248
Portugal Telecom SGPS SA	144	1,715
Priceline.com, Inc. (a)	83	10,594
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	20	268
Publicis Groupe SA	25	1,013
Qualcomm, Inc.	846	36,539
Qwest Communications International, Inc.	662	3,416
Radio One, Inc. (a)	414	414
Rakuten, Inc.	4	2,500
RCN Corp. (a)	153	1,753
RealNetworks, Inc. (a)	613	3,776
Reed Elsevier NV	83	1,578
Reed Elsevier PLC	170	2,156
RF Micro Devices, Inc. (a)	1,551	5,227
RH Donnelley Corp. (a)	581	2,783
Rogers Communications, Inc.	73	3,248
Royal KPN NV	281	5,172
S1 Corp. (a)	331	2,238
Sanoma-Wsoy Oyj	34	874
SAVVIS, Inc. (a)	114	1,670
SBA Communications Corp. (a)	511	16,526
SBI E*trade Securities Co. Ltd.	1	934
SBI Holdings, Inc./Japan	4	1,054
Scholastic Corp. (a)	84	2,365
Seat Pagine Gialle SpA	1,948	378
Seek Ltd.	151	712
SES - FDR	55	1,358
Seven Network Ltd.	113	988
Shaw Communications, Inc.	60	1,256
Sinclair Broadcast Group, Inc.	282	2,479
Singapore Press Holdings Ltd.	524	1,719
Singapore Telecommunications Ltd.	1,760	5,010
Societe Television Francaise 1	32	681
Softbank Corp. (a)	238	4,806
SonicWALL, Inc. (a)	368	2,830
Sonus Networks, Inc. (a)	1,012	4,058
Sprint Nextel Corp.	904	7,223
Swisscom AG	3	1,071
Sycamore Networks, Inc. (a)	1,093	3,519
Symantec Corp. (a)	394	6,785
Tandberg ASA	47	802
Tekelec (a)	383	5,638
Tele2 AB - B shares	62	1,383
Telecom Corp. of New Zealand Ltd.	598	1,766
Telecom Italia RNC	933	1,534
Telecom Italia SpA	1,700	3,590
Telefonica SA	669	19,404
Telekom Austria AG	52	1,287
Telenor ASA	120	2,429
Telephone & Data Systems - S, Inc.	81	2,936
Telephone & Data Systems, Inc.	81	3,102
Television Broadcasts Ltd.	159	911
TeliaSonera AB	286	2,556
Tellabs, Inc. (a)	790	4,076
Telstra Corp. Ltd.	1,242	5,343
Telus Corp.	27	1,242
Telus Corp. - Non Voting Shares	25	1,109

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Tencent Holdings Ltd.	245	1,625
Thomson Corp.	29	1,074
Thomson Reuters PLC	31	963
Tibco Software, Inc. (a)	1,546	11,858
Time Warner Telecom, Inc. (a)	229	4,488
Time Warner, Inc.	1,731	25,705
Trend Micro, Inc.	35	1,316
Trinity Mirror PLC	105	568
United Internet AG	61	1,308
United Online, Inc.	366	3,909
US Cellular Corp. (a)	27	1,489
Valueclick, Inc. (a)	402	8,020
VeriSign, Inc. (a)	314	11,320
Verizon Communications, Inc.	1,055	40,596
Viacom, Inc. (a)	251	9,648
Vignette Corp. (a)	165	1,906
Virgin Media, Inc.	449	5,792
Vivendi SA	179	7,289
Vodafone Group PLC	10,301	32,825
VTech Holdings Ltd.	121	664
The Walt Disney Co.	925	29,998
The Washington Post Co.	10	6,556
Websense, Inc. (a)	179	3,481
West Australian Newspapers Holdings Ltd.	89	807
Windstream Corp.	1,146	13,453
Wolters Kluwer NV	48	1,294
WPP Group PLC	190	2,336
XM Satellite Radio Holdings, Inc. (a)	513	5,720
Yahoo! Japan Corp.	5	2,213
Yahoo!, Inc. (a)	685	18,775
Yell Group PLC	121	399
Yellow Pages Income Fund	87	948
		1,453,322

Consumer, Cyclical (7.24%)
99 Cents Only Stores (a)	332	3,157
Abercrombie & Fitch Co.	138	10,255
Accor SA	32	2,664
Adidas AG	32	2,050
Advance Auto Parts, Inc.	174	6,034
Aeon Co. Ltd.	266	3,881
Aeropostale, Inc. (a)	312	9,918
Air France-KLM	30	936
Aisin Seiki Co. Ltd.	69	2,409
Alaska Air Group, Inc. (a)	328	7,045
Alimentation Couche Tard, Inc.	56	776
All Nippon Airways Co. Ltd.	289	1,134
American Axle & Manufacturing Holdings, Inc.	372	7,492
AMR Corp. (a)	459	4,025
Aoyama Trading Co. Ltd.	38	861
Arcandor AG (a)	35	659
Aristocrat Leisure Ltd.	160	1,134
ArvinMeritor, Inc.	402	6,006
Asics Corp.	80	807
AutoNation, Inc. (a)	172	2,754
Autozone, Inc. (a)	71	8,573
Bally Technologies, Inc. (a)	209	7,041
Barratt Developments PLC	57	313
Bayerische Motoren Werke AG	50	2,747
Beazer Homes USA, Inc.	159	1,760
Bed Bath & Beyond, Inc. (a)	491	15,958
Bellway PLC	43	601
Berkeley Group Holdings PLC	33	617
Best Buy Co., Inc.	169	7,270
Big Lots, Inc. (a)	385	10,407

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Billabong International Ltd.	78	883
BJ's Wholesale Club, Inc. (a)	125	4,765
Blockbuster, Inc. (a)	617	1,802
Bob Evans Farms, Inc.	208	5,839
Borders Group, Inc.	340	2,142
BorgWarner, Inc.	184	9,044
Bosch Corp.	208	1,194
Boyd Gaming Corp.	91	1,706
Bridgestone Corp.	237	4,328
Brightpoint, Inc. (a)	309	2,830
Brinker International, Inc.	214	4,856
British Airways PLC (a)	135	608
Brown Shoe Co., Inc.	233	3,886
Brunswick Corp.	545	9,091
Burberry Group PLC	84	808
Callaway Golf Co.	389	5,345
Canadian Tire Corp. Ltd.	14	901
Canon Marketing Japan, Inc.	60	1,166
Carmax, Inc. (a)	361	7,491
Carnival Corp.	107	4,298
Carnival PLC	27	1,065
Carphone Warehouse Group PLC	150	810
Casey's General Stores, Inc.	302	6,683
Cathay Pacific Airways Ltd.	415	866
The Cato Corp.	216	3,497
Centex Corp.	229	4,768
Champion Enterprises, Inc. (a)	287	2,962
Charming Shoppes, Inc. (a)	690	3,560
The Cheesecake Factory (a)	270	6,110
Chico's FAS, Inc. (a)	1,043	7,374
China Travel International Investment Ltd.	1,629	727
Chipotle Mexican Grill, Inc. (a)	30	2,944
Choice Hotels International, Inc.	63	2,173
Christopher & Banks Corp.	223	2,643
Cintas Corp.	244	7,225
Circuit City Stores, Inc.	1,327	6,290
Citizen Holdings Co. Ltd.	126	1,076
Coach, Inc. (a)	164	5,833
Compagnie Financiere Richemont SA	81	4,937
Compass Group PLC	309	2,095
Continental AG	23	2,724
Continental Airlines, Inc. (a)	196	3,524
Cooper Tire & Rubber Co.	350	4,599
Copart, Inc. (a)	280	11,444
Costco Wholesale Corp.	233	16,601
Crocs, Inc. (a)	162	1,654
Crown Ltd.	145	1,501
CVS Caremark Corp.	750	30,278
Daihatsu Motor Co. Ltd.	107	1,278
Daimler AG	149	11,606
Daiwa House Industry Co. Ltd.	199	2,241
Darden Restaurants, Inc.	242	8,610
David Jones Ltd.	221	728
Deckers Outdoor Corp. (a)	55	7,594
Delta Air Lines, Inc. (a)	379	3,225
Denso Corp.	174	6,041
Denway Motors Ltd.	2,321	1,182
Deutsche Lufthansa AG	39	1,035
Dick's Sporting Goods, Inc. (a)	407	11,640
Dillard's, Inc.	518	10,567
DR Horton, Inc.	536	8,303
Dress Barn, Inc. (a)	280	3,769
DSG International PLC	343	447
Esprit Holdings Ltd.	344	4,233
Ethan Allen Interiors, Inc.	174	4,780

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Family Dollar Stores, Inc.	280	5,992
FamilyMart Co. Ltd.	42	1,466
Fast Retailing Co. Ltd.	26	2,420
Fastenal Co.	267	13,032
Fiat SpA	108	2,427
Foot Locker, Inc.	313	3,959
Ford Motor Co. (a)	1,176	9,714
Fossil, Inc. (a)	208	7,444
Fred's, Inc.	244	2,704
Fuji Heavy Industries Ltd.	233	999
Furniture Brands International, Inc.	253	3,428
Futaba Industrial Co. Ltd.	44	1,007
Galaxy Entertainment Group Ltd. (a)	1,070	811
GameStop Corp. (a)	257	14,145
Gaylord Entertainment Co. (a)	167	4,947
General Motors Corp.	157	3,642
Genesco, Inc. (a)	92	2,039
Genuine Parts Co.	406	17,239
Georg Fischer AG	1	548
Gildan Activewear, Inc. (a)	32	820
GKN PLC	139	788
GOME Electrical Appliances Holdings Ltd.	674	1,539
Grafton Group PLC	79	637
Group 1 Automotive, Inc.	150	4,002
Guess ?, Inc.	74	2,833
Gunze Ltd.	199	943
Gymboree Corp. (a)	124	5,359
H2O Retailing Corp.	113	819
Harley-Davidson, Inc.	66	2,525
Harman International Industries, Inc.	128	5,231
Harvey Norman Holdings Ltd.	294	1,001
Hasbro, Inc.	278	9,886
Haseko Corp.	409	590
Hennes & Mauritz AB	76	4,519
Herman Miller, Inc.	75	1,750
Hermes International SA	12	1,626
Hino Motors Ltd.	155	975
Hitachi High-Technologies Corp.	45	894
HNI Corp.	224	4,876
Home Depot, Inc.	557	16,042
Home Retail Group PLC	136	714
Honda Motor Co. Ltd.	758	24,055
The Hongkong & Shanghai Hotels Ltd.	649	1,113
HOT Topic, Inc. (a)	218	1,158
Iberia Lineas Aereas de Espana SA	230	912
Ihop Corp.	69	3,218
Inchcape PLC	115	980
Inditex SA	39	2,131
Ingram Micro, Inc. (a)	286	4,865
Insight Enterprises, Inc. (a)	399	4,812
Interface, Inc.	228	2,928
International Game Technology	140	4,864
International Speedway Corp.	127	5,387
Isetan Co. Ltd.	-	-
Isetan Mitsukoshi Holdings Ltd. (a)	152	1,598
Isuzu Motors Ltd.	517	2,511
Itochu Corp.	526	5,488
Izumi Co. Ltd.	68	1,118
J Crew Group, Inc. (a)	168	7,980
J Front Retailing Co. Ltd.	270	1,784
Jack in the Box, Inc. (a)	256	6,848
Jakks Pacific, Inc. (a)	157	3,688
Japan Airlines Corp.	560	1,319
Jardine Cycle & Carriage Ltd.	103	1,262
JC Penney Co., Inc.	432	18,360

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
JetBlue Airways Corp. (a)	1,304	6,572
Johnson Controls, Inc.	199	7,017
Jones Apparel Group, Inc.	495	7,836
JTEKT Corp.	75	1,327
Juki Corp.	125	469
KB Home	152	3,420
Kesa Electricals PLC	166	687
Kingfisher PLC	364	961
Kloeckner & Co. AG	14	775
Kohl's Corp. (a)	122	5,960
Koito Manufacturing Co. Ltd.	93	1,225
Kokuyo Co. Ltd.	99	868
K's Holdings Corp.	40	833
Kuraray Co. Ltd.	122	1,450
Ladbrokes PLC	131	853
Las Vegas Sands Corp. (a)	44	3,354
Lawson, Inc.	32	1,382
La-Z-Boy, Inc.	374	2,382
Lear Corp. (a)	492	14,056
Lennar Corp. - A Shares	109	2,008
Li & Fung Ltd.	725	3,000
Li Ning Co. Ltd.	455	1,343
Life Time Fitness, Inc. (a)	136	4,944
Lifestyle International Holdings Ltd.	542	1,129
Liz Claiborne, Inc.	201	3,556
LKQ Corp. (a)	157	3,416
Longs Drug Stores Corp.	129	5,168
Lowe's Cos, Inc.	774	19,497
Ltd Brands, Inc.	555	10,279
Macy's, Inc.	109	2,757
Magna International, Inc.	17	1,253
Marks & Spencer Group PLC	264	1,997
Marriott International, Inc.	145	4,974
Marubeni Corp.	534	4,257
Marui Group Co. Ltd.	112	1,112
Marvel Entertainment, Inc. (a)	140	4,017
Matsushita Electric Industrial Co. Ltd.	714	16,788
Mattel, Inc.	947	17,756
Mazda Motor Corp.	310	1,342
McDonald's Corp.	430	25,619
MDC Holdings, Inc.	74	3,225
Men's Wearhouse, Inc.	201	5,353
Meritage Homes Corp. (a)	182	3,453
MGM Mirage (a)	52	2,660
Michelin	22	2,019
Mitchells & Butlers PLC	70	417
Mitsubishi Corp.	659	21,167
Mitsubishi Logistics Corp.	74	1,007
Mitsubishi Motors Corp. (a)	1,291	2,036
Mitsubishi Rayon Co. Ltd.	199	647
Mitsui & Co. Ltd.	570	13,375
Mitsukoshi Ltd.	-	-
Modine Manufacturing Co.	151	2,653
Mohawk Industries, Inc. (a)	100	7,619
Monaco Coach Corp.	170	1,076
MSC Industrial Direct Co.	194	9,459
Nagase & Co. Ltd.	87	914
Namco Bandai Holdings, Inc.	81	1,014
Newell Rubbermaid, Inc.	661	13,570
Next PLC	35	797
NGK Spark Plug Co. Ltd.	64	860
NHK Spring Co. Ltd.	121	869
Nifco, Inc./Japan	46	991
Nintendo Co. Ltd.	38	20,866
Nippon Seiki Co. Ltd.	40	589

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Nissan Motor Co. Ltd.	838	7,430
Nisshinbo Industries, Inc.	88	965
Nissin Kogyo Co. Ltd.	37	632
Nitori Co. Ltd.	21	1,107
NOK Corp.	54	1,070
Nokian Renkaat OYJ	33	1,409
Nordstrom, Inc.	276	9,732
Nu Skin Enterprises, Inc.	291	5,218
OfficeMax, Inc.	442	8,075
Onward Holdings Co. Ltd.	91	1,033
OPAP SA	32	1,250
O'Reilly Automotive, Inc. (a)	194	5,601
Oriental Land Co. Ltd.	21	1,252
Orient-Express Hotels Ltd.	172	8,007
Oshkosh Truck Corp.	121	4,913
Pacific Sunwear Of California (a)	567	7,603
Panera Bread Co. (a)	120	6,271
Parkson Retail Group Ltd.	145	1,367
Penn National Gaming, Inc. (a)	124	5,297
PEP Boys-Manny Moe & Jack	237	2,114
Persimmon PLC	46	530
PetSmart, Inc.	194	4,342
Peugeot SA	25	1,756
PF Chang's China Bistro, Inc. (a)	101	3,134
Phillips-Van Heusen Corp.	296	12,494
Pier 1 Imports, Inc. (a)	464	3,619
Pinnacle Entertainment, Inc. (a)	220	3,414
Pioneer Corp.	81	801
Pirelli & C SpA	957	785
Polo Ralph Lauren Corp.	94	5,830
Pool Corp.	206	4,497
PPR	12	1,576
Praktiker Bau-und Heimwerkerm AG	25	545
Puma AG Rudolf Dassler Sport	3	1,068
Punch Taverns PLC	46	474
Qantas Airways Ltd.	323	1,036
Quiksilver, Inc. (a)	978	9,516
RadioShack Corp.	271	3,767
Reece Australia Ltd.	46	1,020
Regal Entertainment Group	614	11,641
Regis Corp.	187	5,460
Renault SA	31	3,198
Rite Aid Corp. (a)	901	2,433
RONA, Inc. (a)	52	694
Ross Stores, Inc.	283	9,478
Royal Caribbean Cruises Ltd.	348	11,101
Ruby Tuesday, Inc.	318	2,706
Ryland Group, Inc.	336	10,745
Ryohin Keikaku Co. Ltd.	18	1,193
Saks, Inc. (a)	953	12,399
Sally Beauty Holdings, Inc. (a)	519	3,145
Sankyo Co. Ltd.	27	1,623
Scientific Games Corp. (a)	119	3,351
Sears Holdings Corp. (a)	22	2,169
Sega Sammy Holdings, Inc.	76	919
Sekisui Chemical Co. Ltd.	165	1,201
Sekisui House Ltd.	190	1,807
Select Comfort Corp. (a)	200	604
Seven & I Holdings Co. Ltd.	466	13,848
Shangri-La Asia Ltd.	469	1,300
Shimachu Co. Ltd.	38	1,045
Shimamura Co. Ltd.	11	976
Shimano, Inc.	34	1,547
Shoppers Drug Mart Corp.	33	1,743
Singapore Airlines Ltd.	167	1,970

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Sky City Entertainment Group Ltd.	300	938
Skywest, Inc.	466	8,868
Sodexho Alliance SA	16	1,075
Sojitz Corp.	313	1,204
Sonae SGPS SA	371	663
Sony Corp.	331	15,215
Southwest Airlines Co.	340	4,502
Staples, Inc.	316	6,857
Starbucks Corp. (a)	328	5,323
Starwood Hotels & Resorts Worldwide, Inc.	260	13,575
Steelcase, Inc.	254	2,814
Sumitomo Corp.	416	5,589
Sumitomo Rubber Industries, Inc.	91	797
Sumitomo Warehouse Co. Ltd.	177	885
Superior Industries International, Inc.	107	2,173
Suzuki Motor Corp.	150	3,794
Swatch Group AG BR	5	1,351
Swatch Group AG REG	19	979
TABCorp. Holdings Ltd.	180	1,939
Takashimaya Co. Ltd.	103	1,127
Takata Corp.	33	728
Talbots, Inc.	117	940
Target Corp.	394	20,933
Tatts Group Ltd.	421	1,084
Taylor Wimpey PLC	178	456
Tech Data Corp. (a)	425	14,284
Teijin Ltd.	308	1,194
Thomson (EX-TMM)	66	423
Tim Hortons, Inc.	35	1,198
Timberland Co. (a)	256	3,738
TJX Cos, Inc.	202	6,508
Toho Co. Ltd.	59	1,350
Tokai Rika Co. Ltd.	41	1,001
Toll Brothers, Inc. (a)	268	6,068
Toray Industries, Inc.	465	2,898
Toro Co.	166	7,037
Toto Ltd.	128	1,097
Toyobo Co. Ltd.	404	851
Toyoda Gosei Co. Ltd.	34	1,236
Toyota Boshoku Corp.	42	1,200
Toyota Industries Corp.	74	2,569
Toyota Motor Corp.	1,196	60,614
Toyota Tsusho Corp.	77	1,648
Tractor Supply Co. (a)	143	5,085
Triarc Cos, Inc.	202	1,434
TRW Automotive Holdings Corp. (a)	143	3,655
TUI AG	38	1,089
TUI Travel PLC	176	828
UAL Corp. (a)	213	3,174
Under Armour, Inc. (a)	124	4,133
United Stationers, Inc. (a)	114	5,026
UNY Co. Ltd.	103	1,014
Urban Outfitters, Inc. (a)	185	6,336
US Airways Group, Inc. (a)	482	4,140
USS Co. Ltd.	16	1,132
Vail Resorts, Inc. (a)	130	6,348
Valeo SA	21	854
VF Corp.	193	14,355
Volkswagen AG	22	6,521
Wabash National Corp.	167	1,399
Wacoal Holdings Corp.	89	1,276
Walgreen Co.	527	18,366
Wal-Mart Stores, Inc.	899	52,124
Watsco, Inc.	97	4,401
Wendy's International, Inc.	178	5,162

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Wesco International, Inc. (a)	239	8,893
Whirlpool Corp.	162	11,790
William Hill PLC	88	675
Williams-Sonoma, Inc.	141	3,722
Winnebago Industries, Inc.	157	2,526
WMS Industries, Inc. (a)	180	6,514
Wolseley PLC	102	1,029
Wolverine World Wide, Inc.	415	11,927
World Fuel Services Corp.	118	2,898
WW Grainger, Inc.	115	9,972
Wyndham Worldwide Corp.	329	7,067
Wynn Resorts Ltd. (a)	42	4,424
Yamada Denki Co. Ltd.	30	2,565
Yamaha Corp.	69	1,357
Yamaha Motor Co. Ltd.	72	1,388
The Yokohama Rubber Co. Ltd.	152	778
Yum! Brands, Inc.	225	9,152
Zale Corp. (a)	275	5,698
		1,732,291
Consumer, Non-cyclical (6.62%)
ABB Grain Ltd.	140	1,320
ABC Learning Centres Ltd.	193	243
Abertis Infraestructuras SA	37	1,234
Accenture Ltd.	322	12,091
ACCO Brands Corp. (a)	332	4,621
Adecco SA	19	1,140
Administaff, Inc.	105	2,750
Affymetrix, Inc. (a)	276	3,011
Aggreko PLC	97	1,139
Ajinomoto Co., Inc.	216	2,173
Alberto-Culver Co.	174	4,380
Alexion Pharmaceuticals, Inc. (a)	177	12,457
Alliance Data Systems Corp. (a)	141	8,095
Altria Group, Inc.	778	15,560
American Greetings Corp.	296	5,298
Anheuser-Busch Co., Inc.	237	11,660
Apollo Group, Inc. (a)	236	12,012
Applera Corp. - Celera Group (a)	639	8,550
Arbitron, Inc.	119	5,693
Archer-Daniels-Midland Co.	259	11,412
Asahi Breweries Ltd.	157	3,080
Associated British Foods PLC	63	1,104
Atlantia SpA	44	1,447
Avery Dennison Corp.	173	8,337
Avis Budget Group, Inc. (a)	810	10,757
Babcock International Group PLC	104	1,223
BearingPoint, Inc. (a)	1,216	2,250
Beiersdorf AG	16	1,371
Benesse Corp.	35	1,548
Biogen Idec, Inc. (a)	127	7,708
Bio-Rad Laboratories, Inc. (a)	74	6,168
Blyth, Inc.	164	2,762
Bowne & Co., Inc.	160	2,662
Brisa-Auto Estradas de Portugal, SA (BRISA)	80	1,141
British American Tobacco PLC	225	8,485
Brown-Forman Corp.	76	5,170
Bunzl PLC	81	1,191
C&C Group PLC	133	910
Cadbury Schweppes PLC	326	3,778
Capita Group PLC	92	1,213
Carlsberg A/S	8	1,068
Carrefour SA	84	5,934
Casino Guichard Perrachon SA	11	1,390
Celgene Corp. (a)	219	13,609
Centene Corp. (a)	231	4,243

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Central European Distribution Corp. (a)	139	8,468
Cepheid, Inc. (a)	306	5,988
Chaoda Modern Agriculture Ltd.	1,473	2,117
Charles River Laboratories International, Inc. (a)	96	5,573
Chemed Corp.	94	3,205
China Mengniu Dairy Co. Ltd.	310	931
ChoicePoint, Inc. (a)	130	6,286
Christian Dior SA	9	1,038
Church & Dwight Co., Inc.	311	17,671
Cintra Concesiones de Infraest	74	1,152
Clorox Co.	257	13,621
Coca Cola Hellenic Bottling Co.	36	1,625
Coca-Cola Amatil Ltd.	170	1,349
Coca-Cola Co.	774	45,565
Coca-Cola West Holdings Co. Ltd.	52	1,173
Colgate-Palmolive Co.	275	19,443
Colruyt SA	5	1,275
Community Health Systems, Inc. (a)	176	6,605
ConAgra Foods, Inc.	164	3,864
Constellation Brands, Inc. (a)	479	8,794
Convergys Corp. (a)	276	4,339
Corinthian Colleges, Inc. (a)	674	7,650
Corn Products International, Inc.	377	17,485
Corporate Executive Board Co.	63	2,745
Corrections Corporation of America (a)	568	14,484
Cosco Pacific Ltd.	412	779
Covidien Ltd.	160	7,470
CSL Ltd.	183	6,870
Dai Nippon Printing Co. Ltd.	231	3,557
Dairy Farm International Holdings Ltd.	386	2,019
Danisco A/S	15	1,014
Dean Foods Co. (a)	277	6,437
Del Monte Foods Co.	407	3,671
Delhaize Group	15	1,308
Deluxe Corp.	404	8,589
DeVry, Inc.	78	4,446
Diageo PLC	418	8,584
Enzon Pharmaceuticals, Inc. (a)	269	2,346
Experian Group Ltd.	159	1,203
Ezaki Glico Co. Ltd.	110	1,209
Forrester Research, Inc. (a)	61	1,759
Fortune Brands, Inc.	48	3,246
Foster's Group Ltd.	671	3,210
Fresh Del Monte Produce, Inc. (a)	266	8,430
FTI Consulting, Inc. (a)	232	14,848
G4S PLC	246	1,116
Genentech, Inc. (a)	246	16,777
General Mills, Inc.	94	5,678
Genzyme Corp. (a)	113	7,950
George Weston Ltd.	15	722
Golden Agri-Resources Ltd.	2,676	1,677
Goodman Fielder Ltd.	501	846
Greene King PLC	53	544
H&R Block, Inc.	754	16,490
Hansen Natural Corp. (a)	153	5,415
Hays PLC	337	755
Heineken Holding NV	20	1,031
Heineken NV	38	2,219
Henkel KGaA	22	887
Hershey Co.	293	10,952
Hertz Global Holdings, Inc. (a)	219	2,816
Hewitt Associates, Inc. (a)	466	19,106
Hillenbrand, Inc.	285	5,426
Hill-Rom Holdings, Inc.	220	5,529
HJ Heinz Co.	102	4,800

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hormel Foods Corp.	152	5,990
House Foods Corp.	73	1,134
Human Genome Sciences, Inc. (a)	557	3,648
Husqvarna AB	78	805
Iaws Group PLC	52	1,316
Illumina, Inc. (a)	134	10,437
ImClone Systems, Inc. (a)	78	3,639
Imperial Tobacco Group PLC	107	5,145
InBev NV	31	2,557
Incyte Corp. (a)	288	3,125
InterMune, Inc. (a)	121	1,918
Intertek Group PLC	54	1,044
Invitrogen Corp. (a)	79	7,392
Iron Mountain, Inc. (a)	347	9,532
Isis Pharmaceuticals, Inc. (a)	368	4,335
Ito En Ltd.	36	623
ITT Educational Services, Inc. (a)	89	6,823
J Sainsbury PLC	232	1,769
The JM Smucker Co.	123	6,135
Japan Tobacco, Inc.	2	9,732
Jarden Corp. (a)	113	2,409
Kagome Co. Ltd.	66	1,040
Kamigumi Co. Ltd.	126	966
Kao Corp.	172	4,648
Kerry Group PLC	41	1,277
Kesko OYJ	20	760
Kikkoman Corp.	80	952
Kimberly-Clark Corp.	123	7,871
Kirin Holdings Co. Ltd.	318	5,658
Koninklijke Ahold NV	192	2,855
Kose Corp.	39	844
Kraft Foods, Inc.	518	16,384
LifePoint Hospitals, Inc. (a)	342	10,301
Lighthouse Caledonia ASA (a)	7	7
Lincare Holdings, Inc. (a)	120	2,921
Lion Corp.	198	931
Lion Nathan Ltd.	150	1,182
Live Nation, Inc. (a)	250	3,448
Loblaw Cos Ltd.	24	759
L'Oreal SA	41	4,880
Manpower, Inc.	42	2,819
Marine Harvest (a)	859	569
McCormick & Co., Inc.	217	8,200
McKesson Corp.	129	6,723
Meiji Dairies Corp.	185	1,133
Meiji Seika Kaisha Ltd.	247	1,261
Metcash Ltd.	285	1,135
Metro AG	25	1,988
Metro, Inc.	31	751
Michael Page International PLC	98	563
Millennium Pharmaceuticals, Inc. (a)	627	15,593
Millipore Corp. (a)	91	6,379
Monster Worldwide, Inc. (a)	184	4,477
Moody's Corp.	99	3,659
MPS Group, Inc. (a)	633	6,792
Myriad Genetics, Inc. (a)	215	8,931
Nektar Therapeutics (a)	375	1,808
Nestle SA	62	29,740
Nichirei Corp.	227	1,072
Nippon Meat Packers, Inc.	101	1,294
Nippon Suisan Kaisha Ltd.	194	860
Nisshin Seifun Group, Inc.	117	1,253
Nissin Food Products Co. Ltd.	36	1,264
Novozymes A/S	9	823
NuVasive, Inc. (a)	146	5,570

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Olam International Ltd.	551	1,089
Pacific Brands Ltd.	368	686
Par Pharmaceutical Cos, Inc. (a)	179	3,052
Parexel International Corp. (a)	343	8,712
Parmalat SpA	304	1,043
PDL BioPharma, Inc. (a)	200	2,652
Pepsi Bottling Group, Inc.	324	10,922
PepsiAmericas, Inc.	131	3,367
PepsiCo, Inc.	840	57,565
Performance Food Group Co. (a)	189	6,324
Pernod-Ricard SA	26	3,005
Pharmaceutical Product Development, Inc.	171	7,083
PHH Corp. (a)	321	6,301
Philip Morris International, Inc. (a)	1,438	73,381
Premier Foods PLC	210	539
Pre-Paid Legal Services, Inc. (a)	42	1,837
Procter & Gamble Co.	1,600	107,280
Qiagen NV (a)	63	1,409
QP Corp.	113	1,132
Quanta Services, Inc. (a)	241	6,396
RalCorp Holdings, Inc. (a)	107	6,531
Randstad Holding NV	16	680
Regeneron Pharmaceuticals, Inc. (a)	406	7,966
Rent-A-Center, Inc. (a)	556	11,971
Rentokil Initial PLC	342	653
Resources Connection, Inc. (a)	186	3,759
Reynolds American, Inc.	56	3,016
Robert Half International, Inc.	234	5,546
RR Donnelley & Sons Co.	523	16,025
SABMiller PLC	131	3,042
Safeway, Inc.	146	4,614
SAIC, Inc. (a)	1,054	20,026
Sapporo Holdings Ltd.	182	1,351
Saputo, Inc.	46	1,240
Sara Lee Corp.	245	3,555
Savient Pharmaceuticals, Inc. (a)	214	4,674
Secom Co. Ltd.	75	3,491
Securitas AB	71	916
Serco Group PLC	122	1,070
Service Corporation International	1,919	21,320
SGS SA	1	1,414
Shiseido Co. Ltd.	131	3,143
Smithfield Foods, Inc. (a)	250	7,170
Societe Des Autoroutes SA	11	1,323
Sohgo Security Services Co. Ltd.	66	926
Sotheby's	270	7,479
Spherion Corp. (a)	323	1,596
Stewart Enterprises, Inc.	539	3,681
Strayer Education, Inc.	75	13,927
Supervalu, Inc.	478	15,822
Swedish Match AB	55	1,208
Sysco Corp.	268	8,193
Takara Holdings, Inc.	176	1,183
Tate & Lyle PLC	94	989
TeleTech Holdings, Inc. (a)	162	3,715
Tesco PLC	1,229	10,481
Thai Beverage PCL	6,062	1,229
Tingyi Cayman Islands Holding Corp.	1,242	1,657
Tootsie Roll Industries, Inc.	123	2,993
Toppan Printing Co. Ltd.	222	2,468
Toyo Suisan Kaisha Ltd.	66	1,170
Transurban Group	321	2,078
TreeHouse Foods, Inc. (a)	117	2,652
Tupperware Brands Corp.	105	4,137
Tyson Foods, Inc.	550	9,790

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Unicharm Corp.	20	1,393
Unilever NV	266	8,974
Unilever PLC	203	6,868
United Natural Foods, Inc. (a)	163	3,227
United Rentals, Inc. (a)	589	11,097
Universal Corp./Richmond VA	192	12,324
UST, Inc.	359	18,693
Valassis Communications, Inc. (a)	271	3,848
Valeant Pharmaceuticals International (a)	468	6,215
Vedior NV	42	1,168
Vertex Pharmaceuticals, Inc. (a)	216	5,512
Viad Corp.	111	3,492
VistaPrint Ltd. (a)	161	5,479
Watson Wyatt Worldwide, Inc.	180	10,552
WD-40 Co.	94	2,925
Weight Watchers International, Inc.	62	2,843
Western Union Co./The	331	7,612
Whole Foods Market, Inc.	266	8,682
Wilmar International Ltd.	812	2,760
WM Morrison Supermarkets PLC	357	2,033
WM Wrigley Jr Co.	91	6,930
WM Wrigley Jr Co.- B Shares	33	2,513
Woolworths Ltd.	400	10,830
Yakult Honsha Co. Ltd.	54	1,438
Yamazaki Baking Co. Ltd.	137	1,451
		1,583,918

Energy (6.98%)
Acergy SA	40	992
Advantage Energy Income Fund	29	344
Alpha Natural Resources, Inc. (a)	337	16,395
Anadarko Petroleum Corp.	152	10,117
Apache Corp.	107	14,411
Arch Coal, Inc.	219	12,562
Atwood Oceanics, Inc. (a)	141	14,197
Australian Worldwide Exploration Ltd. (a)	370	1,274
Baker Hughes, Inc.	136	11,000
BG Group PLC	552	13,508
BJ Services Co.	650	18,376
Bourbon SA	17	1,150
BP PLC	3,597	43,689
Cabot Oil & Gas Corp.	237	13,502
Caltex Australia Ltd.	51	578
Cameron International Corp. (a)	384	18,904
Canadian Natural Resources Ltd.	83	7,051
Canadian Oil Sands Trust	36	1,617
CGG-Veritas (a)	4	1,011
Cheniere Energy, Inc. (a)	155	1,510
Chesapeake Energy Corp.	262	13,545
Chevron Corp.	754	72,497
Cimarex Energy Co.	163	10,155
CNOOC Ltd.	4,834	8,535
Cnpc Hong Kong Ltd.	1,760	847
ConocoPhillips Co.	527	45,401
Consol Energy, Inc.	322	26,069
Core Laboratories NV (a)	120	15,034
Cosmo Oil Co. Ltd.	223	740
Covanta Holding Corp. (a)	188	5,006
Crosstex Energy, Inc.	183	6,334
Delta Petroleum Corp. (a)	265	6,503
Denbury Resources, Inc. (a)	475	14,516
Devon Energy Corp.	137	15,536
Diamond Offshore Drilling, Inc.	29	3,637
Dresser-Rand Group, Inc. (a)	108	3,950
Dril-Quip, Inc. (a)	115	6,573

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
El Paso Corp.	1,558	26,704
Enbridge, Inc.	51	2,098
EnCana Corp.	118	9,520
Encore Acquisition Co. (a)	81	3,696
Enerplus Resources Fund	25	1,120
ENI SpA	381	14,722
ENSCO International, Inc.	261	16,634
EOG Resources, Inc.	132	17,223
Equitable Resources, Inc.	164	10,885
EXCO Resources, Inc. (a)	666	14,865
Exterran Holdings, Inc. (a)	129	8,616
Exxon Mobil Corp.	1,955	181,952
First Solar, Inc. (a)	54	15,767
FMC Technologies, Inc. (a)	228	15,322
Fording Canadian Coal Trust	11	678
Forest Oil Corp. (a)	111	6,541
Foundation Coal Holdings, Inc.	192	11,516
Frontier Oil Corp.	131	3,255
Fugro NV	16	1,432
Global Industries Ltd. (a)	404	6,448
Grey Wolf, Inc. (a)	1,067	6,690
Halliburton Co.	468	21,486
Headwaters, Inc. (a)	244	2,789
Helix Energy Solutions Group, Inc. (a)	132	4,561
Helmerich & Payne, Inc.	151	8,116
Hercules Offshore, Inc. (a)	327	8,620
Hess Corp.	21	2,230
Holly Corp.	240	9,955
Husky Energy, Inc.	38	1,716
Idemitsu Kosan Co. Ltd.	10	852
Imperial Oil Ltd.	44	2,596
Inpex Holdings, Inc.	1	11,155
ION Geophysical Corp. (a)	743	11,836
Japan Petroleum Exploration Co.	16	1,106
John Wood Group PLC	165	1,409
Lundin Petroleum AB (a)	102	1,427
Marathon Oil Corp.	259	11,803
Mariner Energy, Inc. (a)	631	17,390
Murphy Oil Corp.	303	27,373
National Fuel Gas Co.	138	7,063
National Oilwell Varco, Inc. (a)	279	19,098
Neste Oil OYJ	30	911
Nexen, Inc.	72	2,489
Niko Resources Ltd.	12	1,084
Nippon Mining Holdings, Inc.	308	1,905
Nippon Oil Corp.	485	3,326
Noble Corp.	471	26,508
Noble Energy, Inc.	292	25,404
Occidental Petroleum Corp.	276	22,966
Oceaneering International, Inc. (a)	114	7,613
Oil Search Ltd.	329	1,474
Oilexco, Inc. (a)	91	1,389
OMV AG	24	1,816
Oneok, Inc.	204	9,816
OPTI Canada, Inc. (a)	51	1,080
Origin Energy Ltd.	290	3,817
Parker Drilling Co. (a)	688	5,518
Patriot Coal Corp. (a)	134	8,851
Peabody Energy Corp.	112	6,847
Penn Virginia Corp.	198	10,395
Penn West Energy Trust	35	1,054
Petro-Canada	77	3,858
Pride International, Inc. (a)	317	13,457
Q-Cells AG (a)	12	1,399
Questar Corp.	301	18,671

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Quicksilver Resources, Inc. (a)	242	10,041
Range Resources Corp.	234	15,533
Renewable Energy Corp. AS (a)	27	925
Repsol YPF SA	123	5,003
Rowan Cos, Inc.	225	8,773
Royal Dutch Shell PLC - A Shares	384	15,486
Royal Dutch Shell PLC - B Shares	428	17,144
Saipem SpA	39	1,720
Santos Ltd.	198	2,968
SBM Offshore NV	26	997
Schlumberger Ltd.	619	62,240
Seacor Holdings, Inc. (a)	97	8,256
Seadrill Ltd.	54	1,645
Showa Shell Sekiyu KK	88	928
Singapore Petroleum Co. Ltd.	255	1,354
Smith International, Inc.	350	26,779
Solarworld AG	22	1,182
Southwestern Energy Co. (a)	592	25,048
Spectra Energy Corp.	197	4,866
St Mary Land & Exploration Co.	324	14,165
StatoilHydro ASA	194	7,034
Stone Energy Corp. (a)	54	3,291
Suncor Energy, Inc.	71	8,012
Sunoco, Inc.	289	13,412
Sunpower Corp. (a)	57	4,974
Superior Energy Services, Inc. (a)	380	16,864
Talisman Energy, Inc.	163	3,297
Technip SA	17	1,576
Tesoro Corp.	326	8,196
Tetra Technologies, Inc. (a)	299	4,862
TonenGeneral Sekiyu KK	112	966
Total SA	351	29,570
TransCanada Corp.	83	3,041
Transocean, Inc.	166	24,478
Tullow Oil PLC	111	1,664
Ultra Petroleum Corp. (a)	267	22,179
UTS Energy Corp. (a)	189	1,015
Valero Energy Corp.	180	8,793
Vestas Wind Systems A/S (a)	29	3,180
Walter Industries, Inc.	265	18,380
Weatherford International Ltd. (a)	182	14,682
W-H Energy Services, Inc. (a)	126	9,739
Whiting Petroleum Corp. (a)	216	16,527
Williams Cos, Inc.	258	9,159
Woodside Petroleum Ltd.	149	7,858
XTO Energy, Inc.	238	14,722
		1,669,503

Financial (13.55%)
The 77 Bank Ltd.	165	982
ACE Ltd.	84	5,064
ACOM Co. Ltd.	31	960
Admiral Group PLC	65	1,125
Aegon NV	225	3,628
Aeon Credit Service Co. Ltd.	77	1,223
Aeon Mall Co. Ltd.	36	1,125
Affiliated Managers Group, Inc. (a)	51	5,066
AGF Management Ltd.	32	762
Agile Property Holdings Ltd.	613	853
The Aichi Bank Ltd.	10	856
Aiful Corp.	43	844
Aioi Insurance Co. Ltd.	184	1,159
Alexandria Real Estate Equities, Inc.	153	16,070
Allco Finance Group Ltd.	119	118
Alleanza Assicurazioni SpA	86	1,130

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Alleghany Corp. (a)	8	2,811
Alliance & Leicester PLC	68	699
Allianz SE	70	14,281
Allied Irish Banks PLC	142	2,994
Allied World Assurance Co.	70	2,886
The Allstate Corp.	186	9,367
Alpha Bank AE	63	2,155
AMB Property Corp.	192	11,088
AMBAC Financial Group, Inc.	1,727	7,996
Amcore Financial, Inc.	127	1,580
American Express Co.	544	26,123
American Financial Group, Inc.	139	3,811
American Home Mortgage Investments Corp.	327	20
American International Group, Inc.	810	37,422
American National Insurance Co.	32	3,577
AmeriCredit Corp. (a)	873	12,187
Ameriprise Financial, Inc.	68	3,229
Amlin PLC	172	943
AMP Ltd.	622	4,595
Anchor BanCorp. Wisconsin, Inc.	117	1,777
Anglo Irish Bank Corp. PLC	114	1,572
Annaly Capital Management, Inc.	1,207	20,229
AON Corp.	83	3,767
Apartment Investment & Management Co.	159	5,880
Arch Capital Group Ltd. (a)	96	6,782
Arthur J Gallagher & Co.	200	4,914
Ascendas Real Estate Investment Trust	610	1,156
Aspen Insurance Holdings Ltd.	155	4,028
Assicurazioni Generali SpA	187	8,336
Associated Banc Corp.	239	6,757
Assurant, Inc.	204	13,260
Assured Guaranty Ltd.	369	9,332
Astoria Financial Corp.	173	4,100
ASX Ltd.	57	1,930
Australia & New Zealand Banking Group	607	12,542
AvalonBay Communities, Inc.	134	13,668
Aviva PLC	402	5,030
The Awa Bank Ltd.	228	1,467
AXA Asia Pacific Holdings Ltd.	300	1,681
AXA SA	278	10,380
Axis Capital Holdings Ltd.	282	9,563
Babcock & Brown Ltd.	97	1,345
Baloise Holding AG	12	1,317
Banca Monte dei Paschi di Sien EU	194	664
Banca Popolare di Milano Scarl	75	928
Banco Bilbao Vizcaya Arg.	551	12,711
Banco BPI SA	118	673
Banco Comercial Portugues SA	519	1,463
Banco de Valencia SA	19	1,068
Banco Espirito Santo SA	46	878
Banco Pastor SA	53	839
Banco Popular Espanol SA	119	2,059
Banco Santander SA	970	20,983
BanCorpsouth, Inc.	530	12,736
Bank of America Corp.	1,635	61,378
Bank of East Asia Ltd.	516	2,940
Bank of Ireland	152	2,111
Bank of Iwate Ltd.	19	1,222
Bank of Kyoto Ltd.	117	1,491
Bank of Montreal	78	3,880
Bank of Nagoya Ltd.	174	1,195
Bank of New York Mellon Corp.	375	16,324
Bank of Nova Scotia	153	7,265
Bank of Queensland Ltd.	72	1,102
Bank of Yokohama Ltd.	467	3,422

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Bankinter SA	63	971
Barclays PLC	1,014	9,202
BB&T Corp.	174	5,966
The Bear Stearns Cos, Inc.	31	333
Bendigo Bank Ltd.	173	1,996
BioMed Realty Trust, Inc.	403	10,478
BlackRock, Inc.	13	2,623
BNP Paribas SA	136	14,710
BOC Hong Kong Holdings Ltd.	1,188	3,072
BOK Financial Corp.	46	2,627
Bolsas Y Mercados Espanoles SA	19	960
Boston Properties, Inc.	53	5,326
Bradford & Bingley PLC	128	415
Brandywine Realty Trust	685	11,953
BRE Properties, Inc.	263	12,611
British Land Co. PLC	81	1,354
Brookfield Asset Management, Inc.	90	2,936
Cabcharge Australia Ltd.	103	871
Cambridge Industrial Trust	606	313
Camden Property Trust	97	5,132
Canadian Imperial Bank of Commerce	52	3,830
CapitaCommercial Trust	623	1,029
Capital One Financial Corp.	114	6,042
CapitaLand Ltd.	554	2,774
CapitalSource, Inc.	265	3,723
CapitaMall Trust	440	1,129
Cathay General BanCorp.	358	6,104
Cattles PLC	145	691
CB Richard Ellis Group, Inc. (a)	333	7,699
CBL & Associates Properties, Inc.	388	9,502
Centro Properties Group	281	121
CFS Retail Property Trust	666	1,408
Challenger Financial Services Group Ltd.	229	449
The Charles Schwab Corp.	445	9,612
Cheung Kong Holdings Ltd.	485	7,555
China Everbright Ltd.	462	1,176
China Insurance International Holdings Co.	442	1,174
The Chiba Bank Ltd.	297	2,339
China Overseas Land & Investments Ltd.	1,169	2,460
China Resources Land Ltd.	593	1,222
Chinese Estates Holdings Ltd.	596	939
Chubb Corp.	100	5,297
The Chugoku Bank Ltd.	81	1,218
Chuo Mitsui Trust Holdings, Inc.	328	2,331
Cigna Corp.	92	3,929
Cincinnati Financial Corp.	372	13,355
CIT Group, Inc.	376	4,095
CITIC International Financial Holdings Ltd.	1,299	865
Citigroup, Inc.	1,973	49,858
Citizens Republic BanCorp., Inc.	601	4,958
City Developments Ltd.	156	1,392
City National Corp.	81	3,930
CME Group, Inc.	29	13,266
CNP Assurances SA	8	952
Colonial BancGroup, Inc.	303	2,466
Colonial Properties Trust	363	8,795
Comerica, Inc.	399	13,857
Commerce Bancshares, Inc.	139	6,047
Commerce Group, Inc.	432	15,742
Commerzbank AG	93	3,390
Commonwealth Bank of Australia	428	18,111
Commonwealth Property Office Fund	796	1,059
CompuCredit Corp. (a)	66	533
Conseco, Inc. (a)	475	5,534
Corio NV	10	937

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Corporate Office Properties Trust	191	7,124
Countrywide Financial Corp.	1,383	7,994
Cousins Properties, Inc.	139	3,532
Credit Agricole SA	116	3,923
Credit Saison Co. Ltd.	56	1,508
Credit Suisse Group	163	9,077
Cullen/Frost Bankers, Inc.	122	6,810
Dah Sing Financial Holdings Ltd.	119	864
Daishi Bank Ltd.	256	1,096
Daito Trust Cons Ltd.	30	1,396
Daiwa Securities Group, Inc.	463	4,591
Danske Bank A/S	73	2,532
DB RREEF Trust	961	1,600
DBS Group Holdings Ltd.	369	5,404
DCT Industrial Trust, Inc.	1,322	13,220
Deerfield Capital Corp.	21	30
Delphi Financial Group, Inc.	254	6,900
Derwent London PLC	32	852
Deutsche Bank AG	81	9,754
Deutsche Boerse AG	32	4,682
Deutsche Postbank AG	14	1,233
Developers Diversified Realty Corp.	220	9,449
Dexia SA	86	2,402
DiamondRock Hospitality Co.	589	7,510
Digital Realty Trust, Inc.	306	11,858
Dime Community Bancshares, Inc.	148	2,763
DnB NOR ASA	114	1,709
Downey Financial Corp.	119	1,683
Duke Realty Corp.	270	6,593
E*Trade Financial Corp. (a)	2,481	9,874
EFG Eurobank Ergasias SA	42	1,304
Endurance Specialty Holdings Ltd.	117	4,344
Equity Lifestyle Properties, Inc.	91	4,499
Equity Residential Property Trust	80	3,322
Erie Indemnity Co.	95	5,075
Erste Bank der Oesterreichisch AG	34	2,533
Essex Property Trust, Inc.	129	15,351
Euler Hermes SA	7	811
Eurazeo	8	1,038
Everest Re Group Ltd.	129	11,655
Fairfax Financial Holdings Ltd.	6	1,811
Fannie Mae	372	10,528
Federal Realty Investment Trust	81	6,654
Federated Investors, Inc.	195	6,529
FelCor Lodging Trust, Inc.	354	4,457
Fidelity National Financial, Inc.	427	6,828
Fifth Third BanCorp.	153	3,279
First American Corp.	163	5,346
First BanCorp.	421	4,332
First Community Bancorp, Inc.	207	4,448
First Horizon National Corp.	247	2,668
First Industrial Realty Trust, Inc.	259	7,824
First Marblehead Corp.	103	381
First Midwest BanCorp., Inc.	394	10,059
First Niagara Financial Group	823	11,876
FirstFed Financial Corp. (a)	92	1,406
FirstMerit Corp.	593	12,168
FKP Property Group	182	610
FNB Corp.	525	8,117
Fonciere Des Regions	7	1,068
Fondiaria-Sai SpA	23	930
Forest City Enterprises, Inc.	102	3,768
Forestar Real Estate Group, Inc. (a)	235	5,852
Fortis	202	5,524
Franklin Resources, Inc.	70	6,661

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Franklin Street Properties Corp.	372	5,494
Fraser and Neave Ltd.	363	1,280
Freddie Mac	76	1,893
Fremont General Corp. (a)	564	130
Friedman Billings Ramsey Group	841	2,094
Friends Provident PLC	333	786
Frontier Financial Corp.	271	4,336
Fukuoka Financial Group, Inc.	600	2,972
Fulton Financial Corp.	1,177	14,677
Genting International PLC (a)	1,849	832
Genworth Financial, Inc.	144	3,321
GLG Partners, Inc.	484	3,993
Goldman Sachs Group, Inc.	135	25,835
Goodman Group	487	2,077
GPT Group	695	2,184
Gramercy Capital Corp.	88	1,672
Great-West Lifeco, Inc.	40	1,243
Greentown China Holdings Ltd.	455	531
Guaranty Financial Group, Inc. (a)	51	390
The Gunma Bank Ltd.	165	1,319
Guoco Group Ltd.	75	804
GZI Real Estate Investment Trust	909	346
Hachijuni Bank Ltd.	172	1,135
Hammerson PLC	45	902
Hang Lung Group Ltd.	278	1,496
Hang Lung Properties Ltd.	608	2,473
Hang Seng Bank Ltd.	229	4,587
Hannover Rueckversicherung AG	24	1,311
Hartford Financial Services Group, Inc.	111	7,911
Hbos PLC	581	5,434
HCC Insurance Holdings, Inc.	221	5,454
HCP, Inc.	489	17,457
Health Care REIT, Inc.	588	28,489
Healthcare Realty Trust, Inc.	376	10,652
Henderson Investment Ltd.	661	76
Henderson Land Development Corp.	364	2,779
Higo Bank Ltd.	164	1,030
Hilb Rogal & Hobbs Co.	147	4,253
Hiroshima Bank Ltd.	208	1,144
The Hokkoku Bank Ltd.	254	1,089
Hokuhoku Financial Group, Inc.	463	1,469
Home Properties, Inc.	141	7,412
Hong Kong Exchanges and Clearing Ltd.	353	7,211
Hongkong Land Holdings Ltd.	616	2,797
Hopewell Holdings Ltd.	251	1,095
Hopson Development Holdings Ltd.	302	644
Horace Mann Educators Corp.	237	4,010
Hospitality Properties Trust	186	5,976
Host Hotels & Resorts, Inc.	1,150	19,780
HRPT Properties Trust	1,657	11,483
HSBC Holdings PLC	2,264	39,605
Hudson City BanCorp., Inc.	999	19,111
Huntington Bancshares, Inc.	909	8,536
The Hyakugo Bank Ltd.	168	1,100
The Hyakujushi Bank Ltd.	215	1,280
Hypo Real Estate Holding AG	31	1,156
Hysan Development Co. Ltd.	420	1,218
ICAP PLC	112	1,305
IGM Financial, Inc.	22	1,046
Immoeast AG (a)	83	847
Immofinanz AG	86	952
Industrial Alliance Insurance	29	1,141
IndyMac BanCorp., Inc.	419	1,362
ING Groep NV	324	12,403
ING Industrial Fund	512	1,010

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
ING Office Fund	758	998
Insurance Australia Group Ltd.	597	2,450
IntercontinentalExchange, Inc. (a)	110	17,067
International Bancshares Corp.	426	10,646
Intesa Sanpaolo RNC	152	1,081
Intesa Sanpaolo SpA	1,492	11,191
Invesco Ltd.	726	18,622
Investec PLC	87	623
Investment Technology Group, Inc. (a)	179	8,639
Investor AB - A Shares	42	970
Investor AB - B Shares	71	1,690
IPC Holdings Ltd.	123	3,581
Irish Life & Permanent PLC	45	727
iStar Financial, Inc.	256	4,928
IVG Immobilien AG	30	758
Iyo Bank Ltd.	123	1,402
JAFCO Co. Ltd.	24	956
Janus Capital Group, Inc.	402	11,280
Japan Securities Finance Co. Ltd.	80	665
Jefferies Group, Inc.	209	3,929
Jones Lang LaSalle, Inc.	61	4,734
The Joyo Bank Ltd.	268	1,521
JPMorgan Chase & Co.	1,232	58,705
The Juroku Bank Ltd.	181	1,064
Jyske Bank A/S (a)	14	967
The Kagoshima Bank Ltd.	149	1,195
KBC Groep NV	26	3,539
The Keiyo Bank Ltd.	193	1,362
Keppel Land Ltd.	198	885
Kerry Properties Ltd.	151	1,022
KeyCorp.	826	19,931
Kilroy Realty Corp.	134	7,011
Kimco Realty Corp.	527	21,033
Kinnevik Investment AB	57	1,223
Klepierre SA	21	1,283
Knight Capital Group, Inc. (a)	599	11,207
Kowloon Development Co. Ltd.	494	1,090
LaBranche & Co., Inc. (a)	380	2,428
Land Securities Group PLC	69	2,112
LaSalle Hotel Properties	161	5,163
Legal & General Group PLC	1,013	2,555
Legg Mason, Inc.	59	3,557
Lehman Brothers Holdings, Inc.	186	8,229
Lend Lease Corp. Ltd.	115	1,345
Leopalace21 Corp.	45	795
Lexington Realty Trust	355	5,112
Liberty International PLC	52	1,014
Liberty Property Trust	178	6,235
Lincoln National Corp.	69	3,709
Link REIT	552	1,325
Lloyds TSB Group PLC	874	7,514
Loews Corp.	117	4,927
London Stock Exchange Group PLC	40	856
M&T Bank Corp.	147	13,705
The Macerich Co.	137	10,019
Mack-Cali Realty Corp.	135	5,268
Macquarie Communications Infrastructure Group	213	902
Macquarie CountryWide Trust	646	844
Macquarie Group Ltd.	84	5,026
Macquarie Infrastructure Group	892	2,382
Macquarie Office Trust	833	810
Man Group PLC	255	2,948
Manulife Financial Corp.	240	9,382
Mapfre SA	232	1,185
Markel Corp. (a)	19	8,254

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Marsh & McLennan Cos, Inc.	178	4,911
Marshall & Ilsley Corp.	568	14,189
Max Capital Group Ltd.	291	6,812
MBIA, Inc.	542	5,637
Mediobanca SpA	60	1,259
Meinl European Land Ltd. (a)	47	620
Mercury General Corp.	52	2,594
Merrill Lynch & Co., Inc.	138	6,877
MetLife, Inc.	159	9,675
MGIC Investment Corp.	482	6,280
Mid-America Apartment Communities	105	5,566
Millea Holdings, Inc.	275	11,663
Mirvac Group	336	1,331
Mitsubishi Estate Co. Ltd.	456	13,243
Mitsubishi UFJ Financial Group	4,763	52,401
Mitsubishi UFJ Lease & Finance Co. Ltd.	24	1,177
Mitsui Fudosan Co. Ltd.	293	7,382
Mitsui Sumitomo Insurance Co.	-	-
Mitsui Sumitomo Insurance Group (a)	142	5,654
Mizuho Financial Group, Inc.	4	20,772
Mizuho Trust & Banking Co. Ltd.	568	940
Montpelier Re Holdings Ltd.	204	3,366
Morgan Stanley	374	18,176
Muenchener Rueckversicherungs AG	34	6,585
Musashino Bank Ltd.	23	1,000
The Nanto Bank Ltd.	216	1,113
The Nasdaq Stock Market, Inc. (a)	248	9,040
National Australia Bank Ltd.	531	15,135
National Bank of Canada	25	1,334
National Bank of Greece SA	74	4,110
National City Corp.	358	2,255
National Financial Partners Co.	298	8,022
National Retail Properties, Inc.	534	12,234
Nationwide Financial Services, Inc.	335	16,790
Nationwide Health Properties, Inc.	692	24,926
New World Development Ltd.	745	1,922
New York Community BanCorp., Inc.	750	14,003
NewAlliance Bancshares, Inc.	633	8,520
Newcastle Investment Corp.	301	2,977
Nexity Financial Corp.	14	629
Nipponkoa Insurance Co. Ltd.	267	2,601
The Nishi-Nippon City Bank Ltd.	325	994
Nissay Dowa General Insurance Co. Ltd.	193	1,125
Nomura Holdings, Inc.	634	11,023
Nomura Real Estate Holdings	36	730
Nordea Bank AB	322	5,335
Northern Rock PLC	66	118
Nymex Holdings, Inc.	36	3,334
NYSE Euronext, Inc.	124	8,196
Ogaki Kyoritsu Bank Ltd.	218	1,124
Okasan Holdings, Inc.	171	923
OKO Bank PLC	62	1,240
Old Mutual PLC	854	2,176
Old National BanCorp.	371	6,348
Old Republic International Corp.	588	8,438
Onex Corp.	35	1,098
optionsXpress Holdings, Inc.	275	5,904
ORIX Corp.	30	5,412
Oversea-Chinese Banking Corp.	821	5,358
Pacific Capital BanCorp. NA	278	5,666
Pargesa Holding SA	10	1,150
Park National Corp.	47	3,572
PartnerRe Ltd.	116	8,582
Pennsylvania Real Estate Investment Trust	274	6,899
People's United Financial, Inc.	311	5,278

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Perpetual Ltd.	16	828
PFF BanCorp., Inc.	67	253
Philadelphia Consolidated Holding Corp. (a)	246	9,072
Phoenix Cos, Inc./The	850	11,050
Piper Jaffray Cos (a)	75	2,795
Piraeus Bank SA	52	1,774
Platinum Underwriters Holdings Ltd.	439	15,747
PMI Group, Inc./The	661	3,721
PNC Financial Services Group, Inc.	131	9,085
Popular, Inc.	499	6,223
Post Properties, Inc.	183	6,716
Power Corporation of Canada	49	1,718
Power Financial Corp.	36	1,329
Principal Financial Group, Inc.	85	4,561
ProAssurance Corp. (a)	124	6,551
Promise Co. Ltd.	40	1,266
Prosperity Bancshares, Inc.	259	8,021
Prosperity REIT	1,732	358
Protective Life Corp.	128	5,455
Provident Bankshares Corp.	179	2,293
Provident Financial Services, Inc.	354	5,462
Prudential Financial, Inc.	151	11,432
Prudential PLC	379	5,198
Public Storage, Inc.	55	4,989
QBE Insurance Group Ltd.	287	6,848
Quintain Estates & Development PLC	58	469
Radian Group, Inc.	660	3,564
Raiffeisen International Bank-Holding AG	7	1,138
RAIT Financial Trust	368	2,797
Ratos AB	35	1,225
Raymond James Financial, Inc.	195	5,610
Realty, Income Corp.	688	18,101
Redwood Trust, Inc.	227	7,557
Regency Centers Corp.	100	7,157
Regions Financial Corp.	182	3,989
Reinsurance Group of America, Inc.	57	2,963
RenaissanceRe Holdings Ltd.	129	6,636
Resolution PLC	106	1,515
Resona Holdings, Inc.	2	3,847
RLI Corp.	92	4,416
Royal & Sun Alliance Insurance Group PLC	463	1,237
Royal Bank of Canada	199	9,489
Royal Bank of Scotland Group PLC	2,038	13,977
Safeco Corp.	209	13,949
Sampo Oyj	77	2,183
San-In Godo Bank Ltd.	124	1,097
Schroders PLC	43	900
Segro PLC	91	834
Selective Insurance Group	329	7,014
Senior Housing Properties Trust	656	15,711
The Senshu Bank Ltd.	428	938
The Shiga Bank Ltd.	168	1,121
Shimao Property Holdings Ltd.	407	810
Shinko Securities Co. Ltd.	223	761
Shinsei Bank Ltd.	490	2,158
Shizuoka Bank Ltd.	235	2,879
Shui On Land Ltd.	1,039	1,033
Shun Tak Holdings Ltd.	699	931
Simon Property Group, Inc.	96	9,587
Singapore Exchange Ltd.	353	2,236
Sino Land Co	483	1,221
Skandinaviska Enskilda Banken AB	84	2,041
SL Green Realty Corp.	114	10,579
Societa Cattolica di Assicuraz	19	1,024
Societe Generale	72	8,452

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Sompo Japan Insurance, Inc.	327	3,638
Sony Financial Holdings, Inc.	1	4,222
South Financial Group, Inc.	422	2,549
Sovereign BanCorp., Inc.	658	4,915
St George Bank Ltd.	176	4,415
Standard Chartered PLC	217	7,739
Standard Life PLC	327	1,628
State Street Corp.	169	12,192
Sterling Bancshares, Inc.	493	5,122
Sterling Financial Corp.	295	3,602
Stockland Trust Group	476	3,247
Storebrand ASA	72	686
Strategic Hotels & Resorts, Inc.	572	8,243
Sumitomo Mitsui Financial Group, Inc.	3	25,821
Sumitomo Realty & Development Ltd.	158	3,951
Sumitomo Trust & Banking Co. Ltd.	554	4,981
Sun Hung Kai Properties Ltd.	456	7,987
Sun Life Financial, Inc.	89	4,303
SunCorp-Metway Ltd.	319	4,108
Sunstone Hotel Investors, Inc.	353	6,594
Suntec REIT	873	972
SunTrust Banks, Inc.	90	5,018
Suruga Bank Ltd.	87	1,227
Susquehanna Bancshares, Inc.	636	12,650
SVB Financial Group (a)	139	6,764
Svenska Handelsbanken AB	78	2,169
Swedbank AB	56	1,422
Swiss Life Holding	5	1,498
Swiss Reinsurance AG	58	4,837
SWS Group, Inc.	155	2,034
Sydbank A/S	21	789
Synovus Financial Corp.	631	7,471
T Rowe Price Group, Inc.	462	27,055
T&D Holdings, Inc.	82	5,220
Takefuji Corp.	44	1,043
Taubman Centers, Inc.	270	15,301
TCF Financial Corp.	247	4,298
TD Ameritrade Holding Corp. (a)	111	2,009
Thornburg Mortgage, Inc.	836	1,020
Tokai Tokyo Securities Co. Ltd.	193	783
Tokyo Tatemono Co. Ltd.	106	924
The Tokyo Tomin Bank Ltd.	31	657
Tokyu Land Corp.	152	1,130
Topdanmark A/S (a)	6	1,061
Torchmark Corp.	189	12,236
Toronto-Dominion Bank	275	18,038
The Travelers Cos, Inc.	216	10,886
Trustco Bank Corp.	413	3,605
Trustmark Corp.	391	8,516
TSX Group, Inc.	27	1,134
UBS AG (a)	310	10,464
UCBH Holdings, Inc.	729	5,307
UDR, Inc.	267	6,750
Umpqua Holdings Corp.	361	5,325
Unibail-Rodamco	13	3,366
UniCredit SpA	1,903	14,505
UnionBanCal Corp.	107	5,619
Unione di Banche Italiane SCPA	99	2,626
Unipol Gruppo Finanziario SpA	323	1,061
United Bankshares, Inc.	255	7,418
United Community Banks, Inc.	375	5,149
United Industrial Corp. Ltd.	535	1,077
United Overseas Bank Ltd.	403	6,062
Unitrin, Inc.	94	3,566
Unum Group	829	19,241

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
UOL Group Ltd.	306	857
Urban Corp.	68	371
US BanCorp.	567	19,216
Valad Property Group	686	618
Valiant Holding AG	7	1,317
Valley National BanCorp	244	4,682
Ventas, Inc.	323	15,685
W Holding Co., Inc.	960	1,008
Wachovia Corp.	747	21,775
Waddell & Reed Financial, Inc.	109	3,691
Washington Federal, Inc.	589	14,024
Washington Mutual, Inc.	271	3,331
Webster Financial Corp.	416	10,837
Weingarten Realty Investors	161	5,939
Wells Fargo & Co.	1,165	34,659
Wereldhave NV	3	382
Westfield Group	617	10,618
Westpac Banking Corp.	609	14,072
Wheelock & Co. Ltd.	420	1,315
White Mountains Insurance Group Ltd.	13	6,189
Whitney Holding Corp.	469	10,979
Willis Group Holdings Ltd.	220	7,645
Wilmington Trust Corp.	138	4,537
Wing Hang Bank Ltd.	86	1,152
Wing Lung Bank Ltd.	104	1,875
Wing Tai Holdings Ltd.	444	658
Wintrust Financial Corp.	185	5,868
WR Berkley Corp.	683	17,546
XL Capital Ltd.	55	1,919
Yamaguchi Financial Group, Inc.	88	1,116
The Yamanashi Chuo Bank Ltd.	176	1,158
Zenith National Insurance Corp.	288	10,696
Zions Bancorporation	197	9,131
Zurich Financial Services AG	22	6,736
		3,242,526

Healthcare (4.87%)
Abbott Laboratories	564	29,751
Advanced Medical Optics, Inc. (a)	244	5,124
Aetna, Inc.	221	9,636
Alcon, Inc.	32	5,056
Alfresa Holdings Corp.	16	1,122
Alkermes, Inc. (a)	421	5,233
Allergan, Inc.	129	7,272
American Medical Systems Holdings, Inc. (a)	295	4,160
Amerigroup Corp. (a)	214	5,562
AmerisourceBergen Corp.	283	11,476
Amylin Pharmaceuticals, Inc. (a)	202	5,571
Apria Healthcare Group, Inc. (a)	247	4,352
Arthrocare Corp. (a)	108	4,866
Astellas Pharma, Inc.	182	7,439
AstraZeneca PLC	233	9,856
Barr Pharmaceuticals, Inc. (a)	184	9,242
Baxter International, Inc.	337	21,002
Beckman Coulter, Inc.	106	7,240
Becton Dickinson & Co.	102	9,119
BioMarin Pharmaceutical, Inc. (a)	453	16,516
Biovail Corp.	58	663
Boston Scientific Corp. (a)	581	7,745
Bristol-Myers Squibb Co.	641	14,083
Brookdale Senior Living, Inc.	84	2,199
Celesio AG	18	787
Cephalon, Inc. (a)	129	8,051
Chugai Pharmaceutical Co. Ltd.	91	1,265
Cochlear Ltd.	21	1,123

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Covance, Inc. (a)	122	10,222
Coventry Health Care, Inc. (a)	269	12,032
CR Bard, Inc.	169	15,915
Cubist Pharmaceuticals, Inc. (a)	222	4,298
CV Therapeutics, Inc. (a)	174	1,592
Daiichi Sankyo Co. Ltd.	232	6,381
Dainippon Sumitomo Pharma Co.	114	870
DaVita, Inc. (a)	201	10,534
Dentsply International, Inc.	273	10,612
Edwards Lifesciences Corp. (a)	240	13,301
Eisai Co. Ltd.	95	3,362
Elan Corp. PLC (a)	73	1,996
Eli Lilly & Co.	316	15,212
Endo Pharmaceuticals Holdings (a)	222	5,512
Essilor International SA	32	1,997
Express Scripts, Inc. (a)	96	6,722
Fisher & Paykel Healthcare Corp.	420	876
Forest Laboratories, Inc. (a)	136	4,721
Fresenius Medical Care AG & Co.	29	1,548
Gen-Probe, Inc. (a)	242	13,639
Getinge AB	49	1,252
Gilead Sciences, Inc. (a)	447	23,137
GlaxoSmithKline PLC	946	21,081
Grifols SA	51	1,430
Haemonetics Corp. (a)	111	6,353
Health Management Associates, Inc. (a)	1,897	13,526
Health Net, Inc. (a)	215	6,297
Healthscope Ltd.	236	1,209
Healthsouth Corp. (a)	318	6,255
Healthways, Inc. (a)	143	5,224
Hengan International Group Co.	321	1,147
Henry Schein, Inc. (a)	139	7,696
Herbalife Ltd.	86	3,765
Hisamitsu Pharmaceutical Co., Inc.	38	1,422
Hologic, Inc. (a)	610	17,806
Humana, Inc. (a)	139	6,643
Idexx Laboratories, Inc. (a)	314	16,705
Immucor, Inc. (a)	277	7,473
Intuitive Surgical, Inc. (a)	65	18,802
Invacare Corp.	258	4,654
Inverness Medical Innovations, Inc. (a)	352	13,024
Johnson & Johnson	1,029	69,036
Kinetic Concepts, Inc. (a)	87	3,450
King Pharmaceuticals, Inc. (a)	474	4,451
Kyowa Hakko Kogyo Co. Ltd.	77	697
Laboratory Corporation of America Holdings (a)	206	15,578
Luxottica Group SpA	30	850
Magellan Health Services, Inc. (a)	161	6,213
Medarex, Inc. (a)	505	3,621
Medco Health Solutions, Inc. (a)	240	11,890
Mediceo Paltac Holdings Co. Ltd.	74	1,248
The Medicines Co. (a)	207	4,088
Medicis Pharmaceutical Corp.	228	4,697
Medtronic, Inc.	548	26,677
Mentor Corp.	115	3,366
Merck & Co., Inc.	738	28,074
Merck KGAA	10	1,425
Miraca Holdings, Inc.	59	1,396
Mitsubishi Tanabe Pharma Corp.	93	1,111
Mylan, Inc.	715	9,417
NBTY, Inc. (a)	247	6,953
Nobel Biocare Holding AG	20	724
Novartis AG	386	19,633
Novo Nordisk A/S	60	4,131
Odyssey HealthCare, Inc. (a)	175	1,601

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Omnicare, Inc.	247	5,026
Ono Pharmaceutical Co. Ltd.	38	2,010
Onyx Pharmaceuticals, Inc. (a)	259	9,106
OSI Pharmaceuticals, Inc. (a)	97	3,361
Parkway Holdings Ltd.	425	1,097
Patterson Cos, Inc. (a)	215	7,353
Pediatrix Medical Group, Inc. (a)	229	15,577
Perrigo Co.	116	4,755
Pfizer, Inc.	2,485	49,973
PharMerica Corp. (a)	156	2,657
Psychiatric Solutions, Inc. (a)	218	7,567
Quest Diagnostics, Inc.	65	3,262
Resmed, Inc. (a)	128	5,519
Rhoen Klinikum AG	38	1,157
Roche Holding AG BR	5	928
Roche Holding AG Genus	109	18,179
Rohto Pharmaceutical Co. Ltd.	104	1,111
Sanofi-Aventis SA	161	12,611
Santen Pharmaceutical Co. Ltd.	46	1,137
Schering-Plough Corp.	745	13,715
Sepracor, Inc. (a)	179	3,857
Shimadzu Corp.	98	962
Shionogi & Co. Ltd.	107	2,054
Shire PLC	86	1,601
Sigma Pharmaceuticals Ltd.	686	767
Smith & Nephew PLC	145	1,888
Sonic Healthcare Ltd.	92	1,324
Sonova Holding AG	11	931
St Jude Medical, Inc. (a)	145	6,348
Stada Arzneimittel AG	17	1,154
STERIS Corp.	511	14,160
Stryker Corp.	158	10,243
Sunrise Senior Living, Inc. (a)	180	3,861
Suzuken Co. Ltd.	35	1,323
Synthes, Inc.	9	1,240
Sysmex Corp.	28	1,139
Taisho Pharmaceutical Co. Ltd.	79	1,507
Takeda Pharmaceutical Co. Ltd.	277	14,625
Techne Corp. (a)	204	14,794
Tenet Healthcare Corp. (a)	3,728	23,859
Terumo Corp.	68	3,348
Theravance, Inc. (a)	194	2,423
Tsumura & Co.	63	1,524
UCB SA	19	825
United Therapeutics Corp. (a)	80	6,760
UnitedHealth Group, Inc.	661	21,568
Universal Health Services, Inc.	83	5,199
Varian Medical Systems, Inc. (a)	243	11,392
VCA Antech, Inc. (a)	387	12,526
Watson Pharmaceuticals, Inc. (a)	204	6,332
WellCare Health Plans, Inc. (a)	56	2,452
WellPoint, Inc. (a)	174	8,657
West Pharmaceutical Services, Inc.	133	6,239
William Demant Holding A/S (a)	11	875
Wyeth	491	21,835
Zimmer Holdings, Inc. (a)	106	7,860
		1,165,634

Holding Companies (0.17%)
Ackermans & Van Haaren NV	11	1,127
China Merchants Holdings International Co.	328	1,684
China Resources Enterprise Ltd.	355	1,303
Citic Pacific Ltd.	249	1,166
First Pacific Co.	1,495	1,097
GEA Group AG	33	1,232

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Groupe Bruxelles Lambert SA	13	1,657
Guangdong Investment Ltd.	1,629	799
Guangzhou Investment Co. Ltd.	3,410	761
Hutchison Whampoa Ltd.	709	6,937
IFIL - Investments SpA	102	856
Jardine Matheson Holdings Ltd.	145	4,457
Jardine Strategic Holdings Ltd.	126	2,185
LVMH Moet Hennessy Louis Vuitton	40	4,587
Noble Group Ltd.	974	1,602
Shanghai Industrial Holdings Ltd.	250	1,036
Sherritt International Corp.	72	1,004
Swire Pacific Ltd. - A Shares	259	3,029
Swire Pacific Ltd. - B Shares	476	1,115
Washington H Soul Pattinson & Co.	128	1,039
Wendel	6	831
Wharf Holdings Ltd.	407	2,066
		41,570

Industrial (8.98%)
3M Co.	244	18,764
AAR Corp. (a)	152	3,557
ABB Ltd.	351	10,786
Acciona SA	4	1,148
Actividades de Construccion y Servicios SA (ACS)	31	1,840
Actuant Corp.	228	7,722
Acuity Brands, Inc.	180	8,611
Advantest Corp.	55	1,510
Aecom Technology Corp. (a)	94	2,581
Aeroports de Paris	10	1,196
AGFA-Gevaert NV	51	376
Agilent Technologies, Inc. (a)	173	5,226
Albany International Corp.	150	5,445
Alfa Laval AB	17	1,119
Alliant Techsystems, Inc. (a)	167	18,330
Allied Waste Industries, Inc. (a)	583	7,206
Alps Electric Co. Ltd.	110	1,023
Alstom SA	16	3,724
Amada Co. Ltd.	130	1,080
Amcor Ltd.	306	1,949
Amec PLC	84	1,328
American Commercial Lines, Inc. (a)	67	1,060
Ametek, Inc.	179	8,685
Amphenol Corp.	299	13,808
Ansell Ltd.	107	1,161
Applera Corp. - Applied Biosyst	365	11,647
Aptargroup, Inc.	329	14,525
Arkansas Best Corp.	139	5,488
Arriva PLC	68	954
Arrow Electronics, Inc. (a)	115	3,129
Asahi Glass Co. Ltd.	390	4,647
Assa Abloy AB	51	797
Astec Industries, Inc. (a)	69	2,529
Auckland International Airport	428	712
Avnet, Inc. (a)	236	6,181
BAE Systems PLC	522	4,843
Balfour Beatty PLC	123	1,077
BE Aerospace, Inc. (a)	435	17,557
Belden, Inc.	185	6,242
Bemis Co., Inc.	205	5,392
Benchmark Electronics, Inc. (a)	444	7,894
Bilfinger Berger AG	13	1,122
Boeing Co.	362	30,719
Bombardier, Inc. (a)	222	1,455
Boral Ltd.	203	1,191
Bouygues	42	3,150

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Briggs & Stratton Corp.	283	4,307
Brink's Co.	165	12,004
Brother Industries Ltd.	92	1,189
Bucyrus International, Inc.	174	21,912
Burlington Northern Santa Fe	92	9,435
Buzzi Unicem SpA	35	898
CAE, Inc.	85	976
Campbell Brothers Ltd.	47	1,214
Canadian National Railway Co.	74	3,875
Canadian Pacific Railway Ltd.	23	1,584
Carlisle Cos, Inc.	254	7,336
Casio Computer Co. Ltd.	87	1,297
Central Glass Co. Ltd.	196	741
Central Japan Railway Co.	2	19,618
Ceradyne, Inc. (a)	101	3,935
CH Robinson Worldwide, Inc.	304	19,055
Charter PLC	46	822
Checkpoint Systems, Inc. (a)	226	5,860
Cheung Kong Infrastructure Holdings Co.	304	1,315
China Grand Forestry Resources (a)	2,661	314
Chiyoda Corp.	58	436
Cie de Saint-Gobain SA	57	4,607
Cimpor Cimentos de Portugal SG	110	979
Clarcor, Inc.	216	9,063
Cobham PLC	279	1,223
Cognex Corp.	235	5,922
Coherent, Inc. (a)	130	3,874
ComfortDelgro Corp. Ltd.	802	1,035
Commercial Metals Co.	234	7,287
Comsys Holdings Corp.	98	884
Con-Way, Inc.	74	3,423
Cookson Group PLC	77	1,087
Cooper Industries Ltd.	95	4,027
Cosco Corp. Singapore Ltd.	322	750
CRH PLC	84	3,208
CSR Ltd.	380	1,133
CSX Corp.	178	11,205
CTS Corp.	221	2,486
Cummins, Inc.	328	20,549
Curtiss-Wright Corp.	187	8,881
Cymer, Inc. (a)	113	2,937
Daifuku Co. Ltd.	88	1,099
Daiichi Chuo Kisen Kaisha	148	998
Daikin Industries Ltd.	88	4,384
Dainippon Screen Manufacturing Co.	148	643
Danaher Corp.	102	7,958
Deere & Co.	58	4,876
Deutsche Post AG	129	4,040
Dionex Corp. (a)	77	6,023
Disco Corp.	20	983
Dolby Laboratories, Inc. (a)	104	4,176
Donaldson Co., Inc.	358	15,587
Dover Corp.	425	21,025
Downer EDI Ltd.	185	1,265
DRS Technologies, Inc.	212	13,237
Dyno Nobel Ltd.	593	1,639
EADS	53	1,337
Eagle Materials, Inc.	195	7,075
East Japan Railway Co.	2	15,945
Eastman Kodak Co.	685	12,255
Eaton Corp.	341	29,953
Ebara Corp.	227	821
Eiffage SA (a)	8	736
EMCOR Group, Inc. (a)	249	6,240
Energizer Holdings, Inc. (a)	109	8,618

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Energy Conversion Devices, Inc. (a)	162	5,280
ESCO Technologies, Inc. (a)	105	4,889
Esterline Technologies Corp. (a)	153	8,516
Expeditors International Washington, Inc.	373	17,378
Fanuc Ltd.	66	6,937
FedEx Corp.	82	7,861
Finmeccanica SpA	45	1,574
Finning International, Inc.	42	1,249
Firstgroup PLC	84	948
Fletcher Building Ltd.	162	1,085
Flextronics International Ltd. (a)	1,178	12,239
Flir Systems, Inc. (a)	294	10,093
Flowserve Corp.	96	11,913
FLSmidth & Co.	12	1,271
Fluor Corp.	154	23,542
Fomento de Construcciones y Contratas (FCC)	12	867
Forward Air Corp.	120	4,091
Foster Wheeler Ltd. (a)	246	15,668
Fuji Electric Holdings Co. Ltd.	262	1,031
FUJIFILM Holdings Corp.	171	6,561
Fujikura Ltd.	175	769
Funai Electric Co. Ltd.	19	709
Furukawa Electric Co. Ltd.	235	852
Futuris Corp. Ltd.	530	1,055
Gamesa Corporacion Tecnologica SA	27	1,314
Gardner Denver, Inc. (a)	212	9,847
Garmin Ltd.	90	3,681
GATX Corp.	251	11,044
General Cable Corp. (a)	248	16,616
General Dynamics Corp.	118	10,670
General Electric Co.	3,628	118,636
General Maritime Corp.	149	3,893
Genesee & Wyoming, Inc. (a)	175	6,244
Gentex Corp.	276	5,156
Glory Ltd.	41	923
Go-Ahead Group PLC	19	623
Goodrich Corp.	177	12,063
GrafTech International Ltd. (a)	737	14,482
Granite Construction, Inc.	61	2,092
Greif, Inc.	50	3,230
Grupo Ferrovial SA	12	977
Hamamatsu Photonics KK	35	1,067
Hankyu Hanshin Holdings, Inc.	423	1,912
Harsco Corp.	161	9,552
HeidelbergCement AG	7	1,179
Heidelberger Druckmaschinen AG	22	527
Hirose Electric Co. Ltd.	12	1,422
Hitachi Cable Ltd.	177	701
Hitachi Construction Machinery Co. Ltd.	30	946
Hitachi Koki Co. Ltd.	61	1,005
Hitachi Ltd.	1,107	7,463
Hitachi Zosen Corp. (a)	562	589
Hochtief AG	11	1,132
Holcim Ltd.	31	3,049
Honeywell International, Inc.	227	13,484
Hong Kong Aircraft Engineering Co. Ltd.	62	1,105
Horiba Ltd.	28	951
Hosiden Corp.	69	1,400
HOYA Corp.	143	3,961
Hubbell, Inc.	105	4,697
Ibiden Co. Ltd.	49	2,130
IDEX Corp.	414	15,190
IHI Corp.	488	1,051
Iino Kaiun Kaisha Ltd.	84	946
Imerys SA	11	954

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
IMI PLC	91	819
Ingersoll-Rand Co. Ltd.	71	3,151
Insituform Technologies, Inc. (a)	191	3,232
Intermec, Inc. (a)	200	4,224
Invensys PLC	141	838
Itron, Inc. (a)	145	13,497
ITT Corp.	319	20,416
Jabil Circuit, Inc.	301	3,275
Jacobs Engineering Group, Inc. (a)	189	16,316
Japan Airport Terminal Co. Ltd.	62	1,240
Japan Steel Works Ltd.	123	2,276
JGC Corp.	84	1,558
JM AB	36	597
Joy Global, Inc.	176	13,068
JS Group Corp.	91	1,576
Kajima Corp.	350	1,171
Kawasaki Heavy Industries Ltd.	518	1,335
Kawasaki Kisen Kaisha Ltd.	195	1,980
Kaydon Corp.	118	6,180
Keihan Electric Railway Co. Ltd.	305	1,343
Keihin Electric Express Railway Co. Ltd.	179	1,172
Keio Corp.	192	1,100
Keisei Electric Railway Co. Ltd.	213	1,170
Kemet Corp. (a)	492	2,002
Kennametal, Inc.	93	3,234
Keyence Corp.	12	3,054
Kinden Corp.	123	1,167
Kingspan Group PLC	45	527
Kintetsu Corp.	565	1,945
Kirby Corp. (a)	86	4,716
Kitz Corp.	108	644
Komatsu Ltd.	310	9,391
Komori Corp.	47	927
Kone OYJ	32	1,264
Konica Minolta Holdings, Inc.	176	2,634
Koninklijke BAM Groep NV	37	892
Kubota Corp.	378	2,646
Kuehne & Nagel International AG	11	1,185
Kurita Water Industries Ltd.	37	1,317
Kyocera Corp.	62	5,700
Kyowa Exeo Corp.	95	748
L-3 Communications Holdings, Inc.	219	24,408
Lafarge SA	23	4,163
Landstar System, Inc.	275	14,289
Leggett & Platt, Inc.	352	5,843
Legrand SA	31	933
Leighton Holdings Ltd.	43	1,910
Lincoln Electric Holdings, Inc.	209	15,947
Littelfuse, Inc. (a)	93	3,419
Mabuchi Motor Co. Ltd.	18	891
Macquarie Airports	540	1,600
Makino Milling Machine Co. Ltd.	81	601
Makita Corp.	48	1,653
MAN AG	15	2,106
Manitowoc Co., Inc.	239	9,039
Martin Marietta Materials, Inc.	80	8,750
Maruichi Steel Tube Ltd.	41	1,479
Masco Corp.	975	17,755
Matsushita Electric Works Ltd.	120	1,321
Matthews International Corp.	129	6,378
McDermott International, Inc. (a)	388	20,789
Meggitt PLC	174	1,026
Methode Electronics, Inc.	213	2,309
Metso Oyj	20	868
Mettler Toledo International, Inc. (a)	63	6,001

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Mine Safety Appliances Co.	90	3,345
Minebea Co. Ltd.	200	1,217
MISUMI Group, Inc.	64	1,243
Mitsubishi Electric Corp.	713	7,282
Mitsubishi Heavy Industries Ltd.	1,116	5,173
Mitsui Engineering & Shipbuilding Co. Ltd.	257	838
Mitsui OSK Lines Ltd.	397	5,463
Mitsumi Electric Co. Ltd.	28	937
Molex, Inc.	257	6,932
Monadelphous Group Ltd.	78	987
Moog, Inc. (a)	159	6,854
Mori Seiki Co. Ltd.	33	608
MTR Corp.	433	1,550
MTU Aero Engines Holding AG	16	733
Mueller Industries, Inc.	292	9,452
Mueller Water Products, Inc.	359	2,850
Murata Manufacturing Co. Ltd.	74	3,914
Nabtesco Corp.	72	1,063
Nachi-Fujikoshi Corp.	216	893
Nagoya Railroad Co. Ltd.	371	1,188
Nalco Holding Co.	272	6,253
Nankai Electric Railway Co. Ltd.	366	1,489
National Express Group PLC	46	847
National Instruments Corp.	237	6,973
NCI Building Systems, Inc. (a)	81	1,955
NEC Corp.	674	3,183
Neptune Orient Lines Ltd.	293	696
Newport Corp. (a)	143	1,646
Nexans SA	6	800
NGK Insulators Ltd.	98	1,880
Nichias Corp.	108	377
Nichicon Corp.	70	537
Nidec Corp.	40	3,012
Nikon Corp.	115	3,318
Nippon Chemi-Con Corp.	103	408
Nippon Electric Glass Co. Ltd.	122	1,883
Nippon Express Co. Ltd.	315	1,739
Nippon Sheet Glass Co. Ltd.	222	1,016
Nippon Yusen KK	406	3,943
Nishi-Nippon Railroad Co. Ltd.	301	1,062
NKT Holding A/S	10	812
Nordson Corp.	123	7,261
Norfolk Southern Corp.	114	6,792
Norsk Hydro ASA	112	1,668
Northrop Grumman Corp.	113	8,313
NSK Ltd.	161	1,341
NTN Corp.	148	1,133
Obayashi Corp.	239	1,156
Odakyu Electric Railway Co. Ltd.	206	1,401
Okuma Corp.	66	750
Old Dominion Freight Line, Inc. (a)	132	4,052
Olympus Corp.	83	2,730
Omron Corp.	78	1,620
Orbotech Ltd. (a)	191	3,352
Orient Overseas (International) Ltd.	91	500
OSG Corp.	77	1,083
Overseas Shipholding Group, Inc.	202	15,203
Owens Corning, Inc. (a)	145	3,061
Owens-Illinois, Inc. (a)	343	18,916
Pacer International, Inc.	214	3,972
Pacific Basin Shipping Ltd.	737	1,349
Packaging Corporation of America	179	3,934
Pall Corp.	242	8,414
Park Electrochemical Corp.	78	2,114
Parker Hannifin Corp.	287	22,917

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Pentair, Inc.	203	7,476
Plexus Corp. (a)	259	6,239
Precision Castparts Corp.	60	7,054
Regal-Beloit Corp.	134	4,970
Republic Services, Inc.	340	10,809
Rexam PLC	107	952
Rheinmetall AG	12	915
Rieter Holding AG	2	747
Rinnai Corp.	36	1,153
Rockwell Automation, Inc.	196	10,629
Rockwell Collins, Inc.	294	18,554
Rolls-Royce Group PLC	25,368	2,493
Roper Industries, Inc.	169	10,498
Royal Philips NV	177	6,676
Ryder System, Inc.	122	8,353
Sacyr Vallehermoso SA	23	819
Safran SA	43	908
Sagami Railway Co. Ltd.	333	1,278
Sankyu, Inc.	218	1,140
Sanmina-SCI Corp. (a)	4,130	6,402
Sanwa Holdings Corp.	184	764
Sanyo Electric Co. Ltd. (a)	704	1,753
Schindler Holding AG	17	1,384
Schneider Electric SA	37	4,543
Sealed Air Corp.	297	7,511
Seino Holdings Corp.	112	750
SembCorp. Industries Ltd.	290	898
SembCorp. Marine Ltd.	406	1,108
Sharp Corp.	363	6,099
Shaw Group, Inc. (a)	109	5,387
Shima Seiki Manufacturing Ltd.	25	983
Shimizu Corp.	242	1,143
Siemens AG	131	15,540
SIG PLC	41	613
Sims Group Ltd.	47	1,467
Singapore Post Ltd.	1,331	1,139
Singapore Technologies Engineering Ltd.	447	1,061
Skanska AB	61	1,011
SMC Corp.	21	2,440
Snap-On, Inc.	298	17,674
SNC-Lavalin Group, Inc.	30	1,505
Sonoco Products Co.	195	6,425
Spirit Aerosystems Holdings, Inc. (a)	489	14,264
SPX Corp.	75	9,225
Stanley Electric Co. Ltd.	61	1,546
Stanley Works/The	163	7,863
Star Micronics Co. Ltd.	37	630
Stericycle, Inc. (a)	139	7,420
STX Pan Ocean Co. Ltd.	704	1,749
Sumitomo Electric Industries Ltd.	252	3,243
Sumitomo Heavy Industries Ltd.	200	1,683
Tadano Ltd.	75	776
Taiheiyo Cement Corp.	315	718
Taisei Corp.	354	936
Taiyo Yuden Co. Ltd.	50	577
Techtronic Industries Co.	917	888
Teekay Corp.	87	3,971
Teledyne Technologies, Inc. (a)	131	7,694
Teleflex, Inc.	157	8,649
Tenaris SA	73	1,925
Terex Corp. (a)	196	13,657
Tetra Tech, Inc. (a)	449	9,487
Texas Industries, Inc.	109	8,438
Textron, Inc.	72	4,393
Thales SA	19	1,246

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
THK Co. Ltd.	46	1,020
Thomas & Betts Corp. (a)	101	3,783
Tidewater, Inc.	97	6,326
Timken Co.	153	5,531
Titan Cement Co. SA	21	941
TNT NV	60	2,338
Tobu Railway Co. Ltd.	285	1,453
Toda Corp.	199	966
Toho Zinc Co. Ltd.	113	631
Tokyo Seimitsu Co. Ltd.	32	640
Tokyu Corp.	351	1,860
Toll Holdings Ltd.	200	1,496
Tomkins PLC	226	820
Toshiba Corp.	1,069	8,862
Toyo Seikan Kaisha Ltd.	64	1,256
Transfield Services Ltd.	112	1,353
Transpacific Industries Group Ltd.	95	777
Transport International Holding Ltd.	202	1,089
Travis Perkins PLC	28	540
Tredegar Corp.	160	2,614
Trimble Navigation Ltd. (a)	251	8,230
Trinity Industries, Inc.	135	4,104
Tsubakimoto Chain Co.	150	1,010
Tyco International Ltd.	186	8,703
Ulvac, Inc.	27	1,104
Union Pacific Corp.	99	14,374
United Group Ltd.	68	915
United Technologies Corp.	303	21,958
URS Corp. (a)	387	15,612
Ushio, Inc.	57	1,079
UTi Worldwide, Inc.	140	3,077
Vallourec SA	8	2,190
Valmont Industries, Inc.	39	3,840
Varian, Inc. (a)	123	6,264
Venture Corp. Ltd.	108	884
Vishay Intertechnology, Inc. (a)	342	3,232
Wabtec Corp.	202	8,662
Wartsila Oyj	15	1,031
Waste Connections, Inc. (a)	276	8,851
Waste Management, Inc.	150	5,415
Waters Corp. (a)	175	10,756
Weir Group PLC	72	1,191
Werner Enterprises, Inc.	322	6,263
Wesfarmers Ltd.	230	8,116
West Japan Railway Co.	2	8,636
Wienerberger AG	16	925
WorleyParsons Ltd.	65	2,378
Worthington Industries, Inc.	545	9,815
Yamatake Corp.	36	1,046
Yamato Holdings Co. Ltd.	148	2,158
Yaskawa Electric Corp.	89	902
YIT OYJ	34	969
Yokogawa Electric Corp.	80	870
YRC Worldwide, Inc. (a)	468	7,605
Zardoya Otis SA	35	983
Zebra Technologies Corp. (a)	115	4,225
Zodiac SA	15	805
		2,149,467

Technology (6.02%)
ACI Worldwide, Inc. (a)	322	7,116
Actel Corp. (a)	215	3,543
Activision, Inc. (a)	451	12,200
Adobe Systems, Inc. (a)	249	9,285
Advanced Micro Devices, Inc. (a)	849	5,060

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Advent Software, Inc. (a)	79	3,149
Affiliated Computer Services, Inc. (a)	156	8,263
Agilysys, Inc.	173	1,896
Altera Corp.	601	12,789
Amkor Technology, Inc. (a)	848	8,098
Analog Devices, Inc.	140	4,509
Ansys, Inc. (a)	366	14,724
Apple, Inc. (a)	455	79,147
Applied Materials, Inc.	597	11,140
ARM Holdings PLC	362	727
ASM Pacific Technology Ltd.	118	804
ASML Holding NV	63	1,804
ATMI, Inc. (a)	144	4,239
Atos Origin SA	18	1,108
Autodesk, Inc. (a)	384	14,592
Automatic Data Processing, Inc.	138	6,100
Autonomy Corp. PLC (a)	64	1,090
Avid Technology, Inc. (a)	170	3,548
Axcelis Technologies, Inc. (a)	699	3,775
BMC Software, Inc. (a)	330	11,471
Broadridge Financial Solutions, Inc.	337	6,275
Brocade Communications Systems, Inc. (a)	1,130	8,091
Brooks Automation, Inc. (a)	973	10,080
CA, Inc.	182	4,029
Cabot Microelectronics Corp. (a)	100	3,405
CACI International, Inc. (a)	127	6,365
Cadence Design Systems, Inc. (a)	525	5,843
Canon, Inc.	413	20,653
Cap Gemini SA	22	1,340
Cerner Corp. (a)	104	4,812
CGI Group, Inc. (a)	106	1,235
Ciber, Inc. (a)	306	1,916
Citrix Systems, Inc. (a)	350	11,463
Cognizant Technology Solutions (a)	504	16,254
Cohu, Inc.	184	3,196
Computer Sciences Corp. (a)	387	16,869
Computershare Ltd.	166	1,402
Compuware Corp. (a)	640	4,826
Conexant Systems, Inc. (a)	3,430	1,698
Cree, Inc. (a)	328	8,528
CSG Systems International, Inc. (a)	250	3,025
CSK Holdings Corp.	34	721
Cypress Semiconductor Corp. (a)	226	6,355
Dassault Systemes SA	18	1,136
Dell, Inc. (a)	947	17,643
Diebold, Inc.	160	6,272
DSP Group, Inc. (a)	176	2,311
DST Systems, Inc. (a)	72	4,308
Dun & Bradstreet Corp.	114	9,610
Electronic Arts, Inc. (a)	134	6,897
Electronics for Imaging (a)	455	6,561
EMC Corp. (a)	1,122	17,279
Emulex Corp. (a)	177	2,317
Entegris, Inc. (a)	714	5,384
Factset Research Systems, Inc.	73	4,382
Fidelity National Information Services, Inc.	340	12,260
Fiserv, Inc. (a)	291	14,710
Formfactor, Inc. (a)	183	3,526
Fujitsu Ltd.	687	4,380
Global Payments, Inc.	128	5,665
Hewlett-Packard Co.	1,340	62,109
HIS, Inc. (a)	44	2,906
Hutchinson Technology, Inc. (a)	149	2,107
IBM Corp.	497	59,988
Ikon Office Solutions, Inc.	612	6,701

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Imation Corp.	203	4,746
Indra Sistemas SA	42	1,150
Infineon Technologies AG (a)	116	1,080
Informatica Corp. (a)	338	5,394
Intel Corp.	3,026	67,359
International Rectifier Corp. (a)	118	2,686
Intersil Corp.	262	7,001
Intuit, Inc. (a)	543	14,645
Itochu Techno-Solutions Corp.	30	946
Jack Henry & Associates, Inc.	573	15,058
Kla-Tencor Corp.	264	11,532
Konami Corp.	48	1,717
Kulicke & Soffa Industries, Inc. (a)	325	2,142
Lam Research Corp. (a)	222	9,066
Lattice Semiconductor Corp. (a)	736	2,495
Lenovo Group Ltd.	1,629	1,246
Lexmark International, Inc. (a)	174	5,462
Linear Technology Corp.	379	13,250
LogicaCMG PLC	346	789
Logitech International SA (a)	40	1,224
Marvell Technology Group Ltd. (a)	192	2,486
Mastercard, Inc.	53	14,742
Maxim Integrated Products, Inc.	135	2,839
MEMC Electronic Materials, Inc. (a)	96	6,045
Mentor Graphics Corp. (a)	339	3,414
Metavante Technologies, Inc. (a)	267	6,293
Micrel, Inc.	350	3,437
Micron Technology, Inc. (a)	1,073	8,284
Micros Systems, Inc. (a)	425	15,151
Microsemi Corp. (a)	270	6,615
Microsoft Corp.	4,335	123,634
Misys PLC	224	698
National Semiconductor Corp.	126	2,569
Navteq Corp. (a)	172	12,764
NCR Corp. (a)	301	7,414
Neopost SA	7	733
NetApp, Inc. (a)	506	12,245
Nomura Research Institute Ltd.	53	1,170
Novell, Inc. (a)	658	4,132
Novellus Systems, Inc. (a)	195	4,263
Nuance Communications, Inc. (a)	327	6,632
Nvidia Corp. (a)	315	6,473
Obic Co. Ltd.	6	1,106
OC Oerlikon Corp. AG (a)	2	694
ON Semiconductor Corp. (a)	491	3,668
Oracle Corp. (a)	2,065	43,055
Oracle Corp. Japan	25	1,132
Otsuka Corp.	12	920
Palm, Inc. (a)	584	3,364
Parametric Technology Corp. (a)	782	13,630
Paychex, Inc.	147	5,346
Perot Systems Corp. (a)	691	10,807
Photronics, Inc. (a)	273	2,894
Pitney Bowes, Inc.	479	17,297
PMC - Sierra, Inc. (a)	1,690	13,131
QLogic Corp. (a)	305	4,868
Quantum Corp. (a)	1,327	2,322
Quest Software, Inc. (a)	435	5,794
Rambus, Inc. (a)	172	3,949
Red Hat, Inc. (a)	321	6,603
Research In Motion Ltd. (a)	72	8,764
RiCoh Co. Ltd.	244	4,207
Rohm Co. Ltd.	36	2,510
Sage Group PLC	232	912
Salesforce.com, Inc. (a)	154	10,276

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
SanDisk Corp. (a)	105	2,844
SAP AG	138	7,057
SEI Investments Co.	274	6,376
Seiko Epson Corp.	54	1,459
Semiconductor Manufacturing, Inc. (a)	8,393	635
Semtech Corp. (a)	501	8,136
Shinko Electric Industries Co.	45	620
Silicon Image, Inc. (a)	733	4,376
Silicon Laboratories, Inc. (a)	222	7,497
Silicon Storage Technology, Inc. (a)	756	2,321
SiRF Technology Holdings, Inc. (a)	480	2,837
Skyworks Solutions, Inc. (a)	1,264	10,984
Square Enix Co. Ltd.	38	1,239
SRA International, Inc. (a)	172	4,518
STMicroelectronics NV	102	1,198
Sun Microsystems, Inc. (a)	289	4,528
Sybase, Inc. (a)	160	4,707
Synopsys, Inc. (a)	168	3,882
Take-Two Interactive Software, Inc. (a)	293	7,688
TDK Corp.	44	3,013
Teradata Corp. (a)	334	7,111
Teradyne, Inc. (a)	374	4,970
Tessera Technologies, Inc. (a)	185	3,744
Texas Instruments, Inc.	614	17,904
THQ, Inc. (a)	161	3,426
Tokyo Electron Ltd.	55	3,570
TomTom NV (a)	17	595
Total System Services, Inc.	451	10,735
Trident Microsystems, Inc. (a)	238	1,033
TriQuint Semiconductor, Inc. (a)	987	6,505
Unisys Corp. (a)	2,133	8,873
Varian Semiconductor Equipment Associates, Inc. (a)	332	12,162
VeriFone Holdings, Inc. (a)	381	4,263
Western Digital Corp. (a)	450	13,046
Wincor Nixdorf AG	12	922
Wind River Systems, Inc. (a)	497	4,095
Xerox Corp.	414	5,785
Xilinx, Inc.	607	15,035
Zoran Corp. (a)	405	5,330
		1,440,299

Utilities (3.39%)
A2A SpA	326	1,204
The AES Corp. (a)	295	5,121
AGL Energy Ltd.	147	1,734
AGL Resources, Inc.	532	18,088
Algonquin Power Income Fund	45	343
Allegheny Energy, Inc.	260	13,988
Allete, Inc.	146	6,098
Alliant Energy Corp.	157	5,914
Ameren Corp.	455	20,639
American Electric Power Co., Inc.	128	5,713
Aqua America, Inc.	262	4,829
Aquila, Inc. (a)	2,301	8,284
Atmos Energy Corp.	603	16,691
Avista Corp.	412	8,458
Babcock & Brown Infrastructure Group	802	870
Black Hills Corp.	299	11,664
British Energy Group PLC	158	2,387
Canadian Utilities Ltd.	24	1,057
Centerpoint Energy, Inc.	560	8,523
Centrica PLC	569	3,325
China Resources Power Holdings Ltd.	421	1,066
Chubu Electric Power Co., Inc.	245	5,737
Chugoku Electric Power Co., Inc.	97	2,132

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Cleco Corp.	412	9,892
CLP Holdings Ltd.	541	4,290
CMS Energy Corp.	440	6,415
Consolidated Edison, Inc.	86	3,578
Contact Energy Ltd.	153	1,160
Dominion Resources, Inc.	257	11,151
DPL, Inc.	224	6,234
DTE Energy Co.	388	15,640
Duke Energy Corp.	440	8,056
Dynegy, Inc. (a)	800	6,896
E.ON AG	107	21,893
Edison International	77	4,017
El Paso Electric Co.	365	8,238
Electric Power Development Co.	55	2,063
Electricite de France	36	3,779
Enagas SA	45	1,371
Endesa SA	72	3,564
Enel SpA	650	7,096
Energen Corp.	93	6,346
Energias de Portugal SA	351	2,226
Energy East Corp.	309	7,045
Entergy Corp.	57	6,547
Exelon Corp.	248	21,199
FirstEnergy Corp.	118	8,926
Fortis, Inc.	44	1,215
Fortum Oyj	68	2,896
FPL Group, Inc.	131	8,684
Gas Natural SDG SA	19	1,113
Gaz de France SA	30	1,984
Great Plains Energy, Inc.	167	4,282
Hawaiian Electric Industries, Inc.	641	15,762
Hokkaido Electric Power Co., Inc.	66	1,380
Hokuriku Electric Power Co.	68	1,641
Hong Kong & China Gas Co.	1,206	3,528
HongKong Electric Holdings Ltd.	435	2,730
IdaCorp., Inc.	348	11,289
Integrys Energy Group, Inc.	163	7,806
International Power PLC	232	2,026
ITC Holdings Corp.	205	11,435
Kansai Electric Power Co., Inc.	282	6,712
Kyushu Electric Power Co., Inc.	150	3,404
MDU Resources Group, Inc.	330	9,527
National Grid PLC	418	5,821
Nicor, Inc.	88	3,091
NiSource, Inc.	543	9,720
Northeast Utilities	304	8,001
Northumbrian Water Group PLC	177	1,147
Northwest Natural Gas Co.	157	7,045
NorthWestern Corp.	222	5,510
NRG Energy, Inc. (a)	379	16,657
NSTAR	212	6,829
OGE Energy Corp.	184	6,015
Osaka Gas Co. Ltd.	704	2,505
Pennon Group PLC	87	1,098
Pepco Holdings, Inc.	390	9,715
PG&E Corp.	90	3,600
Piedmont Natural Gas Co.	550	14,460
Pinnacle West Capital Corp.	194	6,584
PNM Resources, Inc.	540	7,825
Portland General Electric Co.	371	8,904
PPL Corp.	99	4,754
Progress Energy, Inc.	85	3,569
Public Power Corp. SA	36	1,523
Public Service Enterprise Group, Inc.	174	7,640
Puget Energy, Inc.	233	6,340

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Red Electrica de Espana SA		24	1,564
Reliant Energy, Inc. (a)		811	20,875
RWE AG		72	8,339
SCANA Corp.		206	8,123
Scottish & Southern Energy PLC		135	3,736
Sempra Energy		75	4,250
Severn Trent PLC		42	1,220
Shikoku Electric Power Co., Inc.		80	2,273
Sierra Pacific Resources		449	6,120
Snam Rete Gas SpA		196	1,247
Southern Co.		264	9,829
Southern Union Co.		128	3,279
Southwest Gas Corp.		332	9,585
Suez SA		179	12,721
TECO Energy, Inc.		407	6,516
Terna Rete Elettrica Nazionale SpA		318	1,411
Toho Gas Co. Ltd.		236	1,146
Tohoku Electric Power Co., Inc.		167	3,790
Tokyo Electric Power Co., Inc.		449	11,421
Tokyo Gas Co. Ltd.		794	3,039
TransAlta Corp.		38	1,282
UGI Corp.		718	18,668
Union Fenosa SA		20	1,345
Unisource Energy Corp.		280	8,747
United Utilities PLC		136	1,940
Vectren Corp.		516	14,592
Veolia Environnement SA		61	4,434
Verbund AG		22	1,709
Westar Energy, Inc.		696	16,140
WGL Holdings, Inc.		385	12,628
Wisconsin Energy Corp.		233	11,057
Xcel Energy, Inc.		945	19,656
			809,936

Total Common Stocks (Cost $ 16,668,914)			16,239,929

Corporate Bonds (3.56%)
Basic Materials (0.12%)
Eastman Chemical Co., 7.60%, 2/01/27	USD	15,000	15,469
Weyerhaeuser Co., 6.95%, 8/01/17	USD	12,000	12,281
			27,750

Communications (0.34%)
Comcast Corp., 6.50%, 11/15/35	USD	20,000	19,971
Sprint Capital Corp., 8.38%, 3/15/12	USD	24,000	22,860
Verizon Communications, Inc., 7.25%, 12/01/10	USD	35,000	37,440
			80,271

Consumer Goods (0.47%)
Anheuser-Busch Companies, Inc., 5.05%, 10/15/16	USD	12,000	11,830
Coca-Cola Enterprises, 8.50%, 2/01/22	USD	12,000	14,766
Conagra Foods, Inc., 6.75%, 9/15/11	USD	12,000	12,736
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	10,000	10,198
KOHLS Corp., 6.00%, 1/15/33	USD	28,000	23,063
Macys Retail Hldgs, Inc., 5.75%, 7/15/14	USD	12,000	10,870
Procter & Gamble Co., 4.95%, 8/15/14	USD	15,000	15,629
Target Corp., 5.88%, 3/01/12	USD	12,000	12,524
			111,616

Energy (0.05%)
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	USD	12,000	12,846

Financial (1.21%)
Allstate Corp., 7.20%, 12/01/09	USD	12,000	12,553

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
American General Finance, 5.38%, 10/01/12	USD	41,000	39,772
Citigroup, Inc., 6.63%, 1/15/28	USD	21,000	20,675
Conocophillips Canada, 5.63%, 10/15/16	USD	32,000	33,341
John Hancock Glob Fdg II, 7.90%, 7/02/10 (b)	USD	12,000	13,138
JPMC Capital XVIII, 6.95%, 8/17/36	USD	10,000	9,547
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	USD	15,000	15,248
Morgan Stanley, 6.75%, 4/15/11	USD	29,000	30,108
National Rural Utilities, 7.25%, 3/01/12	USD	15,000	16,111
Prudential Financial, Inc., 5.10%, 9/20/14	USD	35,000	34,522
U.S. Bank NA, 6.38%, 8/01/11	USD	15,000	15,932
Wachovia Bank NA, 7.80%, 8/18/10	USD	23,000	24,368
Wells Fargo & Co., 4.63%, 8/09/10	USD	26,000	26,403
			291,718

Healthcare (0.26%)
Abbott Laboratories, 5.60%, 11/30/17	USD	45,000	46,513
Wyeth, 5.50%, 2/01/14	USD	15,000	15,404
			61,917

Industrial (0.83%)
Boeing Co., 6.13%, 2/15/33	USD	12,000	12,557
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	12,000	12,635
General Electric Co., 5.00%, 2/01/13	USD	52,000	53,046
Norfolk Southern Corp., 6.20%, 4/15/09	USD	118,000	120,506
			198,744

Utilities (0.28%)
Duke Energy Carolinas LLC, 6.25%, 1/15/12	USD	12,000	12,669
Exelon Corporation, 4.90%, 6/15/15	USD	12,000	11,237
Florida Power & Light Co., 5.95%, 10/01/33	USD	30,000	30,428
Southern Power Co., 4.88%, 7/15/15	USD	12,000	11,482
			65,816

Total Corporate Bonds (Cost $ 855,832)			850,678

U.S. Government Agency Pass-Through Securities (3.65%)
Fannie Mae (2.60%)
6.00%, 6/01/17, Pool #555004	USD	17,187	17,772
5.50%, 8/01/17, Pool #826283	USD	7,361	7,542
5.00%, 5/01/18, Pool #703444	USD	22,118	22,253
4.50%, 1/01/19, Pool #735057	USD	13,358	13,289
5.00%, 1/01/19, Pool #255077	USD	19,196	19,397
5.00%, 12/01/19, Pool #745369	USD	8,267	8,354
5.50%, 3/01/20, Pool #735405	USD	28,276	28,820
5.00%, 6/01/20, Pool #839333	USD	27,868	28,038
4.50%, 9/01/20, Pool #839289	USD	13,774	13,648
5.50%, 12/01/20, Pool #850811	USD	87,442	89,124
5.00%, 12/01/26, Pool #256570	USD	38,495	38,269
6.00%, 10/01/32, Pool #667994	USD	31,676	32,578
5.00%, 8/01/33, Pool #713679	USD	41,265	40,570
5.50%, 9/01/33, Pool #254869	USD	58,875	59,401
6.00%, 9/01/33, Pool #736937	USD	12,909	13,208
5.50%, 4/01/34, Pool #725424	USD	26,194	26,363
7.00%, 4/01/34, Pool #780703	USD	17,298	18,302
5.00%, 5/01/34, Pool #768230	USD	21,839	21,472
6.50%, 9/01/34, Pool #783390	USD	20,270	20,993
6.00%, 4/01/35, Pool #735503	USD	11,917	12,241
4.34%, 10/01/35, Pool #836206	USD	26,304	26,442
6.50%, 4/01/36, Pool #851187	USD	62,225	64,445
			622,521

Freddie Mac (0.92%)
4.00%, 6/01/18, Pool #E01401	USD	22,267	21,590
4.50%, 1/01/19, Pool #B11878	USD	33,868	33,645

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
5.00%, 8/01/33, Pool #A12886	USD	20,199	19,919
5.50%, 8/01/33, Pool #A11851	USD	28,811	29,095
6.50%, 12/01/33, Pool #A16523	USD	14,282	14,869
6.00%, 7/01/34, Pool #A24370	USD	25,443	26,115
5.50%, 10/01/34, Pool #A27526	USD	26,617	26,922
5.50%, 11/01/35, Pool #A47728	USD	47,525	47,912
			220,067

GNMA (0.13%)
5.50%, 4/15/33, Pool #603566	USD	10,605	10,775
5.50%, 4/15/34, Pool #626116	USD	7,422	7,538
6.00%, 9/20/34, Pool #23611	USD	13,572	12,938
			31,251

Total U.S. Government Agency Pass-Through Securities (Cost $ 853,944)			873,839

U.S. Government Agency Securities (1.82%)
Fannie Mae (0.30%)
4.50%, 10/15/08	USD	35,000	35,339
6.63%, 9/15/09	USD	35,000	36,756
			72,095

Federal Home Loan Bank (0.04%)
4.63%, 11/21/08	USD	10,000	10,113

Freddie Mac (1.48%)
4.63%, 12/19/08	USD	145,000	146,838
4.75%, 1/18/11	USD	25,000	26,088
4.75%, 1/19/16	USD	62,000	64,515
6.25%, 7/15/32	USD	99,000	117,344
			354,785

Total U.S. Government Agency Securities (Cost $ 425,077)			436,993

U.S. Treasury Obligations (1.83%)
U.S. Treasury Bond (0.46%)
5.25%, 11/15/28	USD	101,000	110,769

U.S. Treasury Note (1.37%)
4.00%, 6/15/09	USD	78,000	79,755
4.00%, 4/15/10	USD	69,000	71,334
5.00%, 2/15/11	USD	50,000	53,523
4.88%, 2/15/12	USD	57,000	61,382
4.00%, 2/15/15	USD	13,000	13,526
4.25%, 8/15/15	USD	45,000	47,387
			326,907

Total U.S. Treasury Obligations (Cost $ 415,162)			437,676

Foreign Government Agency Securities (4.21%)
BELGIUM (0.19%)
Belgium Kingdom, 5.50%, 9/28/17	EUR	27,000	45,799

FRANCE (0.44%)
France O.A.T (French Government Bond), 3.75%, 4/25/17	EUR	70,000	105,275

GERMANY (0.56%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	85,000	133,122

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
ITALY (0.51%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/01/17	EUR	74,000	122,429

JAPAN (1.82%)
Japan Government Bond, 1.50%, 6/20/12	JPY	44,500,000	435,084

NETHERLANDS (0.19%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	29,000	44,652

SPAIN (0.21%)
Bonos Y Oblig Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	29,000	49,199

UNITED KINGDOM (0.29%)
United Kingdom Treasury Bond, 4.00%, 9/07/16	GBP	38,000	72,580

Total Foreign Government Agency Securities (Cost $ 885,555)			1,008,140

Preferred Stocks (0.04%)
Communications (0.00%)
ProSiebenSat.1 Media AG		30	470

Consumer, Cyclical (0.02%)
Bayerische Motoren Werke AG - PFD		21	917
Porsche Automobil Holding SE		10	1,855
Volkswagen - PFD		16	2,646
			5,418

Consumer, Non-cyclical (0.01%)
Henkel KGaA - PFD		28	1,195
Ito En Ltd. - PFD		10	110
			1,305

Financial (0.00%)
Unipol Gruppo Finanziario SpA - PFD		341	1,000

Healthcare (0.01%)
Fresenius SE - PFD		14	1,164

Utilities (0.00%)
RWE AG - PFD		11	1,031

Total Preferred Stocks (Cost $ 10,770)			10,388

Rights and Options (0.07%)
Consumer, Non-cyclical (0.02%)
Reckitt Benckiser Group PLC		94	5,490

Energy (0.00%)
Westernzagros Resources Ltd.		31	75

Financial (0.01%)
Aegon NV		225	–
Banca Monte dei Paschi di Siena EU		194	136
Banco de Valencia SA		–	–
China Overseas Land & Investments Ltd.		97	52
Henderson Group PLC		272	662
UBS AG		295	499
			1,349

Utilities (0.04%)
Iberdrola SA		592	8,700

Total Rights and Options (Cost $ 14,736)			15,614

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2030 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Money Market (8.22%)
American Beacon Money Market Fund	1,713,831	1,713,831
Dreyfus Cash Management	97,016	97,016
Dreyfus Cash Management Plus	155,595	155,595
Total Money Market (Cost $ 1,966,442)		1,966,442

Investment Companies (8.06%)
BLDRS Emerging Markets 50 ADR	7,018	380,517
iShares MSCI Emerging Markets	8,167	1,197,772
Vanguard Emerging Markets ETF	3,413	348,604
Total Investment Companies (Cost $ 1,701,134)		1,926,893

Total Investments
(Cost $ 23,797,567) (b) – 99.33%		23,766,592

Other assets in excess of liabilities – 0.67%		160,006

NET ASSETS – 100.00%		23,926,598

(a) Non-income producing security.
(b) See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Common Stocks (75.65%)
Basic Materials (4.54%)
Acerinox SA	50	1,359
Agnico-Eagle Mines Ltd.	31	1,947
Agrium, Inc.	31	2,438
Air Products & Chemicals, Inc.	77	7,579
Air Water, Inc.	110	1,110
Airgas, Inc.	125	6,016
AK Steel Holding Corp.	209	13,121
Akzo Nobel NV	50	4,255
Albemarle Corp.	167	6,247
Alcoa, Inc.	338	11,756
Allegheny Technologies, Inc.	203	13,972
Alumina Ltd.	474	2,563
Anglo American PLC	677	43,994
Antofagasta PLC	89	1,420
ArcelorMittal	143	12,684
Arkema, Inc.	20	1,160
Asahi Kasei Corp.	559	3,166
Ashland, Inc.	132	6,999
Barrick Gold Corp.	160	6,150
BASF SE	93	13,269
Bayer AG	142	12,123
BHP Billiton Ltd.	1,340	53,441
BHP Billiton PLC	440	15,744
BlueScope Steel Ltd.	296	3,086
Brookfield Infrastructure Partners LP	4	79
Cabot Corp.	138	4,024
Cameco Corp.	62	2,155
Carpenter Technology Corp.	251	12,871
Celanese Corp.	443	19,824
CF Industries Holdings, Inc.	50	6,685
Chemtura Corp.	554	3,834
Ciba Specialty Chemicals AG	21	701
Clariant AG	84	926
Cleveland-Cliffs, Inc.	73	11,709
Coeur d'Alene Mines Corp. (a)	1,668	5,121
Cytec Industries, Inc.	277	16,346
Daicel Chemical Industries Ltd.	196	1,157
Daido Steel Co. Ltd.	180	999
Dainippon Ink and Chemicals, Inc.	334	1,070

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Denki Kagaku Kogyo K K	262	970
Domtar Corp. (a)	1,442	8,609
Dow Chemical Co.	387	15,538
Dowa Holdings Co. Ltd.	121	813
Eastman Chemical Co.	241	17,714
Ecolab, Inc.	374	17,189
EI Du Pont de Nemours & Co.	357	17,461
Ferro Corp.	428	7,524
First Quantum Minerals Ltd.	14	1,229
FMC Corp.	209	13,121
FNX Mining Co., Inc. (a)	43	988
Fortescue Metals Group Ltd. (a)	460	3,216
Georgia Gulf Corp.	237	1,424
Givaudan SA	1	1,015
Gold Corp., Inc.	131	4,658
HB Fuller Co.	532	12,279
Hercules, Inc.	872	16,394
Hitachi Chemical Co. Ltd.	62	1,219
Hitachi Metals Ltd.	108	1,619
Hokuetsu Paper Mills Ltd.	250	1,104
HudBay Minerals, Inc. (a)	54	1,019
Huntsman Corp.	213	4,790
Iamgold Corp.	159	958
Iluka Resources Ltd.	256	949
Inmet Mining Corp.	15	1,231
International Flavors & Fragra, Inc.	197	8,985
International Paper Co.	168	4,397
Ivanhoe Mines Ltd. (a)	91	871
JFE Holdings, Inc.	244	13,375
Johnson Matthey PLC	41	1,630
JSR Corp.	85	1,917
K+S AG	9	3,753
Kaneka Corp.	160	1,097
Kansai Paint Co. Ltd.	151	1,035
Kazakhmys PLC	51	1,604
Kingboard Chemical Holdings Ltd.	236	1,119
Kinross Gold Corp.	110	2,079
Kobe Steel Ltd.	1,241	3,712
Koninklijke DSM NV	38	2,055
Lanxess AG	24	937
Lee & Man Paper Manufacturing Ltd.	303	564
Lihir Gold Ltd. (a)	728	2,019
Linde AG	23	3,380
Lonmin PLC	18	1,110
Lonza Group AG	14	1,913
Louisiana-Pacific Corp.	552	6,354
Lubrizol Corp.	210	12,247
Lundin Mining Corp. (a)	102	684
MeadWestvaco Corp.	535	14,071

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Minara Resources Ltd.	241	1,321
Minerals Technologies, Inc.	94	6,368
Mitsubishi Chemical Holdings Co.	548	3,636
Mitsubishi Gas Chemical Co., Inc.	185	1,269
Mitsubishi Materials Corp.	499	2,366
Mitsui Chemicals, Inc.	313	1,908
Mitsui Mining & Smelting Co. Ltd	271	917
Monsanto Co.	338	38,539
Mosaic Co. (a)	46	5,635
Neenah Paper, Inc.	74	1,701
Newcrest Mining Ltd.	132	3,599
Newmont Mining Corp.	221	9,770
Newmont Mining Corp. of Canada	31	1,367
Nine Dragons Paper Holdings Ltd.	465	501
Nippon Kayaku Co. Ltd.	150	1,043
Nippon Light Metal Co. Ltd.	504	766
Nippon Paint Co. Ltd.	259	964
Nippon Shokubai Co. Ltd.	148	1,075
Nippon Steel Corp.	2,654	14,905
Nippon Yakin Kogyo Co. Ltd.	111	885
Nissan Chemical Industries Ltd.	105	1,385
Nisshin Steel Co. Ltd.	338	1,251
Nitto Denko Corp.	66	2,736
Norske Skogindustrier ASA	93	416
Nova Chemicals Corp.	34	857
Nucor Corp.	83	6,267
Nufarm Ltd.	117	1,965
OJI Paper Co. Ltd.	404	1,818
Olin Corp.	603	12,163
OM Group, Inc. (a)	92	5,038
OneSteel Ltd.	461	2,788
Orica Ltd.	125	3,432
Osaka Titanium Technologies Co.	15	1,024
Outokumpu OYJ	42	2,011
Oxiana Ltd.	617	1,909
Pacific Metals Co. Ltd.	74	723
Paladin Energy Ltd. (a)	213	854
PaperlinX Ltd.	484	1,155
Plum Creek Timber Co., Inc.	502	20,502
Potash Corporation of Saskatchewan, Inc.	54	9,863
PPG Industries, Inc.	60	3,682
Praxair, Inc.	167	15,249
Rautaruukki OYJ	20	955
Rayonier, Inc.	182	7,649
Reliance Steel & Aluminum Co.	72	4,376
Rengo Co. Ltd.	236	1,264
Rio Tinto Ltd.	130	16,691
Rio Tinto PLC	189	22,208
Rohm & Haas Co.	393	21,006

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
RPM International, Inc.	1,028	22,924
RTI International Metals, Inc. (a)	116	4,778
Salzgitter AG	8	1,651
Schulman A, Inc.	168	3,562
Sensient Technologies Corp.	412	12,265
SGL Carbon AG (a)	25	1,708
Shin-Etsu Chemical Co. Ltd.	163	10,064
Showa Denko KK	470	1,659
Sigma-Aldrich Corp.	239	13,628
Smurfit-Stone Container Corp. (a)	611	3,318
Solvac SA	7	1,203
Solvay SA	11	1,622
Southern Copper Corp.	26	2,984
Ssab Svenskt Stal AB	36	1,203
Steel Dynamics, Inc.	218	7,597
Stillwater Mining Co. (a)	339	4,807
Stora Enso Oyj	106	1,318
Sumitomo Bakelite Co. Ltd.	183	1,019
Sumitomo Chemical Co. Ltd.	660	4,284
Sumitomo Forestry Co. Ltd.	141	999
Sumitomo Metal Industries Ltd.	1,757	7,384
Sumitomo Metal Mining Co. Ltd.	230	4,183
Syngenta AG	18	5,377
Taiyo Nippon Sanso Corp.	153	1,245
Teck Cominco Ltd.	85	3,698
Temple-Inland, Inc.	192	2,241
ThyssenKrupp AG	72	4,532
Titanium Metals Corp.	169	2,576
Tokai Carbon Co. Ltd.	119	1,242
Tokuyama Corp.	103	931
Tokyo Steel Manufacturing Co.	80	1,154
Tosoh Corp.	240	923
Ube Industries Ltd./Japan	434	1,519
Umicore Group	30	1,608
United States Steel Corp.	309	47,571
UPM-Kymmene Oyj	99	1,920
Uranium One, Inc. (a)	113	522
USEC, Inc. (a)	789	3,661
Valspar Corp.	830	18,243
Vedanta Resources PLC	36	1,607
Voestalpine AG	20	1,538
Vulcan Materials Co.	230	15,829
Wacker Chemie AG	5	1,231
Wausau Paper Corp.	343	2,655
Weyerhaeuser Co.	84	5,365
WR Grace & Co. (a)	177	4,489
Xstrata PLC	116	9,098
Yamana Gold, Inc.	118	1,513
Yamato Kogyo Co. Ltd.	27	1,275

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Yara International ASA	48	3,517
Zeon Corp.	124	626
Zep, Inc.	108	1,601
Zinifex Ltd.	196	1,868
		1,112,146

Communications (6.87%)
3Com Corp. (a)	928	2,218
Adaptec, Inc. (a)	760	2,120
AH Belo Corp.	133	1,297
Akamai Technologies, Inc. (a)	330	11,804
Alcatel-Lucent	430	2,908
Amazon.Com, Inc. (a)	189	14,861
American Tower Corp. (a)	215	9,335
Anixter International, Inc. (a)	209	11,907
APN News & Media Ltd.	266	1,042
Ariba, Inc. (a)	785	9,318
Arris Group, Inc. (a)	141	1,142
AT&T, Inc.	2,381	92,169
Atheros Communications, Inc. (a)	170	4,525
Avocent Corp. (a)	212	4,136
BCE, Inc.	151	5,518
Belgacom SA	32	1,482
Belo Corp.	665	6,717
Black Box Corp.	121	3,597
British Sky Broadcasting Group PLC	202	2,188
BT Group PLC	1,608	7,120
Cable & Wireless PLC	458	1,358
Cablevision Systems Corp. (a)	411	9,453
CBS Corp.	181	4,176
CenturyTel, Inc.	326	10,579
Charter Communications, Inc. (a)	1,874	2,005
Check Point Software Technologies Ltd. (a)	554	13,085
China Mobile Ltd.	1,664	28,633
China Netcom Group Corp.	779	2,349
China Unicom Ltd.	2,384	5,164
Ciena Corp. (a)	530	17,919
Cincinnati Bell, Inc. (a)	2,284	10,598
Cisco Systems, Inc. (a)	3,587	91,971
Citizens Communications Co.	814	8,726
Clear Channel Communications, Inc.	174	5,246
CNET Networks, Inc. (a)	1,056	8,184
Comcast Corp. - A Shares	1,198	24,619
Comcast Corp. - SPL	572	11,577
CommScope, Inc. (a)	416	19,781
Consolidated Media Holdings Ltd.	174	594
Corning, Inc.	977	26,096
Crown Castle International Corp. (a)	578	22,455
CTC Media, Inc. (a)	49	1,268

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Daily Mail & General Trust PLC	89	739
Dentsu, Inc.	1	2,298
Deutsche Telekom AG	558	10,058
Digital River, Inc. (a)	199	6,537
DIRECTV Group, Inc. (a)	460	11,334
Discovery Holding Co. (a)	815	18,875
DISH Network Corp. (a)	435	12,980
eAccess Ltd.	2	1,275
Earthlink, Inc. (a)	832	7,596
eBay, Inc. (a)	729	22,810
EchoStar Corp. (a)	150	4,667
Elisa OYJ	46	1,039
Embarq Corp.	417	17,335
Entercom Communications Corp.	224	2,374
Equinix, Inc. (a)	166	15,010
Ericsson	2,758	7,039
Expedia, Inc. (a)	628	15,863
Extreme Networks (a)	873	2,645
F5 Networks, Inc. (a)	537	12,152
Fairfax Media Ltd.	544	1,796
Fairpoint Communications, Inc.	20	184
Foxconn International Holdings Ltd. (a)	746	1,158
France Telecom SA	328	10,328
Gannett Co., Inc.	343	9,817
Gemstar-TV Guide International, Inc. (a)	754	3,039
Gestevision Telecinco SA	48	1,011
GN Store Nord AS	110	603
Google, Inc. (a)	140	80,401
Hakuhodo DY Holdings, Inc.	20	1,206
Harmonic, Inc. (a)	874	7,228
Harris Corp.	290	15,669
Harte-Hanks, Inc.	371	5,068
Hellenic Telecommunications Organisation SA	56	1,672
HLTH Corp. (a)	268	2,980
Hutchison Telecommunications, Inc. (a)	1,048	1,474
IAC/InterActiveCorp. (a)	254	5,286
Idearc, Inc.	351	1,158
IDT Corp.	386	1,478
Informa PLC	122	838
Infospace, Inc. (a)	162	1,954
Inmarsat PLC	157	1,443
InterDigital, Inc. (a)	321	6,507
Interpublic Group of Cos, Inc. (a)	1,189	10,760
Interwoven, Inc. (a)	267	3,006
ITV PLC	630	827
j2 Global Communications, Inc. (a)	245	5,243
JDS Uniphase Corp. (a)	423	6,053
John Wiley & Sons, Inc.	322	14,828
Juniper Networks, Inc. (a)	283	7,816

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Jupiter Telecommunications Co.	2	1,729
KDDI Corp.	1	6,405
Lagardere SCA	23	1,659
Lamar Advertising Co. (a)	142	5,615
Leap Wireless International, Inc. (a)	101	5,400
Lee Enterprises, Inc.	269	2,079
Liberty Global, Inc. - A Shares (a)	224	7,927
Liberty Global, Inc. - C Shares (a)	216	7,171
Liberty Media Corp. - Capital (a)	68	1,045
Liberty Media Corp. - Interactive (a)	323	4,887
Liberty Media Corp. (Entertainment) (a)	272	7,058
Manitoba Telecom Services, Inc.	30	1,189
Matsui Securities Co. Ltd.	157	1,102
McAfee, Inc. (a)	165	5,486
McClatchy Co.	388	4,074
The McGraw-Hill Cos, Inc.	178	7,296
Media General, Inc.	146	2,143
Mediaset SpA	134	1,228
Meredith Corp.	255	8,265
MetroPCS Communications, Inc. (a)	160	3,142
Modern Times Group AB	21	1,543
Motorola, Inc.	692	6,892
MRV Communications, Inc. (a)	1,210	1,900
NetFlix, Inc. (a)	275	8,795
NeuStar, Inc. (a)	154	4,237
News Corp. - A Shares	1,148	20,549
News Corp. - B Shares	228	4,218
The New York Times Co.	344	6,708
NII Holdings, Inc. (a)	360	16,466
Nippon Telegraph & Telephone Corp.	2	8,617
Nokia OYJ	731	22,515
NTT Data Corp.	1	4,106
NTT DoCoMo, Inc.	7	10,300
NutriSystem, Inc.	157	3,153
Oki Electric Industry Co. Ltd.	679	1,476
Openwave Systems, Inc. (a)	688	1,472
PagesJaunes Groupe	65	1,305
PCCW Ltd.	2,113	1,364
Pearson PLC	150	1,959
Plantronics, Inc.	432	10,761
Polycom, Inc. (a)	180	4,032
Portugal Telecom SGPS SA	173	2,060
Priceline.com, Inc. (a)	133	16,976
PT Multimedia Servicos de Telecomunicacoes & Multimedia SA	24	322
Publicis Groupe SA	30	1,216
Qualcomm, Inc.	1,005	43,406
Qwest Communications International, Inc.	824	4,252
Radio One, Inc. (a)	703	703
Rakuten, Inc.	4	2,500

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
RCN Corp. (a)	191	2,189
RealNetworks, Inc. (a)	762	4,694
Reed Elsevier NV	99	1,882
Reed Elsevier PLC	205	2,600
Reuters Group PLC	-	-
RF Micro Devices, Inc. (a)	2,565	8,644
RH Donnelley Corp. (a)	141	675
Rogers Communications, Inc.	88	3,915
Royal KPN NV	338	6,222
S1 Corp. (a)	396	2,677
Sanoma-Wsoy Oyj	41	1,053
SAVVIS, Inc. (a)	136	1,992
SBA Communications Corp. (a)	617	19,954
SBI E*trade Securities Co. Ltd.	1	934
SBI Holdings, Inc./Japan	4	1,054
Scholastic Corp. (a)	110	3,097
Seat Pagine Gialle SpA	2,340	454
Seek Ltd.	181	854
SES - FDR	66	1,630
Seven Network Ltd.	136	1,189
Shaw Communications, Inc.	72	1,507
Sinclair Broadcast Group, Inc.	336	2,953
Singapore Press Holdings Ltd.	629	2,064
Singapore Telecommunications Ltd.	2,114	6,017
Societe Television Francaise 1	39	830
Softbank Corp. (a)	286	5,776
SonicWALL, Inc. (a)	440	3,384
Sprint Nextel Corp.	1,076	8,597
Swisscom AG	4	1,428
Sycamore Networks, Inc. (a)	1,250	4,025
Symantec Corp. (a)	473	8,145
Tandberg ASA	57	972
Tekelec (a)	476	7,007
Tele2 AB - B shares	74	1,650
Telecom Corp. of New Zealand Ltd.	718	2,121
Telecom Italia RNC	1,120	1,842
Telecom Italia SpA	2,041	4,310
Telefonica SA	803	23,290
Telekom Austria AG	62	1,535
Telenor ASA	144	2,915
Telephone & Data Systems - S, Inc.	101	3,661
Telephone & Data Systems, Inc.	100	3,830
Television Broadcasts Ltd.	191	1,094
TeliaSonera AB	343	3,065
Tellabs, Inc. (a)	957	4,938
Telstra Corp. Ltd.	1,491	6,415
Telus Corp.	33	1,518
Telus Corp. - Non Voting Shares	30	1,331
Tencent Holdings Ltd.	294	1,950

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Thomson Corp.	35	1,296
Thomson Reuters PLC	37	1,150
Tibco Software, Inc. (a)	1,448	11,106
Time Warner Telecom, Inc. (a)	285	5,586
Time Warner, Inc.	2,189	32,507
Trend Micro, Inc.	43	1,617
Trinity Mirror PLC	126	682
United Internet AG	73	1,565
United Online, Inc.	441	4,710
US Cellular Corp. (a)	33	1,820
Valueclick, Inc. (a)	664	13,247
VeriSign, Inc. (a)	225	8,111
Verizon Communications, Inc.	1,101	42,366
Viacom, Inc. (a)	301	11,570
Vignette Corp. (a)	196	2,264
Virgin Media, Inc.	542	6,992
Vivendi SA	215	8,754
Vodafone Group PLC	12,349	39,353
VTech Holdings Ltd.	146	801
The Walt Disney Co.	1,023	33,178
The Washington Post Co.	12	7,867
Websense, Inc. (a)	214	4,162
West Australian Newspapers Holdings Ltd.	107	970
Windstream Corp.	1,379	16,190
Wolters Kluwer NV	57	1,537
WPP Group PLC	228	2,803
XM Satellite Radio Holdings, Inc. (a)	614	6,846
Yahoo! Japan Corp.	6	2,657
Yahoo!, Inc. (a)	805	22,067
Yell Group PLC	145	478
Yellow Pages Income Fund	104	1,134
		1,682,665

Consumer, Cyclical (8.00%)
99 Cents Only Stores (a)	412	3,918
Abercrombie & Fitch Co.	171	12,707
Accor SA	38	3,163
AcCordia Golf Co. Ltd.	1	1,039
Adidas AG	38	2,434
Advance Auto Parts, Inc.	124	4,300
Aeon Co. Ltd.	319	4,654
Aeropostale, Inc. (a)	516	16,404
Air France-KLM	36	1,123
Aisin Seiki Co. Ltd.	83	2,897
Alaska Air Group, Inc. (a)	383	8,227
Alimentation Couche Tard, Inc.	67	929
All Nippon Airways Co. Ltd.	347	1,362
American Axle & Manufacturing Holdings, Inc.	463	9,325
AMR Corp. (a)	585	5,130

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Aoyama Trading Co. Ltd.	46	1,042
Arcandor AG (a)	42	791
Aristocrat Leisure Ltd.	191	1,353
ArvinMeritor, Inc.	724	10,817
Asics Corp.	96	968
AutoNation, Inc. (a)	343	5,491
Autozone, Inc. (a)	89	10,747
Bally Technologies, Inc. (a)	150	5,054
Barratt Developments PLC	69	379
Bayerische Motoren Werke AG	60	3,297
Beazer Homes USA, Inc.	197	2,181
Bed Bath & Beyond, Inc. (a)	604	19,630
Bellway PLC	52	726
Berkeley Group Holdings PLC	39	729
Best Buy Co., Inc.	205	8,819
Big Lots, Inc. (a)	283	7,649
Billabong International Ltd.	94	1,064
BJ's Wholesale Club, Inc. (a)	154	5,870
Blockbuster, Inc. (a)	1,033	3,016
Bob Evans Farms, Inc.	243	6,821
Borders Group, Inc.	398	2,507
BorgWarner, Inc.	228	11,206
Bosch Corp.	250	1,435
Boyd Gaming Corp.	113	2,119
Bridgestone Corp.	284	5,186
Brightpoint, Inc. (a)	385	3,527
Brinker International, Inc.	267	6,058
British Airways PLC (a)	162	729
Brown Shoe Co., Inc.	187	3,119
Brunswick Corp.	473	7,890
Burberry Group PLC	101	971
Callaway Golf Co.	584	8,024
Canadian Tire Corp. Ltd.	17	1,094
Canon Marketing Japan, Inc.	72	1,399
Carmax, Inc. (a)	439	9,109
Carnival Corp.	134	5,383
Carnival PLC	32	1,262
Carphone Warehouse Group PLC	180	972
Casey's General Stores, Inc.	367	8,122
Cathay Pacific Airways Ltd.	498	1,039
The Cato Corp.	208	3,368
Centex Corp.	124	2,582
Charming Shoppes, Inc. (a)	831	4,288
The Cheesecake Factory (a)	458	10,365
Chico's FAS, Inc. (a)	747	5,281
China Travel International Investment Ltd.	1,955	873
Choice Hotels International, Inc.	76	2,621
Christopher & Banks Corp.	278	3,294
Cintas Corp.	175	5,182

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Circuit City Stores, Inc.	1,280	6,067
Citizen Holdings Co. Ltd.	151	1,289
Coach, Inc. (a)	204	7,256
Compagnie Financiere Richemont SA	97	5,912
Compass Group PLC	371	2,515
Continental AG	27	3,198
Continental Airlines, Inc. (a)	245	4,405
Cooper Tire & Rubber Co.	421	5,532
Copart, Inc. (a)	200	8,174
Costco Wholesale Corp.	230	16,388
Crocs, Inc. (a)	137	1,399
Crown Ltd.	174	1,801
CVS Caremark Corp.	839	33,870
Daihatsu Motor Co. Ltd.	128	1,529
Daimler AG	179	13,943
Daiwa House Industry Co. Ltd.	239	2,691
Darden Restaurants, Inc.	173	6,155
David Jones Ltd.	266	876
Deckers Outdoor Corp. (a)	39	5,385
Delta Air Lines, Inc. (a)	471	4,008
Denso Corp.	209	7,256
Denway Motors Ltd.	2,788	1,420
Deutsche Lufthansa AG	46	1,221
Dick's Sporting Goods, Inc. (a)	458	13,099
Dillard's, Inc.	630	12,852
DR Horton, Inc.	647	10,022
Dress Barn, Inc. (a)	349	4,698
DSG International PLC	412	536
Esprit Holdings Ltd.	413	5,082
Ethan Allen Interiors, Inc.	208	5,714
Family Dollar Stores, Inc.	348	7,447
FamilyMart Co. Ltd.	50	1,745
Fast Retailing Co. Ltd.	31	2,886
Fastenal Co.	276	13,472
Fiat SpA	130	2,922
Foot Locker, Inc.	374	4,731
Ford Motor Co. (a)	946	7,814
Fossil, Inc. (a)	149	5,333
Fred's, Inc.	357	3,956
Fuji Heavy Industries Ltd.	279	1,197
Furniture Brands International, Inc.	327	4,431
Futaba Industrial Co. Ltd.	53	1,213
Galaxy Entertainment Group Ltd. (a)	1,284	974
GameStop Corp. (a)	312	17,172
Gaylord Entertainment Co. (a)	202	5,983
General Motors Corp.	189	4,385
Genesco, Inc. (a)	114	2,526
Genuine Parts Co.	489	20,763
Gildan Activewear, Inc. (a)	38	974

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
GKN PLC	167	946
GOME Electrical Appliances Holdings Ltd.	809	1,848
Grafton Group PLC	94	758
Green Hospital Supply, Inc.	1	479
Group 1 Automotive, Inc.	187	4,989
Guess ?, Inc.	91	3,483
Gunze Ltd.	240	1,138
Gymboree Corp. (a)	155	6,699
H2O Retailing Corp.	135	979
Harman International Industries, Inc.	136	5,558
Harvey Norman Holdings Ltd.	353	1,202
Hasbro, Inc.	337	11,984
Haseko Corp.	491	708
Hennes & Mauritz AB	91	5,411
Herman Miller, Inc.	82	1,913
Hermes International SA	14	1,896
Hino Motors Ltd.	186	1,170
Hitachi High-Technologies Corp.	54	1,072
HNI Corp.	160	3,483
Home Depot, Inc.	664	19,123
Home Retail Group PLC	163	855
Honda Motor Co. Ltd.	910	28,879
The Hongkong & Shanghai Hotels Ltd.	780	1,337
HOT Topic, Inc. (a)	428	2,273
Iberia Lineas Aereas de Espana SA	276	1,095
Ihop Corp.	83	3,871
Inchcape PLC	138	1,175
Inditex SA	47	2,568
Ingram Micro, Inc. (a)	347	5,902
Insight Enterprises, Inc. (a)	489	5,897
Interface, Inc.	273	3,505
International Game Technology	170	5,906
International Speedway Corp.	154	6,533
Isetan Co. Ltd.	-	-
Isetan Mitsukoshi Holdings Ltd. (a)	183	1,924
Isuzu Motors Ltd.	621	3,016
Itochu Corp.	632	6,594
Izumi Co. Ltd.	82	1,348
J Crew Group, Inc. (a)	297	14,108
J Front Retailing Co. Ltd.	325	2,147
Jack in the Box, Inc. (a)	316	8,453
Jakks Pacific, Inc. (a)	187	4,393
Japan Airlines Corp.	672	1,583
Jardine Cycle & Carriage Ltd.	123	1,507
JC Penney Co., Inc.	257	10,923
JetBlue Airways Corp. (a)	1,260	6,350
Johnson Controls, Inc.	183	6,453
Jones Apparel Group, Inc.	480	7,598
JTEKT Corp.	90	1,593

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Juki Corp.	150	563
KB Home	184	4,140
Kesa Electricals PLC	199	824
Kingfisher PLC	437	1,154
Kloeckner & Co. AG	17	941
Kohl's Corp. (a)	148	7,230
Koito Manufacturing Co. Ltd.	112	1,476
Kokuyo Co. Ltd.	118	1,035
K's Holdings Corp.	48	999
Kuraray Co. Ltd.	147	1,747
Ladbrokes PLC	157	1,022
Las Vegas Sands Corp. (a)	54	4,116
Lawson, Inc.	38	1,641
La-Z-Boy, Inc.	445	2,835
Lear Corp. (a)	583	16,656
Lennar Corp. - A Shares	143	2,634
Li & Fung Ltd.	871	3,604
Li Ning Co. Ltd.	546	1,611
Life Time Fitness, Inc. (a)	233	8,470
Lifestyle International Holdings Ltd.	650	1,355
Liz Claiborne, Inc.	242	4,281
Longs Drug Stores Corp.	220	8,813
Lowe's Cos, Inc.	819	20,631
Ltd Brands, Inc.	397	7,352
Macy's, Inc.	136	3,439
Magna International, Inc.	20	1,475
Marks & Spencer Group PLC	317	2,398
Marriott International, Inc.	176	6,037
Marubeni Corp.	641	5,110
Marui Group Co. Ltd.	134	1,330
Matsushita Electric Industrial Co. Ltd.	857	20,151
Mattel, Inc.	1,074	20,138
Mazda Motor Corp.	373	1,614
McDonald's Corp.	467	27,824
Men's Wearhouse, Inc.	238	6,338
Meritage Homes Corp. (a)	211	4,003
MGM Mirage (a)	62	3,171
Michelin	27	2,478
Mitchells & Butlers PLC	84	501
Mitsubishi Corp.	791	25,407
Mitsubishi Logistics Corp.	89	1,211
Mitsubishi Motors Corp. (a)	1,550	2,445
Mitsubishi Rayon Co. Ltd.	239	777
Mitsui & Co. Ltd.	684	16,050
Modine Manufacturing Co.	170	2,987
Mohawk Industries, Inc. (a)	72	5,486
Monaco Coach Corp.	212	1,342
MSC Industrial Direct Co.	315	15,359
Nagase & Co. Ltd.	105	1,104

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Namco Bandai Holdings, Inc.	98	1,227
Newell Rubbermaid, Inc.	763	15,664
Next PLC	42	957
NGK Spark Plug Co. Ltd.	77	1,034
NHK Spring Co. Ltd.	145	1,042
Nintendo Co. Ltd.	46	25,259
Nippon Seiki Co. Ltd.	48	706
Nissan Motor Co. Ltd.	1,006	8,920
Nisshinbo Industries, Inc.	106	1,162
Nissin Kogyo Co. Ltd.	44	751
Nitori Co. Ltd.	25	1,318
NOK Corp.	64	1,268
Nokian Renkaat OYJ	39	1,665
Nordstrom, Inc.	242	8,533
Nu Skin Enterprises, Inc.	349	6,258
OfficeMax, Inc.	317	5,792
Onward Holdings Co. Ltd.	110	1,248
OPAP SA	39	1,523
O'Reilly Automotive, Inc. (a)	226	6,525
Oriental Land Co. Ltd.	25	1,491
Orient-Express Hotels Ltd.	281	13,081
Oshkosh Truck Corp.	146	5,928
Pacific Sunwear Of California (a)	693	9,293
Panera Bread Co. (a)	147	7,682
Parkson Retail Group Ltd.	174	1,640
Penn National Gaming, Inc. (a)	151	6,451
PEP Boys-Manny Moe & Jack	274	2,444
Persimmon PLC	56	645
PetSmart, Inc.	235	5,259
Peugeot SA	30	2,108
PF Chang's China Bistro, Inc. (a)	119	3,693
Phillips-Van Heusen Corp.	375	15,829
Pier 1 Imports, Inc. (a)	614	4,789
Pinnacle Entertainment, Inc. (a)	287	4,454
Pioneer Corp.	97	959
Pirelli & C SpA	1,149	942
Polo Ralph Lauren Corp.	116	7,194
Pool Corp.	242	5,283
PPR	14	1,838
Praktiker Bau-und Heimwerkerm AG	30	654
Puma AG Rudolf Dassler Sport	3	1,068
Punch Taverns PLC	56	577
Qantas Airways Ltd.	388	1,245
Quiksilver, Inc. (a)	1,209	11,764
RadioShack Corp.	325	4,518
Reece Australia Ltd.	56	1,242
Regal Entertainment Group	689	13,063
Regis Corp.	226	6,599
Renault SA	37	3,817

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Rite Aid Corp. (a)	1,816	4,903
RONA, Inc. (a)	62	827
Ross Stores, Inc.	352	11,788
Royal Caribbean Cruises Ltd.	397	12,664
Ruby Tuesday, Inc.	396	3,370
Ryland Group, Inc.	323	10,330
Ryohin Keikaku Co. Ltd.	22	1,458
Saks, Inc. (a)	1,062	13,817
Sally Beauty Holdings, Inc. (a)	646	3,915
Sankyo Co. Ltd.	33	1,983
Scientific Games Corp. (a)	143	4,027
Sears Holdings Corp. (a)	28	2,761
Sega Sammy Holdings, Inc.	91	1,100
Sekisui Chemical Co. Ltd.	198	1,441
Sekisui House Ltd.	229	2,178
Select Comfort Corp. (a)	239	722
Seven & I Holdings Co. Ltd.	559	16,611
Shangri-La Asia Ltd.	563	1,560
Shimachu Co. Ltd.	46	1,265
Shimamura Co. Ltd.	14	1,243
Shimano, Inc.	41	1,865
Shoppers Drug Mart Corp.	40	2,113
Singapore Airlines Ltd.	200	2,360
Sky City Entertainment Group Ltd.	360	1,125
Skywest, Inc.	460	8,754
Sodexho Alliance SA	20	1,343
Sojitz Corp.	376	1,446
Sony Corp.	398	18,295
Southwest Airlines Co.	406	5,375
Staples, Inc.	348	7,552
Starbucks Corp. (a)	408	6,622
Starwood Hotels & Resorts Worldwide, Inc.	229	11,956
Steelcase, Inc.	316	3,501
Sumitomo Corp.	499	6,704
Sumitomo Rubber Industries, Inc.	109	955
The Sumitomo Warehouse Co. Ltd.	212	1,060
Superior Industries International, Inc.	137	2,782
Suzuki Motor Corp.	180	4,553
Swatch Group AG BR	6	1,621
Swatch Group AG REG	22	1,134
TABCorp. Holdings Ltd.	216	2,327
Takashimaya Co. Ltd.	124	1,357
Takata Corp.	39	861
Talbots, Inc.	131	1,052
Target Corp.	459	24,387
Tatts Group Ltd.	505	1,301
Taylor Wimpey PLC	213	545
Tech Data Corp. (a)	478	16,066
Teijin Ltd.	370	1,434

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Thomson (EX-TMM)	79	506
Tim Hortons, Inc.	43	1,472
Timberland Co. (a)	206	3,008
TJX Cos, Inc.	242	7,797
Toho Co. Ltd.	71	1,625
Tokai Rika Co. Ltd.	49	1,197
Toll Brothers, Inc. (a)	319	7,222
Toray Industries, Inc.	559	3,484
Toro Co.	259	10,979
Toto Ltd.	154	1,320
Toyobo Co. Ltd.	485	1,021
Toyoda Gosei Co. Ltd.	41	1,490
Toyota Boshoku Corp.	50	1,428
Toyota Industries Corp.	89	3,090
Toyota Motor Corp.	1,434	72,676
Toyota Tsusho Corp.	92	1,969
Tractor Supply Co. (a)	168	5,974
Triarc Cos, Inc.	327	2,322
TUI AG	46	1,318
TUI Travel PLC	212	998
UAL Corp. (a)	152	2,265
Under Armour, Inc. (a)	148	4,933
United Stationers, Inc. (a)	140	6,173
UNY Co. Ltd.	123	1,211
Urban Outfitters, Inc. (a)	230	7,878
US Airways Group, Inc. (a)	214	1,838
USS Co. Ltd.	20	1,416
Vail Resorts, Inc. (a)	156	7,617
Valeo SA	25	1,016
VF Corp.	115	8,554
Volkswagen AG	26	7,706
Wabash National Corp.	177	1,483
Wacoal Holdings Corp.	106	1,520
Walgreen Co.	611	21,293
Wal-Mart Stores, Inc.	931	53,979
Warner Music Group Corp.	597	5,188
Watsco, Inc.	116	5,263
Wendy's International, Inc.	221	6,409
Wesco International, Inc. (a)	176	6,549
Whirlpool Corp.	200	14,556
William Hill PLC	106	813
Williams-Sonoma, Inc.	113	2,983
WMS Industries, Inc. (a)	301	10,893
Wolseley PLC	123	1,241
Wolverine World Wide, Inc.	485	13,939
World Fuel Services Corp.	141	3,463
WW Grainger, Inc.	150	13,007
Wyndham Worldwide Corp.	235	5,048
Wynn Resorts Ltd. (a)	51	5,372

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Yamada Denki Co. Ltd.	36	3,077
Yamaha Corp.	82	1,613
Yamaha Motor Co. Ltd.	87	1,678
Yokohama Rubber Co. Ltd./The	182	931
Yum! Brands, Inc.	273	11,105
Zale Corp. (a)	331	6,858
		1,957,783

Consumer, Non-cyclical (7.18%)
ABB Grain Ltd.	168	1,583
ABC Learning Centres Ltd.	232	292
Abertis Infraestructuras SA	44	1,468
Accenture Ltd.	383	14,382
ACCO Brands Corp. (a)	413	5,749
Adecco SA	23	1,380
Administaff, Inc.	125	3,274
Affymetrix, Inc. (a)	139	1,516
Aggreko PLC	117	1,373
Ajinomoto Co., Inc.	259	2,605
Alberto-Culver Co.	216	5,437
Alexion Pharmaceuticals, Inc. (a)	232	16,328
Alliance Data Systems Corp. (a)	172	9,875
Altria Group, Inc.	799	15,980
American Greetings Corp.	354	6,337
Anheuser-Busch Co., Inc.	283	13,924
Apollo Group, Inc. (a)	287	14,608
Applera Corp. - Celera Group (a)	733	9,808
Arbitron, Inc.	144	6,889
Archer-Daniels-Midland Co.	186	8,195
Asahi Breweries Ltd.	188	3,688
Associated British Foods PLC	76	1,332
Atlantia SpA	53	1,743
Avery Dennison Corp.	124	5,976
Avis Budget Group, Inc. (a)	905	12,018
Babcock International Group PLC	124	1,458
BearingPoint, Inc. (a)	1,503	2,781
Beiersdorf AG	19	1,628
Benesse Corp.	42	1,858
Biogen Idec, Inc. (a)	158	9,589
Bio-Rad Laboratories, Inc. (a)	92	7,668
Blyth, Inc.	196	3,301
Bowne & Co., Inc.	191	3,178
Brisa-Auto Estradas de Portugal, SA (BRISA)	96	1,369
British American Tobacco PLC	271	10,219
Brown-Forman Corp.	140	9,523
Bunzl PLC	98	1,441
C&C Group PLC	160	1,095
Cadbury Schweppes PLC	391	4,531
Cambrex Corp.	258	1,509

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Capita Group PLC	111	1,463
Carlsberg A/S	10	1,335
Carrefour SA	101	7,135
Casino Guichard Perrachon SA	13	1,643
Celgene Corp. (a)	246	15,286
Central European Distribution Corp. (a)	99	6,031
Cepheid, Inc. (a)	165	3,229
Chaoda Modern Agriculture Ltd.	1,768	2,541
Charles River Laboratories International, Inc. (a)	69	4,005
Chemed Corp.	115	3,922
China Mengniu Dairy Co. Ltd.	372	1,117
ChoicePoint, Inc. (a)	157	7,591
Christian Dior SA	10	1,153
Church & Dwight Co., Inc.	384	21,819
Cintra Concesiones de Infraest	89	1,386
Clorox Co.	316	16,748
Coca Cola Hellenic Bottling Co.	43	1,941
Coca-Cola Amatil Ltd.	205	1,627
Coca-Cola Co.	815	47,979
Coca-Cola West Holdings Co. Ltd.	63	1,421
Colgate-Palmolive Co.	286	20,220
Colruyt SA	6	1,530
Community Health Systems, Inc. (a)	126	4,729
ConAgra Foods, Inc.	193	4,547
Constellation Brands, Inc. (a)	576	10,575
Convergys Corp. (a)	332	5,219
Corinthian Colleges, Inc. (a)	758	8,603
Corn Products International, Inc.	224	10,389
Corporate Executive Board Co.	76	3,311
Corrections Corporation of America (a)	716	18,258
Cosco Pacific Ltd.	494	934
CSL Ltd.	219	8,222
Dai Nippon Printing Co. Ltd.	278	4,280
Dairy Farm International Holdings Ltd.	463	2,421
Danisco A/S	17	1,149
Dean Foods Co. (a)	198	4,602
Del Monte Foods Co.	506	4,564
Delhaize Group	18	1,570
Deluxe Corp.	451	9,588
DeVry, Inc.	63	3,591
Diageo PLC	502	10,308
Enzon Pharmaceuticals, Inc. (a)	335	2,921
Experian Group Ltd.	190	1,437
Ezaki Glico Co. Ltd.	132	1,451
Forrester Research, Inc. (a)	48	1,384
Fortune Brands, Inc.	57	3,854
Foster's Group Ltd.	805	3,851
Fresh Del Monte Produce, Inc. (a)	191	6,053
FTI Consulting, Inc. (a)	262	16,768

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
G4S PLC	295	1,339
Genentech, Inc. (a)	256	17,459
General Mills, Inc.	112	6,765
Genzyme Corp. (a)	137	9,638
George Weston Ltd.	18	867
Golden Agri-Resources Ltd.	3,216	2,016
Goodman Fielder Ltd.	601	1,015
Greene King PLC	64	656
H&R Block, Inc.	979	21,411
Hansen Natural Corp. (a)	130	4,601
Hays PLC	404	906
Heineken Holding NV	24	1,237
Heineken NV	46	2,686
Henkel KGaA	27	1,088
Hershey Co.	355	13,270
Hewitt Associates, Inc. (a)	575	23,575
Hillenbrand, Inc.	148	2,818
Hill-Rom Holdings, Inc.	148	3,719
HJ Heinz Co.	122	5,741
Hormel Foods Corp.	189	7,448
House Foods Corp.	88	1,368
Human Genome Sciences, Inc. (a)	665	4,356
Husqvarna AB	94	970
Iaws Group PLC	63	1,594
Illumina, Inc. (a)	218	16,980
Imperial Tobacco Group PLC	128	6,155
InBev NV	37	3,051
InterMune, Inc. (a)	151	2,393
Intertek Group PLC	65	1,257
Invitrogen Corp. (a)	96	8,983
Iron Mountain, Inc. (a)	366	10,054
Isis Pharmaceuticals, Inc. (a)	263	3,098
Ito En Ltd.	43	744
ITT Educational Services, Inc. (a)	70	5,366
J Sainsbury PLC	279	2,127
Japan Tobacco, Inc.	2	9,732
Jarden Corp. (a)	227	4,840
Kagome Co. Ltd.	79	1,244
Kamigumi Co. Ltd.	151	1,157
Kao Corp.	207	5,594
Kerry Group PLC	49	1,526
Kesko OYJ	24	912
Kikkoman Corp.	96	1,143
Kimberly-Clark Corp.	153	9,790
Kirin Holdings Co. Ltd.	381	6,778
Koninklijke Ahold NV	232	3,450
Kraft Foods, Inc.	616	19,484
LifePoint Hospitals, Inc. (a)	244	7,349
Lighthouse Caledonia ASA (a)	8	8

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Lion Corp.	238	1,119
Lion Nathan Ltd.	180	1,418
Live Nation, Inc. (a)	301	4,151
Loblaw Cos Ltd.	28	885
L'Oreal SA	49	5,833
Manpower, Inc.	72	4,833
Marine Harvest (a)	1,032	683
McCormick & Co., Inc.	260	9,825
McKesson Corp.	154	8,026
Meiji Dairies Corp.	222	1,360
Meiji Seika Kaisha Ltd.	297	1,517
Metcash Ltd.	342	1,362
Metro AG	30	2,385
Metro, Inc.	37	896
Michael Page International PLC	118	677
Millennium Pharmaceuticals, Inc. (a)	760	18,901
Millipore Corp. (a)	110	7,711
Monster Worldwide, Inc. (a)	227	5,523
Moody's Corp.	120	4,435
MPS Group, Inc. (a)	788	8,455
Myriad Genetics, Inc. (a)	298	12,379
Nektar Therapeutics (a)	454	2,188
Nestle SA	75	35,976
Nichirei Corp.	273	1,289
Nippon Meat Packers, Inc.	121	1,550
Nippon Suisan Kaisha Ltd.	233	1,033
Nisshin Seifun Group, Inc.	140	1,500
Nissin Food Products Co. Ltd.	43	1,509
Novozymes A/S	11	1,006
Nutreco Holding NV	17	1,243
NuVasive, Inc. (a)	104	3,968
Olam International Ltd.	662	1,308
Pacific Brands Ltd.	442	824
Parexel International Corp. (a)	384	9,754
Parmalat SpA	365	1,253
PDL BioPharma, Inc. (a)	238	3,156
Pepsi Bottling Group, Inc.	398	13,417
PepsiAmericas, Inc.	152	3,906
PepsiCo, Inc.	956	65,515
Performance Food Group Co. (a)	227	7,595
Pernod-Ricard SA	32	3,699
Pharmaceutical Product Development, Inc.	206	8,533
PHH Corp. (a)	230	4,515
Philip Morris International, Inc. (a)	1,262	64,400
Premier Foods PLC	252	646
Pre-Paid Legal Services, Inc. (a)	47	2,056
Procter & Gamble Co.	1,829	122,634
Qiagen NV (a)	75	1,677
QP Corp.	135	1,353

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Quanta Services, Inc. (a)	172	4,565
RalCorp Holdings, Inc. (a)	129	7,874
Randstad Holding NV	20	850
Regeneron Pharmaceuticals, Inc. (a)	339	6,651
Rent-A-Center, Inc. (a)	635	13,672
Rentokil Initial PLC	411	784
Resources Connection, Inc. (a)	223	4,507
Reynolds American, Inc.	64	3,446
Robert Half International, Inc.	290	6,873
RR Donnelley & Sons Co.	629	19,273
SABMiller PLC	157	3,645
Safeway, Inc.	175	5,530
SAIC, Inc. (a)	1,170	22,230
Sapporo Holdings Ltd.	218	1,618
Saputo, Inc.	54	1,456
Sara Lee Corp.	279	4,048
Savient Pharmaceuticals, Inc. (a)	266	5,809
Scottish & Newcastle PLC	-	-
Secom Co. Ltd.	90	4,189
Securitas AB	85	1,097
Serco Group PLC	147	1,289
Service Corporation International	2,457	27,297
SGS SA	1	1,414
Shiseido Co. Ltd.	157	3,767
Smithfield Foods, Inc. (a)	301	8,633
Societe Des Autoroutes SA	13	1,563
Sohgo Security Services Co. Ltd.	80	1,122
Sotheby's	440	12,188
Spherion Corp. (a)	386	1,907
Stewart Enterprises, Inc.	643	4,392
Strayer Education, Inc.	87	16,155
Supervalu, Inc.	585	19,364
Swedish Match AB	67	1,472
Sysco Corp.	315	9,630
Takara Holdings, Inc.	211	1,418
Tate & Lyle PLC	113	1,189
TeleTech Holdings, Inc. (a)	228	5,228
Tesco PLC	1,476	12,587
Thai Beverage PCL	7,279	1,476
The JM Smucker Co.	137	6,834
Tingyi Cayman Islands Holding Corp.	1,491	1,990
Toppan Printing Co. Ltd.	266	2,957
Toyo Suisan Kaisha Ltd.	79	1,401
Transurban Group	385	2,492
Tupperware Brands Corp.	254	10,008
Tyson Foods, Inc.	672	11,962
Unicharm Corp.	24	1,671
Unilever NV	319	10,762
Unilever PLC	244	8,255

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
United Natural Foods, Inc. (a)	195	3,861
United Rentals, Inc. (a)	653	12,303
Universal Corp./Richmond VA	198	12,710
UST, Inc.	438	22,807
Valassis Communications, Inc. (a)	324	4,601
Valeant Pharmaceuticals International (a)	335	4,449
Vedior NV	50	1,390
Vertex Pharmaceuticals, Inc. (a)	259	6,610
Viad Corp.	136	4,279
VistaPrint Ltd. (a)	275	9,358
Watson Wyatt Worldwide, Inc.	274	16,062
WD-40 Co.	112	3,485
Weight Watchers International, Inc.	75	3,440
Western Union Co./The	388	8,924
Whole Foods Market, Inc.	317	10,348
Wilmar International Ltd.	975	3,314
WM Morrison Supermarkets PLC	430	2,449
WM Wrigley Jr Co.	111	8,454
WM Wrigley Jr Co.- B Shares	42	3,198
Woolworths Ltd.	481	13,026
Yakult Honsha Co. Ltd.	65	1,732
Yamazaki Baking Co. Ltd.	164	1,736
		1,759,320

Energy (7.57%)
Acergy SA	49	1,216
Advantage Energy Income Fund	34	403
Alpha Natural Resources, Inc. (a)	427	20,774
Anadarko Petroleum Corp.	183	12,180
Apache Corp.	128	17,239
Arch Coal, Inc.	281	16,118
Atwood Oceanics, Inc. (a)	158	15,909
Australian Worldwide Exploration Ltd. (a)	444	1,529
Baker Hughes, Inc.	165	13,345
BG Group PLC	663	16,224
BJ Services Co.	386	10,912
Bourbon SA	20	1,353
BP PLC	4,311	52,361
Cabot Oil & Gas Corp.	365	20,794
Caltex Australia Ltd.	61	692
Cameron International Corp. (a)	460	22,646
Canadian Natural Resources Ltd.	100	8,495
Canadian Oil Sands Trust	44	1,976
CGG-Veritas (a)	5	1,264
Cheniere Energy, Inc. (a)	276	2,688
Chesapeake Energy Corp.	246	12,718
Chevron Corp.	818	78,651
Cimarex Energy Co.	195	12,149
CNOOC Ltd.	5,804	10,248

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Cnpc Hong Kong Ltd.	2,113	1,017
ConocoPhillips Co.	568	48,933
Consol Energy, Inc.	375	30,360
Core Laboratories NV (a)	154	19,293
Cosmo Oil Co. Ltd.	268	889
Covanta Holding Corp. (a)	225	5,992
Crosstex Energy, Inc.	229	7,926
Delta Petroleum Corp. (a)	330	8,098
Denbury Resources, Inc. (a)	474	14,485
Devon Energy Corp.	171	19,391
Diamond Offshore Drilling, Inc.	34	4,264
Dril-Quip, Inc. (a)	82	4,687
El Paso Corp.	1,916	32,840
Enbridge, Inc.	62	2,550
EnCana Corp.	142	11,456
Encore Acquisition Co. (a)	185	8,442
Enerplus Resources Fund	30	1,344
ENI SpA	458	17,698
ENSCO International, Inc.	313	19,947
EOG Resources, Inc.	126	16,440
Equitable Resources, Inc.	117	7,765
EXCO Resources, Inc. (a)	799	17,834
Exterran Holdings, Inc. (a)	116	7,748
Exxon Mobil Corp.	2,128	198,053
First Solar, Inc. (a)	68	19,855
FMC Technologies, Inc. (a)	274	18,413
Fording Canadian Coal Trust	13	801
Forest Oil Corp. (a)	79	4,655
Foundation Coal Holdings, Inc.	137	8,217
Frontier Oil Corp.	105	2,609
Fugro NV	19	1,701
Global Industries Ltd. (a)	496	7,916
Grey Wolf, Inc. (a)	1,800	11,286
Halliburton Co.	485	22,266
Headwaters, Inc. (a)	292	3,338
Helix Energy Solutions Group, Inc. (a)	164	5,666
Helmerich & Payne, Inc.	188	10,105
Hercules Offshore, Inc. (a)	349	9,200
Hess Corp.	49	5,204
Holly Corp.	307	12,734
Husky Energy, Inc.	46	2,077
Idemitsu Kosan Co. Ltd.	12	1,022
Imperial Oil Ltd.	53	3,127
ION Geophysical Corp. (a)	729	11,613
Japan Petroleum Exploration Co.	19	1,314
John Wood Group PLC	198	1,691
Lundin Petroleum AB (a)	122	1,707
Marathon Oil Corp.	248	11,301
Mariner Energy, Inc. (a)	697	19,209

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Murphy Oil Corp.	180	16,261
National Fuel Gas Co.	166	8,496
National Oilwell Varco, Inc. (a)	330	22,589
Neste Oil OYJ	36	1,094
Nexen, Inc.	87	3,007
Niko Resources Ltd.	14	1,265
Nippon Mining Holdings, Inc.	370	2,288
Nippon Oil Corp.	583	3,997
Noble Corp.	581	32,699
Noble Energy, Inc.	174	15,138
Occidental Petroleum Corp.	324	26,960
Oceaneering International, Inc. (a)	104	6,945
Oil Search Ltd.	395	1,770
Oilexco, Inc. (a)	109	1,664
OMV AG	28	2,119
Oneok, Inc.	247	11,886
OPTI Canada, Inc. (a)	61	1,291
Origin Energy Ltd.	348	4,580
Parker Drilling Co. (a)	856	6,865
Patriot Coal Corp. (a)	137	9,049
Peabody Energy Corp.	157	9,597
Penn Virginia Corp.	187	9,818
Penn West Energy Trust	42	1,265
Petro-Canada	93	4,660
Pride International, Inc. (a)	294	12,480
Q-Cells AG (a)	15	1,748
Questar Corp.	363	22,517
Quicksilver Resources, Inc. (a)	214	8,879
Range Resources Corp.	292	19,383
Renewable Energy Corp. AS (a)	33	1,130
Repsol YPF SA	147	5,979
Rowan Cos, Inc.	280	10,917
Royal Dutch Shell PLC - A Shares	465	18,753
Royal Dutch Shell PLC - B Shares	514	20,589
Saipem SpA	47	2,073
Santos Ltd.	238	3,568
SBM Offshore NV	32	1,228
Schlumberger Ltd.	724	72,798
Seacor Holdings, Inc. (a)	155	13,192
Seadrill Ltd.	64	1,949
Showa Shell Sekiyu KK	105	1,107
Singapore Petroleum Co. Ltd.	306	1,625
Smith International, Inc.	432	33,052
Solarworld AG	27	1,451
Southwestern Energy Co. (a)	664	28,094
Spectra Energy Corp.	197	4,866
St Mary Land & Exploration Co.	374	16,351
StatoilHydro ASA	233	8,448
Stone Energy Corp. (a)	116	7,069

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Suncor Energy, Inc.	85	9,592
Sunoco, Inc.	308	14,294
Sunpower Corp. (a)	71	6,196
Superior Energy Services, Inc. (a)	473	20,992
Talisman Energy, Inc.	195	3,944
Technip SA	20	1,854
Tesoro Corp.	394	9,905
Tetra Technologies, Inc. (a)	372	6,049
TonenGeneral Sekiyu KK	134	1,156
Total SA	422	35,553
TransCanada Corp.	100	3,664
Transocean, Inc.	189	27,870
Tullow Oil PLC	134	2,008
Ultra Petroleum Corp. (a)	322	26,749
UTS Energy Corp. (a)	227	1,219
Valero Energy Corp.	224	10,942
Vestas Wind Systems A/S (a)	34	3,728
Walter Industries, Inc.	158	10,959
Weatherford International Ltd. (a)	179	14,440
W-H Energy Services, Inc. (a)	200	15,458
Whiting Petroleum Corp. (a)	129	9,871
Williams Cos, Inc.	185	6,568
Woodside Petroleum Ltd.	179	9,441
XTO Energy, Inc.	312	19,300
		1,852,664

Financial (15.08%)
The 77 Bank Ltd.	198	1,179
ACE Ltd.	104	6,270
ACOM Co. Ltd.	37	1,146
Admiral Group PLC	79	1,368
Aegon NV	270	4,354
Aeon Credit Service Co. Ltd.	92	1,462
Aeon Mall Co. Ltd.	44	1,375
Affiliated Managers Group, Inc. (a)	61	6,060
AGF Management Ltd.	38	905
Agile Property Holdings Ltd.	736	1,024
Aiful Corp.	52	1,020
The Aichi Bank Ltd.	12	1,027
Aioi Insurance Co. Ltd.	221	1,392
Alexandria Real Estate Equities, Inc.	175	18,380
Allco Finance Group Ltd.	143	142
Alleanza Assicurazioni SpA	103	1,354
Alleghany Corp. (a)	10	3,514
Alliance & Leicester PLC	81	832
Allianz SE	84	17,137
Allied Irish Banks PLC	171	3,606
Allied World Assurance Co.	84	3,463
The Allstate Corp.	241	12,137

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Alpha Bank AE	76	2,600
AMB Property Corp.	211	12,185
AMBAC Financial Group, Inc.	1,170	5,417
Amcore Financial, Inc.	152	1,891
American Express Co.	638	30,637
American Financial Group, Inc.	167	4,579
American Home Mortgage Investments Corp.	408	24
American International Group, Inc.	818	37,792
American National Insurance Co.	39	4,359
AmeriCredit Corp. (a)	615	8,585
Ameriprise Financial, Inc.	81	3,847
Amlin PLC	208	1,140
AMP Ltd.	747	5,518
Anchor BanCorp. Wisconsin, Inc.	198	3,008
Anglo Irish Bank Corp. PLC	136	1,876
Annaly Capital Management, Inc.	1,086	18,201
AON Corp.	103	4,675
Apartment Investment & Management Co.	199	7,359
Arch Capital Group Ltd. (a)	120	8,478
Arthur J Gallagher & Co.	239	5,872
Ascendas Real Estate Investment Trust	732	1,387
Aspen Insurance Holdings Ltd.	193	5,016
Assicurazioni Generali SpA	225	10,030
Associated Banc Corp.	289	8,170
Assurant, Inc.	284	18,460
Assured Guaranty Ltd.	354	8,953
Astoria Financial Corp.	210	4,977
ASX Ltd.	68	2,303
Australia & New Zealand Banking Group	729	15,063
AvalonBay Communities, Inc.	161	16,422
Aviva PLC	483	6,044
The Awa Bank Ltd.	274	1,763
AXA Asia Pacific Holdings Ltd.	360	2,018
AXA SA	334	12,471
Axis Capital Holdings Ltd.	348	11,801
Babcock & Brown Ltd.	116	1,609
Baloise Holding AG	14	1,536
Banca Monte dei Paschi di Sien EU	233	798
Banca Popolare di Milano Scarl	90	1,114
Banco Bilbao Vizcaya Arg.	661	15,249
Banco BPI SA	141	804
Banco Comercial Portugues SA	623	1,756
Banco de Valencia SA	23	1,293
Banco Espirito Santo SA	56	1,068
Banco Popular Espanol SA	143	2,475
Banco Santander SA	1,164	25,180
BanCorpsouth, Inc.	679	16,316
Bank of America Corp.	1,712	64,268
Bank of East Asia Ltd.	619	3,527

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Bank of Ireland	183	2,541
Bank of Kyoto Ltd.	140	1,784
Bank of Montreal	93	4,626
Bank of Nagoya Ltd.	209	1,435
Bank of New York Mellon Corp.	489	21,286
Bank of Nova Scotia	184	8,737
Bank of Queensland Ltd.	87	1,331
Bank of Yokohama Ltd.	560	4,104
Bankinter SA	75	1,156
Barclays PLC	1,218	11,053
BB&T Corp.	213	7,304
Bendigo Bank Ltd.	208	2,400
BioMed Realty Trust, Inc.	502	13,052
BNP Paribas SA	163	17,630
BOC Hong Kong Holdings Ltd.	1,426	3,687
BOK Financial Corp.	57	3,255
Bolsas Y Mercados Espanoles SA	23	1,162
Boston Properties, Inc.	62	6,230
Bradford & Bingley PLC	153	497
Brandywine Realty Trust	767	13,384
BRE Properties, Inc.	340	16,303
British Land Co. PLC	97	1,622
Brookfield Asset Management, Inc.	108	3,523
Cabcharge Australia Ltd.	123	1,040
Cambridge Industrial Trust	728	376
Camden Property Trust	114	6,032
Canadian Imperial Bank of Commerce	63	4,640
CapitaCommercial Trust	749	1,237
Capital One Financial Corp.	134	7,102
CapitaLand Ltd.	666	3,335
CapitalSource, Inc.	492	6,913
CapitaMall Trust	528	1,355
Cathay General BanCorp.	454	7,741
Cattles PLC	174	829
CB Richard Ellis Group, Inc. (a)	400	9,248
CBL & Associates Properties, Inc.	278	6,808
Centro Properties Group	337	145
CFS Retail Property Trust	800	1,691
Challenger Financial Services Group Ltd.	275	540
The Charles Schwab Corp.	534	11,534
Cheung Kong Holdings Ltd.	582	9,066
The Chiba Bank Ltd.	357	2,812
China Everbright Ltd.	555	1,413
China Insurance International Holdings Co.	530	1,408
China Overseas Land & Investments Ltd.	1,404	2,955
China Resources Land Ltd.	712	1,467
Chinese Estates Holdings Ltd.	716	1,128
Chubb Corp.	124	6,568
The Chugoku Bank Ltd.	98	1,474

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Chuo Mitsui Trust Holdings, Inc.	394	2,800
Cigna Corp.	111	4,741
Cincinnati Financial Corp.	454	16,299
CIT Group, Inc.	456	4,966
CITIC International Financial Holdings Ltd.	1,560	1,039
Citigroup, Inc.	1,990	50,287
Citizens Republic BanCorp., Inc.	709	5,849
City Developments Ltd.	188	1,677
City National Corp.	97	4,706
CME Group, Inc.	41	18,755
CNP Assurances SA	10	1,190
Colonial BancGroup, Inc.	371	3,020
Colonial Properties Trust	443	10,734
Comerica, Inc.	439	15,246
Commerce Bancshares, Inc.	174	7,569
Commerce Group, Inc.	490	17,856
Commerzbank AG	112	4,083
Commonwealth Bank of Australia	514	21,750
Commonwealth Property Office Fund	956	1,272
CompuCredit Corp. (a)	413	3,337
Conseco, Inc. (a)	454	5,289
Corio NV	13	1,218
Corporate Office Properties Trust	317	11,824
Countrywide Financial Corp.	861	4,977
Cousins Properties, Inc.	193	4,904
Credit Agricole SA	139	4,700
Credit Saison Co. Ltd.	67	1,804
Credit Suisse Group	195	10,859
Cullen/Frost Bankers, Inc.	152	8,485
Daishi Bank Ltd.	308	1,318
Daito Trust Cons Ltd.	36	1,676
Daiwa Securities Group, Inc.	556	5,513
Danske Bank A/S	88	3,052
DB RREEF Trust	1,153	1,920
DBS Group Holdings Ltd.	444	6,502
DCT Industrial Trust, Inc.	1,480	14,800
Deerfield Capital Corp.	35	49
Delphi Financial Group, Inc.	182	4,940
Derwent London PLC	39	1,038
Deutsche Bank AG	98	11,801
Deutsche Boerse AG	38	5,560
Deutsche Postbank AG	17	1,498
Developers Diversified Realty Corp.	157	6,743
Dexia SA	104	2,904
DiamondRock Hospitality Co.	733	9,346
Digital Realty Trust, Inc.	399	15,461
Dime Community Bancshares, Inc.	191	3,566
DnB NOR ASA	137	2,054
Downey Financial Corp.	141	1,994

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Duke Realty Corp.	328	8,010
E*Trade Financial Corp. (a)	1,776	7,068
EFG Eurobank Ergasias SA	51	1,584
Endurance Specialty Holdings Ltd.	139	5,161
Equity Lifestyle Properties, Inc.	104	5,142
Equity Residential Property Trust	100	4,152
Erie Indemnity Co.	125	6,678
Erste Bank der Oesterreichisch AG	41	3,055
Essex Property Trust, Inc.	166	19,754
Eurazeo	9	1,167
Everest Re Group Ltd.	160	14,456
Fairfax Financial Holdings Ltd.	7	2,113
Fannie Mae	332	9,396
Federal Realty Investment Trust	114	9,365
Federated Investors, Inc.	236	7,901
FelCor Lodging Trust, Inc.	609	7,667
Fidelity National Financial, Inc.	523	8,363
Fifth Third BanCorp.	183	3,922
First American Corp.	203	6,658
First BanCorp.	643	6,616
First Community Bancorp, Inc.	112	2,407
First Horizon National Corp.	301	3,251
First Industrial Realty Trust, Inc.	185	5,589
First Marblehead Corp.	122	451
First Midwest BanCorp., Inc.	439	11,208
First Niagara Financial Group	969	13,983
FirstFed Financial Corp. (a)	115	1,757
FirstMerit Corp.	660	13,543
FKP Property Group	219	734
FNB Corp.	414	6,400
Fonciere Des Regions	9	1,373
Fondiaria-Sai SpA	27	1,091
Forest City Enterprises, Inc.	122	4,507
Forestar Real Estate Group, Inc. (a)	241	6,001
Fortis	243	6,646
Franklin Resources, Inc.	86	8,183
Franklin Street Properties Corp.	445	6,573
Fraser and Neave Ltd.	435	1,533
Freddie Mac	113	2,815
Fremont General Corp. (a)	653	150
Friedman Billings Ramsey Group	1,010	2,515
Friends Provident PLC	400	945
Frontier Financial Corp.	337	5,392
Fukuoka Financial Group, Inc.	700	3,467
Fulton Financial Corp.	1,529	19,067
Genting International PLC (a)	2,221	999
Genworth Financial, Inc.	172	3,966
GLG Partners, Inc.	261	2,153
Goldman Sachs Group, Inc.	128	24,495

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Goodman Group	585	2,495
GPT Group	835	2,623
Gramercy Capital Corp.	150	2,850
Great Portland Estates PLC	99	902
Great-West Lifeco, Inc.	48	1,491
Greentown China Holdings Ltd.	546	638
Guaranty Financial Group, Inc. (a)	335	2,563
Guoco Group Ltd.	90	965
The Gunma Bank Ltd.	198	1,582
GZI Real Estate Investment Trust	1,092	416
Hachijuni Bank Ltd.	207	1,366
Hammerson PLC	54	1,082
Hang Lung Group Ltd.	333	1,793
Hang Lung Properties Ltd.	731	2,973
Hang Seng Bank Ltd.	275	5,508
Hannover Rueckversicherung AG	29	1,584
Hartford Financial Services Group, Inc.	133	9,479
Hbos PLC	698	6,528
HCC Insurance Holdings, Inc.	263	6,491
HCP, Inc.	599	21,384
Health Care REIT, Inc.	682	33,043
Healthcare Realty Trust, Inc.	468	13,258
Helvetia Holding AG	3	1,260
Henderson Investment Ltd.	794	92
Henderson Land Development Corp.	436	3,329
Higo Bank Ltd.	196	1,231
Hilb Rogal & Hobbs Co.	176	5,092
Hiroshima Bank Ltd.	250	1,375
The Hokkoku Bank Ltd.	305	1,308
Hokuhoku Financial Group, Inc.	556	1,764
Home Properties, Inc.	169	8,884
Hong Kong Exchanges and Clearing Ltd.	424	8,662
Hongkong Land Holdings Ltd.	740	3,360
Hopewell Holdings Ltd.	301	1,313
Hopson Development Holdings Ltd.	363	774
Horace Mann Educators Corp.	285	4,822
Hospitality Properties Trust	223	7,165
Host Hotels & Resorts, Inc.	752	12,934
HRPT Properties Trust	1,837	12,730
HSBC Holdings PLC	2,712	47,442
Hudson City BanCorp., Inc.	1,242	23,759
Huntington Bancshares, Inc.	1,023	9,606
The Hyakugo Bank Ltd.	202	1,323
The Hyakujushi Bank Ltd.	258	1,536
Hypo Real Estate Holding AG	37	1,380
Hysan Development Co. Ltd.	504	1,462
ICAP PLC	134	1,561
IGM Financial, Inc.	26	1,236
Immoeast AG (a)	100	1,020

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Immofinanz AG	103	1,141
Industrial Alliance Insurance	35	1,377
IndyMac BanCorp., Inc.	786	2,555
ING Groep NV	389	14,892
ING Industrial Fund	615	1,213
ING Office Fund	910	1,198
Insurance Australia Group Ltd.	717	2,943
IntercontinentalExchange, Inc. (a)	143	22,186
International Bancshares Corp.	411	10,271
Intesa Sanpaolo RNC	182	1,294
Intesa Sanpaolo SpA	1,792	13,442
Invesco Ltd.	467	11,979
Investec PLC	104	744
Investment Technology Group, Inc. (a)	293	14,140
Investor AB - A Shares	51	1,178
Investor AB - B Shares	85	2,023
IPC Holdings Ltd.	154	4,483
Irish Life & Permanent PLC	54	873
iStar Financial, Inc.	305	5,871
IVG Immobilien AG	36	909
Iyo Bank Ltd.	148	1,687
JAFCO Co. Ltd.	28	1,115
Janus Capital Group, Inc.	449	12,599
Japan Securities Finance Co. Ltd.	96	798
Jefferies Group, Inc.	260	4,888
Jones Lang LaSalle, Inc.	74	5,743
The Joyo Bank Ltd.	322	1,827
JPMorgan Chase & Co.	1,315	62,660
The Juroku Bank Ltd.	218	1,281
Jyske Bank A/S (a)	16	1,105
KBC Groep NV	32	4,355
The Kagoshima Bank Ltd.	179	1,436
The Keiyo Bank Ltd.	232	1,638
Keppel Land Ltd.	238	1,064
Kerry Properties Ltd.	181	1,225
KeyCorp.	560	13,513
Kilroy Realty Corp.	215	11,249
Kimco Realty Corp.	598	23,866
Kinnevik Investment AB	68	1,460
Klepierre SA	24	1,466
Knight Capital Group, Inc. (a)	934	17,475
Kowloon Development Co. Ltd.	593	1,309
LaBranche & Co., Inc. (a)	480	3,067
Land Securities Group PLC	82	2,510
LaSalle Hotel Properties	194	6,222
Legal & General Group PLC	1,217	3,070
Lehman Brothers Holdings, Inc.	222	9,821
Lend Lease Corp. Ltd.	138	1,614
Leopalace21 Corp.	54	953

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Lexington Realty Trust	437	6,293
Liberty International PLC	62	1,209
Liberty Property Trust	216	7,566
Lincoln National Corp.	86	4,623
Link REIT	662	1,589
Lloyds TSB Group PLC	1,049	9,019
Loews Corp.	145	6,106
London Stock Exchange Group PLC	48	1,028
M&T Bank Corp.	117	10,908
The Macerich Co.	166	12,140
Mack-Cali Realty Corp.	158	6,165
Macquarie Communications Infrastructure Group	256	1,084
Macquarie CountryWide Trust	775	1,013
Macquarie Group Ltd.	101	6,043
Macquarie Infrastructure Group	1,071	2,860
Macquarie Office Trust	1,000	972
Man Group PLC	306	3,537
Manulife Financial Corp.	288	11,259
Mapfre SA	279	1,425
Markel Corp. (a)	20	8,688
Marsh & McLennan Cos, Inc.	217	5,987
Marshall & Ilsley Corp.	693	17,311
Max Capital Group Ltd.	209	4,893
MBIA, Inc.	313	3,255
Mediobanca SpA	72	1,510
Meinl European Land Ltd. (a)	56	739
Mercury General Corp.	62	3,093
Merrill Lynch & Co., Inc.	139	6,926
MetLife, Inc.	145	8,823
MGIC Investment Corp.	197	2,567
Mid-America Apartment Communities	125	6,626
Millea Holdings, Inc.	330	13,995
Mirvac Group	403	1,597
Mitsubishi Estate Co. Ltd.	547	15,886
Mitsubishi UFJ Financial Group	4,823	53,061
Mitsubishi UFJ Lease & Finance Co. Ltd.	29	1,422
Mitsui Fudosan Co. Ltd.	351	8,844
Mitsui Sumitomo Insurance Co.	-	-
Mitsui Sumitomo Insurance Group (a)	171	6,808
Mizuho Financial Group, Inc.	5	25,965
Mizuho Trust & Banking Co. Ltd.	682	1,128
Montpelier Re Holdings Ltd.	244	4,026
Morgan Stanley	372	18,079
Muenchener Rueckversicherungs AG	41	7,941
Musashino Bank Ltd.	28	1,217
The Nanto Bank Ltd.	259	1,335
The Nasdaq Stock Market, Inc. (a)	199	7,254
National Australia Bank Ltd.	638	18,185
National Bank of Canada	30	1,601

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
National Bank of Greece SA	88	4,888
National City Corp.	318	2,003
National Financial Partners Co.	261	7,026
National Retail Properties, Inc.	596	13,654
Nationwide Financial Services, Inc.	430	21,552
Nationwide Health Properties, Inc.	772	27,807
New World Development Ltd.	895	2,308
New York Community BanCorp., Inc.	964	17,998
NewAlliance Bancshares, Inc.	768	10,337
Newcastle Investment Corp.	360	3,560
Nexity Financial Corp.	17	763
Nipponkoa Insurance Co. Ltd.	321	3,127
The Nishi-Nippon City Bank Ltd.	390	1,193
Nissay Dowa General Insurance Co. Ltd.	232	1,352
Nomura Holdings, Inc.	761	13,232
Nomura Real Estate Holdings	43	873
Nordea Bank AB	387	6,413
Northern Rock PLC	79	141
Novastar Financial, Inc.	20	39
Nymex Holdings, Inc.	49	4,537
NYSE Euronext, Inc.	100	6,610
Ogaki Kyoritsu Bank Ltd.	262	1,351
Okasan Holdings, Inc.	205	1,106
Old Mutual PLC	1,026	2,615
Old National BanCorp.	647	11,070
Old Republic International Corp.	720	10,332
Onex Corp.	42	1,317
optionsXpress Holdings, Inc.	148	3,178
ORIX Corp.	36	6,495
Oversea-Chinese Banking Corp.	985	6,428
Pacific Capital BanCorp. NA	333	6,787
Pargesa Holding SA	12	1,381
Park National Corp.	57	4,333
PartnerRe Ltd.	144	10,653
Pennsylvania Real Estate Investment Trust	351	8,838
People's United Financial, Inc.	222	3,767
Perpetual Ltd.	20	1,035
Philadelphia Consolidated Holding Corp. (a)	398	14,678
The Phoenix Cos, Inc.	1,002	13,026
Piper Jaffray Cos (a)	94	3,502
Piraeus Bank SA	63	2,149
Platinum Underwriters Holdings Ltd.	458	16,428
The PMI Group, Inc.	206	1,160
PNC Financial Services Group, Inc.	108	7,490
Popular, Inc.	601	7,494
Post Properties, Inc.	131	4,808
Power Corporation of Canada	59	2,069
Power Financial Corp.	43	1,588
Principal Financial Group, Inc.	102	5,473

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
ProAssurance Corp. (a)	154	8,136
Promise Co. Ltd.	48	1,519
Prosperity Bancshares, Inc.	185	5,729
Prosperity REIT	2,080	430
Protective Life Corp.	155	6,606
Provident Bankshares Corp.	217	2,780
Provident Financial Services, Inc.	429	6,619
Prudential Financial, Inc.	180	13,628
Prudential PLC	455	6,241
PSP Swiss Property AG	25	1,555
Public Storage, Inc.	67	6,077
QBE Insurance Group Ltd.	344	8,208
Quintain Estates & Development PLC	70	566
Radian Group, Inc.	186	1,004
Raiffeisen International Bank-Holding AG	9	1,463
RAIT Financial Trust	440	3,344
Ratos AB	42	1,470
Raymond James Financial, Inc.	234	6,732
Realty, Income Corp.	884	23,258
Redwood Trust, Inc.	261	8,689
Regency Centers Corp.	140	10,020
Regions Financial Corp.	225	4,932
Reinsurance Group of America, Inc.	68	3,535
RenaissanceRe Holdings Ltd.	156	8,025
Resolution PLC	128	1,829
Resona Holdings, Inc.	2	3,847
RLI Corp.	110	5,280
Royal & Sun Alliance Insurance Group PLC	556	1,485
Royal Bank of Canada	238	11,348
Royal Bank of Scotland Group PLC	2,446	16,775
Safeco Corp.	253	16,885
Sampo Oyj	92	2,608
San-In Godo Bank Ltd.	149	1,318
Schroders PLC	52	1,088
Segro PLC	109	999
Selective Insurance Group	410	8,741
Senior Housing Properties Trust	726	17,388
The Senshu Bank Ltd.	514	1,127
The Shiga Bank Ltd.	202	1,348
Shimao Property Holdings Ltd.	489	973
Shinko Securities Co. Ltd.	267	912
Shinsei Bank Ltd.	589	2,594
The Shizuoka Bank Ltd.	283	3,467
Shui On Land Ltd.	1,248	1,241
Shun Tak Holdings Ltd.	840	1,119
Simon Property Group, Inc.	113	11,284
Singapore Exchange Ltd.	424	2,686
Sino Land Co	580	1,466
Skandinaviska Enskilda Banken AB	101	2,455

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
SL Green Realty Corp.	126	11,693
Societa Cattolica di Assicuraz	23	1,240
Societe Generale	86	10,096
Sompo Japan Insurance, Inc.	393	4,373
Sony Financial Holdings, Inc.	1	4,222
The South Financial Group, Inc.	701	4,234
Sovereign BanCorp., Inc.	790	5,901
St George Bank Ltd.	212	5,319
Standard Chartered PLC	260	9,272
Standard Life PLC	392	1,952
State Street Corp.	199	14,356
Sterling Bancshares, Inc.	588	6,109
Sterling Financial Corp.	353	4,310
Stockland Trust Group	555	3,786
Storebrand ASA	86	819
Strategic Hotels & Resorts, Inc.	705	10,159
Sumitomo Mitsui Financial Group, Inc.	3	25,821
Sumitomo Realty & Development Ltd.	190	4,751
Sumitomo Trust & Banking Co. Ltd.	665	5,979
Sun Hung Kai Properties Ltd.	547	9,581
Sun Life Financial, Inc.	107	5,173
SunCorp-Metway Ltd.	383	4,932
Sunstone Hotel Investors, Inc.	565	10,554
Suntec REIT	1,048	1,167
SunTrust Banks, Inc.	111	6,188
Suruga Bank Ltd.	105	1,481
Susquehanna Bancshares, Inc.	712	14,162
SVB Financial Group (a)	167	8,126
Svenska Handelsbanken AB	94	2,614
Swedbank AB	67	1,701
Swiss Life Holding	6	1,798
Swiss Reinsurance AG	70	5,837
SWS Group, Inc.	176	2,309
Sydbank A/S	26	977
Synovus Financial Corp.	770	9,117
T Rowe Price Group, Inc.	571	33,438
T&D Holdings, Inc.	98	6,239
Takefuji Corp.	53	1,256
Taubman Centers, Inc.	342	19,381
TCF Financial Corp.	288	5,011
TD Ameritrade Holding Corp. (a)	130	2,353
Tokai Tokyo Securities Co. Ltd.	232	942
Tokyo Tatemono Co. Ltd.	127	1,107
Tokyo Tomin Bank Ltd./The	38	806
Tokyu Land Corp.	182	1,353
Topdanmark A/S (a)	8	1,415
Torchmark Corp.	229	14,825
Toronto-Dominion Bank	337	22,092
The Travelers Cos, Inc.	266	13,406

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Trustco Bank Corp.	495	4,321
Trustmark Corp.	472	10,280
TSX Group, Inc.	32	1,344
UBS AG (a)	372	12,556
UCBH Holdings, Inc.	949	6,909
UDR, Inc.	326	8,241
Umpqua Holdings Corp.	432	6,372
Unibail-Rodamco	15	3,883
UniCredit SpA	2,286	17,424
UnionBanCal Corp.	124	6,511
Unione di Banche Italiane SCPA	119	3,156
Unipol Gruppo Finanziario SpA	388	1,274
United Bankshares, Inc.	313	9,105
United Community Banks, Inc.	202	2,773
United Industrial Corp. Ltd.	642	1,292
United Overseas Bank Ltd.	484	7,281
Unitrin, Inc.	100	3,794
Unum Group	1,015	23,558
UOL Group Ltd.	368	1,031
Urban Corp.	82	448
US BanCorp.	673	22,808
Valad Property Group	824	742
Valley National BanCorp	293	5,623
Ventas, Inc.	391	18,987
Wachovia Corp.	768	22,387
Waddell & Reed Financial, Inc.	93	3,149
Washington Federal, Inc.	757	18,024
Washington Mutual, Inc.	273	3,355
Webster Financial Corp.	497	12,947
Weingarten Realty Investors	193	7,120
Wells Fargo & Co.	1,268	37,723
Wereldhave NV	4	510
Westfield Group	719	12,373
Westpac Banking Corp.	731	16,890
Wheelock & Co. Ltd.	504	1,578
White Mountains Insurance Group Ltd.	16	7,618
Whitney Holding Corp.	605	14,163
Willis Group Holdings Ltd.	264	9,174
Wilmington Trust Corp.	165	5,425
Wing Hang Bank Ltd.	104	1,393
Wing Lung Bank Ltd.	125	2,254
Wing Tai Holdings Ltd.	533	790
Wintrust Financial Corp.	100	3,172
WR Berkley Corp.	415	10,661
XL Capital Ltd.	66	2,303
Yamaguchi Financial Group, Inc.	105	1,332
The Yamanashi Chuo Bank Ltd.	211	1,388
Zenith National Insurance Corp.	342	12,703
Zions Bancorporation	141	6,536
Zurich Financial Services AG	27	8,267
		3,692,650

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Healthcare (5.72%)
Abbott Laboratories	565	29,804
Advanced Medical Optics, Inc. (a)	122	2,562
Aetna, Inc.	268	11,685
Alcon, Inc.	39	6,162
Alfresa Holdings Corp.	19	1,332
Alkermes, Inc. (a)	503	6,252
Allergan, Inc.	154	8,681
American Medical Systems Holdings, Inc. (a)	357	5,034
Amerigroup Corp. (a)	346	8,993
AmerisourceBergen Corp.	356	14,436
Amylin Pharmaceuticals, Inc. (a)	243	6,702
Apria Healthcare Group, Inc. (a)	423	7,453
Arthrocare Corp. (a)	131	5,903
Astellas Pharma, Inc.	219	8,951
AstraZeneca PLC	279	11,802
Barr Pharmaceuticals, Inc. (a)	218	10,950
Baxter International, Inc.	386	24,056
Beckman Coulter, Inc.	123	8,401
Becton Dickinson & Co.	127	11,354
BioMarin Pharmaceutical, Inc. (a)	594	21,657
Biovail Corp.	69	789
Boston Scientific Corp. (a)	717	9,558
Bristol-Myers Squibb Co.	763	16,763
Brookdale Senior Living, Inc.	107	2,801
Celesio AG	22	962
Cephalon, Inc. (a)	131	8,176
Chugai Pharmaceutical Co. Ltd.	110	1,530
Cochlear Ltd.	25	1,337
Covance, Inc. (a)	127	10,641
Coventry Health Care, Inc. (a)	304	13,598
CR Bard, Inc.	201	18,928
Cubist Pharmaceuticals, Inc. (a)	264	5,111
CV Therapeutics, Inc. (a)	272	2,489
Daiichi Sankyo Co. Ltd.	278	7,646
Dainippon Sumitomo Pharma Co.	137	1,046
DaVita, Inc. (a)	241	12,631
Dentsply International, Inc.	303	11,778
Edwards Lifesciences Corp. (a)	384	21,281
Eisai Co. Ltd.	114	4,034
Elan Corp. PLC (a)	87	2,379
Eli Lilly & Co.	376	18,101
Endo Pharmaceuticals Holdings (a)	266	6,605
Essilor International SA	39	2,434
Express Scripts, Inc. (a)	116	8,122
Fisher & Paykel Healthcare Corp.	504	1,052

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Forest Laboratories, Inc. (a)	164	5,692
Fresenius Medical Care AG & Co.	34	1,815
Gen-Probe, Inc. (a)	295	16,626
Getinge AB	59	1,508
Gilead Sciences, Inc. (a)	582	30,124
GlaxoSmithKline PLC	1,137	25,337
Grifols SA	62	1,738
Haemonetics Corp. (a)	133	7,612
Health Management Associates, Inc. (a)	1,823	12,998
Health Net, Inc. (a)	236	6,912
Healthscope Ltd.	283	1,450
Healthsouth Corp. (a)	395	7,770
Healthways, Inc. (a)	237	8,658
Hengan International Group Co.	385	1,376
Henry Schein, Inc. (a)	173	9,579
Herbalife Ltd.	103	4,509
Hisamitsu Pharmaceutical Co., Inc.	46	1,721
Hologic, Inc. (a)	993	28,986
Humana, Inc. (a)	212	10,131
Idexx Laboratories, Inc. (a)	356	18,939
Immucor, Inc. (a)	460	12,411
Intuitive Surgical, Inc. (a)	79	22,852
Invacare Corp.	302	5,448
Inverness Medical Innovations, Inc. (a)	459	16,983
Johnson & Johnson	1,108	74,336
Kinetic Concepts, Inc. (a)	107	4,244
King Pharmaceuticals, Inc. (a)	574	5,390
Kyowa Hakko Kogyo Co. Ltd.	92	833
Laboratory Corporation of America Holdings (a)	249	18,829
Luxottica Group SpA	36	1,019
Magellan Health Services, Inc. (a)	258	9,956
Medarex, Inc. (a)	622	4,460
Medco Health Solutions, Inc. (a)	290	14,367
Mediceo Paltac Holdings Co. Ltd.	89	1,501
Medicis Pharmaceutical Corp.	131	2,699
Medtronic, Inc.	713	34,709
Mentor Corp.	242	7,083
Merck & Co., Inc.	829	31,535
Merck KGAA	12	1,710
Mitsubishi Tanabe Pharma Corp.	111	1,326
Mylan, Inc.	793	10,444
NBTY, Inc. (a)	299	8,417
Nobel Biocare Holding AG	20	724
Novartis AG	463	23,550
Novo Nordisk A/S	72	4,957
Odyssey HealthCare, Inc. (a)	236	2,159
Omnicare, Inc.	307	6,247
Ono Pharmaceutical Co. Ltd.	46	2,433
Onyx Pharmaceuticals, Inc. (a)	315	11,075

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
OSI Pharmaceuticals, Inc. (a)	115	3,985
Parkway Holdings Ltd.	510	1,316
Patterson Cos, Inc. (a)	260	8,892
Pediatrix Medical Group, Inc. (a)	315	21,426
Perrigo Co.	322	13,199
Pfizer, Inc.	2,625	52,789
PharMerica Corp. (a)	191	3,253
Psychiatric Solutions, Inc. (a)	269	9,337
Quest Diagnostics, Inc.	77	3,864
Resmed, Inc. (a)	154	6,640
Rhoen Klinikum AG	45	1,371
Roche Holding AG BR	7	1,299
Roche Holding AG Genus	131	21,848
Rohto Pharmaceutical Co. Ltd.	125	1,336
Sanofi-Aventis SA	193	15,117
Santen Pharmaceutical Co. Ltd.	56	1,384
Schering-Plough Corp.	946	17,416
Sepracor, Inc. (a)	216	4,655
Shimadzu Corp.	117	1,149
Shionogi & Co. Ltd.	129	2,476
Shire PLC	103	1,918
Sigma Pharmaceuticals Ltd.	824	921
Smith & Nephew PLC	174	2,266
Sonic Healthcare Ltd.	110	1,583
Sonova Holding AG	14	1,185
St Jude Medical, Inc. (a)	176	7,705
Stada Arzneimittel AG	20	1,357
STERIS Corp.	561	15,545
Stryker Corp.	163	10,567
Sunrise Senior Living, Inc. (a)	211	4,526
Suzuken Co. Ltd.	42	1,587
Synthes, Inc.	11	1,516
Sysmex Corp.	34	1,383
Taisho Pharmaceutical Co. Ltd.	95	1,813
Takeda Pharmaceutical Co. Ltd.	332	17,528
Techne Corp. (a)	249	18,057
Tenet Healthcare Corp. (a)	3,588	22,963
Terumo Corp.	81	3,988
The Medicines Co. (a)	255	5,036
Theravance, Inc. (a)	242	3,023
Tsumura & Co.	76	1,838
UCB SA	23	999
United Therapeutics Corp. (a)	131	11,070
UnitedHealth Group, Inc.	792	25,842
Universal Health Services, Inc.	100	6,264
Varian Medical Systems, Inc. (a)	268	12,564
VCA Antech, Inc. (a)	488	15,796
Watson Pharmaceuticals, Inc. (a)	247	7,667
WellCare Health Plans, Inc. (a)	71	3,108

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
WellPoint, Inc. (a)	216	10,745
West Pharmaceutical Services, Inc.	166	7,787
William Demant Holding A/S (a)	13	1,034
Wyeth	514	22,858
Zimmer Holdings, Inc. (a)	130	9,641
		1,401,572

Holding Companies (0.20%)
China Merchants Holdings International Co.	394	2,022
China Resources Enterprise Ltd.	426	1,563
Citic Pacific Ltd.	299	1,400
DCC PLC	44	1,014
First Pacific Co.	1,795	1,318
GEA Group AG	40	1,493
Groupe Bruxelles Lambert SA	16	2,040
Guangdong Investment Ltd.	1,955	958
Guangzhou Investment Co. Ltd.	4,094	914
Hutchison Whampoa Ltd.	851	8,326
IFIL - Investments SpA	122	1,024
Jardine Matheson Holdings Ltd.	175	5,380
Jardine Strategic Holdings Ltd.	152	2,636
LVMH Moet Hennessy Louis Vuitton	48	5,504
Noble Group Ltd.	1,170	1,924
Shanghai Industrial Holdings Ltd.	300	1,243
Sherritt International Corp.	86	1,200
Swire Pacific Ltd. - A Shares	312	3,649
Swire Pacific Ltd. - B Shares	572	1,341
Washington H Soul Pattinson & Co.	154	1,250
Wendel	7	969
Wharf Holdings Ltd.	489	2,482
		49,650

Industrial (10.01%)
3M Co.	238	18,302
AAR Corp. (a)	182	4,259
ABB Ltd.	421	12,938
Acciona SA	5	1,435
Actividades de Construccion y Servicios SA (ACS)	37	2,196
Actuant Corp.	276	9,348
Acuity Brands, Inc.	217	10,381
Advantest Corp.	67	1,840
Aeroports de Paris	12	1,435
AGFA-Gevaert NV	62	457
Agilent Technologies, Inc. (a)	208	6,284
Albany International Corp.	180	6,534
Alfa Laval AB	21	1,382
Alliant Techsystems, Inc. (a)	198	21,732
Allied Waste Industries, Inc. (a)	725	8,961
Alps Electric Co. Ltd.	132	1,228

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Alstom SA	19	4,422
Amada Co. Ltd.	156	1,296
Amcor Ltd.	367	2,337
Amec PLC	100	1,580
American Commercial Lines, Inc. (a)	181	2,863
Ametek, Inc.	214	10,383
Amphenol Corp.	363	16,763
Ansell Ltd.	129	1,400
Applera Corp. - Applied Biosyst	511	16,306
Aptargroup, Inc.	418	18,455
Arkansas Best Corp.	172	6,791
Arriva PLC	81	1,136
Arrow Electronics, Inc. (a)	115	3,129
Asahi Glass Co. Ltd.	468	5,576
Assa Abloy AB	61	953
Astec Industries, Inc. (a)	82	3,005
Auckland International Airport	514	856
Avnet, Inc. (a)	294	7,700
BAE Systems PLC	627	5,818
Balfour Beatty PLC	148	1,296
BE Aerospace, Inc. (a)	507	20,463
Belden, Inc.	297	10,021
Bemis Co., Inc.	247	6,496
Benchmark Electronics, Inc. (a)	553	9,832
Bilfinger Berger AG	15	1,294
Boeing Co.	425	36,066
Bombardier, Inc. (a)	266	1,743
Boral Ltd.	243	1,426
Bouygues	51	3,825
Briggs & Stratton Corp.	473	7,199
Brink's Co.	267	19,424
Brother Industries Ltd.	110	1,422
Bucyrus International, Inc.	227	28,586
Burlington Northern Santa Fe	114	11,691
CAE, Inc.	102	1,171
Campbell Brothers Ltd.	56	1,446
Canadian National Railway Co.	89	4,661
Canadian Pacific Railway Ltd.	27	1,860
Carlisle Cos, Inc.	414	11,956
Casio Computer Co. Ltd.	104	1,550
Central Glass Co. Ltd.	235	888
Ceradyne, Inc. (a)	121	4,714
CH Robinson Worldwide, Inc.	365	22,878
Charter PLC	56	1,001
Checkpoint Systems, Inc. (a)	387	10,035
Cheung Kong Infrastructure Holdings Co.	365	1,578
China Grand Forestry Resources (a)	3,195	377
Chiyoda Corp.	70	526
Cie de Saint-Gobain SA	69	5,577

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Cimpor Cimentos de Portugal SG	132	1,175
Clarcor, Inc.	154	6,462
Cobham PLC	335	1,468
Cognex Corp.	168	4,234
Coherent, Inc. (a)	155	4,619
ComfortDelgro Corp. Ltd.	963	1,243
Commercial Metals Co.	289	8,999
Comsys Holdings Corp.	118	1,064
Con-Way, Inc.	59	2,729
Cookson Group PLC	93	1,313
Cooper Industries Ltd.	201	8,520
Cosco Corp. Singapore Ltd.	386	899
CRH PLC	101	3,857
CSR Ltd.	456	1,360
CSX Corp.	127	7,995
CTS Corp.	275	3,094
Cummins, Inc.	377	23,619
Curtiss-Wright Corp.	134	6,364
Cymer, Inc. (a)	140	3,639
Daifuku Co. Ltd.	105	1,312
Daiichi Chuo Kisen Kaisha	178	1,200
Daikin Industries Ltd.	105	5,231
Dainippon Screen Manufacturing Co.	178	774
Danaher Corp.	124	9,674
Deere & Co.	68	5,717
Deutsche Post AG	155	4,854
Dionex Corp. (a)	95	7,431
Disco Corp.	24	1,179
Donaldson Co., Inc.	413	17,982
Dover Corp.	253	12,516
Downer EDI Ltd.	222	1,519
DRS Technologies, Inc.	274	17,109
Dyno Nobel Ltd.	712	1,968
EADS	64	1,614
Eagle Materials, Inc.	239	8,671
East Japan Railway Co.	2	15,945
Eastman Kodak Co.	826	14,777
Eaton Corp.	405	35,575
Ebara Corp.	273	987
Eiffage SA (a)	10	920
EMCOR Group, Inc. (a)	307	7,693
Energizer Holdings, Inc. (a)	120	9,487
Energy Conversion Devices, Inc. (a)	190	6,192
ESCO Technologies, Inc. (a)	124	5,773
Esterline Technologies Corp. (a)	182	10,130
Expeditors International Washington, Inc.	450	20,966
Fanuc Ltd.	79	8,304
FedEx Corp.	103	9,875
Finmeccanica SpA	53	1,854

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Finning International, Inc.	50	1,487
Firstgroup PLC	101	1,139
Fletcher Building Ltd.	195	1,306
Flextronics International Ltd. (a)	842	8,748
Flir Systems, Inc. (a)	234	8,033
Flowserve Corp.	117	14,519
FLSmidth & Co.	15	1,588
Fluor Corp.	180	27,517
Fomento de Construcciones y Contratas (FCC)	14	1,012
Forward Air Corp.	163	5,557
Foster Wheeler Ltd. (a)	296	18,852
Fuji Electric Holdings Co. Ltd.	314	1,235
FUJIFILM Holdings Corp.	205	7,866
Fujikura Ltd.	211	927
Funai Electric Co. Ltd.	23	858
Furukawa Electric Co. Ltd.	282	1,022
Futuris Corp. Ltd.	650	1,294
Gamesa Corporacion Tecnologica SA	32	1,558
Gardner Denver, Inc. (a)	263	12,216
Garmin Ltd.	103	4,213
GATX Corp.	179	7,876
General Cable Corp. (a)	287	19,229
General Dynamics Corp.	141	12,749
General Electric Co.	3,927	128,413
General Maritime Corp.	226	5,905
Genesee & Wyoming, Inc. (a)	95	3,390
Gentex Corp.	331	6,183
Glory Ltd.	49	1,103
Go-Ahead Group PLC	23	754
Goodrich Corp.	127	8,655
GrafTech International Ltd. (a)	941	18,491
Granite Construction, Inc.	79	2,710
Grupo Ferrovial SA	14	1,140
Hamamatsu Photonics KK	41	1,250
Hankyu Hanshin Holdings, Inc.	508	2,296
Harsco Corp.	170	10,086
HeidelbergCement AG	9	1,516
Heidelberger Druckmaschinen AG	27	647
Hirose Electric Co. Ltd.	14	1,659
Hitachi Cable Ltd.	212	840
Hitachi Construction Machinery Co. Ltd.	37	1,167
Hitachi Koki Co. Ltd.	74	1,220
Hitachi Ltd.	1,330	8,966
Hitachi Zosen Corp. (a)	675	708
Hochtief AG	13	1,338
Holcim Ltd.	37	3,639
Honeywell International, Inc.	270	16,038
Hong Kong Aircraft Engineering Co. Ltd.	75	1,337
Horiba Ltd.	34	1,154

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hosiden Corp.	83	1,684
HOYA Corp.	172	4,764
Hubbell, Inc.	125	5,591
Ibiden Co. Ltd.	59	2,565
IDEX Corp.	476	17,464
IHI Corp.	586	1,262
Iino Kaiun Kaisha Ltd.	101	1,137
Imerys SA	13	1,127
IMI PLC	109	982
Ingersoll-Rand Co. Ltd.	90	3,994
Insituform Technologies, Inc. (a)	171	2,893
Intermec, Inc. (a)	238	5,027
Invensys PLC	169	1,004
Itron, Inc. (a)	193	17,964
ITT Corp.	370	23,680
Jacobs Engineering Group, Inc. (a)	246	21,237
Japan Airport Terminal Co. Ltd.	75	1,500
Japan Steel Works Ltd.	148	2,738
JGC Corp.	101	1,874
JM AB	43	713
Joy Global, Inc.	212	15,741
JS Group Corp.	109	1,888
Kajima Corp.	421	1,409
Kawasaki Heavy Industries Ltd.	622	1,603
Kawasaki Kisen Kaisha Ltd.	234	2,376
Kaydon Corp.	141	7,384
Keihan Electric Railway Co. Ltd.	366	1,612
Keihin Electric Express Railway Co. Ltd.	215	1,408
Keio Corp.	230	1,318
Keisei Electric Railway Co. Ltd.	255	1,400
Kemet Corp. (a)	704	2,865
Kennametal, Inc.	241	8,380
Keyence Corp.	15	3,817
Kinden Corp.	148	1,405
Kingspan Group PLC	54	633
Kintetsu Corp.	679	2,338
Kirby Corp. (a)	103	5,649
Kitz Corp.	130	775
Komatsu Ltd.	372	11,269
Komori Corp.	57	1,124
Kone OYJ	38	1,500
Konecranes Oyj	32	1,401
Konica Minolta Holdings, Inc.	212	3,172
Koninklijke BAM Groep NV	45	1,085
Kubota Corp.	454	3,178
Kuehne & Nagel International AG	13	1,400
Kurita Water Industries Ltd.	45	1,601
Kyocera Corp.	75	6,895
Kyowa Exeo Corp.	114	898

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
L-3 Communications Holdings, Inc.	255	28,420
Lafarge SA	28	5,068
Landstar System, Inc.	354	18,394
Leggett & Platt, Inc.	437	7,254
Legrand SA	38	1,143
Leighton Holdings Ltd.	52	2,310
Lincoln Electric Holdings, Inc.	266	20,296
Littelfuse, Inc. (a)	111	4,080
Mabuchi Motor Co. Ltd.	22	1,090
Macquarie Airports	648	1,920
Makino Milling Machine Co. Ltd.	97	719
Makita Corp.	57	1,962
MAN AG	18	2,527
Manitowoc Co., Inc.	248	9,379
Martin Marietta Materials, Inc.	89	9,735
Maruichi Steel Tube Ltd.	49	1,767
Masco Corp.	1,072	19,521
Matsushita Electric Works Ltd.	144	1,586
Matthews International Corp.	212	10,481
McDermott International, Inc. (a)	455	24,379
Meggitt PLC	209	1,233
Methode Electronics, Inc.	254	2,753
Metso Oyj	23	999
Mettler Toledo International, Inc. (a)	76	7,240
Mine Safety Appliances Co.	112	4,163
Minebea Co. Ltd.	240	1,461
MISUMI Group, Inc.	76	1,476
Mitsubishi Electric Corp.	857	8,753
Mitsubishi Heavy Industries Ltd.	1,340	6,211
Mitsui Engineering & Shipbuilding Co. Ltd.	309	1,007
Mitsui OSK Lines Ltd.	477	6,564
Mitsumi Electric Co. Ltd.	33	1,104
Molex, Inc.	176	4,562
Monadelphous Group Ltd.	93	1,177
Moog, Inc. (a)	250	10,778
Mori Seiki Co. Ltd.	40	737
MTR Corp.	520	1,862
MTU Aero Engines Holding AG	19	871
Mueller Industries, Inc.	356	11,524
Mueller Water Products, Inc.	421	3,343
Murata Manufacturing Co. Ltd.	89	4,707
Nabtesco Corp.	87	1,284
Nachi-Fujikoshi Corp.	259	1,071
Nagoya Railroad Co. Ltd.	446	1,428
Nalco Holding Co.	147	3,380
Nankai Electric Railway Co. Ltd.	440	1,790
National Express Group PLC	56	1,031
National Instruments Corp.	288	8,473
NCI Building Systems, Inc. (a)	101	2,438

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
NEC Corp.	809	3,820
Neptune Orient Lines Ltd.	352	836
Newport Corp. (a)	178	2,049
Nexans SA	7	933
NGK Insulators Ltd.	117	2,245
Nichias Corp.	130	454
Nichicon Corp.	84	645
Nidec Corp.	48	3,614
Nikon Corp.	139	4,010
Nippon Chemi-Con Corp.	123	487
Nippon Electric Glass Co. Ltd.	147	2,269
Nippon Express Co. Ltd.	379	2,092
Nippon Sheet Glass Co. Ltd.	266	1,218
Nippon Yusen KK	488	4,740
Nishi-Nippon Railroad Co. Ltd.	361	1,274
NKT Holding A/S	12	974
Nordson Corp.	205	12,101
Norfolk Southern Corp.	142	8,460
Norsk Hydro ASA	135	2,011
Northrop Grumman Corp.	102	7,504
NSK Ltd.	193	1,607
NTN Corp.	177	1,355
Obayashi Corp.	287	1,388
Odakyu Electric Railway Co. Ltd.	247	1,679
Okuma Corp.	80	909
Old Dominion Freight Line, Inc. (a)	165	5,066
Olympus Corp.	99	3,256
Omron Corp.	94	1,953
Orbotech Ltd. (a)	223	3,914
Orient Overseas (International) Ltd.	109	599
OSG Corp.	93	1,308
Overseas Shipholding Group, Inc.	120	9,031
Owens-Illinois, Inc. (a)	417	22,998
Pacer International, Inc.	256	4,751
Pacific Basin Shipping Ltd.	885	1,619
Packaging Corporation of America	214	4,704
Pall Corp.	292	10,153
Panalpina Welttransport Holdings AG	7	892
Park Electrochemical Corp.	93	2,520
Parker Hannifin Corp.	352	28,107
Pentair, Inc.	243	8,950
Plexus Corp. (a)	140	3,373
Power-One, Inc. (a)	726	2,171
Precision Castparts Corp.	67	7,877
Regal-Beloit Corp.	161	5,971
Republic Services, Inc.	423	13,447
Rexam PLC	128	1,139
Rheinmetall AG	15	1,143
Rieter Holding AG	2	747

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Rinnai Corp.	44	1,409
Rockwell Automation, Inc.	169	9,165
Rockwell Collins, Inc.	337	21,268
Rolls-Royce Group PLC	30,441	2,992
Roper Industries, Inc.	203	12,610
Royal Philips NV	213	8,034
Ryder System, Inc.	152	10,407
Sacyr Vallehermoso SA	28	997
Safran SA	52	1,098
Sagami Railway Co. Ltd.	399	1,531
Sankyu, Inc.	262	1,371
Sanmina-SCI Corp. (a)	4,082	6,327
Sanwa Holdings Corp.	221	918
Sanyo Electric Co. Ltd. (a)	845	2,105
Schindler Holding AG	20	1,628
Schneider Electric SA	45	5,525
Sealed Air Corp.	212	5,361
Seino Holdings Corp.	135	904
SembCorp. Industries Ltd.	348	1,078
SembCorp. Marine Ltd.	487	1,329
Sharp Corp.	435	7,308
Shaw Group, Inc. (a)	78	3,855
Shima Seiki Manufacturing Ltd.	30	1,180
Shimizu Corp.	290	1,369
Siemens AG	157	18,624
SIG PLC	49	732
Sims Group Ltd.	58	1,810
Singapore Post Ltd.	1,598	1,367
Singapore Technologies Engineering Ltd.	537	1,275
Skanska AB	74	1,227
SMC Corp.	25	2,904
Snap-On, Inc.	381	22,597
SNC-Lavalin Group, Inc.	36	1,806
Sonoco Products Co.	237	7,809
Spirit Aerosystems Holdings, Inc. (a)	566	16,510
SPX Corp.	53	6,519
Stanley Electric Co. Ltd.	73	1,850
The Stanley Works	195	9,407
Star Micronics Co. Ltd.	44	749
Stericycle, Inc. (a)	173	9,235
STX Pan Ocean Co. Ltd.	845	2,100
Sulzer AG	10	1,313
Sumitomo Electric Industries Ltd.	302	3,886
Sumitomo Heavy Industries Ltd.	240	2,020
Tadano Ltd.	91	942
Taiheiyo Cement Corp.	379	864
Taisei Corp.	426	1,127
Taiyo Yuden Co. Ltd.	60	693
Techtronic Industries Co.	1,101	1,067

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Teekay Corp.	108	4,929
Teledyne Technologies, Inc. (a)	163	9,573
Teleflex, Inc.	232	12,781
Tenaris SA	87	2,294
Terex Corp. (a)	217	15,121
Tetra Tech, Inc. (a)	541	11,431
Texas Industries, Inc.	182	14,089
Textron, Inc.	90	5,491
Thales SA	23	1,509
THK Co. Ltd.	55	1,219
Thomas & Betts Corp. (a)	121	4,533
Tidewater, Inc.	69	4,500
Timken Co.	182	6,579
Titan Cement Co. SA	25	1,120
TNT NV	72	2,806
Tobu Railway Co. Ltd.	342	1,743
Toda Corp.	240	1,166
Toho Zinc Co. Ltd.	136	760
Tokyo Seimitsu Co. Ltd.	39	780
Tokyu Corp.	421	2,231
Toll Holdings Ltd.	241	1,803
Tomkins PLC	272	987
Toshiba Corp.	1,284	10,644
Toyo Seikan Kaisha Ltd.	77	1,511
Transfield Services Ltd.	135	1,630
Transpacific Industries Group Ltd.	114	933
Transport International Holding Ltd.	243	1,310
Travis Perkins PLC	34	655
Tredegar Corp.	191	3,121
Trimble Navigation Ltd. (a)	348	11,411
Trinity Industries, Inc.	161	4,894
Tsubakimoto Chain Co.	180	1,212
Tyco International Ltd.	158	7,393
Ulvac, Inc.	32	1,308
Union Pacific Corp.	92	13,357
United Group Ltd.	82	1,103
United Technologies Corp.	331	23,988
URS Corp. (a)	432	17,427
Ushio, Inc.	69	1,306
UTi Worldwide, Inc.	167	3,671
Vallourec SA	10	2,737
Varian, Inc. (a)	203	10,338
Venture Corp. Ltd.	130	1,064
Vishay Intertechnology, Inc. (a)	408	3,856
Wabtec Corp.	242	10,377
Wartsila Oyj	19	1,306
Waste Connections, Inc. (a)	446	14,303
Waste Management, Inc.	186	6,715
Waters Corp. (a)	212	13,030

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Weir Group PLC	87	1,439
Werner Enterprises, Inc.	397	7,722
Wesfarmers Ltd.	277	9,773
Wienerberger AG	19	1,099
WorleyParsons Ltd.	78	2,855
Worthington Industries, Inc.	606	10,913
Yamatake Corp.	43	1,249
Yamato Holdings Co. Ltd.	178	2,597
Yaskawa Electric Corp.	107	1,085
YIT OYJ	41	1,169
Yokogawa Electric Corp.	96	1,044
YRC Worldwide, Inc. (a)	578	9,392
Zardoya Otis SA	42	1,179
Zebra Technologies Corp. (a)	139	5,107
Zodiac SA	18	966
		2,450,145

Technology (6.61%)
ACI Worldwide, Inc. (a)	297	6,564
Actel Corp. (a)	249	4,104
Activision, Inc. (a)	561	15,175
Adobe Systems, Inc. (a)	300	11,187
Advanced Micro Devices, Inc. (a)	1,050	6,258
Advent Software, Inc. (a)	94	3,747
Affiliated Computer Services, Inc. (a)	188	9,958
Agilysys, Inc.	207	2,269
Altera Corp.	726	15,449
Amkor Technology, Inc. (a)	1,046	9,989
Analog Devices, Inc.	170	5,476
Ansys, Inc. (a)	453	18,224
Apple, Inc. (a)	520	90,454
Applied Materials, Inc.	717	13,379
ARM Holdings PLC	435	873
ASM Pacific Technology Ltd.	142	968
ASML Holding NV	76	2,176
ATMI, Inc. (a)	173	5,093
Atos Origin SA	22	1,354
Autodesk, Inc. (a)	462	17,556
Automatic Data Processing, Inc.	134	5,923
Autonomy Corp. PLC (a)	77	1,311
Avid Technology, Inc. (a)	206	4,299
Axcelis Technologies, Inc. (a)	687	3,710
BMC Software, Inc. (a)	400	13,904
Broadridge Financial Solutions, Inc.	182	3,389
Brocade Communications Systems, Inc. (a)	875	6,265
Brooks Automation, Inc. (a)	454	4,703
CA, Inc.	227	5,026
Cabot Microelectronics Corp. (a)	120	4,086
CACI International, Inc. (a)	154	7,718

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Cadence Design Systems, Inc. (a)	283	3,150
Canon, Inc.	496	24,804
Cap Gemini SA	27	1,644
Cerner Corp. (a)	124	5,737
CGI Group, Inc. (a)	128	1,491
Ciber, Inc. (a)	335	2,097
Citrix Systems, Inc. (a)	416	13,624
Cognizant Technology Solutions (a)	606	19,544
Computer Sciences Corp. (a)	477	20,792
Computershare Ltd.	199	1,680
Compuware Corp. (a)	769	5,798
Conexant Systems, Inc. (a)	3,258	1,613
Cree, Inc. (a)	235	6,110
CSG Systems International, Inc. (a)	302	3,654
CSK Holdings Corp.	41	869
Cypress Semiconductor Corp. (a)	162	4,555
Dassault Systemes SA	22	1,388
Dell, Inc. (a)	1,227	22,859
Diebold, Inc.	86	3,371
DSP Group, Inc. (a)	218	2,862
DST Systems, Inc. (a)	103	6,164
Dun & Bradstreet Corp.	124	10,453
Electronic Arts, Inc. (a)	157	8,081
Electronics for Imaging (a)	506	7,297
EMC Corp. (a)	1,316	20,266
Emulex Corp. (a)	361	4,725
Entegris, Inc. (a)	888	6,696
Factset Research Systems, Inc.	88	5,283
Fidelity National Information Services, Inc.	413	14,893
Fiserv, Inc. (a)	350	17,693
Formfactor, Inc. (a)	337	6,494
Fujitsu Ltd.	825	5,260
Global Payments, Inc.	159	7,037
Hewlett-Packard Co.	1,518	70,359
Hutchinson Technology, Inc. (a)	178	2,517
IBM Corp.	520	62,764
Ikon Office Solutions, Inc.	673	7,369
Imation Corp.	243	5,681
Indra Sistemas SA	50	1,369
Infineon Technologies AG (a)	139	1,294
Informatica Corp. (a)	605	9,656
Intel Corp.	3,426	76,263
International Rectifier Corp. (a)	141	3,209
Intersil Corp.	318	8,497
Intuit, Inc. (a)	656	17,692
Itochu Techno-Solutions Corp.	36	1,136
Jack Henry & Associates, Inc.	732	19,237
Kla-Tencor Corp.	227	9,915
Konami Corp.	58	2,075

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Kulicke & Soffa Industries, Inc. (a)	388	2,557
Lam Research Corp. (a)	267	10,904
Lattice Semiconductor Corp. (a)	1,031	3,495
Lenovo Group Ltd.	1,955	1,495
Lexmark International, Inc. (a)	125	3,924
Linear Technology Corp.	468	16,361
LogicaCMG PLC	416	949
Logitech International SA (a)	48	1,469
Marvell Technology Group Ltd. (a)	232	3,004
Mastercard, Inc.	87	24,200
Maxim Integrated Products, Inc.	163	3,428
MEMC Electronic Materials, Inc. (a)	118	7,430
Metavante Technologies, Inc. (a)	265	6,246
Micrel, Inc.	435	4,272
Micron Technology, Inc. (a)	767	5,921
Micros Systems, Inc. (a)	516	18,395
Microsemi Corp. (a)	469	11,491
Microsoft Corp.	4,968	141,687
Misys PLC	268	835
National Semiconductor Corp.	277	5,648
Navteq Corp. (a)	191	14,174
NCR Corp. (a)	358	8,818
Neopost SA	9	942
NetApp, Inc. (a)	441	10,672
Nomura Research Institute Ltd.	64	1,413
Novell, Inc. (a)	797	5,005
Novellus Systems, Inc. (a)	243	5,312
Nuance Communications, Inc. (a)	177	3,590
Nvidia Corp. (a)	277	5,692
Obic Co. Ltd.	7	1,290
OC Oerlikon Corp. AG (a)	3	1,041
ON Semiconductor Corp. (a)	588	4,392
Oracle Corp. (a)	2,205	45,974
Oracle Corp. Japan	29	1,314
Otsuka Corp.	14	1,073
Palm, Inc. (a)	727	4,188
Parametric Technology Corp. (a)	1,002	17,465
Paychex, Inc.	171	6,219
Perot Systems Corp. (a)	829	12,966
Photronics, Inc. (a)	264	2,798
Pitney Bowes, Inc.	322	11,627
PMC - Sierra, Inc. (a)	1,880	14,608
QLogic Corp. (a)	379	6,049
Quantum Corp. (a)	1,587	2,777
Quest Software, Inc. (a)	235	3,130
Rambus, Inc. (a)	235	5,396
Red Hat, Inc. (a)	391	8,043
Research In Motion Ltd. (a)	87	10,590
RiCoh Co. Ltd.	293	5,052

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Rohm Co. Ltd.	43	2,998
Sage Group PLC	279	1,097
Salesforce.com, Inc. (a)	192	12,812
SanDisk Corp. (a)	111	3,007
SAP AG	166	8,489
SEI Investments Co.	295	6,865
Seiko Epson Corp.	65	1,757
Semiconductor Manufacturing, Inc. (a)	10,078	763
Semtech Corp. (a)	433	7,032
Shinko Electric Industries Co.	53	730
Silicon Laboratories, Inc. (a)	363	12,259
Silicon Storage Technology, Inc. (a)	875	2,686
Skyworks Solutions, Inc. (a)	1,414	12,288
Square Enix Co. Ltd.	45	1,467
SRA International, Inc. (a)	209	5,490
STMicroelectronics NV	123	1,445
Sun Microsystems, Inc. (a)	347	5,434
Sybase, Inc. (a)	378	11,122
Synopsys, Inc. (a)	162	3,744
Take-Two Interactive Software, Inc. (a)	364	9,551
TDK Corp.	53	3,629
Teradata Corp. (a)	340	7,239
Teradyne, Inc. (a)	466	6,193
Tessera Technologies, Inc. (a)	316	6,396
Texas Instruments, Inc.	857	24,990
THQ, Inc. (a)	154	3,277
Tokyo Electron Ltd.	66	4,284
TomTom NV (a)	20	700
Total System Services, Inc.	259	6,164
Trident Microsystems, Inc. (a)	284	1,233
TriQuint Semiconductor, Inc. (a)	939	6,188
Unisys Corp. (a)	1,857	7,725
Varian Semiconductor Equipment Associates, Inc. (a)	413	15,128
VeriFone Holdings, Inc. (a)	138	1,544
Western Digital Corp. (a)	559	16,206
Wincor Nixdorf AG	15	1,152
Wind River Systems, Inc. (a)	618	5,093
Xerox Corp.	503	7,027
Xilinx, Inc.	755	18,701
Zoran Corp. (a)	218	2,869
		1,619,699

Utilities (3.87%)
A2A SpA	391	1,444
AGL Energy Ltd.	175	2,064
AGL Resources, Inc.	671	22,814
Algonquin Power Income Fund	54	412
Allegheny Energy, Inc.	314	16,893
Allete, Inc.	175	7,310

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Alliant Energy Corp.	112	4,219
Ameren Corp.	560	25,402
American Electric Power Co., Inc.	155	6,918
Aqua America, Inc.	311	5,732
Aquila, Inc. (a)	2,862	10,303
Atmos Energy Corp.	775	21,452
Avista Corp.	507	10,409
Babcock & Brown Infrastructure Group	963	1,045
Black Hills Corp.	338	13,185
British Energy Group PLC	190	2,870
Canadian Utilities Ltd.	29	1,277
Centerpoint Energy, Inc.	690	10,502
Centrica PLC	683	3,992
China Resources Power Holdings Ltd.	506	1,282
Chubu Electric Power Co., Inc.	295	6,908
Chugoku Electric Power Co., Inc.	117	2,571
Cleco Corp.	530	12,725
CLP Holdings Ltd.	650	5,155
CMS Energy Corp.	516	7,523
Consolidated Edison, Inc.	81	3,370
Contact Energy Ltd.	184	1,395
Dominion Resources, Inc.	190	8,244
DPL, Inc.	264	7,347
DTE Energy Co.	423	17,051
Duke Energy Corp.	401	7,342
Dynegy, Inc. (a)	996	8,586
E.ON AG	129	26,394
Edison International	93	4,852
El Paso Electric Co.	429	9,683
Electric Power Development Co.	66	2,475
Electricite de France	43	4,513
Enagas SA	55	1,675
Endesa SA	87	4,306
Enel SpA	780	8,516
Energen Corp.	66	4,504
Energias de Portugal SA	421	2,670
Energy East Corp.	375	8,550
Entergy Corp.	70	8,040
Exelon Corp.	241	20,601
FirstEnergy Corp.	96	7,261
Fortis, Inc.	53	1,464
Fortum Oyj	82	3,493
FPL Group, Inc.	119	7,889
Gas Natural SDG SA	23	1,347
Gaz de France SA	36	2,381
Great Plains Energy, Inc.	202	5,179
Hawaiian Electric Industries, Inc.	720	17,705
Hokkaido Electric Power Co., Inc.	80	1,673
Hokuriku Electric Power Co.	82	1,979

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Hong Kong & China Gas Co.	1,448	4,236
HongKong Electric Holdings Ltd.	522	3,275
IdaCorp., Inc.	391	12,684
Integrys Energy Group, Inc.	221	10,584
International Power PLC	279	2,436
ITC Holdings Corp.	146	8,144
Kansai Electric Power Co., Inc.	338	8,045
Kyushu Electric Power Co., Inc.	180	4,085
MDU Resources Group, Inc.	398	11,490
National Grid PLC	502	6,990
Nicor, Inc.	105	3,688
NiSource, Inc.	808	14,463
Northeast Utilities	364	9,580
Northumbrian Water Group PLC	212	1,374
Northwest Natural Gas Co.	248	11,128
NorthWestern Corp.	277	6,875
NRG Energy, Inc. (a)	471	20,700
NSTAR	255	8,214
OGE Energy Corp.	216	7,061
Osaka Gas Co. Ltd.	845	3,007
Pennon Group PLC	106	1,338
Pepco Holdings, Inc.	489	12,181
PG&E Corp.	132	5,280
Piedmont Natural Gas Co.	624	16,405
Pinnacle West Capital Corp.	235	7,976
PNM Resources, Inc.	608	8,810
Portland General Electric Co.	266	6,384
PPL Corp.	123	5,906
Progress Energy, Inc.	102	4,283
Public Power Corp. SA	43	1,819
Public Service Enterprise Group, Inc.	278	12,207
Puget Energy, Inc.	280	7,619
Red Electrica de Espana SA	29	1,889
Reliant Energy, Inc. (a)	924	23,784
RWE AG	87	10,076
SCANA Corp.	249	9,818
Scottish & Southern Energy PLC	161	4,455
Sempra Energy	89	5,044
Severn Trent PLC	50	1,452
Shikoku Electric Power Co., Inc.	96	2,728
Sierra Pacific Resources	532	7,251
Snam Rete Gas SpA	236	1,501
Southern Co.	316	11,765
Southwest Gas Corp.	391	11,288
Suez SA	215	15,279
TECO Energy, Inc.	493	7,893
Terna Rete Elettrica Nazionale SpA	382	1,694
The AES Corp. (a)	353	6,128
Toho Gas Co. Ltd.	283	1,374

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Tohoku Electric Power Co., Inc.		200	4,539
Tokyo Electric Power Co., Inc.		539	13,710
Tokyo Gas Co. Ltd.		954	3,651
TransAlta Corp.		46	1,552
UGI Corp.		903	23,478
Union Fenosa SA		24	1,614
Unisource Energy Corp.		328	10,247
United Utilities PLC		164	2,339
Vectren Corp.		664	18,778
Veolia Environnement SA		73	5,306
Verbund AG		27	2,098
Westar Energy, Inc.		775	17,972
WGL Holdings, Inc.		428	14,038
Wisconsin Energy Corp.		342	16,232
Xcel Energy, Inc.		1,174	24,419
			946,551

Total Common Stocks (Cost $ 19,116,485)			18,524,845

Corporate Bonds (1.37%)
Basic Materials (0.02%)
Weyerhaeuser Co., 6.95%, 8/01/17	USD	4,000	4,094

Communications (0.15%)
Comcast Corp., 6.50%, 11/15/35	USD	13,000	12,981
Sprint Capital Corp., 8.38%, 3/15/12	USD	7,000	6,668
Verizon Communications, Inc., 7.25%, 12/01/10	USD	15,000	16,046
			35,695

Consumer Goods (0.16%)
Anheuser-Busch Companies, Inc., 5.05%, 10/15/16	USD	4,000	3,943
Coca-Cola Enterprises, 8.50%, 2/01/22	USD	4,000	4,922
Conagra Foods, Inc., 6.75%, 9/15/11	USD	4,000	4,245
Kimberly-Clark Corp., 5.00%, 8/15/13	USD	7,000	7,139
KOHLS Corp., 6.00%, 1/15/33	USD	8,000	6,589
Macys Retail Hldgs, Inc., 5.75%, 7/15/14	USD	4,000	3,623
Procter & Gamble Co., 4.95%, 8/15/14	USD	5,000	5,210
Target Corp., 5.88%, 3/01/12	USD	4,000	4,175
			39,846

Energy (0.02%)
Kinder Morgan Energy Partners LP, 7.75%, 3/15/32	USD	4,000	4,282

Financial (0.50%)
Allstate Corp., 7.20%, 12/01/09	USD	4,000	4,184
American General Finance, 5.38%, 10/01/12	USD	13,000	12,611
Citigroup, Inc., 6.63%, 1/15/28	USD	14,000	13,783

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
Conocophillips Canada, 5.63%, 10/15/16	USD	14,000	14,586
Credit Suisse USA, Inc., 6.13%, 11/15/11	USD	13,000	13,533
John Hancock Glob Fdg II, 7.90%, 7/02/10 (b)	USD	5,000	5,474
JPMC Capital XVIII, 6.95%, 8/17/36	USD	15,000	14,320
Lehman Brothers Holdings, Inc., 6.63%, 1/18/12	USD	4,000	4,066
Morgan Stanley, 6.75%, 4/15/11	USD	9,000	9,344
National Rural Utilities, 7.25%, 3/01/12	USD	7,000	7,518
Prudential Financial, Inc., 5.10%, 9/20/14	USD	4,000	3,945
U.S. Bank NA, 6.38%, 8/01/11	USD	4,000	4,249
Wachovia Bank NA, 7.80%, 8/18/10	USD	7,000	7,416
Wells Fargo & Co., 4.63%, 8/09/10	USD	8,000	8,125
			123,154

Healthcare (0.06%)
Abbott Laboratories, 5.60%, 11/30/17	USD	10,000	10,336
Wyeth, 5.50%, 2/01/14	USD	5,000	5,135
			15,471

Industrial (0.33%)
Boeing Co., 6.13%, 2/15/33	USD	4,000	4,186
Burlington Northern Santa Fe, 7.00%, 12/15/25	USD	4,000	4,212
General Electric Co., 5.00%, 2/01/13	USD	20,000	20,401
Norfolk Southern Corp., 6.20%, 4/15/09	USD	42,000	42,892
Union Pacific Corp., 4.88%, 1/15/15	USD	9,000	8,690
			80,381

Utilities (0.13%)
Duke Energy Carolinas LLC, 6.25%, 1/15/12	USD	4,000	4,223
Exelon Corporation, 4.90%, 6/15/15	USD	4,000	3,746
Florida Power & Light Co., 5.95%, 10/01/33	USD	20,000	20,285
Southern Power Co., 4.88%, 7/15/15	USD	4,000	3,827
			32,081

Total Corporate Bonds (Cost $ 336,978)			335,004

U.S. Government Agency Pass-Through Securities (1.50%)
Fannie Mae (1.02%)
6.00%, 6/01/17, Pool #555004	USD	3,892	4,025
5.50%, 8/01/17, Pool #826283	USD	2,454	2,514
5.00%, 5/01/18, Pool #703444	USD	5,720	5,755
4.50%, 1/01/19, Pool #735057	USD	4,453	4,430
5.00%, 1/01/19, Pool #255077	USD	7,844	7,926
5.00%, 12/01/19, Pool #745369	USD	2,756	2,785
5.50%, 3/01/20, Pool #735405	USD	5,141	5,240
5.00%, 6/01/20, Pool #839333	USD	11,433	11,503
4.50%, 9/01/20, Pool #839289	USD	4,591	4,549
5.50%, 12/01/20, Pool #850811	USD	31,109	31,707

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
5.00%, 12/01/26, Pool #256570	USD	16,114	16,019
6.00%, 10/01/32, Pool #667994	USD	10,559	10,860
5.00%, 8/01/33, Pool #713679	USD	53,533	52,632
5.50%, 9/01/33, Pool #254869	USD	35,325	35,641
6.00%, 9/01/33, Pool #736937	USD	4,034	4,127
5.50%, 4/01/34, Pool #725424	USD	21,432	21,570
7.00%, 4/01/34, Pool #780703	USD	5,766	6,101
5.00%, 5/01/34, Pool #768230	USD	6,825	6,710
6.00%, 4/01/35, Pool #735503	USD	3,972	4,080
4.34%, 10/01/35, Pool #836206	USD	10,897	10,954
			249,128

Freddie Mac (0.36%)
4.00%, 6/01/18, Pool #E01401	USD	7,422	7,197
4.50%, 1/01/19, Pool #B11878	USD	11,289	11,215
5.00%, 8/01/33, Pool #A12886	USD	6,733	6,640
5.50%, 8/01/33, Pool #A11851	USD	9,004	9,090
6.50%, 12/01/33, Pool #A16523	USD	9,131	9,507
6.00%, 7/01/34, Pool #A24370	USD	7,829	8,036
5.50%, 10/01/34, Pool #A27526	USD	8,318	8,413
5.50%, 10/01/35, Pool #A39170	USD	14,400	14,518
5.50%, 11/01/35, Pool #A47728	USD	14,234	14,350
			88,966

GNMA (0.12%)
6.00%, 2/15/32, Pool #569704	USD	17,426	17,975
5.50%, 4/15/33, Pool #603566	USD	3,535	3,592
5.50%, 4/15/34, Pool #626116	USD	2,474	2,513
6.00%, 9/20/34, Pool #2 3611	USD	3,868	3,981
			28,061

Total U.S. Government Agency Pass-Through Securities (Cost $ 357,943)			366,155

U.S. Government Agency Securities (0.28%)
Fannie Mae (0.08%)
4.50%, 10/15/08	USD	10,000	10,097
6.63%, 9/15/09	USD	10,000	10,502
			20,599

Federal Home Loan Bank (0.04%)
4.63%, 11/21/08	USD	10,000	10,113

Freddie Mac (0.16%)
4.63%, 12/19/08	USD	10,000	10,127
4.75%, 1/18/11	USD	10,000	10,435
4.75%, 1/19/16	USD	20,000	20,811
			41,373

Total U.S. Government Agency Securities (Cost $ 69,751)			72,085

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)		Value ($)
U.S. Treasury Obligations (1.03%)
U.S. Treasury Bond (0.25%)
6.00%, 2/15/26	USD	25,000	29,533
5.25%, 11/15/28	USD	28,000	30,708
			60,241

U.S. Treasury Note (0.78%)
4.00%, 6/15/09	USD	86,000	87,935
4.00%, 4/15/10	USD	34,000	35,150
4.88%, 2/15/12	USD	16,000	17,230
4.25%, 8/15/15	USD	50,000	52,652
			192,967

Total U.S. Treasury Obligations (Cost $ 241,573)			253,208

Foreign Government Agency Securities (1.51%)
BELGIUM (0.06%)
Belgium Kingdom, 5.50%, 9/28/17	EUR	9,000	15,266

FRANCE (0.17%)
France O.A.T (French Government Bond), 3.75%, 4/25/17	EUR	27,000	40,606

GERMANY (0.21%)
Bundesobligation (German Government Bond), 4.00%, 4/13/12	EUR	33,000	51,683

ITALY (0.19%)
Buoni Poliennali Del Tesoro (Italian Government Bond), 5.25%, 8/01/17	EUR	28,000	46,325

JAPAN (0.63%)
Japan Government Bond, 1.50%, 6/20/12	JPY	15,900,000	155,457

NETHERLANDS (0.07%)
Netherlands Government Bond, 4.00%, 7/15/16	EUR	11,000	16,937

SPAIN (0.08%)
Bonos Y Oblig Del Estado (Spanish Government Bond), 5.50%, 7/30/17	EUR	11,000	18,662

UNITED KINGDOM (0.10%)
United Kingdom Treasury Bond, 4.00%, 9/07/16	GBP	13,000	24,830

Total Foreign Government Agency Securities (Cost $ 322,765)			369,766

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Preferred Stocks (0.06%)
Communications (0.00%)
ProSiebenSat.1 Media AG	36	565

Consumer, Cyclical (0.03%)
Bayerische Motoren Werke AG - PFD	26	1,135
Porsche Automobil Holding SE	20	3,709
Volkswagen - PFD	20	3,308
		8,152

Consumer, Non-cyclical (0.01%)
Henkel KGaA - PFD	33	1,409
Ito En Ltd. - PFD	12	132
		1,541

Financial (0.00%)
Unipol Gruppo Finanziario SpA - PFD	409	1,199

Healthcare (0.01%)
Fresenius SE - PFD	16	1,331

Utilities (0.01%)
RWE AG - PFD	14	1,312

Total Preferred Stocks (Cost $ 14,488)		14,100

Rights and Options (0.08%)
Consumer, Non-cyclical (0.03%)
Nutreco Holding NV	17	-
Reckitt Benckiser Group PLC	113	6,600
		6,600

Energy (0.00%)
Westernzagros Resources Ltd.	37	90

Financial (0.01%)
Aegon NV	270	-
Banca Monte dei Paschi di Siena EU	233	163
Banco de Valencia SA	-	-
China Overseas Land & Investments Ltd.	117	63
Henderson Group PLC	327	796
UBS AG	354	598
		1,620

NestEgg Dow Jones Target Date Funds	Schedule of Portfolio Investments
NestEgg Dow Jones 2040 Fund	April 30, 2008 - (Unaudited)

	Shares or
Security Description	Principal (Currency Noted)	Value ($)
Utilities (0.04%)
Iberdrola SA	708	10,406

Total Rights and Options (Cost $ 17,664)		18,716

Money Market (8.51%)
American Beacon Money Market Fund	1,658,150	1,658,150
Dreyfus Cash Management	123,319	123,319
Dreyfus Cash Management Plus	304,182	304,182
Total Money Market (Cost $ 2,085,651)		2,085,651

Investment Companies (9.43%)
BLDRS Emerging Markets 50 ADR	8,560	464,123
iShares MSCI Emerging Markets	9,667	1,417,762
Vanguard Emerging Markets ETF	4,171	426,026
Total Investment Companies (Cost $ 2,037,028)		2,307,911

Total Investments
(Cost $ 24,600,326) (b) 99.42%		24,347,441

Other assets in excess of liabilities 0.58%		139,621

NET ASSETS 100.00%		24,487,062

(a)	Non-income producing security.
(b)	See notes to financial statements for tax unrealized appreciation (depreciation) of securities.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     The Board of Trustees has not adopted procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

(a)(3) Not applicable.

(b) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant, as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	American Independence Funds Trust

By (Signature and Title)	/s/ Eric M. Rubin
Eric M. Rubin, President

Date	7/10/2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Eric M. Rubin
Eric M. Rubin, President

Date	7/10/2008

By (Signature and Title)	/s/ Susan L. Silva
Susan L. Silva, Treasurer

Date	7/10/2008